Consolidated Schedule of Investments
(unaudited)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Australia — 0.0%
(a)(b)
Liberty, Series 2024-1A, Class A, (1-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.20%),
5.30%, 05/25/32 ............ AUD 2,400 $ 1,503,612
Panorama Auto Trust
Series 2025-1, Class A, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
0.97%), 5.08%, 03/15/33 .... 11,785 7,358,335
Series 2025-1, Class B, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
1.35%), 5.46%, 03/15/33 .... 8,483 5,286,821
Series 2025-1, Class C, (1-mo.
ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
1.55%), 5.66%, 03/15/33 .... 1,724 1,074,451
Series 2025-1, Class E, (1-mo. ASX
Australia Bank Bill Short Term
Rates Mid at 0.00% Floor +
3.40%), 7.51%, 03/15/33 .... 500 310,769
15,533,988
Bermuda — 0.1%
(a)(c)
AREIT LLC, Series 2023-CRE8, Class
A, (1-mo. CME Term SOFR at 2.11%
Floor + 2.11%), 6.43%, 08/17/41 . USD 5,640 5,611,333
OHA Credit Funding 11 Ltd., Series
2022-11A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.69%, 07/19/37 ....... 250 250,031
OHA Credit Funding 13 Ltd., Series
2022-13A, Class ER, (3-mo. CME
Term SOFR at 5.40% Floor +
5.40%), 9.69%, 07/20/37 ....... 7,675 7,653,396
Rad CLO 25 Ltd., Series 2024-25A,
Class A1, (3-mo. CME Term SOFR
at 1.46% Floor + 1.46%), 5.75%,
07/20/37 ................. 3,000 3,005,258
RR 21 Ltd., Series 2022-21A, Class
A1AR, (3-mo. CME Term SOFR
at 1.40% Floor + 1.40%), 5.70%,
07/15/39 ................. 8,000 8,006,715
RR 24 Ltd.
Series 2022-24A, Class A1A2, (3-
mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.65%, 01/15/37 2,000 2,001,047
Series 2022-24A, Class SUB,
0.00%, 01/15/37 .......... 9,750 6,597,825
RR 33 Ltd., Series 2024-33A, Class
A1B, (3-mo. CME Term SOFR
at 1.58% Floor + 1.58%), 6.15%,
10/15/39 ................. 2,000 2,003,316
RR 37 Ltd., Series 2025-37A, Class
A1A, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.49%,
04/15/38 ................. 2,390 2,384,553
Symphony CLO 38 Ltd.
Series 2023-38A, Class C1, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.20%, 04/24/36 ... 2,500 2,501,622
Series 2023-38A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor
+ 6.00%), 10.30%, 04/24/36 .. 7,500 7,503,581
Security
Par (000)
Par (000) Value
Bermuda (continued)
Symphony CLO 40 Ltd.
Series 2023-40A, Class AR, (3-mo.
CME Term SOFR at 1.31% Floor
+ 1.31%), 5.73%, 01/05/38 ... USD 2,100 $ 2,100,041
Series 2023-40A, Class D1R, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.65%), 7.07%, 01/05/38 ... 1,840 1,836,046
Trinitas CLO XXIV Ltd., Series 2024-
24A, Class E, (3-mo. CME Term
SOFR at 7.34% Floor + 7.34%),
11.64%, 04/25/37 ........... 5,000 5,097,688
56,552,452
Canada — 0.0%
Fairstone Financial Issuance Trust I
(c)
Series 2020-1A, Class A, 2.51%,
10/20/39 ............... CAD 471 327,054
Series 2020-1A, Class B, 3.74%,
10/20/39 ............... 18,261 12,570,466
Series 2020-1A, Class C, 5.16%,
10/20/39 ............... 2,125 1,444,418
Series 2020-1A, Class D, 6.87%,
10/20/39 ............... 150 102,221
14,444,159
Cayman Islands — 5.3%
522 Funding CLO Ltd., Series 2020-6A,
Class A1R2, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
5.49%, 10/23/34
(a)(c)
.......... USD 8,470 8,451,275
720 East CLO VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR
at 1.06% Floor + 1.06%), 5.36%,
04/20/37
(a)(c)
............... 14,750 14,750,000
AB BSL CLO 2 Ltd., Series 2021-2A,
Class C, (3-mo. CME Term SOFR
at 2.10% Floor + 2.36%), 6.66%,
04/15/34
(a)(c)
............... 2,000 1,993,886
AB BSL CLO 3 Ltd., Series 2021-3A,
Class A1R, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.57%,
04/20/38
(a)(c)
............... 3,000 2,991,017
ABPCI Direct Lending Fund CLO IV
Ltd., Series 2017-2A, Class A1R,
(3-mo. CME Term SOFR at 1.79%
Floor + 1.79%), 6.09%, 10/27/33
(a)(c)
3,000 3,005,410
ABPCI DIRECT LENDING FUND CLO
V Ltd., Series 2019-5A, Class A1RR,
(3-mo. CME Term SOFR at 2.20%
Floor + 2.20%), 6.49%, 01/20/36
(a)(c)
6,250 6,233,835
ACAS CLO Ltd.
(a)(c)
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.89% Floor
+ 1.15%), 5.44%, 10/18/28 ... 48 47,922
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.15%, 10/18/28 ... 500 498,030
Series 2015-1A, Class CRR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.46%), 6.75%, 10/18/28 ... 3,690 3,691,659
AGL CLO 12 Ltd., Series 2021-12A,
Class A1, (3-mo. CME Term SOFR
at 1.16% Floor + 1.42%), 5.71%,
07/20/34
(a)(c)
............... 1,000 1,001,991

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
AGL CLO 34 Ltd., Series 2024-34A,
Class A1, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.74%,
01/22/38
(a)(c)
............... USD 4,000 $ 4,000,591
AGL CLO 35 Ltd., Series 2024-35A,
Class E, (3-mo. CME Term SOFR
at 5.15% Floor + 5.15%), 9.66%,
01/21/38
(a)(c)
............... 600 600,193
AGL CLO 37 Ltd., Series 2024-37A,
Class A1, (3-mo. CME Term SOFR
at 1.24% Floor + 1.24%), 5.54%,
04/22/38
(a)(c)
............... 4,000 3,985,638
AGL Core CLO 36 Ltd.
(a)(c)
Series 2024-36A, Class A, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.53%, 01/23/38 ... 2,500 2,487,489
Series 2024-36A, Class X, (3-mo.
CME Term SOFR at 0.95% Floor
+ 0.95%), 5.20%, 01/23/38 ... 1,320 1,317,103
AGL Core CLO 8 Ltd., Series 2020-8A,
Class BR2, (3-mo. CME Term SOFR
at 1.70% Floor + 1.70%), 6.08%,
01/20/38
(a)(c)
............... 4,000 3,988,090
AIMCO CLO, Series 2018-BA, Class
ER, (3-mo. CME Term SOFR at
6.30% Floor + 6.30%), 10.61%,
04/16/37
(a)(c)
............... 1,000 1,004,454
AIMCO CLO 10 Ltd., Series 2019-10A,
Class SUB, 0.00%, 07/22/32
(a)(c)
.. 2,250 1,280,475
AIMCO CLO 14 Ltd., Series 2021-14A,
Class SUB, 0.00%, 04/20/34
(a)(c)
.. 20,000 13,110,000
AIMCO CLO 23 Ltd., Series 2025-23A,
Class A, (3-mo. CME Term SOFR
at 1.13% Floor + 1.13%), 5.39%,
04/20/38
(a)(c)
............... 1,330 1,319,360
ALM VII Ltd., Series 2012-7A, Class
SUB, 0.00%, 10/15/2116
(a)(c)(d)(e)(f)
. 12,160 1
AMMC CLO 21 Ltd., Series 2017-21A,
Class A, (3-mo. CME Term SOFR
at 1.25% Floor + 1.51%), 5.80%,
11/02/30
(a)(c)
............... 10 9,516
AMMC CLO XII Ltd., Series 2013-12A,
Class BR, (3-mo. CME Term SOFR
at 1.50% Floor + 1.76%), 6.06%,
11/10/30
(a)(c)
............... 359 358,729
Anchorage Capital CLO 11 Ltd.
(a)(c)
Series 2019-11A, Class DR2, (3-mo.
CME Term SOFR at 3.75% Floor
+ 3.75%), 8.04%, 07/22/37 ... 2,500 2,503,262
Series 2019-11A, Class ER2, (3-mo.
CME Term SOFR at 7.33% Floor
+ 7.33%), 11.62%, 07/22/37 .. 2,500 2,511,528
Anchorage Capital CLO 17 Ltd., Series
2021-17A, Class A1R, (3-mo.
CME Term SOFR at 1.23% Floor +
1.23%), 5.55%, 02/15/38
(a)(c)
.... 7,000 6,975,500
Anchorage Capital CLO 7 Ltd.
(a)(c)
Series 2015-7A, Class AR3, (3-mo.
CME Term SOFR at 1.56% Floor
+ 1.56%), 5.86%, 04/28/37 ... 22,000 22,037,884
Series 2015-7A, Class BR3, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 6.35%, 04/28/37 ... 5,000 4,995,553
Series 2015-7A, Class DR3, (3-mo.
CME Term SOFR at 3.80% Floor
+ 3.80%), 8.10%, 04/28/37 ... 8,860 8,876,212
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Anchorage Capital CLO 8 Ltd., Series
2016-8A, Class DR2, (3-mo. CME
Term SOFR at 3.60% Floor +
3.86%), 8.16%, 10/27/34
(a)(c)
.... USD 2,000 $ 1,996,751
Anchorage Capital CLO 9 Ltd., Series
2016-9X, Class SUB, 0.00%,
01/15/29
(a)(b)
............... 7,500 2,019,000
Anchorage Credit Funding 10 Ltd.,
Series 2020-10A, Class AV, 3.62%,
04/25/38
(c)
................ 23,350 22,336,113
Anchorage Credit Funding 12 Ltd.,
Series 2020-12A, Class A1, 3.18%,
10/25/38
(c)
................ 20,000 18,829,222
Anchorage Credit Funding 13 Ltd.,
Series 2021-13A, Class A1, 2.88%,
07/27/39
(c)
................ 25,970 23,931,700
Anchorage Credit Funding 14 Ltd.,
Series 2021-14A, Class A, 3.00%,
01/21/40
(c)
................ 20,750 19,063,006
Anchorage Credit Funding 2 Ltd.,
Series 2015-2A, Class ARV, 3.93%,
04/25/38
(c)
................ 12,160 11,711,909
Anchorage Credit Funding 3 Ltd.
(c)
Series 2016-3A, Class A1R, 2.87%,
01/28/39 ............... 22,000 20,495,886
Series 2016-3A, Class A2R, (3-mo.
CME Term SOFR at 2.10% Floor
+ 2.36%), 6.66%, 01/28/39
(a)
.. 4,045 4,053,029
Series 2016-3A, Class SUBR,
0.00%, 01/28/39
(a)
......... 7,500 4,726,500
Anchorage Credit Funding 4 Ltd.,
Series 2016-4A, Class AR, 2.72%,
04/27/39
(c)
................ 14,250 13,127,503
Anchorage Credit Funding 8 Ltd.,
Series 2019-8A, Class A, 4.43%,
07/25/37
(c)
................ 8,367 8,210,932
Anchorage Credit Funding 9 Ltd.,
Series 2019-9A, Class AV, 3.79%,
10/25/37
(c)
................ 6,050 5,996,482
Anchorage Credit Funding Ltd., Series
2021-14A, Class SUB, 0.00%,
01/21/40
(a)(c)
............... 10,000 7,454,000
Antares CLO Ltd.
(a)(c)
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.80% Floor
+ 1.80%), 6.09%, 07/20/36 ... 3,600 3,588,543
Series 2019-2A, Class A1R, (3-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 6.24%, 01/23/36 ... 16,470 16,433,948
Series 2021-1A, Class A1, (3-mo.
CME Term SOFR at 1.53% Floor
+ 1.79%), 6.09%, 07/25/33 ... 3,475 3,480,256
Apidos CLO XV, Series 2013-15A,
Class A1RR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.27%),
5.56%, 04/20/31
(a)(c)
.......... 2,025 2,022,975
Apidos CLO XX
(a)(c)
Series 2015-20A, Class A1RA, (3-
mo. CME Term SOFR at 0.00%
Floor + 1.36%), 5.67%, 07/16/31 720 720,816
Series 2015-20A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 5.96%), 10.27%, 07/16/31 .. 1,500 1,497,269

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Apidos CLO XXII
(a)(c)
Series 2015-22A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.32%), 5.61%, 04/20/31 ... USD 452 $ 451,539
Series 2015-22A, Class BR, (3-mo.
CME Term SOFR at 1.95% Floor
+ 2.21%), 6.50%, 04/20/31 ... 3,250 3,250,000
Series 2015-22A, Class CR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 3.21%), 7.50%, 04/20/31 ... 800 800,000
Apidos CLO XXV, Series 2016-25A,
Class A1R3, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%),
5.47%, 01/20/37
(a)(c)
.......... 6,210 6,182,055
Apidos CLO XXVIII, Series 2017-28A,
Class D, (3-mo. CME Term SOFR
at 5.50% Floor + 5.76%), 10.05%,
01/20/31
(a)(c)
............... 270 268,484
Apidos CLO XXXI, Series 2019-31A,
Class BR, (3-mo. CME Term SOFR
at 1.55% Floor + 1.81%), 6.11%,
04/15/31
(a)(c)
............... 250 250,141
Apidos CLO XXXVI, Series 2021-36A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.15%,
07/20/34
(a)(c)
............... 1,320 1,318,997
Apidos CLO XXXVII, Series 2021-37A,
Class E, (3-mo. CME Term SOFR
at 6.30% Floor + 6.56%), 10.85%,
10/22/34
(a)(c)
............... 850 851,910
Apidos Loan Fund Ltd., Series 2024-1A,
Class E, (3-mo. CME Term SOFR
at 5.75% Floor + 5.75%), 10.05%,
04/25/35
(a)(c)
............... 1,010 1,010,317
AREIT Ltd.
(a)(c)
Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.01%, 05/17/41 ... 27,500 27,469,346
Series 2025-CRE10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.71%, 12/17/29 ... 3,710 3,706,773
Ares Loan Funding I Ltd.
(a)(c)
Series 2021-ALFA, Class E, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.96%), 11.26%, 10/15/34 .. 10,850 10,877,750
Series 2021-ALFA, Class SUB,
0.00%, 10/15/34 .......... 14,000 7,400,400
Ares LXXI CLO Ltd., Series 2024-71A,
Class F, (3-mo. CME Term SOFR
at 6.74% Floor + 6.74%), 11.03%,
04/20/37
(a)(c)
............... 5,000 4,444,239
Ares XLVII CLO Ltd., Series 2018-47A,
Class A1, (3-mo. CME Term SOFR
at 0.92% Floor + 1.18%), 5.48%,
04/15/30
(a)(c)
............... 448 448,202
Assurant CLO II Ltd., Series 2018-2A,
Class A, (3-mo. CME Term SOFR
at 1.04% Floor + 1.30%), 5.59%,
04/20/31
(a)(c)
............... 303 303,175
Assurant CLO IV Ltd.
(a)(c)
Series 2019-4A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.66%), 6.95%, 04/20/30 ... 500 499,984
Series 2019-4A, Class DR, (3-mo.
CME Term SOFR at 3.65% Floor
+ 3.91%), 8.20%, 04/20/30 ... 3,500 3,499,772
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Atrium XV, Series 15A, Class D1R,
(3-mo. CME Term SOFR at 3.30%
Floor + 3.30%), 7.61%, 07/16/37
(a)(c)
USD 1,450 $ 1,448,565
Bain Capital Credit CLO Ltd., Series
2024-6A, Class A1, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.65%, 01/21/38
(a)(c)
.... 1,330 1,328,934
Ballyrock CLO 14 Ltd.
(a)(c)
Series 2020-14A, Class BR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.00%), 6.29%, 07/20/37 ... 250 250,289
Series 2020-14A, Class DR, (3-mo.
CME Term SOFR at 5.85% Floor
+ 5.85%), 10.14%, 07/20/37 .. 250 247,007
Ballyrock CLO Ltd., Series 2020-2A,
Class DR, (3-mo. CME Term SOFR
at 6.15% Floor + 6.41%), 10.70%,
10/20/31
(a)(c)
............... 1,340 1,340,139
Barings CLO Ltd.
(a)(c)
Series 2015-IA, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 5.54%, 01/20/31 ... 1,379 1,378,346
Series 2015-IA, Class BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.66%), 5.95%, 01/20/31 ... 250 249,833
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.21%), 5.51%, 04/15/31 ... 981 981,111
Battalion CLO IX Ltd., Series 2015-9A,
Class DR, (3-mo. CME Term SOFR
at 3.25% Floor + 3.51%), 7.81%,
07/15/31
(a)(c)
............... 450 448,284
Battalion CLO VIII Ltd., Series 2015-8A,
Class A2R2, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
6.10%, 07/18/30
(a)(c)
.......... 11,000 10,990,100
BBAM US CLO I Ltd., Series 2022-1A,
Class AR, (3-mo. CME Term SOFR
at 1.20% Floor + 1.20%), 5.52%,
03/30/38
(a)(c)
............... 4,500 4,490,604
Bean Creek CLO Ltd.
(a)(c)
Series 2015-1A, Class AR, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.57%, 04/20/31 ... 1,469 1,468,287
Series 2015-1A, Class ER, (3-mo.
CME Term SOFR at 6.01% Floor
+ 6.01%), 10.30%, 04/20/31 .. 1,000 1,000,048
Benefit Street Partners CLO V-B Ltd.,
Series 2018-5BA, Class A1R, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.82%, 07/20/37
(a)(c)
.... 8,550 8,570,275
Benefit Street Partners CLO VIII Ltd.,
Series 2015-8A, Class A1AR, (3-mo.
CME Term SOFR at 1.10% Floor +
1.36%), 5.65%, 01/20/31
(a)(c)
.... 1,218 1,216,968
Benefit Street Partners CLO X Ltd.,
Series 2016-10A, Class A2AR,
(3-mo. CME Term SOFR at 1.55%
Floor + 1.81%), 6.10%, 04/20/34
(a)(c)
750 747,265
Benefit Street Partners CLO XVI Ltd.,
Series 2018-16A, Class A1R2,
(3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.64%, 01/17/38
(a)(c)
6,000 6,006,000

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Benefit Street Partners CLO XX Ltd.,
Series 2020-20A, Class ER, (3-mo.
CME Term SOFR at 6.75% Floor +
7.01%), 11.31%, 07/15/34
(a)(c)
.... USD 1,000 $ 1,001,689
Benefit Street Partners CLO XXIII Ltd.,
Series 2021-23A, Class E, (3-mo.
CME Term SOFR at 6.81% Floor +
7.07%), 11.37%, 04/25/34
(a)(c)
.... 1,250 1,251,522
Bethpage Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.13% Floor + 1.39%),
5.69%, 01/15/35
(a)(c)
.......... 8,000 8,001,571
Betony CLO 2 Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 1.08% Floor + 1.34%), 5.63%,
04/30/31
(a)(c)
............... 14,523 14,533,000
Birch Grove CLO 12 Ltd., Series 2025-
12A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
0.00%, 04/22/38
(a)(c)
.......... 8,000 7,916,000
BlueMountain CLO Ltd.
(a)(c)
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.44%), 5.73%, 10/22/30 ... 461 460,233
Series 2013-2A, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.86%), 6.15%, 10/22/30 ... 4,000 3,994,000
Series 2015-3A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.26%), 5.55%, 04/20/31 ... 1,144 1,142,976
Series 2016-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.52%, 11/15/30 ... 2,855 2,850,760
Series 2016-3A, Class A2R2, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.02%, 11/15/30 ... 7,400 7,395,650
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 6.25%, 07/30/30 ... 273 272,346
Series 2018-2A, Class A, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 5.69%, 08/15/31 ... 667 666,223
Series 2018-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.96%), 6.28%, 08/15/31 ... 2,750 2,746,947
Series 2018-3A, Class A1R, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 5.49%, 10/25/30 ... 9,645 9,644,910
Series 2018-3A, Class A2R, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.60%), 5.90%, 10/25/30 ... 9,000 8,998,225
BlueMountain CLO XXII Ltd., Series
2018-22A, Class A1, (3-mo. CME
Term SOFR at 1.08% Floor +
1.34%), 5.64%, 07/15/31
(a)(c)
.... 810 810,445
BlueMountain CLO XXIX Ltd., Series
2020-29A, Class D1R, (3-mo.
CME Term SOFR at 3.15% Floor +
3.41%), 7.71%, 07/25/34
(a)(c)
.... 250 249,656
BlueMountain CLO XXVI Ltd., Series
2019-26A, Class D1R, (3-mo.
CME Term SOFR at 3.50% Floor +
3.76%), 8.05%, 10/20/34
(a)(c)
.... 1,330 1,327,835
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
BlueMountain CLO XXVIII Ltd.
(a)(c)
Series 2021-28A, Class A, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.52%), 5.82%, 04/15/34 ... USD 560 $ 560,141
Series 2021-28A, Class D, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 7.46%, 04/15/34 ... 2,000 1,993,476
BlueMountain CLO XXX Ltd., Series
2020-30A, Class ER, (3-mo. CME
Term SOFR at 6.70% Floor +
6.70%), 11.00%, 04/15/35
(a)(c)
.... 250 244,938
BlueMountain CLO XXXIII Ltd., Series
2021-33A, Class D, (3-mo. CME
Term SOFR at 3.50% Floor +
3.76%), 8.08%, 11/20/34
(a)(c)
.... 1,510 1,507,439
BlueMountain Fuji US CLO II Ltd.,
Series 2017-2A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor +
1.26%), 5.55%, 10/20/30
(a)(c)
.... 1,692 1,691,653
Bryant Park Funding Ltd.
(a)(c)
Series 2023-19A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.49%, 04/15/38 ... 2,000 1,997,129
Series 2023-19A, Class D2R, (3-mo.
CME Term SOFR at 3.95% Floor
+ 3.95%), 8.24%, 04/15/38 ... 1,500 1,496,109
Series 2023-20A, Class E, (3-mo.
CME Term SOFR at 8.63% Floor
+ 8.63%), 12.93%, 07/15/36 .. 1,250 1,258,423
Series 2024-25A, Class A1, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.65%, 01/18/38 ... 5,000 5,003,895
BXMT Ltd., Series 2025-FL5, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 5.96%, 10/18/42
(a)(c)(f)
3,805 3,795,488
Canyon CLO Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 1.07% Floor + 1.33%), 5.63%,
07/15/31
(a)(c)
............... 1,947 1,948,039
Carbone CLO Ltd.
(a)(c)
Series 2017-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.40%), 5.69%, 01/20/31 ... 1,816 1,816,814
Series 2017-1A, Class C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.86%), 7.15%, 01/20/31 ... 3,000 2,998,934
Carlyle Global Market Strategies CLO
Ltd.
(a)(c)
Series 2014-2RA, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 5.63%, 05/15/31 ... 3,173 3,170,210
Series 2014-3RA, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.31%), 5.61%, 07/27/31 ... 10,807 10,800,181
Series 2014-5A, Class A1RR, (3-mo.
CME Term SOFR at 1.14% Floor
+ 1.40%), 5.70%, 07/15/31 ... 2,094 2,095,142
Series 2015-1A, Class AR3, (3-mo.
CME Term SOFR at 0.98% Floor
+ 1.24%), 5.53%, 07/20/31 ... 1,537 1,537,424
Carlyle US CLO Ltd.
(a)(c)
Series 2017-3A, Class FR2, (3-mo.
CME Term SOFR at 9.00% Floor
+ 9.00%), 13.29%, 10/21/37 .. 5,000 4,600,552

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2017-4A, Class A1, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.44%), 5.74%, 01/15/30 ... USD 541 $ 541,100
Series 2018-2A, Class A1R, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 5.45%, 10/15/31 ... 2,281 2,280,253
Series 2019-1A, Class A1AR, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 5.63%, 04/20/31 ... 792 792,509
CarVal CLO I Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 0.00% Floor + 3.15%), 7.46%,
07/16/31
(a)(c)
............... 1,705 1,704,514
CarVal CLO VC Ltd.
(a)(c)
Series 2021-2A, Class D, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 7.81%, 10/15/34 ... 500 499,032
Series 2021-2A, Class E, (3-mo.
CME Term SOFR at 6.75% Floor
+ 7.01%), 11.31%, 10/15/34 .. 250 250,561
Cayuga Park CLO Ltd., Series 2020-1A,
Class AR, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.68%,
07/17/34
(a)(c)
............... 1,710 1,711,990
CBAM Ltd.
(a)(c)
Series 2018-7A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.15%, 07/20/31 ... 1,000 999,508
Series 2019-10A, Class A1R, (3-mo.
CME Term SOFR at 1.12% Floor
+ 1.38%), 5.67%, 04/20/32 ... 2,866 2,869,588
Cedar Funding V CLO Ltd.
(a)(c)
Series 2016-5A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.66%, 07/17/31 ... 3,508 3,507,591
Series 2016-5A, Class CR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.66%, 07/17/31 ... 2,000 1,997,889
Cedar Funding VII CLO Ltd.
(a)(c)
Series 2018-7A, Class DR, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 7.04%, 01/20/31 ... 6,750 6,734,631
Series 2018-7A, Class E, (3-mo.
CME Term SOFR at 4.55% Floor
+ 4.81%), 9.10%, 01/20/31 ... 2,963 2,945,254
Series 2018-7A, Class F, (3-mo.
CME Term SOFR at 6.90% Floor
+ 7.16%), 11.45%, 01/20/31 .. 2,000 1,860,816
Series 2018-7A, Class SUB, 0.00%,
01/20/31 ............... 1,750 323,448
Cedar Funding XI CLO Ltd.
(a)(c)
Series 2019-11A, Class A1R2, (3-
mo. CME Term SOFR at 1.06%
Floor + 1.06%), 5.37%, 05/29/32 7,351 7,342,784
Series 2019-11A, Class A2R2, (3-
mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.61%, 05/29/32 1,000 999,013
Cedar Funding XIV CLO Ltd.
(a)(c)
Series 2021-14A, Class AR, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.68%, 10/15/37 ... 30,050 30,097,128
Series 2021-14A, Class D1R, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.40%, 10/15/37 ... 8,750 8,673,733
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2021-14A, Class ER, (3-mo.
CME Term SOFR at 7.39% Floor
+ 7.39%), 11.69%, 10/15/37 .. USD 9,650 $ 9,829,488
CIFC Funding 2014-V Ltd., Series
2014-5A, Class ER3, (3-mo. CME
Term SOFR at 7.50% Floor +
7.50%), 11.80%, 07/17/37
(a)(c)
.... 1,000 1,000,572
CIFC Funding 2018-II Ltd.
(a)(c)
Series 2018-2A, Class A1R, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.66%, 10/20/37 ... 14,110 14,129,868
Series 2018-2A, Class BR, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.04%, 10/20/37 ... 500 500,715
CIFC Funding 2018-III Ltd., Series
2018-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
5.65%, 07/18/31
(a)(c)
.......... 5,853 5,847,863
CIFC Funding 2021-IV Ltd., Series
2021-4A, Class BR, (3-mo. CME
Term SOFR at 1.65% Floor +
1.65%), 5.94%, 07/23/37
(a)(c)
.... 500 499,509
CIFC Funding Ltd.
(a)(c)
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.01%), 6.32%, 07/16/30 ... 1,250 1,252,074
Series 2013-1A, Class CR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.81%), 8.12%, 07/16/30 ... 500 500,254
Series 2013-2A, Class A1L2, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 5.55%, 10/18/30 ... 15,712 15,716,662
Series 2014-1A, Class A1R2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.65%, 01/18/31 ... 307 306,955
Series 2014-2RA, Class AR, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.66%, 10/24/37 ... 3,500 3,501,762
Series 2015-1A, Class ARR, (3-mo.
CME Term SOFR at 1.11% Floor
+ 1.37%), 5.66%, 01/22/31 ... 18,765 18,774,195
Series 2015-1A, Class BRR, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.71%), 6.00%, 01/22/31 ... 400 399,752
Series 2017-2A, Class AR, (3-mo.
CME Term SOFR at 0.95% Floor
+ 1.21%), 5.50%, 04/20/30 ... 5,708 5,706,571
Series 2017-3A, Class ER, (3-mo.
CME Term SOFR at 6.70% Floor
+ 6.70%), 10.99%, 04/20/37 .. 1,500 1,494,612
Series 2017-5A, Class AR, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.71%, 07/17/37 ... 18,250 18,265,917
Series 2017-5A, Class DR, (3-mo.
CME Term SOFR at 3.05% Floor
+ 3.05%), 7.35%, 07/17/37 ... 1,400 1,386,265
Series 2019-3A, Class D1R2, (3-mo.
CME Term SOFR at 2.75% Floor
+ 2.75%), 7.06%, 01/16/38 ... 2,275 2,275,027
Series 2020-4A, Class A1R, (3-mo.
CME Term SOFR at 1.30% Floor
+ 1.30%), 5.73%, 01/15/40 ... 8,000 7,996,355
Series 2024-3A, Class A1, (3-mo.
CME Term SOFR at 1.48% Floor
+ 1.48%), 5.77%, 07/21/37 ... 5,500 5,513,752

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2025-2A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 5.41%, 04/15/38 ... USD 12,250 $ 12,198,522
Creeksource Dunes Creek CLO Ltd.
(a)(c)
Series 2024-1A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.74%, 01/15/38 ... 5,000 5,004,961
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.08%, 01/15/38 ... 2,000 1,994,561
Crown City CLO III, Series 2021-1A,
Class A1A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.72%,
07/20/34
(a)(c)
............... 250 249,585
Crown Point CLO 9 Ltd., Series 2020-
9A, Class DR, (3-mo. CME Term
SOFR at 3.75% Floor + 4.01%),
8.30%, 07/14/34
(a)(c)
.......... 1,000 998,350
Diameter Capital CLO 2 Ltd.
(a)(c)
Series 2021-2A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.69%, 10/15/37 ... 14,750 14,735,403
Series 2021-2A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 10.45%, 10/15/37 .. 1,500 1,492,755
Diameter Capital CLO 9 Ltd., Series
2025-9A, Class A, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.49%, 04/20/38
(a)(c)
.......... 1,500 1,493,921
Diameter Credit Funding I Ltd., Series
2019-1A, Class A, 4.60%, 07/25/37
(c)
8,750 8,625,430
Dryden 37 Senior Loan Fund, Series
2015-37A, Class AR, (3-mo. CME
Term SOFR at 1.10% Floor +
1.36%), 5.66%, 01/15/31
(a)(c)
.... 806 806,298
Dryden 41 Senior Loan Fund, Series
2015-41A, Class AR, (3-mo. CME
Term SOFR at 0.97% Floor +
1.23%), 5.53%, 04/15/31
(a)(c)
.... 3,334 3,333,390
Dryden 43 Senior Loan Fund, Series
2016-43A, Class AR3, (3-mo.
CME Term SOFR at 1.07% Floor +
1.07%), 5.36%, 04/20/34
(a)(c)
.... 3,900 3,891,825
Dryden 49 Senior Loan Fund, Series
2017-49A, Class BR, (3-mo. CME
Term SOFR at 1.60% Floor +
1.86%), 6.15%, 07/18/30
(a)(c)
.... 1,000 1,000,250
Dryden 50 Senior Loan Fund
(a)(c)
Series 2017-50A, Class A1R, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.26%), 5.56%, 07/15/30 ... 3,487 3,487,361
Series 2017-50A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.21%, 07/15/30 ... 250 250,065
Dryden 55 CLO Ltd., Series 2018-55A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.28%), 5.58%,
04/15/31
(a)(c)
............... 1,437 1,437,612
Dryden 65 CLO Ltd., Series 2018-65A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.15%,
07/18/30
(a)(c)
............... 700 700,345
Dryden 77 CLO Ltd., Series 2020-77A,
Class XR, (3-mo. CME Term SOFR
at 1.26% Floor + 1.26%), 5.58%,
05/20/34
(a)(c)
............... 78 78,113
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR, (3-mo.
CME Term SOFR at 0.00% Floor +
1.16%), 5.46%, 04/15/29
(a)(c)
.... USD 1,288 $ 1,287,571
Eaton Vance CLO Ltd., Series 2013-1A,
Class A23R, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%),
6.11%, 01/15/34
(a)(c)
.......... 3,000 2,993,729
Elmwood CLO 14 Ltd., Series 2022-1A,
Class E, (3-mo. CME Term SOFR
at 6.35% Floor + 6.35%), 10.64%,
04/20/35
(a)(c)
............... 4,900 4,903,186
Elmwood CLO 16 Ltd.
(a)(c)
Series 2022-3A, Class ER, (3-mo.
CME Term SOFR at 6.75% Floor
+ 6.75%), 11.04%, 04/20/37 .. 2,690 2,689,243
Series 2022-3A, Class FR, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.00%), 12.29%, 04/20/37 .. 2,090 1,965,430
Elmwood CLO 17 Ltd., Series 2022-4A,
Class D2R, (3-mo. CME Term SOFR
at 4.40% Floor + 4.40%), 8.70%,
07/17/37
(a)(c)
............... 3,000 3,020,976
Elmwood CLO 18 Ltd., Series 2022-5A,
Class SUB, 0.00%, 07/17/37
(a)(c)
.. 6,000 3,297,876
Elmwood CLO 20 Ltd., Series 2022-7A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 12.30%,
01/17/37
(a)(c)
............... 3,500 3,301,560
Elmwood CLO 28 Ltd., Series 2024-4A,
Class F, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 11.55%,
04/17/37
(a)(c)
............... 2,000 1,951,166
Elmwood CLO 38 Ltd., Series 2025-1A,
Class A, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 5.43%,
04/22/38
(a)(c)
............... 3,500 3,487,349
Elmwood CLO I Ltd., Series 2019-1A,
Class SUB, 0.00%, 04/20/37
(a)(c)
.. 7,500 4,503,247
Elmwood CLO II Ltd.
(a)(c)
Series 2019-2A, Class D1RR, (3-mo.
CME Term SOFR at 3.05% Floor
+ 3.05%), 7.34%, 10/20/37 ... 3,000 2,971,847
Series 2019-2A, Class ERR, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.04%, 10/20/37 .. 11,250 11,253,573
Series 2019-2A, Class FRR, (3-mo.
CME Term SOFR at 7.82% Floor
+ 7.82%), 12.11%, 10/20/37 .. 8,500 7,994,039
Series 2019-2A, Class SUB, 0.00%,
04/20/34 ............... 9,750 5,599,396
Elmwood CLO III Ltd.
(a)(c)
Series 2019-3A, Class ERR, (3-mo.
CME Term SOFR at 5.95% Floor
+ 5.95%), 10.24%, 07/18/37 .. 500 497,477
Series 2019-3A, Class FRR, (3-mo.
CME Term SOFR at 7.91% Floor
+ 7.91%), 12.20%, 07/18/37 .. 3,450 3,242,945
Series 2019-3A, Class SUB, 0.00%,
07/18/37 ............... 5,540 3,240,346
Elmwood CLO VI Ltd., Series 2020-3A,
Class SUB, 0.00%, 10/20/34
(a)(c)
.. 2,500 1,434,010
Elmwood CLO VII Ltd., Series 2020-4A,
Class A1RR, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.91%, 10/17/37
(a)(c)
.......... 2,750 2,751,388

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Elmwood CLO VIII Ltd.
(a)(c)
Series 2021-1A, Class FR, (3-mo.
CME Term SOFR at 8.00% Floor
+ 8.00%), 12.29%, 04/20/37 .. USD 10,250 $ 9,545,711
Series 2021-1A, Class SUB, 0.00%,
01/20/34 ............... 10,500 4,458,657
Elmwood CLO X Ltd., Series 2021-3A,
Class ER, (3-mo. CME Term SOFR
at 5.85% Floor + 5.85%), 10.14%,
04/20/34
(a)(c)
............... 4,000 3,873,834
Flatiron CLO 18 Ltd., Series 2018-1A,
Class A, (3-mo. CME Term SOFR
at 0.95% Floor + 1.21%), 5.51%,
04/17/31
(a)(c)
............... 3,246 3,243,866
Flatiron CLO 19 Ltd.
(a)(c)
Series 2019-1A, Class AR, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 5.66%, 11/16/34 ... 22,723 22,737,747
Series 2019-1A, Class DR, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.26%), 7.58%, 11/16/34 ... 800 800,072
Flatiron CLO 21 Ltd., Series 2021-1A,
Class SUB, 0.00%, 07/19/34
(a)(c)
.. 5,000 3,312,500
Flatiron CLO 25 Ltd.
(a)(c)
Series 2024-2A, Class A, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.62%, 10/17/37 ... 1,150 1,150,436
Series 2024-2A, Class C, (3-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.12%, 10/17/37 ... 310 310,190
Flatiron CLO 28 Ltd., Series 2024-1A,
Class E, (3-mo. CME Term SOFR
at 5.75% Floor + 5.75%), 10.05%,
07/15/36
(a)(c)
............... 2,000 2,002,797
Galaxy 31 CLO Ltd., Series 2023-31A,
Class E, (3-mo. CME Term SOFR
at 8.43% Floor + 8.43%), 12.73%,
04/15/36
(a)(c)
............... 650 649,438
Galaxy XV CLO Ltd.
(a)(c)
Series 2013-15A, Class ARR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 5.53%, 10/15/30 ... 2,079 2,078,710
Series 2013-15A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 3.26%), 7.56%, 10/15/30 ... 1,040 1,040,556
Galaxy XVIII CLO Ltd., Series 2018-
28A, Class A1, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%),
5.66%, 07/15/31
(a)(c)
.......... 3,143 3,140,807
Galaxy XX CLO Ltd., Series 2015-20A,
Class AR, (3-mo. CME Term SOFR
at 1.00% Floor + 1.26%), 5.55%,
04/20/31
(a)(c)
............... 8,481 8,473,818
Galaxy XXVI CLO Ltd., Series 2018-
26A, Class AR, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.50%, 11/22/31
(a)(c)
.......... 1,309 1,307,907
Galaxy XXVII CLO Ltd., Series 2018-
27A, Class A, (3-mo. CME Term
SOFR at 0.26% Floor + 1.28%),
5.60%, 05/16/31
(a)(c)
.......... 58 58,299
Galaxy XXVIII CLO Ltd., Series 2018-
28A, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.56%),
5.86%, 07/15/31
(a)(c)
.......... 162 162,017
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Generate CLO 17 Ltd., Series 2024-
17A, Class A1, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.69%, 10/22/37
(a)(c)
.......... USD 4,500 $ 4,507,935
Generate CLO 9 Ltd., Series 9A, Class
AR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.64%,
01/20/38
(a)(c)
............... 4,000 4,004,531
GoldenTree Loan Management US
CLO 11 Ltd., Series 2021-11A,
Class ER, (3-mo. CME Term SOFR
at 4.90% Floor + 4.90%), 9.19%,
10/20/34
(a)(c)
............... 5,765 5,674,024
GoldenTree Loan Management US
CLO 22 Ltd., Series 2024-22A,
Class E, (3-mo. CME Term SOFR
at 5.25% Floor + 5.25%), 9.86%,
10/20/37
(a)(c)
............... 2,750 2,750,280
GoldenTree Loan Management US
CLO 24 Ltd., Series 2025-24A,
Class A, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 0.00%,
10/20/38
(a)(c)
............... 3,000 2,976,000
GoldenTree Loan Management US
CLO 5 Ltd., Series 2019-5A, Class
E, (3-mo. CME Term SOFR at 4.85%
Floor + 5.11%), 9.40%, 10/20/32
(a)(c)
4,500 4,483,187
GoldenTree Loan Management US
CLO 7 Ltd., Series 2020-7A, Class
ARR, (3-mo. CME Term SOFR
at 1.10% Floor + 1.10%), 5.39%,
04/20/34
(a)(c)
............... 8,120 8,106,413
Golub Capital Partners CLO 43B Ltd.,
Series 2019-43A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 5.63%, 10/20/37
(a)(c)
.... 8,650 8,653,981
Golub Capital Partners CLO 44M Ltd.,
Series 2019-44A, Class A1R, (3-mo.
CME Term SOFR at 1.57% Floor +
1.57%), 6.12%, 10/21/38
(a)(c)
.... 15,200 15,162,000
Golub Capital Partners CLO 54M L.P,
Series 2021-54A, Class A, (3-mo.
CME Term SOFR at 1.53% Floor +
1.79%), 6.09%, 08/05/33
(a)(c)
.... 9,500 9,500,469
Golub Capital Partners CLO 55B Ltd.,
Series 2021-55A, Class E, (3-mo.
CME Term SOFR at 6.56% Floor +
6.82%), 11.11%, 07/20/34
(a)(c)
.... 2,690 2,668,773
Golub Capital Partners CLO 56M Ltd.,
Series 2021-56A, Class A, (3-mo.
CME Term SOFR at 1.53% Floor +
1.79%), 6.09%, 10/25/33
(a)(c)
.... 6,250 6,261,188
Golub Capital Partners CLO 57M Ltd.
(c)
Series 2021-57A, Class A1, (3-mo.
CME Term SOFR at 1.75% Floor
+ 1.75%), 6.05%, 10/25/34
(a)
.. 300 300,527
Series 2021-57A, Class B2, 3.30%,
10/25/34 ............... 1,000 928,078
Golub Capital Partners CLO Ltd.,
Series 2019-41A, Class B1R, (3-mo.
CME Term SOFR at 1.75% Floor +
2.01%), 6.30%, 01/20/34
(a)(c)
.... 2,000 1,997,990
Gracie Point International Funding
(a)(c)
Series 2023-1A, Class A, (SOFR90A
at 0.00% Floor + 1.95%), 6.37%,
09/01/26 ............... 4,626 4,638,436

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2023-1A, Class D, (SOFR90A
at 0.00% Floor + 4.50%), 8.92%,
09/01/26 ............... USD 1,512 $ 1,519,800
Great Lakes CLO VII Ltd., Series
2024-7A, Class A, (3-mo. CME Term
SOFR at 2.00% Floor + 2.00%),
6.29%, 04/20/37
(a)(c)
.......... 16,000 15,975,242
Great Lakes CLO VIII Ltd., Series
2024-8A, Class A, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%),
6.10%, 07/15/37
(a)(c)
.......... 6,500 6,492,073
GT Loan Financing I Ltd., Series 2013-
1A, Class CR, (3-mo. CME Term
SOFR at 0.00% Floor + 2.36%),
6.66%, 07/28/31
(a)(c)
.......... 500 500,643
Harriman Park CLO Ltd., Series 2020-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.38% Floor + 1.38%),
5.67%, 04/20/34
(a)(c)
.......... 3,990 3,994,448
HPS Loan Management Ltd., Series
11A-17, Class AR, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%),
5.58%, 05/06/30
(a)(c)
.......... 2,253 2,251,272
Invesco CLO Ltd., Series 2021-2A,
Class B, (3-mo. CME Term SOFR
at 1.60% Floor + 1.86%), 6.16%,
07/15/34
(a)(c)
............... 5,600 5,586,126
IVY Hill Middle Market Credit Fund XII
Ltd., Series 12A, Class A1R2, (3-mo.
CME Term SOFR at 1.40% Floor +
1.40%), 5.70%, 04/20/37
(a)(c)
.... 15,500 15,469,837
Ivy Hill Middle Market Credit Fund XX
Ltd., Series 20A, Class A, (3-mo.
CME Term SOFR at 2.40% Floor +
2.40%), 6.69%, 04/20/35
(a)(c)
.... 2,000 2,002,878
Ivy Hill Middle Market Credit Fund XXI
Ltd., Series 21A, Class A, (3-mo.
CME Term SOFR at 2.45% Floor +
2.45%), 6.74%, 07/18/35
(a)(c)
.... 19,750 19,788,522
Kings Park CLO Ltd., Series 2021-1A,
Class A, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.68%,
01/21/35
(a)(c)
............... 2,000 2,001,389
KKR CLO 10 Ltd., Series 10, Class BR,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.96%), 6.26%, 09/15/29
(a)(c)
1,602 1,593,072
KKR Financial CLO Ltd., Series 2013-
1A, Class A2R2, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.75%, 04/15/29
(a)(c)
.......... 1,000 1,000,554
Lake George Park CLO Ltd., Series
2025-1A, Class E, (3-mo. CME Term
SOFR at 4.60% Floor + 4.60%),
0.00%, 04/15/38
(a)(c)(f)
......... 2,100 2,100,000
LCM 26 Ltd., Series 26A, Class D,
(3-mo. CME Term SOFR at 2.50%
Floor + 2.76%), 7.05%, 01/20/31
(a)(c)
400 399,879
LCM 36 Ltd., Series 36A, Class A1R,
(3-mo. CME Term SOFR at 1.07%
Floor + 1.07%), 5.39%, 01/15/34
(a)(c)
19,750 19,714,989
LCM XIV LP, Series 14A, Class AR,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.30%), 5.59%, 07/20/31
(a)(c)
240 239,851
LCM XVIII LP, Series 18A, Class A1R,
(3-mo. CME Term SOFR at 0.00%
Floor + 1.28%), 5.57%, 04/20/31
(a)(c)
2,865 2,864,165
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
LCM XXIV Ltd., Series 24A, Class AR,
(3-mo. CME Term SOFR at 0.98%
Floor + 1.24%), 5.53%, 03/20/30
(a)(c)
USD 447 $ 446,355
Lewey Park CLO Ltd.
(c)
Series 2024-1A, Class B2, 4.98%,
10/21/37 ............... 2,750 2,537,148
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 5.55% Floor
+ 5.55%), 9.96%, 10/21/37
(a)
.. 2,620 2,630,536
LoanCore Issuer Ltd., Series 2022-
CRE7, Class A, (SOFR 30 day
Average at 1.55% Floor + 1.55%),
5.90%, 01/17/37
(a)(c)
.......... 1,604 1,598,277
Loanpal Solar Loan Ltd.
(c)
Series 2020-2GF, Class A, 2.75%,
07/20/47 ............... 3,160 2,596,786
Series 2021-1GS, Class A, 2.29%,
01/20/48 ............... 7,430 6,017,687
Madison Park Funding LXIII Ltd.,
Series 2023-63A, Class E, (3-mo.
CME Term SOFR at 8.57% Floor +
8.57%), 12.86%, 04/21/35
(a)(c)
.... 2,250 2,242,875
Madison Park Funding LXXI Ltd.,
Series 2025-71A, Class A1, (3-mo.
CME Term SOFR at 1.14% Floor +
1.14%), 5.41%, 04/23/38
(a)(c)
.... 17,500 17,500,712
Madison Park Funding XL Ltd.
(a)(c)
Series 9A, Class AR2, (3-mo. CME
Term SOFR at 0.99% Floor +
1.25%), 5.56%, 05/28/30 .... 1,169 1,169,334
Series 9A, Class BR2, (3-mo. CME
Term SOFR at 1.50% Floor +
1.76%), 6.07%, 05/28/30 .... 325 324,871
Madison Park Funding XLII Ltd., Series
13A, Class AR, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
5.44%, 11/21/30
(a)(c)
.......... —
(g)
1
Madison Park Funding XLV Ltd., Series
2020-45A, Class SUB, 0.00%,
07/15/34
(a)(c)
............... 2,000 1,153,403
Madison Park Funding XLVIII Ltd.,
Series 2021-48A, Class E, (3-mo.
CME Term SOFR at 6.51% Floor +
6.51%), 10.80%, 04/19/33
(a)(c)
.... 500 500,028
Madison Park Funding XVIII Ltd.,
Series 2015-18A, Class DR, (3-mo.
CME Term SOFR at 0.00% Floor +
3.21%), 7.50%, 10/21/30
(a)(c)
.... 2,750 2,745,774
Madison Park Funding XXI Ltd., Series
2016-21A, Class AARR, (3-mo.
CME Term SOFR at 1.34% Floor +
1.34%), 5.64%, 10/15/32
(a)(c)
.... 1,231 1,232,069
Madison Park Funding XXIII Ltd.
(a)(c)
Series 2017-23A, Class BR, (3-mo.
CME Term SOFR at 1.55% Floor
+ 1.81%), 6.11%, 07/27/31 ... 2,000 2,000,337
Series 2017-23A, Class CR, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 6.56%, 07/27/31 ... 3,000 3,001,029
Madison Park Funding XXIV Ltd.,
Series 2016-24A, Class BR2, (3-mo.
CME Term SOFR at 1.55% Floor +
1.55%), 5.84%, 10/20/29
(a)(c)
.... 7,250 7,246,269

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Madison Park Funding XXVII Ltd.
(a)(c)
Series 2018-27A, Class A1R, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.52%, 04/20/38 ... USD 1,900 $ 1,895,906
Series 2018-27A, Class D1R, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 7.17%, 04/20/38 ... 3,125 3,121,094
Madison Park Funding XXX Ltd.,
Series 2018-30A, Class A1R, (3-mo.
CME Term SOFR at 1.36% Floor +
1.36%), 5.67%, 07/16/37
(a)(c)
.... 25,800 25,816,068
Madison Park Funding XXXIV Ltd.,
Series 2019-34A, Class D1RR,
(3-mo. CME Term SOFR at 3.35%
Floor + 3.35%), 7.66%, 10/16/37
(a)(c)
1,500 1,503,431
Madison Park Funding XXXV Ltd.,
Series 2019-35A, Class DR, (3-mo.
CME Term SOFR at 3.00% Floor +
3.26%), 7.55%, 04/20/32
(a)(c)
.... 1,500 1,501,095
Madison Park Funding XXXVII Ltd.,
Series 2019-37A, Class AR2, (3-mo.
CME Term SOFR at 1.53% Floor +
1.53%), 5.83%, 04/15/37
(a)(c)
.... 1,500 1,503,147
Madison Park Funding XXXVIII Ltd.,
Series 2021-38A, Class C, (3-mo.
CME Term SOFR at 2.16% Floor +
2.16%), 6.46%, 07/17/34
(a)(c)
.... 250 249,173
Maranon Loan Funding Ltd., Series
2020-1A, Class A, (3-mo. CME Term
SOFR at 1.95% Floor + 2.21%),
6.51%, 01/15/34
(a)(c)
.......... 1,905 1,905,083
Marble Point CLO XXIII Ltd., Series
2021-4A, Class D1, (3-mo. CME
Term SOFR at 3.65% Floor +
3.91%), 8.20%, 01/22/35
(a)(c)
.... 500 499,382
MidOcean Credit CLO VII, Series 2017-
7A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%),
6.16%, 07/15/29
(a)(c)
.......... 53 52,679
MidOcean Credit CLO XVII Ltd.,
Series 2024-17A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.74%, 01/20/38
(a)(c)
.... 1,820 1,823,121
Milos CLO Ltd., Series 2017-1A, Class
AR, (3-mo. CME Term SOFR at
1.07% Floor + 1.33%), 5.62%,
10/20/30
(a)(c)
............... 110 109,986
Myers Park CLO Ltd.
(a)(c)
Series 2018-1A, Class B1, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.15%, 10/20/30 ... 250 250,130
Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 6.60%, 10/20/30 ... 1,000 1,000,869
Neuberger Berman CLO XIV Ltd.,
Series 2013-14A, Class AR2, (3-mo.
CME Term SOFR at 1.03% Floor +
1.29%), 5.59%, 01/28/30
(a)(c)
.... 949 948,906
Neuberger Berman CLO XX Ltd.
(a)(c)
Series 2015-20A, Class A1R3, (3-
mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.47%, 04/15/39 689 686,465
Series 2015-20A, Class BR3, (3-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.82%, 04/15/39 ... 750 743,699
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Neuberger Berman Loan Advisers CLO
32 Ltd.
(a)(c)
Series 2019-32A, Class AR, (3-mo.
CME Term SOFR at 0.99% Floor
+ 1.25%), 5.54%, 01/20/32 ... USD 16,658 $ 16,648,379
Series 2019-32A, Class ER, (3-mo.
CME Term SOFR at 6.10% Floor
+ 6.36%), 10.65%, 01/20/32 .. 825 826,079
Neuberger Berman Loan Advisers CLO
36 Ltd.
(a)(c)
Series 2020-36A, Class A1R2, (3-
mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.59%, 04/20/33 2,000 1,999,948
Series 2020-36A, Class CR2, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.50%), 6.79%, 04/20/33 ... 6,700 6,698,325
Neuberger Berman Loan Advisers CLO
46 Ltd., Series 2021-46A, Class BR,
(3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.80%, 01/20/37
(a)(c)
1,250 1,241,377
New Mountain CLO 1 Ltd., Class A1RR,
(3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.55%, 01/15/38
(a)(c)
4,500 4,484,250
New Mountain CLO 2 Ltd., Class A1R,
(3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.72%, 01/15/38
(a)(c)
11,000 10,987,851
Oak Hill Credit Partners X-R Ltd.
(a)(c)
Series 2014-10RA, Class AR2, (3-
mo. CME Term SOFR at 1.13%
Floor + 1.13%), 5.45%, 04/20/38 6,000 5,971,540
Series 2014-10RA, Class D2R2, (3-
mo. CME Term SOFR at 3.60%
Floor + 3.60%), 7.92%, 04/20/38 1,500 1,493,766
Oaktree CLO Ltd.
(a)(c)
Series 2020-1A, Class ARR, (3-mo.
CME Term SOFR at 1.19% Floor
+ 1.19%), 5.51%, 01/15/38 ... 2,500 2,490,813
Series 2024-26A, Class D1, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 7.74%, 04/20/37 ... 3,000 3,013,492
Series 2024-27A, Class A2, (3-mo.
CME Term SOFR at 1.57% Floor
+ 1.57%), 6.35%, 10/22/37 ... 960 960,287
Series 2024-27A, Class D1, (3-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 7.78%, 10/22/37 ... 900 894,855
OCP CLO Ltd.
(c)
Series 2014-5A, Class A1R, (3-mo.
CME Term SOFR at 1.08% Floor
+ 1.34%), 5.64%, 04/26/31
(a)
.. 712 711,754
Series 2014-5A, Class CR, (3-mo.
CME Term SOFR at 2.90% Floor
+ 3.16%), 7.46%, 04/26/31
(a)
.. 1,430 1,428,286
Series 2014-7A, Class A1RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.38%), 5.67%, 07/20/29
(a)
.. 17 16,646
Series 2014-7A, Class A2RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.91%), 6.20%, 07/20/29
(a)
.. 1,600 1,595,628
Series 2014-7A, Class B1RR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.51%), 6.80%, 07/20/29
(a)
.. 500 500,219
Series 2014-7A, Class B2RR,
5.11%, 07/20/29 .......... 3,830 3,808,651

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2016-12A, Class BAR3,
(3-mo. CME Term SOFR at
1.68% Floor + 1.68%), 5.97%,
10/18/37
(a)
.............. USD 6,750 $ 6,733,971
Series 2016-12A, Class E2R3,
(3-mo. CME Term SOFR at
7.34% Floor + 7.34%), 11.63%,
10/18/37
(a)
.............. 2,250 2,102,306
Series 2016-12A, Class XR3, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.49%, 10/18/37
(a)
.. 950 948,808
Series 2017-13A, Class AR2, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.90%, 11/26/37
(a)
.. 25,800 25,774,964
Series 2017-14A, Class D2R, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.79%, 07/20/37
(a)
.. 6,250 6,293,839
Series 2019-16A, Class AR, (3-mo.
CME Term SOFR at 1.26% Floor
+ 1.26%), 5.55%, 04/10/33
(a)
.. 446 445,685
Series 2019-16A, Class DR, (3-mo.
CME Term SOFR at 3.41% Floor
+ 3.41%), 7.70%, 04/10/33
(a)
.. 2,200 2,199,520
Series 2020-8RA, Class AR, (3-mo.
CME Term SOFR at 1.25% Floor
+ 1.25%), 5.55%, 10/17/36
(a)
.. 2,645 2,645,228
Series 2020-18A, Class A1R2,
(3-mo. CME Term SOFR at
1.37% Floor + 1.37%), 5.66%,
07/20/37
(a)
.............. 1,000 1,000,594
Series 2020-18A, Class D1R2,
(3-mo. CME Term SOFR at
3.10% Floor + 3.10%), 7.39%,
07/20/37
(a)
.............. 2,750 2,728,128
Series 2020-18A, Class ER2, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 10.54%, 07/20/37
(a)
. 3,650 3,655,088
Series 2021-21A, Class AR, (3-mo.
CME Term SOFR at 1.18% Floor
+ 1.18%), 5.51%, 01/20/38
(a)
.. 2,000 1,995,540
Series 2021-23A, Class ER, (3-mo.
CME Term SOFR at 4.85% Floor
+ 4.85%), 9.13%, 01/17/37
(a)
.. 750 744,520
Series 2022-25A, Class PREF,
0.00%,
(a)
............... 12,500 7,957,512
Octagon 57 Ltd., Series 2021-1A, Class
C, (3-mo. CME Term SOFR at 2.05%
Floor + 2.31%), 6.61%, 10/15/34
(a)(c)
2,750 2,744,848
Octagon 61 Ltd., Series 2023-2A, Class
C, (3-mo. CME Term SOFR at 3.00%
Floor + 3.00%), 7.29%, 04/20/36
(a)(c)
4,105 4,119,767
Octagon 63 Ltd., Series 2024-2A, Class
F, (3-mo. CME Term SOFR at 6.50%
Floor + 6.50%), 10.79%, 07/20/37
(a)(c)
5,670 5,023,121
Octagon Investment Partners 18-R Ltd.,
Series 2018-18A, Class A1A, (3-mo.
CME Term SOFR at 0.00% Floor +
1.22%), 5.53%, 04/16/31
(a)(c)
.... 3,937 3,936,336
Octagon Investment Partners 35 Ltd.,
Series 2018-1A, Class A1A, (3-mo.
CME Term SOFR at 1.06% Floor +
1.32%), 5.61%, 01/20/31
(a)(c)
.... 1,272 1,270,743
Octagon Investment Partners 37 Ltd.,
Series 2018-2A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor +
1.84%), 6.14%, 07/25/30
(a)(c)
.... 1,000 999,619
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Octagon Investment Partners XV Ltd.
(a)
(c)
Series 2013-1A, Class A1RR, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 5.52%, 07/19/30 ... USD 3,498 $ 3,494,792
Series 2013-1A, Class A2R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.61%), 5.90%, 07/19/30 ... 1,000 999,427
Octagon Investment Partners XVI Ltd.,
Series 2013-1A, Class A1R, (3-mo.
CME Term SOFR at 1.02% Floor +
1.28%), 5.58%, 07/17/30
(a)(c)
.... 1,344 1,343,613
Octagon Loan Funding Ltd., Series
2014-1A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor +
1.96%), 6.28%, 11/18/31
(a)(c)
.... 250 250,053
OHA Credit Funding 4 Ltd., Series
2019-4A, Class AR2, (3-mo. CME
Term SOFR at 1.29% Floor +
1.29%), 5.58%, 01/22/38
(a)(c)
.... 500 500,065
OHA Credit Funding 5 Ltd.
(a)(c)
Series 2020-5A, Class AR, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.64%, 10/18/37 ... 34,220 34,257,419
Series 2020-5A, Class ER, (3-mo.
CME Term SOFR at 5.40% Floor
+ 5.40%), 9.69%, 10/18/37 ... 1,000 1,000,491
OHA Credit Funding 6 Ltd., Series
2020-6A, Class AR2, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.62%, 10/20/37
(a)(c)
.... 500 500,382
OHA Credit Funding 9 Ltd., Series
2021-9A, Class A1R, (3-mo. CME
Term SOFR at 1.35% Floor +
1.35%), 5.64%, 10/19/37
(a)(c)
.... 2,750 2,753,058
OHA Credit Partners XVII Ltd., Series
2024-17A, Class B2, 5.51%,
01/18/38
(c)
................ 6,000 5,809,565
OHA Loan Funding Ltd., Series 2013-
2A, Class AR, (3-mo. CME Term
SOFR at 0.00% Floor + 1.30%),
5.63%, 05/23/31
(a)(c)
.......... 8,699 8,702,554
Orchard Park CLO Ltd., Series 2024-
1A, Class E, (3-mo. CME Term
SOFR at 5.60% Floor + 5.60%),
10.25%, 10/20/37
(a)(c)
......... 1,000 1,004,624
Orion CLO Ltd., Series 2024-4A, Class
A, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.87%, 10/20/37
(a)(c)
1,010 1,010,370
OZLM VI Ltd., Series 2014-6A, Class
SUB, 0.00%, 04/17/31
(a)(c)(d)(e)
.... 3,200 16,339
OZLM XIX Ltd., Series 2017-19A, Class
A1RR, (3-mo. CME Term SOFR
at 1.35% Floor + 1.35%), 5.65%,
01/15/35
(a)(c)
............... 9,750 9,756,723
OZLM XVIII Ltd., Series 2018-18A,
Class A, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 5.58%,
04/15/31
(a)(c)
............... 3,131 3,130,157
OZLM XX Ltd., Series 2018-20A,
Class A2, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 6.20%,
04/20/31
(a)(c)
............... 250 249,941

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
OZLM XXIV Ltd., Series 2019-24A,
Class A1AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.71%, 07/20/32
(a)(c)
.......... USD 3,490 $ 3,487,261
Palmer Square CLO Ltd.
(a)(c)
Series 2019-1A, Class A1R, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.73%, 11/14/34 ... 1,050 1,049,685
Series 2020-3A, Class ER2, (3-mo.
CME Term SOFR at 8.60% Floor
+ 8.60%), 12.92%, 11/15/36 .. 3,150 3,037,760
Series 2021-1A, Class A1AR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.15%), 5.47%, 04/20/38 ... 5,000 4,980,036
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.41% Floor
+ 1.41%), 5.71%, 01/15/35 ... 250 250,511
Series 2021-4A, Class E, (3-mo.
CME Term SOFR at 6.31% Floor
+ 6.31%), 10.61%, 10/15/34 .. 1,000 1,000,467
Series 2022-1A, Class E, (3-mo.
CME Term SOFR at 6.35% Floor
+ 6.35%), 10.64%, 04/20/35 .. 3,500 3,502,276
Series 2022-3A, Class D1R, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.24%, 07/20/37 ... 880 874,003
Series 2025-1A, Class E, (3-mo.
CME Term SOFR at 4.50% Floor
+ 4.50%), 8.81%, 04/20/38 ... 1,000 992,696
Palmer Square Loan Funding Ltd.
(a)(c)
Series 2021-3A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 5.35%, 07/20/29 ... 1,083 1,081,924
Series 2021-3A, Class C, (3-mo.
CME Term SOFR at 2.76% Floor
+ 2.76%), 7.05%, 07/20/29 ... 5,250 5,252,191
Series 2021-3A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 9.55%, 07/20/29 ... 4,875 4,874,164
Series 2021-4A, Class A1, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.06%), 5.36%, 10/15/29 ... 490 489,766
Series 2021-4A, Class B, (3-mo.
CME Term SOFR at 2.01% Floor
+ 2.01%), 6.31%, 10/15/29 ... 500 499,191
Series 2021-4A, Class C, (3-mo.
CME Term SOFR at 2.86% Floor
+ 2.86%), 7.16%, 10/15/29 ... 2,000 1,998,390
Series 2021-4A, Class D, (3-mo.
CME Term SOFR at 5.26% Floor
+ 5.26%), 9.56%, 10/15/29 ... 10,000 10,000,002
Series 2022-2A, Class A1, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.57%, 10/15/30 ... 3,950 3,950,469
Series 2022-2A, Class A2, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.20%, 10/15/30 ... 25,000 25,017,900
Series 2022-2A, Class B, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.20%), 6.50%, 10/15/30 ... 10,500 10,485,629
Series 2022-2A, Class C, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.40%, 10/15/30 ... 8,395 8,392,785
Series 2022-2A, Class D, (3-mo.
CME Term SOFR at 6.20% Floor
+ 6.20%), 10.50%, 10/15/30 .. 11,750 11,808,976
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2022-3A, Class A1BR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.70%, 04/15/31 ... USD 6,000 $ 6,004,219
Series 2022-3A, Class DR, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 10.20%, 04/15/31 .. 5,000 5,000,004
Series 2023-2A, Class C, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 8.65%, 01/25/32 ... 5,325 5,346,790
Series 2024-1A, Class D, (3-mo.
CME Term SOFR at 4.90% Floor
+ 4.90%), 9.20%, 10/15/32 ... 1,750 1,745,672
Series 2024-2A, Class A1N, (3-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 5.45%, 01/15/33 ... 7,750 7,739,012
Series 2024-2A, Class A2, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.90%, 01/15/33 ... 9,750 9,722,415
Series 2024-2A, Class B, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.70%), 6.15%, 01/15/33 ... 3,000 2,981,259
Series 2024-2A, Class D, (3-mo.
CME Term SOFR at 4.70% Floor
+ 4.70%), 9.15%, 01/15/33 ... 3,500 3,485,908
Series 2024-3A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.95%, 08/08/32 ... 2,000 1,997,575
Series 2024-3A, Class B, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.20%, 08/08/32 ... 1,000 997,906
Series 2024-3A, Class C, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.25%, 08/08/32 ... 2,000 2,000,706
Park Blue CLO 2025-VII Ltd., Series
2025-7A, Class A1, (3-mo. CME
Term SOFR at 1.22% Floor +
1.22%), 0.00%, 04/25/38
(a)(c)
.... 2,750 2,750,000
Park Blue CLO Ltd.
(a)(c)
Series 2022-2A, Class A1R, (3-mo.
CME Term SOFR at 1.42% Floor
+ 1.42%), 5.71%, 07/20/37 ... 9,750 9,735,457
Series 2023-3A, Class F, (3-mo.
CME Term SOFR at 7.16% Floor
+ 7.16%), 11.45%, 04/20/36 .. 1,000 969,540
Series 2024-6A, Class A1, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.64%, 01/25/38 ... 1,000 998,088
Pikes Peak CLO 10, Series 2022-10A,
Class A1R, (3-mo. CME Term SOFR
at 1.36% Floor + 1.36%), 5.75%,
01/22/38
(a)(c)
............... 3,000 3,001,500
Pikes Peak CLO 5, Series 2020-5A,
Class ER, (3-mo. CME Term SOFR
at 6.90% Floor + 6.90%), 11.19%,
10/20/37
(a)(c)
............... 2,000 2,006,297
Pikes Peak CLO 6, Series 2020-6A,
Class ERR, (3-mo. CME Term SOFR
at 4.60% Floor + 4.60%), 8.92%,
05/18/34
(a)(c)
............... 250 248,234
Point Au Roche Park CLO Ltd., Series
2021-1A, Class A, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%),
5.63%, 07/20/34
(a)(c)
.......... 1,000 1,000,376

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Post CLO VI Ltd., Series 2024-2A,
Class A1, (3-mo. CME Term SOFR
at 1.42% Floor + 1.42%), 5.88%,
01/20/38
(a)(c)
............... USD 13,800 $ 13,817,244
Race Point IX CLO Ltd., Series 2015-
9A, Class A1A2, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
5.50%, 10/15/30
(a)(c)
.......... 1,359 1,358,435
Race Point X CLO Ltd., Series 2016-
10A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%),
5.66%, 07/25/31
(a)(c)
.......... 457 456,490
Rad CLO 10 Ltd., Series 2021-10A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.72%,
04/23/34
(a)(c)
............... 5,000 5,006,734
Rad CLO 15 Ltd., Series 2021-15A,
Class A, (3-mo. CME Term SOFR
at 1.09% Floor + 1.35%), 5.64%,
01/20/34
(a)(c)
............... 2,750 2,747,697
Rad CLO 27 Ltd., Series 2024-27A,
Class A1, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.61%,
01/15/38
(a)(c)
............... 20,750 20,746,261
Rad CLO 5 Ltd., Series 2019-5A,
Class DR, (3-mo. CME Term SOFR
at 3.15% Floor + 3.41%), 7.71%,
07/24/32
(a)(c)
............... 250 250,071
Rad CLO 6 Ltd., Series 2019-6A, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.68%,
10/20/37
(a)(c)
............... 6,000 6,007,776
Rad CLO 7 Ltd.
(a)(c)
Series 2020-7A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor
+ 1.35%), 5.65%, 04/17/36 ... 250 250,039
Series 2020-7A, Class CR, (3-mo.
CME Term SOFR at 2.60% Floor
+ 2.60%), 6.90%, 04/17/36 ... 500 500,985
Series 2020-7A, Class D1R, (3-mo.
CME Term SOFR at 4.15% Floor
+ 4.15%), 8.45%, 04/17/36 ... 500 499,106
Recette CLO Ltd., Series 2015-1A,
Class DRR, (3-mo. CME Term
SOFR at 0.00% Floor + 3.51%),
7.80%, 04/20/34
(a)(c)
.......... 1,000 995,776
Reese Park CLO Ltd., Series 2020-1A,
Class ARR, (3-mo. CME Term SOFR
at 1.32% Floor + 1.32%), 5.62%,
01/15/38
(a)(c)
............... 1,500 1,501,500
Regatta 31 Funding Ltd., Series 2025-
1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.17%),
5.40%, 03/25/38
(a)(c)
.......... 6,000 5,983,942
Regatta VI Funding Ltd., Series 2016-
1A, Class DR2, (3-mo. CME Term
SOFR at 3.10% Floor + 3.36%),
7.65%, 04/20/34
(a)(c)
.......... 3,000 2,995,193
Regatta VII Funding Ltd.
(a)(c)
Series 2016-1A, Class A1R2, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.72%, 06/20/34 ... 1,300 1,302,307
Series 2016-1A, Class BR2, (3-mo.
CME Term SOFR at 1.60% Floor
+ 1.86%), 6.17%, 06/20/34 ... 250 250,413
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Regatta VIII Funding Ltd., Series 2017-
1A, Class BR, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%),
6.35%, 04/17/37
(a)(c)
.......... USD 6,500 $ 6,511,518
Regatta XIV Funding Ltd., Series 2018-
3A, Class AR, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%),
5.40%, 10/25/31
(a)(c)
.......... 2,673 2,670,428
Regatta XIX Funding Ltd., Series
2022-1A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%),
6.14%, 04/20/35
(a)(c)
.......... 2,500 2,507,076
Regatta XXIV Funding Ltd., Series
2021-5A, Class AR, (3-mo. CME
Term SOFR at 1.32% Floor +
1.32%), 5.64%, 01/20/38
(a)(c)
.... 2,000 2,000,035
Regatta XXV Funding Ltd., Series
2023-1A, Class E, (3-mo. CME Term
SOFR at 8.41% Floor + 8.41%),
12.71%, 07/15/36
(a)(c)
......... 1,000 1,008,485
Rockford Tower CLO Ltd.
(a)(c)
Series 2017-2A, Class CR, (3-mo.
CME Term SOFR at 1.90% Floor
+ 2.16%), 6.46%, 10/15/29 ... 1,250 1,250,089
Series 2017-2A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 3.11%), 7.41%, 10/15/29 ... 5,360 5,360,041
Series 2017-3A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.45%), 5.74%, 10/20/30 ... 4,655 4,651,091
Series 2017-3A, Class D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.91%), 7.20%, 10/20/30 ... 430 429,771
Series 2017-3A, Class SUB, 0.00%,
10/20/30 ............... 1,750 235,366
Series 2018-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.98%), 6.30%, 05/20/31 ... 250 250,176
Series 2018-1A, Class SUB, 0.00%,
05/20/31 ............... 1,750 243,665
Series 2018-2A, Class SUB, 0.00%,
10/20/31 ............... 1,750 244,805
Series 2021-1A, Class C, (3-mo.
CME Term SOFR at 2.00% Floor
+ 2.26%), 6.55%, 07/20/34 ... 250 249,834
Rockford Tower Credit Funding I Ltd.,
Series 2022-1A, Class SUB, 0.00%,
04/20/40
(a)(c)
............... 5,000 3,494,000
Romark CLO II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR
at 1.14% Floor + 1.14%), 5.44%,
07/25/31
(a)(c)
............... 10,792 10,788,386
Romark CLO IV Ltd., Series 2021-4A,
Class C1, (3-mo. CME Term SOFR
at 3.20% Floor + 3.46%), 7.75%,
07/10/34
(a)(c)
............... 3,500 3,493,637
Romark CLO Ltd., Series 2017-1A,
Class B, (3-mo. CME Term SOFR
at 0.00% Floor + 2.41%), 6.70%,
10/23/30
(a)(c)
............... 2,150 2,149,622
Romark WM-R Ltd., Series 2018-1A,
Class A1, (3-mo. CME Term SOFR
at 0.00% Floor + 1.29%), 5.58%,
04/20/31
(a)(c)
............... 10,077 10,075,431

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
RR 16 Ltd.
(a)(c)
Series 2021-16A, Class A2, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.21%, 07/15/36 ... USD 3,750 $ 3,753,861
Series 2021-16A, Class SUB,
0.00%, 07/15/2121 ........ 4,000 2,000,000
RR 17 Ltd., Series 2021-17A, Class
SUB, 0.00%, 07/15/34
(a)(c)
...... 475 190,368
RR 18 Ltd., Series 2021-18A, Class A2,
(3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.16%, 10/15/34
(a)(c)
1,750 1,752,108
RR 29 Ltd., Series 2024-29RA, Class
A1R, (3-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.69%,
07/15/39
(a)(c)
............... 1,000 1,001,441
RR 32 Ltd.
(a)(c)
Series 2024-32RA, Class A1R, (3-
mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.66%, 10/15/39 5,325 5,331,564
Series 2024-32RA, Class A2R, (3-
mo. CME Term SOFR at 1.70%
Floor + 1.70%), 6.00%, 10/15/39 4,500 4,490,242
RRX 7 Ltd., Series 2022-7A, Class D,
(3-mo. CME Term SOFR at 6.85%
Floor + 6.85%), 11.15%, 07/15/35
(a)(c)
250 249,625
Sandstone Peak II Ltd.
(a)(c)
Series 2023-1A, Class A, (3-mo.
CME Term SOFR at 2.20% Floor
+ 2.20%), 6.49%, 07/20/36 ... 8,000 8,000,000
Series 2023-1A, Class E, (3-mo.
CME Term SOFR at 8.79% Floor
+ 8.79%), 13.08%, 07/20/36 .. 3,000 3,030,298
Sandstone Peak III Ltd., Series 2024-
1A, Class E, (3-mo. CME Term
SOFR at 7.08% Floor + 7.08%),
11.38%, 04/25/37
(a)(c)
......... 1,000 1,019,893
Sandstone Peak Ltd.
(a)(c)
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.58%, 10/15/34 ... 9,730 9,726,672
Series 2021-1A, Class B1R, (3-mo.
CME Term SOFR at 1.70% Floor
+ 1.83%), 6.13%, 10/15/34 ... 4,750 4,737,213
Series 2021-1A, Class E, (3-mo.
CME Term SOFR at 6.80% Floor
+ 7.06%), 11.36%, 10/15/34 .. 2,172 2,188,231
Signal Peak CLO 11 Ltd., Series 2024-
11A, Class A1, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.74%, 07/18/37
(a)(c)
.......... 2,000 2,004,307
Signal Peak CLO 14 Ltd., Series 2024-
14A, Class SUB, 0.00%, 01/22/38
(a)
(c)
...................... 6,000 4,725,000
Signal Peak CLO 7 Ltd., Series 2019-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.71%, 10/20/37
(a)(c)
.......... 6,500 6,506,519
Signal Peak CLO 8 Ltd., Series 2020-
8A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%),
5.68%, 10/20/37
(a)(c)
.......... 2,000 2,003,529
Silver Point CLO 7 Ltd., Series 2024-
7A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%),
5.64%, 01/15/38
(a)(c)
.......... 10,500 10,506,938
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Sixth Street CLO XIII Ltd., Series 2019-
13A, Class BR2, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%),
5.76%, 01/21/38
(a)(c)
.......... USD 3,000 $ 2,985,586
Sixth Street CLO XIV Ltd., Series 2019-
14A, Class A1R2, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%),
5.47%, 01/20/38
(a)(c)
.......... 1,000 996,500
Sixth Street CLO XIX Ltd., Series 2021-
19A, Class E, (3-mo. CME Term
SOFR at 5.90% Floor + 6.16%),
10.45%, 07/20/34
(a)(c)
......... 6,000 6,003,167
Sixth Street CLO XVI Ltd., Series 2020-
16A, Class ER, (3-mo. CME Term
SOFR at 7.42% Floor + 7.42%),
11.71%, 01/20/37
(a)(c)
......... 6,500 6,569,765
Sixth Street CLO XVII Ltd., Series
2021-17A, Class D2R, (3-mo.
CME Term SOFR at 3.85% Floor +
3.85%), 8.16%, 04/17/38
(a)(c)
.... 1,500 1,498,780
Sixth Street CLO XVIII Ltd., Series
2021-18A, Class E, (3-mo. CME
Term SOFR at 6.50% Floor +
6.76%), 11.05%, 04/20/34
(a)(c)
.... 4,000 3,978,339
Sixth Street CLO XXV Ltd., Series
2024-25A, Class A, (3-mo. CME
Term SOFR at 1.48% Floor +
1.48%), 5.78%, 07/24/37
(a)(c)
.... 3,000 3,007,411
Sound Point CLO II Ltd., Series 2013-
1A, Class A1R, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.63%, 01/26/31
(a)(c)
.......... 189 188,640
Sound Point CLO XV Ltd., Series 2017-
1A, Class CR, (3-mo. CME Term
SOFR at 2.05% Floor + 2.31%),
6.60%, 01/23/29
(a)(c)
.......... 751 751,078
Sound Point CLO XXIX Ltd., Series
2021-1A, Class D, (3-mo. CME Term
SOFR at 3.76% Floor + 3.76%),
8.06%, 04/25/34
(a)(c)
.......... 345 344,029
Sound Point CLO XXXII Ltd., Series
2021-4A, Class A, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%),
5.71%, 10/25/34
(a)(c)
.......... 19,750 19,677,198
Sounds Point CLO IV-R Ltd., Series
2013-3RA, Class A, (3-mo. CME
Term SOFR at 1.15% Floor +
1.41%), 5.70%, 04/18/31
(a)(c)
.... 2,161 2,159,525
Steele Creek CLO Ltd., Series 2017-1A,
Class A, (3-mo. CME Term SOFR
at 0.00% Floor + 1.51%), 5.81%,
10/15/30
(a)(c)
............... 83 82,604
Strata CLO I Ltd., Series 2018-1A,
Class USUB, 0.00%, 01/15/2118
(a)(c)
7,680 328,320
Stratus CLO Ltd., Series 2021-1A,
Class SUB, 0.00%, 12/29/29
(a)(c)
.. 2,820 2,933
Symphony CLO 46 Ltd.
(c)
Series 2024-46A, Class A2, (3-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 6.03%, 01/20/38
(a)
.. 2,850 2,849,778
Series 2024-46A, Class B2, 5.57%,
01/20/38 ............... 4,670 4,615,252
Symphony CLO XVI Ltd., Series 2015-
16A, Class ARR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
5.50%, 10/15/31
(a)(c)
.......... 1,584 1,582,773

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Symphony CLO XXIV Ltd., Series 2020-
24A, Class AR, (3-mo. CME Term
SOFR at 1.20% Floor + 1.20%),
5.49%, 01/23/32
(a)(c)
.......... USD 948 $ 947,072
Symphony CLO XXV Ltd., Series 2021-
25A, Class A, (3-mo. CME Term
SOFR at 0.98% Floor + 1.24%),
5.53%, 04/19/34
(a)(c)
.......... 12,140 12,127,956
Symphony CLO XXVI Ltd., Series 2021-
26A, Class AR, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%),
5.63%, 04/20/33
(a)(c)
.......... 1,481 1,479,671
TCI-Flatiron CLO Ltd.
(a)(c)
Series 2017-1A, Class AR, (3-mo.
CME Term SOFR at 0.96% Floor
+ 1.22%), 5.54%, 11/18/30 ... 3,782 3,778,143
Series 2018-1A, Class ANR, (3-mo.
CME Term SOFR at 1.06% Floor
+ 1.32%), 5.62%, 01/29/32 ... 103 103,385
TCI-Symphony CLO Ltd., Series 2016-
1A, Class AR2, (3-mo. CME Term
SOFR at 1.02% Floor + 1.28%),
5.57%, 10/13/32
(a)(c)
.......... 10,996 10,999,383
TCW CLO Ltd.
(a)(c)
Series 2019-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.59%, 01/20/38 ... 5,000 4,996,617
Series 2023-1A, Class E, (3-mo.
CME Term SOFR at 7.97% Floor
+ 7.97%), 12.27%, 04/28/36 .. 1,750 1,753,120
TIAA CLO III Ltd.
(a)(c)
Series 2017-2A, Class A, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.41%), 5.72%, 01/16/31 ... 68 68,386
Series 2017-2A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.76%), 6.07%, 01/16/31 ... 750 748,071
TICP CLO XII Ltd.
(a)(c)
Series 2018-12A, Class AR, (3-mo.
CME Term SOFR at 1.17% Floor
+ 1.43%), 5.73%, 07/15/34 ... 1,000 1,002,243
Series 2018-12A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.21%, 07/15/34 ... 925 923,026
Series 2018-12A, Class ER, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.51%), 10.81%, 07/15/34 .. 250 249,616
Trestles CLO IV Ltd., Series 2021-4A,
Class A, (3-mo. CME Term SOFR
at 1.17% Floor + 1.43%), 5.72%,
07/21/34
(a)(c)
............... 1,000 1,000,664
Trestles CLO VII Ltd., Series 2024-7A,
Class A1, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 6.20%,
10/25/37
(a)(c)
............... 9,000 9,006,171
Triaxx Prime CDO Ltd.
(a)(c)
Series 2006-1A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 0.45%), 0.96%, 03/03/39
(d)(e)
. 52,840 5,284
Series 2006-1A, Class B, (3-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 5.50%, 03/03/39 ... 12,800 1,216
Trimaran CAVU Ltd.
(a)(c)
Series 2019-1A, Class D1AR, (3-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.27%, 01/20/37 ... 2,300 2,276,110
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2019-2A, Class C, (3-mo.
CME Term SOFR at 4.72% Floor
+ 4.98%), 9.27%, 11/26/32 ... USD 575 $ 577,186
Series 2021-1A, Class D2R, (3-mo.
CME Term SOFR at 4.75% Floor
+ 4.75%), 9.04%, 07/23/37 ... 3,375 3,398,734
Series 2021-1A, Class ER, (3-mo.
CME Term SOFR at 7.00% Floor
+ 7.00%), 11.29%, 07/23/37 .. 8,500 8,458,004
Series 2021-2A, Class D1, (3-mo.
CME Term SOFR at 3.25% Floor
+ 3.51%), 7.81%, 10/25/34 ... 1,550 1,548,094
Series 2022-1A, Class AR, (3-mo.
CME Term SOFR at 1.40% Floor
+ 1.40%), 5.69%, 10/22/37 ... 39,410 39,478,860
Series 2022-1A, Class D1R, (3-mo.
CME Term SOFR at 3.30% Floor
+ 3.30%), 7.59%, 10/22/37 ... 2,000 1,982,334
Series 2023-1A, Class E, (3-mo.
CME Term SOFR at 8.94% Floor
+ 8.94%), 13.23%, 07/20/36 .. 3,000 3,013,128
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.64%, 01/25/38 ... 34,750 34,804,630
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 6.25% Floor
+ 6.25%), 10.51%, 01/25/38 .. 2,000 1,993,217
Trinitas CLO IV Ltd., Series 2016-4A,
Class A2L2, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%),
5.95%, 10/18/31
(a)(c)
.......... 900 899,884
Trinitas CLO X Ltd.
(a)(c)
Series 2019-10A, Class B1R, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.05%), 6.35%, 01/15/35 ... 4,000 3,986,492
Series 2019-10A, Class CR, (3-mo.
CME Term SOFR at 2.50% Floor
+ 2.50%), 6.80%, 01/15/35 ... 1,500 1,498,763
Trinitas CLO XIV Ltd.
(a)(c)
Series 2020-14A, Class A1R, (3-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.64%, 01/25/34 ... 7,000 6,993,000
Series 2020-14A, Class CR, (3-mo.
CME Term SOFR at 2.40% Floor
+ 2.40%), 6.70%, 01/25/34 ... 625 623,155
Trinitas CLO XVIII Ltd., Series 2021-
18A, Class D, (3-mo. CME Term
SOFR at 3.60% Floor + 3.86%),
8.15%, 01/20/35
(a)(c)
.......... 3,000 2,996,130
Trinitas CLO XXX Ltd., Series 2024-
30A, Class E, (3-mo. CME Term
SOFR at 6.90% Floor + 6.90%),
11.57%, 10/23/37
(a)(c)
......... 1,500 1,506,672
Trinitas CLO XXXI Ltd., Series 2024-
31A, Class A1, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%),
5.73%, 01/22/38
(a)(c)
.......... 1,020 1,021,247
Upland CLO Ltd., Series 2016-1A,
Class CR, (3-mo. CME Term SOFR
at 0.00% Floor + 3.16%), 7.45%,
04/20/31
(a)(c)
............... 2,000 1,997,716
Voya CLO Ltd.
(a)(c)
Series 2013-1A, Class A1AR, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.47%), 5.77%, 10/15/30 ... 1,010 1,009,667

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2013-2A, Class A1R, (3-mo.
CME Term SOFR at 0.97% Floor
+ 1.23%), 5.53%, 04/25/31 ... USD 844 $ 843,481
Series 2013-3A, Class A1RR, (3-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.70%, 10/18/31 ... 700 700,993
Series 2014-1A, Class AAR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.25%), 5.54%, 04/18/31 ... 14,950 14,936,791
Series 2014-2A, Class A1RR, (3-mo.
CME Term SOFR at 1.02% Floor
+ 1.28%), 5.58%, 04/17/30 ... 2,141 2,139,068
Series 2014-4A, Class BR2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.35%), 6.64%, 07/14/31 ... 1,200 1,203,598
Series 2016-1A, Class A1R, (3-mo.
CME Term SOFR at 1.07% Floor
+ 1.33%), 5.62%, 01/20/31 ... 1,877 1,877,620
Series 2016-1A, Class CR, (3-mo.
CME Term SOFR at 2.65% Floor
+ 2.91%), 7.20%, 01/20/31 ... 1,085 1,084,974
Series 2017-2A, Class A1R, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.24%), 5.54%, 06/07/30 ... 150 150,007
Series 2017-2A, Class A2AR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.21%, 06/07/30 ... 750 750,616
Series 2018-1A, Class A1, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.21%), 5.50%, 04/19/31 ... 279 279,416
Series 2018-3A, Class A1R2, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.50%, 10/15/31 ... 203 202,425
Series 2019-1A, Class A1RR, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 5.82%, 10/15/37 ... 22,750 22,764,287
Series 2019-2A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor
+ 1.20%), 5.49%, 07/20/32 ... 4,579 4,573,895
Series 2019-3A, Class BR, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.91%), 6.21%, 10/17/32 ... 1,300 1,298,393
Warwick Capital CLO 5 Ltd., Series
2024-5A, Class A1, (3-mo. CME
Term SOFR at 1.36% Floor +
1.36%), 5.68%, 01/20/38
(a)(c)
.... 1,500 1,500,857
Whitebox CLO I Ltd.
(a)(c)
Series 2019-1A, Class A1RR, (3-mo.
CME Term SOFR at 1.32% Floor
+ 1.32%), 5.62%, 07/24/36 ... 5,000 4,997,500
Series 2019-1A, Class D1RR, (3-mo.
CME Term SOFR at 3.10% Floor
+ 3.10%), 7.40%, 07/24/36 ... 9,280 9,274,360
Series 2019-1A, Class ERR, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.05%, 07/24/36 .. 6,630 6,637,066
Series 2019-1A, Class SUB, 0.00%,
07/24/36 ............... 4,300 2,994,090
Whitebox CLO II Ltd.
(a)(c)
Series 2020-2A, Class A1R2, (3-mo.
CME Term SOFR at 1.38% Floor
+ 1.38%), 5.68%, 10/24/37 ... 15,000 15,007,586
Series 2020-2A, Class D1R2, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.20%, 10/24/37 ... 3,079 3,079,393
Security
Par (000)
Par (000) Value
Cayman Islands (continued)
Series 2020-2A, Class SUB, 0.00%,
10/24/34 ............... USD 4,734 $ 2,798,705
Whitebox CLO III Ltd.
(a)(c)
Series 2021-3A, Class A1R, (3-mo.
CME Term SOFR at 1.27% Floor
+ 1.27%), 5.57%, 10/15/35 ... 14,600 14,571,181
Series 2021-3A, Class DR, (3-mo.
CME Term SOFR at 2.85% Floor
+ 2.85%), 7.15%, 10/15/35 ... 5,250 5,228,148
Series 2021-3A, Class ER, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.95%, 10/15/35 ... 6,970 6,979,561
Whitebox CLO IV Ltd., Series 2023-4A,
Class E, (3-mo. CME Term SOFR
at 8.01% Floor + 8.01%), 12.30%,
04/20/36
(a)(c)
............... 7,000 6,989,553
2,180,770,226
France — 0.1%
(a)(b)
Cars Alliance Auto Leases France V,
Series 2023-1FRV, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.30%),
3.69%, 10/21/38 ............ EUR 4,000 4,360,057
FCT Noria
Series 2021-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 3.07%, 10/25/49 .... 363 390,915
Series 2021-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.47%, 10/25/49 .... 251 271,083
Series 2021-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.87%, 10/25/49 .... 502 542,347
FCT Pixel, Series 2021-1, Class D,
(3-mo. EURIBOR at 0.00% Floor +
1.75%), 4.27%, 02/25/38 ....... 61 65,768
Noria DE
Series 2024-DE1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.32%, 02/25/43 .... 3,200 3,461,655
Series 2024-DE1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.62%, 02/25/43 .... 2,000 2,156,114
Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 4.02%, 02/25/43 .... 1,400 1,507,836
Series 2024-DE1, Class E, (1-mo.
EURIBOR at 0.00% Floor +
3.55%), 5.92%, 02/25/43 .... 1,500 1,636,129
Series 2024-DE1, Class F, (1-mo.
EURIBOR at 0.00% Floor +
4.50%), 6.87%, 02/25/43 .... 800 865,938
Quarz International, Inc., (3-mo.
EURIBOR at 0.00% Floor + 0.79%),
3.29%, 06/15/41 ............ 18,872 20,456,909
35,714,751
Germany — 0.0%
(a)(b)
FCT Autonoria DE
Series 2023-DE, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.52%, 01/26/43 .... 205 222,402
Series 2023-DE, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.47%, 01/26/43 .... 819 895,734

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Series 2023-DE, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.05%), 5.42%, 01/26/43 .... EUR 256 $ 281,601
Series 2023-DE, Class E, (1-mo.
EURIBOR at 0.00% Floor +
5.50%), 7.87%, 01/26/43 .... 205 227,446
Series 2023-DE, Class F, (1-mo.
EURIBOR at 0.00% Floor +
7.50%), 9.87%, 01/26/43 .... 51 58,143
Red & Black Auto Germany 10 UG
Series 10, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.57%, 09/15/32 .... 970 1,052,276
Series 10, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.47%, 09/15/32 .... 529 579,194
Red & Black Auto Germany 8 UG
Series 8, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 3.12%,
09/15/30 ............... 152 164,528
Series 8, Class C, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 3.32%,
09/15/30 ............... 122 131,433
Series 8, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.35%), 3.72%,
09/15/30 ............... 30 32,853
3,645,610
Ireland — 1.0%
(a)
AB Carval Euro CLO II-C DAC, Series
2X, Class D, (3-mo. EURIBOR
at 3.75% Floor + 3.75%), 6.31%,
02/15/37
(b)
................ 3,200 3,460,156
Anchorage Capital Europe CLO 2
DAC
(c)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 4.39%, 04/15/34 .... 2,563 2,763,333
Series 2A, Class DR, (3-mo.
EURIBOR at 3.55% Floor +
3.55%), 6.33%, 04/15/34 .... 2,110 2,280,565
Anchorage Capital Europe CLO
DAC, Series 4A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
5.87%, 04/25/34
(c)
........... 590 638,423
Aqueduct European CLO DAC
Series 2020-5A, Class CR, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 4.74%, 04/20/34
(c)
... 1,250 1,340,987
Series 2022-7X, Class AR, (3-mo.
EURIBOR at 1.28% Floor +
1.28%), 3.78%, 08/15/37
(b)
... 5,114 5,540,857
Arbour CLO DAC
  (3-mo. EURIBOR at 0.00% Floor +
3.80%), 6.36%, 05/15/38
(b)
... 1,200 1,302,417
Series 11A, Class B1R, (3-mo.
EURIBOR at 2.00% Floor +
2.00%), 4.56%, 05/15/38
(c)
... 2,000 2,163,244
Series 11A, Class CR, (3-mo.
EURIBOR at 2.65% Floor +
2.65%), 5.21%, 05/15/38
(c)
... 2,000 2,170,419
Arbour CLO VI DAC, Series 6X, Class
DR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.76%, 11/15/37
(b)
1,790 1,930,318
Security
Par (000)
Par (000) Value
Ireland (continued)
Arcano Euro CLO I DAC, Series 1X,
Class A, (3-mo. EURIBOR at 1.26%
Floor + 1.26%), 0.00%, 04/25/39
(b)
EUR 6,840 $ 7,396,092
Ares European CLO X DAC, Series
10A, Class DR, (3-mo. EURIBOR
at 2.80% Floor + 2.80%), 5.59%,
10/15/31
(c)
................ 2,000 2,158,111
Ares European CLO XII DAC, Series
12A, Class B1R, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 4.44%,
04/20/32
(c)
................ 862 929,569
Arini European CLO I DAC
(b)
Series 1X, Class A, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 4.69%, 07/15/36 .... 5,000 5,418,039
Series 1X, Class D, (3-mo.
EURIBOR at 6.04% Floor +
6.04%), 8.83%, 07/15/36 .... 1,000 1,093,898
Arini European CLO II DAC
Series 2A, Class D, (3-mo.
EURIBOR at 4.20% Floor +
4.20%), 6.99%, 04/15/38
(c)
... 8,648 9,418,213
Series 2X, Class A, (3-mo.
EURIBOR at 1.55% Floor +
1.55%), 4.34%, 04/15/38
(b)
... 5,750 6,238,928
Series 2X, Class D, (3-mo.
EURIBOR at 4.20% Floor +
4.20%), 6.99%, 04/15/38
(b)
... 1,500 1,633,594
Arini European CLO III DAC, Series 3A,
Class E, (3-mo. EURIBOR at 6.10%
Floor + 6.10%), 9.58%, 10/15/37
(c)
900 986,381
Arini European CLO IV DAC, Series 4X,
Class D, (3-mo. EURIBOR at 3.50%
Floor + 3.50%), 6.27%, 01/15/38
(b)
2,480 2,688,246
Arini European CLO V DAC
(b)
Series 5X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.57%, 01/15/39 .... 8,510 9,201,863
Series 5X, Class D, (3-mo.
EURIBOR at 2.80% Floor +
2.80%), 5.17%, 01/15/39 .... 1,470 1,589,511
Aurium CLO IV DAC, Series 4X, Class
AR, (3-mo. EURIBOR at 0.73%
Floor + 0.73%), 3.49%, 01/16/31
(b)
2,089 2,254,394
Aurium CLO VIII DAC
(b)
Series 8X, Class A, (3-mo.
EURIBOR at 0.85% Floor +
0.85%), 3.24%, 06/23/34 .... 5,000 5,390,314
Series 8X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.39%, 06/23/34 .... 750 806,330
Aurium CLO XI DAC, Series 11A, Class
D, (3-mo. EURIBOR at 4.75% Floor
+ 4.75%), 7.49%, 01/18/38
(c)
.... 2,825 3,062,196
Aurium CLO XIII DAC, Series 13X,
Class D, (3-mo. EURIBOR at 2.80%
Floor + 2.80%), 5.17%, 04/15/38
(b)(f)
1,020 1,083,923
Avoca CLO XIV DAC
(b)
Series 14X, Class ER, (3-mo.
EURIBOR at 4.70% Floor +
4.70%), 7.49%, 01/12/31 .... 2,240 2,426,267
Series 14X, Class FR, (3-mo.
EURIBOR at 6.35% Floor +
6.35%), 9.14%, 01/12/31 .... 1,100 1,192,066
Series 14X, Class SUB, 0.00%,
01/12/31
(d)(e)
............. 4,510 2,743,123

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Avoca CLO XV DAC
(b)
Series 15X, Class B2R, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 3.84%, 04/15/31 .... EUR 150 $ 161,662
Series 15X, Class ER, (3-mo.
EURIBOR at 4.13% Floor +
4.13%), 6.91%, 04/15/31 .... 1,305 1,405,396
Series 15X, Class FR, (3-mo.
EURIBOR at 5.84% Floor +
5.84%), 8.62%, 04/15/31 .... 1,760 1,892,211
Series 15X, Class M1, 0.00%,
04/15/31 ............... 3,100 1,731,994
Avoca CLO XVIII DAC
Series 18A, Class CR, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 4.91%, 01/15/38
(c)
... 250 269,967
Series 18X, Class BR, (3-mo.
EURIBOR at 1.95% Floor +
1.95%), 4.61%, 01/15/38
(b)
... 5,800 6,278,736
Series 18X, Class DR, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.70%, 01/15/38
(b)
... 1,100 1,187,338
Avoca CLO XXII DAC
Series 22A, Class D, (3-mo.
EURIBOR at 2.90% Floor +
2.90%), 5.69%, 04/15/35
(c)
... 970 1,043,573
Series 22X, Class B1, (3-mo.
EURIBOR at 1.30% Floor +
1.30%), 4.08%, 04/15/35
(b)
... 710 760,283
Avoca CLO XXIII DAC, Series 23A,
Class D, (3-mo. EURIBOR at 3.05%
Floor + 3.05%), 5.83%, 04/15/34
(c)
750 811,675
Avoca CLO Xxx DAC, Series 30A,
Class SUB, 0.00%, 07/15/37
(c)
... 4,550 4,023,186
Avoca Static CLO I DAC, Series 1X,
Class DR, (3-mo. EURIBOR at
2.90% Floor + 2.90%), 5.74%,
01/15/35
(b)
................ 900 966,564
BBAM European CLO I DAC, Series
1X, Class AR, (3-mo. EURIBOR
at 0.87% Floor + 0.87%), 3.57%,
07/22/34
(b)
................ 5,000 5,384,853
Bilbao CLO I DAC, Series 1X, Class
A2A, (3-mo. EURIBOR at 1.30%
Floor + 1.30%), 4.04%, 07/20/31
(b)
4,300 4,652,079
Cabinteely Park CLO DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.35%
Floor + 3.35%), 5.91%, 08/15/34
(b)
1,500 1,622,321
Cairn CLO XVI DAC
Series 2023-16A, Class C, (3-mo.
EURIBOR at 3.85% Floor +
3.85%), 6.64%, 01/15/37
(c)
... 1,520 1,668,009
Series 2023-16A, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 7.99%, 01/15/37
(c)
... 939 1,033,652
Series 2023-16X, Class D, (3-mo.
EURIBOR at 5.20% Floor +
5.20%), 7.99%, 01/15/37
(b)
... 617 679,195
Capital Four CLO VIII DAC, Series 8X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.31%, 10/25/37
(b)
2,600 2,813,542
Carlyle Euro CLO DAC
(c)
Series 2021-2A, Class B, (3-mo.
EURIBOR at 2.25% Floor +
2.25%), 5.03%, 10/15/35 .... 250 269,714
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2022-5A, Class BR, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.67%, 04/25/37 .... EUR 1,020 $ 1,108,585
CIFC European Funding CLO I DAC,
Series 1X, Class DR, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
5.99%, 07/15/32
(b)
........... 450 484,742
CIFC European Funding CLO II
DAC, Series 2X, Class B1, (3-mo.
EURIBOR at 1.60% Floor + 1.60%),
4.39%, 04/15/33
(b)
........... 400 430,804
CIFC European Funding CLO III DAC
Series 3A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 5.29%, 01/15/34
(c)
... 500 540,417
Series 3X, Class B1, (3-mo.
EURIBOR at 1.50% Floor +
1.50%), 4.29%, 01/15/34
(b)
... 4,500 4,834,629
Citizen Irish Auto Receivables Trust,
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 1.40%),
3.87%, 12/15/32
(b)
........... 1,000 1,086,984
Contego CLO V DAC, Series 5X, Class
DR, (3-mo. EURIBOR + 3.10%),
5.58%, 10/15/37
(b)
........... 1,470 1,586,297
Contego CLO VII DAC
(b)
Series 7X, Class AR, (3-mo.
EURIBOR at 1.33% Floor +
1.33%), 4.01%, 01/23/38 .... 5,570 6,022,726
Series 7X, Class DR, (3-mo.
EURIBOR at 3.45% Floor +
3.45%), 6.13%, 01/23/38 .... 1,870 2,020,563
Contego CLO XI DAC
Series 11A, Class AR, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 4.06%, 11/20/38
(c)
... 2,500 2,701,640
Series 11X, Class DR, (3-mo.
EURIBOR at 3.20% Floor +
3.20%), 5.93%, 11/20/38
(b)
... 1,330 1,434,801
Cumulus Static CLO DAC
Series 2024-1A, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 6.26%, 11/15/33
(c)
... 974 1,052,015
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.70% Floor +
3.70%), 6.26%, 11/15/33
(b)
... 499 538,969
CVC Cordatus Loan Fund IV DAC,
Series 4X, Class BR1, (3-mo.
EURIBOR at 1.30% Floor + 1.30%),
3.83%, 02/22/34
(b)
........... 1,120 1,202,591
CVC Cordatus Loan Fund XIX DAC,
Series 19A, Class D, (3-mo.
EURIBOR at 3.80% Floor + 3.80%),
6.19%, 12/23/33
(c)
........... 400 432,472
CVC Cordatus Loan Fund XXII DAC,
Series 22X, Class D, (3-mo.
EURIBOR at 3.15% Floor + 3.15%),
5.65%, 12/15/34
(b)
........... 755 812,698
CVC Cordatus Loan Fund XXIII DAC,
Series 23X, Class ER, (3-mo.
EURIBOR at 6.85% Floor + 6.85%),
9.52%, 04/25/36
(b)(c)
.......... 470 503,443
CVC Cordatus Loan Fund XXIV DAC,
Series 24A, Class ER, (3-mo.
EURIBOR at 6.50% Floor + 6.50%),
9.17%, 10/23/34
(c)
........... 1,350 1,459,234

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
CVC Cordatus Loan Fund XXIX
DAC, Series 29A, Class D, (3-mo.
EURIBOR at 5.40% Floor + 5.40%),
7.96%, 02/15/37
(c)
........... EUR 1,000 $ 1,088,029
CVC Cordatus Loan Fund XXVII
DAC, Series 27X, Class D2, (3-mo.
EURIBOR at 6.58% Floor + 6.58%),
9.37%, 04/15/35
(b)
........... 1,300 1,415,418
CVC Cordatus Loan Fund XXX DAC
Series 30A, Class A, (3-mo.
EURIBOR at 1.48% Floor +
1.48%), 4.04%, 05/15/37
(c)
... 750 813,576
Series 30A, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 6.56%, 05/15/37
(c)
... 4,233 4,587,809
Series 30X, Class A, (3-mo.
EURIBOR at 1.48% Floor +
1.48%), 4.04%, 05/15/37
(b)
... 5,750 6,237,412
Series 30X, Class D, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 6.56%, 05/15/37
(b)
... 1,500 1,625,730
Dryden 46 Euro CLO DAC, Series
2016-46A, Class CRR, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
5.29%, 04/15/34
(c)
........... 250 269,993
Euro-Galaxy III CLO DAC
(c)
Series 2013-3A, Class CRRR, (3-
mo. EURIBOR at 2.35% Floor +
2.35%), 5.02%, 04/24/34 .... 700 753,610
Series 2013-3A, Class DRRR, (3-
mo. EURIBOR at 3.25% Floor +
3.25%), 5.92%, 04/24/34 .... 1,380 1,485,535
Fernhill Park CLO DAC, Series 1A,
Class D, (3-mo. EURIBOR at 3.75%
Floor + 3.75%), 6.54%, 04/15/37
(c)
533 584,793
Fidelity Grand Harbour CLO DAC
Series 2023-1X, Class AR, (3-mo.
EURIBOR at 1.23% Floor +
1.23%), 3.79%, 02/15/38
(b)
... 7,940 8,668,280
Series 2023-1X, Class DR, (3-mo.
EURIBOR at 2.70% Floor +
2.70%), 5.26%, 02/15/38
(b)
... 1,950 2,068,767
Series 2023-2A, Class D, (3-mo.
EURIBOR at 4.10% Floor +
4.10%), 6.89%, 04/15/38
(c)
... 1,980 2,155,170
Finance Ireland Auto Receivables No.
1 DAC, Series 1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.30%),
4.77%, 09/12/33
(b)
........... 450 492,638
Fortuna Consumer Loan ABS DAC
(b)
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 3.72%, 02/18/34 .... 6,755 7,338,676
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.67%, 02/18/34 .... 4,597 5,030,662
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.67%, 10/18/34 .... 1,700 1,849,421
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 4.02%, 10/18/34 .... 2,300 2,502,158
Series 2024-2, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.10%), 6.47%, 10/18/34 .... 5,800 6,363,092
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2025-1, Class A, 0.00%,
04/18/35 ............... EUR 11,900 $ 12,867,470
Series 2025-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 0.00%, 04/18/35 .... 2,200 2,378,860
Series 2025-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.35%), 0.00%, 04/18/35 .... 2,200 2,378,860
Glenbrook Park CLO DAC, Series 1A,
Class E, (3-mo. EURIBOR at 7.58%
Floor + 7.58%), 10.32%, 07/21/36
(c)
3,800 4,118,784
Harvest CLO XXIII DAC, Series 23X,
Class D, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.74%, 10/20/32
(b)
1,360 1,471,539
Harvest CLO XXX DAC, Series 30A,
Class B1, (3-mo. EURIBOR at
2.60% Floor + 2.60%), 5.27%,
07/27/36
(c)
................ 2,000 2,175,198
Harvest CLO XXXII DAC
Series 32A, Class C, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 5.17%, 07/25/37
(c)
... 2,222 2,408,275
Series 32X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 6.27%, 07/25/37
(b)
... 1,543 1,673,399
Henley CLO I DAC, Series 1X, Class
AR, (3-mo. EURIBOR at 0.95%
Floor + 0.95%), 3.62%, 07/25/34
(b)
3,800 4,116,290
Henley CLO IV DAC
Series 4A, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.67%, 04/25/34
(c)
... 500 537,558
Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor +
1.35%), 4.02%, 04/25/34
(b)
... 450 483,914
Series 4X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 5.67%, 04/25/34
(b)
... 1,000 1,075,117
Henley CLO X DAC
Series 10A, Class SUB, 0.00%,
07/20/37
(c)
.............. 4,000 3,793,633
Series 10X, Class D, (3-mo.
EURIBOR at 3.75% Floor +
3.75%), 6.49%, 07/20/37
(b)
... 726 788,421
Henley CLO Xi DAC
(b)(f)
Series 11X, Class A, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.56%, 04/25/39 .... 6,200 6,704,060
Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor +
2.60%), 4.96%, 04/25/39 .... 2,150 2,270,162
Henley CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.10%
Floor + 3.10%), 5.88%, 01/15/38
(b)
1,320 1,420,595
Holland Park CLO DAC, Series 1X,
Class A1RR, (3-mo. EURIBOR
at 0.92% Floor + 0.92%), 3.47%,
11/14/32
(b)
................ 481 520,678
Invesco Euro CLO IV DAC, Series
4A, Class B1, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 4.48%,
04/15/33
(c)
................ 625 672,747
Invesco Euro CLO V DAC, Series 5X,
Class D, (3-mo. EURIBOR at 3.80%
Floor + 3.80%), 6.59%, 01/15/34
(b)
450 482,151

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Jubilee CLO DAC, Series 2024-29X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 6.21%, 01/15/39
(b)
EUR 2,230 $ 2,409,848
LT Autorahoitus IV DAC, Series 4,
Class B, (1-mo. EURIBOR at 0.00%
Floor + 2.05%), 4.42%, 07/18/33
(b)
5,800 6,414,412
LT Autorahoitus V DAC, Series 5, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 3.27%, 05/18/35
(b)
.... 1,800 1,943,047
LT Rahoitus DAC, Series 6, Class B,
(1-mo. EURIBOR at 0.00% Floor +
0.90%), 3.47%, 07/18/36
(b)
..... 300 323,711
Madison Park Euro Funding X DAC
(b)
Series 10X, Class A1, (3-mo.
EURIBOR at 0.74% Floor +
0.74%), 3.41%, 10/25/30 .... 2,667 2,875,244
Series 10X, Class B1, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.87%, 10/25/30 .... 1,850 1,972,386
Madison Park Euro Funding XI DAC,
Series 11X, Class C, (3-mo.
EURIBOR at 1.85% Floor + 1.85%),
4.41%, 02/15/31
(b)
........... 1,350 1,461,050
Madison Park Euro Funding XVI
DAC, Series 16A, Class D, (3-mo.
EURIBOR at 3.20% Floor + 3.20%),
5.99%, 05/25/34
(c)
........... 1,250 1,346,899
Man GLG Euro CLO VI DAC, Series
6A, Class DR, (3-mo. EURIBOR
at 3.50% Floor + 3.50%), 6.28%,
10/15/32
(c)
................ 950 1,027,634
Neuberger Berman Loan Advisers Euro
CLO 6 DAC, Series 2024-6X, Class
D, (3-mo. EURIBOR at 3.75% Floor
+ 3.75%), 6.54%, 07/15/37
(b)
.... 882 962,427
Northwoods Capital 19 Euro DAC,
Series 2019-19A, Class C, (3-mo.
EURIBOR at 2.50% Floor + 2.50%),
5.02%, 11/25/33
(c)
........... 500 538,307
OAK Hill European Credit Partners V
DAC, Series 2016-5A, Class BR,
(3-mo. EURIBOR at 1.90% Floor +
1.90%), 4.64%, 01/21/35
(c)
..... 425 457,356
OCP Euro CLO, Series 2022-6A, Class
DR, (3-mo. EURIBOR at 4.80%
Floor + 4.80%), 7.54%, 07/20/36
(c)
3,370 3,668,921
OCP Euro CLO DAC
(c)
Series 2019-3A, Class CR, (3-mo.
EURIBOR at 2.30% Floor +
2.30%), 5.04%, 04/20/33 .... 250 271,012
Series 2019-3A, Class DR, (3-mo.
EURIBOR at 3.30% Floor +
3.30%), 6.04%, 04/20/33 .... 250 270,655
Palmer Square European CLO DAC
(b)
Series 2022-2X, Class DR, (3-mo.
EURIBOR at 4.00% Floor +
4.00%), 6.78%, 01/15/38 .... 1,119 1,212,897
Series 2024-2X, Class A, (3-mo.
EURIBOR at 1.34% Floor +
1.34%), 4.84%, 10/15/37 .... 5,200 5,627,800
Palmer Square European Loan Funding
DAC
(b)
Series 2024-2X, Class D, (3-mo.
EURIBOR at 3.15% Floor +
3.15%), 5.71%, 05/15/34 .... 3,250 3,514,572
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2024-3X, Class D, (3-mo.
EURIBOR at 3.05% Floor +
3.05%), 5.74%, 05/15/34 .... EUR 1,320 $ 1,423,742
Penta CLO 16 DAC, Series 2024-16A,
Class D, (3-mo. EURIBOR at 3.95%
Floor + 3.95%), 6.69%, 10/18/36
(c)
1,650 1,789,797
Penta CLO 6 DAC, Series 2019-6A,
Class CR, (3-mo. EURIBOR at
2.30% Floor + 2.30%), 4.97%,
07/25/34
(c)
................ 500 538,103
Penta CLO DAC, Series 2024-17X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 5.81%, 08/15/38
(b)
1,640 1,771,748
Prodigy Finance DAC
(c)
Series 2021-1A, Class A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.36%), 5.68%, 07/25/51 ... USD 2,496 2,500,893
Series 2021-1A, Class B, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.61%), 6.93%, 07/25/51 ... 254 257,421
Series 2021-1A, Class C, (1-mo.
CME Term SOFR at 0.00% Floor
+ 3.86%), 8.18%, 07/25/51 ... 146 149,741
Series 2021-1A, Class D, (1-mo.
CME Term SOFR at 0.00% Floor
+ 6.01%), 10.33%, 07/25/51 .. 96 98,901
Providus CLO II DAC, Series 2X, Class
DRR, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.99%, 10/15/38
(b)
EUR 1,349 1,454,156
Providus CLO IX DAC, Series 9A, Class
B, (3-mo. EURIBOR at 2.45% Floor
+ 2.45%), 5.19%, 07/18/36
(c)
.... 5,200 5,635,732
Providus CLO V DAC, Series 5X, Class
D, (3-mo. EURIBOR at 2.95% Floor
+ 2.95%), 5.51%, 02/15/35
(b)
.... 1,000 1,072,456
Providus CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.20% Floor
+ 3.20%), 5.72%, 05/20/34
(b)
.... 1,000 1,078,591
Rockfield Park CLO DAC, Series 1X,
Class C, (3-mo. EURIBOR at 3.00%
Floor + 3.00%), 5.76%, 07/16/34
(b)
2,000 2,162,259
Rockford Tower Europe CLO DAC
(b)
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.22% Floor +
1.22%), 0.00%, 10/25/27 .... 6,840 7,396,092
Series 2025-1X, Class D, (3-mo.
EURIBOR at 3.00% Floor +
3.00%), 0.00%, 10/25/27 .... 1,870 2,014,448
RRE 18 Loan Management DAC
Series 18A, Class SUB, (3-mo.
EURIBOR + 0.00%), 0.00%,
04/15/39
(c)
.............. 5,000 4,865,850
Series 18X, Class A1, (3-mo.
EURIBOR at 1.47% Floor +
1.47%), 4.25%, 04/15/39
(b)
... 5,750 6,247,492
RRE 19 Loan Management DAC,
Series 19X, Class A1, (3-mo.
EURIBOR at 1.41% Floor + 1.41%),
4.20%, 07/15/37
(b)
........... 2,865 3,117,377
RRE 22 Loan Management DAC,
Series 22A, Class SUB, 0.00%,
01/15/38
(c)
................ 4,500 4,281,948
RRE 9 Loan Management DAC, Series
9A, Class A2, (3-mo. EURIBOR
at 1.70% Floor + 1.70%), 4.48%,
10/15/36
(c)
................ 1,720 1,860,213

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
SCF Rahoituspalvelut XIII DAC
(b)
Series 13, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.37%, 06/25/34 .... EUR 800 $ 863,662
Series 13, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.77%, 06/25/34 .... 400 432,477
Sona Fios CLO III DAC
(b)
Series 3X, Class A, (3-mo.
EURIBOR at 1.32% Floor +
1.32%), 4.48%, 04/20/37 .... 6,700 7,242,821
Series 3X, Class D, (3-mo.
EURIBOR at 3.25% Floor +
3.25%), 6.41%, 04/20/37 .... 2,830 3,042,155
Sound Point Euro CLO III Funding
DAC, Series 3X, Class C, (3-mo.
EURIBOR at 2.30% Floor + 2.30%),
5.09%, 04/15/33
(b)
........... 750 810,201
Sound Point Euro CLO IV Funding
DAC
(c)
Series 4A, Class BR, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 0.00%, 04/15/39 .... 1,750 1,892,275
Series 4A, Class CR, (3-mo.
EURIBOR at 2.20% Floor +
2.20%), 0.00%, 04/15/39 .... 2,600 2,811,380
Sound Point Euro CLO X Funding
DAC, Series 10A, Class D, (3-mo.
EURIBOR at 4.00% Floor + 4.00%),
6.74%, 04/20/38
(c)
........... 1,863 2,034,333
St Paul's CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.20%
Floor + 3.20%), 5.99%, 04/15/33
(b)
1,880 2,029,877
St. Paul's CLO XII DAC, Series 12X,
Class B1, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 4.39%,
04/15/33
(b)
................ 1,350 1,449,786
Sutton Park CLO DAC
(b)
Series 1X, Class A2A, (3-mo.
EURIBOR at 1.70% Floor +
1.70%), 4.26%, 11/15/31 ..... 345 373,511
Series 1X, Class BE, (3-mo.
EURIBOR at 2.35% Floor +
2.35%), 4.91%, 11/15/31 ..... 500 541,654
Texas Debt Capital Euro CLO DAC
Series 2024-1A, Class A, (3-mo.
EURIBOR at 1.45% Floor +
1.45%), 4.21%, 07/16/38
(c)
... 2,000 2,169,766
Series 2024-1A, Class B, (3-mo.
EURIBOR at 2.10% Floor +
2.10%), 4.86%, 07/16/38
(c)
... 2,000 2,163,238
Series 2024-1A, Class C, (3-mo.
EURIBOR at 2.55% Floor +
2.55%), 5.31%, 07/16/38
(c)
... 1,500 1,629,935
Series 2024-1X, Class D, (3-mo.
EURIBOR at 3.60% Floor +
3.60%), 6.36%, 07/16/38
(b)
... 1,243 1,349,485
Series 2025-1X, Class A, (3-mo.
EURIBOR at 1.18% Floor +
1.18%), 0.00%, 04/16/39
(b)
... 9,070 9,807,391
Tikehau CLO VI DAC, Series 6X, Class
D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 6.38%, 01/15/35
(b)
.... 1,000 1,072,570
Tikehau CLO XII DAC, Series 12X,
Class D, (3-mo. EURIBOR at 3.25%
Floor + 3.25%), 6.62%, 10/20/38
(b)
5,073 5,476,195
Security
Par (000)
Par (000) Value
Ireland (continued)
Toro European CLO 2 DAC, Series
2A, Class CRR, (3-mo. EURIBOR
at 2.45% Floor + 2.45%), 5.12%,
07/25/34
(c)
................ EUR 320 $ 345,689
Victory Street CLO I DAC, Series 1X,
Class D, (3-mo. EURIBOR at 3.45%
Floor + 3.45%), 6.23%, 01/15/38
(b)
1,960 2,122,789
Voya Euro CLO II DAC
(c)
Series 2A, Class B1R, (3-mo.
EURIBOR at 1.67% Floor +
1.67%), 4.46%, 07/15/35 .... 250 270,122
Series 2A, Class CR, (3-mo.
EURIBOR at 2.15% Floor +
2.15%), 4.93%, 07/15/35 .... 250 269,685
Voya Euro CLO III DAC, Series 3X,
Class B1, (3-mo. EURIBOR at
1.65% Floor + 1.65%), 4.43%,
04/15/33
(b)
................ 439 473,479
Voya Euro CLO IV DAC, Series 4X,
Class DR, (3-mo. EURIBOR at
3.10% Floor + 3.10%), 5.88%,
10/15/34
(b)
................ 900 970,697
Voya Euro CLO VIII DAC, Series 8A,
Class A, (3-mo. EURIBOR at 1.28%
Floor + 1.28%), 4.07%, 01/15/39
(c)
3,000 3,248,761
406,788,889
Italy — 0.3%
(a)(b)
Asset-Backed European Securitisation
Transaction Twenty-Five SRL
Series 25, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.25%), 3.62%, 11/15/39 ..... 2,588 2,812,018
Series 25, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.97%, 11/15/39 ..... 673 728,581
Series 25, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.87%, 11/15/39 ..... 324 350,305
Series 25, Class E, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 6.37%, 11/15/39 ..... 921 997,965
Auto ABS Italian Stella Loans SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.73%), 3.09%, 12/29/36 .... 13,298 14,406,925
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.56%, 12/29/36 .... 5,756 6,243,009
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 4.06%, 12/29/36 .... 1,322 1,435,673
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.66%, 12/29/36 .... 1,217 1,322,620
AutoFlorence 2 SRL
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 0.75%), 3.12%,
12/24/44 ............... 249 268,282
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.15%), 3.52%,
12/24/44 ............... 115 123,755
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 4.72%,
12/24/44 ............... 61 66,937

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
AutoFlorence 3 SRL
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.95%), 3.32%,
12/25/46 ............... EUR 5,864 $ 6,370,469
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 2.35%), 4.72%,
12/25/46 ............... 484 531,955
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 3.35%), 5.72%,
12/25/46 ............... 630 696,052
Series 3, Class D, (1-mo. EURIBOR
at 0.00% Floor + 5.35%), 7.72%,
12/25/46 ............... 440 489,813
Brignole Co.
Series 2024, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.78%), 3.15%, 02/24/42 .... 10,900 11,809,405
Series 2024, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.57%, 02/24/42 .... 1,340 1,450,392
Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 4.37%, 02/24/42 .... 480 521,865
Series 2024, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.00%), 6.37%, 02/24/42 .... 546 595,032
Golden Bar Securitisation SRL
Series 2023-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.90%), 5.29%, 09/22/43 .... 2,424 2,674,229
Series 2023-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
3.60%), 5.99%, 09/22/43 .... 2,965 3,282,517
Series 2023-2, Class D, (3-mo.
EURIBOR at 0.00% Floor +
5.70%), 8.09%, 09/22/43 .... 2,495 2,775,253
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.89%, 09/22/43 .... 5,139 5,604,369
Italian Stella Loans SRL
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.75%, 05/27/39 .... 1,048 1,134,766
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.15%), 4.50%, 05/27/39 .... 449 487,013
Quarzo SRL
Series 2023-1, Class A2, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.45%, 12/15/39 .... 2,679 2,908,446
Series 2024-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.60%), 4.10%, 06/15/41 .... 4,997 5,420,059
Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.30%), 4.80%, 06/15/41 .... 883 964,809
Series 2024-1, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.70%), 6.20%, 06/15/41 .... 774 843,926
Red & Black Auto Italy SRL
Series 1, Class D, (1-mo. EURIBOR
at 0.00% Floor + 2.85%), 5.21%,
12/28/31 ............... 166 180,040
Series 2, Class A1, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.36%, 07/28/34 .... 1,610 1,750,579
Security
Par (000)
Par (000) Value
Italy (continued)
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 4.16%,
07/28/34 ............... EUR 797 $ 868,300
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.80%), 5.16%,
07/28/34 ............... 868 953,181
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.80%), 6.16%,
07/28/34 ............... 304 336,308
Series 3, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.81%), 3.17%,
07/28/36 ............... 7,040 7,636,195
Series 3, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.46%,
07/28/36 ............... 1,266 1,371,916
Series 3, Class C, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.86%,
07/28/36 ............... 635 688,789
Sunrise SPV 50 SRL, Series 2023-2,
Class A1, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 3.35%,
07/27/48 ................. 2,216 2,406,094
Youni Italy SRL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.88%), 3.25%, 04/25/34 .... 8,297 8,994,689
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 4.07%, 04/25/34 .... 1,433 1,560,570
104,063,101
Jersey, Channel Islands — 0.3%
AGL CLO 25 Ltd., Series 2023-25A,
Class E, (3-mo. CME Term SOFR
at 8.66% Floor + 8.66%), 12.95%,
07/21/36
(a)(c)
............... USD 250 252,424
AGL CLO 26 Ltd., Series 2023-26A,
Class A, (3-mo. CME Term SOFR
at 1.70% Floor + 1.70%), 5.99%,
10/21/36
(a)(c)
............... 5,000 5,006,411
AIMCO CLO 22 Ltd., Series 2024-22A,
Class E, (3-mo. CME Term SOFR
at 6.50% Floor + 6.50%), 10.79%,
04/19/37
(a)(c)
............... 1,500 1,518,079
Ares Loan Funding IV Ltd., Series
2023-ALF4A, Class D, (3-mo.
CME Term SOFR at 4.68% Floor +
4.68%), 8.98%, 10/15/36
(a)(c)
.... 500 503,495
Ares LXVIII CLO Ltd., Series 2023-68A,
Class E, (3-mo. CME Term SOFR
at 8.55% Floor + 8.55%), 12.85%,
04/25/35
(a)(c)
............... 2,000 2,004,331
Bain Capital Credit CLO Ltd., Series
2023-1A, Class D, (3-mo. CME Term
SOFR at 4.90% Floor + 4.90%),
9.21%, 04/16/36
(a)(c)
.......... 2,090 2,097,166
Ballyrock CLO 23 Ltd., Series 2023-
23A, Class C, (3-mo. CME Term
SOFR at 5.20% Floor + 5.20%),
9.50%, 04/25/36
(a)(c)
.......... 1,000 1,004,910
Benefit Street Partners CLO XXX Ltd.,
Series 2023-30A, Class D, (3-mo.
CME Term SOFR at 5.60% Floor +
5.60%), 9.90%, 04/25/36
(a)(c)
.... 1,835 1,844,653

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Blueberry Park CLO Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 5.35% Floor + 5.35%),
9.64%, 10/20/37
(a)(c)
.......... USD 2,000 $ 2,000,919
CarVal CLO VIII-C Ltd., Series 2022-
2A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%),
5.71%, 10/22/37
(a)(c)
.......... 15,750 15,757,918
GoldenTree Loan Management US
CLO 19 Ltd.
(a)(c)
Series 2024-19A, Class E, (3-mo.
CME Term SOFR at 6.00% Floor
+ 6.00%), 10.29%, 04/20/37 .. 825 830,348
Series 2024-19A, Class F, (3-mo.
CME Term SOFR at 7.75% Floor
+ 7.75%), 12.04%, 04/20/37 .. 2,360 2,276,171
GoldenTree Loan Management US
CLO 21 Ltd., Series 2024-21A,
Class F, (3-mo. CME Term SOFR
at 7.83% Floor + 7.83%), 12.12%,
07/20/37
(a)(c)
............... 1,750 1,661,700
Golub Capital Partners CLO 76 B
Ltd.
(a)(c)
Series 2024-76A, Class A1, (3-mo.
CME Term SOFR at 1.37% Floor
+ 1.37%), 6.11%, 10/25/37 ... 5,530 5,533,591
Series 2024-76A, Class B, (3-mo.
CME Term SOFR at 1.67% Floor
+ 1.67%), 6.41%, 10/25/37 ... 310 308,129
Series 2024-76A, Class C, (3-mo.
CME Term SOFR at 1.90% Floor
+ 1.90%), 6.64%, 10/25/37 ... 310 309,755
Series 2024-76A, Class D1, (3-mo.
CME Term SOFR at 2.90% Floor
+ 2.90%), 7.64%, 10/25/37 ... 310 310,457
Hamlin Park CLO Ltd., Series 2024-1A,
Class A, (3-mo. CME Term SOFR
at 1.34% Floor + 1.34%), 5.90%,
10/20/37
(a)(c)
............... 9,750 9,758,410
Madison Park Funding LXI Ltd., Series
2023-61A, Class B, (3-mo. CME
Term SOFR at 2.40% Floor +
2.40%), 6.69%, 01/20/37
(a)(c)
.... 5,000 5,028,741
OCP Aegis CLO Ltd., Series 2024-39A,
Class A1, (3-mo. CME Term SOFR
at 1.22% Floor + 1.22%), 5.72%,
01/16/37
(a)(c)
............... 4,410 4,405,657
OCP CLO Ltd.
(c)
Series 2024-34A, Class D2, (3-mo.
CME Term SOFR at 4.35% Floor
+ 4.35%), 9.30%, 10/15/37
(a)
.. 3,410 3,434,338
Series 2024-37A, Class A1, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.93%, 10/15/37
(a)
.. 4,820 4,819,439
Series 2024-37A, Class B2, 4.94%,
10/15/37 ............... 2,970 2,719,492
Series 2024-37A, Class E, (3-mo.
CME Term SOFR at 5.50% Floor
+ 5.50%), 10.07%, 10/15/37
(a)
. 1,860 1,861,132
Series 2024-38A, Class A, (3-mo.
CME Term SOFR at 1.33% Floor
+ 1.33%), 5.68%, 01/21/38
(a)
.. 7,400 7,400,706
Orion CLO Ltd., Series 2023-1A, Class
E, (3-mo. CME Term SOFR at 7.90%
Floor + 7.90%), 12.20%, 10/25/36
(a)(c)
1,000 1,013,454
Security
Par (000)
Par (000) Value
Jersey, Channel Islands (continued)
Pikes Peak CLO 12 Ltd., Series 2023-
12A, Class AR, (3-mo. CME Term
SOFR at 1.22% Floor + 1.22%),
5.54%, 04/20/38
(a)(c)
.......... USD 770 $ 768,075
Pikes Peak CLO 15 Ltd., Series 2023-
15A, Class D, (3-mo. CME Term
SOFR at 4.45% Floor + 4.45%),
8.74%, 10/20/36
(a)(c)
.......... 4,500 4,534,199
Pikes Peak CLO 16 Ltd., Series 2024-
16A, Class B, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%),
6.10%, 07/25/37
(a)(c)
.......... 5,000 4,981,742
Regatta XXVII Funding Ltd., Series
2024-1A, Class E, (3-mo. CME Term
SOFR at 6.50% Floor + 6.50%),
10.80%, 04/26/37
(a)(c)
......... 1,250 1,265,295
Valley Stream Park CLO Ltd.
(a)(c)
Series 2022-1A, Class E1RR, (3-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.54%, 01/20/37 ... 10,685 10,606,771
Series 2022-1A, Class E2RR, (3-mo.
CME Term SOFR at 7.10% Floor
+ 7.10%), 11.39%, 01/20/37 .. 695 700,331
Vantage Data Centers Jersey Borrower
Spv Ltd., Series 2024-1X, 6.17%,
05/28/39
(b)
................ GBP 12,433 16,262,286
Verdelite Static CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.13% Floor
+ 1.13%), 5.42%, 07/20/32 ... USD 6,249 6,245,841
Series 2024-1A, Class B, (3-mo.
CME Term SOFR at 1.65% Floor
+ 1.65%), 5.94%, 07/20/32 ... 2,000 2,000,986
Warwick Capital CLO 1 Ltd., Series
2023-1A, Class A, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%),
6.39%, 10/20/36
(a)(c)
.......... 2,000 2,001,870
Wellington Management CLO 4 Ltd.,
Series 2025-4A, Class A, (3-mo.
CME Term SOFR at 1.15% Floor +
1.15%), 5.43%, 04/18/38
(a)(c)(f)
.... 2,400 2,400,000
Wildwood Park CLO Ltd.
(a)(c)
Series 2024-1A, Class A, (3-mo.
CME Term SOFR at 1.36% Floor
+ 1.36%), 5.78%, 10/20/37 ... 6,750 6,728,898
Series 2024-1A, Class E, (3-mo.
CME Term SOFR at 5.75% Floor
+ 5.75%), 10.17%, 10/20/37 .. 1,600 1,612,773
143,770,893
Luxembourg — 0.1%
(a)(b)
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
Series 23, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.69%, 03/21/34 .... EUR 2,900 3,157,557
Series 23, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.60%), 3.99%, 03/21/34 .... 1,200 1,308,889
Series 23, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.90%), 4.29%, 03/21/34 .... 600 653,698
Series 23, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.40%), 4.79%, 03/21/34 .... 500 546,283

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Auto1 Car Funding SARL
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 3.07%, 12/15/33 .... EUR 3,223 $ 3,490,759
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.50%), 3.87%, 12/15/33 .... 300 326,401
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.50%), 5.87%, 12/15/33 .... 300 334,197
Compartment BL Consumer Credit,
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%),
3.27%, 09/25/41 ............ 1,236 1,339,299
FACT SA, Series 2024-1, Class B,
(1-mo. EURIBOR at 0.00% Floor +
1.05%), 3.41%, 09/22/31 ....... 2,400 2,601,364
Golden Ray SA-Compartment 1
Series 1, Class A2, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 3.15%, 12/27/57 .... 3,149 3,411,979
Series 1, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.50%), 3.85%,
12/27/57 ............... 500 540,508
Series 1, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.00%), 4.35%,
12/27/57 ............... 300 320,654
Pony SA Compartment German Auto
Loans
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 3.24%, 01/14/33 .... 1,200 1,295,494
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.20%), 3.59%, 01/14/33 .... 600 650,002
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.65%), 4.04%, 01/14/33 .... 400 432,482
SC Germany SA Compartment
Consumer
Series 2020-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.75%), 4.14%, 11/14/34 ..... 666 723,343
Series 2020-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.50%), 4.89%, 11/14/34 ..... 273 297,640
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.00%), 3.39%, 01/14/38 .... 1,900 2,056,194
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.69%, 01/14/38 .... 11,200 12,110,572
Series 2024-2, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.49%, 05/14/38 .... 3,000 3,263,899
Series 2024-2, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.40%), 3.79%, 05/14/38 .... 2,300 2,495,160
Series 2024-2, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.70%), 4.09%, 05/14/38 .... 1,600 1,733,829
SC Germany SA Compartment Leasing
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 4.39%, 12/14/32 .... 952 1,035,032
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.00%), 5.39%, 12/14/32 .... EUR 865 $ 944,694
TREVA Equipment Finance SA-
Compartment, Series 2024-1, Class
B, (1-mo. EURIBOR at 0.00% Floor
+ 0.90%), 3.26%, 01/20/35 ..... 2,430 2,627,173
47,697,102
Netherlands — 0.1%
(a)(b)
Aurorus BV
Series 2023-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.69%, 08/13/49 .... 3,863 4,192,844
Series 2023-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.10%), 4.49%, 08/13/49 .... 767 835,760
Series 2023-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 5.59%, 08/13/49 .... 1,113 1,220,968
Hill FL
Series 2024-1FL, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.48%, 02/18/32 .... 772 836,767
Series 2024-1FL, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.05%), 4.43%, 02/18/32 .... 869 947,186
Series 2024-1FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
3.20%), 5.58%, 02/18/32 .... 193 212,347
Hill FL BV
Series 2024-2FL, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.72%), 3.10%, 10/18/32 .... 4,300 4,664,989
Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.95%), 4.33%, 10/18/32 .... 500 541,615
Mila BV
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.69%), 3.08%, 09/16/41 .... 6,580 7,128,017
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.34%, 09/16/41 .... 361 389,870
Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.45%), 3.84%, 09/16/41 .... 268 289,681
Series 2024-1, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.00%), 4.39%, 09/16/41 .... 188 203,822
OZLME IV DAC, Series 4X, Class B,
(3-mo. EURIBOR at 1.35% Floor +
1.35%), 4.02%, 07/27/32 ....... 2,890 3,126,265
24,590,131
Portugal — 0.0%
(a)(b)
GAMMA Sociedade de Titularizacao de
Creditos, Series 2, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.90%),
3.42%, 02/25/34 ............ 5,300 5,756,559
TAGUS - Sociedade de Titularizacao
de Creditos SA, Series 2, Class D,
(1-mo. EURIBOR at 0.00% Floor +
2.85%), 5.22%, 09/23/38 ....... 400 421,655

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Portugal (continued)
TAGUS-Sociedade de Titularizacao de
Creditos SA
Series 2, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.80%), 4.15%,
10/27/42 ............... EUR 1,600 $ 1,731,199
Series 2, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.60%), 4.95%,
10/27/42 ............... 700 757,392
Series 2, Class D, (1-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.35%,
10/27/42 ............... 1,400 1,529,547
10,196,352
Singapore — 0.0%
Bayfront Infrastructure Capital Pte.
Ltd.
(a)(b)
Series 2025-1, Class A1, (1-day
SOFR at 0.00% Floor + 1.30%),
5.62%, 04/11/45 .......... USD 3,357 3,357,000
Series 2025-1, Class A1SU, (1-day
SOFR at 0.00% Floor + 1.29%),
5.61%, 04/11/45 .......... 4,020 4,020,000
7,377,000
Spain — 0.1%
(b)
Auto ABS Spanish Loans FT
(a)
Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.85%), 3.21%, 09/28/38 .... EUR 10,365 11,256,826
Series 2024-1, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.30%), 3.66%, 09/28/38 .... 3,804 4,126,047
Autonoria Spain
(a)
Series 2021-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
0.80%), 3.17%, 01/31/39 .... 386 417,867
Series 2021-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
1.05%), 3.42%, 01/31/39 .... 624 672,933
Series 2021-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
1.55%), 3.92%, 01/31/39 .... 268 289,154
Series 2021-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
2.65%), 5.02%, 01/31/39 .... 149 160,290
Series 2021-SP, Class F, (1-mo.
EURIBOR at 0.00% Floor +
3.90%), 6.27%, 01/31/39 .... 59 63,517
Series 2022-SP, Class C, (1-mo.
EURIBOR at 0.00% Floor +
2.80%), 5.17%, 01/27/40 .... 818 903,188
Series 2022-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
4.20%), 6.57%, 01/28/40 .... 205 228,543
Series 2022-SP, Class E, (1-mo.
EURIBOR at 0.00% Floor +
7.00%), 9.37%, 01/29/40 .... 1,176 1,335,330
Autonoria Spain 2023 FT, Series
2023-SP, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.00%), 4.37%,
09/30/41
(a)
................ 1,255 1,372,841
Autonoria Spain FT
(a)
Series 2023-SP, Class A, (1-mo.
EURIBOR at 0.00% Floor +
0.70%), 3.07%, 09/30/41 .... 4,134 4,473,870
Security
Par (000)
Par (000) Value
Spain (continued)
Series 2023-SP, Class B, (1-mo.
EURIBOR at 0.00% Floor +
1.15%), 3.52%, 09/30/41 .... EUR 369 $ 400,247
Series 2023-SP, Class D, (1-mo.
EURIBOR at 0.00% Floor +
2.90%), 5.27%, 09/30/41 .... 443 489,417
FT Santander Consumer Spain Auto
Series 2020-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.95%), 3.41%, 03/21/33
(a)
... 155 167,793
Series 2020-1, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.95%), 4.41%, 03/21/33
(a)
... 47 50,451
Series 2020-1, Class D, 3.50%,
03/21/33 ............... 78 83,226
FTA Consumo Santander
(a)
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.30%), 4.19%,
07/20/38 ............... 4,000 4,336,065
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.65%), 4.53%,
07/20/38 ............... 3,300 3,567,708
34,395,313
Switzerland — 0.0%
Credit Suisse First Boston Mortgage
Securities Corp., Series 2004-CF2,
Class 1B, 6.00%, 01/25/43
(c)(h)
... USD 602 453,937
United Kingdom — 0.7%
Asimi Funding plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average +
1.00%), 5.46%, 09/16/31 .... GBP 1,636 2,114,180
Series 2024-1, Class B, (Sterling
Overnight Index Average +
1.35%), 5.81%, 09/16/31 .... 1,786 2,306,166
Series 2024-1, Class C, (Sterling
Overnight Index Average +
1.95%), 6.41%, 09/16/31 .... 1,654 2,139,776
Cardiff Auto Receivables Securitisation
plc
(a)(b)
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.86%,
08/20/31 ............... 2,918 3,779,326
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.36%,
08/20/31 ............... 5,216 6,753,184
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.60%), 7.06%,
08/20/31 ............... 3,951 5,120,955
Delamare Cards MTN Issuer plc,
Series 2023-1, Class A1, (Sterling
Overnight Index Average at 0.00%
Floor + 0.80%), 5.26%, 04/19/31
(a)(b)
3,454 4,471,435
Dowson plc
(a)(b)
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.71%,
01/20/29 ............... 1,228 1,588,427
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 7.16%,
01/20/29 ............... 725 936,819

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2022-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 8.16%,
08/20/29 ............... GBP 1,202 $ 1,555,868
Series 2022-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 5.25%), 9.71%,
08/20/29 ............... 989 1,280,716
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.71%,
08/20/31 ............... 3,281 4,230,255
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.06%,
08/20/31 ............... 2,490 3,199,935
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 6.81%,
08/20/31 ............... 631 810,854
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.95%), 8.41%,
08/20/31 ............... 1,212 1,558,155
Series 2024-1, Class F, (Sterling
Overnight Index Average at
0.00% Floor + 6.95%), 11.41%,
08/20/31 ............... 1,476 1,897,816
Greene King Finance plc
Series A6,  4.06%, 03/15/35
(b)
... 2,954 3,554,729
Series B1,  (Sterling Overnight
Index Average + 1.92%), 6.38%,
12/15/34
(a)
.............. 2,472 2,794,657
Series B2,  (Sterling Overnight
Index Average + 2.20%), 6.66%,
03/15/36
(a)(b)
............. 100 106,959
Hermitage 2024 plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.36%,
04/21/33 ............... 5,719 7,401,421
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.71%,
04/21/33 ............... 1,708 2,204,334
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.06%,
04/21/33 ............... 1,783 2,301,573
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.90%), 8.36%,
04/21/33 ............... 1,118 1,442,694
Hermitage plc
(a)(b)
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.45%), 6.91%,
09/21/33 ............... 891 1,155,708
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.35%), 6.81%,
04/21/33 ............... 743 965,367
London Cards No. 1 plc, Series 1, Class
B, (Sterling Overnight Index Average
at 0.00% Floor + 3.75%), 8.21%,
05/15/33
(a)(b)
............... 1,425 1,901,945
Security
Par (000)
Par (000) Value
United Kingdom (continued)
London Cards No. 2 plc
(a)(b)
Series 2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.86%,
03/28/34 ............... GBP 1,383 $ 1,804,620
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.96%,
03/28/34 ............... 1,708 2,227,037
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.45%), 7.91%,
03/28/34 ............... 1,784 2,332,373
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.50%), 9.96%,
03/28/34 ............... 2,066 2,763,662
NewDay Funding
(a)(b)
Series 2024-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 5.64%,
03/15/32 ............... 1,910 2,488,996
Series 2024-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 6.11%,
03/15/32 ............... 3,309 4,308,387
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.86%,
03/15/32 ............... 3,128 4,100,762
Newday Funding Master Issuer plc
(a)(b)
Series 2022-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 5.00%), 9.46%,
07/15/30 ............... 3,271 4,273,948
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 7.16%,
11/15/31 ............... 4,377 5,770,140
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.70%), 8.16%,
11/15/31 ............... 5,555 7,428,327
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.86%,
07/15/32 ............... 1,949 2,520,450
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.36%,
07/15/32 ............... 2,323 3,020,384
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.65%), 7.11%,
07/15/32 ............... 4,901 6,392,244
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.76%,
11/15/32 ............... 2,090 2,702,948
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.06%,
11/15/32 ............... 3,087 3,992,326

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2025-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 0.00%,
04/15/33 ............... GBP 4,581 $ 5,917,507
Newday Funding Master Issuer plc-
(a)(b)
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.36%,
07/15/32 ............... 9,773 12,671,766
Series 2025-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 0.00%,
04/15/33 ............... 6,990 9,029,332
Series 2025-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 0.00%,
04/15/33 ............... 2,829 3,654,361
PCL Funding IX plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.36%,
07/16/29 ............... 22,145 28,662,844
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.76%,
07/16/29 ............... 2,320 3,003,408
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.15%), 6.61%,
07/16/29 ............... 150 194,254
PCL Funding VIII plc
(a)(b)
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.18%), 5.64%,
05/15/28 ............... 6,070 7,880,809
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.96%,
05/15/28 ............... 1,125 1,469,871
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.96%,
05/15/28 ............... 712 933,617
Satus plc
(a)(b)
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.36%,
01/17/31 ............... 6,428 8,311,128
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.71%,
01/17/31 ............... 3,139 4,047,918
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 6.51%,
01/17/31 ............... 3,161 4,097,329
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.30%), 7.76%,
01/17/31 ............... 568 733,774
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 5.30%), 9.76%,
01/17/31 ............... 549 710,703
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Tower Bridge Funding plc
(a)(b)
Series 2022-1X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.72%), 5.18%,
12/20/63 ............... GBP 1,979 $ 2,558,305
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 6.70%,
10/20/64 ............... 1,469 1,905,562
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.15%), 7.65%,
10/20/64 ............... 993 1,290,594
Series 2023-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.30%), 8.80%,
10/20/64 ............... 1,116 1,453,610
Trafford Centre Finance Ltd. (The),
Series B2, (Sterling Overnight
Index Average + 0.94%), 5.44%,
07/28/35
(a)(b)
............... 3,400 3,306,399
Unique Pub Finance Co. plc (The)
Series N,  6.46%, 03/30/32
(b)
.... 12,339 16,555,762
Zilch Finance 3 Ltd., (1-day SONIA +
4.00%), 8.46%, 10/26/27
(a)(f)
..... 22,295 28,909,005
270,997,716
United States — 6.5%
510 Loan Acquisition Trust, Series
2020-1, Class A, 8.11%, 09/25/60
(c)(h)
USD 6,108 6,206,526
522 Funding CLO Ltd.
(a)(c)
Series 2018-3A, Class AR, (3-mo.
CME Term SOFR at 1.04% Floor
+ 1.30%), 5.59%, 10/20/31 ... 105 105,305
Series 2018-3A, Class CR, (3-mo.
CME Term SOFR at 2.05% Floor
+ 2.31%), 6.60%, 10/20/31 ... 750 749,346
AccessLex Institute, Series 2007-A,
Class A3, (3-mo. CME Term SOFR
at 0.00% Floor + 0.56%), 4.88%,
05/25/36
(a)
................ 1,182 1,167,983
ACE Securities Corp., Series 2005-
AG1, Class M2, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%),
5.12%, 08/25/35
(a)
........... 1,028 844,595
ACE Securities Corp. Home Equity
Loan Trust
(a)
Series 2007-HE4, Class A2A, (1-mo.
CME Term SOFR at 0.26% Floor
+ 0.37%), 4.69%, 05/25/37 ... 6,923 1,097,013
Series 2007-HE4, Class A2C, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 5.03%, 05/25/37 ... 342 54,803
ACE Securities Manufactured Housing
Loan Trust, Series 2003-MH1, Class
B2, 0.00%, 08/15/30
(c)
........ 1,452 1,350,636
ACREC LLC, Series 2023-FL2, Class
A, (1-mo. CME Term SOFR at 2.23%
Floor + 2.23%), 6.55%, 02/19/38
(a)(c)
8,151 8,169,977
Affirm Asset Securitization Trust, Series
2024-A, Class A, 5.61%, 02/15/29
(c)
7,128 7,175,677
Affirm Master Trust
(c)
Series 2025-1A, Class A, 4.99%,
02/15/33 ............... 30,491 30,649,980
Series 2025-1A, Class B, 5.13%,
02/15/33 ............... 2,389 2,401,115

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Ajax Mortgage Loan Trust
(c)
Series 2017-D, Class B, 0.00%,
12/25/57
(a)
.............. USD 4 $ 1,283
Series 2020-C,  0.00%, 09/25/60
(f)(i)
174 173,837
Series 2020-C, Class C, 0.00%,
09/27/60 ............... 119 107,176
Series 2020-D,  0.00%, 06/25/60
(f)(i)
260 259,934
Series 2021-C, Class A, 5.11%,
01/25/61
(h)
.............. 13,333 13,324,620
Series 2021-C, Class B, 6.72%,
01/25/61
(h)
.............. 6,127 6,059,386
Series 2021-C, Class C, 0.00%,
01/25/61 ............... 14,797 16,949,832
Series 2021-D, Class A, 5.00%,
03/25/60
(h)
.............. 28,337 28,232,413
Series 2021-D, Class B, 4.00%,
03/25/60
(a)
.............. 10,947 11,356,209
Series 2021-D, Class C, 0.00%,
03/25/60
(a)
.............. 15,892 18,519,467
Series 2021-E, Class A1, 1.74%,
12/25/60
(a)
.............. 37,833 32,991,074
Series 2021-E, Class A2, 2.69%,
12/25/60
(a)
.............. 8,637 6,558,827
Series 2021-E, Class B1, 3.73%,
12/25/60
(a)
.............. 5,214 3,352,364
Series 2021-E, Class B3, 3.81%,
12/25/60
(a)
.............. 16,904 5,719,025
Series 2021-E, Class M1, 2.94%,
12/25/60
(a)
.............. 8,544 6,149,981
Series 2021-E, Class SA, 0.00%,
12/25/60
(a)
.............. 80 37,580
Series 2021-E, Class XS, 0.00%,
12/25/60
(a)
.............. 162,352 5,975,181
Series 2021-F, Class A, 4.88%,
06/25/61
(h)
.............. 76,986 76,903,340
Series 2021-F, Class B, 3.75%,
06/25/61
(h)
.............. 24,071 23,701,872
Series 2021-F, Class C, 0.00%,
06/25/61 ............... 36,321 33,657,507
Series 2021-G, Class A, 4.88%,
06/25/61
(a)
.............. 56,180 55,384,324
Series 2021-G, Class B, 3.75%,
06/25/61
(a)
.............. 15,013 15,617,881
Series 2021-G, Class C, 0.00%,
06/25/61 ............... 26,796 26,203,479
Series 2023-B, Class A, 4.25%,
10/25/62
(h)
.............. 24,789 24,201,433
Series 2023-B, Class B, 4.25%,
10/25/62
(h)
.............. 3,314 3,173,382
Series 2023-B, Class C, 0.00%,
10/25/62 ............... 7,556 4,292,437
Series 2023-B, Class SA, 0.00%,
10/25/62
(i)
............... 877 802,656
American Homes 4 Rent Trust, Series
2015-SFR1, Class XS, 0.00%,
04/17/52
(a)(c)
............... 21,570 216
AMSR Trust
(c)
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 4,080 4,006,297
Series 2020-SFR4, Class F, 2.86%,
11/17/37 ............... 4,520 4,445,052
Series 2020-SFR4, Class G2,
4.87%, 11/17/37 .......... 4,542 4,506,612
Series 2021-SFR1, Class F, 3.60%,
06/17/38 ............... 5,128 4,703,317
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SFR2, Class F1, 3.28%,
08/17/38 ............... USD 6,744 $ 6,460,189
Series 2023-SFR2, Class F2, 3.95%,
06/17/40 ............... 5,000 4,354,158
Apidos CLO XVIII-R, Series 2018-18A,
Class A1R2, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%),
5.70%, 01/22/38
(a)(c)
.......... 26,200 26,202,361
Aqua Finance Trust, Series 2021-A,
Class A, 1.54%, 07/17/46
(c)
..... 522 477,002
Arbor Realty Commercial Real Estate
Notes Ltd., Series 2022-FL1, Class
A, (SOFR 30 day Average at 1.45%
Floor + 1.45%), 5.80%, 01/15/37
(a)(c)
363 362,890
Argent Mortgage Loan Trust, Series
2005-W1, Class A2, (1-mo. CME
Term SOFR at 0.48% Floor +
0.59%), 4.91%, 05/25/35
(a)
..... 4,850 3,912,008
Argent Securities Trust
(a)
Series 2006-M1, Class A2C, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.73%, 07/25/36 ... 6,828 1,820,544
Series 2006-W2, Class A2C, (1-mo.
CME Term SOFR at 0.58% Floor
+ 0.69%), 5.01%, 03/25/36 ... 1,823 1,000,854
Arm Master Trust LLC, Series 2021-T1,
Class A, 2.43%, 11/15/27
(c)
..... 387 385,639
Avoca CLO XXVIII DAC, Series 28A,
Class B1R, (3-mo. EURIBOR at
1.85% Floor + 1.85%), 5.03%,
10/15/37
(a)(c)
............... EUR 3,400 3,678,134
BankAmerica Manufactured Housing
Contract Trust
(a)
Series 1997-2, Class B1, 7.07%,
10/10/27 ............... USD 4,500 536,972
Series 1998-2, Class B1, 7.22%,
12/10/25 ............... 8,475 892,328
Bankers Healthcare Group
Securitization Trust, Series 2020-A,
Class C, 5.17%, 09/17/31
(c)
..... 750 748,016
Bayview Financial Revolving Asset
Trust
(a)(c)
Series 2004-B, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.44%, 05/28/39 ... 16,620 13,636,316
Series 2004-B, Class A2, (1-mo.
CME Term SOFR at 1.30% Floor
+ 1.41%), 5.74%, 05/28/39 ... 436 201,414
Series 2005-A, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.44%, 02/28/40 ... 8,202 7,381,817
Series 2005-E, Class A1, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.11%), 5.44%, 12/28/40 ... 367 366,893
BCMSC Trust
(a)
Series 2000-A, Class A2, 7.58%,
06/15/30 ............... 7,777 583,072
Series 2000-A, Class A3, 7.83%,
06/15/30 ............... 7,219 558,858
Series 2000-A, Class A4, 8.29%,
06/15/30 ............... 5,207 426,759
BDS LLC, Series 2024-FL13, Class A,
(1-mo. CME Term SOFR at 1.58%
Floor + 1.58%), 5.89%, 09/19/39
(a)(c)
5,300 5,294,531

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Bear Stearns Asset-Backed Securities
I Trust
(a)
Series 2004-HE7, Class M2, (1-mo.
CME Term SOFR at 1.73% Floor
+ 1.84%), 6.16%, 08/25/34 ... USD 13 $ 12,835
Series 2006-HE1, Class 1M4, (1-mo.
CME Term SOFR at 1.02% Floor
+ 1.13%), 5.45%, 12/25/35 ... 6,273 6,085,288
Series 2006-HE7, Class 1A2, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.77%, 09/25/36 ... 1,602 1,561,504
Series 2006-HE8, Class 1A3, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.95%, 10/25/36 ... 1,439 1,397,443
Series 2007-HE2, Class 1A4, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.75%, 03/25/37 ... 2,574 2,354,371
Series 2007-HE2, Class 22A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.71%, 03/25/37 ... 1,596 1,496,544
Series 2007-HE2, Class 23A, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.71%, 03/25/37 ... 1,746 1,667,518
Series 2007-HE3, Class 1A3, (1-mo.
CME Term SOFR at 0.25% Floor
+ 0.36%), 4.68%, 04/25/37 ... 116 115,082
Series 2007-HE3, Class 1A4, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.78%, 04/25/37 ... 21,820 20,609,350
BHG Securitization Trust
(c)
Series 2021-A, Class A, 1.42%,
11/17/33 ............... 1,185 1,161,768
Series 2021-A, Class B, 2.79%,
11/17/33 ............... 1,995 1,922,878
Series 2021-B, Class C, 2.24%,
10/17/34 ............... 1,600 1,504,910
Series 2022-C, Class B, 5.93%,
10/17/35 ............... 3,084 3,088,517
BRAVO Residential Funding Trust,
Series 2024-CES2, Class A1A,
5.55%, 09/25/54
(c)(h)
.......... 9,063 9,070,988
Brex Commercial Charge Card Master
Trust, Series 2024-1, Class A1,
6.05%, 07/15/27
(c)
........... 6,223 6,287,696
Carlyle Global Market Strategies CLO
Ltd., Series 2013-1A, Class A1RR,
(3-mo. CME Term SOFR at 0.95%
Floor + 1.21%), 5.53%, 08/14/30
(a)(c)
17 17,136
Carrington Mortgage Loan Trust
(a)
Series 2006-NC1, Class M2, (1-mo.
CME Term SOFR at 0.63% Floor
+ 0.74%), 5.06%, 01/25/36 ... 1,620 1,411,478
Series 2006-NC4, Class A3, (1-mo.
CME Term SOFR at 0.16% Floor
and 12.50% Cap + 0.27%),
4.59%, 10/25/36 .......... 695 682,754
Cascade MH Asset Trust, Series 2019-
MH1, Class A, 4.00%, 11/25/44
(a)(c)
14,147 13,369,639
C-BASS Trust, Series 2006-CB7,
Class A4, (1-mo. CME Term SOFR
at 0.32% Floor + 0.43%), 4.75%,
10/25/36
(a)
................ 1,032 681,774
C-BASS TRUST, Series 2006-CB9,
Class A4, (1-mo. CME Term SOFR
at 0.46% Floor + 0.57%), 4.89%,
11/25/36
(a)
................ 625 280,393
Security
Par (000)
Par (000) Value
United States (continued)
CIT Mortgage Loan Trust
(a)(c)
Series 2007-1, Class 1M2, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 7.06%, 10/25/37 ... USD 3,538 $ 3,439,806
Series 2007-1, Class 2M2, (1-mo.
CME Term SOFR at 2.63% Floor
+ 2.74%), 7.06%, 10/25/37 ... 1,803 1,698,953
Citigroup Mortgage Loan Trust
(a)
Series 2007-AHL2, Class A3B, (1-
mo. CME Term SOFR at 0.20%
Floor + 0.31%), 4.63%, 05/25/37 11,302 7,338,966
Series 2007-AHL2, Class A3C, (1-
mo. CME Term SOFR at 0.27%
Floor + 0.38%), 4.70%, 05/25/37 5,134 3,333,004
Series 2007-AHL3, Class A3B, (1-
mo. CME Term SOFR at 0.17%
Floor + 0.28%), 4.60%, 07/25/45 5,377 3,716,616
Series 2007-AMC1, Class A1, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.75%, 12/25/36
(c)
.. 6,377 3,471,839
Coinstar Funding LLC, Series 2017-1A,
Class A2, 5.22%, 04/25/47
(c)
.... 2,768 2,537,271
College Ave Student Loans Trust,
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.75% Floor +
1.75%), 6.09%, 06/25/54
(a)(c)
.... 15,724 16,022,223
College Avenue Student Loans LLC
(c)
Series 2021-A, Class B, 2.32%,
07/25/51 ............... 4,195 3,821,854
Series 2021-A, Class C, 2.92%,
07/25/51 ............... 802 741,468
Series 2021-B, Class B, 2.42%,
06/25/52 ............... 1,327 1,205,097
Series 2021-B, Class C, 2.72%,
06/25/52 ............... 602 555,256
Series 2021-B, Class D, 3.78%,
06/25/52 ............... 144 135,611
Concord Music Royalties LLC, Series
2024-1A, Class A, 5.64%, 10/20/74
(c)
10,367 10,306,130
Conseco Finance Corp.
(a)
Series 1996-10, Class B1, 7.24%,
11/15/28 ............... 1,260 1,282,712
Series 1997-3, Class M1, 7.53%,
03/15/28 ............... 1,261 1,283,784
Series 1997-6, Class M1, 7.21%,
01/15/29 ............... 878 896,203
Series 1998-4, Class M1, 6.83%,
04/01/30 ............... 409 415,655
Series 1998-6, Class M1, 6.63%,
06/01/30 ............... 1,120 1,133,899
Series 1999-5, Class A5, 7.86%,
03/01/30 ............... 2,448 739,037
Series 1999-5, Class A6, 7.50%,
03/01/30 ............... 2,627 757,581
Conseco Finance Securitizations Corp.
Series 2000-1, Class A5, 8.06%,
09/01/29
(a)
.............. 4,152 603,601
Series 2000-4, Class A6, 8.31%,
05/01/32
(a)
.............. 5,128 748,043
Series 2000-5, Class A6, 7.96%,
05/01/31 ............... 6,271 1,306,299
Series 2000-5, Class A7, 8.20%,
05/01/31 ............... 11,418 2,450,227

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Cook Park CLO Ltd., Series 2018-1A,
Class D, (3-mo. CME Term SOFR
at 0.00% Floor + 2.86%), 7.16%,
04/17/30
(a)(c)
............... USD 1,430 $ 1,434,287
Credit-Based Asset Servicing &
Securitization LLC
Series 2006-CB2, Class AF4, 2.99%,
12/25/36
(h)
.............. 955 795,496
Series 2006-MH1, Class B1, 6.75%,
10/25/36
(c)(h)
............. 897 890,356
Series 2006-MH1, Class B2, 6.75%,
10/25/36
(c)(h)
............. 5,709 4,599,887
Series 2006-SL1, Class A2, 6.06%,
09/25/36
(c)(h)
............. 11,537 383,241
Series 2007-CB6, Class A4, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.77%, 07/25/37
(a)(c)
. 1,270 830,339
CSMC Trust, Series 2017-2, Class
CERT, 0.00%, 02/01/47
(c)
...... 1,644 1,443,224
CWABS Asset-Backed Certificates
Trust
(a)
Series 2005-16, Class 1AF, 4.53%,
04/25/36 ............... 5,032 4,426,898
Series 2006-18, Class M1, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.88%, 03/25/37 ... 12,905 13,184,063
Series 2006-22, Class M1, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.78%, 05/25/47 ... 1,568 1,366,755
CWABS Asset-Backed Notes Trust,
Series 2007-SEA2, Class 2A1,
(1-mo. CME Term SOFR at 1.50%
Floor and 11.00% Cap + 1.61%),
5.93%, 06/25/47
(a)(c)
.......... 2,704 2,144,400
CWABS Revolving Home Equity Loan
Trust, Series 2004-U, Class 2A,
(1-mo. CME Term SOFR at 0.27%
Floor and 16.00% Cap + 0.38%),
4.70%, 03/15/34
(a)
........... 139 138,463
CWHEQ Home Equity Loan Trust
Series 2006-S3, Class A4, 5.42%,
01/25/29
(h)
.............. 99 228,391
Series 2006-S5, Class A5, 6.16%,
06/25/35 ............... 186 286,687
CWHEQ Revolving Home Equity Loan
Trust
(a)
Series 2005-B, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
4.61%, 05/15/35 .......... 182 179,966
Series 2006-C, Class 2A, (1-mo.
CME Term SOFR at 0.18% Floor
and 16.00% Cap + 0.29%),
4.61%, 05/15/36 .......... 980 968,565
Series 2006-H, Class 1A, (1-mo.
CME Term SOFR at 0.15% Floor
and 16.00% Cap + 0.26%),
4.58%, 11/15/36 .......... 549 536,179
Series 2006-I, Class 1A, (1-mo.
CME Term SOFR at 0.14% Floor
+ 0.25%), 4.57%, 01/15/37 ... 403 383,757
Diameter Capital CLO 1 Ltd.
(a)(c)
Series 2021-1A, Class A1R, (3-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.69%, 10/15/37 ... 14,750 14,771,712
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-1A, Class DR, (3-mo.
CME Term SOFR at 6.15% Floor
+ 6.15%), 10.45%, 10/15/37 .. USD 5,000 $ 5,017,826
Series 2021-1A, Class SUB, 0.00%,
10/15/37 ............... 6,050 4,707,136
Diameter Capital CLO 3 Ltd., Series
2022-3A, Class A1R, (3-mo. CME
Term SOFR at 1.33% Floor +
1.33%), 5.62%, 01/15/38
(a)(c)
.... 27,750 27,694,808
Eaton Vance CLO Ltd., Series 2014-
1RA, Class A2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.05%, 07/15/30
(a)(c)
.......... 1,750 1,750,778
EDvestinU Private Education Loan
Issue No. 3 LLC, Series 2021-A,
Class B, 3.50%, 11/25/50
(c)
..... 1,660 1,401,293
EDvestinU Private Education Loan
Issue No. 4 LLC, Series 2022-A,
Class A, 5.25%, 11/25/40
(c)
..... 5,181 5,177,235
ELFI Graduate Loan Program LLC,
Series 2020-A, Class B, 2.98%,
08/25/45
(a)(c)
............... 1,539 1,367,626
Elmwood CLO 15 Ltd., Series 2022-2A,
Class E, (3-mo. CME Term SOFR
at 7.25% Floor + 7.25%), 11.54%,
04/22/35
(a)(c)
............... 1,800 1,806,189
Enterprise Fleet Financing LLC, Series
2024-4, Class A4, 4.70%, 06/20/31
(c)
3,040 3,052,685
First Franklin Mortgage Loan Trust
(a)
Series 2004-FFH3, Class M3, (1-mo.
CME Term SOFR at 1.05% Floor
+ 1.16%), 5.48%, 10/25/34 ... 2,818 2,539,949
Series 2006-FF13, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.67%, 10/25/36 ... 4,304 2,779,310
Series 2006-FF13, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.75%, 10/25/36 2,524 1,652,074
Series 2006-FF16, Class 2A4, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.85%, 12/25/36 4,785 1,933,916
FirstKey Homes Trust
(c)
Series 2020-SFR1, Class G, 4.78%,
08/17/37 ............... 6,572 6,523,176
Series 2021-SFR1, Class F1, 3.24%,
08/17/38 ............... 8,036 7,755,482
Series 2022-SFR1, Class E2,
5.00%, 05/19/39 .......... 5,000 4,905,185
Series 2022-SFR2, Class E1,
4.50%, 07/17/39 .......... 4,977 4,846,210
Series 2022-SFR3, Class E2,
3.50%, 07/17/38 .......... 8,285 7,982,030
FNA 8 LLC, Series 2025-1, Class A,
5.62%, 03/15/45
(a)(c)
.......... 18,854 18,854,000
Foundation Finance Trust
(c)
Series 2021-2A, Class A, 2.19%,
01/15/42 ............... 4,534 4,245,439
Series 2023-1A, Class A, 5.67%,
12/15/43 ............... 5,622 5,696,000
Series 2024-1A, Class B, 5.95%,
12/15/49 ............... 1,718 1,760,032
Series 2024-2A, Class B, 4.93%,
03/15/50 ............... 3,092 3,070,767
Series 2025-1A, Class A, 4.95%,
04/15/50 ............... 20,668 20,724,481

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-1A, Class D, 6.09%,
04/15/50 ............... USD 16,235 $ 16,289,202
Fremont Home Loan Trust
(a)
Series 2006-3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.71%, 02/25/37 ... 4,671 3,424,475
Series 2006-3, Class 2A3, (1-mo.
CME Term SOFR at 0.34% Floor
+ 0.45%), 4.77%, 02/25/37 ... 5,179 1,623,149
FS Rialto Issuer LLC
(a)(c)
Series 2024-FL9, Class A, (1-mo.
CME Term SOFR at 1.63% Floor
+ 1.63%), 5.95%, 10/19/39 ... 9,190 9,181,002
Series 2025-FL10, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.70%, 08/19/42 ... 3,240 3,211,451
GAM Resecuritization Trust, Series
2018-B, Class A1, (US Prime Rate
at 0.00% Floor - 2.00%), 5.50%,
08/27/51
(a)(c)
............... 4,441 4,427,943
GoldenTree Loan Management US
CLO 10 Ltd., Series 2021-10A,
Class FR, (3-mo. CME Term SOFR
at 8.00% Floor + 8.00%), 12.29%,
10/20/37
(a)(c)
............... 4,450 4,193,479
GoldenTree Loan Management US
CLO 14 Ltd.
(a)(c)
Series 2022-14A, Class ER, (3-mo.
CME Term SOFR at 5.90% Floor
+ 5.90%), 10.19%, 07/20/37 .. 2,300 2,293,921
Series 2022-14A, Class FR, (3-mo.
CME Term SOFR at 8.40% Floor
+ 8.40%), 12.69%, 07/20/37 .. 2,670 2,611,369
GoldenTree Loan Management US
CLO 15 Ltd., Series 2022-15A,
Class FR, (3-mo. CME Term SOFR
at 7.50% Floor + 7.50%), 11.79%,
10/20/36
(a)(c)
............... 2,500 2,430,752
Goldman Home Improvement Trust
Issuer Trust
(c)
Series 2021-GRN2, Class B, 1.97%,
06/25/51 ............... 3,513 3,399,313
Series 2022-GRN2, Class A, 6.80%,
10/25/52 ............... 3,065 3,140,824
Golub Capital Partners CLO 69M,
Series 2023-69A, Class A, (3-mo.
CME Term SOFR at 2.35% Floor +
2.35%), 6.65%, 11/09/36
(a)(c)
.... 2,500 2,497,331
Golub Capital Partners CLO 71 M,
Series 2024-71A, Class A, (3-mo.
CME Term SOFR at 1.95% Floor +
1.95%), 6.25%, 02/09/37
(a)(c)
.... 28,580 28,547,885
Golub Capital Partners CLO 78M,
Series 2025-78A, Class A1, (3-mo.
CME Term SOFR at 1.38% Floor +
1.38%), 5.69%, 04/21/39
(a)(c)
.... 2,500 2,488,129
GoodLeap Home Improvement
Solutions Trust
(c)
Series 2024-1A, Class A, 5.35%,
10/20/46 ............... 27,271 27,617,682
Series 2025-1A, Class A, 5.38%,
02/20/49 ............... 28,489 28,863,875
Series 2025-1A, Class B, 6.27%,
02/20/49 ............... 1,069 1,081,171
Security
Par (000)
Par (000) Value
United States (continued)
Goodleap Sustainable Home Solutions
Trust, Series 2023-3C, Class A,
6.50%, 07/20/55
(c)
........... USD 4,012 $ 3,930,447
GoodLeap Sustainable Home Solutions
Trust
(c)
Series 2021-3CS, Class A, 2.10%,
05/20/48 ............... 9,599 7,472,904
Series 2022-3CS, Class A, 4.95%,
07/20/49 ............... 2,519 2,293,812
Series 2023-1GS, Class A, 5.52%,
02/22/55 ............... 3,306 3,117,990
Gracie Point International Funding LLC,
Series 2024-1A, Class A, (SOFR90A
at 1.70% Floor + 1.70%), 6.12%,
03/01/28
(a)(c)
............... 14,644 14,669,703
GreenPoint Manufactured Housing,
Series 1999-5, Class M2, 9.23%,
12/15/29
(a)
................ 2,117 2,106,290
GreenSky Home Improvement Issuer
Trust
(c)
Series 2024-2, Class A4, 5.15%,
10/27/59 ............... 6,368 6,384,038
Series 2024-2, Class D, 6.43%,
10/27/59 ............... 2,938 2,972,812
GreenSky Home Improvement Trust
(c)
Series 2024-1, Class A4, 5.67%,
06/25/59 ............... 18,459 18,690,691
Series 2024-1, Class B, 5.87%,
06/25/59 ............... 2,127 2,155,373
Greenwood Park CLO Ltd.
(a)(c)
Series 2018-1A, Class A2, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.27%), 5.57%, 04/15/31 ... 3,735 3,735,414
Series 2018-1A, Class D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 2.76%), 7.06%, 04/15/31 ... 925 925,000
GSAA Home Equity Trust
(a)
Series 2005-14, Class 1A2, (1-mo.
CME Term SOFR at 0.70% Floor
+ 0.81%), 5.13%, 12/25/35 ... 5,333 2,387,436
Series 2006-4, Class 1A1, 4.25%,
03/25/36 ............... 3,509 2,366,939
Series 2006-18, Class AF2A, 5.63%,
11/25/36 ............... 207 59,357
Series 2006-18, Class AF3A, 5.77%,
11/25/36 ............... 2,045 591,840
Series 2007-2, Class AF3, 5.92%,
03/25/37 ............... 1,413 261,812
GSAMP Trust
(a)
Series 2007-H1, Class A1B, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.83%, 01/25/47 ... 2,727 1,355,159
Series 2007-HS1, Class M6, (1-mo.
CME Term SOFR at 3.38% Floor
+ 3.49%), 7.81%, 02/25/47 ... 3,414 3,344,118
Home Efficiency, 0.00%, 12/31/54
(a)(c)(f)
27,005 27,536,620
Home Equity Asset Trust
(a)
Series 2006-3, Class M2, (1-mo.
CME Term SOFR at 0.60% Floor
+ 0.71%), 5.03%, 07/25/36 ... 4,008 3,795,546
Series 2007-1, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.73%, 05/25/37 ... 4,469 4,037,180

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2004-A, Class
M2, (1-mo. CME Term SOFR at
2.03% Floor + 2.14%), 3.94%,
07/25/34
(a)
................ USD 739 $ 717,021
Home Equity Mortgage Trust, Series
2006-2, Class 1A1, 5.87%,
07/25/36
(h)
................ 6,856 659,485
Huntington Bank Auto Credit-Linked
Notes
(a)(c)
Series 2024-1, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.40%), 5.74%, 05/20/32 .... 9,737 9,750,817
Series 2024-2, Class B2, (SOFR 30
day Average at 0.00% Floor +
1.35%), 5.69%, 10/20/32 .... 15,047 15,072,934
Irwin Home Equity Loan Trust, Series
2006-P1, Class 1A, (1-mo. CME
Term SOFR at 0.28% Floor and
13.00% Cap + 0.39%), 4.71%,
12/25/36
(a)(c)
............... 47 46,072
J.P. Morgan Mortgage Acquisition Trust
Series 2006-CW1, Class M1, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.84%, 05/25/36
(a)
.. 1,535 1,511,636
Series 2007-CH1, Class MF1,
4.50%, 11/25/36
(h)
......... 11,339 11,569,382
KeyCorp Student Loan Trust
(a)
Series 2004-A, Class 2D, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.25%), 6.10%, 07/28/42 ... 4,407 4,228,392
Series 2005-A, Class 2C, (3-mo.
CME Term SOFR at 0.00% Floor
+ 1.56%), 5.86%, 12/27/38 ... 7,478 7,313,337
Legacy Mortgage Asset Trust
(c)
Series 2019-SL2, Class A, 3.38%,
02/25/59
(a)
.............. 5,493 5,263,749
Series 2019-SL2, Class B, 0.00%,
02/25/59 ............... 4,669 915,599
Series 2019-SL2, Class M, 4.25%,
02/25/59
(a)
.............. 5,275 4,815,009
Lehman ABS Manufactured Housing
Contract Trust
Series 2001-B, Class M1, 6.63%,
04/15/40
(a)
.............. 3,327 3,358,610
Series 2002-A, Class C, 0.00%,
06/15/33 ............... 443 434,582
Lehman ABS Mortgage Loan Trust,
Series 2007-1, Class 2A1, (1-mo.
CME Term SOFR at 0.09% Floor +
0.20%), 4.52%, 06/25/37
(a)(c)
.... 858 566,334
Lending Funding Trust
(c)
Series 2020-2A, Class B, 3.54%,
04/21/31 ............... 3,340 3,221,844
Series 2020-2A, Class D, 6.77%,
04/21/31 ............... 400 389,758
Lendmark Funding Trust
(c)
Series 2021-2A, Class C, 3.09%,
04/20/32 ............... 5,450 5,020,640
Series 2021-2A, Class D, 4.46%,
04/20/32 ............... 1,420 1,265,000
Series 2022-1A, Class A, 5.12%,
07/20/32 ............... 19,321 19,321,062
Series 2023-1A, Class A, 5.59%,
05/20/33 ............... 13,585 13,615,750
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-1A, Class D, 8.69%,
05/20/33 ............... USD 10,982 $ 11,265,152
Series 2024-1A, Class B, 5.88%,
06/21/32 ............... 3,993 4,089,174
Series 2024-1A, Class C, 6.40%,
06/21/32 ............... 2,283 2,343,689
Series 2024-1A, Class D, 7.21%,
06/21/32 ............... 1,790 1,851,626
Series 2024-2A, Class B, 4.86%,
02/21/34 ............... 2,556 2,523,981
Series 2024-2A, Class C, 5.25%,
02/21/34 ............... 788 782,999
Series 2024-2A, Class D, 5.69%,
02/21/34 ............... 2,776 2,777,371
Loanpal Solar Loan Ltd., Series 2020-
3GS, Class A, 2.47%, 12/20/47
(c)
. 15,914 12,730,758
Long Beach Mortgage Loan Trust
(a)
Series 2006-2, Class 1A, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.79%, 03/25/46 ... —
(g)
2
Series 2006-5, Class 2A3, (1-mo.
CME Term SOFR at 0.30% Floor
+ 0.41%), 4.73%, 06/25/36 ... 7,868 3,666,042
Series 2006-7, Class 2A3, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.43%), 4.75%, 08/25/36 ... 17,702 6,983,971
Long Point Park CLO Ltd., Series 2017-
1A, Class A2, (3-mo. CME Term
SOFR at 0.26% Floor + 1.64%),
5.94%, 01/17/30
(a)(c)
.......... 3,750 3,750,938
Lyra Music Assets Delaware LP,
Series 2024-2A, Class A2, 5.76%,
12/22/64
(c)
................ 16,446 16,604,335
Mariner Finance issuance Trust
(c)
Series 2024-BA, Class A, 4.91%,
11/20/38 ............... 19,703 19,825,460
Series 2024-BA, Class E, 8.80%,
11/20/38 ............... 19,480 20,131,548
Mariner Finance Issuance Trust
(c)
Series 2020-AA, Class C, 4.10%,
08/21/34 ............... 752 751,587
Series 2020-AA, Class D, 5.75%,
08/21/34 ............... 3,350 3,350,327
Series 2021-AA, Class C, 2.96%,
03/20/36 ............... 1,190 1,127,485
Series 2021-AA, Class D, 3.83%,
03/20/36 ............... 1,180 1,121,730
Series 2021-AA, Class E, 5.40%,
03/20/36 ............... 5,040 4,800,722
Series 2021-BA, Class D, 3.42%,
11/20/36 ............... 1,130 1,062,891
Series 2021-BA, Class E, 4.68%,
11/20/36 ............... 2,520 2,314,740
Series 2023-AA, Class D, 8.85%,
10/22/35 ............... 12,900 13,330,959
Series 2024-AA, Class A, 5.13%,
09/22/36 ............... 11,386 11,524,136
Series 2024-AA, Class D, 6.77%,
09/22/36 ............... 603 618,791
Series 2024-AA, Class E, 9.02%,
09/22/36 ............... 2,472 2,559,819
Series 2024-BA, Class D, 6.36%,
11/20/38 ............... 2,969 3,039,821

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MASTR Asset-Backed Securities Trust
(a)
Series 2006-AM2, Class A4, (1-mo.
CME Term SOFR at 0.52% Floor
+ 0.63%), 4.95%, 06/25/36
(c)
.. USD 2,854 $ 2,640,521
Series 2007-HE1, Class A4, (1-mo.
CME Term SOFR at 0.56% Floor
+ 0.67%), 4.99%, 05/25/37 ... 5,000 4,214,254
MASTR Specialized Loan Trust, Series
2006-3, Class A, (1-mo. CME Term
SOFR at 0.52% Floor + 0.63%),
4.95%, 06/25/46
(a)(c)
.......... 606 591,227
Merrill Lynch First Franklin Mortgage
Loan Trust
(a)
Series 2007-2, Class A2C, (1-mo.
CME Term SOFR at 0.48% Floor
+ 0.59%), 4.91%, 05/25/37 ... 2,042 1,401,958
Series 2007-H1, Class 1A2, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 7.93%, 10/25/37 ... 3,382 3,173,886
Merrill Lynch Mortgage Investors Trust
(a)
Series 2006-OPT1, Class M1, (1-
mo. CME Term SOFR at 0.39%
Floor + 0.50%), 4.82%, 08/25/37 1,126 998,409
Series 2006-RM3, Class A2B, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 4.61%, 06/25/37 ... 2,704 567,929
MF1 LLC, Series 2023-FL12, Class A,
(1-mo. CME Term SOFR at 2.07%
Floor + 2.07%), 6.38%, 10/19/38
(a)(c)
4,192 4,195,804
MF1 Multifamily Housing Mortgage
Loan Trust
(a)(c)
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 6.95%, 09/17/37 ... 4,358 4,355,328
Series 2024-FL14, Class A, (1-mo.
CME Term SOFR at 1.74% Floor
+ 1.74%), 6.05%, 03/19/39 ... 3,340 3,344,366
Mill City Solar Loan Ltd.
(c)
Series 2019-1A, Class A, 4.34%,
03/20/43 ............... 8,272 7,450,720
Series 2019-2GS, Class A, 3.69%,
07/20/43 ............... 14,200 12,754,499
Morgan Stanley ABS Capital I, Inc.
Trust
(a)
Series 2005-HE5, Class M4, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.98%), 5.30%, 09/25/35 ... 7,681 6,355,521
Series 2007-SEA1, Class 2A1,
(1-mo. CME Term SOFR at
3.80% Floor + 3.91%), 8.23%,
02/25/47
(c)
.............. 648 607,018
Morgan Stanley Home Equity Loan
Trust, Series 2006-3, Class A3,
(1-mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.75%, 04/25/36
(a)
2,159 1,499,457
Morgan Stanley Mortgage Loan Trust
Series 2006-12XS, Class A4, 6.51%,
10/25/36
(h)
.............. 3,521 784,454
Series 2006-12XS, Class A6A,
6.23%, 10/25/36
(h)
......... 1,355 372,578
Series 2006-16AX, Class 2A3,
(1-mo. CME Term SOFR at
0.50% Floor + 0.61%), 4.93%,
11/25/36
(a)
.............. 1,899 545,733
Security
Par (000)
Par (000) Value
United States (continued)
Mosaic Solar Loan Trust
(c)
Series 2018-2GS, Class A, 4.20%,
02/22/44 ............... USD 7,271 $ 6,683,121
Series 2018-2GS, Class C, 5.97%,
02/22/44 ............... 1,729 1,515,940
Series 2019-1A, Class A, 4.37%,
12/21/43 ............... 10,665 9,934,126
Series 2023-1A, Class A, 5.32%,
06/20/53 ............... 2,588 2,511,843
Nationstar Home Equity Loan Trust,
Series 2007-B, Class M1, (1-mo.
CME Term SOFR at 0.62% Floor +
0.73%), 5.05%, 04/25/37
(a)
..... 5,455 5,193,375
Navient Private Education Loan Trust
(c)
Series 2014-AA, Class B, 3.50%,
08/15/44 ............... 14,970 14,640,964
Series 2015-AA, Class B, 3.50%,
12/15/44 ............... 10,722 10,358,301
Navient Private Education Refi Loan
Trust
(c)
Series 2019-CA, Class A2, 3.13%,
02/15/68 ............... 89 86,852
Series 2020-FA, Class B, 2.69%,
07/15/69 ............... 4,310 3,627,559
Series 2021-DA, Class A, (US Prime
Rate at 0.00% Floor - 1.99%),
5.51%, 04/15/60
(a)
......... 4,898 4,910,299
Series 2021-DA, Class B, 2.61%,
04/15/60 ............... 1,625 1,442,977
Series 2021-DA, Class C, 3.48%,
04/15/60 ............... 4,231 3,946,564
Series 2023-A, Class A, 5.51%,
10/15/71 ............... 14,841 15,096,390
Series 2024-A, Class A, 5.66%,
10/15/72 ............... 27,772 28,258,354
Nelnet Student Loan Trust
(c)
Series 2021-A, Class B1, 2.85%,
04/20/62 ............... 4,023 3,528,123
Series 2021-A, Class B2, 2.85%,
04/20/62 ............... 41,500 36,226,761
Series 2021-A, Class C, 3.75%,
04/20/62 ............... 3,133 2,711,771
Series 2021-A, Class D, 4.93%,
04/20/62 ............... 4,268 3,833,695
Series 2021-BA, Class B, 2.68%,
04/20/62 ............... 24,341 21,289,242
Series 2021-BA, Class C, 3.57%,
04/20/62 ............... 1,556 1,350,581
Series 2021-BA, Class D, 4.75%,
04/20/62 ............... 2,780 2,464,341
Series 2021-CA, Class B, 2.53%,
04/20/62 ............... 23,450 20,151,839
Series 2021-CA, Class C, 3.36%,
04/20/62 ............... 1,230 1,054,613
Series 2021-CA, Class D, 4.44%,
04/20/62 ............... 1,880 1,640,937
Series 2021-DA, Class B, 2.90%,
04/20/62 ............... 16,396 14,380,948
Series 2021-DA, Class C, 3.50%,
04/20/62 ............... 2,110 1,807,729
Series 2021-DA, Class D, 4.38%,
04/20/62 ............... 651 558,451
Series 2023-PL1A, Class A1A,
(SOFR 30 day Average at
0.00% Floor + 2.25%), 6.59%,
11/25/53
(a)
.............. 6,264 6,367,917

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2025-AA, Class A1B, (SOFR
30 day Average at 0.00% Floor +
1.10%), 5.43%, 03/15/57
(a)
... USD 31,031 $ 30,838,908
New Century Home Equity Loan Trust,
Series 2005-C, Class M2, (1-mo.
CME Term SOFR at 0.68% Floor +
0.79%), 5.11%, 12/25/35
(a)
...... 3,948 3,350,471
New Residential Mortgage Loan Trust
(c)
Series 2022-SFR1, Class F, 4.44%,
02/17/39 ............... 1,341 1,281,113
Series 2022-SFR2, Class F, 4.00%,
09/04/39 ............... 6,607 6,116,362
Nomura Asset Acceptance Corp.
Alternative Loan Trust, Series 2006-
S5, Class A1, (1-mo. CME Term
SOFR at 0.40% Floor + 0.51%),
4.83%, 10/25/36
(a)(c)
.......... 71 87,050
NYMT Trust, Series 2024-RR1, Class A,
7.37%, 05/25/64
(c)(h)
.......... 13,667 13,569,675
Oakwood Mortgage Investors, Inc.
(a)
Series 2001-D, Class A2, 5.26%,
01/15/19 ............... 1,424 522,806
Series 2001-D, Class A4, 6.93%,
09/15/31 ............... 1,165 514,544
OneMain Direct Auto Receivables Trust,
Series 2025-1A, Class D, 6.10%,
07/14/37
(c)
................ 3,016 3,092,348
OneMain Financial Issuance Trust
(c)
Series 2019-2A, Class D, 4.05%,
10/14/36 ............... 10,070 9,567,896
Series 2020-2A, Class D, 3.45%,
09/14/35 ............... 10,930 10,398,360
Series 2021-1A, Class C, 2.22%,
06/16/36 ............... 800 739,379
Series 2022-2A, Class B, 5.24%,
10/14/34 ............... 8,724 8,747,795
Series 2023-1A, Class D, 7.49%,
06/14/38 ............... 12,005 12,872,438
Series 2023-2A, Class D, 7.52%,
09/15/36 ............... 25,921 27,187,428
Series 2024-1A, Class A, 5.79%,
05/14/41 ............... 33,293 34,658,905
Option One Mortgage Loan Trust
Series 2005-4, Class M3, (1-mo.
CME Term SOFR at 0.74% Floor
+ 0.85%), 5.17%, 11/25/35
(a)
.. 6,618 5,632,054
Series 2007-CP1, Class 2A3, (1-mo.
CME Term SOFR at 0.21% Floor
+ 0.32%), 4.64%, 03/25/37
(a)
.. 6,755 5,781,010
Series 2007-FXD1, Class 1A1,
5.87%, 01/25/37
(h)
......... 13,538 11,527,562
Series 2007-FXD1, Class 2A1,
5.87%, 01/25/37
(h)
......... 11,231 9,627,754
Series 2007-FXD1, Class 3A4,
5.86%, 01/25/37
(h)
......... 584 567,831
Origen Manufactured Housing Contract
Trust
(a)
Series 2001-A, Class M1, 7.82%,
03/15/32 ............... 2,124 2,121,267
Series 2007-B, Class A1, (1M Sofr
FWD at 1.20% Floor and 18.00%
Cap + 1.20%), 6.16%, 10/15/37
(c)
527 522,762
Owl Rock CLO VII LLC, Series 2022-
7A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%),
5.72%, 04/20/38
(a)(c)(f)
......... 8,000 8,000,000
Security
Par (000)
Par (000) Value
United States (continued)
Owl Rock CLO XI LLC, Series 2023-
11A, Class A1F, 6.10%, 05/15/35
(c)
USD 5,000 $ 4,970,929
Owl Rock CLO XII LLC, Series 2023-
12A, Class A1B, 6.37%, 07/20/34
(c)
9,000 8,957,042
Owl Rock CLO XVIII LLC, Series 2024-
18A, Class A, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%),
6.00%, 07/24/36
(a)(c)
.......... 3,975 3,974,826
Ownit Mortgage Loan Trust, Series
2006-2, Class A2C, 6.50%,
01/25/37
(h)
................ 4,173 3,810,761
Pagaya AI Debt Selection Trust, Series
2021-2, Class NOTE, 3.00%,
01/25/29
(c)
................ 416 411,161
Pagaya AI Technology in Housing Trust,
Series 2023-1, Class F, 3.60%,
10/25/40
(c)
................ 6,577 5,323,123
Palmer Square Loan Funding Ltd.
(a)(c)
Series 2023-2A, Class A1, (3-mo.
CME Term SOFR at 1.45% Floor
+ 1.45%), 5.75%, 01/25/32 ... 1,012 1,011,604
Series 2025-1A, Class C, (3-mo.
CME Term SOFR at 2.25% Floor
+ 2.25%), 6.55%, 02/15/33 ... 2,000 2,000,000
Series 2025-1A, Class D, (3-mo.
CME Term SOFR at 4.10% Floor
+ 4.10%), 8.40%, 02/15/33 ... 4,000 4,000,000
Pennantpark CLO IX LLC, Series 2024-
9A, Class A1, (3-mo. CME Term
SOFR at 1.98% Floor + 1.98%),
6.27%, 04/20/37
(a)(c)
.......... 9,000 9,015,701
PennantPark CLO VI LLC, Series
2023-6A, Class A, (3-mo. CME Term
SOFR at 2.68% Floor + 2.68%),
6.97%, 04/22/35
(a)(c)
.......... 8,500 8,508,940
PennantPark CLO VII LLC, Series
2023-7A, Class A1B, 6.55%,
07/20/35
(c)
................ 7,000 6,932,322
Pennantpark CLO VIII LLC, Series
2024-8A, Class A1, (3-mo. CME
Term SOFR at 2.30% Floor +
2.30%), 6.59%, 04/18/36
(a)(c)
.... 13,000 12,984,893
PFS Financing Corp., 5.54%, 10/16/28
(c)
(f)
....................... 25,000 25,092,500
PPM CLO 6-R Ltd.
(a)(c)
Series 2022-6RA, Class C1R, (3-mo.
CME Term SOFR at 3.45% Floor
+ 3.45%), 7.74%, 01/20/37 ... 2,110 2,117,736
Series 2022-6RA, Class DR, (3-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.94%, 01/20/37 ... 1,690 1,701,831
PRET LLC
(c)
Series 2021-RN4, Class A1, 5.49%,
10/25/51
(a)
.............. 8,710 8,700,637
Series 2024-NPL4, Class A1, 7.00%,
07/25/54
(h)
.............. 12,859 12,863,274
Series 2024-NPL5, Class A1, 5.96%,
09/25/54
(h)
.............. 10,119 10,109,682
Progress Residential Trust
(c)
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 1,521 1,408,242
Series 2021-SFR10, Class F, 4.61%,
12/17/40 ............... 6,139 5,816,690
Series 2021-SFR2, Class F, 3.40%,
04/19/38 ............... 10,966 10,909,559

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-SFR3, Class F, 3.44%,
05/17/26 ............... USD 12,190 $ 11,926,739
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 15,230 14,704,605
Series 2021-SFR5, Class F, 3.16%,
07/17/38 ............... 3,192 3,067,147
Series 2021-SFR6, Class F, 3.42%,
07/17/38 ............... 6,423 6,247,395
Series 2021-SFR9, Class F, 4.05%,
11/17/40 ............... 2,637 2,512,390
Series 2022-SFR1, Class F, 4.88%,
02/17/41 ............... 5,383 5,155,680
Series 2022-SFR1, Class G, 5.52%,
02/17/41 ............... 5,383 5,237,232
Series 2022-SFR3, Class E1,
5.20%, 04/17/39 .......... 4,500 4,418,302
Series 2022-SFR5, Class E1,
6.62%, 06/17/39 .......... 4,054 4,102,498
Series 2023-SFR2, Class E1,
4.75%, 10/17/40 .......... 2,773 2,616,564
Series 2024-SFR2, Class E1,
3.40%, 04/17/41
(a)
......... 3,875 3,495,523
Series 2024-SFR2, Class E2,
3.65%, 04/17/41
(a)
......... 1,988 1,778,206
RAMP Series Trust, Series 2004-RS7,
Class A2A, (1M Sofr FWD at 0.62%
Floor and 14.00% Cap + 0.62%),
5.05%, 07/25/34
(a)
........... 1,970 1,551,607
RASC Trust, Series 2006-EMX9, Class
1A4, (1-mo. CME Term SOFR at
0.24% Floor and 14.00% Cap +
0.35%), 4.91%, 11/25/36
(a)
...... 2,500 2,032,459
RCO VII Mortgage LLC, Series 2024-1,
Class A1, 7.02%, 01/25/29
(c)(h)
... 9,905 9,932,198
Ready Capital Mortgage Financing LLC,
Series 2023-FL11, Class A, (1-mo.
CME Term SOFR at 2.37% Floor +
2.37%), 6.69%, 10/25/39
(a)(c)
.... 5,505 5,485,965
Redwood Funding Trust, Series 2023-1,
Class A, 7.50%, 07/25/59
(c)(h)
.... 796 798,200
Regional Management Issuance Trust
(c)
Series 2021-1, Class A, 1.68%,
03/17/31 ............... 309 307,149
Series 2021-1, Class C, 3.04%,
03/17/31 ............... 2,500 2,453,124
Series 2021-2, Class A, 1.90%,
08/15/33 ............... 2,361 2,226,379
Series 2021-2, Class B, 2.35%,
08/15/33 ............... 560 512,281
Series 2021-2, Class C, 3.23%,
08/15/33 ............... 1,339 1,232,055
Series 2021-3, Class A, 3.88%,
10/17/33
(f)
.............. 43,330 41,163,500
Series 2022-1, Class A, 3.07%,
03/15/32 ............... 8,857 8,757,848
Series 2022-1, Class B, 3.71%,
03/15/32 ............... 1,698 1,658,074
Series 2022-1, Class C, 4.46%,
03/15/32 ............... 1,117 1,087,846
Series 2022-1, Class D, 6.72%,
03/15/32 ............... 3,555 3,509,423
Series 2024-1, Class D, 7.46%,
07/15/36 ............... 2,239 2,321,809
Series 2024-2, Class A, 5.11%,
12/15/33 ............... 3,687 3,702,878
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-2, Class D, 6.33%,
12/15/33 ............... USD 538 $ 538,167
Republic Finance Issuance Trust
(c)
Series 2021-A, Class A, 2.30%,
12/22/31 ............... 16,489 16,321,697
Series 2021-A, Class B, 2.80%,
12/22/31 ............... 5,960 5,795,579
Series 2021-A, Class C, 3.53%,
12/22/31 ............... 4,340 4,199,829
Series 2021-A, Class D, 5.23%,
12/22/31 ............... 2,860 2,748,986
Series 2024-A, Class B, 6.47%,
08/20/32 ............... 1,393 1,424,382
Series 2024-A, Class C, 7.28%,
08/20/32 ............... 685 701,636
Series 2024-A, Class D, 9.49%,
08/20/32 ............... 2,799 2,847,121
Series 2024-B, Class A, 5.42%,
11/20/37 ............... 20,532 20,766,223
Series 2024-B, Class B, 5.86%,
11/20/37 ............... 7,249 7,338,044
Saxon Asset Securities Trust
Series 2004-2, Class MF5, 3.65%,
08/25/35
(h)
.............. 829 621,829
Series 2007-1, Class M1, (1-mo.
CME Term SOFR at 0.29% Floor
+ 0.40%), 4.72%, 01/25/47
(a)
.. 6,012 5,854,411
Securitized Asset-Backed Receivables
LLC Trust
(a)
Series 2006-OP1, Class M6, (1-mo.
CME Term SOFR at 1.01% Floor
+ 1.12%), 5.44%, 10/25/35 ... 570 447,173
Series 2007-BR1, Class A2A, (1-mo.
CME Term SOFR at 0.22% Floor
+ 0.33%), 4.65%, 02/25/37 ... 641 268,376
Series 2007-BR1, Class A2B, (1-mo.
CME Term SOFR at 0.54% Floor
+ 0.65%), 4.97%, 02/25/37 ... 6,828 2,859,207
Series 2007-NC2, Class A2C, (1-mo.
CME Term SOFR at 0.44% Floor
+ 0.55%), 4.87%, 01/25/37 ... 1,092 790,614
Service Experts Issuer LLC
(c)
Series 2021-1A, Class A, 2.67%,
02/02/32 ............... 5,321 5,162,091
Series 2024-1A, Class A, 6.39%,
11/20/35 ............... 7,275 7,384,113
Sesac Finance LLC
(c)
Series 2019-1, Class A2, 5.22%,
07/25/49 ............... 33,679 33,335,539
Series 2024-1, Class A2, 6.42%,
01/25/54 ............... 2,410 2,434,113
SG Mortgage Securities Trust
(a)
Series 2006-FRE2, Class A2C, (1-
mo. CME Term SOFR at 0.32%
Floor + 0.43%), 4.75%, 07/25/36 2,302 473,191
Series 2006-OPT2, Class A3D, (1-
mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.85%, 10/25/36 4,623 3,466,660
SLM Private Education Loan Trust,
Series 2010-C, Class A5, (1-mo.
CME Term SOFR at 0.00% Floor +
4.86%), 9.18%, 10/15/41
(a)(c)
.... 16,503 17,353,578
SMB Private Education Loan Trust
(c)
Series 2015-B, Class B, 3.50%,
12/17/40 ............... 3,379 3,353,389

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-C, Class B, 3.50%,
09/15/43 ............... USD 1,814 $ 1,800,180
Series 2020-A, Class B, 3.00%,
08/15/45 ............... 5,930 5,449,930
Series 2020-PTA, Class C, 3.20%,
09/15/54 ............... 4,455 3,933,094
Series 2021-A, Class C, 2.99%,
01/15/53 ............... 13,431 11,594,773
Series 2021-C, Class C, 3.00%,
01/15/53 ............... 770 684,882
Series 2024-A, Class A1A, 5.24%,
03/15/56 ............... 5,948 6,005,237
Series 2024-A, Class A1B, (SOFR
30 day Average at 1.45% Floor +
1.45%), 5.80%, 03/15/56
(a)
... 57,659 57,911,395
Series 2024-A, Class B, 5.88%,
03/15/56 ............... 7,329 7,495,972
Series 2024-C, Class A1B, (SOFR
30 day Average at 1.10% Floor +
1.10%), 5.45%, 06/17/52
(a)
... 7,430 7,430,250
SoFi Consumer Loan Program Trust
(c)
Series 2025-1, Class A, 4.80%,
02/27/34 ............... 59,959 59,989,885
Series 2025-1, Class B, 5.12%,
02/27/34 ............... 3,660 3,687,490
SoFi Personal Loan Trust
(c)
  0.00%, 10/15/30
(i)
........... 351 16,319,065
Series 2023-1A, Class A, 6.00%,
11/12/30 ............... 11,691 11,834,770
Series 2024-1A, Class A, 6.06%,
02/12/31 ............... 13,378 13,479,461
SoFi Professional Loan Program LLC,
Series 2018-A, Class B, 3.61%,
02/25/42
(c)
................ 1,014 974,235
SoFi Professional Loan Program Trust
(c)
Series 2018-B, Class BFX, 3.83%,
08/25/47 ............... 538 518,073
Series 2018-D, Class BFX, 4.14%,
02/25/48 ............... 273 262,410
Series 2020-A, Class BFX, 3.12%,
05/15/46 ............... 789 669,507
Soundview Home Loan Trust
(a)
Series 2004-WMC1, Class M2, (1-
mo. CME Term SOFR at 0.80%
Floor + 0.91%), 5.23%, 01/25/35 93 77,745
Series 2005-OPT3, Class M4, (1-
mo. CME Term SOFR at 1.02%
Floor + 1.13%), 5.45%, 11/25/35 69 54,369
Series 2007-NS1, Class M1, (1-mo.
CME Term SOFR at 0.53% Floor
+ 0.64%), 4.96%, 01/25/37 ... 1,081 1,031,181
Splitrock Services, Inc., 0.00%,
02/12/31
(c)
................ 304 8,915,004
SpringCastle America Funding LLC
(c)
Series 2020-AA, Class A, 1.97%,
09/25/37 ............... 5,130 4,782,638
Series 2020-AA, Class B, 2.66%,
09/25/37 ............... 19,740 15,727,037
STAR Trust, Series 2021-SFR1, Class
F, (1-mo. CME Term SOFR at 2.51%
Floor + 2.51%), 6.83%, 04/17/38
(a)(c)
1,870 1,845,458
Structured Asset Securities Corp.
Mortgage Loan Trust, Series 2007-
GEL2, Class M1, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%),
5.48%, 05/25/37
(a)(c)
.......... 4,002 3,140,628
Security
Par (000)
Par (000) Value
United States (continued)
Subway Funding LLC, Series 2024-1A,
Class A2II, 6.27%, 07/30/54
(c)
... USD 11,146 $ 11,309,009
Sunrun Xanadu Issuer LLC, Series
2019-1A, Class A, 3.98%, 06/30/54
(c)
7,737 7,194,473
Terwin Mortgage Trust TMTS, Series
2005-10HE, Class M5, (1-mo.
CME Term SOFR at 1.02% Floor +
1.13%), 5.45%, 06/25/36
(a)
..... 711 633,443
Tricon American Homes Trust, Series
2020-SFR1, Class F, 4.88%,
07/17/38
(c)
................ 7,772 7,725,673
Upstart Pass-Through Trust, Series
2020-ST6, Class A, 3.00%,
01/20/27
(c)
................ 54 53,801
VOLT CVI LLC, Series 2021-NP12,
Class A1, 5.73%, 12/26/51
(c)(h)
... 13,337 13,322,695
Washington Mutual Asset-Backed
CertificatesTrust
(a)
Series 2006-HE4, Class 2A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.79%, 09/25/36 ... 12,003 3,030,005
Series 2006-HE5, Class 1A, (1-mo.
CME Term SOFR at 0.31% Floor
+ 0.42%), 4.64%, 10/25/36 ... 3,451 2,594,532
Woodmont Trust, Series 2022-9A,
Class A1R, (3-mo. CME Term SOFR
at 1.70% Floor + 1.70%), 6.00%,
10/25/36
(a)(c)
............... 16,900 16,870,270
Yale Mortgage Loan Trust, Series 2007-
1, Class A, (1-mo. CME Term SOFR
at 0.40% Floor + 0.51%), 4.83%,
06/25/37
(a)(c)
............... 5,315 1,657,458
2,692,940,998
Total Asset-Backed Securities — 14.6%
(Cost: $6,234,248,783) ........................... 6,049,932,618
Shares
Shares
Common Stocks
Australia — 0.0%
BHP Group Ltd. ............... 20,156 489,048
Fortescue Ltd. ................ 47,662 461,322
IREN Ltd.
(e)(j)
................. 632,994 3,854,933
4,805,303
Belgium — 0.0%
Azelis Group NV .............. 80,658 1,417,277
Brazil — 0.0%
MercadoLibre, Inc.
(e)
............ 501 977,386
Cambodia — 0.0%
NagaCorp Ltd.
(e)
.............. 1,336,000 585,722
Canada — 0.1%
Algoma Steel Group, Inc. ........ 1,251,408 6,782,632
Cameco Corp. ................ 269,000 11,072,040
Intact Financial Corp. ........... 2,689 549,385
Lionsgate Studios Corp.
(e)
........ 340,953 2,546,919
Manulife Financial Corp. ......... 17,461 544,075
21,495,051
Chile — 0.0%
Wom New Holdco
(e)(f)
........... 82,839 2,402,331

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
China — 0.0%
Alibaba Group Holding Ltd. ....... 6,029 $ 99,756
Alibaba Group Holding Ltd. , ADR ... 75,535 9,987,993
Baidu, Inc. , ADR, Class A
(e)
....... 16,409 1,510,120
BYD Co. Ltd. , Class H .......... 124,470 6,302,728
PDD Holdings, Inc. , ADR
(e)
....... 820 97,047
Tencent Holdings Ltd. ........... 1,550 99,039
Trip.com Group Ltd. , ADR ........ 691 43,934
18,140,617
Colombia — 0.0%
Bancolombia SA , ADR .......... 16,137 648,707
Czech Republic — 0.0%
Komercni Banka A/S ........... 18,553 899,452
Moneta Money Bank A/S
(b)(c)
...... 95,931 608,442
1,507,894
Finland — 0.0%
Kone OYJ , Class B ............ 8,663 477,987
France — 0.0%
Arkema SA .................. 100,754 7,714,851
Casino Guichard Perrachon SA
(e)
... 22,622 14,816
Danone SA .................. 6,819 521,553
LVMH Moet Hennessy Louis Vuitton SE 6,060 3,752,829
Orange SA .................. 40,671 526,858
Publicis Groupe SA ............ 4,917 463,912
12,994,819
Georgia — 0.0%
Lion Finance Group plc .......... 6,037 425,787
Germany — 0.1%
adidas AG .................. 1,910 450,494
ADLER Group SA
(e)(f)
........... 5,755,512 62
BASF SE ................... 87,323 4,377,402
Covestro AG
(e)
................ 134,578 8,643,840
Evonik Industries AG ........... 421,768 9,143,507
Gerresheimer AG .............. 99,082 7,545,974
Infineon Technologies AG ........ 13,217 440,588
LANXESS AG ................ 151,305 4,602,543
Rheinmetall AG ............... 36 51,513
Siemens AG (Registered) ........ 2,119 489,375
TUI AG
(e)
................... 465,966 3,214,412
38,959,710
Greece — 0.0%
Athens International Airport SA ..... 101,089 995,296
OPAP SA , Class R ............. 25,559 507,752
1,503,048
Hungary — 0.0%
OTP Bank Nyrt. ............... 23,425 1,576,079
India — 0.0%
Axis Bank Ltd. ................ 15,276 195,952
Eicher Motors Ltd. ............. 3,578 223,209
GAIL India Ltd. ............... 120,501 256,737
Hindustan Petroleum Corp. Ltd. .... 27,400 114,694
ICICI Bank Ltd. ............... 10,740 168,812
JSW Energy Ltd. .............. 18,168 113,879
ReNew Energy Global plc , Class A
(e)
. 536,000 3,157,040
Tata Consultancy Services Ltd. .... 8,551 359,711
Zomato Ltd.
(e)
................ 370,000 869,164
5,459,198
Indonesia — 0.0%
Astra International Tbk. PT ....... 2,515,200 744,373
Bank Central Asia Tbk. PT ........ 1,123,100 576,470
Security
Shares
Shares Value
Indonesia (continued)
Bank Mandiri Persero Tbk. PT
(e)
.... 2,349,600 $ 729,404
Bank Syariah Indonesia Tbk. PT .... 1,645,000 230,532
Ciputra Development Tbk. PT ..... 8,160,500 366,925
Mitra Adiperkasa Tbk. PT ........ 4,787,500 389,159
Telkom Indonesia Persero Tbk. PT .. 7,349,500 1,067,366
4,104,229
Italy — 0.1%
Intesa Sanpaolo SpA ........... 810,076 4,174,865
Prysmian SpA ................ 180,274 9,923,543
UniCredit SpA ................ 101,247 5,683,212
Wizz Air Holdings plc
(b)(c)(e)
........ 61,467 1,186,109
20,967,729
Japan — 0.1%
ANA Holdings, Inc. ............. 55,800 1,029,998
Aoyama Trading Co. Ltd. ......... 76,100 1,036,236
Doutor Nichires Holdings Co. Ltd. ... 66,900 1,085,306
Food & Life Cos. Ltd. ........... 40,000 1,195,705
Hiday Hidaka Corp. ............ 56,900 1,049,012
Marui Group Co. Ltd. ........... 61,500 1,118,254
Rakuten Group, Inc.
(e)
........... 1,200,300 6,886,080
Round One Corp. ............. 154,200 1,014,076
Ryohin Keikaku Co. Ltd. ......... 46,300 1,264,846
Saizeriya Co. Ltd. ............. 36,400 1,044,899
Sankyo Co. Ltd. ............... 75,000 1,095,979
USS Co. Ltd. ................. 115,100 1,069,863
18,890,254
Kazakhstan — 0.0%
(b)
Halyk Savings Bank of Kazakhstan
JSC , GDR ................ 29,137 716,187
Kaspi.KZ JSC , ADR ............ 18,594 1,726,453
2,442,640
Malaysia — 0.0%
CIMB Group Holdings Bhd. ....... 251,100 397,849
Frontken Corp. Bhd. ............ 1,362,500 1,151,207
1,549,056
Philippines — 0.0%
Ayala Land, Inc. ............... 1,894,900 763,806
Bloomberry Resorts Corp. ........ 5,160,500 263,323
DigiPlus Interactive Corp. ........ 1,257,800 793,560
International Container Terminal
Services, Inc. .............. 85,880 532,764
Metropolitan Bank & Trust Co. ..... 398,420 509,080
2,862,533
Poland — 0.0%
LPP SA .................... 482 2,199,331
Powszechna Kasa Oszczednosci Bank
Polski SA ................. 44,949 877,652
Powszechny Zaklad Ubezpieczen SA 94,367 1,371,039
4,448,022
Republic of Turkiye — 0.0%
Akbank TAS ................. 516,835 711,631
Eldorado Gold Corp.
(e)
.......... 67,624 1,137,436
Turkiye Is Bankasi A/S , Class C .... 3,982,757 1,286,498
3,135,565
Romania — 0.0%
Banca Transilvania SA .......... 117,228 730,294
Singapore — 0.0%
Sea Ltd. , ADR, Class A
(e)
......... 10,400 1,357,096

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
South Korea — 0.0%
Coupang, Inc. , Class A
(e)
......... 36,937 $ 810,029
NAVER Corp. ................ 3,443 449,944
SK Hynix, Inc. ................ 4,117 548,821
1,808,794
Spain — 0.0%
CaixaBank SA ................ 865,000 6,738,122
Sweden — 0.0%
Sandvik AB .................. 22,518 473,587
Switzerland — 0.0%
TE Connectivity plc ............ 3,790 535,603
Thailand — 0.0%
CP ALL PCL ................. 850,800 1,244,599
True Corp. PCL , NVDR
(e)
......... 1,471,400 509,560
1,754,159
United Kingdom — 0.1%
Flutter Entertainment plc
(e)
........ 21,250 4,707,937
Genius Sports Ltd.
(e)
............ 1,345,384 13,467,294
Mobico Group plc
(e)
............ 2,543,814 1,910,793
NEW Look Retailers
(e)(f)
.......... 4,100,922 53
Next plc .................... 3,869 557,427
SSE plc .................... 103,770 2,137,493
Unilever plc .................. 8,643 515,703
23,296,700
United States — 1.9%
Adobe, Inc.
(e)
................. 3,781 1,450,127
AES Corp. (The) .............. 237,701 2,952,246
Alaska Air Group, Inc.
(e)
.......... 66,415 3,268,946
Alphabet, Inc. , Class C .......... 66,513 10,391,326
Altice USA, Inc. , Class A
(e)(j)
....... 2,018,059 5,368,037
Amazon.com, Inc.
(e)
............ 56,000 10,654,560
AMC Networks, Inc. , Class A
(e)
..... 197,308 1,357,479
Amentum Holdings, Inc.
(e)
........ 628,962 11,447,108
American Express Co. .......... 2,029 545,902
Analog Devices, Inc. ............ 2,672 538,862
Apollo Global Management, Inc. .... 55,545 7,606,332
Applied Materials, Inc. .......... 21,501 3,120,225
Autodesk, Inc.
(e)
............... 2,059 539,046
Avaya, Inc.
(e)
................. 2,491 14,530
Bank of America Corp. .......... 160,026 6,677,885
Boston Scientific Corp.
(e)
......... 48,834 4,926,374
Boyd Gaming Corp. ............ 109,581 7,213,717
Broadcom, Inc. ............... 79,176 13,256,438
Caesars Entertainment, Inc.
(e)
..... 278,230 6,955,750
Capital One Financial Corp. ....... 49,968 8,959,262
Carlson Travel, Inc.
(e)
........... 17,611 66,041
Carnival Corp.
(e)
............... 27,109 529,439
Carrier Global Corp. ............ 41,671 2,641,941
Citigroup, Inc. ................ 220,803 15,674,805
Comerica, Inc. ................ 25,531 1,507,861
CommScope Holding Co., Inc.
(e)
.... 1,450,873 7,704,136
Coreweave, Inc. , Class A
(e)(j)
...... 115,124 4,268,798
Coreweave, Inc. , Class A
(f)
........ 228,000 8,454,240
Costco Wholesale Corp. ......... 2,254 2,131,788
Crowdstrike Holdings, Inc. , Class A
(e)
. 45,760 16,134,061
Crown PropTech Acquisitions
(e)(f)
.... 345,971 309,875
Crown PropTech Acquisitions , Class A
(e)
133,068 1,466,409
Cummins, Inc. ................ 1,715 537,550
CyberArk Software Ltd.
(e)
......... 30,010 10,143,380
Davidson Kempner Merchant Co.-Invest
Fund LP, (Acquired 03/31/23, cost
$0)
(e)(k)(l)
.................. —
(m)
31,366,442
Security
Shares
Shares Value
United States (continued)
Deckers Outdoor Corp.
(e)
......... 12,358 $ 1,381,748
Dell Technologies, Inc. , Class C .... 182,212 16,608,624
Delta Air Lines, Inc. ............ 142,476 6,211,954
DF Residential I LP
(e)
........... 36,425,214 36,425,214
DF Residential III LP
(e)(f)
.......... 16,941,406 17,280,234
Diamondback Energy, Inc. ........ 3,419 546,630
DiamondRock Hospitality Co. ...... 412,567 3,185,017
Discover Financial Services ....... 43,202 7,374,581
DR Horton, Inc. ............... 34,800 4,424,124
DraftKings, Inc. , Class A
(e)
........ 263,452 8,749,241
Eli Lilly & Co.
(n)
............... 20,816 17,192,143
EOG Resources, Inc. ........... 47,226 6,056,262
EPAM Systems, Inc.
(e)
........... 6,307 1,064,874
Epic Games, Inc., (Acquired 10/17/24,
cost $22,098,625)
(e)(f)(k)
........ 45,487 29,275,888
Exelon Corp. ................. 12,048 555,172
Experian plc ................. 10,304 477,439
Fanatics Holdings, Inc. , Class
A , (Acquired 12/15/21, cost
$27,387,008)
(e)(f)(k)
........... 403,700 24,230,074
Farmers Business Network, Inc.
(e)(f)
.. 217,669 441,868
First Citizens BancShares, Inc. , Class A 4,673 8,664,303
First Horizon Corp. ............. 141,967 2,756,999
Flagstar Financial, Inc. .......... 2,220,820 25,805,932
Flowco Holdings, Inc. , Class A
(e)
.... 616,648 15,817,021
Formentera Partners Fund II LP
(f)(l)
.. —
(m)
23,558,880
Fox Corp. , Class A ............. 9,842 557,057
Freeport-McMoRan, Inc. ......... 54,528 2,064,430
FreeWire Technologies, Inc.
(e)(f)
..... 328 —
GE Aerospace ................ 2,695 539,404
Golden Entertainment, Inc. ....... 79,939 2,109,590
Home Depot, Inc. (The) ......... 10,488 3,843,747
Informatica, Inc. , Class A
(e)
....... 20,709 361,372
Intuit, Inc. ................... 899 551,977
Intuitive Surgical, Inc.
(e)
.......... 1,095 542,321
JPMorgan Chase & Co. ......... 34,268 8,405,940
Kinder Morgan, Inc. ............ 584,554 16,677,326
Lam Research Corp. ........... 48,766 3,545,288
Landsea Homes Corp.
(e)
......... 690,755 4,434,647
Latch, Inc.
(e)
................. 715,325 128,759
Lions Gate Entertainment Corp. , Class
A
(e)
..................... 670,264 5,931,837
Lions Gate Entertainment Corp. , Class
B
(e)
..................... 222,033 1,758,501
Lumen Technologies, Inc.
(e)
....... 1,753,500 6,873,720
Marvell Technology, Inc. ......... 107,100 6,594,147
Melange Secondaries Partners
(e)(f)(l)
.. 4,010,099 4,010,099
Meta Platforms, Inc. , Class A ...... 47,070 27,129,265
Micron Technology, Inc. .......... 76,158 6,617,369
Morgan Stanley ............... 4,671 544,966
MSCI, Inc. .................. 965 545,708
Netflix, Inc.
(e)
................. 14,341 13,373,413
New Look Builders, Inc.
(e)(f)
....... 8,689,610 87
Newmont Corp. ............... 11,203 540,881
Northern Trust Corp. ............ 5,545 547,014
Novartis AG (Registered) ........ 4,509 500,814
NRG Energy, Inc. .............. 55,952 5,341,178
NVIDIA Corp. ................ 91,602 9,927,825
Opendoor Technologies, Inc. , Class A
(e)
1,367,000 1,394,340
Palladyne AI Corp.
(e)
............ 853,789 5,020,281
Palladyne AI Corp.
(e)(j)
........... 73,917 434,632
Palo Alto Networks, Inc.
(e)
........ 47,249 8,062,569
Paramount Global , Class B ....... 192,484 2,302,109
Playstudios, Inc. , Class A
(e)
....... 1,145,983 1,455,398
QUALCOMM, Inc. ............. 3,527 541,782

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
RTX Corp. .................. 4,089 $ 541,629
S&P Global, Inc. .............. 1,072 544,683
Schneider Electric SE ........... 2,007 463,307
Screaming Eagle Acquistion
Corp., (Acquired 05/14/24, cost
$2,541,250)
(e)(k)
............. 250,000 1,867,500
Service Properties Trust ......... 768,304 2,005,273
Snorkel AI, Inc., (Acquired 06/30/21,
cost $609,993)
(e)(f)(k)
.......... 40,613 363,893
Solaris Energy Infrastructure, Inc. ,
Class A .................. 1,411,908 30,723,118
Sonder Holdings, Inc. , Class A
(e)
.... 164,240 328,480
SOURCE Global PBC
(e)(f)
......... 99,230 7,938
Southwest Airlines Co. .......... 16,036 538,489
Space Exploration Technologies Corp. ,
Class A , (Acquired 08/21/23, cost
$7,985,223)
(e)(f)(k)
............ 98,583 18,237,855
Space Exploration Technologies Corp. ,
Class C , (Acquired 08/21/23, cost
$8,570,448)
(e)(f)(k)
............ 105,808 19,574,480
Toll Brothers, Inc. .............. 36,255 3,828,165
Trane Technologies plc .......... 19,853 6,688,873
Tyson Foods, Inc. , Class A ....... 8,636 551,063
Uber Technologies, Inc.
(e)
........ 310,638 22,633,085
United Airlines Holdings, Inc.
(e)
..... 19,354 1,336,394
United States Steel Corp. ........ 775,327 32,765,319
Venture Global, Inc. , Class A ...... 42,707 439,882
VeriSign, Inc.
(e)
............... 2,147 545,059
Viper Energy, Inc. , Class A ....... 120,230 5,428,385
Vistra Corp. ................. 63,900 7,504,416
Walmart, Inc. ................. 84,378 7,407,545
Walt Disney Co. (The) .......... 38,498 3,799,753
Warner Bros Discovery, Inc.
(e)
..... 534,399 5,734,101
Womchi 2024 Escrow
(e)(f)
......... 28,356,000 284
Womchi 2028 Escrow
(e)(f)
......... 13,329,000 133
Wynn Resorts Ltd. ............. 24,154 2,016,859
797,350,894
Total Common Stocks — 2.4%
(Cost: $1,072,727,520) ........................... 1,005,822,193
Par (000)
Pa r (000)
Corporate Bonds
Angola — 0.0%
Azule Energy Finance plc
8.13%, 01/23/30
(c)
........... USD 10,038 10,021,939
8.13%, 01/23/30
(b)
........... 475 474,240
10,496,179
Argentina — 0.0%
Vista Energy Argentina SAU, 7.63%
,
12/10/35
(c)
................ 13,627 13,259,071
Australia — 0.7%
Ampol Ltd., (3-mo. ASX Australia Bank
Bill Short Term Rates Mid + 2.50%),
6.61%
,
12/11/54
(a)(b)
.......... AUD 10,070 6,369,634
AngloGold Ashanti Holdings plc, 3.75%
,
10/01/30 ................. USD 1,940 1,782,976
ANZ Holdings New Zealand Ltd., (3-mo.
ASX Australia Bank Bill Short Term
Rates Mid + 2.95%), 7.28%
(a)(b)(o)
. AUD 11,170 7,225,744
Security
Par (000)
Par (000) Value
Australia (continued)
Aurizon Network Pty. Ltd., 6.10%
,
09/12/31
(b)
................ AUD 2,590 $ 1,655,600
AusNet Services Holdings Pty. Ltd.
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
2.25%), 6.45%, 02/12/55
(a)(b)
.. 10,000 6,293,427
Australia & New Zealand Banking
Group Ltd., (SDSOA5 + 1.12%),
3.75%
,
11/15/34
(a)(b)
.......... SGD 17,750 13,211,269
Bank of Queensland Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid + 1.83%), 6.12%
,
01/29/35
(a)
. AUD 5,590 3,497,662
CIMIC Finance USA Pty. Ltd., 7.00%
,
03/25/34
(b)
................ USD 7,500 7,980,181
Commonwealth Bank of Australia, (1-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.32%),
5.93%
,
03/14/46
(a)(c)
.......... 22,465 22,236,514
Glencore Capital Finance DAC, 1.13%
,
03/10/28
(b)
................ EUR 4,802 4,930,706
Glencore Finance Europe Ltd., 3.13%
,
03/26/26
(b)
................ GBP 3,425 4,353,135
Glencore Funding LLC
(c)
6.13%, 10/06/28 ............ USD 700 728,516
6.14%, 04/01/55 ............ 12,375 12,451,448
Insurance Australia Group Ltd., (3-mo.
ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.68%),
5.80%
,
06/15/37
(a)(b)
.......... AUD 7,770 4,795,513
Macquarie Bank Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates
Mid at 0.00% Floor + 1.85%), 6.00%
,
02/20/35
(a)(b)
............... 8,270 5,191,642
Macquarie Group Ltd., (1-day SOFR +
1.53%), 2.87%
,
01/14/33
(a)(b)
.... USD 10,000 8,604,122
Mineral Resources Ltd.
8.13%, 05/01/27
(c)
........... 1,486 1,471,548
8.13%, 05/01/27
(b)
........... 4,500 4,456,234
8.00%, 11/01/27
(c)
........... 178 175,859
9.25%, 10/01/28
(c)
........... 1,609 1,608,828
8.50%, 05/01/30
(c)
........... 6,180 5,977,294
National Australia Bank Ltd.
(a)(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.70%), 3.35%, 01/12/37 .... 14,000 12,276,317
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.00%), 6.34%,
06/06/39 ............... AUD 4,520 2,942,633
NSW Electricity Networks Finance Pty.
Ltd., (3-mo. ASX Australia Bank Bill
Short Term Rates Mid + 2.05%),
6.16%
,
03/11/55
(a)(b)
.......... 18,410 11,493,250
NSW Ports Finance Co. Pty. Ltd.,
5.43%
,
09/19/34
(b)
........... 14,890 9,156,641
Oceana Australian Fixed Income Trust
(f)
12.00%, 07/31/25 ........... 11,002 6,908,973
12.50%, 07/31/26 ........... 16,502 10,608,239
12.50%, 07/31/27 ........... 27,503 18,023,890
10.50%, 07/31/28 ........... 23,159 14,598,245
Origin Energy Finance Ltd., 1.00%
,
09/17/29
(b)
................ EUR 17,682 17,158,053
Pacific National Finance Pty. Ltd.,
(ADSWAP5 + 3.85%), 7.75%
,
12/11/54
(a)(b)
............... AUD 9,580 5,889,328

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Australia (continued)
Qantas Airways Ltd., 5.90%
,
09/19/34
(b)
AUD 14,670 $ 9,095,600
Qube Treasury Pty. Ltd., 5.90%
,
12/11/34
(b)
................ 15,000 9,291,488
Rio Tinto Finance USA plc, 5.75%
,
03/14/55 ................. USD 12,087 12,107,040
Scentre Group Trust 1
5.90%, 11/27/34 ............ AUD 4,600 2,914,234
(ADSWAP5 + 2.30%), 5.88%,
09/10/54
(a)(b)
............. 3,620 2,283,355
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.30%), 6.41%,
09/10/54
(a)(b)
............. 8,750 5,547,153
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 2.00%), 6.13%,
03/31/55
(a)(b)
............. 7,200 4,470,217
279,762,508
Austria — 0.0%
AT&S Austria Technologie &
Systemtechnik AG, (5-Year EUR
Swap Annual + 9.94%), 5.00%
(a)(b)(o)
EUR 6,200 5,672,305
Lenzing AG
(5-Year EUR Swap Annual +
11.21%), 5.75%
(a)(b)(o)
....... 8,000 8,555,030
14,227,335
Belgium — 0.1%
Anheuser-Busch InBev SA, 4.00%
,
09/24/25
(b)
................ GBP 3,266 4,201,111
Azelis Finance NV, 5.75%
,
03/15/28
(b)
EUR 3,242 3,575,686
KBC Group NV
(a)(b)
(GUKG1 + 0.92%), 1.25%, 09/21/27 GBP 3,300 4,035,258
(5-Year EURIBOR ICE Swap Rate +
4.93%), 8.00%
(o)
.......... EUR 3,400 4,003,916
Ontex Group NV, 5.25%
,
04/15/30
(b)
. 1,678 1,828,973
Telenet Finance Luxembourg Notes
SARL, 5.50%
,
03/01/28
(c)
...... USD 16,000 15,520,000
33,164,944
Brazil — 0.3%
3R Lux SARL
9.75%, 02/05/31
(c)
........... 4,703 4,900,009
9.75%, 02/05/31
(b)
........... 200 208,378
Ambipar Lux SARL, 10.88%
,
02/05/33
(c)
5,575 5,690,681
Azul Secured Finance LLP
11.93%, 08/28/28 ........... 7,966 6,940,102
8.25%, 01/24/29
(a)(f)
.......... 2,840 3,166,641
Braskem Netherlands Finance BV,
8.00%
,
10/15/34
(c)
........... 3,925 3,746,216
CSN Inova Ventures, 6.75%
,
01/28/28
(b)
330 314,827
CSN Resources SA, 5.88%
,
04/08/32
(c)
1,235 1,001,437
Embraer Netherlands Finance BV
7.00%, 07/28/30
(b)
........... 301 320,493
5.98%, 02/11/35 ............ 1,000 1,014,500
Gol Finance SA, (1-mo. CME Term
SOFR + 10.50%), 14.82%
,
04/29/25
(a)(c)
............... 7,570 7,797,206
LD Celulose International GmbH
7.95%, 01/26/32
(c)
........... 2,085 2,146,507
7.95%, 01/26/32
(b)
........... 200 205,900
MC Brazil Downstream Trading SARL
7.25%, 06/30/31
(c)
........... 6,877 5,622,132
7.25%, 06/30/31
(b)
........... 2,654 2,169,826
Petrorio Luxembourg Holding SARL,
6.13%
,
06/09/26
(b)
........... 330 331,815
Security
Par (000)
Par (000) Value
Brazil (continued)
Pluxee NV, 3.50%
,
09/04/28
(b)
..... EUR 18,000 $ 19,672,632
Raizen Fuels Finance SA
6.45%, 03/05/34
(c)
........... USD 2,290 2,314,045
6.70%, 02/25/37
(b)
........... 390 389,435
6.95%, 03/05/54
(c)
........... 825 804,482
Samarco Mineracao SA
(p)
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(c)
.............. 13,647 13,230,565
9.00%, (9.00% Cash or 9.00% PIK),
06/30/31
(b)
.............. 25,271 24,500,259
St. Marys Cement, Inc., 5.75%
,
04/02/34
(b)
................ 200 198,300
Suzano Austria GmbH
6.00%, 01/15/29 ............ 684 695,559
5.00%, 01/15/30 ............ 3,269 3,178,874
Trident Energy Finance plc, 12.50%
,
11/30/29
(b)
................ 2,165 2,224,559
Vale Overseas Ltd., 6.40%
,
06/28/54 2,121 2,090,245
114,875,625
Canada — 1.1%
1011778 BC ULC
(c)
4.38%, 01/15/28 ............ 4,281 4,116,960
4.00%, 10/15/30 ............ 8,614 7,795,799
Air Canada Pass-Through Trust, Series
2020-1, Class C, 10.50%
,
07/15/26
(c)
15,068 16,047,420
Bank of Nova Scotia (The), (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 4.02%), 8.00%
,
01/27/84
(a)
................ 11,856 12,245,256
Bombardier, Inc.
(c)
7.50%, 02/01/29 ............ 5,274 5,409,458
7.25%, 07/01/31 ............ 7,289 7,313,793
Brookfield Finance, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.08%), 6.30%
,
01/15/55
(a)
................ 33,426 31,849,409
Brookfield Residential Properties, Inc.
(c)
6.25%, 09/15/27 ............ 3,134 3,093,680
5.00%, 06/15/29 ............ 3,991 3,598,460
4.88%, 02/15/30 ............ 290 253,481
Enbridge, Inc., Series 20-A, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.31%), 5.75%
,
07/15/80
(a)
................ 5,388 5,210,007
Garda World Security Corp.
(c)
4.63%, 02/15/27 ............ 102 99,281
7.75%, 02/15/28 ............ 370 379,193
goeasy Ltd., 9.25%
,
12/01/28
(c)
.... 200 209,959
HR Ottawa LP, 11.00%
,
03/31/31
(c)
.. 99,478 106,350,311
Husky Injection Molding Systems Ltd.,
9.00%
,
02/15/29
(c)
........... 3,643 3,649,765
Mattamy Group Corp.
(c)
5.25%, 12/15/27 ............ 4,672 4,538,717
4.63%, 03/01/30 ............ 7,171 6,600,732
NOVA Chemicals Corp.
(c)
5.25%, 06/01/27 ............ 1,996 1,986,135
4.25%, 05/15/29 ............ 206 196,866
Open Text Corp., 3.88%
,
12/01/29
(c)
. 594 540,338
Open Text Holdings, Inc., 4.13%
,
12/01/31
(c)
................ 351 309,971
Parkland Corp.
(c)
5.88%, 07/15/27 ............ 377 375,667
4.50%, 10/01/29 ............ 572 539,408
4.63%, 05/01/30 ............ 721 676,649

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Canada (continued)
Resort Communities LoanCo. LP,
12.00%
,
11/21/28
(a)(c)(f)
........ USD 110,861 $ 111,138,357
Rogers Communications, Inc.
3.70%, 11/15/49 ............ 10,466 7,314,743
Series NC5, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.65%), 7.00%,
04/15/55
(a)
.............. 13,745 13,798,183
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.62%), 7.13%, 04/15/55
(a)
... 8,272 8,243,933
South Bow Canadian Infrastructure
Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.67%), 7.50%
,
03/01/55
(a)(c)
............... 827 836,695
Toronto-Dominion Bank (The)
(b)
2.88%, 04/05/27 ............ GBP 3,266 4,048,393
2.78%, 09/03/27 ............ EUR 31,520 34,341,331
3.19%, 02/16/29 ............ 41,620 45,884,968
Wrangler Holdco Corp., 6.63%
,
04/01/32
(c)
................ USD 6,217 6,329,814
455,323,132
Cayman Islands — 0.0%
Emirates Reit Sukuk III Ltd., 7.50%
,
12/12/28
(b)(h)
............... 2,500 2,487,500
Chile — 0.2%
AES Andes SA
6.30%, 03/15/29
(c)
........... 1,487 1,517,722
6.30%, 03/15/29
(b)
........... 773 788,970
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.84%), 8.15%, 06/10/55
(a)(c)
.. 12,700 13,119,100
Banco de Credito e Inversiones SA, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.94%),
8.75%
(a)(c)(o)
................ 1,110 1,179,722
Cencosud SA, 4.38%
,
07/17/27
(b)
... 224 220,192
Chile Newco, 5.00%
,
01/31/32
(b)(c)(f)
.. 43,832 43,832,169
Empresa Nacional de
Telecomunicaciones SA, 4.75%
,
08/01/26
(b)
................ 804 804,804
Latam Airlines Group SA, 7.88%
,
04/15/30
(c)
................ 5,090 5,055,642
WOM Mobile SA
(c)
12.50%, 01/31/31
(b)(f)
......... 10,282 10,281,635
12.50%, (12.50% Cash or 12.50%
PIK), 04/01/31
(a)(p)
......... 14,730 14,769,217
91,569,173
China — 0.5%
Alibaba Group Holding Ltd., 0.50%
,
06/01/31
(c)(q)
............... 8,135 11,616,780
Anllian Capital 2 Ltd., 0.00%
,
12/05/29
(b)
(i)(q)
...................... EUR 23,400 26,896,472
Bocom Leasing Management Hong
Kong Co. Ltd., (SOFR Index +
0.77%), 5.09%
,
03/07/30
(a)(b)
.... USD 7,255 7,245,569
Central Plaza Development Ltd.,
6.80%
,
04/07/29
(b)
........... 3,480 3,467,385
CFAMC IV Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 6.98%), 4.25%
(a)
(b)(o)
..................... 800 794,800
Security
Par (000)
Par (000) Value
China (continued)
China City Construction International
Co. Ltd., 5.35%
,
07/03/17
(b)(d)(e)(f)
.. CNY 2,990 $ —
China Development Bank Financial
Leasing Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.75%), 2.88%
,
09/28/30
(a)(b)
............... USD 8,084 7,971,147
China Hongqiao Group Ltd., 1.50%
,
03/26/30
(b)(q)
............... 1,600 1,699,600
Country Garden Holdings Co. Ltd.
(b)
8.00%, 01/27/24
(d)(e)
.......... 1,000 95,000
3.13%, 10/22/25
(d)(e)
.......... 2,000 190,000
2.70%, 07/12/26
(d)(e)
.......... 1,000 95,000
5.13%, 01/14/27 ............ 1,000 95,000
European TopSoho SARL, Series
SMCP, 4.00%
,
10/14/24
(b)(d)(e)(q)
... EUR 13,600 6,617,556
Fantasia Holdings Group Co. Ltd.
(b)(d)(e)
6.95%, 12/17/21 ............ USD 3,180 79,500
11.88%, 06/01/24 ........... 3,142 78,550
7.95%, 07/05/24 ............ 5,938 148,450
9.88%, 10/19/24 ............ 3,695 92,375
11.75%, 04/17/25 ........... 10,550 263,750
Far East Horizon Ltd.
(b)
6.63%, 04/16/27 ............ 7,185 7,303,984
5.88%, 03/05/28 ............ 20,000 19,840,000
6.00%, 10/01/28 ............ 9,910 9,801,398
Fortune Star BVI Ltd., 3.95%
,
10/02/26
(b)
................ EUR 15,800 16,325,303
GLP China Holdings Ltd., 2.95%
,
03/29/26
(b)
................ USD 2,346 2,193,510
Haidilao International Holding Ltd.,
2.15%
,
01/14/26
(b)
........... 5,000 4,868,750
iQIYI, Inc., 6.50%
,
03/15/28
(b)(q)
.... 7,000 6,965,783
JD.com, Inc., 0.25%
,
06/01/29
(c)(q)
... 4,950 5,707,522
KWG Group Holdings Ltd.
(b)
5.88%, 11/10/24 ............ 2,000 145,000
6.00%, 08/14/26
(d)(e)
.......... 1,000 72,500
Meituan, 0.00%
,
04/27/28
(b)(i)(q)
..... 6,000 5,812,800
Nickel Resources International
Holdings Co. Ltd., Series 1, 12.00%
,
12/12/18
(b)(d)(e)(f)
............. HKD 8,000 —
Ping An Insurance Group Co. of China
Ltd., 0.88%
,
07/22/29
(b)(q)
....... USD 26,300 31,691,500
Prosus NV
(b)
3.26%, 01/19/27 ............ 200 193,875
3.06%, 07/13/31 ............ 1,123 965,254
Qifu Technology, Inc., 0.50%
,
04/01/30
(c)
(q)
...................... 10,032 10,162,416
Sunac China Holdings Ltd.
(b)(d)(e)(p)
7.00%, (7.00% Cash or 7.00% PIK),
09/30/29 ............... 3,636 403,535
7.25%, (7.25% Cash or 7.25% PIK),
09/30/30 ............... 1,364 151,171
Trip.com Group Ltd., 0.75%
,
06/15/29
(c)
(q)
...................... 5,013 5,927,872
Vnet Group, Inc., 2.50%
,
04/01/30
(b)(q)
8,333 7,887,546
Zhongsheng Group Holdings Ltd.,
0.00%
,
05/21/25
(b)(i)(q)
......... HKD 22,000 3,289,490
207,156,143

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Colombia — 0.2%
ABRA Global Finance, 14.00%
,
(14.00% Cash or 14.00% PIK),
10/22/29
(c)(p)
............... USD 25,376 $ 23,664,740
AI Candelaria -spain- SA, 7.50%
,
12/15/28
(b)
................ 457 453,447
Bancolombia SA, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 4.32%), 8.63%
,
12/24/34
(a)
................ 11,796 12,471,321
Colombia Telecomunicaciones SA ESP
4.95%, 07/17/30
(c)
........... 10,000 8,953,200
4.95%, 07/17/30
(b)
........... 200 179,064
Gran Tierra Energy, Inc.
9.50%, 10/15/29
(c)
........... 16,965 15,014,025
9.50%, 10/15/29
(b)
........... 389 344,265
Promigas SA ESP
3.75%, 10/16/29
(b)
........... 875 809,375
3.75%, 10/16/29
(c)
........... 1,831 1,693,675
SierraCol Energy Andina LLC, 6.00%
,
06/15/28
(b)
................ 2,226 2,071,538
65,654,650
Costa Rica — 0.0%
Liberty Costa Rica Senior Secured
Finance
10.88%, 01/15/31
(c)
.......... 1,089 1,164,032
10.88%, 01/15/31
(b)
.......... 319 340,979
1,505,011
Cyprus — 0.0%
ASG Finance DAC, 9.75%
,
05/15/29
(c)
2,830 2,839,254
Czech Republic — 0.1%
Allwyn Entertainment Financing UK plc
7.25%, 04/30/30
(b)
........... EUR 15,715 17,799,780
EP Infrastructure A/S, 1.82%
,
03/02/31
(b)
................ 36,800 34,441,827
52,241,607
Denmark — 0.2%
Carlsberg Breweries A/S, 3.25%
,
02/28/32
(b)
................ 12,897 13,722,328
Danske Bank A/S
(a)(b)
(3-mo. EURIBOR + 0.65%), 3.43%,
04/10/27 ............... 22,680 24,570,970
(GUKG1 + 1.65%), 2.25%, 01/14/28 GBP 20,485 25,218,867
(1-Year EUR Swap Annual +
1.35%), 4.50%, 11/09/28 ..... EUR 4,292 4,833,167
(1-Year EURIBOR ICE Swap Rate +
0.88%), 0.75%, 06/09/29 .... 10,000 10,059,637
(5-Year EUR Swap Annual +
1.40%), 1.00%, 05/15/31 .... 1,910 2,023,192
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor +
4.75%), 7.43%, 04/22/30 .... 11,104 12,149,756
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.78%, 02/24/31
(b)(c)
.. 1,989 2,151,136
94,729,053
Finland — 0.1%
Ahlstrom Holding 3 Oy
3.63%, 02/04/28
(b)
........... 2,318 2,443,792
4.88%, 02/04/28
(c)
........... USD 6,789 6,395,754
4.88%, 02/04/28
(b)
........... 3,800 3,579,889
Citycon Treasury BV
(b)
2.38%, 01/15/27 ............ EUR 909 953,977
1.63%, 03/12/28 ............ 5,000 4,971,514
Security
Par (000)
Par (000) Value
Finland (continued)
5.00%, 03/11/30 ............ EUR 875 $ 948,989
19,293,915
France — 2.2%
Altice France SA
5.88%, 02/01/27
(b)
........... 2,412 2,324,038
8.13%, 02/01/27
(c)
........... USD 2,550 2,280,105
5.50%, 01/15/28
(c)
........... 1,000 798,966
4.13%, 01/15/29
(b)
........... EUR 2,936 2,534,094
5.13%, 07/15/29
(c)
........... USD 1,250 979,166
4.25%, 10/15/29
(b)
........... EUR 1,139 983,741
Arkema SA, (5-Year EUR Swap Annual
+ 1.57%), 1.50%
(a)(b)(o)
......... 2,300 2,439,737
Atos SE
(b)(h)
9.00%, 12/18/29 ............ 7,000 8,122,044
5.00%, 12/18/30 ............ 6,470 5,698,768
1.00%, 12/18/32 ............ 6,487 2,661,152
Banijay Entertainment SAS, 7.00%
,
05/01/29
(b)
................ 8,856 9,997,719
Banque Federative du Credit Mutuel
SA
(b)
4.88%, 09/25/25 ............ GBP 21,000 27,096,422
5.00%, 01/19/26 ............ 300 387,904
1.88%, 11/04/26 ............ EUR 4,700 5,011,062
(3-mo. EURIBOR + 0.64%), 3.10%,
03/05/27
(a)
.............. 17,200 18,679,969
4.75%, 11/10/31 ............ 10,700 12,242,018
3.63%, 09/14/32 ............ 3,700 4,024,355
Bertrand Franchise Finance SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.49%, 07/18/30
(a)
... 11,488 12,453,526
6.50%, 07/18/30 ............ 1,332 1,476,061
BNP Paribas SA
3.38%, 01/23/26
(b)
........... GBP 3,266 4,170,845
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.20%), 4.63%
(a)(c)(o)
........ USD 1,754 1,682,654
(3-mo. EURIBOR + 0.70%), 0.25%,
04/13/27
(a)(b)
............. EUR 28,100 29,585,873
(3-mo. EURIBOR + 0.80%), 0.38%,
10/14/27
(a)(b)
............. 600 625,484
1.88%, 12/14/27
(b)
........... GBP 3,300 3,925,180
4.40%, 08/14/28
(c)
........... USD 1,100 1,086,525
(3-mo. EURIBOR + 0.95%), 0.50%,
09/01/28
(a)(b)
............. EUR 4,600 4,685,986
(3-mo. EURIBOR + 0.83%), 0.88%,
07/11/30
(a)(b)
............. 28,400 27,638,396
(3-mo. EURIBOR + 1.20%), 3.58%,
01/15/31
(a)(b)
............. 1,100 1,191,025
(3-mo. EURIBOR + 1.60%), 4.04%,
01/10/32
(a)(b)
............. 9,000 9,916,797
(5-Year EUR Swap Annual +
1.20%), 1.13%, 01/15/32
(a)(b)
.. 15,100 15,697,090
Series TMO, (BFRTMO at 0.00%
Floor - 0.25%), 2.82%
(a)(o)
.... 1,983 2,043,713
BPCE SA
(b)
(3-mo. EURIBOR + 0.39%), 2.88%,
03/06/26
(a)
.............. 7,200 7,793,198
3.88%, 01/11/29 ............ 12,700 14,028,858
(5-year SONIA Mid-Swaps Rate +
1.83%), 2.50%, 11/30/32
(a)
... GBP 8,000 9,523,236
(3-mo. EURIBOR + 1.47%), 4.00%,
01/20/34
(a)
.............. EUR 9,800 10,586,959
Series NC5., (5-Year EUR Swap
Annual + 1.75%), 1.50%,
01/13/42
(a)
.............. 15,800 16,540,226

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Credit Agricole SA
2.63%, 03/17/27
(b)
........... EUR 14,953 $ 16,099,380
(GUKG1 + 2.60%), 5.75%,
11/29/27
(a)(b)
............. GBP 26,600 34,680,825
(5-Year EURIBOR ICE Swap Rate +
4.44%), 7.25%
(a)(b)(o)
........ EUR 12,400 14,212,607
(1-day SOFR + 1.69%), 5.34%,
01/10/30
(a)(c)
............. USD 300 304,389
(5-Year EUR Swap Annual +
1.90%), 1.63%, 06/05/30
(a)(b)
.. EUR 21,500 23,182,995
(1-day SOFR + 2.67%), 6.25%,
01/10/35
(a)(c)
............. USD 250 255,563
(1-day SOFR + 2.67%), 6.25%,
01/10/35
(a)(b)
............. 500 511,125
(5-Year EURIBOR ICE Swap Rate +
3.64%), 5.88%
(a)(b)(o)
........ EUR 2,200 2,291,865
Danone SA, (5-Year EUR Swap Annual
+ 1.27%), 1.00%
(a)(b)(o)
......... 2,900 2,999,239
Elior Group SA
(b)
3.75%, 07/15/26 ............ 2,308 2,485,658
5.63%, 03/15/30 ............ 6,734 7,245,067
ELO SACA
(b)
2.88%, 01/29/26 ............ 900 951,371
3.25%, 07/23/27 ............ 600 615,692
Engie SA
(b)
(5-Year EURIBOR ICE Swap Rate +
2.37%), 5.13%
(a)(o)
......... 4,700 5,206,876
1.25%, 10/24/41 ............ 2,500 1,729,972
Eutelsat SA, 1.50%
,
10/13/28
(b)
.... 6,400 5,409,770
Forvia SE
(b)
7.25%, 06/15/26 ............ 314 346,250
2.75%, 02/15/27 ............ 8,652 9,053,453
3.75%, 06/15/28 ............ 5,085 5,297,416
5.63%, 06/15/30 ............ 1,870 1,976,535
5.50%, 06/15/31 ............ 7,818 8,160,306
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.61%, 02/01/30
(a)
... 3,859 4,200,060
6.75%, 02/01/30 ............ 7,438 8,283,990
Holding d'Infrastructures des Metiers de
l'Environnement, 0.63%
,
09/16/28
(b)
19,748 18,977,080
Iliad Holding SASU
5.63%, 10/15/28
(b)
........... 300 329,967
7.00%, 10/15/28
(c)
........... USD 4,120 4,169,990
5.38%, 04/15/30
(b)
........... EUR 9,212 10,005,959
6.88%, 04/15/31
(b)
........... 3,891 4,428,055
8.50%, 04/15/31
(c)
........... USD 7,236 7,588,842
7.00%, 04/15/32
(c)
........... 200 200,264
Iliad SA
(b)
5.38%, 06/14/27 ............ EUR 2,200 2,450,878
5.38%, 02/15/29 ............ 13,600 15,304,642
5.63%, 02/15/30 ............ 7,100 8,073,498
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 6.00%, 07/31/30
(a)
... 2,880 3,120,419
5.00%, 04/30/31 ............ 2,819 3,040,183
Kering SA, 5.13%
,
11/23/26
(b)
...... GBP 18,900 24,526,990
La Financiere Atalian, 8.50%
,
(8.50%
Cash or 5.00% PIK), 06/30/28
(b)(p)
. EUR 10,145 4,452,803
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor +
3.63%), 6.30%, 07/01/29
(a)(b)
.. 9,448 10,190,582
Loxam SAS
(b)
4.50%, 02/15/27 ............ 921 1,001,982
4.50%, 04/15/27 ............ 500 537,595
Security
Par (000)
Par (000) Value
France (continued)
6.38%, 05/15/28 ............ EUR 2,073 $ 2,312,157
6.38%, 05/31/29 ............ 6,298 7,099,454
Lune Holdings SARL, 5.63%
,
11/15/28
(b)
................ 7,245 5,836,344
Nova Alexandre III SAS
(3-mo. EURIBOR at 0.00% Floor +
5.25%), 8.03%, 07/15/29
(a)(b)
.. 5,718 6,283,963
Opal Bidco SAS, 5.50%
,
03/31/32
(b)
. 5,745 6,212,069
OVH Groupe SAS, 4.75%
,
02/05/31
(b)
2,494 2,673,166
Paprec Holding SA
(b)
6.50%, 11/17/27 ............ 1,951 2,201,347
7.25%, 11/17/29 ............ 6,741 7,650,798
Picard Bondco SA, 5.50%
,
07/01/27
(b)(h)
3,466 3,716,544
RCI Banque SA
(b)
4.13%, 12/01/25 ............ 6,343 6,900,524
(5-Year EURIBOR ICE Swap Rate +
2.75%), 5.50%, 10/09/34
(a)
... 16,600 18,678,369
Sabena technics SAS, (Acquired
10/28/22, cost $14,829,127), (3-
mo. EURIBOR + 5.00%), 8.72%
,
09/30/29
(a)(f)(k)
.............. 15,039 16,261,165
Seche Environnement SACA, 4.50%
,
03/25/30
(b)
................ 932 1,006,723
Societe Generale SA
(a)
(3-mo. EURIBOR + 0.50%), 3.24%,
01/19/26
(b)
.............. 4,800 5,202,178
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.39%), 9.38%
(c)(o)
......... USD 1,664 1,754,365
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.45%), 10.00%
(b)(o)
........ 3,000 3,244,119
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.79%), 8.13%
(c)(o)
......... 8,814 8,780,149
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.51%), 5.38%
(c)(o)
......... 13,648 11,961,967
(5-Year EUR Swap Annual +
1.55%), 1.00%, 11/24/30 ..... EUR 5,000 5,331,160
(5-Year EUR Swap Annual +
1.60%), 1.13%, 06/30/31
(b)
... 500 527,526
Tereos Finance Groupe I SA
(b)
7.25%, 04/15/28 ............ 2,000 2,232,884
5.88%, 04/30/30 ............ 2,894 3,201,932
5.75%, 04/30/31 ............ 1,302 1,415,948
TotalEnergies Capital International SA,
1.66%
,
07/22/26
(b)
........... GBP 3,300 4,103,569
TotalEnergies SE
(a)(b)(o)
(5-Year EUR Swap Annual +
3.35%), 3.37% ........... EUR 52,538 56,809,340
Series NC7, (5-Year EUR Swap
Annual + 1.99%), 1.63% ..... 64,599 66,009,099
Veolia Environnement SA
(a)(b)(o)
(5-Year EUR Swap Annual +
2.71%), 2.25% ........... 6,400 6,825,788
(5-Year EUR Swap Annual +
2.08%), 2.00% ........... 22,900 23,527,396
Worldline SA
(b)
0.00%, 07/30/25
(i)(q)
.......... 1,547 1,965,734
0.00%, 07/30/26
(i)(q)
.......... 21,721 22,851,030
4.13%, 09/12/28 ............ 40,500 43,579,643
5.25%, 11/27/29 ............ 8,900 9,819,403
920,788,878

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany — 2.8%
ADLER Real Estate GmbH, 3.00%
,
04/27/26
(b)
................ EUR 7,500 $ 7,927,281
alstria office REIT-AG, 5.50%
,
03/20/31
(b)
................ 900 946,506
Aroundtown Finance SARL
(a)(b)(o)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.49%),
8.63% ................. GBP 9,036 11,523,432
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.16%), 7.88% ........... USD 6,250 5,864,063
(5-Year EURIBOR ICE Swap Rate +
4.51%), 7.13% ........... EUR 17,114 18,492,303
Aroundtown SA
(b)
(5-Year EUR Swap Annual +
2.42%), 1.63%
(a)(o)
......... 700 688,543
0.38%, 04/15/27 ............ 3,000 3,047,047
1.45%, 07/09/28 ............ 3,900 3,926,640
Bayer AG
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
3.27%), 5.50%, 09/13/54 .... 16,000 17,298,309
(5-Year EUR Swap Annual +
3.11%), 3.13%, 11/12/79 ..... 8,200 8,498,977
(5-Year EUR Swap Annual +
3.75%), 4.50%, 03/25/82 .... 13,800 14,815,427
(5-Year EUR Swap Annual +
4.46%), 5.38%, 03/25/82 .... 1,900 2,021,085
Series NC5, (5-Year EUR Swap
Annual + 3.43%), 6.63%,
09/25/83 ............... 32,200 36,340,619
(5-Year EUR Swap Annual +
3.90%), 7.00%, 09/25/83 .... 10,400 11,879,543
Bertelsmann SE & Co. KGaA
(a)(b)
(5-Year EUR Swap Annual +
3.21%), 3.50%, 04/23/75 .... 7,900 8,478,588
(5-Year EUR Swap Annual +
3.21%), 3.50%, 04/23/75 .... 17,300 18,567,033
BRANICKS Group AG, 2.25%
,
09/22/26
(b)
................ 4,200 2,736,230
Commerzbank AG
(a)(b)
(5-Year EUR Swap Annual +
6.36%), 6.13%
(o)
.......... 11,200 12,201,389
(3-mo. EURIBOR + 0.70%), 3.25%,
03/12/27 ............... 17,200 18,659,883
(5-Year EUR Swap Annual +
4.39%), 4.25%
(o)
.......... 4,000 4,152,192
(5-Year EUR Swap Annual +
6.74%), 6.50%
(o)
.......... 3,800 4,252,753
(5-Year EUR Swap Annual +
6.74%), 6.50%
(o)
.......... 5,800 6,491,044
(3-mo. EURIBOR + 2.10%), 4.63%,
01/17/31 ............... 15,800 17,830,366
(5-Year EURIBOR ICE Swap Rate +
5.13%), 7.88%
(o)
.......... 2,400 2,821,557
(3-mo. EURIBOR + 1.25%), 4.00%,
07/16/32 ............... 19,400 21,168,322
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.25%),
8.63%, 02/28/33 .......... GBP 7,600 10,499,269
Daimler Truck Finance North America
LLC, 2.00%
,
12/14/26
(c)
....... USD 1,100 1,053,331
DEMIRE Deutsche Mittelstand Real
Estate AG, 5.00%
,
12/31/27
(b)(h)
.. EUR 5,130 5,241,980
Security
Par (000)
Par (000) Value
Germany (continued)
Deutsche Bahn Finance GmbH
(a)(b)(o)
(5-Year EUR Swap Annual +
1.26%), 0.95% ........... EUR 75,800 $ 81,790,419
(5-Year EUR Swap Annual +
1.26%), 0.95% ........... 39,800 42,945,365
Series CB, (5-Year EUR Swap
Annual + 1.89%), 1.60% ..... 23,900 23,095,176
Deutsche Bank AG
(a)(b)(o)
Series USTR, (USISOA05 at 0.00%
Floor + 4.36%), 4.79% ...... USD 6,600 6,593,334
(5-Year EURIBOR ICE Swap Rate +
4.55%), 4.50% ........... EUR 1,200 1,244,074
(5-Year EURIBOR ICE Swap Rate +
4.75%), 4.63% ........... 7,000 7,123,356
(5-Year EURIBOR ICE Swap Rate +
5.26%), 8.13% ........... 4,200 4,779,887
(5-Year EURIBOR ICE Swap Rate +
4.60%), 7.13% ........... 7,800 8,307,628
(5-Year EURIBOR ICE Swap Rate +
5.11%), 7.38% ........... 3,400 3,717,824
Deutsche Lufthansa AG
(b)
Series LHA, 2.00%, 11/17/25
(q)
... 5,900 6,442,168
(5-Year EURIBOR ICE Swap Rate +
2.86%), 5.25%, 01/15/55
(a)
... 2,700 2,908,562
Deutsche Telekom AG
(b)
3.63%, 02/03/45 ............ 13,760 13,757,728
1.75%, 12/09/49 ............ 7,482 5,260,668
Deutsche Telekom International
Finance BV, 4.88%
,
03/06/42
(c)
.. USD 150 137,218
Dynamo Newco II GmbH, 6.25%
,
10/15/31
(b)
................ EUR 3,000 3,284,449
E.ON SE, 3.88%
,
09/05/38
(b)
...... 415 438,068
EnBW Energie Baden-Wuerttemberg
AG, (5-Year EURIBOR ICE Swap
Rate + 1.73%), 1.63%
,
08/05/79
(a)(b)
14,800 15,261,330
EnBW International Finance BV, 3.75%
,
11/20/35
(b)
................ 17,901 19,110,080
Envalior Deutschland Gmbh, (6-mo.
EURIBOR at 0.00% Floor + 9.50%),
13.41%
,
(13.41% Cash or 1 3 . 41%
PIK), 04/01/31
(a)(f)(p)
........... 23,110 23,301,938
Eurogrid GmbH
(b)
3.60%, 02/01/29 ............ 5,000 5,507,142
Series FEB, 3.73%, 10/18/35 .... 18,200 19,319,522
Fressnapf Holding SE, 5.25%
,
10/31/31
(b)
................ 6,830 7,376,047
Gruenenthal GmbH
(b)
4.13%, 05/15/28 ............ 3,348 3,551,720
6.75%, 05/15/30 ............ 2,833 3,182,578
4.63%, 11/15/31 ............ 1,616 1,688,526
HT Troplast GmbH, 9.38%
,
07/15/28
(b)
9,078 10,223,211
IHO Verwaltungs GmbH
(b)
8.75%, (8.75% Cash or 9.50% PIK),
05/15/28
(a)(p)
............. 2,618 2,954,693
7.00%, 11/15/31 ............ 10,496 11,631,526
Mahle GmbH
(b)
2.38%, 05/14/28 ............ 6,500 6,305,574
6.50%, 05/02/31 ............ 8,158 8,707,010
Mercedes-Benz International Finance
BV, (3-mo. EURIBOR + 0.19%),
2.98%
,
04/09/26
(a)(b)
.......... 29,200 31,539,955
Mercer International, Inc., 5.13%
,
02/01/29 ................. USD 4,789 4,104,099

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Germany (continued)
Merck KGaA, (5-Year EURIBOR
ICE Swap Rate + 2.00%), 1.63%
,
09/09/80
(a)(b)
............... EUR 21,300 $ 22,490,445
Nidda Healthcare Holding GmbH
(b)
7.00%, 02/21/30 ............ 11,958 13,484,244
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.31%, 10/23/30
(a)
... 9,727 10,576,442
PCF GmbH
(b)
4.75%, 04/15/29 ............ 8,061 7,443,264
(3-mo. EURIBOR at 4.75% Floor +
4.75%), 7.54%, 04/15/29
(a)
... 5,120 4,704,426
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.54%, 07/01/29
(a)(b)
.. 7,804 8,464,354
ProGroup AG
(b)
5.13%, 04/15/29 ............ 4,678 4,992,563
5.38%, 04/15/31 ............ 8,094 8,507,475
Schaeffler AG
(b)
4.50%, 08/14/26 ............ 6,900 7,526,403
4.25%, 04/01/28 ............ 2,600 2,804,351
5.38%, 04/01/31 ............ 1,700 1,828,440
Siemens Financieringsmaatschappij
NV, 2.15%
,
03/11/31
(c)
........ USD 250 218,806
TAG Immobilien AG, 0.63%
,
03/11/31
(b)
(q)
...................... EUR 1,700 1,823,578
Techem Verwaltungsgesellschaft 674
mbH, 6.00%
,
07/30/26
(b)
....... 7,115 7,693,826
Techem Verwaltungsgesellschaft 675
mbH, 5.38%
,
07/15/29
(b)
....... 6,011 6,591,925
Tele Columbus AG, 10.00%
,
(10.00%
Cash or 10.00% PIK), 01/01/29
(a)(b)(p)
10,538 9,289,175
TK Elevator Holdco GmbH, 6.63%
,
07/15/28
(b)
................ 4,151 4,495,028
TK Elevator Midco GmbH
4.38%, 07/15/27
(b)
........... 6,229 6,693,321
TK Elevator US Newco, Inc., 5.25%
,
07/15/27
(c)
................ USD 11,520 11,304,107
Traton Finance Luxembourg SA
(b)
(3-mo. EURIBOR at 0.00% Floor +
1.00%), 3.70%, 01/21/26
(a)
... EUR 10,000 10,857,441
3.75%, 03/27/30 ............ 7,500 8,200,782
TUI Cruises GmbH
(b)
6.50%, 05/15/26 ............ 207 223,951
5.00%, 05/15/30 ............ 8,879 9,648,867
Volkswagen Bank GmbH, 4.38%
,
05/03/28
(b)
................ 600 672,738
Volkswagen Financial Services AG,
(3-mo. EURIBOR + 0.78%), 3.29%
,
06/10/27
(a)(b)
............... 16,410 17,795,059
Volkswagen Financial Services NV
(b)
4.25%, 10/09/25 ............ GBP 1,400 1,796,851
1.13%, 07/05/26 ............ 1,200 1,471,200
5.50%, 12/07/26 ............ 26,400 34,128,629
6.50%, 09/18/27 ............ 17,000 22,447,972
Volkswagen Group of America Finance
LLC, 4.35%
,
06/08/27
(c)
....... USD 400 395,301
Volkswagen International Finance
NV
(a)(b)
(5-Year EUR Swap Annual +
3.75%), 3.50%
(o)
.......... EUR 22,900 24,742,877
(12-Year EUR Swap Annual +
2.97%), 4.63%
(o)
.......... 14,700 15,934,848
(3-mo. EURIBOR + 0.65%), 3.02%,
03/27/26 ............... 13,400 14,514,052
Security
Par (000)
Par (000) Value
Germany (continued)
(10-Year EUR Swap Annual +
3.37%), 3.88%
(o)
.......... EUR 10,400 $ 11,049,533
(5-Year EUR Swap Annual +
2.92%), 3.75%
(o)
.......... 1,200 1,263,499
(10-Year EUR Swap Annual +
3.98%), 4.63%
(o)
.......... 16,200 17,342,905
Wintershall Dea Finance 2 BV, Series
NC5, (5-Year EUR Swap Annual +
2.92%), 2.50%
(a)(b)(o)
.......... 54,200 57,209,282
Wintershall Dea Finance BV
(b)
1.33%, 09/25/28 ............ 22,800 22,924,666
3.83%, 10/03/29 ............ 17,054 18,462,158
4.36%, 10/03/32 ............ 29,043 31,051,966
ZF Europe Finance BV
(b)
2.00%, 02/23/26 ............ 1,300 1,373,682
2.50%, 10/23/27 ............ 1,900 1,915,650
ZF Finance GmbH
(b)
3.00%, 09/21/25 ............ 7,900 8,478,254
5.75%, 08/03/26 ............ 5,100 5,598,491
2.00%, 05/06/27 ............ 1,800 1,834,425
2.75%, 05/25/27 ............ 3,100 3,189,322
2.25%, 05/03/28 ............ 1,900 1,864,432
3.75%, 09/21/28 ............ 5,200 5,263,016
ZF North America Capital, Inc.
(c)
7.13%, 04/14/30 ............ USD 484 465,928
6.75%, 04/23/30 ............ 235 223,304
6.88%, 04/23/32 ............ 440 408,201
1,156,696,042
Ghana — 0.0%
Kosmos Energy Ltd., 7.50%
,
03/01/28
(b)
1,468 1,372,580
Greece — 0.1%
Danaos Corp., 8.50%
,
03/01/28
(c)
... 6,825 6,937,817
Eurobank Ergasias Services & Holdings
SA, (5-Year EURIBOR ICE Swap
Rate + 2.00%), 4.25%
,
04/30/35
(a)(b)
EUR 2,100 2,233,665
Eurobank SA
(a)(b)
(1-Year EUR Swap Annual +
2.83%), 5.88%, 11/28/29 ..... 12,261 14,342,839
(1-Year EUR Swap Annual +
1.80%), 4.00%, 09/24/30 .... 6,382 7,017,081
(5-Year EURIBOR ICE Swap Rate +
2.17%), 4.88%, 04/30/31 .... 3,750 4,289,539
(1-Year EURIBOR ICE Swap Rate +
1.70%), 4.00%, 02/07/36 .... 4,225 4,408,792
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%),
5.88%
,
06/28/35
(a)(b)
.......... 11,496 13,114,533
52,344,266
Hong Kong — 0.4%
AIA Group Ltd.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.76%), 2.70%
(a)(o)
......... USD 10,000 9,750,000
5.40%, 09/30/54 ............ 18,000 16,875,720
CAS Capital No. 1 Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.64%), 4.00%
(a)
(b)(o)
..................... 6,133 5,903,013
Celestial Dynasty Ltd.
6.38%, 08/22/28
(b)
........... 8,800 8,527,728

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hong Kong (continued)
CLP Power Hong Kong Financing Ltd.,
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor +
0.85%), 5.18%
,
07/19/27
(a)(b)
.... AUD 7,570 $ 4,737,825
Elect Global Investments Ltd., 4.85%
(b)
(o)
...................... USD 4,026 2,769,888
Estate Sky Ltd., 5.45%
,
07/21/25
(b)
.. 9,310 9,030,700
FWD Group Holdings Ltd.
(b)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.08%), 6.68%
(a)(o)
......... 3,000 2,892,210
8.40%, 04/05/29 ............ 28,117 29,258,550
Link CB Ltd., 4.50%
,
12/12/27
(b)(q)
... HKD 40,000 5,200,465
Melco Resorts Finance Ltd.
4.88%, 06/06/25
(b)
........... USD 5,800 5,778,540
5.25%, 04/26/26
(b)
........... 2,900 2,867,520
5.63%, 07/17/27
(b)
........... 8,200 8,036,000
5.75%, 07/21/28
(b)
........... 18,000 17,325,000
5.38%, 12/04/29
(b)
........... 2,749 2,529,052
5.38%, 12/04/29
(c)
........... 392 360,636
7.63%, 04/17/32
(c)
........... 5,549 5,541,093
Peak RE Bvi Holding Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.01%), 5.35%
(a)
(b)(o)
..................... 5,000 4,956,250
REXLot Holdings Ltd.
(b)(d)(e)(f)(q)
6.00%, 04/28/17 ............ HKD 1,103 —
4.50%, 04/17/19 ............ 15,091 —
142,340,190
India — 1.2%
Acropolis Trade & Investments Ltd.,
11.04%
,
04/02/28 ........... USD 66,320 66,320,000
Adani Ports & Special Economic Zone
Ltd., 4.20%
,
08/04/27
(b)
........ 13,500 12,671,859
Adani Transmission Step-One Ltd.
(b)
4.00%, 08/03/26 ............ 5,000 4,800,000
4.25%, 05/21/36 ............ 9,425 7,752,063
Axis Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.32%), 4.10%
(a)(b)(o)
... 9,000 8,685,000
Biocon Biologics Global plc, 6.67%
,
10/09/29
(b)
................ 7,500 7,079,625
CA Magnum Holdings, 5.38%
,
10/31/26
(b)
................ 12,657 12,431,705
Clean Renewable Power Mauritius Pte.
Ltd., 4.25%
,
03/25/27
(b)
........ 14,498 13,936,251
Continuum Energy Aura Pte. Ltd.,
9.50%
,
02/24/27
(b)
........... 17,000 17,616,250
Continuum Green Energy India Pvt
7.50%, 06/26/33
(c)
........... 1,759 1,810,063
7.50%, 06/26/33
(b)
........... 5,656 5,820,356
Delhi International Airport Ltd., 6.13%
,
10/31/26
(b)
................ 15,000 15,000,000
Diamond II Ltd.
7.95%, 07/28/26
(c)
........... 1,306 1,316,611
7.95%, 07/28/26
(b)
........... 27,232 27,453,260
GMR Hyderabad International Airport
Ltd.
(b)
4.75%, 02/02/26 ............ 1,090 1,077,124
4.25%, 10/27/27 ............ 15,000 14,287,500
Greenko Dutch BV, 3.85%
,
03/29/26
(b)
5,386 5,217,794
Greenko Wind Projects Mauritius Ltd.
5.50%, 04/06/25
(b)
........... 10,000 9,992,000
7.25%, 09/27/28
(c)
........... 495 486,957
Security
Par (000)
Par (000) Value
India (continued)
7.25%, 09/27/28
(b)
........... USD 7,915 $ 7,786,381
HDFC Bank Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.93%), 3.70%
(a)(b)(o)
... 10,000 9,612,500
HPCL-Mittal Energy Ltd., 5.45%
,
10/22/26
(b)
................ 5,000 4,925,000
India Clean Energy Holdings, 4.50%
,
04/18/27
(b)
................ 5,000 4,742,750
India Cleantech Energy, 4.70%
,
08/10/26
(b)
................ 14,220 13,875,165
India Green Power Holdings, 4.00%
,
02/22/27
(b)
................ 11,463 10,887,923
India Vehicle Finance, 5.85%
,
03/25/29
(b)
................ 1,700 1,678,869
IRB Infrastructure Developers Ltd.,
7.11%
,
03/11/32
(b)
........... 15,000 15,093,750
JSW Hydro Energy Ltd., 4.13%
,
05/18/31
(b)
................ 3,793 3,395,081
Muthoot Finance Ltd., 6.38%
,
04/23/29
(b)
................ 10,000 9,840,000
Network i2i Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.39%), 3.98%
(a)(b)(o)
... 10,000 9,813,000
Periama Holdings LLC, 5.95%
,
04/19/26
(b)
................ 11,500 11,479,875
Piramal Finance Ltd., 7.80%
,
01/29/28
(b)
................ 18,968 18,825,740
ReNew Pvt Ltd., 5.88%
,
03/05/27
(b)
.. 12,000 11,800,440
ReNew Wind Energy AP2, 4.50%
,
07/14/28
(b)
................ 9,000 8,370,000
Sammaan Capital Ltd., 9.70%
,
07/03/27
(b)
................ 3,000 3,021,720
Shriram Finance Ltd., 6.15%
,
04/03/28
(b)
................ 5,000 4,951,250
Tata Capital Ltd., 5.39%
,
07/21/28
(b)
. 10,000 10,086,338
TML Holdings Pte. Ltd., 4.35%
,
06/09/26
(b)
................ 5,799 5,709,869
UPL Corp. Ltd., 4.50%
,
03/08/28
(b)
.. 5,000 4,650,000
Varanasi Aurangabad Nh-2 Tollway
Pvt Ltd.
5.90%, 02/28/34
(c)
........... 540 545,724
5.90%, 02/28/34
(b)
........... 2,805 2,834,733
Vedanta Resources Finance II plc
10.88%, 09/17/29
(b)
.......... 22,515 23,190,450
10.88%, 09/17/29
(c)
.......... 29,669 30,559,070
9.48%, 07/24/30
(c)
........... 8,371 8,297,084
9.48%, 07/24/30
(b)
........... 5,350 5,302,760
11.25%, 12/03/31
(c)
.......... 8,963 9,478,372
9.85%, 04/24/33
(c)
........... 5,482 5,480,355
489,988,617
Indonesia — 0.3%
Cikarang Listrindo Tbk. PT, 4.95%
,
09/14/26
(b)
................ 10,000 9,980,000
Freeport Indonesia PT
(b)
4.76%, 04/14/27 ............ 2,312 2,296,972
5.32%, 04/14/32 ............ 10,000 9,812,600
6.20%, 04/14/52 ............ 18,000 17,505,000
Indofood CBP Sukses Makmur Tbk. PT,
4.75%
,
06/09/51
(b)
........... 8,191 6,501,606
Medco Bell Pte. Ltd., 6.38%
,
01/30/27
(b)
4,235 4,201,120
Medco Laurel Tree Pte. Ltd., 6.95%
,
11/12/28
(b)
................ 15,120 14,873,544

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Indonesia (continued)
Medco Maple Tree Pte. Ltd.
8.96%, 04/27/29
(c)
........... USD 6,306 $ 6,485,721
8.96%, 04/27/29
(b)
........... 18,000 18,513,000
Minejesa Capital BV
(b)
4.63%, 08/10/30 ............ 5,463 5,301,500
5.63%, 08/10/37 ............ 18,000 16,897,500
Star Energy Geothermal Darajat II
(b)
3.25%, 04/14/29 ............ 1,099 1,041,283
4.85%, 10/14/38 ............ 2,031 1,868,114
Star Energy Geothermal Wayang
Windu Ltd., 6.75%
,
04/24/33
(b)
... 9,685 9,709,213
124,987,173
Ireland — 0.1%
AIB Group plc, (5-Year EURIBOR ICE
Swap Rate + 3.71%), 6.00%
(a)(b)(o)
. EUR 4,525 4,770,561
Cedacri SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor +
4.63%), 7.18%, 05/15/28 .... 4,281 4,634,832
(3-mo. EURIBOR at 0.00% Floor +
5.50%), 8.06%, 05/15/28 .... 4,182 4,544,606
Fidelity Grand Harbour CLO DAC,
Series 2023-2X, Class D, (3-mo.
EURIBOR at 4.10% Floor + 4.10%),
6.89%
,
04/15/38
(a)(b)
.......... 781 851,045
GGAM Finance Ltd.
(c)
8.00%, 02/15/27 ............ USD 99 101,427
8.00%, 06/15/28 ............ 1,296 1,358,996
ION Trading Technologies SARL
(c)
5.75%, 05/15/28 ............ 329 306,125
9.50%, 05/30/29 ............ 2,387 2,396,037
Virgin Media O2 Vendor Financing
Notes V DAC, 7.88%
,
03/15/32
(b)
. GBP 16,673 20,969,343
39,932,972
Israel — 0.1%
Teva Pharmaceutical Finance
Netherlands II BV
1.88%, 03/31/27
(b)
........... EUR 1,484 1,543,111
3.75%, 05/09/27 ............ 4,876 5,238,201
7.38%, 09/15/29 ............ 3,000 3,612,893
7.38%, 09/15/29 ............ 7,536 9,075,589
4.38%, 05/09/30 ............ 4,764 5,113,606
Teva Pharmaceutical Finance
Netherlands III BV
3.15%, 10/01/26 ............ USD 1,145 1,106,757
5.13%, 05/09/29 ............ 555 541,125
7.88%, 09/15/29 ............ 1,454 1,563,631
27,794,913
Italy — 1.7%
A2A SpA, (5-Year EURIBOR ICE Swap
Rate + 2.26%), 5.00%
(a)(b)(o)
..... EUR 3,300 3,621,311
Azzurra Aeroporti SpA, 2.63%
,
05/30/27
(b)
................ 5,699 6,017,824
Banca Monte dei Paschi di Siena SpA,
3.50%
,
04/23/29
(b)
........... 34,600 38,425,488
Banco BPM SpA, 3.88%
,
09/18/26
(b)
. 49,840 55,050,347
Bubbles Bidco SpA
(b)
6.50%, 09/30/31 ............ 7,461 8,067,825
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.60%, 09/30/31
(a)
... 11,024 11,916,418
Duomo Bidco SpA, (3-mo. EURIBOR
at 0.00% Floor + 4.13%), 6.91%
,
07/15/31
(a)(b)
............... 4,384 4,767,918
Security
Par (000)
Par (000) Value
Italy (continued)
Enel Finance International NV, 2.88%
,
04/11/29
(b)
................ GBP 17,830 $ 21,249,878
Enel SpA
(a)(b)(o)
(5-Year EUR Swap Annual +
2.68%), 2.25% ........... EUR 15,300 16,150,228
Series 6.5Y, (5-Year EUR Swap
Annual + 1.72%), 1.38% ..... 32,100 32,701,008
(5-Year EURIBOR ICE Swap Rate +
2.01%), 4.25% ........... 10,300 10,992,337
Engineering - Ingegneria Informatica
- SpA
(b)
11.13%, 05/15/28 ........... 11,275 12,862,199
(3-mo. EURIBOR at 0.00% Floor +
5.75%), 8.11%, 02/15/30
(a)
... 935 1,015,473
Eni SpA
Series NC6, (5-Year EUR Swap
Annual + 2.20%), 2.00%
(a)(b)(o)
. 6,400 6,678,109
(5-Year EUR Swap Annual +
2.08%), 4.50%
(a)(b)(o)
........ 5,450 5,834,154
(5-Year EUR Swap Annual +
2.40%), 4.88%
(a)(b)(o)
........ 4,225 4,479,178
5.70%, 10/01/40
(c)
........... USD 200 193,138
Fedrigoni SpA
(b)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.36%, 01/15/30
(a)
... EUR 6,326 6,815,764
6.13%, 06/15/31 ............ 20,643 21,776,325
Fiber Midco SpA
10.00%, (10.00% Cash or 10.75%
PIK), 06/15/29
(b)(p)
......... 4,223 4,497,835
Fibercop SpA
2.88%, 01/28/26
(b)
........... 910 973,996
6.88%, 02/15/28
(b)
........... 3,318 3,804,095
7.88%, 07/31/28
(b)
........... 7,871 9,339,875
1.63%, 01/18/29 ............ 3,983 3,881,541
Series 2034, 6.00%, 09/30/34
(c)
.. USD 4,791 4,363,503
7.20%, 07/18/36
(c)
........... 7,101 6,837,980
7.72%, 06/04/38
(c)
........... 630 630,831
FIS Fabbrica Italiana Sintetici SpA,
5.63%
,
08/01/27
(b)
........... EUR 11,346 12,269,657
Iccrea Banca SpA, 4.00%
,
11/08/27
(b)
33,040 36,895,826
IMA Industria Macchine Automatiche
SpA
(b)
3.75%, 01/15/28 ............ 7,872 8,384,313
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.54%, 04/15/29
(a)
... 11,317 12,232,667
Infrastrutture Wireless Italiane SpA
(b)
1.63%, 10/21/28 ............ 5,590 5,777,846
1.75%, 04/19/31 ............ 3,313 3,300,255
Intesa Sanpaolo SpA
(5-Year EUR Swap Annual +
5.85%), 5.50%
(a)(b)(o)
........ 5,000 5,419,984
0.75%, 03/16/28
(b)
........... 6,800 6,928,728
(5-Year EURIBOR ICE Swap Rate +
6.26%), 9.13%
(a)(b)(o)
........ 2,875 3,557,502
5.15%, 06/10/30
(b)
........... GBP 15,009 18,710,599
8.51%, 09/20/32
(b)
........... 1,037 1,507,631
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.75%), 4.95%, 06/01/42
(a)(c)
.. USD 25,138 20,213,148
Irca SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.25%
,
12/15/29
(a)(b)
EUR 9,107 9,847,399
Itelyum Regeneration Spa, 5.75%
,
04/15/30
(b)
................ 1,385 1,486,369
Lottomatica Group SpA
(b)
5.38%, 06/01/30 ............ 3,691 4,098,408

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy (continued)
(3-mo. EURIBOR at 0.00% Floor +
4.00%), 6.49%, 12/15/30
(a)
... EUR 6,167 $ 6,692,221
(3-mo. EURIBOR at 0.00% Floor +
3.25%), 5.74%, 06/01/31
(a)
... 2,714 2,956,740
Midnights SPV SRL, (3-mo. EURIBOR
+ 3.15%), 6.73%
,
08/22/26
(a)(b)(f)
.. 16,475 17,785,080
Nexi SpA, 0.00%
,
02/24/28
(b)(i)(q)
.... 27,100 26,455,940
Pachelbel Bidco SpA
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.86%, 05/17/31
(a)(b)
.. 12,917 14,061,849
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor +
3.88%), 6.23%, 12/31/29
(a)
... 10,386 11,286,534
6.75%, 12/31/29 ............ 11,310 12,766,072
Snam SpA
(b)
(3-mo. EURIBOR + 0.40%), 3.18%,
04/15/26
(a)
.............. 21,023 22,762,085
0.88%, 10/25/26 ............ 8,077 8,507,581
Taurus Law 130 Securities SRL,
(Acquired 07/14/23, cost
$15,989,318), (3-mo. EURIBOR +
3.25%), 5.77%
,
08/22/27
(a)(b)(f)(k)
.. 14,557 15,571,884
TeamSystem SpA
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 6.29%, 07/31/31
(a)(b)
.. 7,289 7,891,448
Telecom Italia SpA
(b)
6.88%, 02/15/28 ............ 3,453 4,018,381
7.88%, 07/31/28 ............ 3,829 4,620,746
UniCredit SpA
(a)(b)
(3-mo. EURIBOR + 2.55%), 2.20%,
07/22/27 ............... 12,640 13,563,430
(3-mo. EURIBOR + 0.98%), 3.30%,
07/16/29 ............... 35,676 38,637,487
(3-mo. EURIBOR + 1.40%), 3.80%,
01/16/33 ............... 18,686 20,092,916
Unipol Assicurazioni SpA, 4.90%
,
05/23/34
(b)
................ 3,500 3,885,041
685,130,345
Jamaica — 0.0%
Digicel Group Holdings Ltd., Series
2B14, 0.00%
,
12/31/30
(c)(f)(i)
..... USD 2,510 150,619
Digicel Intermediate Holdings Ltd.,
10.94%
,
(10.94% Cash or 10.50%
PIK), 05/25/27
(p)
............. 4,903 4,842,105
Digicel Midco Ltd., 10.50%
,
(10.50%
Cash or 10.50% PIK), 11/25/28
(p)
. 3,449 3,006,055
7,998,779
Japan — 0.6%
ANA Holdings, Inc., 0.00%
,
12/10/31
(b)(i)
(q)
...................... JPY 3,000,000 21,601,440
Dai-ichi Life Insurance Co. Ltd. (The),
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.52%), 6.20%
(a)(c)(o)
.......... USD 26,385 26,468,007
Daiwa House Industry Co. Ltd., 0.00%
,
03/30/29
(b)(i)(q)
.............. JPY 10,000 69,505
Kansai Paint Co. Ltd.
(b)(i)(q)
0.00%, 03/08/29 ............ 10,000 67,904
0.00%, 03/07/31 ............ 10,000 67,838
Marubeni Corp., 5.38%
,
04/01/35
(b)
.. USD 4,225 4,238,043
Security
Par (000)
Par (000) Value
Japan (continued)
Meiji Yasuda Life Insurance Co., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.91%),
6.10%
,
06/11/55
(a)(c)
.......... USD 21,252 $ 21,177,274
Mitsubishi UFJ Financial Group, Inc.,
3.68%
,
02/22/27 ............ 3,300 3,259,438
Nagoya Railroad Co. Ltd., 0.00%
,
06/16/34
(b)(i)(q)
.............. JPY 20,000 137,809
Rakuten Card Co. Ltd., Series 6,
0.62%
,
12/17/26 ............ 400,000 2,567,259
Rakuten Group, Inc.
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.58%), 5.13%
(a)(c)(o)
........ USD 2,500 2,430,407
(5-Year EUR Swap Annual +
4.49%), 4.25%
(a)(b)(o)
........ EUR 21,357 21,707,724
9.75%, 04/15/29
(b)
........... USD 4,300 4,668,589
9.75%, 04/15/29
(c)
........... 3,399 3,690,357
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.25%), 8.13%
(a)(c)(o)
........ 8,420 8,314,448
Rohm Co. Ltd., 0.00%
,
04/24/29
(b)(i)(q)
. JPY 660,000 4,213,281
SoftBank Group Corp.
(b)
4.75%, 07/30/25 ............ EUR 2,888 3,124,181
3.13%, 09/19/25 ............ 6,981 7,510,631
4.00%, 07/06/26 ............ USD 2,879 2,814,307
(USISOA05 + 4.85%), 6.88%
(a)(o)
. 10,000 9,900,000
5.00%, 04/15/28 ............ EUR 3,813 4,169,381
5.38%, 01/08/29 ............ 8,531 9,405,990
3.38%, 07/06/29 ............ 11,167 11,472,643
4.00%, 09/19/29 ............ 645 673,342
3.88%, 07/06/32 ............ 100 100,020
3.88%, 07/06/32 ............ 6,087 6,088,233
5.75%, 07/08/32 ............ 26,426 29,145,922
Sumitomo Mitsui Financial Group, Inc.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 6.45%
(a)(o)
........... USD 23,559 23,083,695
Toyota Motor Finance Netherlands BV
(3-mo. EURIBOR + 0.40%), 3.02%,
04/30/26
(a)(b)
............. EUR 25,920 28,068,440
260,236,108
Jersey, Channel Islands — 0.2%
Aston Martin Capital Holdings Ltd.
10.00%, 03/31/29
(c)
.......... USD 7,514 6,793,978
10.38%, 03/31/29
(b)
.......... GBP 18,181 21,860,124
TER Finance Jersey Ltd., Series 22,
0.00%
,
10/02/25
(c)(i)
.......... USD 58,596 56,486,081
85,140,183
Kazakhstan — 0.0%
Kaspi.KZ JSC, 6.25%
,
03/26/30
(c)
... 490 484,145
Kuwait — 0.0%
(b)
EQUATE Petrochemical Co. KSC
5.00%, 05/18/25 ............ 538 537,586
4.25%, 11/03/26 ............ 1,920 1,898,457
MEGlobal Canada ULC, 5.88%
,
05/18/30 ................. 1,500 1,556,250
NBK Tier 1 Ltd., (6-Year USD Constant
Maturity + 2.88%), 3.63%
(a)(o)
.... 4,000 3,865,000
7,857,293

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Luxembourg — 0.7%
ADLER Financing SARL
8.25%, 12/31/28 ............ EUR 19,530 $ 21,313,979
10.00%, 12/31/29 ........... 3,827 4,261,038
Cidron Aida Finco SARL, 6.25%
,
04/01/28
(b)
................ GBP 9,308 12,083,727
Ephios Subco 3 SARL, 7.88%
,
01/31/31
(b)
................ EUR 12,916 14,878,558
Garfunkelux Holdco 3 SA
(b)
6.75%, 11/01/25 ............ 7,782 5,816,191
7.75%, 11/01/25 ............ GBP 7,650 6,769,093
Herens Holdco SARL, 4.75%
,
05/15/28
(c)
................ USD 3,005 2,703,204
INEOS Finance plc
(b)
6.38%, 04/15/29 ............ EUR 9,786 10,832,915
5.63%, 08/15/30 ............ 2,415 2,605,887
Intelsat Jackson Holdings SA, 6.50%
,
03/15/30
(c)
................ USD 1,980 1,881,080
Kleopatra Finco SARL
(b)
4.25%, 03/01/26 ............ EUR 4,414 4,414,894
4.25%, 03/01/26 ............ 1,422 1,422,288
Kleopatra Holdings 2 SCA, 6.50%
,
09/01/26
(b)
................ 1,751 1,521,785
Mitsubishi UFJ Investor Services &
Banking Luxembourg SA, Series
PRX, (3-mo. EURIBOR + 4.50%),
7.02%
,
12/15/50
(a)(q)
.......... 4,500 2,843,461
Monitchem HoldCo 3 SA, 8.75%
,
05/01/28
(b)
................ 5,203 5,640,789
Petroleos Mexicanos, 7.50%
,
03/20/26
(c)
................ USD 89,906 89,456,470
Prologis International Funding II SA,
3.13%
,
06/01/31
(b)
........... EUR 5,000 5,264,633
SES SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate +
3.19%), 2.88%
(o)
.......... 49,472 51,113,587
(5-Year EURIBOR ICE Swap Rate +
3.59%), 6.00%, 09/12/54 .... 2,690 2,676,001
Summer BC Holdco B SARL
(b)
5.88%, 02/15/30 ............ 4,299 4,572,316
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.79%, 02/15/30
(a)
... 6,002 6,497,606
Titanium 2l Bondco SARL, 6.25%
,
(6.25% Cash or 6.25% PIK),
01/14/31
(p)
................ 38,898 11,382,656
Vivion Investments SARL
(b)(p)
8.25%, (8.25% Cash or 7.90% PIK),
08/31/28 ............... 2,930 3,107,239
8.00%, (8.00% Cash or 7.90% PIK),
02/28/29 ............... 3,161 3,312,054
276,371,451
Macau — 0.3%
MGM China Holdings Ltd.
5.88%, 05/15/26
(b)
........... USD 350 349,377
5.88%, 05/15/26
(c)
........... 327 326,418
4.75%, 02/01/27
(b)
........... 13,466 13,163,015
7.13%, 06/26/31
(c)
........... 3,117 3,183,236
7.13%, 06/26/31
(b)
........... 745 760,831
Sands China Ltd.
(h)
5.13%, 08/08/25 ............ 800 799,104
3.80%, 01/08/26 ............ 3,651 3,605,362
5.40%, 08/08/28 ............ 5,490 5,483,138
2.85%, 03/08/29 ............ 4,000 3,616,920
4.38%, 06/18/30 ............ 18,000 16,998,840
Studio City Co. Ltd., 7.00%
,
02/15/27
(b)
6,000 6,034,800
Security
Par (000)
Par (000) Value
Macau (continued)
Studio City Finance Ltd.
6.00%, 07/15/25
(b)
........... USD 5,500 $ 5,489,000
6.50%, 01/15/28
(b)
........... 5,000 4,853,150
5.00%, 01/15/29
(c)
........... 3,100 2,790,620
5.00%, 01/15/29
(b)
........... 9,866 8,881,373
Wynn Macau Ltd.
5.50%, 01/15/26
(c)
........... 2,896 2,878,190
5.50%, 01/15/26
(b)
........... 1,700 1,689,545
5.63%, 08/26/28
(b)
........... 18,000 17,302,500
4.50%, 03/07/29
(c)(q)
.......... 21,000 21,147,000
119,352,419
Mexico — 0.1%
Banco Mercantil del Norte SA
(a)(c)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.64%), 5.88% ........... 1,620 1,564,289
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.07%), 8.38% ........... 2,717 2,685,700
FIEMEX Energia - Banco Actinver
SA Institucion de Banca Multiple,
7.25%
,
01/31/41
(c)
........... 8,710 8,613,827
Food Service Project SA, 5.50%
,
01/21/27
(b)
................ EUR 4,105 4,418,762
Grupo Aeromexico SAB de CV, 8.25%
,
11/15/29
(b)
................ USD 495 474,581
Grupo Posadas SAB de CV, 7.00%
,
12/30/27
(b)(h)
............... 11,694 10,973,372
Industrias Penoles SAB de CV, 4.15%
,
09/12/29
(b)
................ 323 308,155
Trust Fibra Uno
(b)
4.87%, 01/15/30 ............ 229 213,686
7.70%, 01/23/32 ............ 380 392,112
29,644,484
Netherlands — 0.7%
ABN AMRO Bank NV, 4.38%
,
10/20/28
(b)
................ EUR 31,900 36,028,774
Boels Topholding BV
(b)
6.25%, 02/15/29 ............ 3,652 4,077,247
5.75%, 05/15/30 ............ 8,780 9,708,564
Cooperatieve Rabobank UA
(a)(b)
(5-Year EUR Swap Annual +
4.68%), 4.38%
(o)
.......... 5,800 6,195,341
(GUKG1 + 1.05%), 1.88%, 07/12/28 GBP 3,300 3,992,660
IMCD NV
(b)
2.13%, 03/31/27 ............ EUR 6,945 7,384,894
4.88%, 09/18/28 ............ 22,370 25,350,899
3.63%, 04/30/30 ............ 20,447 22,040,802
ING Groep NV
(5-Year USD Swap Semi + 4.45%),
6.50%
(a)(o)
............... USD 800 799,481
3.00%, 02/18/26
(b)
........... GBP 3,300 4,192,882
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.86%), 3.88%
(a)(o)
......... USD 7,330 6,718,344
(3-mo. EURIBOR + 0.70%), 0.38%,
09/29/28
(a)(b)
............. EUR 15,000 15,204,257
(3-mo. EURIBOR + 1.72%), 3.88%,
08/12/29
(a)(b)
............. 17,800 19,660,280
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.80%),
6.25%, 05/20/33
(a)(b)
........ GBP 10,600 13,917,190
(USISSO05 + 4.08%), 7.25%
(a)(b)(o)
USD 6,250 6,328,125

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Louis Dreyfus Co. Finance BV, 2.38%
,
11/27/25
(b)
................ EUR 3,992 $ 4,308,460
NN Group NV, (5-Year EURIBOR ICE
Swap Rate + 3.45%), 5.75%
(a)(b)(o)
. 2,850 2,988,317
Nobian Finance BV, 3.63%
,
07/15/26
(b)
3,323 3,575,194
Q-Park Holding I BV
(b)
2.00%, 03/01/27 ............ 2,488 2,602,840
5.13%, 03/01/29 ............ 3,678 4,043,839
5.13%, 02/15/30 ............ 763 836,211
5.13%, 02/15/30 ............ 6,830 7,485,350
REWE International Finance BV,
4.88%
,
09/13/30
(b)
........... 13,500 15,474,644
Sunrise FinCo. I BV, 4.88%
,
07/15/31
(c)
USD 4,000 3,637,460
Sunrise HoldCo IV BV, 5.50%
,
01/15/28
(c)
................ 4,087 4,019,696
Trivium Packaging Finance BV
3.75%, 08/15/26
(b)(h)
.......... EUR 1,106 1,181,017
5.50%, 08/15/26
(c)(h)
.......... USD 7,728 7,608,322
(3-mo. EURIBOR at 3.75% Floor +
3.75%), 6.31%, 08/15/26
(a)(b)
.. EUR 1,483 1,603,728
8.50%, 08/15/27
(c)(h)
.......... USD 2,231 2,219,546
Viterra Finance BV
(b)
0.38%, 09/24/25 ............ EUR 13,300 14,219,860
1.00%, 09/24/28 ............ 13,866 13,992,188
VZ Secured Financing BV
3.50%, 01/15/32
(b)
........... 1,500 1,439,481
5.00%, 01/15/32
(c)
........... USD 6,070 5,274,368
VZ Vendor Financing II BV, 2.88%
,
01/15/29
(b)
................ EUR 5,001 4,830,592
Ziggo Bond Co. BV
5.13%, 02/28/30
(c)
........... USD 400 348,536
6.13%, 11/15/32
(b)
........... EUR 5,378 5,505,570
Ziggo BV
2.88%, 01/15/30
(b)
........... 5,250 5,152,514
4.88%, 01/15/30
(c)
........... USD 1,117 1,023,214
294,970,687
Nigeria — 0.0%
IHS Holding Ltd.
(c)
6.25%, 11/29/28 ............ 10,980 10,581,975
7.88%, 05/29/30 ............ 2,275 2,252,250
12,834,225
Norway — 0.0%
Var Energi ASA, (5-Year EURIBOR
ICE Swap Rate + 4.77%), 7.86%
,
11/15/83
(a)(b)
............... EUR 10,387 12,244,766
Oman — 0.0%
EDO Sukuk Ltd., 5.66%
,
07/03/31
(b)
. USD 4,000 4,023,660
Panama — 0.0%
AES Panama Generation Holdings
SRL, 4.38%
,
05/31/30
(b)
....... 412 368,269
Peru — 0.0%
Pluspetrol Camisea SA, 6.24%
,
07/03/36
(c)
................ 2,716 2,781,184
Volcan Cia Minera SAA
8.75%, 01/24/30
(c)
........... 3,804 3,739,636
8.75%, 01/24/30
(b)
........... 648 637,036
7,157,856
Security
Par (000)
Par (000) Value
Philippines — 0.3%
(b)
ACEN Finance Ltd., 4.00%
(o)
...... USD 14,059 $ 9,307,058
Globe Telecom, Inc., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 5.53%), 4.20%
(a)
(o)
...................... 11,000 10,777,470
Manila Water Co., Inc., 4.38%
,
07/30/30 2,473 2,366,735
Petron Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity
+ 7.57%), 5.95%
(a)(o)
.......... 18,017 17,882,774
Rizal Commercial Banking Corp., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 6.24%),
6.50%
(a)(o)
................. 18,000 17,983,125
San Miguel Corp., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 10.24%), 5.50%
(a)(o)
... 18,111 17,997,806
San Miguel Global Power Holdings
Corp.
(a)(o)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
7.73%), 8.75% ........... 11,000 11,253,000
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
6.40%), 8.13% ........... 10,450 10,476,125
SMIC SG Holdings Pte. Ltd., 5.38%
,
07/24/29 ................. 3,871 3,885,516
VLL International, Inc.
7.25%, 07/20/27 ............ 1,212 1,148,382
9.38%, 07/29/29 ............ 5,611 5,342,065
108,420,056
Poland — 0.0%
ORLEN SA, 6.00%
,
01/30/35
(c)
..... 1,983 2,027,617
Portugal — 0.3%
(b)
Banco Espirito Santo SA
(d)(e)
2.63%, 05/08/17 ............ EUR 6,100 1,385,145
4.75%, 01/15/18 ............ 15,500 3,519,632
4.00%, 01/21/25 ............ 19,000 4,314,387
EDP SA
(a)
(5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54 .... 4,800 5,255,248
(5-Year EURIBOR ICE Swap Rate +
2.40%), 4.63%, 09/16/54 .... 7,000 7,606,946
(5-Year EUR Swap Annual +
1.84%), 1.70%, 07/20/80 .... 33,700 36,202,805
(5-Year EUR Swap Annual +
2.38%), 1.88%, 08/02/81 .... 40,800 43,262,581
Series NC5., (5-Year EUR Swap
Annual + 1.89%), 1.50%,
03/14/82 ............... 18,300 19,045,748
120,592,492
Qatar — 0.0%
(b)
ABQ Finance Ltd., 4.95%
,
03/25/30 . USD 8,325 8,291,200
QNB Finance Ltd., 2.63%
,
05/12/25 . 617 615,149
8,906,349
Republic of Turkiye — 0.0%
Eregli Demir ve Celik Fabrikalari TAS
8.38%, 07/23/29
(c)
........... 2,004 2,023,414
8.38%, 07/23/29
(b)
........... 273 275,645
Sisecam UK plc, 8.25%
,
05/02/29
(b)
. 778 783,130
Turk Telekomunikasyon A/S, 7.38%
,
05/20/29
(b)
................ 416 418,600

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Republic of Turkiye (continued)
Turkish Airlines Pass-Through Trust,
Series 2015-1, Class A, 4.20%
,
03/15/27
(c)
................ USD 2,381 $ 2,314,706
TVF Varlik Kiralama A/S, 6.95%
,
01/23/30
(b)
................ 492 488,925
6,304,420
Saudi Arabia — 0.2%
Al Rajhi Bank, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 1.89%), 6.38%
(a)(b)(o)
... 2,000 2,029,600
Al Rajhi Sukuk Ltd., (6-Year USD
Constant Maturity + 1.59%), 6.25%
(a)
(b)(o)
..................... 20,538 20,775,419
EIG Pearl Holdings SARL, 3.55%
,
08/31/36
(b)
................ 4,963 4,359,872
Ma'aden Sukuk Ltd.
(c)
5.25%, 02/13/30 ............ 3,361 3,399,853
5.50%, 02/13/35 ............ 2,704 2,737,800
NCB Tier 1 Sukuk Ltd., (6-Year USD
Constant Maturity + 2.89%), 3.50%
(a)
(b)(o)
..................... 4,000 3,872,000
Riyad T1 Sukuk Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.91%), 5.50%
(a)
(b)(o)
..................... 15,000 14,681,250
Saudi Electricity Sukuk Programme
Co.
(b)
4.94%, 02/13/29 ............ 280 280,709
5.23%, 02/18/30 ............ 10,607 10,719,699
5.49%, 02/18/35 ............ 10,000 10,120,000
5.68%, 04/11/53 ............ 559 550,615
SNB Funding Ltd., (1-day SOFR at
0.00% Floor + 1.20%), 5.52%
,
03/17/30
(a)(b)
............... 10,000 10,006,300
83,533,117
Singapore — 0.2%
Continuum Energy Pte. Ltd., 12.85%
,
(12.85% Cash or 7.85% PIK),
09/11/27
(c)(f)(p)
............... 7,287 7,450,870
DBS Bank Ltd., 3.21%
,
08/19/26
(b)
.. EUR 21,840 23,860,722
GLP Pte. Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.74%), 4.50%
(a)(b)(o)
... USD 10,000 6,500,000
Oversea-Chinese Banking Corp. Ltd.,
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.58%), 1.83%
,
09/10/30
(a)(b)
.... 8,000 7,892,800
Puma International Financing SA,
7.75%
,
04/25/29
(b)
........... 20,000 20,175,000
ST Engineering RHQ Ltd., 1.50%
,
04/29/25
(b)
................ 10,000 9,969,700
Straits Trading Co. Ltd., 3.25%
,
02/13/28
(b)(q)
............... SGD 6,000 4,376,465
Trafigura Group Pte. Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 6.92%), 5.88%
(a)
(b)(o)
..................... USD 1,300 1,281,540
81,507,097
Slovenia — 0.0%
United Group BV
(b)
4.63%, 08/15/28 ............ EUR 2,108 2,239,719
(3-mo. EURIBOR at 4.25% Floor +
4.25%), 6.81%, 02/01/29
(a)
... 2,784 3,006,727
Security
Par (000)
Par (000) Value
Slovenia (continued)
6.75%, 02/15/31 ............ EUR 562 $ 616,806
(3-mo. EURIBOR at 0.00% Floor +
4.25%), 6.81%, 02/15/31
(a)
... 4,140 4,470,986
6.50%, 10/31/31 ............ 3,496 3,803,133
14,137,371
South Africa — 0.2%
Anglo American Capital plc
(b)
4.50%, 09/15/28 ............ 1,837 2,087,632
3.75%, 06/15/29 ............ 11,300 12,486,890
5.00%, 03/15/31 ............ 19,187 22,192,479
4.13%, 03/15/32 ............ 6,795 7,487,035
4.75%, 09/21/32 ............ 9,563 10,856,358
Liquid Telecommunications Financing
plc, 5.50%
,
09/04/26
(b)
........ USD 326 282,398
Sappi Papier Holding GmbH, 4.50%
,
03/15/32
(b)
................ EUR 1,735 1,857,295
Sasol Financing USA LLC
4.38%, 09/18/26 ............ USD 697 673,197
6.50%, 09/27/28 ............ 1,530 1,466,092
Stillwater Mining Co.
(b)
4.00%, 11/16/26 ............ 297 284,006
4.50%, 11/16/29 ............ 284 236,609
Transnet SOC Ltd., 8.25%
,
02/06/28
(b)
914 927,079
60,837,070
South Korea — 0.3%
Hanwha Life Insurance Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 1.85%),
3.38%
,
02/04/32
(a)(b)
.......... 9,000 8,709,570
Hyundai Card Co. Ltd., 5.75%
,
04/24/29
(b)
................ 962 984,213
KB Capital Co. Ltd., 1.50%
,
10/28/25
(b)
7,427 7,289,155
KB Kookmin Card Co. Ltd., 4.00%
,
06/09/25
(b)
................ 10,000 9,983,300
KODIT Global Co. Ltd., 3.62%
,
05/27/25
(b)
................ 8,698 8,681,039
Korea East-West Power Co. Ltd.
(b)
1.75%, 05/06/25 ............ 8,862 8,827,793
3.60%, 05/06/25 ............ 5,405 5,395,487
Korea Western Power Co. Ltd., 4.13%
,
06/28/25
(b)
................ 1,163 1,161,170
Korean Air Lines Co. Ltd., 4.75%
,
09/23/25
(b)
................ 500 499,635
KT Corp., 4.00%
,
08/08/25
(b)
...... 7,326 7,305,194
LG Electronics, Inc.
5.63%, 04/24/27
(c)
........... 4,283 4,355,640
5.63%, 04/24/27
(b)
........... 469 476,954
5.63%, 04/24/29
(c)
........... 1,296 1,329,605
LG Energy Solution Ltd.
(b)
5.38%, 04/02/30 ............ 10,000 9,970,100
(1-day SOFR + 1.70%), 6.08%,
04/02/30
(a)
.............. 10,000 9,965,900
LOTTE Property & Development Co.
Ltd., 4.50%
,
08/01/25
(b)
........ 1,845 1,841,568
NongHyup Bank, (1-day SOFR +
0.80%), 5.15%
,
07/22/27
(a)(b)
.... 4,840 4,844,211
POSCO, 5.75%
,
01/17/28
(c)
....... 1,427 1,461,191
Shinhan Financial Group Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 2.06%),
2.88%
(a)(b)(o)
................ 1,229 1,191,565
SK Battery America, Inc., 2.13%
,
01/26/26
(b)
................ 472 455,999

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Korea (continued)
SK Hynix, Inc., 6.25%
,
01/17/26
(b)
... USD 383 $ 387,699
Tongyang Life Insurance Co. Ltd., (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.98%),
5.25%
(a)(b)(o)
................ 10,000 9,962,100
105,079,088
Spain — 1.2%
Abanca Corp. Bancaria SA, (5-Year
EURIBOR ICE Swap Rate + 2.45%),
4.63%
,
12/11/36
(a)(b)
.......... EUR 2,600 2,799,415
Arena Luxembourg Finance SARL,
(3-mo. EURIBOR + 2.50%), 4.84%
,
05/01/30
(a)(b)
............... 9,128 9,875,193
Banco Bilbao Vizcaya Argentaria SA
(a)(o)
(5-Year EURIBOR ICE Swap Rate +
5.54%), 8.38%
(b)
.......... 3,000 3,568,290
(5-Year EUR Swap Annual +
4.27%), 6.88%
(b)
.......... 3,800 4,263,025
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.25%), 7.75% ........... USD 11,311 11,071,787
Banco de Sabadell SA
(a)(b)
(5-Year EUR Swap Annual +
5.17%), 5.00%
(o)
.......... EUR 10,800 11,575,857
(5-Year EUR Swap Annual +
6.83%), 9.38%
(o)
.......... 5,000 6,055,659
(5-Year EUR Swap Annual +
2.95%), 2.50%, 04/15/31 .... 2,400 2,572,345
Banco Santander SA
(1-Year EUR Swap Annual +
1.05%), 3.63%, 09/27/26
(a)(b)
.. 32,900 35,725,892
(GUKG1 + 1.80%), 3.13%,
10/06/26
(a)(b)
............. GBP 11,200 14,312,912
(1-Year EUR Swap Annual +
0.95%), 3.50%, 01/09/28
(a)(b)
.. EUR 3,800 4,164,329
3.13%, 05/28/29
(b)
........... 10,300 11,353,132
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.30%), 9.63%
(a)(o)
......... USD 6,600 7,581,301
Bankinter SA
(a)(b)
(5-Year EUR Swap Annual +
6.71%), 6.25%
(o)
.......... EUR 4,000 4,398,945
(5-Year EURIBOR ICE Swap Rate +
4.71%), 7.38%
(o)
.......... 1,000 1,134,846
(5-Year EURIBOR ICE Swap Rate +
2.35%), 5.00%, 06/25/34 .... 4,400 4,927,713
CaixaBank SA
(a)(b)
(5-Year EUR Swap Annual +
4.50%), 5.25%
(o)
.......... 3,600 3,916,694
(5-Year EUR Swap Annual +
6.35%), 5.88%
(o)
.......... 7,800 8,640,599
(5-Year EUR Swap Annual +
1.63%), 1.25%, 06/18/31 .... 2,700 2,867,689
(5-Year EURIBOR ICE Swap Rate +
3.94%), 6.25%
(o)
.......... 3,600 3,882,948
Cellnex Finance Co. SA, 2.00%
,
02/15/33
(b)
................ 2,800 2,659,479
Cellnex Telecom SA
(b)(q)
2.13%, 08/11/30 ............ 1,600 1,826,980
0.75%, 11/20/31 ............ 23,300 22,084,981
Cirsa Finance International SARL
(b)
10.38%, 11/30/27 ........... 257 293,350
(3-mo. EURIBOR + 4.50%), 7.11%,
07/31/28
(a)
.............. 5,988 6,549,285
7.88%, 07/31/28 ............ 3,507 3,967,948
Security
Par (000)
Par (000) Value
Spain (continued)
6.50%, 03/15/29 ............ EUR 5,268 $ 5,914,456
Deutsche Bank SA, 3.63%
,
11/23/26
(b)
39,400 43,445,741
Grifols SA, 7.13%
,
05/01/30
(b)
..... 10,616 11,868,451
Iberdrola Finanzas SA
(b)
(5-Year EUR Swap Annual +
1.68%), 1.58%
(a)(o)
......... 16,500 16,977,407
Series IBE, 1.50%, 03/27/30
(q)
... 3,200 3,467,080
Iberdrola International BV
(a)(b)(o)
Series NC5, (5-Year EUR Swap
Annual + 2.32%), 1.87% ..... 13,400 14,272,079
Series NC6, (5-Year EUR Swap
Annual + 1.83%), 1.45% ..... 19,600 20,458,384
Kaixo Bondco Telecom SA, 5.13%
,
09/30/29
(b)
................ 1,673 1,817,959
Lorca Telecom Bondco SA
(b)
4.00%, 09/18/27 ............ 6,173 6,662,016
5.75%, 04/30/29 ............ 1,299 1,461,504
Natra SA, (6-mo. EURIBOR at 0.00%
Floor + 6.75%), 9.66%
,
10/13/29
(a)(f)
21,501 23,249,139
Naturgy Finance Iberia SA, (5-Year
EUR Swap Annual + 2.44%),
2.37%
(a)(b)(o)
................ 3,200 3,377,704
Repsol Europe Finance SARL
3.63%, 09/05/34
(b)
........... 11,300 11,987,806
Repsol International Finance BV, (5-
Year EUR Swap Annual + 2.77%),
2.50%
(a)(b)(o)
................ 44,795 47,356,692
Telefonica Emisiones SA
(b)
5.38%, 02/02/26 ............ GBP 26,723 34,628,931
3.72%, 01/23/34 ............ EUR 700 743,045
4.06%, 01/24/36 ............ 8,100 8,723,023
Telefonica Europe BV
(a)(b)(o)
(8-Year EUR Swap Annual +
2.97%), 3.88% ........... 18,600 20,162,461
(8-Year EUR Swap Annual +
3.07%), 2.88% ........... 11,800 12,474,679
(7-Year EUR Swap Annual +
3.35%), 6.14% ........... 9,900 11,347,162
(EUAMDB08 + 3.62%), 6.75% .. 400 475,238
(EUAMDB08 + 3.12%), 5.75% .. 10,200 11,445,173
504,386,724
Sweden — 0.4%
Balder Finland OYJ, 1.00%
,
01/20/29
(b)
4,323 4,249,575
Fastighets AB Balder, 1.13%
,
01/29/27
(b)
................ 999 1,042,616
Heimstaden Bostad AB, (5-Year EUR
Swap Annual + 3.15%), 2.63%
(a)(b)(o)
13,277 13,190,507
Heimstaden Bostad Treasury BV
(b)
0.63%, 07/24/25 ............ 800 855,043
1.38%, 03/03/27 ............ 5,916 6,141,860
1.00%, 04/13/28 ............ 2,600 2,580,031
Intrum AB
(b)(d)(e)
(3-mo. Stockholm Interbank Offered
Rates at 0.00% Floor + 3.30%),
5.65%, 09/09/26
(a)
......... SEK 6,000 453,650
3.00%, 09/15/27 ............ EUR 13,840 11,822,501
9.25%, 03/15/28 ............ 1,440 1,280,692
Skandinaviska Enskilda Banken AB,
(3-mo. EURIBOR + 0.38%), 2.99%
,
05/03/27
(a)(b)
............... 18,640 20,187,855
Stena International SA
7.25%, 01/15/31
(c)
........... USD 16,795 16,787,237
7.25%, 01/15/31
(b)
........... 18,016 18,007,673
7.63%, 02/15/31
(c)
........... 6,700 6,803,663

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sweden (continued)
Svenska Handelsbanken AB, (3-mo.
EURIBOR + 0.45%), 2.96%
,
03/08/27
(a)(b)
............... EUR 24,700 $ 26,785,937
Swedbank AB, (GUKG1 + 1.00%),
1.38%
,
12/08/27
(a)(b)
.......... GBP 3,266 3,981,663
Verisure Holding AB
(b)
3.88%, 07/15/26 ............ EUR 5,079 5,471,328
9.25%, 10/15/27 ............ 984 1,113,794
140,755,625
Switzerland — 0.6%
Argentum Netherlands BV, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.76%), 5.52%
(a)
(b)(o)
..................... USD 13,101 13,123,927
Julius Baer Group Ltd., (5-Year EUR
Swap Annual + 3.85%), 6.63%
(a)(b)(o)
EUR 4,522 5,000,936
Swisscom Finance BV, 3.88%
,
05/29/44
(b)
................ 8,617 8,953,655
UBS AG
(3-mo. EURIBOR at 0.00% Floor +
0.35%), 3.14%, 04/12/26
(a)(b)
.. 5,407 5,850,331
(1-day SOFR + 0.72%), 4.86%,
01/10/28
(a)
.............. USD 1,618 1,625,404
7.50%, 02/15/28 ............ 700 753,811
UBS Group AG
(a)
(5-Year USD Swap Semi + 4.59%),
6.88%
(b)(o)
............... 10,529 10,544,794
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.10%), 3.88%
(b)(o)
......... 2,302 2,230,965
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.86%), 5.13%
(b)(o)
......... 7,974 7,856,280
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(c)(o)
......... 1,833 1,778,043
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.40%), 4.88%
(b)(o)
......... 2,275 2,206,791
(1-Year EURIBOR ICE Swap Rate +
1.05%), 1.00%, 06/24/27
(b)
... EUR 2,306 2,438,878
(1-Year EURIBOR ICE Swap Rate +
0.77%), 0.65%, 01/14/28
(b)
... 749 778,421
(1-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.75%), 4.75%, 05/12/28
(c)
... USD 200 200,112
(1-Year EUR Swap Annual +
0.77%), 0.25%, 11/05/28
(b)
... EUR 22,000 22,153,324
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.75%), 9.25%
(c)(o)
......... USD 700 760,228
(1-Year EURIBOR ICE Swap Rate +
4.95%), 7.75%, 03/01/29
(b)
... EUR 10,300 12,538,879
(USISSO05 + 3.63%), 6.85%
(c)(o)
. USD 12,400 12,327,999
(USISSO05 + 3.08%), 7.00%
(c)(o)
. 20,607 20,294,413
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.31%), 4.38%
(b)(o)
......... 2,900 2,483,271
(1-Year EUR Swap Annual +
1.95%), 2.88%, 04/02/32
(b)
... EUR 14,979 15,499,133
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.76%), 9.25%
(c)(o)
......... USD 10,525 12,011,151
(USISSO05 + 3.18%), 7.13%
(c)(o)
. 16,439 16,169,673
Security
Par (000)
Par (000) Value
Switzerland (continued)
UBS Switzerland AG
(b)
2.58%, 09/23/27 ............ EUR 44,030 $ 47,712,380
3.30%, 03/05/29 ............ 16,150 17,826,051
VistaJet Malta Finance plc
(c)
9.50%, 06/01/28 ............ USD 2,150 2,127,859
6.38%, 02/01/30 ............ 2,954 2,587,797
247,834,506
Thailand — 0.2%
Bangkok Bank PCL
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.73%), 5.00%
(a)(b)(o)
........ 10,000 9,930,000
5.30%, 09/21/28
(c)
........... 4,119 4,178,932
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
1.90%), 3.73%, 09/25/34
(a)(b)
.. 14,577 13,461,422
Kasikornbank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.70%), 3.34%
,
10/02/31
(a)(b)
............... 10,000 9,680,100
Krung Thai Bank PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.53%), 4.40%
(a)
(b)(o)
..................... 11,980 11,752,380
Minor International PCL, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 7.92%), 2.70%
(a)
(b)(o)
..................... 5,300 5,140,205
Muangthai Capital PCL, 6.88%
,
09/30/28
(b)
................ 7,700 7,757,750
61,900,789
Ukraine — 0.1%
NAK Naftogaz Ukraine
(p)
7.13%, (7.13% Cash or 7.13% PIK),
07/19/26
(b)
.............. EUR 35,622 33,510,892
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(c)
.............. USD 7,091 5,637,020
7.63%, (7.63% Cash or 7.63% PIK),
11/08/28
(b)
.............. 815 647,891
VF Ukraine PAT
(h)
9.62%, 02/11/27
(b)
........... 2,526 2,469,173
9.62%, 02/11/27
(c)
........... 12,839 12,549,733
54,814,709
United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC, (5-
Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.52%),
8.00%
(a)(b)(o)
................ 993 1,057,545
Aldar Properties PJSC
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.04%), 6.62%, 04/15/55
(a)(b)
.. 9,675 9,808,031
Alpha Star Holding IX Ltd., 7.00%
,
08/26/28
(b)
................ 6,070 6,161,050
Alpha Star Holding VIII Ltd., 8.38%
,
04/12/27
(b)
................ 7,000 7,269,063
DP World Salaam, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 5.75%), 6.00%
(a)(b)(o)
... 7,726 7,733,243
Emirates NBD Bank PJSC
(a)(b)(o)
(6-Year USD Constant Maturity +
3.16%), 4.25% ........... 4,000 3,850,000
(6-Year USD Constant Maturity +
1.84%), 6.25% ........... 4,328 4,414,560

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Arab Emirates (continued)
Five Holdings Bvi Ltd., 9.38%
,
10/03/28
(b)
................ USD 2,500 $ 2,631,250
MAF Global Securities Ltd., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 3.54%), 6.38%
(a)
(b)(o)
..................... 1,517 1,518,745
Magellan Capital Holdings plc, (1-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.23%),
8.38%
,
07/08/29
(a)(b)
.......... 7,623 7,864,420
MDGH GMTN RSC Ltd., 4.38%
,
11/22/33
(c)
................. 1,797 1,710,636
54,018,543
United Kingdom — 3.3%
10x Future Technologies Services
Ltd., (Acquired 12/19/23, cost
$5,143,868), 15.00%
,
(15.00% Cash
or 15.00% PIK), 06/19/26
(f)(k)(p)
... GBP 4,125 5,728,261
Amber Finco plc, 6.63%
,
07/15/29
(b)
. EUR 3,344 3,758,152
Ardonagh Finco Ltd.
6.88%, 02/15/31
(b)
........... 28,621 31,566,845
Ashtead Capital, Inc., 4.25%
,
11/01/29
(c)
USD 900 866,474
B&M European Value Retail SA, 6.50%
,
11/27/31
(b)
................ GBP 1,671 2,105,281
Babcock International Group plc
(b)
1.88%, 10/05/26 ............ 9,600 11,853,057
1.38%, 09/13/27 ............ EUR 2,000 2,085,179
Barclays Bank plc, 6.28%
(a)(o)
...... USD 6,260 6,664,396
Barclays plc
3.00%, 05/08/26
(b)
........... GBP 3,266 4,132,571
3.25%, 02/12/27
(b)
........... 3,266 4,082,987
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 6.96%),
8.88%
(a)(b)(o)
.............. 6,450 8,675,640
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.41%), 4.38%
(a)(o)
......... USD 1,754 1,580,437
(3-mo. EURIBOR + 0.80%), 3.34%,
05/08/28
(a)(b)
............. EUR 27,143 29,452,098
4.84%, 05/09/28 ............ USD 200 199,300
(BPSWS5 + 5.64%), 9.25%
(a)(o)
.. GBP 7,000 9,573,672
(USISSO05 + 5.78%), 9.63%
(a)(o)
. USD 14,573 15,984,410
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.75%),
3.75%, 11/22/30
(a)(b)
........ GBP 10,200 13,000,045
(5-Year EUR Swap Annual +
1.55%), 1.13%, 03/22/31
(a)(b)
.. EUR 9,322 9,856,206
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.75%),
8.41%, 11/14/32
(a)(b)
........ GBP 6,860 9,415,420
(USISSO05 + 3.69%), 7.63%
(a)(o)
. USD 1,298 1,269,374
(1-Year EURIBOR ICE Swap Rate +
1.55%), 4.35%, 05/08/35
(a)(b)
.. EUR 21,100 23,071,979
(5-Year EURIBOR ICE Swap Rate +
2.10%), 4.97%, 05/31/36
(a)(b)
.. 8,650 9,637,958
BAT Capital Corp., 5.65%
,
03/16/52 . USD 15,384 14,161,731
BCP V Modular Services Finance II
plc
(b)
4.75%, 11/30/28 ............ EUR 2,888 3,021,429
6.13%, 11/30/28 ............ GBP 6,198 7,604,832
BCP V Modular Services Finance plc,
6.75%
,
11/30/29
(b)
........... EUR 1,235 1,220,227
Bellis Acquisition Co. plc, 8.13%
,
05/14/30
(b)
................ GBP 16,978 20,477,153
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Bellis Finco plc, 4.00%
,
02/16/27
(b)
.. GBP 700 $ 854,529
Belron UK Finance plc, 4.63%
,
10/15/29
(b)
................ EUR 6,679 7,276,168
Bracken MidCo1 plc, 6.75%
,
(6.75%
Cash or 7.50% PIK), 11/01/27
(b)(p)
. GBP 6,861 8,730,554
British Telecommunications plc
(a)
(5-Year EUR Swap Annual +
2.13%), 1.87%, 08/18/80
(b)
... EUR 36,715 39,381,298
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(c)
... USD 1,200 1,164,677
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.99%), 4.25%, 11/23/81
(b)
... 25,562 24,809,565
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.49%), 4.88%, 11/23/81
(c)
... 3,600 3,291,978
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.82%),
8.38%, 12/20/83
(b)
......... GBP 21,425 29,475,220
California Buyer Ltd., 5.63%
,
02/15/32
(b)
EUR 9,099 9,960,673
CD&R Firefly Bidco plc, 8.63%
,
04/30/29
(b)
................ GBP 18,819 24,795,632
Centrica plc, (5-Year U.K. Government
Bonds Note Generic Bid Yield +
2.51%), 6.50%
,
05/21/55
(a)(b)
.... 7,473 9,720,328
Channel Link Enterprises Finance
plc
(a)(b)
Series A8, (6-mo. EURIBOR +
5.90%), 2.71%, 06/30/50 .... EUR 4,400 4,618,014
Series A5, (Sterling Overnight
Index Average + 0.28%), 3.04%,
06/30/50 ............... GBP 3,075 3,566,052
CK Hutchison Group Telecom Finance
SA, 2.63%
,
10/17/34
(b)
........ 14,238 13,237,615
Connect Finco SARL, 9.00%
,
09/15/29
(c)
................ USD 9,547 8,704,276
ContourGlobal Power Holdings SA,
5.00%
,
02/28/30
(b)
........... EUR 4,630 4,962,613
Deuce Finco plc, 5.50%
,
06/15/27
(b)
. GBP 2,070 2,623,760
Direct Line Insurance Group plc,
(BPSWS5 + 3.39%), 4.75%
(a)(b)(o)
. 10,383 12,684,117
EC Finance plc, 3.00%
,
10/15/26
(b)
.. EUR 3,651 3,839,064
Edge Finco plc, 8.13%
,
08/15/31
(b)
.. GBP 17,759 23,398,992
EnQuest plc, 11.63%
,
11/01/27
(c)
... USD 2,800 2,880,282
Gatwick Airport Finance plc, 4.38%
,
04/07/26
(b)
................ GBP 5,935 7,532,372
Global Auto Holdings Ltd.
(c)
8.38%, 01/15/29 ............ USD 1,572 1,418,010
11.50%, 08/15/29 ........... 371 362,541
8.75%, 01/15/32 ............ 1,427 1,202,083
Global Switch Finance BV, 1.38%
,
10/07/30
(b)
................ EUR 16,296 16,482,786
Heathrow Finance plc
(b)
3.88%, 03/01/27
(h)
........... GBP 5,212 6,429,798
4.13%, 09/01/29
(h)
........... 1,956 2,300,601
6.63%, 03/01/31 ............ 11,724 15,000,270
Heathrow Funding Ltd., 6.00%
,
03/05/32
(b)
................ 2,936 3,768,118
Howden UK Refinance plc, 7.25%
,
02/15/31
(c)
................ USD 2,693 2,717,873
HSBC Holdings plc
(3-mo. EURIBOR + 1.00%), 3.39%,
09/24/26
(a)(b)
............. EUR 17,200 18,662,301

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
(BPISDS01 + 1.32%), 2.26%,
11/13/26
(a)(b)
............. GBP 35,500 $ 45,052,241
2.50%, 03/15/27
(b)
........... EUR 5,075 5,479,202
(3-mo. EURIBOR + 1.45%), 3.02%,
06/15/27
(a)(b)
............. 13,671 14,808,617
(Sterling Overnight Index Average +
1.31%), 1.75%, 07/24/27
(a)
... GBP 29,284 36,220,917
(5-Year EUR Swap Annual +
3.84%), 4.75%
(a)(b)(o)
........ EUR 3,109 3,273,700
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.30%), 6.88%
(a)(o)
......... USD 17,000 17,008,228
(1-day SOFR at 0.00% Floor +
1.29%), 5.61%, 11/19/30
(a)
... 15,000 15,129,912
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.65%), 4.60%
(a)(o)
......... 18,217 16,106,987
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.64%), 6.95%
(a)(o)
......... 1,000 995,708
(3-mo. ASX Australia Bank Bill Short
Term Rates Mid + 1.87%), 5.98%,
03/11/35
(a)(b)
............. AUD 9,050 5,611,237
(1-day SOFR + 1.90%), 5.87%,
11/18/35
(a)
.............. USD 1,200 1,195,709
INEOS Quattro Finance 2 plc
(b)
8.50%, 03/15/29 ............ EUR 13,015 14,752,288
6.75%, 04/15/30 ............ 5,824 6,286,332
Informa plc
(b)
3.13%, 07/05/26 ............ GBP 24,147 30,449,520
3.63%, 10/23/34 ............ EUR 9,753 10,323,537
Intu Jersey 2 Ltd., 2.88%
,
11/01/24
(b)(d)(e)
(q)
...................... GBP 3,730 746,897
ITV plc, 1.38%
,
09/26/26
(b)
........ EUR 603 641,206
Jerrold Finco plc, 5.25%
,
01/15/27
(b)
. GBP 12,790 16,323,225
Lloyds Banking Group plc
(a)(o)
(5-Year EURIBOR ICE Swap Rate +
5.29%), 4.95%
(b)
.......... EUR 6,340 6,861,817
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.44%),
7.50% ................. GBP 1,700 2,141,076
Market Bidco Finco plc
(b)
4.75%, 11/04/27 ............ EUR 4,130 4,326,437
5.50%, 11/04/27 ............ GBP 8,725 10,763,345
Metrocentre Finance plc, 8.75%
,
(8.75% Cash or 8.75% PIK),
12/05/25
(p)
................ 1,169 789,011
Mitchells & Butlers Finance plc,
Series D1, (Sterling Overnight
Index Average + 2.36%), 6.83%
,
06/15/36
(a)(b)
............... 2,225 2,451,206
Mobico Group plc
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 4.14%),
4.25%
(a)(o)
............... 6,838 8,435,502
3.62%, 11/20/28
(h)
........... 408 486,851
4.88%, 09/26/31 ............ EUR 11,046 11,725,344
Motability Operations Group plc
(b)
3.63%, 07/24/29 ............ 22,975 25,352,891
3.63%, 01/22/33 ............ 8,340 8,931,523
Motion Finco SARL, 7.38%
,
06/15/30
(b)
6,277 6,708,757
Nationwide Building Society
(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 5.63%),
5.75%
(a)(o)
............... GBP 5,100 6,403,200
Security
Par (000)
Par (000) Value
United Kingdom (continued)
3.00%, 03/03/30 ............ EUR 11,500 $ 12,328,009
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.85%),
7.50%
(a)(o)
............... GBP 7,975 10,224,444
(3-mo. EURIBOR + 1.15%), 3.83%,
07/24/32
(a)
.............. EUR 22,100 24,130,344
10.25%, 12/31/79
(a)
.......... GBP 2,500 4,222,408
NatWest Group plc
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.63%), 6.00%
(o)
.......... USD 3,300 3,294,709
(BPSW1 + 1.49%), 2.88%,
09/19/26
(b)
.............. GBP 13,408 17,122,927
(BPSW1 + 2.01%), 3.13%,
03/28/27
(b)
.............. 3,266 4,138,317
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.99%),
4.50%
(o)
................ 5,300 6,247,226
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.55%),
3.62%, 08/14/30
(b)
......... 12,000 15,447,987
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.29%),
7.50%
(o)
................ 6,475 8,138,954
(5-Year EUR Swap Annual +
1.27%), 1.04%, 09/14/32
(b)
... EUR 10,491 10,743,655
NIE Finance plc, 2.50%
,
10/27/25
(b)
. GBP 4,800 6,111,362
Pinewood Finco plc
6.00%, 03/27/30
(b)
........... 21,124 26,899,507
Pinnacle Bidco plc, 10.00%
,
10/11/28
(b)
8,709 11,889,405
Premier Foods Finance plc, 3.50%
,
10/15/26
(b)
................ 6,048 7,685,551
Rolls-Royce plc, 5.75%
,
10/15/27
(b)
.. 8,700 11,420,779
Santander UK Group Holdings plc,
3.63%
,
01/14/26
(b)
........... 3,266 4,175,325
SCC Power plc
(c)(p)
8.00%, (8.00% Cash or 8.00% PIK),
12/31/28 ............... USD 12,113 7,722,123
4.00%, (4.00% Cash or 4.00% PIK),
05/17/32 ............... 11,655 2,919,770
SP Distribution plc, 5.88%
,
07/17/26
(b)
GBP 2,566 3,355,569
Standard Chartered plc
(a)(b)
(1-Year EURIBOR ICE Swap Rate +
1.00%), 0.90%, 07/02/27 .... EUR 12,059 12,749,831
(1-Year EURIBOR ICE Swap Rate +
0.88%), 1.63%, 10/03/27 .... 13,737 14,596,253
(1-Year EUR Swap Annual +
0.90%), 0.85%, 01/27/28 .... 397 414,143
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.57%), 7.88%
(o)
.......... USD 8,000 8,223,920
Stonegate Pub Co. Financing plc
(b)
(3-mo. EURIBOR + 6.63%), 9.18%,
07/31/29
(a)
.............. EUR 2,328 2,575,438
10.75%, 07/31/29 ........... GBP 6,637 8,851,978
Swiss RE Subordinated Finance plc,
(1-Year EURIBOR ICE Swap Rate +
1.35%), 3.89%
,
03/26/33
(a)(b)
.... EUR 12,730 13,729,793
Synthomer plc, 3.88%
,
07/01/25
(b)
... 768 822,562
Tesco Property Finance 1 plc, 7.62%
,
07/13/39
(b)
................ GBP 2,716 3,888,762
Tesco Property Finance 3 plc, 5.74%
,
04/13/40
(b)
................ 6,214 7,869,479
Tesco Property Finance 4 plc, 5.80%
,
10/13/40
(b)
................ 2,956 3,755,607

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Thames Water Kemble Finance plc,
4.63%
,
05/19/26
(b)(d)(e)
......... GBP 4,273 $ 110,393
Thames Water Utilities Finance plc,
4.00%
,
06/19/25
(b)
........... 27,434 27,702,189
TSB Bank plc, 3.32%
,
03/05/29
(b)
... EUR 11,130 12,317,857
Virgin Media Secured Finance plc
5.25%, 05/15/29
(b)
........... GBP 400 480,918
5.50%, 05/15/29
(c)
........... USD 2,612 2,473,929
4.25%, 01/15/30
(b)
........... GBP 2,425 2,725,270
Virgin Media Vendor Financing Notes III
DAC, 4.88%
,
07/15/28
(b)
....... 2,460 2,945,161
Virgin Money UK plc
(a)(b)
(1-Year EURIBOR ICE Swap Rate +
1.20%), 4.00%, 03/18/28 .... EUR 3,955 4,362,683
(1-Year EUR Swap Annual +
1.75%), 4.63%, 10/29/28 .... 11,200 12,594,886
Vmed O2 UK Financing I plc
4.00%, 01/31/29
(b)
........... GBP 14,172 16,482,420
3.25%, 01/31/31
(b)
........... EUR 7,736 7,674,829
4.25%, 01/31/31
(c)
........... USD 2,398 2,068,571
4.50%, 07/15/31
(b)
........... GBP 11,259 12,394,965
4.75%, 07/15/31
(c)
........... USD 5,936 5,155,182
5.63%, 04/15/32
(b)
........... EUR 770 827,189
Vodafone Group plc
(a)
(5-Year EUR Swap Annual +
3.43%), 4.20%, 10/03/78
(b)
... 1,177 1,288,599
(5-Year GBP Swap + 3.27%),
4.88%, 10/03/78
(b)
......... GBP 15,008 19,309,038
Series 60NC10, (5-Year EUR
Swap Annual + 3.48%), 3.00%,
08/27/80
(b)
.............. EUR 9,005 9,067,826
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.45%), 3.25%, 06/04/81 .... USD 6,285 6,071,637
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.84%),
8.00%, 08/30/86
(b)
......... GBP 1,552 2,141,122
Zegona Finance plc, 6.75%
,
07/15/29
(b)
EUR 13,027 14,860,830
1,341,431,328
United States — 11.8%
AbbVie, Inc., 5.60%
,
03/15/55 ..... USD 12,478 12,628,332
Acrisure LLC
(c)
4.25%, 02/15/29 ............ 3,112 2,911,792
7.50%, 11/06/30 ............ 2,259 2,298,216
Adient Global Holdings Ltd.
(c)
8.25%, 04/15/31 ............ 2,777 2,690,821
7.50%, 02/15/33 ............ 736 689,119
AES Corp. (The), (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 3.20%), 7.60%
,
01/15/55
(a)
................ 133 134,212
Aethon United BR LP, 7.50%
,
10/01/29
(c)
................ 1,411 1,435,193
Affinity Interactive, 6.88%
,
12/15/27
(c)
3,515 2,663,723
AG Issuer LLC, 6.25%
,
03/01/28
(c)
.. 706 694,321
AG TTMT Escrow Issuer LLC, 8.63%
,
09/30/27
(c)
................ 475 487,081
Albertsons Cos., Inc.
(c)
3.25%, 03/15/26 ............ 575 561,922
6.50%, 02/15/28 ............ 702 711,838
4.88%, 02/15/30 ............ 1,094 1,045,162
Alexander Funding Trust II, 7.47%
,
07/31/28
(c)
................ 18,297 19,475,730
Allegiant Travel Co., 7.25%
,
08/15/27
(c)
4,805 4,655,171
Security
Par (000)
Par (000) Value
United States (continued)
Allegion US Holding Co., Inc., 3.55%
,
10/01/27 ................. USD 100 $ 97,273
Alliant Holdings Intermediate LLC
(c)
4.25%, 10/15/27 ............ 133 128,358
6.75%, 04/15/28 ............ 8,200 8,232,065
7.00%, 01/15/31 ............ 820 822,508
6.50%, 10/01/31 ............ 1,277 1,253,610
Allied Universal Holdco LLC
9.75%, 07/15/27
(c)
........... 3,283 3,293,459
3.63%, 06/01/28
(b)
........... EUR 8,190 8,366,650
4.63%, 06/01/28
(c)
........... USD 1,800 1,698,801
4.88%, 06/01/28
(b)
........... GBP 9,856 11,967,599
7.88%, 02/15/31
(c)
........... USD 8,439 8,546,597
Ally Financial, Inc.
(a)
Series B, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 3.87%), 4.70%
(o)
... 34,411 32,024,384
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40 .... 5,985 5,791,316
Alpha Generation LLC, 6.75%
,
10/15/32
(c)
................ 2,598 2,599,688
Altria Group, Inc., 6.20%
,
02/14/59 .. 300 300,530
Amazon.com, Inc.
2.50%, 06/03/50 ............ 15,910 9,624,477
3.10%, 05/12/51 ............ 30,918 21,001,443
3.95%, 04/13/52 ............ 8,710 6,940,984
Ambac Assurance Corp., 5.10%
(c)(o)
.. 1,407 1,935,196
AMC Networks, Inc.
10.25%, 01/15/29
(c)
.......... 11,486 11,902,368
4.25%, 02/15/29
(c)(q)
.......... 4,356 3,835,458
4.25%, 02/15/29 ............ 10,878 8,160,203
Amentum Holdings, Inc., 7.25%
,
08/01/32
(c)
................ 3,874 3,810,691
American Airlines Pass-Through Trust
Series 2017-2,Class A, 3.50%,
06/15/26
(f)
.............. 25,925 25,406,696
Series 2019-1,Class AA, 3.15%,
02/15/32 ............... 221 202,258
American Airlines, Inc.
(c)
5.50%, 04/20/26 ............ 14 13,712
7.25%, 02/15/28 ............ 55 54,722
American Axle & Manufacturing, Inc.,
5.00%
,
10/01/29 ............ 5,105 4,394,144
American Tower Corp.
4.13%, 05/16/27 ............ EUR 4,332 4,799,891
0.50%, 01/15/28 ............ 7,900 7,994,284
AmeriGas Partners LP
5.88%, 08/20/26 ............ USD 366 363,125
5.75%, 05/20/27 ............ 140 134,533
9.38%, 06/01/28
(c)
........... 4,016 3,973,431
Amgen, Inc.
5.50%, 12/07/26
(b)
........... GBP 3,278 4,277,742
5.65%, 03/02/53 ............ USD 55,911 54,844,685
Amkor Technology, Inc., 6.63%
,
09/15/27
(c)
................ 10,550 10,575,045
Andiron Financing LLC, (1M Sofr FWD
+ 3.00%), 7.31%
,
01/21/30
(a)(f)
... 1,712 1,711,580
Antero Midstream Partners LP
(c)
5.75%, 03/01/27 ............ 734 731,844
5.38%, 06/15/29 ............ 56 54,738
6.63%, 02/01/32 ............ 617 627,296
AP Grange Holdings LLC, (Acquired
06/21/24, cost $15,244,565), 6.50%
,
03/20/45
(f)(k)
................ 15,245 15,282,676

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Apple, Inc.
2.65%, 05/11/50 ............ USD 24,900 $ 15,682,412
2.65%, 02/08/51 ............ 6,254 3,914,461
AppLovin Corp., 5.95%
,
12/01/54 ... 28,976 28,458,190
Aramark Services, Inc., 5.00%
,
02/01/28
(c)
................ 1,900 1,865,389
Archrock Partners LP, 6.63%
,
09/01/32
(c)
................ 355 356,394
Arcosa, Inc.
(c)
4.38%, 04/15/29 ............ 12 11,246
6.88%, 08/15/32 ............ 1,881 1,906,984
Ardagh Packaging Finance plc
2.13%, 08/15/26
(b)
........... EUR 14,815 14,814,636
4.13%, 08/15/26
(c)
........... USD 41,715 38,313,559
Ares Capital Corp.
7.00%, 01/15/27 ............ 6,049 6,233,956
5.88%, 03/01/29 ............ 13,000 13,198,059
Asbury Automotive Group, Inc.
4.50%, 03/01/28 ............ 114 109,756
4.75%, 03/01/30 ............ 460 430,266
Ascent Resources Utica Holdings LLC,
8.25%
,
12/31/28
(c)
........... 375 382,396
Ashton Woods USA LLC
(c)
6.63%, 01/15/28 ............ 12,838 12,736,014
4.63%, 08/01/29 ............ 1,672 1,513,245
4.63%, 04/01/30 ............ 4,694 4,244,364
Associated Banc-Corp., (1-day SOFR +
3.03%), 6.46%
,
08/29/30
(a)
..... 12,235 12,380,228
AT&T Reign II Multi-Property Lease-
Backed Pass-Through Trust, 6.09%
,
12/15/44
(c)
................ 27,075 27,591,902
AT&T, Inc.
2.90%, 12/04/26 ............ GBP 41,509 51,964,614
5.50%, 03/15/27
(b)
........... 17,950 23,446,977
3.50%, 09/15/53 ............ USD 10,062 6,861,179
ATI, Inc., 7.25%
,
08/15/30 ........ 5,679 5,853,574
Avantor Funding, Inc., 3.88%
,
11/01/29
(c)
................. 131 120,942
Avis Budget Car Rental LLC
(c)
5.75%, 07/15/27 ............ 683 658,867
4.75%, 04/01/28 ............ 239 218,905
5.38%, 03/01/29 ............ 3,758 3,389,268
8.00%, 02/15/31 ............ 1,634 1,595,061
Axalta Coating Systems Dutch Holding
B BV, 7.25%
,
02/15/31
(c)
....... 1,008 1,039,583
Bank of America Corp.
(a)
(3-mo. EURIBOR + 1.10%), 3.49%,
03/10/34
(b)
.............. EUR 20,728 21,918,976
(1-day SOFR + 1.70%), 5.74%,
02/12/36 ............... USD 73,706 73,565,181
(1-day SOFR + 1.93%), 2.68%,
06/19/41 ............... 5,174 3,670,013
(3-mo. CME Term SOFR + 1.45%),
3.95%, 01/23/49 .......... 7,674 5,979,311
(3-mo. CME Term SOFR + 3.41%),
4.08%, 03/20/51 .......... 20,104 15,797,169
Bank of New York Mellon Corp. (The),
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.30%), 6.30%
(a)(o)
........... 1,000 1,024,923
Bath & Body Works, Inc., 7.50%
,
06/15/29 ................. 1,105 1,126,693
Bausch + Lomb Corp., 8.38%
,
10/01/28
(c)
................ 12,491 12,959,413
Security
Par (000)
Par (000) Value
United States (continued)
BCPE Ulysses Intermediate, Inc.,
7.75%
,
(7.75% Cash or 8.50% PIK),
04/01/27
(c)(p)
............... USD 503 $ 472,927
Beazer Homes USA, Inc., 7.25%
,
10/15/29 ................. 8,623 8,479,273
Becton Dickinson & Co.
0.03%, 08/13/25 ............ EUR 4,400 4,709,933
3.70%, 06/06/27 ............ USD 700 687,719
Belden, Inc.
(b)
3.38%, 07/15/27 ............ EUR 1,635 1,750,670
3.88%, 03/15/28 ............ 3,371 3,615,800
BG Energy Capital plc, 5.13%
,
12/01/25
(b)
................ GBP 5,989 7,745,969
Blue Racer Midstream LLC
(c)
7.00%, 07/15/29 ............ USD 200 204,396
7.25%, 07/15/32 ............ 5,976 6,182,208
Boeing Co. (The)
6.86%, 05/01/54 ............ 8,280 8,993,700
7.01%, 05/01/64 ............ 18,774 20,343,342
Booking Holdings, Inc.
4.00%, 03/01/44 ............ EUR 14,570 14,979,024
Boost Newco Borrower LLC, 7.50%
,
01/15/31
(c)
................ USD 1,467 1,527,053
Boyd Gaming Corp., 4.75%
,
06/15/31
(c)
5,132 4,733,146
BP Capital Markets America, Inc.,
2.94%
,
06/04/51 ............ 7,674 4,841,924
BP Capital Markets plc, (5-Year EUR
Swap Annual + 3.52%), 3.25%
(a)(b)(o)
EUR 78,404 84,363,849
Brand Industrial Services, Inc., 10.38%
,
08/01/30
(c)
................ USD 3,298 3,146,299
Breeze Aviation Group, Inc.
(Acquired 01/26/24, cost
$9,151,977) 20.00%, (20.00%
Cash or 20.00% PIK), 01/30/28
(f)
(k)(p)
................... 9,762 9,298,063
Bristol-Myers Squibb Co.
4.25%, 10/26/49 ............ 3,285 2,687,475
5.65%, 02/22/64 ............ 2,847 2,789,444
Broadcom, Inc., 3.75%
,
02/15/51
(c)
.. 5,738 4,291,370
Buckeye Partners LP, 3.95%
,
12/01/26 870 847,873
Builders FirstSource, Inc., 6.38%
,
03/01/34
(c)
................ 466 462,416
Caesars Entertainment, Inc.
(c)
8.13%, 07/01/27 ............ 1,078 1,085,591
4.63%, 10/15/29 ............ 5,520 5,073,607
6.00%, 10/15/32 ............ 3,745 3,497,341
California Resources Corp., 8.25%
,
06/15/29
(c)
................ 4,771 4,848,624
Calpine Corp.
(c)
5.13%, 03/15/28 ............ 10,647 10,475,567
4.63%, 02/01/29 ............ 650 623,915
5.00%, 02/01/31 ............ 2,418 2,308,519
Camelot Return Merger Sub, Inc.,
8.75%
,
08/01/28
(c)
........... 958 789,153
Capital One Financial Corp., (1-day
SOFR + 2.04%), 6.18%
,
01/30/36
(a)
14,290 14,257,062
Cardinal Health, Inc.
4.70%, 11/15/26 ............ 3,000 3,012,361
5.00%, 11/15/29 ............ 1,800 1,814,709
Carlisle Cos., Inc., 3.75%
,
12/01/27 . 700 684,309
CCO Holdings LLC
5.50%, 05/01/26
(c)
........... 1,600 1,597,205
5.13%, 05/01/27
(c)
........... 800 787,951
6.38%, 09/01/29
(c)
........... 100 99,701

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
4.75%, 03/01/30
(c)
........... USD 2,273 $ 2,108,075
4.50%, 08/15/30
(c)
........... 4,030 3,668,538
4.25%, 02/01/31
(c)
........... 4,546 4,028,337
4.75%, 02/01/32
(c)
........... 3,095 2,748,034
4.50%, 05/01/32 ............ 102 88,542
4.50%, 06/01/33
(c)
........... 2,309 1,969,214
4.25%, 01/15/34
(c)
........... 16,131 13,267,747
Central Parent, Inc., 7.25%
,
06/15/29
(c)
3,455 2,989,887
Century Communities, Inc., 6.75%
,
06/01/27 ................. 1,175 1,174,527
Charles River Laboratories
International, Inc.
(c)
4.25%, 05/01/28 ............ 306 291,877
3.75%, 03/15/29 ............ 240 220,918
Charter Communications Operating
LLC
3.75%, 02/15/28 ............ 1,200 1,163,107
3.70%, 04/01/51 ............ 50,818 32,046,959
3.90%, 06/01/52 ............ 29,196 18,878,940
5.25%, 04/01/53 ............ 28,666 23,165,028
3.95%, 06/30/62 ............ 4,486 2,756,143
Chemours Co. (The)
(c)
4.63%, 11/15/29 ............ 3,309 2,824,415
8.00%, 01/15/33 ............ 1,817 1,699,045
Chesapeake Energy Corp., 6.13%
,
02/15/21
(d)(e)(f)
.............. 27,853 3
Churchill Downs, Inc.
(c)
5.50%, 04/01/27 ............ 3,534 3,505,994
4.75%, 01/15/28 ............ 1,877 1,823,500
5.75%, 04/01/30 ............ 3,674 3,593,651
6.75%, 05/01/31 ............ 3,964 3,995,228
Cinemark USA, Inc.
(c)
5.25%, 07/15/28 ............ 347 336,768
7.00%, 08/01/32 ............ 3,143 3,172,654
Cintas Corp. No. 2, 3.70%
,
04/01/27 . 300 295,966
Citigroup Global Markets Holdings,
Inc.
(b)
Series MU0C, 0.00%, 03/02/28
(f)(i)
. HKD 23,000 2,955,954
Series 1234, 0.00%, 10/10/28
(c)(i)(q)
USD 6,000 6,180,000
Series gtmn, 7.12%, 06/20/31
(f)
.. 13,000 13,310,180
6.20%, 12/20/31
(f)
........... 13,000 13,000,000
Citigroup, Inc.
(3-mo. EURIBOR + 1.07%), 1.50%,
07/24/26
(a)(b)
............. EUR 10,500 11,308,894
1.75%, 10/23/26 ............ GBP 5,104 6,285,056
Series EE, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.57%), 6.75%
(a)(o)
.. USD 13,235 13,087,112
Series FF, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 2.73%), 6.95%
(a)(o)
.. 68,211 68,014,402
(1-day SOFR + 1.15%), 2.67%,
01/29/31
(a)
.............. 3,900 3,518,653
(1-day SOFR + 1.83%), 6.02%,
01/24/36
(a)
.............. 33,925 34,249,015
4.65%, 07/23/48 ............ 5,499 4,685,024
(1-day SOFR + 1.75%), 5.61%,
03/04/56
(a)
.............. 7,139 6,973,272
Civitas Resources, Inc.
(c)
5.00%, 10/15/26 ............ 8,626 8,499,921
8.38%, 07/01/28 ............ 6,992 7,215,652
8.63%, 11/01/30 ............ 6,029 6,219,949
Clarios Global LP
4.38%, 05/15/26
(b)
........... EUR 5,382 5,809,605
6.25%, 05/15/26
(c)
........... USD 1,249 1,248,539
Security
Par (000)
Par (000) Value
United States (continued)
6.75%, 05/15/28
(c)
........... USD 3,140 $ 3,184,231
6.75%, 02/15/30
(c)
........... 820 827,814
Clean Harbors, Inc., 4.88%
,
07/15/27
(c)
49 48,306
Clear Channel Outdoor Holdings, Inc.
(c)
9.00%, 09/15/28 ............ 2,291 2,353,004
7.88%, 04/01/30 ............ 4,175 4,093,355
Cleveland-Cliffs, Inc.
(c)
7.00%, 03/15/32 ............ 3,091 2,966,025
7.38%, 05/01/33 ............ 1,644 1,577,475
Cloud Software Group, Inc.
(c)
6.50%, 03/31/29 ............ 24,867 24,172,355
9.00%, 09/30/29 ............ 6,231 6,214,736
8.25%, 06/30/32 ............ 4,730 4,809,133
Clydesdale Acquisition Holdings, Inc.
(c)
6.63%, 04/15/29 ............ 3,472 3,491,172
6.88%, 01/15/30 ............ 800 806,068
8.75%, 04/15/30 ............ 4,940 5,009,878
CMS Energy Corp., (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 1.96%), 6.50%
,
06/01/55
(a)
................ 9,408 9,167,903
CNX Resources Corp., 6.00%
,
01/15/29
(c)
................ 252 248,818
Coca-Cola Co. (The)
2.60%, 06/01/50 ............ 3,285 2,023,243
3.00%, 03/05/51 ............ 4,041 2,694,672
2.50%, 03/15/51 ............ 14,019 8,380,091
5.20%, 01/14/55 ............ 19,265 18,563,816
5.40%, 05/13/64 ............ 3,069 2,999,305
Coinbase Global, Inc., 0.25%
,
04/01/30
(q)
................ 10,000 9,245,000
Comcast Corp.
2.35%, 01/15/27 ............ 100 96,636
3.55%, 09/26/36 ............ EUR 4,270 4,473,123
2.94%, 11/01/56 ............ USD 50,879 29,893,958
CommScope LLC, 9.50%
,
12/15/31
(c)
4,665 4,804,950
Comstock Resources, Inc.
6.75%, 03/01/29
(c)
........... 4,824 4,697,139
Concentrix Corp., 6.65%
,
08/02/26 .. 909 927,373
Consolidated Communications, Inc.
(c)
5.00%, 10/01/28 ............ 2,082 1,951,678
6.50%, 10/01/28 ............ 4,835 4,661,958
Constellium SE, 5.38%
,
08/15/32
(b)
.. EUR 2,973 3,160,585
Consumers Energy Co., 4.20%
,
09/01/52 ................. USD 4,140 3,364,178
Core Scientific, Inc., 0.00%
,
06/15/31
(c)(i)
(q)
...................... 2,123 1,779,339
Cornerstone Building Brands, Inc.,
9.50%
,
08/15/29
(c)
........... 2,400 1,996,536
Crescent Energy Finance LLC, 7.38%
,
01/15/33
(c)
................ 7,205 6,947,200
Crown Americas LLC
4.75%, 02/01/26 ............ 187 185,556
4.25%, 09/30/26 ............ 197 193,157
Crown Castle, Inc., 3.80%
,
02/15/28 . 1,200 1,167,733
CRSO Trust, 7.12%
,
07/10/28
(c)
.... 4,399 4,604,630
CSC Holdings LLC
(c)
5.50%, 04/15/27 ............ 15,472 14,324,249
11.25%, 05/15/28 ........... 3,579 3,460,036
11.75%, 01/31/29 ........... 7,101 6,886,852
6.50%, 02/01/29 ............ 5,900 4,882,250
4.50%, 11/15/31 ............ 4,075 2,954,901
CVR Energy, Inc.
(c)
5.75%, 02/15/28 ............ 900 838,866

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
8.50%, 01/15/29 ............ USD 3,400 $ 3,264,344
CVS Health Corp.
(a)
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.52%), 6.75%, 12/10/54 .... 8,065 8,029,473
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.89%), 7.00%, 03/10/55 .... 33,170 33,431,689
Dana Financing Luxembourg SARL
8.50%, 07/15/31
(b)
........... EUR 6,292 7,326,004
Deere & Co., 5.70%
,
01/19/55 ..... USD 3,894 4,055,711
Diamondback Energy, Inc., 5.75%
,
04/18/54 ................. 28,654 27,013,852
Diebold Nixdorf, Inc., 7.75%
,
03/31/30
(c)
1,760 1,824,355
Digital Realty Trust LP, 1.88%
,
11/15/29
(c)(q)
............... 7,021 6,952,896
DISH Network Corp.
(q)
0.00%, 12/15/25
(i)
........... 11,915 10,842,650
3.38%, 08/15/26 ............ 3,464 2,875,120
Duke Energy Corp.
4.30%, 03/15/28 ............ 1,400 1,391,218
3.10%, 06/15/28 ............ EUR 8,834 9,566,217
Duke Energy Progress LLC, 2.90%
,
08/15/51 ................. USD 1,655 1,041,185
EchoStar Corp., 10.75%
,
11/30/29 .. 218 229,066
Edison International, 6.25%
,
03/15/30 3,790 3,838,465
Elevance Health, Inc.
4.50%, 10/30/26 ............ 2,595 2,595,565
3.13%, 05/15/50 ............ 10,751 6,993,837
Eli Lilly & Co.
5.05%, 08/14/54 ............ 4,095 3,869,214
5.50%, 02/12/55 ............ 3,069 3,107,373
1.38%, 09/14/61 ............ EUR 11,715 6,300,425
5.60%, 02/12/65 ............ USD 11,341 11,445,010
EMRLD Borrower LP, 6.38%
,
12/15/30
(b)
................ EUR 9,045 10,063,989
Encino Acquisition Partners Holdings
LLC, 8.50%
,
05/01/28
(c)
....... USD 3,369 3,425,084
Encompass Health Corp.
4.75%, 02/01/30 ............ 104 100,056
4.63%, 04/01/31 ............ 907 850,051
Endo Finance Holdings, Inc., 8.50%
,
04/15/31
(c)
................ 4,593 4,788,322
Energizer Holdings, Inc., 4.75%
,
06/15/28
(c)
................ 3,862 3,697,417
Energy Transfer LP
4.00%, 10/01/27 ............ 800 787,880
Series G, (5-Year US Treasury Yield
Curve Rate T Note Constant
Maturity + 5.31%), 7.13%
(a)(o)
.. 30,527 30,889,406
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
4.02%), 8.00%, 05/15/54
(a)
... 5,796 6,099,409
Enterprise Products Operating LLC
(a)
Series E, (3-mo. CME Term SOFR +
3.29%), 5.25%, 08/16/77 .... 3,178 3,128,972
(3-mo. CME Term SOFR + 2.83%),
5.38%, 02/15/78 .......... 2,016 1,971,970
EQT Corp.
(c)
7.50%, 06/01/27
(b)
........... 5,525 5,641,656
7.50%, 06/01/30 ............ 2,750 2,968,446
Equinix Asia Financing Corp. Pte. Ltd.,
3.50%
,
03/15/30
(b)
........... SGD 6,500 4,846,638
Equinix, Inc.
3.00%, 07/15/50 ............ USD 6,402 4,040,490
Security
Par (000)
Par (000) Value
United States (continued)
3.40%, 02/15/52 ............ USD 780 $ 529,197
EquipmentShare.com, Inc.
(c)
9.00%, 05/15/28 ............ 1,856 1,922,862
8.63%, 05/15/32 ............ 3,516 3,624,187
ESC Investments & Realty Corp., Inc.,
6.63%
,
08/15/26
(d)(e)(f)
......... 1,665 —
Exo Imaging, Inc., (Acquired 08/14/24,
cost $284,712), 8.00%
,
08/14/25
(f)(k)
285 395,834
Expand Energy Corp., 5.38%
,
06/15/26
(d)(e)(f)
.............. 4,795 —
Ferrellgas LP, 5.38%
,
04/01/26
(c)
... 1,597 1,580,866
Fertitta Entertainment LLC, 4.63%
,
01/15/29
(c)
................ 3,200 2,947,219
First Citizens BancShares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 1.97%),
6.25%
,
03/12/40
(a)
........... 30,107 29,542,270
FirstCash, Inc., 6.88%
,
03/01/32
(c)
.. 190 192,366
Fiserv, Inc., 2.25%
,
07/01/25 ...... GBP 3,800 4,874,918
Five Point Operating Co. LP, 10.50%
,
01/15/28
(c)(h)
............... USD 9,356 9,529,291
Florida Power & Light Co.
3.99%, 03/01/49 ............ 7,000
5,558,264
5.70%, 03/15/55 ............ 11,407 11,646,187
5.80%, 03/15/65 ............ 2,506 2,564,242
FLYR, Inc., (1-mo. CME Term SOFR
at 0.50% Floor + 5.00%), 9.35%
,
05/10/27
(a)(f)
................ 12,353 12,090,759
Focus Financial Partners LLC, 6.75%
,
09/15/31
(c)
................ 2,621 2,584,768
Ford Motor Credit Co. LLC
3.38%, 11/13/25 ............ 5,000 4,940,312
5.78%, 04/30/30 ............ GBP 790 1,000,650
6.05%, 11/05/31 ............ USD 800 783,771
Forestar Group, Inc., 5.00%
,
03/01/28
(c)
5,349 5,233,989
Fortress Transportation & Infrastructure
Investors LLC
(c)
7.00%, 05/01/31 ............ 85 86,362
7.00%, 06/15/32 ............ 999 1,013,041
Foundry JV Holdco LLC
(c)
5.88%, 01/25/34 ............ 22,874 22,928,371
6.25%, 01/25/35 ............ 6,827 7,090,159
6.10%, 01/25/36 ............ 10,966 11,226,912
6.20%, 01/25/37 ............ 23,950 24,683,841
Freedom Mortgage Corp.
(c)
7.63%, 05/01/26 ............ 1,209 1,205,710
12.00%, 10/01/28 ........... 2,407 2,585,409
12.25%, 10/01/30 ........... 3,651 4,022,789
Freedom Mortgage Holdings LLC,
8.38%
,
04/01/32
(c)
........... 868 848,123
Frontier Communications Holdings LLC
5.88%, 10/15/27
(c)
........... 1,262 1,260,578
5.00%, 05/01/28
(c)
........... 9,146 9,023,782
6.75%, 05/01/29
(c)
........... 8,200 8,241,231
5.88%, 11/01/29 ............ 1,385 1,385,133
6.00%, 01/15/30
(c)
........... 1,320 1,322,920
8.75%, 05/15/30
(c)
........... 30,128 31,737,799
8.63%, 03/15/31
(c)
........... 9,270 9,874,125
Frontier Florida LLC, Series E, 6.86%
,
02/01/28 ................. 21,280 21,705,600
Frontier North, Inc., Series G, 6.73%
,
02/15/28 ................. 4,850 4,928,806
Full House Resorts, Inc., 8.25%
,
02/15/28
(c)
................ 2,412 2,383,617

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Gap, Inc. (The), 3.88%
,
10/01/31
(c)
.. USD 1,095 $ 944,540
Gen Digital, Inc., 6.75%
,
09/30/27
(c)
. 3,797 3,843,658
General Electric Co., 4.13%
,
09/19/35
(b)
EUR 4,610 5,168,233
General Motors Co., 5.95%
,
04/01/49 USD 5,376 4,925,006
General Motors Financial Co., Inc.
(b)
5.15%, 08/15/26 ............ GBP 6,800 8,788,415
4.50%, 11/22/27 ............ EUR 2,697 3,025,378
GFL Environmental, Inc.
(c)
4.00%, 08/01/28 ............ USD 741 704,237
4.38%, 08/15/29 ............ 1,422 1,341,296
Gilead Sciences, Inc., 5.55%
,
10/15/53 7,446 7,410,716
Global Partners LP, 8.25%
,
01/15/32
(c)
3,191 3,280,226
GLP Capital LP, 4.00%
,
01/15/31 ... 3,678 3,428,725
Goldman Sachs Finance Corp.
International Ltd.
(i)(q)
Series 700, 0.00%, 03/15/27
(b)
... 4,000 5,640,000
Series 1MTN, 0.00%, 05/10/27
(b)
. 3,000 4,104,132
Series 1MTN, 0.00%, 02/28/28
(f)
.. 2,900 2,884,340
Series 700H, 0.00%, 03/13/28
(b)
.. 20,700 20,493,000
Series 1MTN, 0.00%, 04/04/28
(b)
. 4,000 4,006,049
Goldman Sachs Group, Inc. (The)
7.25%, 04/10/28 ............ GBP 3,332 4,572,537
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
2.46%), 6.85%
(a)(o)
......... USD 1,000 1,012,497
(1-day SOFR + 1.14%), 4.69%,
10/23/30
(a)
.............. 9,234 9,177,242
(1-day SOFR + 1.70%), 5.73%,
01/28/56
(a)
.............. 42,045 41,876,705
Goodyear Europe BV, 2.75%
,
08/15/28
(b)
................ EUR 1,977 1,990,227
Goodyear Tire & Rubber Co. (The)
5.00%, 05/31/26 ............ USD 2,000 1,983,916
5.00%, 07/15/29 ............ 606 562,117
5.25%, 04/30/31 ............ 882 795,610
5.63%, 04/30/33 ............ 2,104 1,879,362
GoTo Group, Inc.
5.50%, 05/01/28
(c)
........... 12,681 8,415,827
Grand Canyon University, 5.13%
,
10/01/28 ................. 8,775 8,295,519
Graphic Packaging International LLC
(c)
3.50%, 03/15/28 ............ 523 492,134
3.75%, 02/01/30 ............ 675 616,762
6.38%, 07/15/32 ............ 417 417,951
Gray Media, Inc., 10.50%
,
07/15/29
(c)
3,291 3,428,729
GS Finance Corp., (10-Year USD
Constant Maturity at 0.00% Floor
and 5.00% Cap + 0.00%), 8.75%
,
02/14/30
(a)
................ 96,020 98,226,540
Hanesbrands, Inc., 9.00%
,
02/15/31
(c)
8,552 9,011,383
HCA, Inc.
3.50%, 07/15/51 ............ 10,986 7,244,466
4.63%, 03/15/52 ............ 40,161 31,972,751
Helios Software Holdings, Inc.
7.88%, 05/01/29
(b)
........... EUR 18,037 19,793,619
Hilcorp Energy I LP
(c)
6.25%, 11/01/28 ............ USD 69 68,935
6.00%, 04/15/30 ............ 2 1,902
8.38%, 11/01/33 ............ 771 790,102
6.88%, 05/15/34 ............ 1,477 1,389,091
7.25%, 02/15/35 ............ 1,637 1,563,330
Hilton Domestic Operating Co., Inc.
(c)
5.75%, 05/01/28 ............ 800 799,866
3.63%, 02/15/32 ............ 544 476,812
Security
Par (000)
Par (000) Value
United States (continued)
6.13%, 04/01/32 ............ USD 1,714 $ 1,720,522
5.88%, 03/15/33 ............ 1,069 1,058,457
Hilton Grand Vacations Borrower LLC
(c)
5.00%, 06/01/29 ............ 1,057 990,598
4.88%, 07/01/31 ............ 2,601 2,283,533
Hilton Worldwide Finance LLC, 4.88%
,
04/01/27 ................. 340 337,174
Hologic, Inc.
(c)
4.63%, 02/01/28 ............ 100 97,907
3.25%, 02/15/29 ............ 100 92,247
Home Depot, Inc. (The)
4.88%, 06/25/27 ............ 900 912,655
3.90%, 06/15/47 ............ 3,285 2,604,489
3.35%, 04/15/50 ............ 8,100 5,703,596
2.75%, 09/15/51 ............ 3,285 2,025,957
3.50%, 09/15/56 ............ 9,220 6,452,809
Homes By West Bay LLC, 11.00%
,
02/06/30
(f)
................. 80,958 80,958,000
Honeywell International, Inc., 2.25%
,
02/22/28 ................. EUR 14,900 15,922,931
Howard Hughes Corp. (The), 5.38%
,
08/01/28
(c)
................ USD 7,523 7,299,493
Howard Midstream Energy Partners
LLC, 8.88%
,
07/15/28
(c)
....... 88 91,756
HUB International Ltd., 7.25%
,
06/15/30
(c)
................ 8,617 8,875,562
Hyundai Capital America
(a)(b)
(1-day SOFR + 1.04%), 5.39%,
03/19/27 ............... 10,000 10,004,404
(1-day SOFR + 1.04%), 5.40%,
06/24/27 ............... 10,000 10,015,821
(1-day SOFR at 0.00% Floor +
1.35%), 5.69%, 03/27/30 .... 12,000 11,953,440
Intel Corp., 4.90%
,
08/05/52 ...... 12,500 10,245,840
IQVIA, Inc.
(c)
5.00%, 05/15/27 ............ 2,681 2,642,897
6.50%, 05/15/30 ............ 300 305,331
Iron Mountain Information Management
Services, Inc., 5.00%
,
07/15/32
(c)
. 1,838 1,697,034
Iron Mountain UK plc, 3.88%
,
11/15/25
(b)
................ GBP 3,868 4,927,395
Iron Mountain, Inc.
(c)
5.25%, 03/15/28 ............ USD 934 912,743
7.00%, 02/15/29 ............ 951 972,611
4.88%, 09/15/29 ............ 143 136,496
4.50%, 02/15/31 ............ 1,850 1,695,871
6.25%, 01/15/33 ............ 1,553 1,538,032
ITT Holdings LLC, 6.50%
,
08/01/29
(c)
2,785 2,569,250
J.P. Morgan Structured Products BV
(b)(f)
10.00%, 05/21/26 ........... 14,634 14,909,017
13.00%, 02/03/28 ........... 18,008 18,283,631
Jackson National Life Global Funding,
4.60%
,
10/01/29
(c)
........... 1,000 988,999
Jefferies Finance LLC, 5.00%
,
08/15/28
(c)
................ 1,517 1,426,200
Jefferies GmbH
(a)(b)
(ESTR3MA at 0.00% Floor +
0.80%), 3.90%, 07/22/26 .... EUR 9,000 9,724,401
(ESTR12MA + 1.45%), 3.37%,
02/06/28 ............... 11,500 12,474,742
JetBlue Airways Corp., 9.88%
,
09/20/31
(c)
................ USD 3,740 3,691,722
Johnson & Johnson
1.65%, 05/20/35 ............ EUR 1,571 1,457,247

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
3.35%, 02/26/37 ............ EUR 5,024 $ 5,317,202
JP Morgan Structured Products BV,
10.00%
,
05/21/26
(b)(f)
......... USD 10,022 10,210,009
JPMorgan Chase & Co.
(Sterling Overnight Index Average +
0.68%), 0.99%, 04/28/26
(a)(b)
.. GBP 19,206 24,728,373
3.63%, 12/01/27 ............ USD 1,000 980,839
Series OO, (5-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.15%), 6.50%
(a)(o)
.. 1,000 1,023,443
(1-day SOFR + 1.46%), 5.29%,
07/22/35
(a)
.............. 1,900 1,907,595
(1-day SOFR + 2.44%), 3.11%,
04/22/51
(a)
.............. 11,216 7,467,716
KeHE Distributors LLC, 9.00%
,
02/15/29
(c)
................ 3,034 3,120,789
KeyCorp, (SOFR Index + 2.42%),
6.40%
,
03/06/35
(a)
........... 24,795 26,193,942
Kraft Heinz Foods Co., 4.13%
,
07/01/27
(b)
................ GBP 1,960 2,499,888
Kronos International, Inc.
(b)
3.75%, 09/15/25 ............ EUR 1,305 1,398,084
9.50%, 03/15/29 ............ 10,990 12,832,003
LABL, Inc.
(c)
5.88%, 11/01/28 ............ USD 2,846 2,239,685
8.63%, 10/01/31 ............ 1,612 1,200,940
Lamar Media Corp.
3.75%, 02/15/28 ............ 643 611,846
4.88%, 01/15/29 ............ 3,084 2,998,733
Lamb Weston Holdings, Inc., 4.38%
,
01/31/32
(c)
................ 630 575,478
Landsea Homes Corp., 11.00%
,
07/17/28
(f)
................. 78,968 82,624,218
LCM Investments Holdings II LLC
(c)
4.88%, 05/01/29 ............ 2,121 1,990,339
8.25%, 08/01/31 ............ 933 968,348
Lessen LLC, (3-mo. CME Term SOFR +
8.50%), 13.40%
,
01/05/28
(a)(c)(f)
... 43,290 40,315,876
Level 3 Financing, Inc.
(c)
10.50%, 04/15/29 ........... 5,035 5,538,500
10.50%, 05/15/30 ........... 5,462 5,852,498
10.00%, 10/15/32 ........... 12,273 12,222,446
LGI Homes, Inc.
(c)
8.75%, 12/15/28 ............ 6,472 6,744,976
7.00%, 11/15/32 ............ 9,350 8,842,295
LifePoint Health, Inc., 8.38%
,
02/15/32
(c)
................ 3,928 3,954,942
Light & Wonder International, Inc.
(c)
7.00%, 05/15/28 ............ 569 568,763
7.25%, 11/15/29 ............ 1,961 1,987,850
7.50%, 09/01/31 ............ 5,912 6,056,123
Lions Gate Capital Holdings 1, Inc.,
5.50%
,
04/15/29
(c)
........... 34,686 32,181,477
Lions Gate Capital Holdings LLC,
5.50%
,
04/15/29
(c)
........... 2,437 1,975,566
Lithia Motors, Inc., 4.63%
,
12/15/27
(c)
205 198,564
Live Nation Entertainment, Inc., 4.75%
,
10/15/27
(c)
................ 5,597 5,456,163
Lowe's Cos., Inc.
3.00%, 10/15/50 ............ 12,400 7,753,315
3.50%, 04/01/51 ............ 4,043 2,784,506
4.25%, 04/01/52 ............ 9,224 7,214,992
5.63%, 04/15/53 ............ 23,275 22,467,624
Security
Par (000)
Par (000) Value
United States (continued)
Macy's Retail Holdings LLC, 5.88%
,
04/01/29
(c)
................ USD 990 $ 960,392
Magnera Corp.
(c)
4.75%, 11/15/29 ............ 3,912 3,467,660
7.25%, 11/15/31 ............ 907 882,157
Manufacturers & Traders Trust Co.,
4.70%
,
01/27/28 ............ 800 801,179
Mars, Inc.
(c)
4.55%, 04/20/28 ............ 1,500 1,505,057
4.65%, 04/20/31 ............ 100 99,540
5.70%, 05/01/55 ............ 25,893 25,871,111
5.80%, 05/01/65 ............ 2,927 2,934,069
Massachusetts Institute of Technology,
3.96%
,
07/01/38 ............ 8,375 7,678,171
Matador Resources Co., 6.88%
,
04/15/28
(c)
................ 368 372,652
Match Group Holdings II LLC
(c)
5.00%, 12/15/27 ............ 70 68,616
4.13%, 08/01/30 ............ 334 299,335
Mauser Packaging Solutions Holding
Co., 7.88%
,
04/15/27
(c)
........ 10,246 10,041,080
McGraw-Hill Education, Inc.
(c)
5.75%, 08/01/28 ............ 1,485 1,449,998
7.38%, 09/01/31 ............ 1,996 2,007,020
Medline Borrower LP
(c)
3.88%, 04/01/29 ............ 4,700 4,393,247
6.25%, 04/01/29 ............ 512 518,517
5.25%, 10/01/29 ............ 3,947 3,787,436
Medtronic Global Holdings SCA
1.75%, 07/02/49 ............ EUR 12,960 8,868,537
1.63%, 10/15/50 ............ 21,527 13,992,474
Merck & Co., Inc., 5.15%
,
05/17/63 .. USD 3,069 2,857,534
Meta Platforms, Inc.
3.85%, 08/15/32 ............ 2,977 2,815,720
4.45%, 08/15/52 ............ 8,410 7,160,034
5.60%, 05/15/53 ............ 24,988 25,191,154
5.40%, 08/15/54 ............ 54,193 53,098,613
5.75%, 05/15/63 ............ 3,069 3,116,409
5.55%, 08/15/64 ............ 2,851 2,805,098
MetLife, Inc., Series G, (5-Year US
Treasury Yield Curve Rate T Note
Constant Maturity + 2.08%), 6.35%
,
03/15/55
(a)
................ 15,010 15,039,420
MGM Resorts International
4.63%, 09/01/26 ............ 100 98,853
6.50%, 04/15/32 ............ 1,311 1,285,553
Microsoft Corp.
2.53%, 06/01/50 ............ 20,726 12,983,355
2.50%, 09/15/50 ............ 9,405 5,842,708
Midwest Gaming Borrower LLC, 4.88%
,
05/01/29
(c)
................ 5,183 4,864,349
Molina Healthcare, Inc.
(c)
3.88%, 05/15/32 ............ 850 745,731
6.25%, 01/15/33 ............ 229 225,379
Morgan Stanley
1.38%, 10/27/26 ............ EUR 2,093 2,222,809
(3-mo. EURIBOR + 0.65%), 3.11%,
03/19/27
(a)
.............. 23,200 25,153,654
(1-day SOFR + 1.10%), 4.65%,
10/18/30
(a)
.............. USD 19,665 19,506,516
(1-day SOFR + 4.84%), 5.60%,
03/24/51
(a)
.............. 4,976 4,903,888
(1-day SOFR + 1.43%), 2.80%,
01/25/52
(a)
.............. 12,014 7,436,685

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(1-day SOFR + 1.71%), 5.52%,
11/19/55
(a)
.............. USD 17,748 $ 17,337,998
Morgan Stanley Bank NA, (1-day SOFR
+ 0.68%), 4.45%
,
10/15/27
(a)
.... 250 249,686
Morgan Stanley Finance LLC, Series
0001, 0.00%
,
03/21/28
(b)(i)(q)
..... 3,500 3,442,939
Motorola Solutions, Inc., 4.60%
,
02/23/28 ................. 1,800 1,806,059
MPLX LP
4.25%, 12/01/27 ............ 1,200 1,189,416
4.70%, 04/15/48 ............ 9,200 7,528,580
MSD Netherlands Capital BV, 3.75%
,
05/30/54 ................. EUR 18,568 18,324,324
National Grid North America, Inc.
(b)
1.05%, 01/20/31 ............ 3,423 3,239,369
4.67%, 09/12/33 ............ 11,242 12,839,298
3.72%, 11/25/34 ............ 999 1,057,098
Nationstar Mortgage Holdings, Inc.
(c)
6.00%, 01/15/27 ............ USD 2,667 2,665,597
5.50%, 08/15/28 ............ 1,255 1,244,733
5.13%, 12/15/30 ............ 4,581 4,569,257
7.13%, 02/01/32 ............ 402 417,584
NCL Corp. Ltd.
(c)
7.75%, 02/15/29 ............ 967 1,007,823
6.75%, 02/01/32 ............ 7,523 7,431,240
NCL Finance Ltd., 6.13%
,
03/15/28
(c)
600 598,080
NCR Atleos Corp., 9.50%
,
04/01/29
(c)
12,840 13,922,476
NCR Voyix Corp.
(c)
5.00%, 10/01/28 ............ 2,603 2,504,660
5.13%, 04/15/29 ............ 360 342,869
Neogen Food Safety Corp., 8.63%
,
07/20/30
(c)
................ 2,639 2,778,595
Nestle Finance International Ltd.,
3.13%
,
10/28/36
(b)
........... EUR 19,913 20,566,112
Netflix, Inc., 3.63%
,
05/15/27 ...... 12,263 13,537,977
New Generation Gas Gathering LLC,
(3-mo. CME Term SOFR at 2.00%
Floor + 5.75%), 10.34%
,
09/30/29
(a)
(c)(f)
...................... USD 24,553 24,184,891
New York Life Global Funding, 4.35%
,
09/16/25
(b)
................ GBP 3,899 5,023,569
Newell Brands, Inc.
6.38%, 05/15/30 ............ USD 193 187,757
6.63%, 05/15/32 ............ 966 938,418
Nexstar Media, Inc.
(c)
5.63%, 07/15/27 ............ 3,664 3,609,505
4.75%, 11/01/28 ............ 1,691 1,583,575
NGL Energy Operating LLC
(c)
8.13%, 02/15/29 ............ 380 382,655
8.38%, 02/15/32 ............ 3,694 3,701,922
Northern Oil & Gas, Inc., 8.75%
,
06/15/31
(c)
................ 2,797 2,852,817
Novelis Corp.
(c)
3.25%, 11/15/26 ............ 1,351 1,306,067
4.75%, 01/30/30 ............ 441 409,160
NRG Energy, Inc.
(c)
3.38%, 02/15/29 ............ 950 872,250
3.63%, 02/15/31 ............ 2,524 2,235,399
6.25%, 11/01/34 ............ 1,538 1,514,022
Nuveen LLC, 4.00%
,
11/01/28
(c)
.... 1,400 1,375,424
NVIDIA Corp., 3.70%
,
04/01/60 .... 3,328 2,492,948
Ohio Power Co., Series R, 2.90%
,
10/01/51 ................. 3,800 2,356,699
Security
Par (000)
Par (000) Value
United States (continued)
OI European Group BV
(b)
6.25%, 05/15/28 ............ EUR 2,349 $ 2,606,648
5.25%, 06/01/29 ............ 2,255 2,452,962
Olympus Water US Holding Corp.
7.13%, 10/01/27
(c)
........... USD 3,940 3,938,445
4.25%, 10/01/28
(c)
........... 3,355 3,100,243
9.63%, 11/15/28
(b)
........... EUR 12,553 14,133,604
9.75%, 11/15/28
(c)
........... USD 11,730 12,178,262
5.38%, 10/01/29
(b)
........... EUR 2,234 2,216,739
OneMain Finance Corp., 7.13%
,
11/15/31 .................. USD 1,825 1,835,848
ONEOK, Inc., 4.00%
,
07/13/27 ..... 100 98,776
OPENLANE, Inc., 5.13%
,
06/01/25
(c)
. 117 116,371
Oracle Corp.
4.30%, 07/08/34 ............ 200 186,023
4.00%, 07/15/46 ............ 3,000 2,294,285
3.60%, 04/01/50 ............ 24,057 16,714,051
5.55%, 02/06/53 ............ 30,875 28,857,584
5.50%, 09/27/64 ............ 7,677 6,959,370
Organon & Co.
2.88%, 04/30/28
(b)
........... EUR 4,000 4,114,061
5.13%, 04/30/31
(c)
........... USD 8,395 7,319,641
7.88%, 05/15/34
(c)
........... 1,015 985,238
OT Midco, Inc., 10.00%
,
02/15/30
(c)
.. 12,708 10,941,055
Outfront Media Capital LLC
(c)
5.00%, 08/15/27 ............ 1,540 1,513,588
4.25%, 01/15/29 ............ 3,499 3,244,878
4.63%, 03/15/30 ............ 1,174 1,073,330
Owens-Brockway Glass Container,
Inc.
(c)
6.63%, 05/13/27 ............ 300 298,357
7.25%, 05/15/31 ............ 4,205 4,105,131
Pacific Gas & Electric Co.
5.55%, 05/15/29 ............ 11,425 11,580,953
4.95%, 07/01/50 ............ 6,467 5,400,158
5.25%, 03/01/52 ............ 2,772 2,391,227
5.90%, 10/01/54 ............ 15,926 15,083,866
Packaging Corp. of America, 3.40%
,
12/15/27 ................. 100 97,155
Pactiv Evergreen Group Issuer LLC,
4.38%
,
10/15/28
(c)
........... 307 313,717
Palomino Funding Trust I, 7.23%
,
05/17/28
(c)
................ 4,440 4,675,446
Panther Escrow Issuer LLC, 7.13%
,
06/01/31
(c)
................ 5,967 6,079,963
Paramount Global
7.88%, 07/30/30 ............ 9,765 10,727,442
6.25%, 02/28/57
(a)
........... 386 368,964
Park Intermediate Holdings LLC
(c)
5.88%, 10/01/28 ............ 1,624 1,584,845
4.88%, 05/15/29 ............ 12,862 12,004,412
PBF Holding Co. LLC
(c)
9.88%, 03/15/30 ............ 1,033 977,059
7.88%, 09/15/30 ............ 1,155 1,011,531
PennyMac Financial Services, Inc.,
7.88%
,
12/15/29
(c)
........... 387 402,597
Penske Truck Leasing Co. LP, 5.25%
,
07/01/29
(c)
................ 2,100 2,125,677
Performance Food Group, Inc.
(c)
5.50%, 10/15/27 ............ 1,427 1,413,365
4.25%, 08/01/29 ............ 6,439 6,021,350
Permian Resources Operating LLC
(c)
5.38%, 01/15/26 ............ 14,007 13,945,578
8.00%, 04/15/27 ............ 9,512 9,691,754

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Perrigo Finance Unlimited Co., 5.38%
,
09/30/32 ................. EUR 1,840 $ 2,018,415
PetSmart, Inc., 4.75%
,
02/15/28
(c)
... USD 2,200 2,057,521
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/43 ............ 1,393 1,328,476
5.30%, 05/19/53 ............ 3,069 2,913,934
5.34%, 05/19/63 ............ 11,349 10,566,306
Pfizer, Inc., 3.90%
,
03/15/39 ...... 3,040 2,623,369
PG&E Corp.
5.25%, 07/01/30 ............ 100 95,999
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.88%), 7.38%, 03/15/55
(a)
... 7,553 7,423,482
Pike Corp.
(c)
5.50%, 09/01/28 ............ 400 387,004
8.63%, 01/31/31 ............ 400 421,522
Pilgrim's Pride Corp., 6.25%
,
07/01/33 11,954 12,374,028
Pioneer Midco LLC, 10.50%
,
11/18/30
(a)
(c)(f)
...................... 35,382 35,870,263
Pitney Bowes, Inc., 6.88%
,
03/15/27
(c)
15,410 15,390,662
PNC Financial Services Group, Inc.
(The), (1-day SOFR + 1.39%),
5.58%
,
01/29/36
(a)
........... 11,975 12,187,794
Post Holdings, Inc.
(c)
5.50%, 12/15/29 ............ 3,031 2,946,106
4.63%, 04/15/30 ............ 519 484,675
4.50%, 09/15/31 ............ 344 311,558
6.38%, 03/01/33 ............ 1,481 1,456,290
6.25%, 10/15/34 ............ 3,030 2,983,225
Premier Entertainment Sub LLC
(c)
5.63%, 09/01/29 ............ 836 614,460
5.88%, 09/01/31 ............ 733 485,613
Prestige Brands, Inc.
(c)
5.13%, 01/15/28 ............ 1,886 1,853,759
3.75%, 04/01/31 ............ 3,767 3,378,542
Prime Security Services Borrower LLC,
6.25%
,
01/15/28
(c)
........... 5,106 5,110,008
Prologis LP, 3.25%
,
09/11/29
(b)
..... CNY 97,000 13,499,266
Public Service Electric & Gas Co.
5.30%, 08/01/54 ............ USD 23,705 22,817,362
Series Q, 5.50%, 03/01/55 ..... 1,852 1,825,602
Quikrete Holdings, Inc., 6.75%
,
03/01/33
(c)
................ 7,758 7,722,701
Resorts World Las Vegas LLC, 4.63%
,
04/16/29
(b)
................ 6,000 5,338,200
Reworld Holding Corp.
4.88%, 12/01/29
(c)
........... 4,693 4,365,021
5.00%, 09/01/30 ............ 13 12,042
RingCentral, Inc., 8.50%
,
08/15/30
(c)
. 19,845 20,860,468
Riot Platforms, Inc., 0.75%
,
01/15/30
(c)(q)
8,734 6,732,764
RLJ Lodging Trust LP, 3.75%
,
07/01/26
(c)
................ 327 319,704
Rockies Express Pipeline LLC, 3.60%
,
05/15/25
(c)
................ 375 373,509
RR Donnelley & Sons Co.
(c)
9.50%, 08/01/29 ............ 2,316 2,294,001
10.88%, 08/01/29 ........... 1,592 1,550,408
RTX Corp., 2.15%
,
05/18/30 ...... EUR 8,700 8,866,691
Ryan Specialty LLC, 5.88%
,
08/01/32
(c)
USD 847 836,568
Sabre GLBL, Inc.
(c)
8.63%, 06/01/27 ............ 10,160 10,054,163
10.75%, 11/15/29 ........... 21,892 22,051,304
SBA Communications Corp.
3.88%, 02/15/27 ............ 2,695 2,620,803
Security
Par (000)
Par (000) Value
United States (continued)
3.13%, 02/01/29 ............ USD 2,680 $ 2,445,923
SCIH Salt Holdings, Inc., 4.88%
,
05/01/28
(c)
................ 4,141 3,938,744
SCIL IV LLC
(b)
4.38%, 11/01/26 ............ EUR 2,376 2,553,774
(3-mo. EURIBOR at 4.38% Floor +
4.38%), 6.98%, 11/01/26
(a)
... 2,347 2,525,122
9.50%, 07/15/28 ............ 6,719 7,619,073
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 ............ USD 2,495 2,188,597
4.38%, 02/01/32 ............ 1,158 1,017,475
Seagate HDD Cayman
8.25%, 12/15/29
(c)
........... 9,442 10,039,302
8.50%, 07/15/31
(c)
........... 5,561 5,906,123
9.63%, 12/01/32 ............ 11,980 13,473,990
Sealed Air Corp.
(c)
6.13%, 02/01/28 ............ 204 204,294
5.00%, 04/15/29 ............ 460 446,761
7.25%, 02/15/31 ............ 736 761,871
Select Medical Corp., 6.25%
,
12/01/32
(c)
................ 10,607 10,334,812
Sempra Infrastructure Partners LP,
3.25%
,
01/15/32
(c)
........... 200 168,989
Sensata Technologies BV, 5.88%
,
09/01/30
(c)
................ 224 216,149
Sensata Technologies, Inc.
(c)
3.75%, 02/15/31 ............ 52 45,403
6.63%, 07/15/32 ............ 774 766,185
Service Corp. International
3.38%, 08/15/30 ............ 150 133,678
4.00%, 05/15/31 ............ 464 420,254
5.75%, 10/15/32 ............ 818 803,878
Service Properties Trust
5.50%, 12/15/27 ............ 3,567 3,440,677
8.38%, 06/15/29 ............ 22,589 22,579,034
8.63%, 11/15/31
(c)
........... 5,230 5,517,201
8.88%, 06/15/32 ............ 25,357 25,093,670
Sinclair Television Group, Inc.
(c)
4.38%, 12/31/32 ............ 2,061 1,277,787
8.13%, 02/15/33 ............ 1,469 1,449,587
Sirius XM Radio LLC
(c)
3.13%, 09/01/26 ............ 610 590,976
5.00%, 08/01/27 ............ 1,946 1,901,318
4.13%, 07/01/30 ............ 1,517 1,347,463
3.88%, 09/01/31 ............ 4,021 3,446,304
Sitio Royalties Operating Partnership
LP, 7.88%
,
11/01/28
(c)
......... 5,259 5,413,157
Six Flags Entertainment Corp.
5.38%, 04/15/27 ............ 3,442 3,398,383
5.50%, 04/15/27
(c)
........... 1,566 1,549,767
5.25%, 07/15/29 ............ 4,495 4,253,559
7.25%, 05/15/31
(c)
........... 3,757 3,771,479
SM Energy Co.
6.75%, 09/15/26 ............ 112 111,949
6.75%, 08/01/29
(c)
........... 2,575 2,536,647
7.00%, 08/01/32
(c)
........... 291 285,592
Snap, Inc., 6.88%
,
03/01/33
(c)
..... 1,894 1,893,857
Solventum Corp.
5.40%, 03/01/29 ............ 12,600 12,853,404
5.90%, 04/30/54 ............ 28,300 27,991,261
Sonder Corp., 10.00%
,
12/10/27
(f)
... 4,700 4,465,124
Sonder Holdings, Inc., (3-mo. CME
Term SOFR at 1.00% Floor +
9.00%), 13. 36%
,
(13.36% Cash or
13.59% PIK), 12/10/27
(a)(f) (p)
..... 36,831 34,989,838

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Southern California Edison Co.
Series E, 5.45%, 06/01/52 ...... USD 2,604 $ 2,339,667
5.90%, 03/01/55 ............ 27,030 26,028,271
Spectrum Brands, Inc., 3.88%
,
03/15/31
(c)
................ 2,723 2,319,405
Spirit AeroSystems, Inc.
(c)
9.38%, 11/30/29 ............ 12,155 12,966,673
9.75%, 11/15/30 ............ 30,275 33,418,870
Spirit Airlines Pass-Through Trust
Series 2015-1,Class A, 4.10%,
04/01/28
(d)(e)
............. 363 338,336
Series 2017-1,Class AA, 3.38%,
02/15/30 ............... 4,064 3,669,355
Series 2017-1A,Class A, 3.65%,
08/15/31
(d)(e)
............. 10,665 9,480,976
Sprint Spectrum Co. LLC, 5.15%
,
03/20/28
(c)
................ 1,107 1,109,592
SS&C Technologies, Inc.
(c)
5.50%, 09/30/27 ............ 5,355 5,314,495
6.50%, 06/01/32 ............ 3,702 3,742,021
Stagwell Global LLC, 5.63%
,
08/15/29
(c)
2,559 2,436,958
Standard Building Solutions, Inc.,
6.50%
,
08/15/32
(c)
........... 357 356,894
Standard Industries, Inc.
(c)
4.38%, 07/15/30 ............ 1,789 1,650,816
3.38%, 01/15/31 ............ 21 18,259
Star Parent, Inc., 9.00%
,
10/01/30
(c)
. 4,371 4,308,299
Starwood Property Trust, Inc., 3.63%
,
07/15/26
(c)
................ 723 700,537
State Street Corp., (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%),
5.56%
,
06/15/47
(a)
........... 30,841 27,912,821
Station Casinos LLC
(c)
4.50%, 02/15/28 ............ 202 193,478
6.63%, 03/15/32 ............ 3,423 3,394,955
Stellantis NV, 3.38%
,
11/19/28
(b)
.... EUR 22,600 24,510,032
Stem, Inc., 0.50%
,
12/01/28
(c)(q)
.... USD 1,234 320,837
STL Holding Co. LLC, 8.75%
,
02/15/29
(c)
................ 4,671 4,793,983
Suburban Propane Partners LP, 5.00%
,
06/01/31
(c)
................ 1,332 1,202,560
Sun Country Airlines Pass-Through
Trusts, Series 2022-1A, 4.84%
,
03/15/31
(f)
................. 6,324 6,181,573
Sun Country, Inc., Series 2019-1B,
4.70%
,
12/15/25
(f)
........... 1,874 1,851,048
Synchrony Financial
5.15%, 03/19/29 ............ 19,294 19,204,328
7.25%, 02/02/33 ............ 18,669 19,217,867
Synopsys, Inc., 5.70%
,
04/01/55 ... 7,010 6,960,319
Talen Energy Supply LLC, 8.63%
,
06/01/30
(c)
................ 7,935 8,416,670
Tallgrass Energy Partners LP
(c)
6.00%, 03/01/27 ............ 450 447,599
5.50%, 01/15/28 ............ 1,735 1,688,647
7.38%, 02/15/29 ............ 2,689 2,702,394
6.00%, 09/01/31 ............ 538 508,602
Talos Production, Inc.
(c)
9.00%, 02/01/29 ............ 1,091 1,121,047
9.38%, 02/01/31 ............ 2,449 2,491,762
TEGNA, Inc.
4.75%, 03/15/26
(c)
........... 111 109,631
5.00%, 09/15/29 ............ 1,203 1,116,635
Teleflex, Inc., 4.63%
,
11/15/27 ..... 100 97,718
Security
Par (000)
Par (000) Value
United States (continued)
Tenet Healthcare Corp.
6.13%, 10/01/28 ............ USD 4,906 $ 4,883,554
4.25%, 06/01/29 ............ 10,624 10,008,816
Tenneco, Inc., 8.00%
,
11/17/28
(c)
... 14,666 13,987,613
Texas Capital Bancshares, Inc., (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 3.15%),
4.00%
,
05/06/31
(a)
........... 15,257 14,845,728
Thermo Fisher Scientific Finance I BV,
2.00%
,
10/18/51 ............ EUR 3,231 2,252,026
T-Mobile USA, Inc.
2.05%, 02/15/28 ............ USD 200 186,797
3.80%, 02/11/45 ............ EUR 14,710 14,630,888
3.40%, 10/15/52 ............ USD 24,120 16,300,724
5.75%, 01/15/54 ............ 12,970 12,833,624
Toyota Motor Credit Corp., 5.40%
,
11/20/26 .................. 900 915,822
TransDigm, Inc.
5.50%, 11/15/27 ............ 6,983 6,904,081
4.63%, 01/15/29 ............ 8,502 8,072,414
4.88%, 05/01/29 ............ 701 665,840
Transocean Titan Financing Ltd.,
8.38%
,
02/01/28
(c)
........... 2,613 2,669,262
Transocean, Inc., 8.25%
,
05/15/29
(c)
. 6,349 6,205,988
Tronox, Inc., 4.63%
,
03/15/29
(c)
.... 4,628 3,958,004
Twilio, Inc., 3.88%
,
03/15/31 ...... 472 425,188
UKG, Inc., 6.88%
,
02/01/31
(c)
...... 6,737 6,834,276
Union Pacific Corp.
5.60%, 12/01/54 ............ 3,069 3,082,348
5.15%, 01/20/63 ............ 3,069 2,815,558
United Airlines Pass-Through Trust,
Series 2019-2, Class A, 2.90%
,
05/01/28 ................. 1,801 1,681,032
United Rentals North America, Inc.
5.50%, 05/15/27 ............ 170 169,391
5.25%, 01/15/30 ............ 214 210,068
3.75%, 01/15/32 ............ 1,538 1,358,463
6.13%, 03/15/34
(c)
........... 827 827,517
United Wholesale Mortgage LLC
(c)
5.50%, 11/15/25 ............ 275 274,247
5.50%, 04/15/29 ............ 1,100 1,060,530
UnitedHealth Group, Inc., 2.95%
,
10/15/27 ................. 600 580,662
Uniti Group LP, 10.50%
,
02/15/28
(c)
.. 19,867 21,104,555
Univision Communications, Inc.
(c)
6.63%, 06/01/27 ............ 3,355 3,327,249
8.00%, 08/15/28 ............ 4,315 4,328,478
4.50%, 05/01/29 ............ 5,972 5,276,434
7.38%, 06/30/30 ............ 540 515,898
8.50%, 07/31/31 ............ 2,550 2,491,706
US Bancorp
(3-mo. EURIBOR + 0.80%), 3.33%,
05/21/28
(a)
.............. EUR 22,392 24,221,695
USA Compression Partners LP
6.88%, 09/01/27 ............ USD 175 175,133
7.13%, 03/15/29
(c)
........... 9,304 9,462,810
UWM Holdings LLC, 6.63%
,
02/01/30
(c)
5,849 5,801,225
Vantage Drilling International Ltd.,
9.50%
,
02/15/28
(c)
........... 547 547,000
Venture Global Calcasieu Pass LLC
(c)
3.88%, 08/15/29 ............ 604 559,126
6.25%, 01/15/30 ............ 648 657,689
4.13%, 08/15/31 ............ 599 544,251

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Venture Global LNG, Inc.
(c)
9.50%, 02/01/29 ............ USD 4,066 $ 4,360,017
(5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
5.44%), 9.00%
(a)(o)
......... 6,997 6,640,075
7.00%, 01/15/30 ............ 7,613 7,500,236
8.38%, 06/01/31 ............ 1,001 1,015,296
9.88%, 02/01/32 ............ 1,691 1,795,986
Verizon Communications, Inc., 1.13%
,
11/03/28 .................. GBP 3,266 3,698,734
Viasat, Inc., 5.63%
,
04/15/27
(c)
..... USD 67 64,290
VICI Properties LP
5.75%, 02/01/27
(c)
........... 4,150 4,203,842
3.88%, 02/15/29
(c)
........... 5,000 4,773,631
4.63%, 12/01/29
(c)
........... 9,644 9,355,780
4.95%, 02/15/30 ............ 7,775 7,707,850
4.13%, 08/15/30
(c)
........... 5,000 4,706,698
5.13%, 11/15/31 ............ 8,544 8,425,765
5.63%, 04/01/35 ............ 23,390 23,257,671
Viking Cruises Ltd.
(c)
5.88%, 09/15/27 ............ 4,411 4,388,680
9.13%, 07/15/31 ............ 4,041 4,316,317
Vistra Operations Co. LLC
(c)
5.50%, 09/01/26 ............ 442 441,710
5.63%, 02/15/27 ............ 1,222 1,217,454
5.00%, 07/31/27 ............ 1,321 1,300,591
4.38%, 05/01/29 ............ 138 131,038
7.75%, 10/15/31 ............ 1,398 1,464,055
6.88%, 04/15/32 ............ 1,830 1,865,165
Vital Energy, Inc.
9.75%, 10/15/30 ............ 1,707 1,736,207
7.88%, 04/15/32
(c)
........... 1,326 1,234,398
Wand NewCo 3, Inc., 7.63%
,
01/30/32
(c)
1,830 1,872,726
Washington Mutual Bank
(d)(e)(f)
0.00%, 09/21/17
(a)
........... 25,126 2
0.00%, 09/21/17
(i)
........... 15,753 2
Washington Mutual Escrow Bonds
(d)(e)(f)
0.00%, 11/06/09 ............ 45,161 587,093
0.00%, 09/19/17
(i)
........... 2,631 —
Washington Mutual, Inc., 0.00%
,
10/03/17
(a)(d)(e)(f)
............. 14,745 1
Weekley Homes LLC, 4.88%
,
09/15/28
(c)
................ 3,281 3,102,368
Wells Fargo & Co.
2.00%, 07/28/25
(b)
........... GBP 9,000 11,499,820
(Sterling Overnight Index Average +
1.28%), 3.47%, 04/26/28
(a)(b)
.. 11,300 14,151,354
(3-mo. CME Term SOFR + 4.50%),
5.01%, 04/04/51
(a)
......... USD 18,443 16,600,426
Western Digital Corp., 4.75%
,
02/15/26 800 795,393
Wildfire Intermediate Holdings LLC,
7.50%
,
10/15/29
(c)
........... 4,119 4,004,378
Williams Cos., Inc. (The), 6.00%
,
03/15/55 ................. 7,334 7,389,685
Williams Scotsman, Inc., 7.38%
,
10/01/31
(c)
................ 150 154,472
Wolfspeed, Inc., 1.75%
,
05/01/26
(q)
.. 4,125 2,598,750
WR Grace Holdings LLC, 4.88%
,
06/15/27
(c)
................ 560 540,853
WRKCo, Inc., 3.90%
,
06/01/28 ..... 100 97,625
Wynn Resorts Finance LLC, 5.13%
,
10/01/29
(c)
................ 331 317,645
Xerox Corp.
(c)
10.25%, 10/15/30 ........... 3,671 3,634,290
Security
Par (000)
Par (000) Value
United States (continued)
13.50%, 04/15/31 ........... USD 4,090 $ 3,900,838
Xerox Holdings Corp.
(c)
5.50%, 08/15/28 ............ 943 662,124
8.88%, 11/30/29 ............ 1,054 707,579
XHR LP, 4.88%
,
06/01/29
(c)
....... 1,125 1,053,787
Yum! Brands, Inc., 5.38%
,
04/01/32 . 350 341,190
Zayo Group Holdings, Inc., 4.00%
,
03/01/27
(c)
................ 1,916 1,745,167
4,893,457,069
Uzbekistan — 0.0%
Navoi Mining & Metallurgical Combinat
6.70%, 10/17/28
(b)
........... 1,033 1,038,681
6.70%, 10/17/28
(c)
........... 5,171 5,199,441
6.95%, 10/17/31
(c)
........... 6,536 6,492,143
12,730,265
Vietnam — 0.0%
Mong Duong Finance Holdings BV,
5.13%
,
05/07/29
(b)
........... 15,565 15,058,803
Zambia — 0.0%
First Quantum Minerals Ltd., 9.38%
,
03/01/29
(c)
................ 7,298 7,681,145
Total Corporate Bonds — 34.2%
(Cost: $14,049,432,453) ........................... 14,144,059,584
Fixed Rate Loan Interests
France — 0.0%
Atos SE, 1st Lien Term Loan,
5.06%
,
 12/13/29 ............ EUR 7,500 8,190,847
India — 0.1%
Vedanta Holdings Mauritius II Ltd., 1st
Lien Term Loan, 18.00%
,
 04/17/26
(f)
USD 26,366 27,420,266
Jersey, Channel Islands — 0.0%
New Look Corp. Ltd., 1st Lien Term
Loan, 6.05%
,
 11/09/29
(f)
....... GBP 161 2,080
Spain — 0.1%
Findango Finance SL, 1st Lien Term
Loan, 7.59%
,
 01/01/38
(f)
....... EUR 45,000 48,658,500
United States — 0.1%
Amf Mf Portfolio, 1st Lien Term Loan,
6.67%
,
 11/06/28
(f)
........... USD 4,182 4,257,030
Aspen Owner LLC, 1st Lien Term Loan,
7.27%
,
 04/07/25
(f)
........... 58,433 58,909,199
Twitter, Inc., 1st Lien Term Loan B3,
9.50%
,
 02/14/30 ............ 4,239 4,345,738
67,511,967
Total Fixed Rate Loan Interests — 0.3%
(Cost: $149,686,005) ............................. 151,783,660

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Floating Rate Loan Interests
Australia — 0.1%
(a)
GEAR M Illawarra Met Coal Pty. Ltd.,
1st Lien Term Loan, (3-mo. CME
Term SOFR at 0.00% Floor +
0.00%), 13.25%
,
 12/01/32
(f)
..... USD 25,000 $ 24,750,000
Voyage Australia Pty. Ltd., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.05%
,
 07/20/28
(l)
........... 982 983,416
25,733,416
Austria — 0.0%
Innio Group Holding GmbH, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
6.01%
,
 11/02/28
(a)
........... EUR 3,000 3,233,098
Belgium — 0.0%
(a)
Finco Utilitas BV, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.88%
,
 09/26/30 . 4,513 4,881,956
QSRP Finco BV, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 5.25%), 7.92%
,
 06/19/31 . 4,609 5,003,117
United Petfood Finance BV, 1st Lien
Term Loan B, 02/26/32
(r)
....... 3,416 3,659,782
13,544,855
Canada — 0.1%
Air Canada, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
 03/21/31
(a)(l)
..... USD 1,087 1,072,038
Clarios Global LP, 1st Lien Term Loan
(a)
(1-mo. EURIBOR at 0.00% Floor +
3.25%), 5.61%, 01/28/32 .... EUR 5,650 6,058,088
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.07%, 01/28/32 USD 14,743 14,503,426
Clarios Global LP, 1st Lien Term Loan
B, (1-mo. EURIBOR at 0.00% Floor
+ 3.00%), 5.36%
,
 07/16/31
(a)
.... EUR 4,000 4,275,849
Garda World Security Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.32%
,
 02/01/29
(a)
........... USD 5,566 5,539,696
GFL Environmental Services, Inc., 1st
Lien Term Loan
(3-mo. CME Term SOFR at
0.00% Floor + 2.50%),
6.82%, 03/03/32
(a)
......... 7,901 7,814,089
Husky Injection Molding Systems
Ltd., 1st Lien Term Loan, (6-mo.
CME Term SOFR at 0.00% Floor +
4.50%), 8.78%
,
 02/15/29
(a)(l)
..... 947 941,522
KDC/ONE Development Corp., Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.32%
,
 08/15/28
(a)(l)
.......... 860 859,013
Ontario Gaming GTA LP, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.55%
,
 08/01/30
(a)(l)
.......... 409 401,997
Security
Par (000)
Par (000) Value
Canada (continued)
WestJet Loyalty LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.58%
,
 02/14/31
(a)(l)
USD 942 $ 905,488
42,371,206
Cayman Islands — 0.1%
Usavflow II Ltd., 1st Lien Term Loan B,
(12-mo. CME Term SOFR at 0.00%
Floor + 6.50%), 10.82%
,
 08/16/29
(a)(f)
16,109 16,189,545
Finland — 0.0%
(a)
Mehilainen Yhtiot Oy, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.90%), 6.26%
,
 08/05/31 . EUR 6,506 7,023,471
Spa Holdings 3 Oy, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%),
5.86%
,
 02/04/28 ............ 4,500 4,849,647
11,873,118
France — 0.2%
(a)
Acropole Holding SAS, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.22%
,
 11/16/28 . 3,000 3,237,834
Athena Bidco SAS, 1st Lien Term Loan
B2, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.86%
,
 04/15/31 ..... 2,000 2,158,102
Atos SE, 1st Lien Term Loan,
(1-mo. EURIBOR + 4.60%),
7.06%
,
 12/17/30 ............ 12,375 10,047,070
Banijay Entertainment SAS, 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.96%
,
 03/01/28 ............ 3,000 3,228,913
Banijay Entertainment SAS, Facility 1st
Lien Term Loan B4, 01/27/32
(r)
... 932 1,002,528
Care Bidco SAS, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.11%
,
 11/06/28 . 3,000 3,229,043
Casper Bidco SASU, Facility 1st
Lien Term Loan B6, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.67%
,
 03/21/31 ............ 4,000 4,301,887
Circet Europe, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.61%
,
 10/13/28 . 4,500 4,830,378
ELSAN SAS, Facility 1st Lien Term
Loan B5, (6-mo. EURIBOR at 0.00%
Floor + 3.35%), 6.01%
,
 06/16/28 . 4,000 4,286,835
Financiere Mendel SAS, 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.36%
,
 11/08/30 . 4,500 4,832,616
Galileo Glob Ed Operations, 1st Lien
Term Loan B4, 07/31/31
(r)
...... 4,740 5,057,175
Granite France Bidco, 1st Lien Term
Loan B, 10/17/28
(r)
........... 2,454 2,643,577
Hestiafloor 2 SASU, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
6.11%
,
 02/27/30 ............ 4,353 4,704,858
Holding Socotec, Facility 1st Lien Term
Loan B4, 06/02/28
(r)
.......... 4,741 5,113,817
HomeVi SAS, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.61%
,
 10/31/29 ...... 4,000 4,305,391

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
France (continued)
Inovie Group SAS, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 5.00%), 7.36%
,
 03/03/28 ..... EUR 2,000 $ 2,065,889
LSF10 Edilians Investments SARL,
Facility 1st Lien Term Loan B3,
(3-mo. EURIBOR at 0.00% Floor +
3.03%), 5.81%
,
 03/03/28 ...... 3,000 3,197,934
Obol France 3 SAS, Facility 1st Lien
Term Loan B3, (6-mo. EURIBOR
at 0.00% Floor + 5.00%),
8.06%
,
 12/29/28 ............ 2,000 2,052,675
Parts Europe SA, Facility 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.95%
,
 02/03/31 . 4,000 4,317,761
Ramsay Generale De Sante SA, Facility
1st Lien Term Loan B5, (1-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.93%
,
 08/13/31 ............ 3,000 3,226,870
SAM Bidco, Facility 1st Lien Term Loan
B6, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.86%
,
 12/13/27 ..... 4,000 4,322,259
SIACI St. Honore SAS, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
5.86%
,
 11/16/28 ............ 1,000 1,079,278
Tarkett SA, Facility 1st Lien Term Loan
B, (1-mo. EURIBOR at 0.00% Floor
+ 3.45%), 5.81%
,
 04/21/28 ..... 3,979 4,280,498
Trevise Holdings 1 SAS, Facility
1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 3.95%),
6.63%
,
 07/09/29 ............ 3,000 3,247,955
Vivalto Sante SAS, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.60%),
5.96%
,
 07/21/28 ............ 2,370 2,550,508
ZF Invest, 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.48%),
6.24%
,
 07/12/28 ............ 4,000 4,290,944
97,612,595
Germany — 0.2%
(a)
Aenova Holding GmbH, Facility
1st Lien Term Loan B1, (3-mo.
EURIBOR at 0.00% Floor + 3.00%),
0.00%
,
 08/22/31 ............ 1,000 1,072,520
Apleona Holding GmbH, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.36%
,
 04/28/28 ............ 5,673 6,134,504
Athena Bidco GmbH, Facility 1st
Lien Term Loan B2, (1-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.13%
,
 04/16/29 ............ 1,818 1,969,991
AVIV Group GmbH, 1st Lien Term Loan
B, 01/29/32
(r)
............... 2,866 3,095,393
Blitz 20-487 GmbH, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 2.70%),
5.31%
,
 04/28/28 ............ 3,000 3,232,254
CTEC III GmbH, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.00%
,
 03/16/29 . 3,000 3,230,730
Security
Par (000)
Par (000) Value
Germany (continued)
IFCO Management GmbH, 1st Lien
Term Loan B, (6-mo. EURIBOR
at 0.00% Floor + 3.50%),
6.09%
,
 11/29/29 ............ EUR 4,000 $ 4,317,544
Kleopatra Finco SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.73%),
7.11%
,
 02/12/26 ............ 6,373 6,272,912
Minimax Viking GmbH, Facility 1st Lien
Term Loan B, 02/20/32
(r)
....... 1,000 1,079,948
Mosel Bidco SE, 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.11%
,
 09/16/30 ....... 3,000 3,236,699
Nidda Healthcare Holding GmbH,
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.54%
,
 02/21/30 ............ 12,072 13,028,738
Nx Arzneimittel, Facility 1st Lien Term
Loan B1, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.36%
,
 12/15/27 . 1,414 1,525,321
Nx Arzneimittel, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.36%
,
 12/13/27 . 586 631,873
Rain Carbon, Inc., 1st Lien Term Loan,
(3-mo. EURIBOR at 0.00% Floor +
5.00%), 7.43%
,
 10/31/28 ...... 3,713 3,984,396
Schoen Klinik SE, Facility 1st Lien Term
Loan B2, 01/13/31
(r)
.......... 1,778 1,906,298
Speedster Bidco GmbH, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.13%
,
 12/10/31 . 4,500 4,860,984
Speedster Bidco GmbH, Facility 1st
Lien Term Loan B, (6-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.90%
,
 11/13/31
(l)
........... USD 905 902,738
Techem Verwaltungsgsesellschaft 675
mbH, Facility 1st Lien Term Loan B5,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 6.03%
,
 07/16/29 ...... EUR 4,000 4,322,378
Tele Columbus AG, Facility 1st Lien
Term Loan B, 01/01/29
(r)
....... 7,428 6,341,810
TK Elevator Midco GmbH, Facility
1st Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.60%
,
 04/30/30 ............ 10,138 10,900,267
Wittur Holding GmbH, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 5.50%),
8.18%
,
 09/29/28 ............ 4,359 4,190,668
86,237,966
Ireland — 0.1%
(a)
Applegreen Ltd., Facility 1st Lien Term
Loan B, 01/26/32
(r)
........... 2,278 2,474,192
Broom Holdings Bidco Ltd., Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 3.15%),
5.75%
,
 08/24/28 ............ 4,500 4,836,460
ION Corporate Solutions Finance
SARL, 1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.43%
,
 03/13/28 ............ 3,376 3,606,075
ION Trading Finance Ltd., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.93%
,
 03/31/28 . 3,000 3,179,541

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Ireland (continued)
Promontoria Beech DAC, 1st Lien Term
Loan, (EURIBOR1M at 0.00% Floor
+ 3.75%), 6.05%
,
 01/01/28
(f)
.... EUR 15,564 $ 16,829,231
Virgin Media Ireland Ltd., Facility
1st Lien Term Loan B1, (1-mo.
EURIBOR at 0.00% Floor + 3.58%),
5.94%
,
 07/13/29 ............ 4,000 4,284,673
35,210,172
Jersey, Channel Islands — 0.1%
(a)(f)
New Look Corp. Ltd., 1st Lien Term
Loan, 16.50%
,
 11/10/27 ....... GBP 319 144,286
Vita Global FinCo Ltd., 1st Lien Term
Loan B
(6-mo. EURIBOR at 0.00% Floor +
7.00%), 9.66%, 04/23/27 .... EUR 11,750 10,926,724
(Daily SONIA at 1.19% Floor +
7.00%), 12.45%, 07/06/27 .... GBP 7,194 8,050,397
19,121,407
Luxembourg — 0.3%
AI Monet Luxembourg ParentCo
SARL, 1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.74%
,
 03/06/31
(a)
........... EUR 4,500 4,852,809
AI Sirona Luxembourg Acquisition
SARL, Facility 1st Lien Term Loan
B3, (1-mo. EURIBOR at 0.00% Floor
+ 3.50%), 5.86%
,
 09/29/28
(a)
.... 4,000 4,315,079
Al Mansart (Luxembourg) Bidco SCS,
1st Lien Term Loan A, (6-mo. CME
Term SOFR at 0.00% Floor +
6.75%), 10.50%
,
 01/01/30
(a)(f)
.... USD 14,356 14,607,403
Albea Beauty Holdings SARL,
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 5.00%),
7.36%
,
 12/31/27
(a)
........... EUR 3,000 3,242,148
Altice Financing SA, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.79%
,
 10/29/27
(a)
4,346 3,771,446
Altice Financing SA, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 5.00%), 7.79%
,
 10/29/27
(a)
.... 5,741 4,982,088
Atlas Luxco 4 SARL, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.11%
,
 05/12/28
(a)
3,951 4,248,957
Chrysaor Bidco SARL, Delayed Draw
1st Lien Term Loan, 10/31/31
(a)(r)
.. 172 186,700
Chrysaor Bidco SARL, Facility 1st Lien
Term Loan B, 10/31/31
(a)(r)
...... 3,672 3,977,338
Cidron Aida Finco SARL, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.25%),
6.75%
,
 10/27/31
(a)
........... 4,000 4,302,666
Claudius Finance Parent SARL, 1st
Lien Term Loan B4, 07/05/28
(a)(r)
.. 4,500 4,837,287
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.34%
,
 08/06/29
(a)
........... 4,000 4,285,538
Connect Finco SARL, 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.50% Floor + 4.50%),
8.82%, 09/13/29
(a)
......... USD 15,409 13,501,912
Security
Par (000)
Par (000) Value
Luxembourg (continued)
Delta 2 (Lux) SARL, 1st Lien Term Loan
B, (3-mo. CME Term SOFR at 0.50%
Floor + 2.00%), 6.30%
,
 09/30/31
(a)(l)
USD 598 $ 596,373
Eircom Finco SARL, Facility 1st Lien
Term Loan B5, (1-mo. EURIBOR
at 0.00% Floor + 2.75%),
5.21%
,
 05/15/29
(a)
........... EUR 4,500 4,838,017
Ephios Subco 3 SARL, Facility 1st Lien
Term Loan B, 04/18/31
(a)(f)(r)
..... 1,000 1,078,326
Froneri International Ltd., 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.50%), 5.10%
,
 09/30/31
(a)
5,000 5,375,521
Genesys Cloud Services, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.82%
,
 01/30/32
(a)(l)
.......... USD 627 620,004
Index HoldCo SARL, Facility 1st Lien
Term Loan A, 0.10%
,
 12/29/28
(a)
.. EUR 3,811 1,147,931
Jazz Financing Lux SARL, 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.57%
,
 05/05/28
(a)(l)
.......... USD 706 705,734
Liberty Media Corp., 1st Lien
Term Loan, (12-mo. CME Term
SOFR at 0.50% Floor + 0.00%),
0.00%
,
 08/01/31
(a)(l)
.......... 299 298,305
Matador Bidco SARL, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.67%
,
 07/16/29
(a)(l)
.......... 1,500 1,495,320
Matterhorn Telecom SA, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.14%
,
 01/26/32
(a)
........... EUR 5,923 6,399,661
Motion Finco SARL, Facility 1st Lien
Term Loan B2, (3-mo. EURIBOR
at 0.00% Floor + 3.75%),
6.11%
,
 11/12/29
(a)
........... 3,924 4,177,876
Radar Bidco SARL, 1st Lien Term Loan
B2, (3-mo. EURIBOR at 0.00% Floor
+ 3.75%), 6.48%
,
 04/04/31
(a)
.... 4,258 4,604,246
Rainbow Finco SARL, Facility 1st
Lien Term Loan B2, (6-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.71%
,
 02/26/29
(a)
........... 6,600 7,071,138
Seine Holdco SAS, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.50%),
6.29%
,
 01/11/31
(a)
........... 4,000 4,314,993
Summer BC Bidco B LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 7.42%
,
 01/31/29
(a)
588 633,263
Summer BC Holdco B SARL, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.96%
,
 01/31/29
(a)
........... 2,412 2,596,234
Tackle SARL, Facility 1st Lien Term
Loan B2, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.78%
,
 05/22/28
(a)
4,400 4,708,145
Telenet International Finance SARL,
1st Lien Term Loan AQ, (1-mo.
EURIBOR at 0.00% Floor + 2.25%),
4.62%
,
 04/30/29
(a)
........... 4,000 4,226,585
125,999,043

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands — 0.2%
Ammega Group BV, Facility 1st Lien
Term Loan B3, (3-mo. EURIBOR
at 0.00% Floor + 4.75%),
7.11%
,
 01/01/29
(a)
........... EUR 4,000 $ 4,319,794
Barentz International BV, Facility
1st Lien Term Loan B3,
7.65%
,
 03/03/31
(l)
........... USD 500 496,460
Bock Capital Bidco BV, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.86%
,
 06/29/28
(a)
EUR 4,000 4,298,860
Boels Topholding BV, Facility 1st
Lien Term Loan B3, (1-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.20%
,
 05/23/31
(a)
........... 4,417 4,756,302
Flutter Financing BV, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 1.75%),
6.05%
,
 12/02/30
(a)(l)
.......... USD 938 931,924
Fugue Finance BV, 1st Lien Term Loan,
(6-mo. EURIBOR at 0.00% Floor +
3.25%), 5.95%
,
 01/09/32
(a)
..... EUR 4,000 4,293,756
Median BV, 1st Lien Term Loan,
10.74%
,
 10/14/27
(a)
.......... GBP 5,300 6,624,866
Median BV, Facility 1st Lien Term Loan
B1, (3-mo. EURIBOR at 0.00% Floor
+ 4.93%), 7.28%
,
 10/14/27
(a)
.... EUR 3,618 3,888,788
Nobian Finance BV, 1st Lien Term
Loan B
(a)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.54%, 07/01/29 .... 5,928 6,375,260
 07/31/30
(r)
................ 7,263 7,792,787
Odido Holding BV, Facility 1st Lien Term
Loan B2, (1-mo. EURIBOR at 0.00%
Floor + 3.15%), 5.83%
,
 03/30/29
(a)
4,000 4,291,896
Peer Holding III BV, Facility 1st Lien
Term Loan B4, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.83%
,
 10/28/30
(a)(l)
.......... USD 791 789,531
Peer Holding III BV, Facility 1st Lien
Term Loan B6, (1-mo. EURIBOR
at 0.00% Floor + 3.25%),
6.97%
,
 07/01/31
(a)
........... EUR 1,500 1,614,181
Peer Holding III BV, Facility 1st Lien
Term Loan B7, (3-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.61%
,
 11/26/31
(a)
........... 3,000 3,235,790
Pegasus Bidco BV, 1st Lien Term Loan
B, (3-mo. EURIBOR at 0.00% Floor
+ 3.50%), 6.02%
,
 07/12/29
(a)
.... 3,760 4,068,599
Sandy Bidco BV, Facility 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.85%), 6.26%
,
 08/17/29
(a)
3,000 3,190,278
Sigma HoldCo BV, Facility 1st Lien
Term Loan B13, (6-mo. EURIBOR
at 0.00% Floor + 4.00%), 6.50% -
6.56%
,
 01/03/28
(a)
........... 10,500 11,304,489
Stage Entertainment BV, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.54%
,
 06/01/29
(a)
........... 4,708 5,099,487
TMF Sapphire Bidco BV, 1st Lien Term
Loan B5, (3-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.99%
,
 05/03/28
(a)
4,000 4,305,737
Security
Par (000)
Par (000) Value
Netherlands (continued)
UPC Broadband Holding BV, Facility
1st Lien Term Loan AU, (1-mo.
EURIBOR at 0.00% Floor + 2.50%),
4.87%
,
 04/30/29
(a)
........... EUR 4,500 $ 4,817,678
Ziggo BV, Facility 1st Lien Term Loan H,
(1-mo. EURIBOR at 0.00% Floor +
3.00%), 5.37%
,
 01/31/29
(a)
..... 4,279 4,449,673
90,946,136
New Zealand — 0.0%
FNZ NZ Finco Ltd., 1st Lien Term Loan,
(Daily SONIA at 0.00% Floor +
6.00%), 6.00%
,
 11/05/31
(a)(f)
..... GBP 13,000 16,037,076
Norway — 0.0%
Sector Alarm Holding A/S, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 3.50%),
6.00%
,
 06/14/29
(a)
........... EUR 4,535 4,895,737
Spain — 0.2%
(a)
Aernnova Aerospace SAU, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.76%
,
 02/27/30 ............ 4,042 4,360,047
Boluda Towage SL, Facility 1st Lien
Term Loan B3, 01/31/30
(r)
...... 4,513 4,887,129
Cervantes Bidco SL, 1st Lien Term
Loan B, (6-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.46%
,
 10/30/31 . 4,746 5,140,366
PAX HoldCo Spain SL, Facility
1st Lien Term Loan B3, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.52%
,
 12/31/29 ............ 8,528 9,184,371
Promontoria Challenger I SA, (1-mo.
CME Term SOFR at 0.00% Floor +
2.75%), 5.65%
,
 07/21/25
(f)
...... 16,974 18,262,243
Sirocco Lux SA, 1st Lien Term Loan A,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.90%), 6.60%
,
 03/01/26
(f)
26,609 28,771,995
70,606,151
Sweden — 0.0%
(a)
Eleda Management AB, Delayed Draw
1st Lien Term Loan, 04/02/31
(r)
... 667 720,867
Eleda Management AB, Facility
1st Lien Term Loan B, (3-mo.
EURIBOR at 0.00% Floor + 4.00%),
6.36%
,
 04/03/31 ............ 3,333 3,604,333
Quimper AB, Facility 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.43%
,
 03/29/30 . 4,000 4,329,914
Verisure Holding AB, Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.00%),
5.36%
,
 03/27/28 ............ 3,000 3,228,492
11,883,606

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — 0.8%
(a)
Acuris Finance US, Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.03%
,
 02/16/28 . EUR 3,000 $ 3,207,439
Bellis Acquisition Co. plc, Facility
1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 4.00%),
7.09%
,
 05/12/31 ............ 1,500 1,544,405
Belron Finance US LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.00%), 5.53%
,
 10/16/31 . 13,677 14,751,435
Cabot Securitisation UK Ltd., 1st Lien
Term Loan, (12-mo. CME Term
SOFR + 3.20%), 7.66%
,
 11/30/31
(f)
GBP 35,000 45,211,250
CD&R Firefly Bidco plc, 1st Lien Term
Loan
(r)
 04/30/29 ................. EUR 1,000 1,073,331
 04/30/29 ................. GBP 6,300 8,092,777
CD&R Firefly Bidco plc, 1st Lien Term
Loan B4, 06/21/28
(r)
.......... EUR 3,000 3,227,680
CD&R Firefly Bidco plc, Facility
1st Lien Term Loan B8, (Daily
SONIA at 0.00% Floor + 5.25%),
5.25%
,
 04/30/29 ............ GBP 4,475 5,762,893
City Football Group Ltd., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.94%
,
 07/22/30
(l)
........... USD 993 978,029
Eagle 4 Ltd., 1st Lien Term Loan B2,
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.11%
,
 07/12/28 ....... EUR 5,500 5,951,372
Eagle Bidco Ltd., Facility 1st Lien Term
Loan B, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 5.86%
,
 03/20/28 . 8,283 8,893,982
Edge Finco plc, Facility 1st Lien Term
Loan B1, 08/22/31
(r)
.......... 7,922 8,529,630
Element Materials Technology Group
US Holdings, Inc., 1st Lien Term
Loan, (3-mo. EURIBOR at 0.00%
Floor + 3.75%), 6.11%
,
 07/06/29 . 4,000 4,328,790
Elvis UK Holdco Ltd., Facility 1st Lien
Term Loan B, (3-mo. EURIBOR
at 0.00% Floor + 3.43%),
6.13%
,
 10/16/28 ............ 3,500 3,776,148
Entain Holdings (Gibraltar) Ltd., Facility
1st Lien Term Loan B4, (3-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.62%
,
 06/30/28 ............ 4,000 4,322,735
Entain plc, Facility 1st Lien Term
Loan B3, (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.05%
,
 10/31/29
(l)
........... USD 808 807,923
Hyperion Refinance SARL, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.32%
,
 02/18/31
(l)
........... 997 989,314
INEOS Finance plc, 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.05%
,
 06/23/31 . EUR 9,036 9,606,508
INEOS Finance plc, 1st Lien Term Loan
B, (1-mo. EURIBOR at 0.00% Floor
+ 3.25%), 5.80%
,
 02/07/31 ..... 3,000 3,177,011
Security
Par (000)
Par (000) Value
United Kingdom (continued)
INEOS Quattro Holdings UK Ltd.,
Facility 1st Lien Term Loan B, (1-mo.
EURIBOR at 0.00% Floor + 4.50%),
6.86%
,
 04/03/29 ............ EUR 11,295 $ 11,901,523
Ineos US Finance LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.57%
,
 02/18/30
(l)
........... USD 960 920,568
Inspired Finco Holdings Ltd., 1st
Lien Term Loan B6, (1-mo.
EURIBOR at 0.00% Floor + 3.25%),
5.61%
,
 02/28/31 ............ EUR 4,000 4,293,237
Leased & Tenented Pubs 1 Ltd., 1st
Lien Term Loan, (12-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
0.00%
,
 10/01/31
(f)
........... GBP 4,054 5,249,846
Lernen Bidco Ltd., 1st Lien Term Loan
B2, (6-mo. EURIBOR at 0.00% Floor
+ 4.00%), 6.78%
,
 04/24/29 ..... EUR 4,000 4,326,844
Magnavale Holdings Ltd., Facility
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.28%
,
 06/05/26
(f)
........... GBP 30,990 40,038,231
Market Bidco Ltd., Facility 1st Lien Term
Loan B3, (3-mo. EURIBOR at 0.00%
Floor + 4.50%), 7.06%
,
 11/04/30 . EUR 8,650 9,328,739
Masorange Holdco Ltd., Facility
1st Lien Term Loan B5, (3-mo.
EURIBOR at 0.00% Floor + 2.75%),
5.22%
,
 03/25/31 ............ 29,473 31,517,498
Mercia, 1st Lien Term Loan A1, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.10%
,
 04/09/25
(f)
........... GBP 9,371 12,105,369
Mercia, 1st Lien Term Loan A2, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.10%
,
 04/09/25
(f)
........... 28,574 36,910,591
Mercia, 1st Lien Term Loan B-1, (3-mo.
SONIA at 0.00% Floor + 2.40%),
7.10%
,
 04/09/25
(f)
........... 1,646 2,126,172
Modulaire Group Holdings Ltd., Facility
1st Lien Term Loan B2, (3-mo.
EURIBOR at 0.00% Floor + 4.18%),
6.53%
,
 12/15/28 ............ EUR 5,000 5,394,822
OCS Group Holding Ltd., Facility
1st Lien Term Loan B1, (Daily
SONIA at 0.00% Floor + 5.75%),
5.75%
,
 11/27/31 ............ GBP 2,286 2,939,668
Platform Bidco Ltd., Facility 1st Lien
Term Loan B3, (1-mo. EURIBOR
at 0.00% Floor + 3.75%),
7.16%
,
 09/29/28 ............ EUR 3,000 3,238,840
Rubix Group Finco Ltd., 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 4.00%), 6.54%
,
 09/29/28 . 4,000 4,321,870
Seashell Bidco SL, Delayed Draw
Facility 1st Lien Term Loan B, (6-mo.
EURIBOR at 0.00% Floor + 5.50%),
7.88%
,
 10/10/29
(f)
........... 9,119 9,860,193
Synlab Bond plc, Facility 1st Lien Term
Loan, (6-mo. EURIBOR at 0.00%
Floor + 2.50%), 5.07%
,
 07/01/27 . 3,230 3,454,076

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
VMED O2 UK HoldCo 4 Ltd., Facility
1st Lien Term Loan Z, (1-mo.
EURIBOR at 0.00% Floor + 3.43%),
5.79%
,
 10/15/31 ............ EUR 4,000 $ 4,274,119
Zegona Holdco Ltd., Facility 1st Lien
Term Loan B, 07/16/29
(r)
....... 3,461 3,714,750
330,149,608
United States — 3.8%
ABG Intermediate Holdings 2 LLC,
1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.57%
,
 12/21/28
(a)(l)
..... USD 983 971,295
Action Environmental Group, Inc.
(The), 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
 10/24/30
(a)(f)(l)
.... 569 568,082
ADMI Corp., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
3.38%), 7.81%
,
 12/23/27
(a)(l)
..... 494 487,527
AG Group Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.57%
,
 12/29/28
(a)(l)
.......... 997 977,129
AHP Health Partners, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.07%
,
 08/24/28
(a)(l)
.......... 879 877,518
AI Aqua Merger Sub, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.31%
,
 07/31/28
(a)(l)
.......... 1,330 1,316,175
Air Control Concepts Holdings LP, 1st
Lien Term Loan, 07/23/31
(a)(l)(r)
... 1,000 984,580
AlixPartners LLP, 1st Lien Term Loan
(a)
(3-mo. EURIBOR at 0.00% Floor +
3.00%), 5.36%, 02/04/28 .... EUR 4,324 4,661,712
(1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.94%, 02/04/28
(l)
USD 612 611,165
Alliant Holdings Intermediate LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.07%
,
 09/19/31
(a)(l)
.......... 990 983,283
Allied Universal Holdco LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.17%
,
 05/12/28
(a)
........... 13,178 13,155,636
AllSpring Buyer LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.31%
,
 11/01/30
(a)(l)
.......... 987 985,495
Alorica, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 1.00%
Floor + 6.88%), 11.20%
,
 12/21/27
(a)(f)
20,912 20,677,946
Altafiber Virginia LLC, 1st Lien Term
Loan B4, (1-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.07%
,
 11/22/28
(a)(l)
.......... 995 993,201
Altar Bidco, Inc., 2nd Lien Term Loan,
(12-mo. CME Term SOFR at 0.50%
Floor + 5.60%), 9.75%
,
 02/01/30
(a)
35,591 33,611,352
Alterra Mountain Co., 1st Lien Term
Loan B7, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.32%
,
 05/31/30
(a)(l)
.......... 459 458,872
Security
Par (000)
Par (000) Value
United States (continued)
Amentum Holdings, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.00% Floor + 2.25%),
6.57%, 09/29/31
(a)
......... USD 35,624 $ 34,376,887
American Airlines, Inc., 1st Lien
Term Loan, (6-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.51%
,
 06/04/29
(a)(l)
.......... 990 974,408
American Auto Auction Group LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 4.50%),
8.80%
,
 12/30/27
(a)
........... 3,137 3,129,380
American Axle & Manufacturing, Inc.,
1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.50% Floor + 3.00%;
6-mo. CME Term SOFR at 0.50%
Floor + 3.00% at 0.50% Floor +
3.00%), 7.32% - 7.45%
,
 12/13/29
(a)(f)
(l)
....................... 975 962,437
American Residential Services LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.54%
,
 02/02/32
(a)(l)
.......... 1,000 995,000
Amynta Agency Borrower, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.29%
,
 12/29/31
(a)(l)
.......... 547 541,045
Anticimex Global AB, 1st Lien Term
Loan B6, (1-day SOFR at 0.50%
Floor + 3.40%), 7.74%
,
 11/16/28
(a)(l)
119 118,713
Arcline FM Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.50%),
8.80%
,
 06/23/28
(a)(l)
.......... 462 459,283
Aretec Group, Inc., 1st Lien Term
Loan B3, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.82%
,
 08/09/30
(a)(l)
.......... 499 494,097
Arsenal AIC Parent LLC, 1st Lien Term
Loan B
(1-mo. CME Term SOFR at
0.00% Floor + 2.75%),
7.07%, 08/19/30
(a)
......... 2,819 2,794,094
Aruba Investments Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.42%
,
 11/24/27
(a)(l)
.......... 997 967,494
Ascend Learning LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.32%
,
 12/11/28
(a)(l)
.......... 995 981,899
ASP Dream Acquisition Co. LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 4.25%),
8.67%
,
 12/15/28
(a)(f)(l)
......... 500 482,500
AssuredPartners, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.82%
,
 02/14/31
(a)(l)
.......... 992 993,116
AthenaHealth Group, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.32%
,
 02/15/29
(a)(l)
.......... 500 492,970

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Autokiniton US Holdings, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.44%
,
 04/06/28
(a)(l)
.......... USD 1,496 $ 1,465,360
Avaya, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 1.00% Floor +
7.50%), 11.82%
,
 08/01/28
(a)
..... 92 72,403
AZEK Group LLC (The), 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 2.00%),
6.32%
,
 09/26/31
(a)(f)(l)
......... 1,032 1,032,412
B&G Foods, Inc., 1st Lien Term
Loan B5, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.82%
,
 10/10/29
(a)(l)
.......... 997 978,043
Baldwin Insurance Group Holdings LLC
(The), 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
 05/27/31
(a)(l)
..... 476 474,711
Bally's Corp., Facility 1st Lien Term
Loan B
(3-mo. CME Term SOFR at
0.50% Floor + 3.25%),
7.80%, 10/02/28
(a)
......... 30,526 27,091,574
Barracuda Networks, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.79%
,
 08/15/29
(a)(l)
.......... 987 851,610
Bausch + Lomb Corp., 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.50% Floor + 3.25%),
7.67%, 05/10/27
(a)
......... 31,407 31,275,271
BCPE Empire Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term SOFR
+ 3.25%), 4.32%
,
 12/11/28
(a)(l)
... 500 492,290
Belron Finance 2019 LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 2.75%),
7.05%
,
 10/16/31
(a)
........... 10,871 10,837,451
Bleriot US Bidco, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
 10/31/30
(a)(l)
.......... 1,196 1,185,835
Boost Newco Borrower LLC, 1st Lien
Term Loan B2
(3-mo. CME Term SOFR at
0.00% Floor + 2.00%),
6.30%, 01/31/31
(a)
......... 12,781 12,681,123
Boxer Parent Co., Inc., 1st Lien Term
Loan
(a)
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 6.11%, 07/30/31 ..... EUR 9,552 10,269,808
(3-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.29%, 07/30/31
(l)
USD 1,430 1,403,759
Brand Industrial Services, Inc., 1st Lien
Term Loan C, (3-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.79%
,
 08/01/30
(a)(l)
.......... 1,082 1,020,897
Broadstreet Partners, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.32%
,
 06/16/31
(a)(l)
.......... 993 983,022
Security
Par (000)
Par (000) Value
United States (continued)
BSREP II Houston Office 1HC Owner
LLC, 1st Lien Term Loan, (12-mo.
CME Term SOFR at 0.00% Floor +
0.00%), 0.00%
,
 05/09/25
(a)(f)
..... USD 30,825 $ 13,561,811
CACI International, Inc., 1st Lien Term
Loan B, 10/30/31
(a)(l)(r)
......... 998 991,894
Caesars Entertainment, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.56%
,
 02/06/30
(a)(l)
.......... 824 817,940
Caesars Entertainment, Inc., 1st Lien
Term Loan B1
(3-mo. CME Term SOFR at
0.50% Floor + 2.25%),
6.56%, 02/06/31
(a)
......... 19,419 19,258,777
Calpine Construction Finance Co.
LP, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
 07/19/30
(a)(l)
..... 1,215 1,210,756
Camelot US Acquisition LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.07%
,
 01/31/31
(a)(l)
.......... 870 858,123
Carnival Corp., 1st Lien Term Loan
(a)(l)
(1-mo. CME Term SOFR at 0.75%
Floor + 2.00%), 6.32%, 08/09/27 351 349,564
(1-mo. CME Term SOFR at 0.75%
Floor + 2.00%), 6.32%, 10/18/28 232 230,998
Cast & Crew LLC, Facility 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.07%
,
 12/29/28
(a)(l)
.......... 961 924,481
Cengage Learning, Inc., 1st Lien Term
Loan, 03/24/31
(a)(l)(r)
.......... 499 494,147
Central Parent LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.55%
,
 07/06/29
(a)(l)
.......... 1,490 1,275,067
Champions Financing, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.75%),
9.07%
,
 02/06/29
(a)(l)
.......... 380 341,005
Chariot Buyer LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.67%
,
 11/03/28
(a)(l)
499 493,620
Charter Communications Operating
LLC, 1st Lien Term Loan B5, (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.56%
,
 12/15/31
(a)
..... 2,005 1,996,668
Charter Next Generation, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
7.31%
,
 11/29/30
(a)(l)
.......... 1,254 1,251,862
Chelsea 24th Street LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.57%
,
 10/17/31
(a)(f)
.......... 18,600 18,611,108
Chemours Co. (The), 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.32%
,
 08/18/28
(a)(l)
.......... 913 909,287
Chemours Co. (The), 1st Lien Term
Loan B3, (1-mo. EURIBOR at 0.00%
Floor + 3.25%), 5.80%
,
 08/18/28
(a)
EUR 8,000 8,599,968

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
CHG Healthcare Services, Inc., 1st Lien
Term Loan, (3-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.30% -
7.31%
,
 09/29/28
(a)(l)
.......... USD 1,286 $ 1,283,015
Chobani LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.82%
,
 10/25/27
(a)(l)
998 997,107
Chromalloy Corp., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.06%
,
 03/27/31
(a)(l)
1,366 1,360,148
Citadel Securities LP, Facility 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.32%
,
 10/31/31
(a)(l)
.......... 990 988,415
Cloud Software Group, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.08%
,
 03/21/31
(a)(l)
.......... 1,998 1,976,460
Cloud Software Group, Inc., Facility 1st
Lien Term Loan B
(a)
(3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.43%, 03/30/29 .... EUR 3,240 3,500,978
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.83%, 03/30/29 USD 8,775 8,685,400
Clover Holdings 2 LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.29%
,
 12/09/31
(a)(f)(l)
......... 995 982,562
Clover Holdings SPV III LLC, 1st Lien
Term Loan, 15.00%
,
 12/09/27
(a)
.. 2,623 2,665,255
Clue Opco LLC, 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor + 4.50%), 8.79%
,
 12/19/30
(a)(l)
929 900,214
Clydesdale Acquisition Holdings,
Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.50% Floor +
3.18%), 7.50%
,
 04/13/29
(a)
..... 17,651 17,560,926
CML Terranea Resort, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 4.35%),
8.67%
,
 01/01/27
(a)(f)
.......... 16,500 16,500,000
CNT Holdings I Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 2.50%),
6.80%
,
 11/08/32
(a)(l)
.......... 510 506,184
Cobham Ultra SeniorCo SARL, Facility
1st Lien Term Loan B, (6-mo. CME
Term SOFR at 0.50% Floor +
3.75%), 8.43%
,
 08/03/29
(a)(l)
..... 1,382 1,375,771
ConnectWise LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.06%
,
 09/29/28
(a)
18,817 18,781,375
Coral-US Co-Borrower LLC, 1st Lien
Term Loan B6, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.43%
,
 10/15/29
(a)(l)
.......... 1,000 983,750
Core & Main LP, 1st Lien Term Loan E,
(6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.27%
,
 02/10/31
(a)(l)
760 756,533
CoreWeave Compute Acquisition Co.
II LLC, Delayed Draw 1st Lien Term
Loan, (3-mo. CME Term SOFR at
0.00% Floor + 9.62%), 13.91% -
13.95%
,
 07/31/28
(a)(f)
......... 52,621 52,226,318
Security
Par (000)
Par (000) Value
United States (continued)
CoreWeave Compute Acquisition Co.
III LLC, Delayed Draw 1st Lien Term
Loan, (3-mo. CME Term SOFR at
0.00% Floor + 6.00%), 10.29% -
10.33%
,
 05/16/29
(a)(f)
......... USD 73,445 $ 72,989,641
Cornerstone Building Brands, Inc., 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.67%
,
 04/12/28
(a)
........... 11,937 9,989,101
Cotiviti, Inc., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.07%
,
 05/01/31
(a)(f)(l)
1,290 1,260,500
CP Iris Holdco I, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.82%
,
 10/02/28
(a)(l)
.......... 335 330,241
CPM Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 4.50%),
8.82%
,
 09/28/28
(a)(l)
.......... 309 303,342
CPPIB OVM Member US LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
 08/20/31
(a)
........... 11,375 11,290,174
Creative Artists Agency LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.07%
,
 10/01/31
(a)(l)
.......... 268 266,931
Crocs, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 6.55%
,
 02/19/29
(a)(l)
..... 424 424,949
CSC Holdings LLC, 1st Lien Term Loan
B5, (US Prime Rate at 0.00% Floor
+ 1.50%), 9.00%
,
 04/15/27
(a)
.... 4,235 3,973,360
CTP-02 Propco LLC, (1-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
7.57%
,
 12/06/29
(a)
........... 26,100 26,100,000
Cushman & Wakefield US Borrower
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
 01/31/30
(a)(l)
..... 973 970,069
CVR CHC LP, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.30%
,
 12/30/27
(a)
15,022 15,022,350
Dave & Buster's, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.56%
,
 06/29/29
(a)(l)
.......... 774 688,494
Dayforce, Inc., 1st Lien Term Loan B,
03/01/31
(a)(f)(l)(r)
.............. 259 257,751
DCert Buyer, Inc., 1st Lien Term Loan,
10/16/26
(a)(l)(r)
............... 499 484,226
Dealer Tire Financial LLC, 1st Lien
Term Loan B5, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.32%
,
 07/02/31
(a)(f)(l)
......... 1,488 1,478,211
Deerfield Dakota Holding LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 1.00% Floor + 3.75%),
8.08%
,
 04/09/27
(a)(l)
.......... 992 939,373
Delta Topco, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.07%
,
 11/30/29
(a)(l)
995 982,934

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Derby Buyer LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.31%
,
 11/01/30
(a)(l)
USD 516 $ 511,412
Dessert Holdings, 1st Lien Term Loan,
06/09/28
(a)(r)
............... 2,426 2,362,601
Digital Room Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 5.25%),
9.67%
,
 12/21/28
(a)(f)
.......... 6,125 6,067,193
DirecTV Financing LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 5.00%),
9.55%
,
 08/02/27
(a)
........... 1,116 1,116,493
DirecTV Financing LLC, 1st Lien Term
Loan B, 02/17/31
(a)(r)
.......... 17,201 16,373,297
DIRECTV Financing LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 5.25%),
9.80%
,
 08/02/29
(a)(l)
.......... 840 826,445
Discovery Energy Holding Corp., 1st
Lien Term Loan, 05/01/31
(a)(l)(r)
... 500 491,405
Discovery Purchaser Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.04%
,
 10/04/29
(a)(l)
.......... 275 272,219
DK Crown Holdings, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.07%
,
 03/04/32
(a)(l)
.......... 275 273,111
Dun & Bradstreet Corp. (The), 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.57%
,
 01/18/29
(a)(l)
.......... 985 982,161
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.32%
,
 10/31/31
(a)(l)
.......... 1,047 1,043,368
Dynasty Acquisition Co., Inc., 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.32%
,
 10/31/31
(a)(l)
.......... 399 397,950
E2open LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.94%
,
 02/04/28
(a)(l)
997 994,510
Eastman Chemical, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.75%
Floor + 5.25%), 9.81%
,
 11/01/28
(a)
4,418 2,665,723
ECL Entertainment LLC, Facility 1st
Lien Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.82%
,
 08/30/30
(a)
........... 21,863 21,801,113
EIS Group Ltd., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 7.00%), 11.32%
,
 07/10/28
(a)(f)
28,919 27,799,427
EIS Group Ltd., Revolving Loan 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 7.00%),
11.32%
,
 07/10/28
(a)(f)
......... 2,892 2,779,943
Elanco Animal Health, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.17%
,
 08/02/27
(a)(l)
.......... 671 669,181
Security
Par (000)
Par (000) Value
United States (continued)
Element Materials Technology
Group US Holdings, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.05%
,
 06/22/29
(a)(l)
.......... USD 985 $ 981,499
Ellucian Holdings, Inc., 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.32%
,
 10/09/29
(a)(l)
.......... 806 803,696
Emerald Technologies US
AcquisitionCo, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 6.25%),
10.57%
,
 12/29/27
(a)(f)
......... 7,388 5,467,101
EMRLD Borrower LP, 1st Lien
Term Loan B, (6-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.93%
,
 05/31/30
(a)(l)
.......... 1,489 1,472,794
Engineered Machinery Holdings,
Inc., 1st Lien Term Loan, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.11%
,
 05/19/28
(a)
........... EUR 3,979 4,298,430
Ensemble RCM LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.29%
,
 08/01/29
(a)(l)
.......... USD 969 967,533
EP Purchaser LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 8.09%
,
 11/06/28
(a)(l)
982 973,379
Examworks Bidco, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.07%
,
 11/01/28
(a)(l)
.......... 990 987,314
Fanatics Commerce Intermediate
Holdco LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.69%
,
 11/23/28
(a)(f)(l)
1,125 1,122,188
Fertitta Entertainment LLC, 1st Lien
Term Loan B
(1-mo. CME Term SOFR at
0.50% Floor + 3.50%),
7.82%, 01/29/29
(a)
......... 30,148 29,651,920
First Advantage Holdings LLC, 1st Lien
Term Loan B2, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.57%
,
 10/31/31
(a)(l)
.......... 998 990,647
First Brands Group LLC, 1st Lien Term
Loan, (3-mo. EURIBOR at 1.00%
Floor + 5.00%), 7.61%
,
 03/30/27
(a)
EUR 8,686 8,798,998
Fleet Midco I Ltd., 1st Lien Term
Loan B2, (6-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.06%
,
 02/21/31
(a)(f)(l)
......... USD 932 928,791
Focus Financial Partners LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 0.00%),
7.07%
,
 09/15/31
(a)(l)
.......... 1,187 1,174,889
Fortrea Holdings, Inc., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.07%
,
 07/01/30
(a)(l)
.......... 307 286,657

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Fortress Intermediate 3, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.07%
,
 06/27/31
(a)(l)
.......... USD 994 $ 990,718
Foundation Building Materials, Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.32%
,
 01/29/31
(a)(l)
.......... 1,477 1,339,237
Gainwell Acquisition Corp., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 4.00%),
8.40%
,
 10/01/27
(a)(l)
.......... 990 926,157
Galaxy Universal LLC, Term Loan,
(6-mo. CME Term SOFR at 1.00%
Floor + 6.25%), 10.94%
,
 11/12/26
(a)(f)
27,520 27,519,889
Genuine Financial Holdings LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.55%
,
 09/27/30
(a)(l)
.......... 967 948,922
Go Daddy Operating Co. LLC, 1st Lien
Term Loan B8, (1-mo. CME Term
SOFR at 0.00% Floor + 1.75%),
6.07%
,
 11/09/29
(a)(l)
.......... 991 985,535
GOAT Holdco LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.32%
,
 01/27/32
(a)
12,791 12,695,067
Gogo Intermediate Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
8.19%
,
 05/01/28
(a)(l)
.......... 997 931,483
GoTo Group, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at
0.00% Floor + 4.75%),
9.19%, 04/30/28
(a)
......... 8,527 6,395,675
Grant Thornton Advisors LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.06%
,
 06/02/31
(a)(l)
.......... 979 972,957
Grant Thornton Advisors LLC,
Delayed Draw 1st Lien Term Loan,
0.00%
,
 06/02/31
(a)(l)
.......... 21 21,103
Grifols Worldwide Operations USA,
Inc., 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.46%
,
 11/15/27
(a)(l)
..... 683 675,272
Grinding Media, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.82%
,
 10/12/28
(a)(f)(l)
......... 987 976,214
Guardian US Holdco LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.80%
,
 01/31/30
(a)(l)
.......... 997 981,056
Gulfside Supply, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.30%
,
 06/17/31
(a)(l)
.......... 992 982,481
Hanesbrands, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.07%
,
 03/08/32
(a)(l)
1,126 1,122,708
Helios Software Holdings, Inc., 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.80%
,
 07/18/30
(a)(l)
.......... 716 715,251
Security
Par (000)
Par (000) Value
United States (continued)
Herschend Entertainment Co. LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.32%
,
 08/28/28
(a)
........... USD 3,670 $ 3,670,386
Hilcorp Energy I LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at
0.00% Floor + 2.00%),
6.32%, 02/06/30
(a)
......... 10,828 10,800,930
Hilton Domestic Operating Co., Inc.,
1st Lien Term Loan B4, (1-mo.
CME Term SOFR at 0.00% Floor +
1.75%), 6.07%
,
 11/08/30
(a)(l)
..... 276 275,608
Hilton Garden Inn, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.61%
,
 01/01/38
(a)(f)
29,100 29,305,775
Hilton Grand Vacations Borrower
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
 01/17/31
(a)(l)
..... 652 646,550
HLP Hotel LLC, 1st Lien Term Loan,
(12-mo. CME Term SOFR at 0.00%
Floor + 3.55%), 7.87%
,
 09/09/26
(a)(f)
25,700 25,700,000
HomeServe USA Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.32%
,
 10/21/30
(a)(l)
.......... 1,440 1,425,190
HP LQ Investment LP, 1st Lien Term
Loan
(12-mo. CME Term SOFR
at 0.00% Floor + 0.00%),
7.13%, 12/09/25
(a)(f)
........ 31,650 31,650,000
Hrni Holdings LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.67%
,
 12/11/28
(a)
30,406 30,228,484
HUB International Ltd., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 2.50%),
6.79%
,
 06/20/30
(a)(l)
.......... 993 987,590
Hunter Douglas, Inc., 1st Lien Term
Loan B1, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.55%
,
 01/16/32
(a)(l)
.......... 1,353 1,289,284
Hydrofarm Holdings Group, Inc., 1st
Lien Term
Loan,
(1-mo. CME Term
SOFR at 1.00% Floor + 5.50%),
9.94%
,
 10/25/28
(a)(f)
.......... 4,320 3,456,008
Icon Parent, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at
0.00% Floor + 3.00%),
7.32%, 11/13/31
(a)
......... 30,083 29,831,506
Indy US Bidco LLC, 1st Lien Term Loan,
(1-mo. EURIBOR at 0.00% Floor +
3.50%), 5.86%
,
 03/06/28
(a)
..... EUR 4,489 4,815,244
INEOS Enterprises Holdings US Finco
LLC, 1st Lien Term Loan B, (3-mo.
CME Term SOFR at 0.00% Floor +
3.75%), 8.16%
,
 07/07/30
(a)(f)(l)
.... USD 988 986,266
Informatica LLC, 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.57%
,
 10/27/28
(a)(l)
992 991,087
Innio North America Holding, Inc.,
Facility 1st Lien Term Loan B,
11/02/28
(a)(l)(r)
............... 657 656,525

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Interface Security Systems LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
11.42%
,
 04/30/25
(a)(f)
......... USD 18,654 $ 9,373,454
IRB Holding Corp., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.75%
Floor + 2.50%), 6.82%
,
 12/15/27
(a)(l)
995 988,115
Iridium Satellite LLC, 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.75% Floor + 2.25%),
6.57%
,
 09/20/30
(a)(l)
.......... 1,124 1,103,605
J&J Ventures Gaming LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.50%),
7.82%
,
 04/26/30
(a)
........... 7,829 7,702,008
Jack Ohio Finance LLC, 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.75% Floor + 4.00%),
8.32%, 01/28/32
(a)
......... 6,009 5,987,968
Janus International Group LLC, 1st Lien
Term Loan B, 08/05/30
(a)(l)(r)
..... 997 992,320
JFL-Tiger Acquisition Co., Inc., 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.30%
,
 10/17/30
(a)(l)
.......... 659 658,178
Jump Financial LLC, 1st Lien Term
Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 4.25%),
8.55%
,
 02/26/32
(a)(l)
.......... 986 990,355
Kaman Corp., 1st Lien Term Loan
(6-mo. CME Term SOFR at
0.50% Floor + 2.75%), 7.03% -
7.07%, 02/26/32
(a)
......... 17,824 17,571,465
Kaman Corp., Delayed Draw 1st Lien
Term Loan
at 0.00% Floor + 0.00%),
0.00%, 02/26/32
(a)
......... 1,682 1,657,685
KBR, Inc., 1st Lien Term Loan B, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
 01/17/31
(a)(l)
..... 305 303,777
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%),
8.30% - 8.32%
,
 08/11/28
(a)(l)
..... 1,003 993,849
Legence Holdings LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
7.57%
,
 12/15/28
(a)(l)
.......... 874 864,976
Life Time, Inc., 1st Lien Term Loan
(3-mo. CME Term SOFR at
0.00% Floor + 2.50%),
6.80%, 10/22/31
(a)
......... 8,913 8,885,925
Light & Wonder International, Inc.,
1st Lien Term Loan B2, (1-mo.
CME Term SOFR at 0.50% Floor +
2.25%), 6.57%
,
 04/16/29
(a)(l)
..... 987 983,639
LSF 12 Crown US Commercial Bidco
LLC, 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.00% Floor +
4.25%), 8.57%
,
 12/02/31
(a)(l)
..... 500 489,790
Lummus Technology Holdings V LLC,
1st Lien Term Loan B, (1-mo. CME
Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
 12/31/29
(a)(l)
..... 985 981,540
Security
Par (000)
Par (000) Value
United States (continued)
M6 ETX Holdings II Midco LLC,
1st Lien Term Loan, (US Prime
Rate at 0.50% Floor + 3.50%),
11.00%
,
 09/19/29
(a)(l)
.......... USD 982 $ 980,786
Maravai Intermediate Holdings LLC, 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.29%
,
 10/19/27
(a)(f)(l)
......... 559 539,697
Maverick Gaming LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at
1.00% Floor + 7.50%),
11.81%, 06/05/28
(a)
........ 8,424 6,002,650
Mavis Tire Express Services Topco
Corp., 1st Lien Term Loan
(3-mo. CME Term SOFR at
0.75% Floor + 3.00%),
7.31%, 05/04/28
(a)
......... 5,118 5,080,483
McAfee Corp., 1st Lien Term Loan B,
(3-mo. EURIBOR at 0.00% Floor +
3.50%), 6.11%
,
 03/01/29
(a)
..... EUR 3,430 3,614,369
McAfee Corp., 1st Lien Term Loan B1,
(1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.32%
,
 03/01/29
(a)
USD 24,774 23,602,988
Medical Solutions Holdings, Inc., 2nd
Lien Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 7.00%),
11.39%
,
 11/01/29
(a)(f)
.......... 3,210 1,605,000
Medline Borrower LP, 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.50% Floor + 2.25%),
6.57%, 10/23/28
(a)
......... 42,018 41,921,501
MH Sub I LLC, 1st Lien Term Loan
(a)(l)
(1-mo. CME Term SOFR at 0.50%
Floor + 4.25%), 8.57%, 05/03/28 883 834,789
(1-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.57%, 12/31/31 597 546,510
Mitchell International, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.57%
,
 06/17/31
(a)(l)
.......... 995 982,184
Momentive Performance Materials, Inc.,
1st Lien Term Loan, 03/29/28
(a)(l)(r)
. 982 975,333
Montage Hotels & Resorts LLC,
Revolving 1st Lien Term Loan,
(3-mo. CME Term SOFR + 0.00%),
10.49%
,
 02/16/29
(a)(f)
......... 5,215 5,169,720
Montage Hotels & Resorts LLC,
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 6.00%),
10.49%
,
 02/16/29
(a)(f)
......... 12,228 12,122,098
Motion Finco SARL, Facility 1st Lien
Term Loan B3, (3-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.80%
,
 11/13/29
(a)(l)
.......... 1,489 1,427,366
MPH Acquisition Holdings LLC, 1st Lien
Term Loan
(a)(l)
(3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.04%, 12/31/30 53 52,674
(3-mo. CME Term SOFR at 0.50%
Floor + 4.60%), 9.15%, 12/31/30 442 361,935
Naked Juice LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.43%
,
 01/24/29
(a)
2,987 1,525,899

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Naked Juice LLC, 2nd Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.40%
,
 01/24/30
(a)
USD 943 $ 207,064
Neon Maple US Debt Mergersub, Inc.,
1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor +
3.00%), 7.32%
,
 11/17/31
(a)(l)
..... 1,000 992,220
Neptune Bidco US, Inc., 1st Lien Term
Loan B, (3-mo. EURIBOR at 0.00%
Floor + 5.00%), 7.79%
,
 04/11/29
(a)
EUR 1,995 2,022,292
NGL Energy Operating LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.07%
,
 02/03/31
(a)(l)
.......... USD 413 410,250
NGP XI Midstream Holdings LLC, 1st
Lien Term Loan
(3-mo. CME Term SOFR at
0.00% Floor + 3.50%),
7.80%, 07/25/31
(a)(f)
........ 6,383 6,351,087
Northwind Midstream, 1st Lien Term
Loan, 02/01/32
(a)(r)
........... 85,909 84,190,820
Olaplex, Inc., 1st Lien Term Loan,
02/16/29
(a)(r)
............... 2,606 2,306,645
Oldcastle BuildingEnvelope, Inc., 1st
Lien Term Loan B, (3-mo. CME Term
SOFR at 0.50% Floor + 4.25%),
8.55%
,
 04/30/29
(a)(l)
.......... 982 916,412
Olympus Water US Holding Corp.,
1st Lien Term Loan B5, (3-mo.
EURIBOR at 0.00% Floor + 3.75%),
6.11%
,
 06/23/31
(a)
........... EUR 5,362 5,787,816
Olympus Water US Holding Corp.,
1st Lien Term Loan B6, (3-mo.
CME Term SOFR at 0.50% Floor +
3.00%), 7.34%
,
 06/23/31
(a)
..... USD 7,411 7,283,278
OMNIA Partners LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
 07/25/30
(a)(l)
.......... 938 930,827
OneDigital Borrower LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.00%),
7.32%
,
 07/02/31
(a)(l)
.......... 993 985,076
Organon & Co., 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.57%
,
 05/19/31
(a)(f)(l)
617 607,745
Organon & Co., 1st Lien Term Loan B,
(1-mo. EURIBOR at 0.00% Floor +
2.75%), 5.11%
,
 12/22/31
(a)
..... EUR 2,888 3,098,704
Osaic Holdings, Inc., 1st Lien Term
Loan B4, (1-mo. CME Term
SOFR at 0.00% Floor + 3.50%),
7.82%
,
 08/17/28
(a)(l)
.......... USD 1,396 1,384,742
Pai HoldCo, Inc., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.30%
,
 10/28/27
(a)
11,241 9,411,159
Park River Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.25%),
7.82%
,
 12/28/27
(a)
........... 2,051 1,876,963
Peraton Corp., 1st Lien Term Loan B,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.17%
,
 02/01/28
(a)(l)
462 410,618
Security
Par (000)
Par (000) Value
United States (continued)
PetSmart LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.75%), 8.17%
,
 02/11/28
(a)(l)
USD 1,231 $ 1,209,429
Phoenix Guarantor, Inc., 1st Lien
Term Loan B5, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.82%
,
 02/21/31
(a)(l)
.......... 990 985,303
Pitney Bowes, Inc., 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 8.07%
,
 03/19/32
(a)
11,730 11,593,111
Planet US Buyer LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.32%
,
 02/07/31
(a)(l)
.......... 954 950,416
Playtika Holding Corp., Facility 1st Lien
Term Loan B1, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.19%
,
 03/13/28
(a)(l)
.......... 992 981,462
Polaris Newco LLC, 1st Lien Term
Loan
(a)
(1-mo. EURIBOR at 0.00% Floor +
3.75%), 6.11%, 06/02/28 ..... EUR 4,979 5,031,957
(3-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.30%, 06/02/28
(l)
USD 992 948,012
Precision Medicine Group LLC, 1st
Lien Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
7.43%
,
 11/18/27
(a)(l)
.......... 990 979,068
Prime Security Services Borrower
LLC, 1st Lien Term Loan B1, (1-mo.
CME Term SOFR at 0.00% Floor +
2.00%), 6.32%
,
 10/15/30
(a)(l)
..... 1,350 1,343,095
Primo Brands Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 2.25%),
6.56%
,
 03/31/28
(a)(l)
.......... 497 494,986
Project Alpha Intermediate Holding,
Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 7.58%
,
 10/28/30
(a)(l)
..... 958 955,546
Project Alpha Intermediate Holding,
Inc., 1st Lien Term Loan B, (12-mo.
CME Term SOFR at 0.50% Floor +
3.25%), 7.42%
,
 10/28/30
(a)
..... 7,997 7,973,649
Proofpoint, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at
0.50% Floor + 3.00%),
7.32%, 08/31/28
(a)
......... 7,483 7,452,709
Quartz AcquireCo LLC, 1st Lien
Term Loan B2, (3-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.55%
,
 06/28/30
(a)(f)(l)
......... 1,551 1,539,203
Quikrete Holdings, Inc., 1st Lien Term
Loan B3
(1-mo. CME Term SOFR at
0.00% Floor + 2.25%),
6.57%, 02/10/32
(a)
......... 10,385 10,257,784
Raven Acquisition Holdings LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.57%
,
 11/19/31
(a)(l)
.......... 440 434,121
Raven Acquisition Holdings LLC,
Delayed Draw 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 0.00%), 0.00%
,
 11/19/31
(a)(l)
35 34,121

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
RealPage, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.59%
,
 04/24/28
(a)(l)
USD 992 $ 978,029
Redstone Holdco 2 LP, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 4.75%),
9.30%
,
 04/27/28
(a)
........... 20,009 10,601,487
Redstone HoldCo 2 LP, 2nd Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 7.75%),
12.30%
,
 04/27/29
(a)
.......... 10,460 3,857,125
Reworld Holding Corp., 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.50% Floor + 2.50%),
6.81%
,
 11/30/28
(a)(l)
.......... 1,872 1,866,876
Reworld Holding Corp., 1st Lien
Term Loan C, (1-mo. CME Term
SOFR at 0.50% Floor + 2.50%),
6.81%
,
 11/30/28
(a)(l)
.......... 103 102,527
Robertshaw US Holding Corp., 1st Lien
Term Loan, 0.00%
,
 02/26/27
(a)(f)
.. 4,760 47,600
Rocket Software, Inc., 1st Lien Term
Loan, (1-mo. EURIBOR at 0.00%
Floor + 4.25%), 6.80%
,
 11/28/28
(a)
EUR 4,000 4,323,383
Roper Industrial Products Investment
Co. LLC, 1st Lien Term Loan D,
(3-mo. CME Term SOFR at 0.50%
Floor + 2.75%), 7.05%
,
 11/22/29
(a)(l)
USD 995 989,139
Sabre GLBL, Inc., 1st Lien Term Loan
B1
(a)
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.94%, 12/17/27 1,782 1,708,202
(1-mo. CME Term SOFR at 0.50%
Floor + 6.00%), 10.42%, 11/15/29 4,468 4,356,331
Sabre GLBL, Inc., 1st Lien Term Loan
B2
(a)
(1-mo. CME Term SOFR at 0.50%
Floor + 3.50%), 7.94%, 12/17/27 2,817 2,701,269
(1-mo. CME Term SOFR at 0.50%
Floor + 5.00%), 9.42%, 06/30/28 7,221 6,935,266
Savor Acquisition, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.57%
,
 02/19/32
(a)(l)
.......... 870 868,974
Savor Acquisition, Inc., Delayed
Draw 1st Lien Term Loan,
0.00%
,
 02/19/32
(a)(l)
.......... 82 81,979
SCIH Salt Holdings, Inc., 1st Lien
Term Loan B1, (3-mo. CME Term
SOFR at 0.75% Floor + 3.00%),
7.29%
,
 01/31/29
(a)(l)
.......... 499 493,987
Sheraton San Diego, 1st Lien Term
Loan, 04/07/30
(a)(r)
........... 15,100 15,039,600
Signia Aerospace LLC, 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.50% Floor + 3.00%),
7.32%, 12/11/31
(a)
......... 14,252 14,144,984
Signia Aerospace LLC, Delayed Draw
1st Lien Term Loan
at 0.50% Floor + 0.00%),
0.00%, 12/11/31
(a)
......... 1,188 1,178,749
Security
Par (000)
Par (000) Value
United States (continued)
Skopima Consilio Parent LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.50% Floor + 3.75%),
8.07%
,
 05/12/28
(a)(l)
.......... USD 499 $ 494,620
Sodalite Tahoe Hotel LLC, 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.90%),
7.33%
,
 12/09/25
(a)(f)
.......... 19,245 19,327,292
Solaris Energy Infrastructure LLC, 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 1.00% Floor + 6.00%),
10.32%
,
 09/11/29
(a)(f)
......... 43,531 43,531,000
Solina Group Services SAS, Facility 1st
Lien Term Loan 8, 07/31/28
(a)(r)
... EUR 4,000 4,317,112
Sotera Health Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.55%
,
 05/30/31
(a)(l)
.......... USD 995 991,269
Star Parent, Inc., 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.30%
,
 09/27/30
(a)(l)
990 944,420
Station Casinos LLC, Facility 1st Lien
Term Loan B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.00%),
6.32%
,
 03/14/31
(a)
........... 7,615 7,567,713
Stonepeak Nile Parent LLC, 1st Lien
Term Loan B, 02/04/32
(a)(l)(r)
..... 1,465 1,458,129
Summit Acquisition, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.75%),
8.07%
,
 10/16/31
(a)(f)(l)
......... 390 389,512
Sunrise Financing Partnership, Facility
1st Lien Term Loan B, (6-mo. CME
Term SOFR at 0.00% Floor +
2.50%), 6.79%
,
 02/16/32
(a)(l)
..... 913 902,494
Surgery Center Holdings, Inc., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.07%
,
 12/19/30
(a)(l)
.......... 302 301,347
Tecta America Corp., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.32%
,
 02/18/32
(a)(l)
.......... 480 475,920
TK Elevator Midco GmbH, 1st Lien
Term Loan C, (6-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
7.74%
,
 04/30/30
(a)(l)
.......... 983 979,300
Topgolf Callaway Brands Corp., 1st
Lien Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.00%),
7.32%
,
 03/18/30
(a)(l)
.......... 942 888,953
TransDigm, Inc., 1st Lien Term Loan J
(3-mo. CME Term SOFR at
0.00% Floor + 2.50%),
6.80%, 02/28/31
(a)
......... 6,178 6,139,452
TransDigm, Inc., 1st Lien Term Loan L
(3-mo. CME Term SOFR at
0.00% Floor + 2.50%),
6.80%, 01/19/32
(a)
......... 14,049 13,966,368
Tronox Finance LLC, 1st Lien Term
Loan B2, 04/04/29
(a)(l)(r)
........ 1,000 971,000
Truist Insurance Holdings LLC, 1st Lien
Term Loan B, (3-mo. CME Term
SOFR at 0.00% Floor + 2.75%),
7.05%
,
 05/06/31
(a)(l)
.......... 523 518,733

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Twitter, Inc., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.50%
Floor + 6.50%), 10.98%
,
 10/26/29
(a)
USD 4,945 $ 4,912,561
UKG, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
3.00%), 7.30%
,
 02/10/31
(a)(l)
..... 987 984,845
USI, Inc., 1st Lien Term Loan, (3-mo.
CME Term SOFR at 0.00% Floor +
2.25%), 6.55%
,
 09/27/30
(a)(l)
..... 1,290 1,276,376
Vaco Holdings LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.60%
Floor + 5.00%), 9.45%
,
 01/22/29
(a)
7,548 6,958,072
VC GB Holdings I Corp., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.50%),
8.06%
,
 07/23/28
(a)(l)
.......... 985 951,626
Verde Purchaser LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.00% Floor + 4.00%),
8.30%
,
 11/30/30
(a)(l)
.......... 494 490,466
VeriFone Systems, Inc., 1st Lien Term
Loan, 08/20/25
(a)(r)
........... 17,238 15,487,825
Veritas Corp., 1st Lien Term Loan B,
(3-mo. CME Term SOFR at 1.00%
Floor + 12.50%), 16.93%
,
 06/30/31
(a)
4,073 4,072,739
Vertiv Group Corp., 1st Lien Term
Loan B3, (1-mo. CME Term
SOFR at 0.75% Floor + 1.75%),
6.07%
,
 03/02/27
(a)(l)
.......... 1,001 998,322
Vestis Corp., 1st Lien Term Loan B1,
(3-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.58%
,
 02/24/31
(a)(l)
1,051 1,045,865
Viasat, Inc., 1st Lien Term Loan, (1-mo.
CME Term SOFR at 0.50% Floor +
4.50%), 8.94%
,
 05/30/30
(a)(l)
..... 461 418,598
Virgin Media Bristol LLC, Facility 1st
Lien Term Loan Q, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.68%
,
 01/31/29
(a)(l)
.......... 1,000 979,200
Virtusa Corp., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.75%
Floor + 3.25%), 7.57%
,
 02/15/29
(a)(l)
982 979,644
VS Buyer LLC, 1st Lien Term Loan,
(1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.07%
,
 04/14/31
(a)(l)
990 988,613
Wand NewCo 3, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at
0.00% Floor + 2.50%),
6.82%, 01/30/31
(a)
......... 11,951 11,759,649
Waystar Technologies, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.57%
,
 10/22/29
(a)(l)
.......... 131 130,645
WEC US Holdings, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 2.25%),
6.57%
,
 01/27/31
(a)(l)
.......... 1,344 1,330,803
WEX, Inc., 1st Lien Term Loan B2,
(1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 6.07%
,
 04/03/28
(a)(l)
965 959,118
Whatabrands LLC, 1st Lien Term Loan
B, (1-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.82%
,
 08/03/28
(a)(l)
373 371,274
Security
Par (000)
Par (000) Value
United States (continued)
White Cap Supply Holdings LLC,
Facility 1st Lien Term Loan C, (1-mo.
CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
 10/19/29
(a)(l)
..... USD 1,995 $ 1,930,881
Wilsonart LLC, 1st Lien Term Loan,
(3-mo. CME Term SOFR at 0.00%
Floor + 4.25%), 8.55%
,
 08/05/31
(a)(l)
995 944,315
Windsor Holdings III LLC, 1st Lien Term
Loan B, 5.12%
,
 08/01/30 ...... EUR 3,000 3,202,183
Woof Holdings, Inc., 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.75% Floor + 3.75%),
8.31%
,
 12/21/27
(a)
........... USD 3,167 1,627,731
WR Grace Holdings LLC, 1st Lien
Term Loan, (3-mo. CME Term
SOFR at 0.50% Floor + 3.25%),
7.55%
,
 09/22/28
(a)(l)
.......... 987 976,138
Xerox Corp., 1st Lien Term Loan,
11/19/29
(a)(r)
................ 3,768 3,582,698
Zayo Group Holdings, Inc., 1st Lien
Term Loan, (1-mo. EURIBOR
at 0.00% Floor + 3.25%),
5.61%
,
 03/09/27
(a)
........... EUR 1,984 1,971,025
Zelis Payments Buyer, Inc., 1st Lien
Term Loan, (1-mo. CME Term
SOFR at 0.00% Floor + 3.25%),
7.57%
,
 11/26/31
(a)(l)
.......... USD 983 979,158
Ziggo Financing Partnership, 1st Lien
Term Loan I, (1-mo. CME Term
SOFR at 0.00% Floor + 2.50%),
6.93%
,
 04/28/28
(a)(l)
.......... 1,000 973,520
1,563,324,892
Total Floating Rate Loan Interests — 6.2%
(Cost: $2,650,691,324) ........................... 2,564,969,627
Foreign Agency Obligations
Argentina — 0.0%
YPF SA, 9.50%
,
01/17/31
(c)
....... 10,203 10,639,178
Australia — 0.2%
Queensland Treasury Corp., 5.00%
,
07/21/37
(b)(c)
............... AUD 52,500 31,568,547
Treasury Corp. of Victoria
5.50%, 09/15/39 ............ 55,420 34,495,865
5.00%, 11/20/40 ............ 11,708 6,845,707
72,910,119
Chile — 0.0%
Corp. Nacional del Cobre de Chile,
3.15%
,
01/14/30
(b)
........... USD 1,257 1,143,587
Empresa Nacional del Petroleo, 5.95%
,
07/30/34
(c)
................ 1,337 1,344,019
2,487,606
Colombia — 0.0%
Ecopetrol SA
7.75%, 02/01/32 ............ 9,534 9,333,786
8.88%, 01/13/33 ............ 3,694 3,803,897
13,137,683

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.14%),
2.50%, 02/18/3021 ........ GBP 5,000 $ 4,682,368
(5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13%, 03/14/3024 ... EUR 1,525 1,659,483
6,341,851
Estonia — 0.1%
Eesti Energia A/S, (5-Year EURIBOR
ICE Swap Rate + 5.17%), 7.88%
(a)(b)
(o)
...................... 12,200 13,885,884
France — 0.4%
Electricite de France SA
(b)
(13-Year GBP Swap Semi + 4.23%),
6.00%
(a)(o)
............... GBP 15,400 19,847,693
(5-Year EURIBOR ICE Swap Rate +
3.37%), 2.88%
(a)(o)
......... EUR 25,600 27,165,716
(5-Year EUR Swap Annual +
3.20%), 3.00%
(a)(o)
......... 1,000 1,050,325
(5-Year EUR Swap Annual +
2.86%), 2.63%
(a)(o)
......... 22,400 23,175,979
(5-Year EUR Swap Annual +
4.86%), 7.50%
(a)(o)
......... 12,400 14,696,855
(BPISDS15 + 3.32%), 5.88%
(a)(o)
. GBP 2,800 3,508,393
(5-Year EURIBOR ICE Swap Rate +
2.94%), 5.13%
(a)(o)
......... EUR 2,800 3,050,347
(5-Year EUR Swap Annual +
3.97%), 3.38%
(a)(o)
......... 8,800 8,759,629
(5-Year EURIBOR ICE Swap Rate +
3.28%), 5.63%
(a)(o)
......... 3,200 3,507,772
6.13%, 06/02/34 ............ GBP 7,450 9,665,977
(5-Year U.K. Government Bonds
Note Generic Bid Yield + 3.78%),
7.38%
(a)(o)
............... 7,500 9,741,410
5.50%, 10/17/41 ............ 20,400 23,133,947
147,304,043
Hong Kong — 0.1%
MTR Corp. Ltd., 5.25%
,
04/01/55
(b)
.. USD 22,500 22,092,750
Hungary — 0.0%
(b)
Magyar Export-Import Bank Zrt., 6.00%
,
05/16/29 ................. EUR 3,666 4,254,055
MFB Magyar Fejlesztesi Bank Zrt.,
6.50%
,
06/29/28 ............ USD 1,143 1,177,290
MVM Energetika Zrt.
7.50%, 06/09/28 ............ 3,896 4,100,540
6.50%, 03/13/31 ............ 350 358,400
9,890,285
India — 0.0%
Power Finance Corp. Ltd., 1.84%
,
09/21/28
(b)
................ EUR 834 842,384
Indonesia — 0.1%
(b)
Bank Negara Indonesia Persero Tbk.
PT, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity +
3.47%), 4.30%
(a)(o)
........... USD 18,000 17,010,000
Perusahaan Perseroan Persero PT
Perusahaan Listrik Negara
1.88%, 11/05/31 ............ EUR 12,000 11,106,303
4.00%, 06/30/50 ............ USD 6,000 4,140,000
Security
Par (000)
Par (000) Value
Indonesia (continued)
Sarana Multi Infrastruktur Perusahaan
Perseroan Persero PT, 2.05%
,
05/11/26 .................. USD 10,834 $ 10,387,097
42,643,400
Italy — 0.0%
Poste Italiane SpA, (5-Year EURIBOR
ICE Swap Rate + 2.68%), 2.63%
(a)(b)
(o)
...................... EUR 4,860 4,907,702
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC
13.00%, 04/15/27
(b)
.......... KZT 100,000 188,723
13.49%, 05/23/28
(c)
.......... 5,082,500 9,321,796
9,510,519
Mexico — 0.2%
Petroleos Mexicanos
6.88%, 10/16/25 ............ USD 1,450 1,447,825
3.63%, 11/24/25
(b)
........... EUR 965 1,033,020
3.75%, 04/16/26
(b)
........... 5,789 6,124,688
6.50%, 03/13/27 ............ USD 60,535 58,955,037
2.75%, 04/21/27
(b)
........... EUR 422 422,797
4.75%, 02/26/29
(b)
........... 8,200 8,112,994
8.75%, 06/02/29 ............ USD 4,471 4,448,303
5.95%, 01/28/31 ............ 2,395 2,028,445
6.70%, 02/16/32 ............ 2,836 2,488,306
10.00%, 02/07/33 ........... 2,588 2,688,544
6.95%, 01/28/60 ............ 396 268,449
88,018,408
Mongolia — 0.1%
City of Ulaanbaatar Mongolia
7.75%, 08/21/27
(b)
........... 17,135 17,199,256
Morocco — 0.1%
OCP SA
4.50%, 10/22/25
(b)
........... 4,882 4,857,590
6.75%, 05/02/34
(c)
........... 10,000 10,262,500
5.13%, 06/23/51
(b)
........... 922 701,494
7.50%, 05/02/54
(c)
........... 2,920 2,974,750
18,796,334
Netherlands — 0.1%
(b)
de Volksbank NV, (5-Year EURIBOR
ICE Swap Rate + 5.33%), 7.00%
(a)(o)
EUR 5,500 6,185,036
TenneT Holding BV
(5-Year EUR Swap Annual +
2.72%), 2.37%
(a)(o)
......... 17,400 18,674,019
1.00%, 06/13/26 ............ 11,300 11,983,920
1.38%, 06/05/28 ............ 3,900 4,056,906
2.00%, 06/05/34 ............ 1,600 1,576,639
4.75%, 10/28/42 ............ 4,271 4,923,922
47,400,442
Panama — 0.0%
Aeropuerto Internacional de Tocumen
SA, 5.13%
,
08/11/61
(c)
........ USD 1,866 1,315,530
Peru — 0.0%
Corp. Financiera de Desarrollo SA
(b)
4.75%, 07/15/25 ............ 5,568 5,548,512
2.40%, 09/28/27 ............ 1,804 1,683,718
Fondo MIVIVIENDA SA, 4.63%
,
04/12/27
(b)
................ 789 784,167

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Peru (continued)
Petroleos del Peru SA, 4.75%
,
06/19/32
(c)
................ USD 2,802 $ 2,096,597
10,112,994
Philippines — 0.0%
Development Bank of the Philippines,
2.38%
,
03/11/31
(b)
........... 10,000 8,725,000
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S,
8.25%
,
02/14/29
(b)
........... 1,160 1,190,299
South Korea — 0.1%
Korea Development Bank (The), (1-day
SOFR + 0.76%), 5.10%
,
02/03/30
(a)
10,000 10,026,000
Korea Electric Power Corp., 3.63%
,
06/14/25
(b)
................ 10,000 9,974,500
Korea Housing Finance Corp.
(b)
4.48%, 04/06/26 ............ AUD 6,300 3,922,108
(1-day SOFR + 0.83%), 5.17%,
11/05/29
(a)
.............. USD 10,000 10,012,300
(1-day SOFR + 0.90%), 5.25%,
01/21/30
(a)
.............. 10,000 10,052,000
Korea Hydro & Nuclear Power Co. Ltd.,
3.25%
,
06/15/25
(b)
........... 3,292 3,281,005
47,267,913
United Arab Emirates — 0.0%
RAK Capital, 5.00%
,
03/12/35
(b)
.... 9,100 9,188,179
Venezuela — 0.0%
Petroleos de Venezuela SA
(b)(d)(e)
6.00%, 11/15/26 ............ 9,227 1,277,912
9.75%, 05/17/35 ............ 10,410 1,629,212
2,907,124
Total Foreign Agency Obligations — 1.5%
(Cost: $606,940,815) ............................. 608,714,883
Foreign Government Obligations
Angola — 0.1%
Republic of Angola
(b)
9.50%, 11/12/25 ............ 451 450,436
8.25%, 05/09/28 ............ 2,412 2,240,899
8.00%, 11/26/29 ............ 8,845 7,816,769
8.75%, 04/14/32 ............ 7,224 6,176,520
9.38%, 05/08/48 ............ 3,542 2,796,409
9.13%, 11/26/49 ............ 5,000 3,840,000
23,321,033
Argentina — 0.0%
Argentine Republic (The)
1.00%, 07/09/29 ............ 1,877 1,455,665
4.12%, 07/09/35
(h)
........... 3,855 2,405,739
5.00%, 01/09/38
(h)
........... 2,360 1,553,143
3.50%, 07/09/41
(h)
........... 3,822 2,212,938
7,627,485
Armenia — 0.0%
Republic of Armenia, 6.75%
,
03/12/35
(c)
1,883 1,811,505
Bahrain — 0.0%
Kingdom of Bahrain
(b)
7.00%, 01/26/26 ............ 847 854,954
5.45%, 09/16/32 ............ 1,795 1,667,667
2,522,621
Security
Par (000)
Par (000) Value
Belgium — 0.1%
Kingdom of Belgium, 3.30%
,
06/22/54
(b)
(c)
...................... EUR 23,877 $ 22,888,289
Benin — 0.0%
Benin Government Bond
4.95%, 01/22/35
(b)
........... 4,220 3,751,723
7.96%, 02/13/38
(c)
........... USD 1,037 968,299
4,720,022
Bolivia, Plurinational State of — 0.0%
Plurinational State of Bolivia, 4.50%
,
03/20/28
(b)
................ 400 261,850
Brazil — 0.1%
Federative Republic of Brazil
10.00%, 01/01/27 ........... BRL 299 48,798,325
7.13%, 05/13/54 ............ USD 4,046 3,872,022
52,670,347
Bulgaria — 0.0%
Bulgaria Government Bond, 5.00%
,
03/05/37
(b)
................ 2,456 2,373,871
Cameroon — 0.0%
Republic of Cameroon, 9.50%
,
07/31/31
(b)
................ 10,997 10,306,278
Chile — 0.1%
Republic of Chile
3.13%, 01/21/26 ............ 259 255,503
2.75%, 01/31/27 ............ 694 671,098
3.75%, 01/14/32 ............ EUR 15,189 16,391,018
4.34%, 03/07/42 ............ USD 4,800 4,125,600
21,443,219
China — 0.0%
People's Republic of China, 2.11%
,
08/25/34 ................. CNY 61,160 8,600,099
Colombia — 0.5%
Republic of Colombia
4.50%, 01/28/26 ............ USD 3,131 3,113,780
5.75%, 11/03/27 ............ COP 224,837,800 48,689,319
6.00%, 04/28/28 ............ 387,802,200 82,270,030
7.75%, 09/18/30 ............ 294,895,500 60,400,867
8.00%, 04/20/33 ............ USD 3,108 3,208,233
7.50%, 02/02/34 ............ 586 581,898
8.00%, 11/14/35 ............ 21,613 21,764,291
7.75%, 11/07/36 ............ 2,128 2,083,312
8.75%, 11/14/53 ............ 633 631,734
222,743,464
Costa Rica — 0.0%
Republic of Costa Rica
4.38%, 04/30/25
(b)
........... 538 537,327
6.13%, 02/19/31
(b)
........... 10,199 10,326,488
6.55%, 04/03/34
(b)
........... 1,487 1,523,431
7.30%, 11/13/54
(c)
........... 1,807 1,866,744
14,253,990
Czech Republic — 0.3%
Czech Republic
2.75%, 07/23/29 ............ CZK 858,500 35,738,042
5.00%, 09/30/30 ............ 874,780 40,003,949
4.50%, 11/11/32 ............ 254,670 11,315,142
4.20%, 12/04/36
(b)
........... 382,440 16,277,070
103,334,203

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Dominican Republic — 0.1%
Dominican Republic Government Bond
5.95%, 01/25/27
(b)
........... USD 4,104 $ 4,124,520
4.50%, 01/30/30
(c)
........... 4,291 4,014,230
4.50%, 01/30/30
(b)
........... 391 365,781
7.05%, 02/03/31
(c)
........... 4,709 4,869,106
4.88%, 09/23/32
(c)
........... 3,144 2,863,775
4.88%, 09/23/32
(b)
........... 18,004 16,399,304
10.75%, 06/01/36
(c)
.......... DOP 1,124,350 18,414,798
6.95%, 03/15/37
(c)
........... USD 2,163 2,184,630
53,236,144
Ecuador — 0.0%
Republic of Ecuador
(b)(h)
5.50%, 07/31/35 ............ 5,892 2,893,026
5.00%, 07/31/40 ............ 7,583 3,374,416
6,267,442
Egypt — 0.2%
Arab Republic of Egypt
4.75%, 04/16/26
(b)
........... EUR 33,300 35,320,901
7.50%, 01/31/27
(b)
........... USD 625 616,019
25.32%, 08/13/27 ........... EGP 11,545 237,425
5.80%, 09/30/27
(b)
........... USD 2,095 1,955,808
24.46%, 10/01/27 ........... EGP 279,177 5,667,453
6.59%, 02/21/28
(b)
........... USD 252 237,039
7.60%, 03/01/29
(b)
........... 222 210,739
8.63%, 02/04/30
(b)
........... 380 367,293
5.63%, 04/16/30
(b)
........... EUR 2,023 1,850,468
7.63%, 05/29/32
(b)
........... USD 30,262 26,044,990
9.45%, 02/04/33
(c)
........... 2,072 1,951,306
8.50%, 01/31/47
(b)
........... 396 299,115
8.50%, 01/31/47
(c)
........... 1,473 1,112,616
7.90%, 02/21/48
(b)
........... 3,352 2,384,093
8.88%, 05/29/50
(b)
........... 200 154,428
7.50%, 02/16/61
(b)
........... 1,345 893,174
7.50%, 02/16/61
(c)
........... 16,074 10,674,261
Egypt Government Bond, 21.38%
,
02/04/28 ................. EGP 458,218 8,936,141
98,913,269
El Salvador — 0.0%
Republic of El Salvador
(b)
8.63%, 02/28/29 ............ USD 898 917,756
9.25%, 04/17/30 ............ 7,420 7,709,825
7.65%, 06/15/35 ............ 1,516 1,404,195
10,031,776
Ethiopia — 0.0%
Federal Democratic Republic of
Ethiopia, 6.63%
,
12/11/24
(b)(d)(e)
... 564 482,220
France — 0.1%
(b)(c)
Agence France Locale, (5-Year
EURIBOR ICE Swap Rate + 4.93%),
7.00%
(a)(o)
................. EUR 10,100 11,889,351
French Republic, 3.00%
,
05/25/54 .. 24,477 21,717,534
33,606,885
Gabon — 0.0%
Gabon Government Bond
(b)
9.50%, 02/18/29 ............ USD 11,932 10,850,722
7.00%, 11/24/31 ............ 5,154 4,004,040
14,854,762
Germany — 0.4%
Federal Republic of Germany
(b)
0.10%, 04/15/26 ............ EUR 59,033 63,646,343
Security
Par (000)
Par (000) Value
Germany (continued)
1.70%, 08/15/32 ............ EUR 83,140 $ 85,016,582
148,662,925
Ghana — 0.0%
Republic of Ghana
0.00%, 07/03/26
(b)(i)
.......... USD 41 38,751
5.00%, 07/03/29
(b)(h)
.......... 3,016 2,621,447
0.00%, 01/03/30
(b)(i)
.......... 70 54,167
5.00%, 07/03/35
(c)(h)
.......... 8,394 5,921,838
5.00%, 07/03/35
(b)(h)
.......... 601 424,005
9,060,208
Greece — 0.0%
Hellenic Republic, 4.13%
,
06/15/54
(b)(c)
EUR 13,268 13,941,839
Guatemala — 0.0%
Republic of Guatemala
4.88%, 02/13/28
(b)
........... USD 5,973 5,843,087
5.25%, 08/10/29
(c)
........... 247 243,048
7.05%, 10/04/32
(c)
........... 2,884 3,034,509
6.60%, 06/13/36
(c)
........... 4,755 4,788,285
13,908,929
Hong Kong — 0.1%
Hong Kong Government Bond, 2.02%
,
03/07/34 ................. HKD 179,900 20,749,378
Hungary — 0.3%
Hungary Government Bond
5.00%, 02/22/27
(b)
........... EUR 1,887 2,114,103
5.25%, 06/16/29
(c)
........... USD 4,406 4,378,462
4.00%, 07/25/29
(b)
........... EUR 42,600 46,795,788
5.38%, 09/12/33
(b)
........... 2,495 2,809,966
4.50%, 06/16/34
(b)
........... 41,800 44,113,580
5.50%, 06/16/34
(b)
........... USD 362 349,783
7.00%, 10/24/35 ............ HUF 2,768,120 7,286,846
5.50%, 03/26/36
(c)
........... USD 1,225 1,170,564
109,019,092
India — 0.3%
Republic of India
7.30%, 06/19/53 ............ INR 1,539,220 18,839,901
7.09%, 08/05/54 ............ 9,615,770 114,785,108
133,625,009
Indonesia — 0.4%
Bank Negara Indonesia Persero Tbk.
PT, 3.75%
,
03/30/26
(b)
........ USD 1,980 1,932,480
Republic of Indonesia
7.00%, 05/15/27 ............ IDR 262,359,000 15,944,281
6.50%, 07/15/30 ............ 990,855,000 59,064,023
3.88%, 01/15/33 ............ EUR 4,118 4,391,567
7.00%, 02/15/33 ............ IDR 123,679,000 7,449,867
6.63%, 02/15/34 ............ 272,131,000 16,026,886
6.75%, 07/15/35 ............ 452,751,000 26,788,352
8.25%, 05/15/36 ............ 118,048,000 7,663,140
7.13%, 06/15/38 ............ 373,709,000 22,495,637
6.88%, 07/15/54 ............ 171,041,000 9,994,306
171,750,539
Ireland — 0.9%
Republic of Ireland
(b)
2.60%, 10/18/34 ............ EUR 299,631 313,434,190
3.15%, 10/18/55 ............ 65,274 66,220,296
379,654,486

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Italy — 0.1%
Buoni Poliennali del Tesoro, 3.00%
,
10/01/29
(b)
................ EUR 25,200 $ 27,416,885
Ivory Coast — 0.2%
Republic of Cote d'Ivoire
6.38%, 03/03/28
(b)
........... USD 5,330 5,338,368
5.25%, 03/22/30
(b)
........... EUR 18,615 19,178,591
5.88%, 10/17/31
(b)
........... 4,498 4,553,627
7.63%, 01/30/33
(b)
........... USD 5,809 5,640,365
6.13%, 06/15/33
(b)
........... 12,432 11,052,794
8.08%, 04/01/36
(c)
........... 9,387 8,964,585
8.25%, 01/30/37
(c)
........... 1,091 1,044,803
6.63%, 03/22/48
(b)
........... EUR 6,553 5,501,427
61,274,560
Jamaica — 0.0%
Jamaica Government Bond, 6.75%
,
04/28/28 ................. USD 3,408 3,481,911
Japan — 0.6%
Japan Government Bond
1.50%, 09/20/43 ............ JPY 19,404,000 116,703,436
1.30%, 12/20/43 ............ 15,176,550 87,903,379
2.30%, 12/20/54 ............ 5,729,400 36,748,530
241,355,345
Jordan — 0.1%
Hashemite Kingdom of Jordan
(b)
4.95%, 07/07/25 ............ USD 1,930 1,919,153
7.75%, 01/15/28 ............ 8,961 9,078,658
7.50%, 01/13/29 ............ 1,296 1,292,760
5.85%, 07/07/30 ............ 11,277 10,403,033
22,693,604
Kenya — 0.1%
Republic of Kenya
7.25%, 02/28/28
(b)
........... 10,390 9,974,400
9.75%, 02/16/31
(b)
........... 651 634,725
9.75%, 02/16/31
(c)
........... 2,326 2,267,850
8.00%, 05/22/32
(b)
........... 12,863 11,512,385
24,389,360
Lebanon — 0.0%
Lebanese Republic
(b)(d)(e)
6.10%, 10/04/22 ............ 987 152,985
6.00%, 01/27/23 ............ 726 112,530
6.65%, 04/22/24 ............ 660 102,300
6.20%, 02/26/25 ............ 2,051 317,905
6.60%, 11/27/26 ............ 3,409 528,395
6.85%, 03/23/27 ............ 7,525 1,166,375
6.65%, 11/03/28 ............ 16,575 2,569,125
7.00%, 03/23/32 ............ 991 153,605
5,103,220
Malaysia — 0.4%
Malaysia Government Bond
3.89%, 08/15/29 ............ MYR 134,896 30,763,736
4.64%, 11/07/33 ............ 102,922 24,652,341
3.83%, 07/05/34 ............ 252,481 57,101,672
4.05%, 04/18/39 ............ 170,000 38,822,062
4.28%, 03/23/54 ............ 110,100 25,272,261
176,612,072
Mexico — 0.4%
United Mexican States
7.00%, 09/03/26 ............ MXN 6,066 29,060,178
3.75%, 01/11/28 ............ USD 1,858 1,801,331
5.40%, 02/09/28 ............ 703 710,118
Security
Par (000)
Par (000) Value
Mexico (continued)
8.50%, 03/01/29 ............ MXN 5,163 $ 24,952,313
5.00%, 05/07/29 ............ USD 210 208,320
8.50%, 05/31/29 ............ MXN 965 4,655,632
6.00%, 05/13/30 ............ USD 272 277,984
7.50%, 05/26/33 ............ MXN 7,482 32,900,269
6.35%, 02/09/35 ............ USD 3,174 3,178,761
7.75%, 11/13/42 ............ MXN 2,151 8,623,307
8.00%, 11/07/47 ............ 2,391 9,643,289
6.34%, 05/04/53 ............ USD 2,237 2,035,670
7.38%, 05/13/55 ............ 25,172 25,801,300
143,848,472
Mongolia — 0.0%
State of Mongolia
(b)
3.50%, 07/07/27 ............ 10,586 9,770,878
7.88%, 06/05/29 ............ 277 283,233
10,054,111
Montenegro — 0.0%
Republic of Montenegro, 2.88%
,
12/16/27
(b)
................ EUR 2,124 2,209,407
Morocco — 0.0%
Kingdom of Morocco
2.38%, 12/15/27
(c)
........... USD 202 186,598
2.38%, 12/15/27
(b)
........... 283 261,421
5.95%, 03/08/28
(c)
........... 1,557 1,578,735
6.50%, 09/08/33
(c)
........... 1,220 1,267,275
4.75%, 04/02/35
(c)
........... EUR 3,795 4,064,550
7,358,579
Mozambique — 0.0%
Republic of Mozambique, 9.00%
,
09/15/31
(c)(h)
............... USD 1,951 1,585,344
Namibia — 0.0%
Republic of Namibia, 5.25%
,
10/29/25
(b)
510 504,900
Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/25
(b)
........... 991 992,388
6.13%, 09/28/28
(b)
........... 1,395 1,272,393
8.38%, 03/24/29
(b)
........... 1,411 1,363,379
8.38%, 03/24/29
(c)
........... 1,640 1,584,650
7.14%, 02/23/30
(b)
........... 9,486 8,546,933
9.63%, 06/09/31
(c)
........... 4,728 4,652,423
9.63%, 06/09/31
(b)
........... 370 364,086
7.88%, 02/16/32
(b)
........... 12,719 11,289,130
10.38%, 12/09/34
(c)
.......... 8,209 8,231,575
7.63%, 11/28/47
(b)
........... 1,624 1,220,306
9.25%, 01/21/49
(b)
........... 921 819,418
40,336,681
North Macedonia — 0.0%
Republic of North Macedonia, 6.96%
,
03/13/27
(b)
................ EUR 1,600 1,802,830
Oman — 0.0%
Oman Government Bond, 6.75%
,
01/17/48
(b)
................ USD 3,561 3,681,184
Pakistan — 0.0%
(b)
Islamic Republic of Pakistan
8.25%, 09/30/25 ............ 416 413,920
6.00%, 04/08/26 ............ 638 604,824
6.88%, 12/05/27 ............ 2,268 2,063,880

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Pakistan (continued)
Pakistan Global Sukuk Programme Co.
Ltd. (The), 7.95%
,
01/31/29 ..... USD 8,750 $ 8,141,875
11,224,499
Panama — 0.0%
Republic of Panama
7.13%, 01/29/26 ............ 624 635,232
7.50%, 03/01/31 ............ 3,658 3,793,346
6.40%, 02/14/35 ............ 5,095 4,788,663
8.00%, 03/01/38 ............ 1,649 1,710,838
10,928,079
Paraguay — 0.0%
Republic of Paraguay
(b)
2.74%, 01/29/33 ............ 1,937 1,598,684
5.60%, 03/13/48 ............ 1,577 1,388,154
2,986,838
Peru — 0.0%
Republic of Peru
2.78%, 01/23/31 ............ 2,793 2,455,745
1.86%, 12/01/32 ............ 2,380 1,855,210
4,310,955
Philippines — 0.2%
Republic of Philippines
4.63%, 07/17/28 ............ 200 200,250
6.25%, 02/28/29 ............ PHP 2,335,635 41,061,626
6.25%, 01/25/34 ............ 2,362,260 41,192,118
82,453,994
Poland — 0.6%
Republic of Poland
5.75%, 04/25/29 ............ PLN 415,155 108,751,872
4.75%, 07/25/29 ............ 216,567 54,801,869
2.75%, 10/25/29 ............ 151,104 35,141,853
4.88%, 02/12/30 ............ USD 995 1,002,413
4.88%, 10/04/33 ............ 798 783,476
5.00%, 10/25/34 ............ PLN 42,642 10,432,311
2.00%, 08/25/36 ............ 42,696 9,693,735
5.50%, 04/04/53 ............ USD 2,921 2,739,942
223,347,471
Qatar — 0.0%
State of Qatar, 3.25%
,
06/02/26
(b)
... 619 612,785
Republic of Turkiye — 0.1%
Republic of Turkiye (The)
31.08%, 11/08/28 ........... TRY 139,045 3,303,113
30.00%, 09/12/29 ........... 673,270 15,722,201
9.13%, 07/13/30 ............ USD 590 641,879
7.13%, 02/12/32 ............ 4,196 4,124,668
9.38%, 01/19/33 ............ 733 811,182
26.20%, 10/05/33 ........... TRY 580,053 13,068,790
7.63%, 05/15/34 ............ USD 200 200,946
37,872,779
Romania — 0.1%
Romania Government Bond
5.00%, 09/27/26
(b)
........... EUR 660 730,982
5.25%, 11/25/27
(c)
........... USD 789 785,844
5.25%, 11/25/27
(b)
........... 942 938,232
6.63%, 02/17/28
(b)
........... 132 135,124
2.13%, 03/07/28
(b)
........... EUR 3,913 4,005,735
5.88%, 01/30/29
(b)
........... USD 5,106 5,072,224
6.63%, 09/27/29
(b)
........... EUR 7,225 8,346,565
2.12%, 07/16/31
(b)
........... 3,455 3,040,997
3.63%, 03/27/32
(b)
........... USD 312 260,676
Security
Par (000)
Par (000) Value
Romania (continued)
5.88%, 07/11/32
(c)
........... EUR 4,238 $ 4,548,180
6.25%, 09/10/34
(c)
........... 4,000 4,286,273
2.75%, 04/14/41
(b)
........... 628 408,439
32,559,271
Saudi Arabia — 0.0%
Kingdom of Saudi Arabia
4.00%, 04/17/25
(b)
........... USD 210 209,727
2.90%, 10/22/25
(b)
........... 1,356 1,343,118
5.13%, 01/13/28
(c)
........... 583 589,209
4.75%, 01/18/28
(b)
........... 1,285 1,289,626
4.50%, 04/17/30
(b)
........... 2,741 2,699,666
5.00%, 01/18/53
(c)
........... 2,664 2,273,671
5.00%, 01/18/53
(b)
........... 577 492,458
3.45%, 02/02/61
(b)
........... 10,042 6,208,165
15,105,640
Senegal — 0.0%
Republic of Senegal
(b)
4.75%, 03/13/28 ............ EUR 1,744 1,637,693
6.25%, 05/23/33 ............ USD 3,795 2,817,787
6.75%, 03/13/48 ............ 5,374 3,484,717
7,940,197
Serbia — 0.0%
Republic of Serbia
6.50%, 09/26/33
(b)
........... 1,937 1,991,488
6.00%, 06/12/34
(c)
........... 2,206 2,182,572
4,174,060
Singapore — 0.2%
Republic of Singapore, 2.75%
,
03/01/35 SGD 109,151 81,601,452
South Africa — 0.8%
Republic of South Africa
5.88%, 09/16/25 ............ USD 411 411,205
3.75%, 07/24/26 ............ EUR 491 531,117
8.00%, 01/31/30 ............ ZAR 3,531,533 184,421,497
7.00%, 02/28/31 ............ 1,668,333 80,727,635
8.88%, 02/28/35 ............ 137,400 6,703,168
7.10%, 11/19/36
(c)
........... USD 2,624 2,545,936
8.50%, 01/31/37 ............ ZAR 344,300 15,581,886
9.00%, 01/31/40 ............ 274,273 12,355,525
8.75%, 01/31/44 ............ 242,550 10,347,301
5.00%, 10/12/46 ............ USD 2,130 1,453,725
5.75%, 09/30/49 ............ 3,780 2,774,520
7.30%, 04/20/52 ............ 8,910 7,847,482
7.95%, 11/19/54
(b)
........... 3,365 3,159,735
7.95%, 11/19/54
(c)
........... 3,363 3,157,857
332,018,589
South Korea — 0.1%
Republic of Korea, 3.00%
,
12/10/34 . KRW 44,193,640 30,557,064
Spain — 2.8%
Bonos y Obligaciones del Estado
3.50%, 05/31/29 ............ EUR 110,640 124,105,016
2.70%, 01/31/30 ............ 267,125 289,309,032
3.15%, 04/30/33
(b)(c)
.......... 30,606 33,183,854
3.25%, 04/30/34
(b)(c)
.......... 83,221 89,948,353
3.45%, 10/31/34
(b)(c)
.......... 297,972 325,547,974
3.15%, 04/30/35
(b)(c)
.......... 180,530 191,821,884
3.90%, 07/30/39
(b)(c)
.......... 23,720 26,164,790
2.90%, 10/31/46
(b)(c)
.......... 45,767 42,181,668
3.45%, 07/30/66
(b)(c)
.......... 42,500 39,664,113
1,161,926,684

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Sri Lanka — 0.1%
Sri Lanka Government Bond
4.00%, 04/15/28
(b)
........... USD 19,019 $ 17,839,353
4.00%, 04/15/28
(c)
........... 577 541,017
3.10%, 01/15/30
(b)(h)
.......... 350 308,350
3.10%, 01/15/30
(c)(h)
.......... 498 438,334
3.35%, 03/15/33
(c)(h)
.......... 976 761,217
3.60%, 06/15/35
(b)(h)
.......... 10,000 6,750,000
3.60%, 06/15/35
(c)(h)
.......... 659 444,804
3.60%, 05/15/36
(b)(h)
.......... 1,700 1,322,600
3.60%, 05/15/36
(c)(h)
.......... 457 355,809
3.60%, 02/15/38
(b)(h)
.......... 2,500 1,960,000
3.60%, 02/15/38
(c)(h)
.......... 915 717,412
31,438,896
Thailand — 0.2%
Kingdom of Thailand
2.80%, 06/17/34 ............ THB 2,125,608 66,897,912
4.00%, 06/17/55 ............ 280,487 10,443,955
77,341,867
Trinidad and Tobago — 0.0%
Republic of Trinidad & Tobago
4.50%, 08/04/26
(b)
........... USD 447 438,954
6.40%, 06/26/34
(c)
........... 3,824 3,741,784
4,180,738
Tunisia — 0.0%
Tunisian Republic, 6.38%
,
07/15/26
(b)
EUR 1,293 1,343,510
Ukraine — 0.1%
Ukraine Government Bond
1.75%, 02/01/29
(c)(h)
.......... USD 8,578 5,533,000
1.75%, 02/01/29
(b)(h)
.......... 510 328,950
0.00%, 02/01/30
(b)(h)
.......... 58 29,580
0.00%, 02/01/30
(c)(h)
.......... 1,118 569,965
0.00%, 02/01/34
(b)(h)
.......... 548 215,090
0.00%, 02/01/34
(c)(h)
.......... 4,176 1,639,159
1.75%, 02/01/34
(b)(h)
.......... 7,530 3,990,900
1.75%, 02/01/34
(c)(h)
.......... 5,385 2,853,972
0.00%, 02/01/35
(c)(h)
.......... 3,529 1,941,052
0.00%, 02/01/35
(b)(h)
.......... 807 443,850
1.75%, 02/01/35
(b)(h)
.......... 303 157,560
1.75%, 02/01/35
(c)(h)
.......... 6,445 3,351,250
0.00%, 02/01/36
(b)(h)
.......... 834 456,615
0.00%, 02/01/36
(c)(h)
.......... 2,116 1,158,285
1.75%, 02/01/36
(c)(h)
.......... 7,894 4,045,821
1.75%, 02/01/36
(b)(h)
.......... 7,454 3,820,175
0.00%, 08/01/41
(a)(b)(d)(e)
....... 7,492 5,394,240
35,929,464
United Arab Emirates — 0.0%
United Arab Emirates Government
Bond
(b)
2.50%, 04/16/25 ............ 1,630 1,626,903
4.88%, 04/30/29 ............ 386 393,238
3.90%, 09/09/50 ............ 2,995 2,163,887
4,184,028
United Kingdom — 0.3%
U.K. Treasury Bonds
(b)
3.50%, 01/22/45 ............ GBP 33,536 34,243,606
3.75%, 10/22/53 ............ 37,893 37,942,448
0.50%, 10/22/61 ............ 152,687 54,261,138
126,447,192
Uruguay — 0.0%
Oriental Republic of Uruguay
9.75%, 07/20/33 ............ UYU 80,419 1,930,673
Security
Par (000)
Par (000) Value
Uruguay (continued)
5.75%, 10/28/34 ............ USD 3,321 $ 3,463,316
5.25%, 09/10/60 ............ 3,400 3,100,685
8,494,674
Uzbekistan — 0.1%
Republic of Uzbekistan
5.38%, 05/29/27
(c)
........... EUR 8,701 9,508,402
5.38%, 05/29/27
(b)
........... 7,545 8,245,133
16.63%, 05/29/27
(b)
.......... UZS 2,540,000 201,464
7.85%, 10/12/28
(b)
........... USD 1,329 1,385,894
7.85%, 10/12/28
(c)
........... 1,763 1,838,474
21,179,367
Venezuela — 0.0%
Bolivarian Republic of Venezuela,
11.95%
,
08/05/31
(b)(d)(e)
........ 11,813 2,380,360
Zambia — 0.0%
Republic of Zambia
(b)
5.75%, 06/30/33
(h)
........... 1,524 1,326,055
0.50%, 12/31/53 ............ 4,288 2,596,920
3,922,975
Total Foreign Government Obligations — 11.7%
(Cost: $4,946,263,012) ........................... 4,846,815,072
Shares
Shares
Grantor Trust
iShares Bitcoin Trust ETF
(e)(l)(s)
..... 2,123,592 99,405,341
Total Grantor Trust — 0.2%
(Cost: $78,579,288) .............................. 99,405,341
Investment Companies
Health Care Select Sector SPDR Fund 70,020 10,223,620
iShares 0-5 Year TIPS Bond ETF
(s)
.. 401,690 41,562,864
iShares AAA CLO Active ETF
(s)
..... 300,000 15,534,000
iShares High Yield Muni Active ETF
(s)
396,000 19,613,880
iShares iBoxx $ High Yield Corporate
Bond ETF
(j)(s)
............... 2,656,000 209,531,840
iShares iBoxx $ Investment Grade
Corporate Bond ETF
(j)(s)
....... 341,788 37,148,938
iShares MSCI Brazil ETF
(j)(s)
....... 298,064 7,704,955
SPDR S&P Regional Banking ETF .. 152,001 8,641,257
VanEck JPMorgan EM Local Currency
Bond ETF ................. 1,780,566 42,484,305
VanEck Semiconductor ETF
(j)
...... 56,000 11,842,320
Vanguard Intermediate-Term Corporate
Bond ETF
(j)
................ 1,573,283 128,631,618
Vanguard Long-Term Corporate Bond
ETF ..................... 570,850 43,333,223
Total Investment Companies — 1.4%
(Cost: $566,318,794) ............................. 576,252,820

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Municipal Bonds
Arizona - 0.0%
Maricopa County Industrial
Development Authority , Series 2024,
RB, 7.38%, 10/01/29
(c)
........ USD 8,225 $ 8,486,835
California - 0.1%
Bay Area Toll Authority , Series 2010S-1,
RB, 6.92%, 04/01/40 ......... 3,115 3,527,951
California State Public Works Board ,
Series 2009G, Sub-Series G-2, RB,
8.36%, 10/01/34 ............ 6,820 8,117,635
Central Unified School District , Series
2021A, GO, 3.00%, 08/01/44 .... 5,000 4,006,123
City of Riverside , Series 2010A, RB,
7.61%, 10/01/40 ............ 3,805 4,573,325
Contra Costa Community College
District , Series 2010B, GO,
6.50%, 08/01/34 ............ 3,205 3,485,678
Golden State Tobacco Securitization
Corp. , Series 2021B, RB,
2.75%, 06/01/34 ............ 4,140 3,586,563
State of California
Series 2009, GO, 7.50%, 04/01/34 2,155 2,493,589
Series 2009, GO, 7.55%, 04/01/39 4,840 5,855,954
Series 2009, GO, 7.30%, 10/01/39 3,720 4,287,036
Series 2009, GO, 7.35%, 11/01/39 2,270 2,638,544
State of California Department of
Water Resources , Series BC, RB,
1.77%, 12/01/34 ............ 4,600 3,551,484
46,123,882
Colorado - 0.0%
City & County of Denver , Series 2022A,
GO, 5.00%, 08/01/37 ......... 10,000 10,985,430
City of Greeley
Series 2022, RB, 3.00%, 08/01/38 1,275 1,098,060
Series 2022, RB, 3.00%, 08/01/39 1,340 1,130,650
Series 2022, RB, 3.00%, 08/01/40 1,380 1,138,967
Colorado Health Facilities Authority ,
Series 2016A, RB, 4.00%, 11/15/46 6,035 5,356,465
Denver City & County School
District No. 1 , Series 2022A, GO,
5.00%, 12/01/45 ............ 5,950 6,265,158
25,974,730
Delaware - 0.0%
University of Delaware , Series 2010A,
RB, 5.87%, 11/01/40 ......... 7,500 7,675,923
Florida - 0.0%
Brevard County Health Facilities
Authority , Series 2022A, RB,
5.00%, 04/01/47 ............ 9,000 9,191,055
County of Broward Airport System ,
Series 2019C, RB, 2.91%, 10/01/32 3,100 2,742,003
County of Miami-Dade , Series 2019E,
RB, 2.53%, 10/01/30 ......... 7,590 6,866,470
Sumter Landing Community
Development District , Series 2016,
RB, 4.17%, 10/01/47 ......... 2,555 2,274,557
21,074,085
Georgia - 0.1%
State of Georgia
Series 2022A, GO, 4.00%, 07/01/40 3,950 3,964,162
Series 2022A, GO, 4.00%, 07/01/41 7,890 7,843,200
11,807,362
Security
Par (000)
Par (000) Value
Louisiana - 0.0%
Louisiana Public Facilities Authority ,
Series 2020A, RB, 3.00%, 05/15/47 USD 8,000 $ 5,868,546
Massachusetts - 0.1%
Commonwealth of Massachusetts
Series 2009E, GO, 5.46%, 12/01/39 805 824,859
Series 2019H, GO, 2.90%, 09/01/49 1,055 726,122
Massachusetts Housing Finance
Agency
Series 2014B, RB, AMT,
4.50%, 12/01/39 .......... 385 385,083
Series 2015A, RB, AMT,
4.35%, 12/01/40 .......... 335 327,045
Massachusetts School Building
Authority
Series 2019B, RB, 2.87%, 10/15/31 11,415 10,390,981
Series 2019B, RB, 2.97%, 10/15/32 9,240 8,308,991
20,963,081
Minnesota - 0.0%
State of Minnesota , Series 2021A, GO,
4.00%, 09/01/38 ............ 7,785 7,852,189
New Hampshire - 0.0%
New Hampshire Municipal Bond Bank ,
Series 2022A, RB, 3.00%, 02/15/38 1,530 1,366,304
New Jersey - 0.0%
New Jersey Health Care Facilities
Financing Authority , Series 2021,
RB, 3.00%, 07/01/51 ......... 4,965 3,605,822
Rutgers The State University of
New Jersey , Series 2019R, RB,
3.27%, 05/01/43 ............ 3,750 3,027,893
6,633,715
New York - 0.2%
Empire State Development Corp.
Series 2020E, RB, 4.00%, 03/15/38 2,745 2,748,319
Series 2021B, RB, 2.01%, 03/15/30 7,085 6,333,433
Series 2021B, RB, 2.50%, 03/15/33 9,725 8,321,846
New York City Municipal Water Finance
Authority
Series 2010AA-1, RB,
5.75%, 06/15/41 .......... 1,610 1,644,599
Series 2011AA, RB,
5.44%, 06/15/43 .......... 4,775 4,719,250
New York City Transitional Finance
Authority Future Tax Secured ,
Series 2019B, Sub-Series B-3, RB,
3.90%, 08/01/31 ............ 11,870 11,415,039
State of New York , Series 2019B, GO,
2.80%, 02/15/32 ............ 11,215 10,218,593
45,401,079
North Carolina - 0.0%
City of Charlotte , Series 2021A, RB,
3.00%, 07/01/46 ............ 12,525 9,296,534
Ohio - 0.0%
American Municipal Power, Inc. , Series
2010A, RB, 7.83%, 02/15/41 .... 4,015 4,824,609
JobsOhio Beverage System , Series
2013B, RB, 3.99%, 01/01/29 .... 4,340 4,313,063
State of Ohio , Series 2020C, GO,
5.00%, 03/01/39 ............ 4,095 4,403,665
13,541,337

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oregon - 0.0%
Oregon School Boards Association
Series 2002B, GO, 5.55%, 06/30/28 USD 5,466 $ 5,555,974
Series 2005A, GO, 4.76%, 06/30/28 2,110 2,118,930
State of Oregon , Series 2003, GO,
5.89%, 06/01/27 ............ 3,057 3,112,446
10,787,350
Pennsylvania - 0.0%
Commonwealth Financing Authority ,
Series 2016A, RB, 4.14%, 06/01/38 1,580 1,454,998
Puerto Rico - 0.2%
Commonwealth of Puerto Rico , Series
2022 , VRDN , 0.00%, 11/01/51
(d)(e)(t)
97,729 52,285,057
Puerto Rico Electric Power Authority
Series 2003NN, RB,
5.50%, 07/01/20
(d)(e)
........ 2,060 993,950
Series 2007TT, RB,
5.00%, 07/01/24
(d)(e)
........ 1,915 923,988
Series 2008WW, RB,
5.38%, 07/01/24
(d)(e)
........ 1,530 738,225
Series 2008WW, RB,
5.25%, 07/01/33
(d)(e)
........ 2,930 1,413,725
Series 2008WW, RB,
5.50%, 07/01/38
(d)(e)
........ 6,160 2,972,200
Series 2010AAA, RB,
5.25%, 07/01/21
(d)(e)
........ 1,710 825,075
Series 2010AAA, RB,
5.25%, 07/01/26 .......... 940 453,550
Series 2010CCC, RB,
5.25%, 07/01/28
(d)(e)
........ 1,635 788,887
Series 2010ZZ, RB,
5.00%, 07/01/18
(d)(e)
........ 1,225 591,063
Series 2010ZZ, RB,
5.25%, 07/01/18
(d)(e)
........ 6,255 3,018,037
Series 2010ZZ, RB,
5.25%, 07/01/25
(d)(e)
........ 500 241,250
Series 2010ZZ, RB, 5.25%, 07/01/26 1,150 554,875
Series 2013A, RB,
5.00%, 07/01/42
(d)(e)
........ 6,800 3,281,000
Series 2013A, RB,
5.05%, 07/01/42
(d)(e)
........ 1,030 496,975
Series 2013A, RB,
7.00%, 07/01/43
(d)(e)
........ 7,405 3,572,912
Puerto Rico Sales Tax Financing
Corp. , Series 2018A-1, RB,
4.75%, 07/01/53 ............ 2,048 1,986,600
75,137,369
Tennessee - 0.0%
Tennessee Housing Development
Agency
Series 2018-3, RB, 3.85%, 07/01/43 765 689,000
Series 2018-3, RB, 3.95%, 01/01/49 615 534,117
1,223,117
Texas - 0.1%
Dallas Fort Worth International Airport ,
Series 2019A, RB, 3.14%, 11/01/45 2,360 1,771,111
Port of Beaumont Navigation
District , Series 2024B, RB,
10.00%, 07/01/26
(c)
.......... 17,945 18,438,672
Temple College , Series 2021, GO,
3.00%, 07/01/46 ............ 6,035 4,664,504
Texas A&M University , Series 2017B,
RB, 2.84%, 05/15/27 ......... 5,965 5,806,110
Security
Par (000)
Par (000) Value
Texas (continued)
University of Houston , Series 2020A,
RB, 3.00%, 02/15/44 ......... USD 5,530 $ 4,263,286
34,943,683
Utah - 0.1%
City of Salt Lake City , Series 2021A,
RB, AMT, 5.00%, 07/01/46 ..... 12,445 12,626,138
Virginia - 0.0%
Tobacco Settlement Financing
Corp. , Series 2007A-1, RB,
6.71%, 06/01/46 ............ 9,465 8,065,134
Virginia Small Business Financing
Authority , Series 2017, RB, AMT,
5.00%, 12/31/47 ............ 2,900 2,897,287
10,962,421
Washington - 0.1%
State of Washington , Series 2022A,
GO, 5.00%, 08/01/39 ......... 10,000 10,673,565
Washington Health Care Facilities
Authority , Series 2015A, RB,
4.00%, 10/01/45 ............ 15,260 14,025,049
24,698,614
Total Municipal Bonds — 1.0%
(Cost: $438,858,397) ............................. 403,899,292
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.4%
Australia — 0.0%
SAPPHIRE XXXII TRUST, Series
2025-1, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates
Mid at 0.00% Floor + 1.10%), 5.20%,
06/14/66
(a)(b)
............... AUD 21,110 13,172,776
Cayman Islands — 0.0%
Prima Capital CRE Securitization Ltd.,
Series 2016-6A, Class C, 4.00%,
08/24/40
(c)
................ USD 7,537 7,277,186
Ireland — 0.0%
(a)
Dilosk Rmbs No. 8 Sts DAC
Series 8-STS, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.65%), 3.17%, 05/20/62
(b)
... EUR 1,885 2,040,854
Series 8-STS, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.90%), 3.42%, 05/20/62
(b)
... 518 556,672
Dilosk Rmbs No. 9 Dac, Series 9, Class
A, (3-mo. EURIBOR at 0.00% Floor
+ 0.68%), 3.35%, 01/25/63
(b)
.... 4,862 5,263,122
7,860,648
Italy — 0.0%
Miltonia Mortgage Finance SRL, Series
1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.30%), 3.94%,
04/28/62
(a)(b)
............... 8,612 9,283,074
Netherlands — 0.1%
(a)(b)
Domi BV
Series 2021-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.63%), 3.13%, 06/15/53
(b)
... 1,585 1,714,905

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Netherlands (continued)
Series 2023-1, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.12%), 3.68%, 02/15/55
(b)
... EUR 2,260 $ 2,470,359
Series 2023-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.70%), 4.26%, 02/15/55
(b)
... 803 882,958
Dutch Property Finance BV
Series 2021-1, Class B, (3-mo.
EURIBOR at 0.00% Floor +
1.10%), 3.74%, 07/28/58
(b)
... 740 800,869
Series 2021-2, Class A, (3-mo.
EURIBOR at 0.00% Floor +
0.70%), 3.34%, 04/28/59
(b)
... 1,689 1,828,611
Series 2021-2, Class B, (3-mo.
EURIBOR at 0.00% Floor +
0.80%), 3.44%, 04/28/59
(b)
... 820 884,695
Series 2021-2, Class C, (3-mo.
EURIBOR at 0.00% Floor +
1.05%), 3.69%, 04/28/59
(b)
... 504 543,385
Jubilee Place BV
Series 7, Class A, (3-mo. EURIBOR
at 0.00% Floor + 0.72%), 3.24%,
09/18/62
(b)
.............. 4,984 5,389,199
Series 7, Class B, (3-mo. EURIBOR
at 0.00% Floor + 1.05%), 3.57%,
09/18/62
(b)
.............. 1,030 1,113,924
Series 7, Class C, (3-mo. EURIBOR
at 0.00% Floor + 1.40%), 3.92%,
09/18/62
(b)
.............. 163 176,530
Series 7, Class D, (3-mo. EURIBOR
at 0.00% Floor + 1.90%), 4.42%,
09/18/62
(b)
.............. 111 120,174
15,925,609
United Kingdom — 1.2%
(a)
Atlas Funding plc
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 6.27%,
02/25/60
(b)
.............. GBP 2,955 3,844,164
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.61%,
01/20/61
(b)
.............. 3,840 4,989,248
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.36%,
01/20/61
(b)
.............. 1,494 1,955,656
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 7.21%,
01/20/61
(b)
.............. 987 1,301,896
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.80%), 8.26%,
01/20/61
(b)
.............. 505 668,883
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.85%), 5.31%,
09/20/61
(b)
.............. 11,024 14,280,913
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.76%,
09/20/61
(b)
.............. 1,601 2,068,919
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 6.01%,
09/20/61
(b)
.............. GBP 1,103 $ 1,422,956
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 6.66%,
09/20/61
(b)
.............. 365 473,481
Auburn 15 plc, Series 15, Class A2,
(Sterling Overnight Index Average
at 0.00% Floor + 1.10%), 5.56%,
07/20/45
(b)
................ 2,827 3,658,384
Barley Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average +
1.70%), 6.16%, 08/27/58
(b)
..... 520 672,353
Braccan Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.84%), 5.32%,
02/15/67
(b)
.............. 8,199 10,620,737
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.68%,
02/15/67
(b)
.............. 2,883 3,726,597
Brants Bridge plc
Series 2022-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.40%), 6.87%,
12/12/64
(b)
.............. 2,600 3,379,773
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.37%,
06/14/66
(b)
.............. 1,153 1,492,888
Canada Square Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.78%), 5.24%,
06/17/58
(b)
.............. 1,235 1,596,381
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.66%,
06/17/58
(b)
.............. 382 494,154
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.06%,
06/17/58
(b)
.............. 102 131,961
Series 6, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.95%,
01/17/59
(b)
.............. 2,813 3,626,323
Series 6, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.85%), 6.35%,
01/17/59
(b)
.............. 178 228,002
Citadel plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.02%), 5.48%,
04/28/60
(b)
.............. 9,247 11,986,697
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.91%,
04/28/60
(b)
.............. 929 1,200,975

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.75%), 6.21%,
04/28/60
(b)
.............. GBP 973 $ 1,257,852
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.45%), 6.91%,
04/28/60
(b)
.............. 1,062 1,371,757
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.75%), 8.21%,
04/28/60
(b)
.............. 929 1,200,289
East One plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.86%,
12/27/55
(b)
.............. 1,409 1,832,214
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.16%,
12/27/55
(b)
.............. 1,969 2,553,124
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.46%,
12/27/55
(b)
.............. 2,438 3,160,772
Edenbrook Mortgage Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.87%), 5.33%,
03/22/57
(b)
.............. 4,603 5,960,675
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.95%), 6.41%,
03/22/57
(b)
.............. 4,410 5,713,670
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.55%), 7.01%,
03/22/57
(b)
.............. 1,133 1,474,058
Elstree Funding No. 4 plc, Series 4,
Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.12%),
5.58%, 10/21/55
(b)
........... 1,455 1,890,099
Exmoor Funding plc
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 5.34%,
03/25/94
(b)
.............. 8,197 10,613,774
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.96%,
03/25/94
(b)
.............. 967 1,260,883
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.36%,
03/25/94
(b)
.............. 454 593,068
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.80%), 7.26%,
03/25/94
(b)
.............. 196 252,940
Finsbury Square Green plc
Series 2021-1GRX, Class AGRN,
(Sterling Overnight Index Average
at 0.00% Floor + 0.65%), 5.11%,
12/16/67
(b)
.............. 590 762,320
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-1GRX, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.00%), 5.46%,
12/16/67
(b)
.............. GBP 1,470 $ 1,900,946
Series 2021-1GRX, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.25%), 5.71%,
12/16/67
(b)
.............. 1,045 1,350,196
Finsbury Square plc
Series 2021-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.26%,
12/16/71
(b)
.............. 879 1,136,232
Series 2021-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.71%,
12/16/71
(b)
.............. 1,339 1,737,746
Series 2021-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.86%,
12/16/71
(b)
.............. 371 479,520
Series 2021-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.16%,
12/16/71
(b)
.............. 200 256,993
Gemgarto plc
Series 2021-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.76%,
12/16/67
(b)
.............. 218 282,084
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.46%,
12/16/73
(b)
.............. 1,294 1,685,251
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.96%,
12/16/73
(b)
.............. 1,236 1,608,182
Series 2023-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.50%), 8.96%,
12/16/73
(b)
.............. 873 1,133,556
Great Hall Mortgages No. 1 plc, Series
2007-2X, Class BA, (Sterling
Overnight Index Average at 0.00%
Floor + 0.42%), 4.88%, 06/18/39
(b)
6,150 7,848,463
Harben Finance
Series 2017-1RX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.61%,
09/28/55
(b)
.............. 741 951,859
Series 2017-1RX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.96%,
09/28/55
(b)
.............. 441 564,113
Hops Hill NO 4 plc
Series 4, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 5.34%,
04/21/56
(b)
.............. 2,486 3,222,651
Series 4, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.76%,
04/21/56
(b)
.............. 980 1,270,713

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 4, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.16%,
04/21/56
(b)
.............. GBP 2,900 $ 3,765,090
Series 4, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.30%), 6.76%,
04/21/56
(b)
.............. 1,795 2,334,373
Hops Hill No. 2 plc, Series 2, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.85%), 7.31%,
11/27/54
(b)
................ 1,077 1,413,172
Hops Hill No. 3 plc
Series 3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.00%), 5.46%,
12/21/55
(b)
.............. 6,131 7,971,380
Series 3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.16%,
12/21/55
(b)
.............. 5,514 7,234,420
Series 3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.96%,
12/21/55
(b)
.............. 5,089 6,732,185
Hops Hill No2 plc, Series 2, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.25%), 6.71%,
11/27/54
(b)
................ 4,073 5,352,108
Jupiter Mortgage No. 1 plc
Series 1X, Class BR, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.20%,
07/20/55
(b)
.............. 29,187 37,837,583
Series 1X, Class CR, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.75%,
07/20/55
(b)
.............. 9,209 12,066,834
Series 1X, Class DR, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 7.50%,
07/20/55
(b)
.............. 6,280 8,194,699
Lanebrook Mortgage Transaction plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.65%), 5.15%,
07/20/58
(b)
.............. 1,463 1,889,169
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.45%,
07/20/58
(b)
.............. 266 343,428
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.75%,
07/20/58
(b)
.............. 158 204,099
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.65%), 6.15%,
07/20/58
(b)
.............. 103 133,151
Series 2024-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.26%,
03/15/61
(b)
.............. 1,096 1,419,215
Security
Par (000)
Par (000) Value
United Kingdom (continued)
London Wall Mortgage Capital plc
Series 2021-FL1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.75%), 5.23%,
05/15/51
(b)
.............. GBP 1,174 $ 1,517,368
Series 2021-FL2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.28%,
05/15/52
(b)
.............. 699 903,139
Series 2024-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.98%,
05/15/57
(b)
.............. 9,093 11,744,054
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.48%,
05/15/57
(b)
.............. 4,351 5,624,088
Molossus Btl plc, Series 2024-1, Class
A, (Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 5.45%,
04/18/61
(b)
................ 2,224 2,877,200
Mortimer 2024-Mix plc
Series 2024-MIX, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.61%,
09/22/67
(b)
.............. 2,390 3,093,627
Series 2024-MIX, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 6.01%,
09/22/67
(b)
.............. 821 1,062,040
Series 2024-MIX, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 6.56%,
09/22/67
(b)
.............. 198 256,105
Mortimer BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.70%), 5.16%,
06/23/53
(b)
.............. 1,446 1,868,432
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.56%,
06/23/53
(b)
.............. 334 431,314
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.45%), 5.91%,
06/23/53
(b)
.............. 110 142,354
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.46%,
12/22/56
(b)
.............. 764 998,050
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 7.46%,
12/22/56
(b)
.............. 832 1,097,537
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 8.51%,
12/22/56
(b)
.............. 764 1,018,025
Newgate Funding plc, Series 2006-1,
Class BB, (3-mo. EURIBOR at
0.00% Floor + 0.28%), 2.77%,
12/01/50
(b)
................ EUR 949 982,786

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Paragon Mortgages No. 12 plc, Series
12X, Class B1B, (3-mo. EURIBOR
at 0.00% Floor + 0.48%), 3.00%,
11/15/38
(b)
................ EUR 392 $ 408,673
Parkmore Point RMBS plc, Series
2022-1X, Class A, (Sterling
Overnight Index Average at 0.00%
Floor + 1.50%), 5.99%, 07/25/45
(b)
GBP 8,642 11,185,604
Pierpont Btl plc
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.56%,
09/21/54
(b)
.............. 3,475 4,512,517
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.36%,
09/21/54
(b)
.............. 2,246 2,928,348
Pierpont BTL plc
Series 2021-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.80%), 5.26%,
12/22/53
(b)
.............. 2,318 2,997,767
Series 2021-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.71%,
12/22/53
(b)
.............. 1,728 2,235,334
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.20%), 6.66%,
09/21/61
(b)
.............. 138 178,594
PMF plc, Series 2024-1, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.98%), 5.44%,
07/16/60
(b)
................ 1,584 2,056,390
Polaris plc
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.96%,
10/23/59
(b)
.............. 421 545,116
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.46%,
10/23/59
(b)
.............. 307 396,286
Series 2022-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 3.40%), 7.86%,
10/23/59
(b)
.............. 538 694,442
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.71%,
02/23/61
(b)
.............. 3,528 4,585,360
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.75%), 7.21%,
02/23/61
(b)
.............. 2,389 3,149,704
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.65%), 8.11%,
02/23/61
(b)
.............. 1,770 2,347,099
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.35%), 8.81%,
02/23/61
(b)
.............. 1,093 1,451,144
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.71%,
09/27/59
(b)
.............. GBP 3,904 $ 5,079,321
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.25%), 6.71%,
09/27/59
(b)
.............. 2,321 3,047,259
Series 2023-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.20%), 7.66%,
09/27/59
(b)
.............. 2,150 2,865,124
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.25%), 8.71%,
09/27/59
(b)
.............. 1,337 1,767,034
Series 2024-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.16%,
02/26/61
(b)
.............. 1,671 2,171,522
Series 2024-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.70%), 7.16%,
02/26/61
(b)
.............. 566 741,073
Series 2024-1, Class E, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 8.46%,
02/26/61
(b)
.............. 356 462,905
Series 2025-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.82%), 5.28%,
02/26/68
(b)
.............. 7,263 9,402,761
Series 2025-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.05%), 5.51%,
02/26/68
(b)
.............. 1,631 2,106,008
Series 2025-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.86%,
02/26/68
(b)
.............. 1,566 2,021,367
Series 2025-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.80%), 6.26%,
02/26/68
(b)
.............. 529 682,828
Precise Mortgage Funding plc
Series 2020-1B, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.18%), 6.64%,
10/16/56
(b)
.............. 115 148,497
Series 2020-1B, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.55%), 7.01%,
10/16/56
(b)
.............. 100 129,184
Series 2020-1B, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.93%), 7.39%,
10/16/56
(b)
.............. 100 129,528
RMAC Securities No.1 plc
Series 2006-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.25%), 2.80%, 06/12/44
(b)
.. EUR 89 93,382
Series 2007-NS1X, Class A2A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.74%,
06/12/44
(b)
.............. GBP 221 279,852

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2007-NS1X, Class M1C,
(3-mo. EURIBOR at 0.00% Floor
+ 0.27%), 2.82%, 06/12/44
(b)
.. EUR 1,458 $ 1,513,585
Stanlington No. 2 plc
Series 2, Class C, (Sterling
Overnight Index Average at
0.00% Floor and 9.75% Cap +
1.75%), 6.22%, 06/12/45
(b)
... GBP 534 689,027
Series 2, Class D, (Sterling
Overnight Index Average at
0.00% Floor and 10.20% Cap +
2.20%), 6.67%, 06/12/45
(b)
... 329 423,363
Series 2, Class E, (Sterling
Overnight Index Average at
0.00% Floor and 11.30% Cap +
3.30%), 7.77%, 06/12/45
(b)
... 450 577,447
Stratton Mortgage Funding plc
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.36%,
06/28/50
(b)
.............. 1,512 1,955,012
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.81%,
06/28/50
(b)
.............. 1,121 1,448,330
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.96%,
06/28/50
(b)
.............. 2,576 3,315,908
Series 2024-3, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.98%), 5.44%,
06/25/49
(b)
.............. 7,431 9,608,450
Series 2024-3, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.81%,
06/25/49
(b)
.............. 11,150 14,402,869
Series 2024-3, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.96%,
06/25/49
(b)
.............. 933 1,202,974
Together Asset-Backed Securitisation
plc
Series 2021-1ST1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.70%), 5.20%,
07/12/63
(b)
.............. 473 610,942
Series 2021-1ST1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.45%,
07/12/63
(b)
.............. 157 202,869
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.75%,
07/12/63
(b)
.............. 107 138,225
Series 2023-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.23%), 5.69%,
04/20/65
(b)
.............. 3,330 4,334,387
Series 2023-1ST2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 6.61%,
04/20/65
(b)
.............. 2,053 2,707,235
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2023-1ST2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 3.15%), 7.61%,
04/20/65
(b)
.............. GBP 438 $ 583,199
Series 2023-1ST2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 4.40%), 8.86%,
04/20/65
(b)
.............. 278 363,834
Series 2024-1ST1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.95%), 5.41%,
08/15/64
(b)
.............. 10,428 13,536,335
Series 2024-1ST2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.96%), 5.43%,
10/12/65
(b)
.............. 8,914 11,570,566
Series 2024-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.70%), 6.16%,
08/20/55
(b)
.............. 2,576 3,360,378
Series 2024-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 6.96%,
08/20/55
(b)
.............. 817 1,064,084
Series 2024-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.50%), 7.96%,
08/20/55
(b)
.............. 1,039 1,370,843
Series 2025-2ND1X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 0.93%), 5.40%,
09/12/56
(b)
.............. 3,782 4,903,287
Series 2025-2ND1X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.20%), 5.67%,
09/12/56
(b)
.............. 1,672 2,160,674
Series 2025-2ND1X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.97%,
09/12/56
(b)
.............. 1,030 1,331,213
Series 2025-2ND1X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 1.95%), 6.42%,
09/12/56
(b)
.............. 429 554,919
Series 2025-CRE1, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.96%,
01/15/57
(b)
.............. 2,698 3,486,382
Series 2025-CRE1, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 1.80%), 6.26%,
01/15/57
(b)
.............. 1,047 1,352,941
Series 2025-CRE1, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 2.40%), 6.86%,
01/15/57
(b)
.............. 227 293,330
Tower Bridge Funding plc
Series 2021-2, Class A, (Sterling
Overnight Index Average +
0.78%), 5.26%, 11/20/63
(b)
... 455 587,864
Series 2021-2, Class B, (Sterling
Overnight Index Average +
1.10%), 5.58%, 11/20/63
(b)
... 253 327,284
Series 2021-2, Class C, (Sterling
Overnight Index Average +
1.50%), 5.98%, 11/20/63
(b)
... 140 180,996

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-2, Class D, (Sterling
Overnight Index Average +
1.80%), 6.28%, 11/20/63
(b)
... GBP 170 $ 219,780
Series 2022-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.25%), 5.71%,
12/20/63
(b)
.............. 264 340,469
Series 2024-1X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 3.00%), 7.50%,
01/20/66
(b)
.............. 773 1,012,693
Series 2024-1X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.00%), 8.50%,
01/20/66
(b)
.............. 864 1,133,592
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.88%), 5.36%,
05/20/66
(b)
.............. 7,209 9,338,343
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.68%,
05/20/66
(b)
.............. 1,489 1,926,066
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.08%,
05/20/66
(b)
.............. 676 877,867
Series 2024-3X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.79%), 5.25%,
12/20/66
(b)
.............. 3,564 4,609,605
Series 2024-3X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.10%), 5.56%,
12/20/66
(b)
.............. 2,371 3,069,425
Series 2024-3X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.40%), 5.86%,
12/20/66
(b)
.............. 350 452,570
Series 2024-3X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.90%), 6.36%,
12/20/66
(b)
.............. 363 470,467
Trinity Square plc, Series 2021-1X,
Class AR, (Sterling Overnight
Index Average + 0.90%), 5.40%,
07/15/59
(b)
................ 14,365 18,595,167
Twin Bridges plc
Series 2021-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.07%,
03/12/55
(b)
.............. 436 564,939
Series 2021-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 6.57%,
03/12/55
(b)
.............. 804 1,042,493
Series 2021-2, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.66%), 5.13%,
09/12/55
(b)
.............. 2,469 3,187,487
Series 2021-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 0.90%), 5.37%,
09/12/55
(b)
.............. 819 1,057,143
Security
Par (000)
Par (000) Value
United Kingdom (continued)
Series 2021-2, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.15%), 5.62%,
09/12/55
(b)
.............. GBP 435 $ 559,811
Series 2021-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.50%), 5.97%,
09/12/55
(b)
.............. 187 240,609
Series 2022-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.30%), 5.77%,
12/12/55
(b)
.............. 830 1,064,414
Series 2022-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.17%,
12/12/55
(b)
.............. 365 467,265
Series 2022-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.00%), 6.47%,
06/12/55
(b)
.............. 5,709 7,420,264
Series 2023-1, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 0.95%), 5.42%,
06/14/55
(b)
.............. 1,492 1,931,373
Series 2023-1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.60%), 6.07%,
06/14/55
(b)
.............. 6,190 8,053,263
Series 2023-1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.50%), 6.97%,
06/14/55
(b)
.............. 2,602 3,406,862
Series 2023-1, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.50%), 7.97%,
06/14/55
(b)
.............. 1,672 2,196,089
Series 2023-2, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 2.05%), 6.53%,
05/15/56
(b)
.............. 891 1,171,924
Series 2023-2, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 4.05%), 8.53%,
05/15/56
(b)
.............. 890 1,190,345
Winchester 1 plc
Series 1, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.20%), 5.70%,
10/21/56
(b)
.............. 1,624 2,102,795
Series 1, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 1.55%), 6.05%,
10/21/56
(b)
.............. 886 1,145,775
509,462,036
United States — 4.1%
A&D Mortgage Trust
(c)
Series 2024-NQM5, Class A1,
5.70%, 11/25/69 .......... USD 4,730 4,741,802
Series 2024-NQM5, Class M1,
6.52%, 11/25/69
(a)
......... 4,138 4,164,696
ACRA Trust, Series 2024-NQM1, Class
A1, 5.61%, 10/25/64
(c)(h)
....... 8,002 7,986,987
Agate Bay Mortgage Trust
(a)(c)
Series 2015-1, Class B5, 3.63%,
01/25/45 ............... 1,323 869,459

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2015-3, Class B5, 3.46%,
04/25/45 ............... USD 1,521 $ 1,004,510
Series 2015-4, Class B5, 3.49%,
06/25/45 ............... 1,061 655,592
Ajax Mortgage Loan Trust
(c)
  0.00%, 06/27/61
(a)(f)
......... 83 80,650
Series 2022-A, Class A1, 3.50%,
10/25/61
(h)
.............. 27,407 26,371,987
Series 2022-A, Class A2, 3.00%,
10/25/61
(a)
.............. 2,705 2,417,370
Series 2022-A, Class A3, 3.00%,
10/25/61
(a)
.............. 1,443 1,284,716
Series 2022-A, Class B, 3.00%,
10/25/61 ............... 10,820 8,177,339
Series 2022-A, Class C, 3.00%,
10/25/61 ............... 5,309 5,512,389
Series 2022-A, Class M1, 3.00%,
10/25/61 ............... 1,578 1,399,491
Series 2022-A, Class M2, 3.00%,
10/25/61 ............... 7,078 5,569,496
Series 2022-A, Class M3, 3.00%,
10/25/61 ............... 451 353,693
Series 2022-B, Class A1, 3.50%,
03/27/62
(h)
.............. 40,936 39,247,828
Series 2022-B, Class A2, 3.00%,
03/27/62
(a)
.............. 2,124 1,893,876
Series 2022-B, Class A3, 3.00%,
03/27/62
(a)
.............. 1,821 1,617,355
Series 2022-B, Class B, 3.00%,
03/27/62 ............... 10,116 7,712,683
Series 2022-B, Class C, 3.00%,
03/27/62 ............... 9,384 7,262,946
Series 2022-B, Class M1, 3.00%,
03/27/62 ............... 1,365 1,208,330
Series 2022-B, Class M2, 3.00%,
03/27/62 ............... 6,777 5,775,811
Series 2023-A, Class A1, 3.50%,
07/25/62
(h)
.............. 49,235 46,501,019
Series 2023-A, Class A2, 3.00%,
07/25/62
(a)
.............. 2,667 2,329,757
Series 2023-A, Class A3, 2.50%,
07/25/62
(a)
.............. 1,511 1,282,392
Series 2023-A, Class B, 2.50%,
07/25/62
(a)
.............. 8,888 6,510,164
Series 2023-A, Class C, 2.50%,
07/25/62
(a)
.............. 6,504 3,474,524
Series 2023-A, Class M1, 2.50%,
07/25/62
(a)
.............. 4,578 3,867,864
Series 2023-C, Class A1, 3.50%,
05/25/63
(h)
.............. 43,407 40,850,894
Series 2023-C, Class A2, 3.00%,
05/25/63
(a)
.............. 2,968 2,575,582
Series 2023-C, Class A3, 2.50%,
05/25/63
(a)
.............. 1,583 1,324,705
Series 2023-C, Class C, 2.50%,
05/25/63
(a)
.............. 13,629 9,874,706
Series 2023-C, Class M1, 2.50%,
05/25/63
(a)
.............. 1,385 1,153,790
Series 2023-C, Class M2, 2.50%,
05/25/63
(a)
.............. 8,588 6,690,468
Alternative Loan Trust
Series 2005-11CB, Class 2A1,
5.50%, 06/25/35 .......... 165 132,383
Series 2005-11CB, Class 2A6,
5.50%, 06/25/25 .......... 853 684,516
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-29CB, Class A6, 5.50%,
07/25/35 ............... USD 618 $ 366,392
Series 2005-55CW, Class 2A3, (1-
mo. CME Term SOFR at 0.35%
Floor and 7.50% Cap + 0.46%),
4.78%, 11/25/35
(a)
......... 1,141 838,565
Series 2005-59, Class 1A1, (1-mo.
CME Term SOFR at 0.66%
Floor and 11.00% Cap + 0.77%),
5.09%, 11/20/35
(a)
......... 1,189 1,157,133
Series 2005-22T1, Class A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 5.42% Cap + 0.46%), 4.78%,
06/25/35
(a)
.............. 6,697 5,842,194
Series 2006-6CB, Class 2A10,
6.00%, 05/25/36 .......... 414 158,414
Series 2006-11CB, Class 3A1,
6.50%, 05/25/36 .......... 3,541 1,626,338
Series 2006-15CB, Class A1, 6.50%,
06/25/36 ............... 630 287,527
Series 2006-28CB, Class A14,
6.25%, 10/25/36 .......... 2,122 1,028,954
Series 2006-34, Class A3, (1-mo.
CME Term SOFR at 0.70% Floor
and 6.25% Cap + 0.81%), 5.13%,
11/25/46
(a)
.............. 4,736 1,673,868
Series 2006-45T1, Class 2A2,
6.00%, 02/25/37 .......... 2,430 1,309,742
Series 2006-J7, Class 2A1, (1M Sofr
FWD at 1.50% Floor + 1.50%),
6.46%, 11/20/46
(a)
......... 3,134 2,710,920
Series 2006-OA11, Class A4, (1-mo.
CME Term SOFR at 0.38% Floor
+ 0.49%), 4.81%, 09/25/46
(a)
.. 2,844 2,632,566
Series 2006-OA14, Class 1A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.73% Floor and 2.00% Cap +
1.73%), 6.37%, 11/25/46
(a)
... 8,669 7,136,829
Series 2006-OA16, Class A4C,
(1-mo. CME Term SOFR at
0.68% Floor + 0.79%), 5.11%,
10/25/46
(a)
.............. 8,025 5,899,386
Series 2006-OA21, Class A1, (1-mo.
CME Term SOFR at 0.19% Floor
+ 0.30%), 4.62%, 03/20/47
(a)
.. 2,715 2,316,593
Series 2006-OC1, Class 1A1, (1-mo.
CME Term SOFR at 0.46% Floor
+ 0.57%), 4.89%, 03/25/36
(a)
.. 1,945 1,906,829
Series 2006-OC7, Class 2A3, (1-mo.
CME Term SOFR at 0.50% Floor
+ 0.61%), 4.93%, 07/25/46
(a)
.. 4,808 4,146,581
Series 2006-OC10, Class 2A3,
(1-mo. CME Term SOFR at
0.46% Floor + 0.57%), 4.89%,
11/25/36
(a)
.............. 4,106 3,514,362
Series 2007-25, Class 1A3, 6.50%,
11/25/37 ............... 20,771 9,431,598
Series 2007-3T1, Class 1A1, 6.00%,
04/25/37 ............... 700 312,146
Series 2007-9T1, Class 1A1, 6.00%,
05/25/37 ............... 3,709 1,798,676
Series 2007-OA3, Class 1A1, (1-mo.
CME Term SOFR at 0.28% Floor
+ 0.39%), 4.71%, 04/25/47
(a)
.. 2,543 2,326,569

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2007-OA8, Class 2A1, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.79%, 06/25/47
(a)
.. USD 463 $ 361,942
Series 2007-OH2, Class A2A, (1-mo.
CME Term SOFR at 0.48% Floor
and 10.00% Cap + 0.59%),
4.91%, 08/25/47
(a)
......... 503 441,074
American Home Mortgage Assets
Trust
(a)
Series 2006-3, Class 2A11,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.94% Floor + 0.94%), 5.58%,
10/25/46 ............... 2,372 1,551,751
Series 2006-4, Class 1A12, (1-mo.
CME Term SOFR at 0.32% Floor
+ 0.32%), 4.64%, 10/25/46 ... 5,005 2,561,556
Angel Oak Mortgage Trust
(c)
Series 2019-5, Class B1, 3.96%,
10/25/49
(a)
.............. 715 657,672
Series 2021-4, Class B1, 3.20%,
01/20/65
(a)
.............. 3,150 2,222,267
Series 2024-10, Class A1, 5.35%,
10/25/69
(h)
.............. 12,333 12,291,185
APS Resecuritization Trust, Series
2016-1, Class 1MZ, 2.79%,
07/31/57
(a)(c)
............... 20,815 7,795,853
Banc of America Alternative Loan Trust,
Series 2006-7, Class A4, 6.50%,
10/25/36
(h)
................ 3,688 1,032,838
Banc of America Funding Corp.,
Series 2015-R3, Class 1A2, 2.75%,
03/27/36
(a)(c)
............... 1,809 1,528,914
Banc of America Funding Trust
Series 2007-1, Class 1A6, 5.75%,
01/25/37 ............... 39 32,513
Series 2014-R2, Class 1C, 0.00%,
11/26/36
(a)(c)
............. 8,668 3,000,735
Series 2016-R2, Class 1A1, 4.70%,
05/01/33
(a)(c)
............. 1,411 1,407,838
Barclays Mortgage Loan Trust
(c)
  0.00%, 02/27/28
(a)(f)
......... 11 10,662
Series 2022-NQM1, Class A1,
4.55%, 07/25/52
(h)
......... 10,892 10,813,843
Series 2023-NQM3, Class A1,
6.90%, 10/25/63
(h)
......... 63,192 64,180,195
Series 2023-NQM3, Class A2,
7.36%, 10/25/63
(h)
......... 10,047 10,207,744
Series 2023-NQM3, Class A3,
7.69%, 10/25/63
(h)
......... 6,067 6,171,658
Series 2023-NQM3, Class B1,
7.99%, 10/25/63
(a)
......... 3,856 3,882,467
Series 2023-NQM3, Class B2,
7.99%, 10/25/63
(a)
......... 3,244 3,212,257
Series 2023-NQM3, Class B3,
7.99%, 10/25/63
(a)
......... 8,876 8,331,801
Series 2023-NQM3, Class M1,
7.99%, 10/25/63
(a)
......... 6,427 6,586,030
Series 2023-NQM3, Class SA,
0.00%, 10/25/63
(a)
......... 1 1,295
Series 2024-NQM1, Class A1,
5.90%, 01/25/64
(h)
......... 9,412 9,450,074
Series 2024-NQM1, Class A2,
6.11%, 01/25/64
(h)
......... 6,412 6,429,647
Series 2024-NQM1, Class A3,
6.31%, 01/25/64
(h)
......... 4,897 4,916,146
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-NQM1, Class B1,
8.09%, 01/25/64
(a)
......... USD 2,900 $ 2,928,290
Series 2024-NQM1, Class B2,
8.69%, 01/25/64
(a)
......... 2,658 2,664,743
Series 2024-NQM1, Class B3,
8.69%, 01/25/64
(a)
......... 5,704 5,393,517
Series 2024-NQM1, Class M1,
6.80%, 01/25/64
(a)
......... 4,979 5,010,070
Series 2024-NQM1, Class SA,
0.00%, 01/25/64
(a)
......... 13 11,974
Series 2024-NQM3, Class A1,
6.04%, 06/25/64
(h)
......... 54,007 54,469,166
Series 2024-NQM3, Class A2,
6.30%, 06/25/64
(h)
......... 4,258 4,292,991
Series 2024-NQM3, Class A3,
6.50%, 06/25/64
(h)
......... 7,430 7,485,671
Series 2024-NQM3, Class B1,
7.50%, 06/25/64
(a)
......... 3,975 4,004,072
Series 2024-NQM3, Class B2,
8.04%, 06/25/64
(a)
......... 3,640 3,606,230
Series 2024-NQM3, Class B3,
8.04%, 06/25/64
(a)
......... 9,961 9,151,411
Series 2024-NQM3, Class M1,
6.41%, 06/25/64
(a)
......... 5,794 5,816,243
Series 2024-NQM3, Class SA,
0.00%, 06/25/64
(a)
......... 8 8,132
Series 2024-NQM4, Class A1,
4.79%, 12/26/64
(h)
......... 81,574 80,699,729
Series 2024-NQM4, Class A2,
5.10%, 12/26/64
(h)
......... 7,673 7,609,005
Series 2024-NQM4, Class A3,
5.25%, 12/26/64
(h)
......... 8,595 8,531,737
Series 2024-NQM4, Class B1,
6.96%, 12/26/64
(a)
......... 3,489 3,483,509
Series 2024-NQM4, Class B2,
7.59%, 12/26/64
(a)
......... 2,662 2,635,833
Series 2024-NQM4, Class B3,
7.59%, 12/26/64
(a)
......... 6,092 5,864,795
Series 2024-NQM4, Class M1,
6.31%, 12/26/64
(a)
......... 5,737 5,763,278
Series 2024-NQM4, Class SA,
0.00%, 12/26/64
(a)
......... 114,565 5,216,282
Series 2025-NQM1, Class A1,
5.66%, 01/25/65
(h)
......... 56,950 57,192,116
Series 2025-NQM1, Class A2,
5.87%, 01/25/65
(h)
......... 7,236 7,266,449
Series 2025-NQM1, Class A3,
5.97%, 01/25/65
(h)
......... 6,891 6,920,179
Series 2025-NQM1, Class B1,
6.94%, 01/25/65
(a)
......... 3,998 4,002,127
Series 2025-NQM1, Class B2,
7.83%, 01/25/65
(a)
......... 3,476 3,438,468
Series 2025-NQM1, Class B3,
7.83%, 01/25/65
(a)
......... 7,706 7,117,335
Series 2025-NQM1, Class M1,
6.49%, 01/25/65
(a)
......... 6,431 6,497,590
Series 2025-NQM1, Class SA,
0.00%, 01/25/65
(a)
......... 16 14,802
Barclays Mortgage Trust
(c)
  0.00%, 11/25/51
(a)(f)
.......... 29 27,970
Series 2021-NPL1, Class A, 2.00%,
11/25/51
(h)
.............. 29,099 28,935,889
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(h)
.............. 6,222 6,235,149
Series 2021-NPL1, Class C, 0.00%,
11/25/51 ............... 12,876 16,398,039

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-RPL1, Class A, 4.25%,
02/25/28
(h)
.............. USD 22,921 $ 22,658,437
Series 2022-RPL1, Class B, 4.25%,
02/25/28
(h)
.............. 4,958 4,774,197
Series 2022-RPL1, Class C, 0.00%,
02/25/28 ............... 8,378 1,842,331
Series 2022-RPL1, Class SA,
0.00%, 02/25/28 .......... 64 50,384
BCAP LLC Trust, Series 2011-RR5,
Class 11A5, (1-mo. CME Term
SOFR at 0.15% Floor + 0.26%),
4.46%, 05/28/36
(a)(c)
.......... 2,293 2,202,643
Bear Stearns ALT-A Trust
(a)
Series 2006-6, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
4.75%, 11/25/36 .......... 1,796 1,545,755
Series 2007-1, Class 1A1, (1-mo.
CME Term SOFR at 0.32%
Floor and 11.50% Cap + 0.43%),
4.75%, 01/25/47 .......... 1,476 1,245,768
Bear Stearns Asset-Backed Securities
I Trust
Series 2005-AC9, Class A5, 6.25%,
12/25/35
(h)
.............. 2,052 1,975,362
Series 2006-AC1, Class 1A2, 6.25%,
02/25/36
(h)
.............. 2,498 2,546,213
Series 2006-AC2, Class 1A1, (1-mo.
CME Term SOFR at 0.35% Floor
and 7.50% Cap + 0.46%), 4.78%,
03/25/36
(a)
.............. 5,837 1,527,869
Bear Stearns Mortgage Funding Trust
(a)
Series 2006-SL1, Class A1, (1-mo.
CME Term SOFR at 0.28%
Floor and 11.00% Cap + 0.39%),
4.71%, 08/25/36 .......... 702 692,797
Series 2007-AR2, Class A1, (1-mo.
CME Term SOFR at 0.34% Floor
and 10.50% Cap + 0.45%),
4.77%, 03/25/37 .......... 87 82,252
Series 2007-AR3, Class 1A1, (1-mo.
CME Term SOFR at 0.14% Floor
and 10.50% Cap + 0.25%),
4.57%, 03/25/37 .......... 1,337 1,245,421
Series 2007-AR4, Class 2A1, (1-mo.
CME Term SOFR at 0.21% Floor
and 10.50% Cap + 0.32%),
4.64%, 06/25/37 .......... 894 854,436
BRAVO, Series 2024-NQM6, Class B2,
8.08%, 08/01/64
(a)(c)
.......... 500 498,892
BRAVO Residential Funding Trust
(c)
Series 2023-NQM6, Class B1,
8.00%, 09/25/63
(a)
......... 1,500 1,512,120
Series 2024-NQM1, Class B1,
8.04%, 12/01/63 .......... 565 572,672
Series 2024-NQM3, Class B1,
8.10%, 03/25/64
(a)
......... 845 859,086
CAFL Issuer LLC, Series 2024-RTL1,
Class A1, 6.75%, 11/28/31
(c)(h)
... 3,230 3,274,044
CFMT LLC
(c)
Series 2024-HB14, Class M2,
3.00%, 06/25/34
(a)
......... 547 512,223
Series 2024-HB14, Class M3,
3.00%, 06/25/34
(a)
......... 1,360 1,255,956
Series 2024-HB15, Class M2,
4.00%, 08/25/34
(a)
......... 474 450,584
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-R1, Class A1, 4.00%,
10/25/54
(h)
.............. USD 7,326 $ 7,151,981
Series 2024-R1, Class A2, 4.00%,
10/25/54
(h)
.............. 947 898,529
Chase Mortgage Finance Trust,
Series 2007-S6, Class 1A1, 6.00%,
12/25/37 ................. 49,550 20,065,322
CHL Mortgage Pass-Through Trust
Series 2005-22, Class 2A1, 5.14%,
11/25/35
(a)
.............. 923 757,427
Series 2006-17, Class A6, 6.00%,
12/25/36 ............... 1,199 533,053
Series 2006-OA4, Class A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.96% Floor + 0.96%), 5.60%,
04/25/46
(a)
.............. 26,614 7,277,937
Series 2006-OA5, Class 3A1, (1-mo.
CME Term SOFR at 0.40% Floor
+ 0.51%), 4.83%, 04/25/46
(a)
.. 906 866,883
Series 2007-1, Class A2, 6.00%,
03/25/37 ............... 770 346,475
Series 2007-9, Class A1, 5.75%,
07/25/37 ............... 2,446 1,149,860
Series 2007-9, Class A11, 5.75%,
07/25/37 ............... 1,337 628,386
Series 2007-15, Class 2A2, 6.50%,
09/25/37 ............... 12,958 4,678,832
CHNGE Mortgage Trust
(c)
Series 2022-1, Class A1, 3.01%,
01/25/67
(a)
.............. 3,666 3,445,471
Series 2022-4, Class A1, 6.00%,
10/25/57
(h)
.............. 1,195 1,194,944
CIM Trust, Series 2019-J2, Class B4,
3.76%, 10/25/49
(a)(c)
.......... 1,509 1,239,111
Citicorp Mortgage Securities Trust
Series 2007-4, Class 1A14, 6.00%,
05/25/37 ............... 1,132 1,027,831
Series 2007-9, Class 1A1, 6.25%,
12/25/37 ............... 2,372 2,205,030
Series 2008-2, Class 1A1, 6.50%,
06/25/38 ............... 3,390 2,799,091
Citigroup Mortgage Loan Trust
Series 2007-6, Class 2A1, (1-mo.
CME Term SOFR at 0.50% Floor
and 6.50% Cap + 0.61%), 4.93%,
05/25/37
(a)
.............. 3,342 3,073,510
Series 2014-C, Class B2, 4.25%,
02/25/54
(a)(c)
............. 582 567,615
Series 2022-A, Class A1, 6.17%,
09/25/62
(c)(h)
............. 10,573 10,577,401
CitiMortgage Alternative Loan Trust,
Series 2007-A6, Class 1A11, 6.00%,
06/25/37 ................. 725 628,539
COLT Mortgage Loan Trust
(c)
Series 2020-2, Class M1, 5.25%,
03/25/65
(a)
.............. 2,734 2,721,540
Series 2021-HX1, Class B2, 3.86%,
10/25/66
(a)
.............. 1,000 780,633
Series 2022-1, Class B2, 4.16%,
12/27/66
(a)
.............. 623 514,357
Series 2022-3, Class B1, 4.21%,
02/25/67
(a)
.............. 2,500 2,165,747
Series 2022-5, Class B1, 4.67%,
03/25/67
(a)
.............. 4,802 4,495,364

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-8, Class B1, 6.50%,
08/25/67
(a)
.............. USD 2,315 $ 2,301,655
Series 2024-6, Class A1, 5.39%,
11/25/69
(h)
.............. 17,685 17,656,843
Credit Suisse Mortgage Capital
Certificates
(c)
Series 2009-12R, Class 3A1, 6.50%,
10/27/37 ............... 21,075 8,303,354
Series 2021-JR1, Class PT2, 0.00%,
07/26/60
(a)
.............. 1,925 721,694
CSFB Mortgage-Backed Pass-Through
Certificates, Series 2005-10, Class
10A1, (1-mo. CME Term SOFR
at 1.35% Floor and 6.25% Cap +
1.46%), 5.78%, 11/25/35
(a)
...... 3,144 659,686
CSMC Mortgage-Backed Trust, Series
2006-4, Class 1A3, 6.00%, 05/25/36 637 342,825
CSMC Trust
(c)
Series 2014-4R, Class 16A3, (1-mo.
CME Term SOFR at 0.20% Floor
+ 0.31%), 4.67%, 02/27/36
(a)
.. 18 18,370
Series 2014-9R, Class 9A1, (1-mo.
CME Term SOFR at 0.12% Floor
+ 0.23%), 4.67%, 08/27/36
(a)
.. 1,814 1,464,698
Series 2014-SAF1, Class B5, 3.84%,
03/25/44
(a)
.............. 2,836 2,135,917
Series 2015-4R, Class 1A4, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 4.28%, 10/27/36
(a)
.. 4,415 3,025,111
Series 2015-6R, Class 5A2, (1-mo.
CME Term SOFR at 0.18% Floor
+ 0.29%), 4.61%, 03/27/36
(a)
.. 2,781 2,137,624
Series 2020-NQM1, Class A3,
2.72%, 05/25/65
(h)
......... 586 555,057
Series 2021-NQM8, Class M1,
3.26%, 10/25/66
(a)
......... 1,453 1,097,548
Series 2022-NQM6, Class PT,
8.68%, 12/25/67
(a)
......... 21,481 21,708,855
Deephaven Residential Mortgage
Trust
(c)
Series 2022-2, Class M1, 4.31%,
03/25/67
(a)
.............. 2,349 2,121,530
Series 2022-3, Class B1, 5.29%,
07/25/67
(a)
.............. 3,178 2,929,601
Series 2022-3, Class M1, 5.29%,
07/25/67
(a)
.............. 5,876 5,616,759
Series 2024-1, Class A1, 5.74%,
07/25/69
(h)
.............. 4,886 4,896,168
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-OA4, Class
A2A, (1-mo. CME Term SOFR
at 0.34% Floor + 0.45%), 4.77%,
08/25/47
(a)
................ 2,003 1,799,996
Deutsche Alt-B Securities Mortgage
Loan Trust
(a)
Series 2006-AB3, Class A3, 6.51%,
07/25/36 ............... 763 657,515
Series 2006-AB3, Class A8, 6.36%,
07/25/36 ............... 485 418,117
Ellington Financial Mortgage Trust,
Series 2022-4, Class B2, 5.94%,
09/25/67
(a)(c)
............... 4,578 3,876,407
First Horizon Alternative Mortgage
Securities Trust, Series 2005-AA12,
Class 2A1, 5.04%, 02/25/36
(a)
... 38 23,484
Security
Par (000)
Par (000) Value
United States (continued)
Gaea Mortgage Loan Trust, Series
2025-A, Class A, 6.75%, 02/25/30
(a)
(c)(f)
...................... USD 4,840 $ 4,742,570
GCAT Trust
(c)
Series 2020-NQM2, Class B1,
4.85%, 04/25/65
(a)
......... 4,430 4,125,656
Series 2021-NQM3, Class B1,
3.47%, 05/25/66
(a)
......... 3,170 2,361,145
Series 2022-NQM4, Class A1,
5.27%, 08/25/67
(h)
......... 11,421 11,367,143
GreenPoint Mortgage Funding Trust,
Series 2006-AR2, Class 4A1,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 2.00% Floor and 10.50% Cap +
2.00%), 6.64%, 03/25/36
(a)
..... 1,154 1,071,755
GS Mortgage-Backed Securities Corp.
Trust
(a)(c)
Series 2019-PJ2, Class B4, 4.37%,
11/25/49 ............... 2,471 2,195,873
Series 2020-PJ2, Class B4, 3.53%,
07/25/50 ............... 1,854 1,558,665
GS Mortgage-Backed Securities Trust,
Series 2023-CCM1, Class B1,
7.40%, 08/25/53
(a)(c)
.......... 2,130 2,127,337
GSMPS Mortgage Loan Trust
(a)(c)
Series 2005-RP1, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.78%, 01/25/35 ... 2,366 2,056,702
Series 2005-RP2, Class 1AF, (1-mo.
CME Term SOFR at 0.35% Floor
+ 0.46%), 4.78%, 03/25/35 ... 3,412 3,179,189
Series 2006-RP1, Class 1AF1, (1-
mo. CME Term SOFR at 0.35%
Floor and 9.15% Cap + 0.46%),
4.78%, 01/25/36 .......... 2,246 1,808,794
GSR Mortgage Loan Trust
Series 2005-AR1, Class 2A1, 6.94%,
01/25/35
(a)
.............. 253 246,326
Series 2007-1F, Class 2A4, 5.50%,
01/25/37 ............... 61 108,869
Series 2007-OA2, Class 2A1,
2.92%, 06/25/47
(a)
......... 1,327 788,513
HarborView Mortgage Loan Trust
(a)
Series 2006-12, Class 1A1A, (1-mo.
CME Term SOFR at 0.41% Floor
+ 0.52%), 4.84%, 12/19/36 ... 10,222 8,021,017
Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.51%), 4.83%, 05/19/37 ... 2,866 2,279,376
Series 2007-4, Class 2A2, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.00% Cap + 0.61%),
4.68%, 07/19/47 .......... 965 901,685
HIG RCP LLC, Series 2023-FL1, Class
A, (1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 6.59%, 09/19/38
(a)(c)
668 668,550
Homeward Opportunities Fund I Trust,
Series 2020-2, Class B1, 5.45%,
05/25/65
(a)(c)
............... 9,901 9,996,590
Homeward Opportunities Fund Trust
(c)
Series 2022-1, Class A1, 5.08%,
07/25/67
(h)
.............. 11,291 11,223,673
Series 2022-1, Class M1, 5.03%,
07/25/67
(a)
.............. 6,241 6,068,379

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Impac Secured Assets Trust, Series
2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%),
4.77%, 11/25/36
(a)
........... USD 3,248 $ 2,953,832
IndyMac INDX Mortgage Loan Trust
(a)
Series 2006-AR15, Class A1, (1-mo.
CME Term SOFR at 0.24% Floor
+ 0.35%), 4.67%, 07/25/36 ... 540 524,365
Series 2006-AR35, Class 2A1A, (1-
mo. CME Term SOFR at 0.34%
Floor and 10.50% Cap + 0.45%),
4.77%, 01/25/37 .......... 1,017 908,433
Series 2007-AR19, Class 3A1,
4.03%, 09/25/37 .......... 4,787 3,112,435
Series 2007-FLX5, Class 2A2, (1-
mo. CME Term SOFR at 0.48%
Floor + 0.59%), 4.91%, 08/25/37 1,335 1,215,434
J.P. Morgan Alternative Loan Trust,
Series 2007-A2, Class 2A1, 4.89%,
05/25/37
(a)
................ 678 600,237
J.P. Morgan Mortgage Trust
(a)
Series 2007-A1, Class 4A1, 7.19%,
07/25/35 ............... 3 2,934
Series 2021-4, Class B3, 2.90%,
08/25/51
(c)
.............. 6,356 5,118,001
Series 2021-4, Class B4, 2.90%,
08/25/51
(c)
.............. 573 449,661
Series 2021-4, Class B5, 2.90%,
08/25/51
(c)
.............. 429 314,485
Series 2021-4, Class B6, 2.90%,
08/25/51
(c)
.............. 1,243 517,225
Series 2021-INV5, Class A5A,
2.50%, 12/25/51
(c)
......... 17,026 13,815,064
Series 2021-INV5, Class B4, 3.19%,
12/25/51
(c)
.............. 2,450 2,011,163
Series 2021-INV5, Class B5, 3.19%,
12/25/51
(c)
.............. 857 654,445
Series 2021-INV5, Class B6, 3.08%,
12/25/51
(c)
.............. 2,931 1,432,704
Series 2021-INV7, Class A5A,
2.50%, 02/25/52
(c)
......... 7,819 6,344,206
Series 2021-INV7, Class B1, 3.27%,
02/25/52
(c)
.............. 7,244 6,179,125
Series 2021-INV7, Class B2, 3.27%,
02/25/52
(c)
.............. 1,700 1,434,440
Series 2021-INV7, Class B3, 3.27%,
02/25/52
(c)
.............. 2,365 1,974,626
Series 2021-INV7, Class B4, 3.27%,
02/25/52
(c)
.............. 1,257 1,019,065
Series 2021-INV7, Class B5, 3.27%,
02/25/52
(c)
.............. 517 394,812
Series 2021-INV7, Class B6, 3.14%,
02/25/52
(c)
.............. 1,693 811,847
Series 2024-VIS1, Class B2, 8.08%,
07/25/64
(c)
.............. 1,000 991,713
Series 2024-VIS2, Class B1, 7.73%,
11/25/64
(c)
.............. 3,191 3,231,475
Legacy Mortgage Asset Trust, Series
2021-GS2, Class A1, 4.75%,
04/25/61
(c)(h)
............... 26,983 26,952,857
Lehman XS Trust, Series 2007-16N,
Class AF2, (1-mo. CME Term SOFR
at 1.90% Floor + 2.01%), 6.33%,
09/25/47
(a)
................ 2,595 3,471,211
Security
Par (000)
Par (000) Value
United States (continued)
MASTR Resecuritization Trust, Series
2008-3, Class A1, 3.89%, 08/25/37
(a)
(c)
...................... USD 1,318 $ 428,218
MCM Trust
(f)
Series 2018-NPL2,  3.00%, 08/25/28 23,967 23,030,277
Series 2021-VFN1,  0.00%, 09/25/31 31,525 20,074,370
Merrill Lynch Alternative Note Asset
Trust, Series 2007-OAR2, Class A2,
(1-mo. CME Term SOFR at 0.42%
Floor + 0.53%), 4.85%, 04/25/37
(a)
2,416 2,015,336
Merrill Lynch Mortgage Investors Trust,
Series 2006-AF2, Class AV1, (1-mo.
CME Term SOFR at 0.32% Floor +
0.43%), 4.75%, 09/25/37
(a)
..... 1,273 675,926
MFA Trust
(c)
Series 2020-NQM1, Class A3,
3.30%, 08/25/49
(a)
......... 163 153,025
Series 2021-NQM1, Class B1,
3.51%, 04/25/65
(a)
......... 6,050 4,902,577
Series 2022-NQM1, Class M1,
4.26%, 12/25/66
(a)
......... 4,096 3,551,719
Series 2022-NQM3, Class A1,
5.57%, 09/25/67
(h)
......... 8,228 8,197,811
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(h)
.............. 25,928 25,964,226
Series 2024-RTL1, Class A1, 7.09%,
02/25/29
(h)
.............. 10,556 10,638,836
Morgan Stanley Resecuritization Trust,
Series 2013-R7, Class 1B, (1-mo.
CME Term SOFR at 0.16% Floor
and 10.50% Cap + 0.27%), 4.75%,
12/26/46
(a)(c)
............... 1,128 1,042,009
Morgan Stanley Residential Mortgage
Loan Trust
(a)(c)
Series 2014-1A, Class B3, 5.89%,
06/25/44 ............... 777 778,018
Series 2023-NQM1, Class B1,
7.42%, 09/25/68 .......... 2,584 2,587,140
Mortgage Loan Resecuritization Trust,
Series 2009-RS1, Class A85, 5.30%,
04/16/36
(a)(c)
............... 4,430 4,323,718
NACC Reperforming Loan REMIC
Trust
(c)
Series 2004-R1, Class A1, 6.50%,
03/25/34 ............... 2,714 2,435,260
Series 2004-R1, Class A2, 7.50%,
03/25/34 ............... 623 577,118
New Residential Mortgage Loan Trust
(a)
(c)
Series 2019-2A, Class A1, 4.25%,
12/25/57 ............... 1,520 1,482,800
Series 2020-RPL1, Class B3, 3.85%,
11/25/59 ............... 10,258 7,774,651
Series 2024-NQM3, Class B1,
7.17%, 11/25/64 .......... 1,596 1,575,403
NLT Trust, Series 2021-INV2, Class B1,
3.32%, 08/25/56
(a)(c)
.......... 1,895 1,380,188
NMLT Trust, Series 2021-INV1, Class
B1, 3.61%, 05/25/56
(a)(c)
....... 2,642 1,930,276
Nomura Asset Acceptance Corp.
Alternative Loan Trust
Series 2001-R1A, Class A, 7.00%,
02/19/30
(a)(c)
............. 582 573,795
Series 2005-AP1, Class 2A4, 6.05%,
02/25/35
(h)
.............. 518 516,838

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2006-AF1, Class 1A4, 7.13%,
05/25/36
(h)
.............. USD 1,508 $ 278,686
Series 2007-2, Class A4, (1-mo.
CME Term SOFR at 0.84% Floor
+ 0.95%), 5.27%, 06/25/37
(a)
.. 612 507,735
NYMT Loan Trust, Series 2024-INV1,
Class A1, 5.38%, 06/25/69
(a)(c)
... 6,248 6,224,146
OBX Trust, Series 2022-NQM7, Class
A1, 5.11%, 08/25/62
(c)(h)
....... 7,548 7,505,458
PRET LLC, Series 2024-RN2, Class A1,
7.12%, 04/25/54
(c)(h)
.......... 4,085 4,103,346
PRKCM Trust
(a)(c)
Series 2021-AFC2, Class A1, 2.07%,
11/25/56 ............... 2,933 2,555,072
Series 2022-AFC1, Class A1A,
4.10%, 04/25/57 .......... 1,520 1,497,474
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ............... 10,946 10,904,208
Series 2023-AFC1, Class B1,
7.39%, 02/25/58 .......... 4,567 4,578,543
PRPM LLC
(c)(h)
Series 2020-4, Class A1, 6.61%,
10/25/25 ............... 7,942 7,941,495
Series 2021-4, Class A1, 4.87%,
04/25/26 ............... 4,651 4,651,333
Series 2022-1, Class A1, 6.72%,
02/25/27 ............... 1,369 1,369,239
PRPM Trust
(a)(c)
Series 2022-NQM1, Class B1,
5.42%, 08/25/67 .......... 964 944,213
Series 2024-NQM1, Class B1,
7.50%, 12/25/68 .......... 2,066 2,078,258
Rain City Mortgage Trust, Series 2024-
RTL1, Class A1, 6.53%, 11/25/29
(a)(c)
6,457 6,535,769
RALI Trust
(a)
Series 2006-QA10, Class A2, (1-mo.
CME Term SOFR at 0.36% Floor
+ 0.47%), 4.79%, 12/25/36 ... 3,120 2,725,674
Series 2007-QH9, Class A1, 6.19%,
11/25/37 ............... 527 449,822
Series 2007-QO2, Class A1, (1-mo.
CME Term SOFR at 0.15% Floor
+ 0.26%), 4.58%, 02/25/47 ... 443 134,445
RCKT Mortgage Trust
(c)
Series 2020-1, Class B4, 3.47%,
02/25/50
(a)
.............. 1,575 1,408,851
Series 2024-CES8, Class A1A,
5.49%, 11/25/44
(h)
......... 3,968 3,967,529
Ready Capital Mortgage Financing LLC,
Series 2022-FL10, Class A, (1-mo.
CME Term SOFR at 2.55% Floor +
2.55%), 6.87%, 10/25/39
(a)(c)
.... 11,648 11,700,377
Reperforming Loan REMIC Trust
(a)(c)
Series 2005-R1, Class 1AF2, (1-mo.
CME Term SOFR at 0.36% Floor
and 8.00% Cap + 0.47%), 4.79%,
03/25/35 ............... 343 329,721
Series 2005-R2, Class 1AF1, (1-mo.
CME Term SOFR at 0.34% Floor
and 9.50% Cap + 0.45%), 4.77%,
06/25/35 ............... 742 710,792
Series 2005-R3, Class AF, (1-mo.
CME Term SOFR at 0.40% Floor
and 9.50% Cap + 0.51%), 4.83%,
09/25/35 ............... 1,196 988,434
Security
Par (000)
Par (000) Value
United States (continued)
Residential Mortgage Loan Trust
(a)(c)
Series 2019-2, Class B2, 6.04%,
05/25/59 ............... USD 4,847 $ 4,783,079
Series 2019-3, Class B2, 5.66%,
09/25/59 ............... 5,659 5,519,230
Series 2020-1, Class B2, 4.66%,
01/26/60 ............... 2,129 1,949,987
RFMSI Trust
(a)
Series 2006-SA2, Class 2A1, 5.70%,
08/25/36 ............... 7,095 5,066,616
Series 2006-SA4, Class 2A1, 5.69%,
11/25/36 ............... 409 338,740
RMF Buyout Issuance Trust, Series
2021-HB1, Class M6, 6.00%,
11/25/31
(a)(c)
............... 4,567 3,888,325
Saluda Grade Alternative Mortgage
Trust
(c)(h)
Series 2024-RTL4, Class A1, 7.50%,
02/25/30 ............... 18,613 18,683,826
Series 2024-RTL5, Class A1, 7.76%,
04/25/30 ............... 10,861 10,943,585
Seasoned Loans Structured
Transaction Trust
(a)(c)
Series 2020-2, Class M1, 4.75%,
09/25/60 ............... 12,437 12,302,230
Series 2020-3, Class M1, 4.75%,
04/26/60 ............... 884 872,762
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1, 4.79%, 07/20/37
(a)
.. 1,357 1,079,845
SG Residential Mortgage Trust
(c)
Series 2022-2, Class A1, 5.35%,
08/25/62
(h)
.............. 2,429 2,421,984
Series 2022-2, Class B1, 5.30%,
08/25/62
(a)
.............. 4,811 4,682,428
Spruce Hill Mortgage Loan Trust,
Series 2022-SH1, Class A3, 4.10%,
07/25/57
(c)(h)
............... 1,735 1,577,850
STARM Mortgage Loan Trust, Series
2007-2, Class 3A3, 6.24%,
04/25/37
(a)
................ 275 133,785
Starwood Mortgage Residential Trust,
Series 2020-3, Class B1, 4.75%,
04/25/65
(a)(c)
............... 4,942 4,530,378
Structured Adjustable Rate Mortgage
Loan Trust
(a)
Series 2005-11, Class 1A1, 4.97%,
05/25/35 ............... 609 497,670
Series 2006-3, Class 4A, 4.12%,
04/25/36 ............... 1,310 691,996
Structured Asset Mortgage Investments
II Trust
(a)
Series 2006-AR2, Class A1, (1-mo.
CME Term SOFR at 0.46% Floor
and 10.50% Cap + 0.57%),
4.89%, 02/25/36 .......... 745 683,669
Series 2006-AR4, Class 3A1, (1-mo.
CME Term SOFR at 0.38% Floor
and 10.50% Cap + 0.49%),
4.81%, 06/25/36 .......... 3,759 3,256,589
Series 2006-AR5, Class 2A1, (1-mo.
CME Term SOFR at 0.42% Floor
and 10.50% Cap + 0.53%),
4.85%, 05/25/46 .......... 862 606,158

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Structured Asset Securities Corp.
Mortgage Loan Trust
(c)
Series 2006-RF3, Class 1A2, 6.00%,
10/25/36 ............... USD 1,897 $ 1,043,596
Series 2006-RF4, Class 2A1, 6.00%,
10/25/36 ............... 2,241 1,154,851
Thornburg Mortgage Securities Trust,
Series 2006-3, Class A1, (1M Sofr
FWD at 0.09% Floor + 0.20%),
4.41%, 06/25/46
(a)
........... 2,651 1,612,646
Toorak Mortgage Trust, Series 2024-2,
Class A1, 6.33%, 10/25/31
(c)(h)
... 1,634 1,635,773
TRK Trust
(a)(c)
Series 2021-INV1, Class B1, 3.29%,
07/25/56 ............... 1,876 1,462,553
Series 2021-INV2, Class B1, 4.10%,
11/25/56 ............... 6,120 4,931,878
TVC DSCR, Series 2021-1, Class A,
2.38%, 02/01/51
(c)(f)
.......... 27,979 25,671,209
TVC DSCR Trust, Series 2021-
1,  0.00%, 02/01/51
(f)
......... 12,832 11,053,389
TVC Mortgage Trust, Series 2023-
RTL1, Class A1, 8.25%, 11/25/27
(c)(h)
6,749 6,761,444
Verus Securitization Trust
(a)(c)
Series 2019-INV3, Class B1, 3.73%,
11/25/59 ............... 1,600 1,537,173
Series 2020-5, Class B1, 3.71%,
05/25/65 ............... 800 747,200
Series 2020-5, Class M1, 2.60%,
05/25/65 ............... 3,834 3,591,675
Series 2021-3, Class B1, 3.20%,
06/25/66 ............... 3,316 2,424,720
Series 2021-6, Class B1, 4.05%,
10/25/66 ............... 540 425,730
Series 2021-6, Class M1, 2.94%,
10/25/66 ............... 1,567 1,169,966
Series 2022-1, Class B1, 4.01%,
01/25/67 ............... 2,802 2,097,175
Series 2022-3, Class B1, 4.06%,
02/25/67 ............... 2,034 1,599,356
Series 2022-4, Class B1, 4.76%,
04/25/67 ............... 1,178 1,061,844
Series 2022-INV1, Class B1, 5.81%,
08/25/67 ............... 840 825,686
Series 2023-2, Class B1, 7.49%,
03/25/68 ............... 4,333 4,331,733
Series 2024-7, Class B1, 6.50%,
09/25/69 ............... 1,643 1,622,754
Visio Trust
(a)(c)
Series 2019-2, Class B1, 3.91%,
11/25/54 ............... 1,825 1,486,864
Series 2020-1, Class M1, 4.45%,
08/25/55 ............... 1,900 1,787,711
Series 2022-1, Class B1, 6.01%,
08/25/57 ............... 4,722 4,228,706
Vista Point Securitization Trust
(a)(c)
Series 2020-2, Class B1, 4.90%,
04/25/65 ............... 1,160 1,125,901
Series 2020-2, Class B2, 5.16%,
04/25/65 ............... 1,100 1,047,314
Security
Par (000)
Par (000) Value
United States (continued)
Washington Mutual Mortgage Pass-
Through Certificates Trust
(a)
Series 2006-AR5, Class A1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.99% Floor + 0.99%), 5.63%,
06/25/46 ............... USD 246 $ 224,978
Series 2007-HY3, Class 4A1, 5.16%,
03/25/37 ............... 50 45,870
Series 2007-OA5, Class 1A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.75% Floor + 0.75%), 5.39%,
06/25/47 ............... 6,242 5,169,356
Series 2007-OA5, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 0.80%), 5.43%,
06/25/47 ............... 1,854 1,536,972
Washington Mutual Mortgage Pass-
Through Certificates WMALT
(a)
Series 2006-AR10, Class A2A, (1-
mo. CME Term SOFR at 0.34%
Floor + 0.45%), 4.77%, 12/25/36 1,158 936,168
Series 2007-OA3, Class 5A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 1.25% Floor + 1.25%), 5.89%,
04/25/47 ............... 1,695 1,455,038
Series 2007-OC2, Class A3, (1-mo.
CME Term SOFR at 0.62% Floor
+ 0.73%), 5.05%, 06/25/37 ... 1,591 1,456,683
Washington Mutual Mortgage Pass-
Through Certificates WMALT Trust
Series 2005-9, Class 5A6, (1-mo.
CME Term SOFR at 0.55% Floor
and 5.50% Cap + 0.66%), 4.98%,
11/25/35
(a)
.............. 587 432,850
Series 2005-9, Class 5A9, 5.50%,
11/25/35 ............... 239 190,961
Series 2006-1, Class 4CB, 6.50%,
02/25/36 ............... 1,824 1,437,217
Series 2006-4, Class 1A1, 6.00%,
04/25/36 ............... 2,350 2,182,428
Series 2006-4, Class 3A1, 7.00%,
05/25/36
(h)
.............. 2,655 2,310,377
Series 2006-4, Class 3A5, 6.85%,
05/25/36
(h)
.............. 706 614,206
Series 2007-OA1, Class 2A,
(Federal Reserve US 12 Month
Cumulative Average 1 Year CMT
at 0.72% Floor + 0.72%), 5.36%,
12/25/46
(a)
.............. 5,101 4,095,495
Western Alliance Bank
(a)(c)
Series 2021-CL2, Class M1, (SOFR
30 day Average at 0.00% Floor +
3.15%), 7.49%, 07/25/59 .... 11,322 11,749,349
Series 2021-CL2, Class M2, (SOFR
30 day Average at 0.00% Floor +
3.70%), 8.04%, 07/25/59 .... 15,463 16,074,628
WinWater Mortgage Loan Trust, Series
2014-3, Class B5, 3.98%, 11/20/44
(a)
(c)
...................... 1,651 1,270,447
1,673,362,184

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 5.8%
Bermuda — 0.1%
(a)(c)
PFP Ltd., Series 2022-9, Class A,
(1-mo. CME Term SOFR at 2.27%
Floor + 2.27%), 6.59%, 08/19/35 . USD 4,927 $ 4,932,750
RIAL Issuer Ltd., Series 2022-FL8,
Class A, (1-mo. CME Term SOFR
at 2.25% Floor + 2.25%), 6.57%,
01/19/37 ................. 20,703 20,579,868
25,512,618
Ireland — 0.3%
(a)
Frost CMBS DAC, Series 2021-1X,
Class GBA, (Sterling Overnight
Index Average at 1.35% Floor +
1.35%), 5.83%, 11/20/33
(b)
...... GBP 1,788 2,296,774
Haus European Loan Conduit No 39
DAC, Series 39X, Class A1, (3-mo.
EURIBOR at 0.65% Floor + 0.65%),
3.26%, 07/28/51
(b)
........... EUR 685 693,279
Last Mile Logistics CMBS UK DAC
Series 2023-1X, Class B, (Sterling
Overnight Index Average at
3.50% Floor + 3.50%), 7.98%,
08/17/33
(b)
.............. GBP 8,848 11,451,909
Series 2023-1X, Class C, (Sterling
Overnight Index Average at
4.50% Floor + 4.50%), 8.98%,
08/17/33
(b)
.............. 7,642 9,890,882
Last Mile Logistics Pan Euro Finance
DAC
Series 1X, Class A, (3-mo.
EURIBOR at 0.75% Floor +
0.75%), 3.31%, 08/17/33
(b)
... EUR 1,844 1,984,241
Series 1X, Class B, (3-mo.
EURIBOR at 1.05% Floor +
1.05%), 3.61%, 08/17/33
(b)
... 1,125 1,209,202
Series 1X, Class C, (3-mo.
EURIBOR at 1.40% Floor +
1.40%), 3.96%, 08/17/33
(b)
... 1,331 1,428,038
Series 1X, Class D, (3-mo.
EURIBOR at 1.90% Floor +
1.90%), 4.46%, 08/17/33
(b)
... 1,031 1,109,323
Series 1X, Class E, (3-mo.
EURIBOR at 2.70% Floor +
2.70%), 5.26%, 08/17/33
(b)
... 13,537 14,478,714
Last Mile Securities PE DAC
Series 2021-1X, Class A1, (3-mo.
EURIBOR at 0.90% Floor +
0.90%), 3.46%, 08/17/31
(b)
... 3,245 3,502,145
Series 2021-1X, Class B, (3-mo.
EURIBOR at 1.20% Floor +
1.20%), 3.76%, 08/17/31
(b)
... 939 1,013,252
Series 2021-1X, Class C, (3-mo.
EURIBOR at 1.60% Floor +
1.60%), 4.16%, 08/17/31
(b)
... 1,061 1,144,895
Stark Financing DAC, Series 2023-1X,
Class B, (Sterling Overnight Index
Average at 0.00% Floor + 3.10%),
7.58%, 08/17/33
(b)
........... GBP 13,404 17,334,356
Taurus UK DAC
Series 2021-UK1X, Class B,
(Sterling Overnight Index Average
at 1.30% Floor + 1.30%), 5.78%,
05/17/31
(b)
.............. 880 1,133,449
Security
Par (000)
Par (000) Value
Ireland (continued)
Series 2021-UK1X, Class C,
(Sterling Overnight Index Average
at 1.65% Floor + 1.65%), 6.13%,
05/17/31
(b)
.............. GBP 536 $ 690,814
Series 2021-UK1X, Class D,
(Sterling Overnight Index Average
at 2.60% Floor + 2.60%), 7.08%,
05/17/31
(b)
.............. 547 705,221
Series 2021-UK4X, Class C,
(Sterling Overnight Index Average
at 1.75% Floor + 1.75%), 6.23%,
08/17/31
(b)
.............. 319 412,524
Series 2021-UK4X, Class D,
(Sterling Overnight Index Average
at 2.10% Floor + 2.10%), 6.58%,
08/17/31
(b)
.............. 1,567 2,011,772
Series 2025-UK2X, Class A,
(Sterling Overnight Index Average
at 0.00% Floor + 1.50%), 5.96%,
02/18/35
(b)
.............. 7,392 9,552,159
Series 2025-UK2X, Class B,
(Sterling Overnight Index Average
at 0.00% Floor + 2.00%), 6.46%,
02/18/35
(b)
.............. 5,979 7,726,208
Series 2025-UK2X, Class C,
(Sterling Overnight Index Average
at 0.00% Floor + 2.50%), 6.96%,
02/18/35
(b)
.............. 7,393 9,553,374
Series 2025-UK2X, Class D,
(Sterling Overnight Index Average
at 0.00% Floor + 3.20%), 7.66%,
02/18/35
(b)
.............. 15,911 20,560,351
Thunder Logistics DAC
Series 2024-1X, Class A, (3-mo.
EURIBOR at 0.00% Floor +
1.50%), 4.06%, 11/17/36
(b)
... EUR 5,641 6,093,374
Series 2024-1X, Class B, (3-mo.
EURIBOR at 0.00% Floor +
2.05%), 4.61%, 11/17/36
(b)
... 1,448 1,569,885
Series 2024-1X, Class C, (3-mo.
EURIBOR at 0.00% Floor +
2.55%), 5.11%, 11/17/36
(b)
.... 1,020 1,105,493
Series 2024-1X, Class D, (3-mo.
EURIBOR at 0.00% Floor +
3.30%), 5.86%, 11/17/36
(b)
... 2,453 2,661,918
UK Logistics DAC, Series 2024-1X,
Class A, (Sterling Overnight Index
Average at 1.65% Floor + 1.65%),
6.13%, 05/17/34
(b)
........... GBP 564 730,012
Vita Scientia DAC, Series 2022-1X,
Class B, (3-mo. EURIBOR at 1.80%
Floor + 1.80%), 4.33%, 02/27/33
(b)
EUR 2,700 2,895,158
134,938,722
Italy — 0.0%
(b)
Cassia SRL
(a)
Series 2022-1X, Class A, (3-mo.
EURIBOR at 2.50% Floor +
2.50%), 5.03%, 05/22/34
(b)
... 12,599 13,622,988
Series 2022-1X, Class B, (3-mo.
EURIBOR at 3.50% Floor +
3.50%), 6.03%, 05/22/34
(b)
... 6,091 6,569,919
20,192,907

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United Kingdom — 0.1%
(a)
Canary Wharf Finance II plc, Series II,
Class C2, (Sterling Overnight Index
Average at 0.00% Floor + 1.49%),
5.99%, 10/22/37
(b)
........... GBP 2,100 $ 2,188,103
Sage AR Funding plc, Series 1X, Class
C, (Sterling Overnight Index Average
at 0.00% Floor + 2.15%), 6.63%,
11/17/30
(b)
................ 535 689,024
UK Logistics DAC
Series 2024-2X, Class A, (Sterling
Overnight Index Average at
0.00% Floor + 1.35%), 5.88%,
02/17/35
(b)
.............. 6,332 8,214,115
Series 2024-2X, Class B, (Sterling
Overnight Index Average at
0.00% Floor + 1.70%), 6.23%,
02/17/35
(b)
.............. 3,664 4,756,263
Series 2024-2X, Class C, (Sterling
Overnight Index Average at
0.00% Floor + 2.10%), 6.63%,
02/17/35
(b)
.............. 1,755 2,279,476
Series 2024-2X, Class D, (Sterling
Overnight Index Average at
0.00% Floor + 3.10%), 7.63%,
02/17/35
(b)
.............. 4,049 5,264,978
23,391,959
United States — 5.3%
1211 Avenue of the Americas Trust
(a)(c)
Series 2015-1211, Class C, 4.14%,
08/10/35 ............... USD 1,100 1,034,000
Series 2015-1211, Class D, 4.14%,
08/10/35 ............... 1,235 1,160,900
Series 2015-1211, Class E, 4.14%,
08/10/35 ............... 2,360 2,183,000
2023-MIC Trust, Series 2023-MIC,
Class A, 8.44%, 12/05/38
(a)(c)
.... 6,126 6,662,556
245 Park Avenue Trust
(a)(c)
Series 2017-245P, Class D, 3.66%,
06/05/37 ............... 1,100 1,025,629
Series 2017-245P, Class E, 3.66%,
06/05/37 ............... 5,691 5,252,898
280 Park Avenue Mortgage Trust
(a)(c)
Series 2017-280P, Class B, (1-mo.
CME Term SOFR at 1.33% Floor
+ 1.38%), 5.70%, 09/15/34 ... 1,978 1,923,605
Series 2017-280P, Class D, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.84%), 6.16%, 09/15/34 ... 3,660 3,531,900
Series 2017-280P, Class E, (1-mo.
CME Term SOFR at 2.37% Floor
+ 2.42%), 6.74%, 09/15/34 ... 17,397 16,750,663
3650R Commercial Mortgage Trust,
Series 2022-PF2, Class A5, 5.29%,
11/15/55
(a)
................ 2,100 2,138,505
Alen Mortgage Trust
(a)(c)
Series 2021-ACEN, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 5.58%, 04/15/34 ... 2,178 2,058,210
Series 2021-ACEN, Class D, (1-mo.
CME Term SOFR at 3.10% Floor
+ 3.21%), 7.53%, 04/15/34 ... 1,507 999,895
Security
Par (000)
Par (000) Value
United States (continued)
Arbor Multifamily Mortgage Securities
Trust
(c)
Series 2020-MF1, Class E, 1.75%,
05/15/53 ............... USD 1,165 $ 894,363
Series 2021-MF3, Class A5, 2.57%,
10/15/54 ............... 1,605 1,397,936
AREIT LLC, Series 2022-CRE7, Class
A, (1-mo. CME Term SOFR at 2.24%
Floor + 2.24%), 6.56%, 06/17/39
(a)(c)
5,385 5,383,495
ARES Commercial Mortgage Trust,
Series 2024-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor +
1.69%), 6.01%, 07/15/41
(a)(c)
.... 17,640 17,595,900
ARES1, Series 2024-IND2, Class A,
(1-mo. CME Term SOFR at 1.44%
Floor + 1.44%), 5.76%, 10/15/34
(a)(c)
25,460 25,396,350
Ashford Hospitality Trust
(a)(c)
Series 2018-ASHF, Class D, (1-mo.
CME Term SOFR at 2.23% Floor
+ 2.27%), 6.59%, 04/15/35 ... 3,816 3,777,840
Series 2018-ASHF, Class E, (1-mo.
CME Term SOFR at 3.23% Floor
+ 3.27%), 7.59%, 04/15/35 ... 61 60,930
Atrium Hotel Portfolio Trust
(a)(c)
Series 2017-ATRM, Class D, (1-mo.
CME Term SOFR at 1.95% Floor
+ 2.25%), 6.57%, 12/15/36 ... 8,386 7,937,346
Series 2024-ATRM, Class A, 5.05%,
11/10/29 ............... 28,130 28,102,610
Series 2024-ATRM, Class E, 8.60%,
11/10/29 ............... 6,325 6,563,878
BAHA Trust
(a)(c)
Series 2024-MAR, Class A, 5.57%,
12/10/41 ............... 54,860 55,635,435
Series 2024-MAR, Class B, 6.39%,
12/10/41 ............... 1,980 2,050,975
Series 2024-MAR, Class C, 7.01%,
12/10/41 ............... 4,861 5,022,353
BAMLL Trust
(a)(c)
Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor
+ 2.35%), 6.67%, 08/15/39 ... 11,500 11,514,886
Series 2025-ASHF, Class A, (1-mo.
CME Term SOFR at 1.85% Floor
+ 1.85%), 6.17%, 02/15/42 ... 22,354 22,271,243
Series 2025-ASHF, Class E, (1-mo.
CME Term SOFR at 5.25% Floor
+ 5.25%), 9.57%, 02/15/42 ... 9,115 9,089,888
BANK5
Series 2024-5YR10, Class A3,
5.30%, 10/15/57 .......... 3,474 3,529,994
Series 2024-5YR11, Class A3,
5.89%, 11/15/57 .......... 4,920 5,120,340
BANK5 Trust, Series 2024-5YR6, Class
A3, 6.23%, 05/15/57 ......... 8,120 8,503,483
Bayview Commercial Asset Trust
(a)(c)
Series 2005-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
and 10.80% Cap + 0.59%),
4.91%, 11/25/35 .......... 2,340 2,254,253
Series 2005-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.88%, 01/25/36 ... 4,078 3,907,188
Series 2005-4A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.70%), 5.02%, 01/25/36 ... 96 91,665

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2005-4A, Class M1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.79%), 5.11%, 01/25/36 ... USD 256 $ 245,356
Series 2006-1A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.65%), 4.97%, 04/25/36 ... 374 352,869
Series 2006-2A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.53%), 4.85%, 07/25/36 ... 695 670,473
Series 2006-3A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.49%), 4.81%, 10/25/36 ... 435 418,787
Series 2006-3A, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.56%), 4.88%, 10/25/36 ... 472 455,042
Series 2006-4A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.46%), 4.78%, 12/25/36 ... 1,535 1,479,605
Series 2007-1, Class A2, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.84%, 03/25/37 ... 1,064 1,006,643
Series 2007-2A, Class A1, (1-mo.
CME Term SOFR at 0.00% Floor
+ 0.52%), 4.84%, 07/25/37 ... 1,532 1,430,615
Series 2007-4A, Class A1, (1-mo.
CME Term SOFR at 0.68% Floor
+ 0.79%), 5.11%, 09/25/37 ... 4,894 4,764,083
Series 2007-5A, Class A4, (1-mo.
CME Term SOFR at 0.00% Floor
+ 2.36%), 6.68%, 10/25/37 ... 5,967 3,399,870
Series 2007-6A, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
+ 1.61%), 5.93%, 12/25/37 ... 6,903 6,060,503
Series 2008-2, Class A4A, (1-mo.
CME Term SOFR at 0.00% Floor
and 3.75% Cap + 2.61%), 6.93%,
04/25/38 ............... 1,659 1,654,355
BBCMS Mortgage Trust
(a)(c)
Series 2018-CHRS, Class E, 4.27%,
08/05/38 ............... 1,720 1,417,508
Series 2018-TALL, Class A, (1-mo.
CME Term SOFR at 0.87% Floor
+ 0.92%), 5.24%, 03/15/37 ... 7,234 6,854,884
Series 2018-TALL, Class B, (1-mo.
CME Term SOFR at 1.12% Floor
+ 1.17%), 5.49%, 03/15/37 ... 2,134 1,953,155
Series 2023-5C23, Class D, 7.45%,
12/15/56 ............... 1,148 1,162,576
BDS LLC, Series 2022-FL12, Class A,
(1-mo. CME Term SOFR at 2.14%
Floor + 2.14%), 6.45%, 08/19/38
(a)(c)
4,512 4,507,709
BFLD Commercial Mortgage Trust
(a)(c)
Series 2024-UNIV, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.81%, 11/15/41 ... 7,260 7,250,925
Series 2024-UNIV, Class E, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 7.96%, 11/15/41 ... 4,509 4,512,152
BFLD Mortgage Trust, Series 2024-
VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%),
6.21%, 07/15/41
(a)(c)
.......... 8,290 8,290,000
BFLD Trust, Series 2020-EYP, Class E,
(1-mo. CME Term SOFR at 3.70%
Floor + 3.81%), 8.13%, 10/15/35
(a)(c)
6,517 97,168
Security
Par (000)
Par (000) Value
United States (continued)
BHMS, Series 2018-ATLS, Class A,
(1-mo. CME Term SOFR at 1.50%
Floor + 1.55%), 5.87%, 07/15/35
(a)(c)
USD 14,468 $ 14,455,879
BLP Commercial Mortgage Trust
(a)(c)
Series 2023-IND, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.01%, 03/15/40 ... 7,455 7,410,812
Series 2024-IND2, Class A, (1-mo.
CME Term SOFR at 1.34% Floor
+ 1.34%), 5.66%, 03/15/41 ... 2,559 2,554,190
BMP, Series 2024-MF23, Class E,
(1-mo. CME Term SOFR at 3.39%
Floor + 3.39%), 7.71%, 06/15/41
(a)(c)
5,092 5,028,325
BOCA Commercial Mortgage Trust,
Series 2024-BOCA, Class A, (1-mo.
CME Term SOFR at 1.92% Floor +
1.92%), 6.24%, 08/15/41
(a)(c)
.... 2,803 2,815,118
BPR Commercial Mortgage Trust
(a)(c)
Series 2024-PARK, Class A, 4.87%,
11/05/39 ............... 3,700 3,707,003
Series 2024-PARK, Class D, 6.53%,
11/05/39 ............... 620 637,925
BPR Mortgage Trust, Series 2023-
STON, Class A, 7.50%, 12/05/39
(c)
2,082 2,171,789
BPR Trust
(a)(c)
Series 2021-TY, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 8.03%, 09/15/38 ... 5,768 5,739,340
Series 2022-SSP, Class A, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.00%), 7.32%, 05/15/39 ... 2,870 2,873,577
Series 2024-PMDW, Class A, 5.36%,
11/05/41 ............... 1,220 1,228,275
BWAY Mortgage Trust
(c)
Series 2013-1515, Class A2, 3.45%,
03/10/33 ............... 3,023 2,857,693
Series 2013-1515, Class D, 3.63%,
03/10/33 ............... 9,570 8,619,352
Series 2013-1515, Class E, 3.72%,
03/10/33 ............... 650 574,744
Series 2013-1515, Class F, 3.93%,
03/10/33
(a)
.............. 601 528,131
BX Commercial Mortgage Trust
(c)
Series 2020-VIV3, Class B, 3.54%,
03/09/44
(a)
.............. 8,380 7,720,692
Series 2020-VIV4, Class A, 2.84%,
03/09/44 ............... 2,733 2,471,619
Series 2021-NWM, Class A, (1-mo.
CME Term SOFR at 0.91% Floor
+ 1.02%), 5.34%, 02/15/33
(a)
.. 25,114 24,910,605
Series 2021-NWM, Class B, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.26%), 6.58%, 02/15/33
(a)
.. 15,394 15,307,476
Series 2021-NWM, Class C, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.36%), 8.68%, 02/15/33
(a)
.. 10,302 10,294,846
Series 2021-SOAR, Class G, (1-mo.
CME Term SOFR at 2.80% Floor
+ 2.91%), 7.23%, 06/15/38
(a)
.. 6,687 6,553,594
Series 2021-VINO, Class F, (1-mo.
CME Term SOFR at 2.92% Floor
+ 2.92%), 7.24%, 05/15/38
(a)
.. 1,512 1,504,440
Series 2021-VIV5, Class A, 2.84%,
03/09/44
(a)
.............. 2,328 2,073,774

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2022-CSMO, Class B, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.46%, 06/15/27
(a)
.. USD 7,520 $ 7,527,050
Series 2023-VLT3, Class A, (1-mo.
CME Term SOFR at 1.94% Floor
+ 1.94%), 6.26%, 11/15/28
(a)
.. 3,410 3,414,226
Series 2023-XL3, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.08%, 12/09/40
(a)
.. 8,039 8,039,347
Series 2023-XL3, Class D, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.59%), 7.91%, 12/09/40
(a)
.. 10,719 10,705,254
Series 2024-AIR2, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.81%, 10/15/41
(a)
.. 9,685 9,685,000
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.01%, 08/15/39
(a)
.. 16,916 16,916,000
Series 2024-BRBK, Class A, (1-mo.
CME Term SOFR at 2.88% Floor
+ 2.88%), 7.20%, 10/15/41
(a)
.. 34,140 34,182,641
Series 2024-BRBK, Class B, (1-mo.
CME Term SOFR at 3.93% Floor
+ 3.93%), 8.24%, 10/15/41
(a)
.. 8,326 8,336,397
Series 2024-BRBK, Class D, (1-mo.
CME Term SOFR at 5.97% Floor
+ 5.97%), 10.29%, 10/15/41
(a)
. 1,863 1,865,326
Series 2024-GPA3, Class B, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.96%, 12/15/39
(a)
.. 3,307 3,299,049
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.86%, 05/15/34
(a)
.. 8,419 8,398,115
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.96%, 05/15/41
(a)
.. 20,079 20,066,476
Series 2024-MF, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.76%, 02/15/39
(a)
.. 2,056 2,054,905
Series 2024-MF, Class E, (1-mo.
CME Term SOFR at 3.74% Floor
+ 3.74%), 8.06%, 02/15/39
(a)
.. 6,365 6,357,448
Series 2024-PALM, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.86%, 06/15/37
(a)
.. 27,249 27,147,046
Series 2024-PURE, Class A,
(CAONREPO at 1.90% Floor +
1.90%), 4.66%, 11/15/41
(a)
... CAD 2,655 1,817,721
Series 2024-XL4, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.76%, 02/15/39
(a)
.. USD 5,317 5,320,224
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 7.46%, 02/15/39
(a)
.. 16,256 16,215,246
Series 2024-XL4, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 8.51%, 02/15/39
(a)
.. 9,662 9,470,689
Series 2024-XL5, Class A, (1-mo.
CME Term SOFR at 1.39% Floor
+ 1.39%), 5.71%, 03/15/41
(a)
.. 355 355,062
BX Trust
(a)(c)
Series 2021-ARIA, Class A, (1-mo.
CME Term SOFR at 0.90% Floor
+ 1.01%), 5.33%, 10/15/36 ... 820 817,950
Security
Par (000)
Par (000) Value
United States (continued)
Series 2021-LBA, Class AJV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 5.23%, 02/15/36 ... USD 6,553 $ 6,544,921
Series 2021-LBA, Class AV, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.91%), 5.23%, 02/15/36 ... 4,118 4,100,339
Series 2021-LBA, Class FJV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.83%, 02/15/36 ... 11,223 10,942,425
Series 2021-LBA, Class FV, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.83%, 02/15/36 ... 7,117 6,939,356
Series 2021-LBA, Class GJV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.43%, 02/15/36 ... 2,185 2,130,246
Series 2021-LBA, Class GV, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.43%, 02/15/36 ... 7,383 7,198,425
Series 2021-MFM1, Class E, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.68%, 01/15/34 ... 2,016 1,997,282
Series 2021-MFM1, Class F, (1-mo.
CME Term SOFR at 3.00% Floor
+ 3.11%), 7.43%, 01/15/34 ... 3,122 3,088,988
Series 2021-MFM1, Class G, (1-mo.
CME Term SOFR at 3.90% Floor
+ 4.01%), 8.33%, 01/15/34 ... 70 68,965
Series 2021-VIEW, Class E, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.71%), 8.03%, 06/15/36 ... 6,905 6,811,194
Series 2021-VIEW, Class F, (1-mo.
CME Term SOFR at 3.93% Floor
+ 4.04%), 8.36%, 06/15/36 ... 2,240 2,120,615
Series 2022-LBA6, Class A, (1-mo.
CME Term SOFR at 1.00% Floor
+ 1.00%), 5.32%, 01/15/39 ... 3,419 3,410,452
Series 2022-VAMF, Class A, (1-mo.
CME Term SOFR at 0.85% Floor
+ 0.85%), 5.17%, 01/15/39 ... 3,580 3,559,862
Series 2022-VAMF, Class B, (1-mo.
CME Term SOFR at 1.28% Floor
+ 1.28%), 5.60%, 01/15/39 ... 1,449 1,437,227
Series 2023-DELC, Class A, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.01%, 05/15/38 ... 18,097 18,108,311
Series 2023-DELC, Class D, (1-mo.
CME Term SOFR at 4.39% Floor
+ 4.39%), 8.71%, 05/15/38 ... 907 907,000
Series 2024-CNYN, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.76%, 04/15/41 ... 9,100 9,117,559
Series 2024-CNYN, Class D, (1-mo.
CME Term SOFR at 2.69% Floor
+ 2.69%), 7.01%, 04/15/41 ... 3,508 3,499,155
Series 2024-CNYN, Class E, (1-mo.
CME Term SOFR at 3.69% Floor
+ 3.69%), 8.01%, 04/15/41 ... 5,731 5,676,459
Series 2024-PAT, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.41%, 03/15/41 ... 7,020 7,011,229
Series 2024-PAT, Class C, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.76%, 03/15/41 ... 15,026 14,981,950
Series 2024-PAT, Class D, (1-mo.
CME Term SOFR at 5.39% Floor
+ 5.39%), 9.71%, 03/15/41 ... 7,203 7,159,253

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-VLT4, Class A, (1-mo.
CME Term SOFR at 1.49% Floor
+ 1.49%), 5.81%, 07/15/29 ... USD 32,158 $ 31,997,210
Series 2024-VLT4, Class E, (1-mo.
CME Term SOFR at 2.89% Floor
+ 2.89%), 7.21%, 07/15/29 ... 6,070 5,978,916
Series 2024-VLT4, Class F, (1-mo.
CME Term SOFR at 3.94% Floor
+ 3.94%), 8.26%, 07/15/29 ... 15,610 15,336,717
Series 2025-ROIC, Class E, (1-mo.
CME Term SOFR at 2.94% Floor
+ 2.94%), 7.26%, 03/15/30 ... 22,242 22,103,259
BXP Trust
(a)(c)
Series 2017-CC, Class D, 3.55%,
08/13/37 ............... 1,930 1,723,896
Series 2017-CC, Class E, 3.55%,
08/13/37 ............... 3,820 3,236,025
Series 2017-GM, Class D, 3.42%,
06/13/39 ............... 1,520 1,435,611
Series 2017-GM, Class E, 3.42%,
06/13/39 ............... 3,300 3,069,099
Series 2021-601L, Class D, 2.78%,
01/15/44 ............... 3,999 3,062,623
Cali, Series 2024-SUN, Class A, (1-mo.
CME Term SOFR at 1.89% Floor +
1.89%), 6.21%, 07/15/41
(a)(c)
.... 6,660 6,660,000
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class E, (1-mo.
CME Term SOFR at 2.15% Floor +
2.45%), 6.77%, 12/15/37
(a)(c)
.... 9,282 9,264,871
CD Mortgage Trust, Series 2017-CD6,
Class B, 3.91%, 11/13/50
(a)
..... 1,143 1,067,976
CENT Trust, Series 2023-CITY, Class
A, (1-mo. CME Term SOFR at 2.62%
Floor + 2.62%), 6.94%, 09/15/38
(a)(c)
18,476 18,510,717
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class C, 4.85%,
05/10/58
(a)
................ 3,412 3,324,158
CFK Trust
(a)(c)
Series 2019-FAX, Class D, 4.64%,
01/15/39 ............... 6,897 6,363,120
Series 2019-FAX, Class E, 4.64%,
01/15/39 ............... 6,152 5,500,673
CFSP Mortgage Trust, Series 2024-
AHP1, Class A, 6.50%, 04/15/37 . 17,092 16,465,593
Citigroup Commercial Mortgage Trust
(c)
Series 2015-P1, Class D, 3.23%,
09/15/48 ............... 2,062 1,890,210
Series 2020-420K, Class E, 3.31%,
11/10/42
(a)
.............. 2,660 2,215,942
COAST Commercial Mortgage Trust
(a)(c)
Series 2023-2HTL, Class A, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.91%, 08/15/36 ... 5,172 5,161,317
Series 2023-2HTL, Class D, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.76%, 08/15/36 ... 8,751 8,684,370
Commercial Mortgage Trust
Series 2013-300P, Class D, 4.39%,
08/10/30
(a)(c)
............. 750 721,857
Series 2015-LC19, Class B, 3.83%,
02/10/48
(a)
.............. 942 923,519
Series 2015-LC23, Class A4, 3.77%,
10/10/48 ............... 2,008 1,991,532
Series 2016-667M, Class D, 3.18%,
10/10/36
(a)(c)
............. 2,010 1,411,799
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(a)(c)
............. USD 1,640 $ 1,673,570
Series 2024-WCL1, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.16%, 06/15/41
(a)(c)
. 16,380 16,328,667
Series 2024-WCL1, Class B, (1-mo.
CME Term SOFR at 2.59% Floor
+ 2.59%), 6.91%, 06/15/41
(a)(c)
. 5,615 5,534,255
Series 2024-WCL1, Class E, (1-mo.
CME Term SOFR at 4.49% Floor
+ 4.49%), 8.81%, 06/15/41
(a)(c)
. 6,488 6,489,459
CONE Trust
(a)(c)
Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 5.96%, 08/15/41 ... 6,550 6,500,862
Series 2024-DFW1, Class E, (1-mo.
CME Term SOFR at 3.89% Floor
+ 3.89%), 8.21%, 08/15/41 ... 6,477 6,449,510
Credit Suisse Mortgage Capital
Certificates, Series 2020-NET, Class
D, 3.72%, 08/15/37
(a)(c)
........ 560 546,120
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class C, 4.72%,
08/15/51
(a)
................ 1,586 1,459,799
CSMC Trust
(c)
Series 2017-PFHP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.00%), 5.32%, 12/15/30
(a)
.. 2,310 2,294,404
Series 2017-TIME, Class A, 3.65%,
11/13/39 ............... 2,190 1,953,978
Series 2020-FACT, Class E, (1-mo.
CME Term SOFR at 4.86% Floor
+ 5.48%), 9.80%, 10/15/37
(a)
.. 4,184 3,839,291
Series 2020-FACT, Class F, (1-mo.
CME Term SOFR at 6.16% Floor
+ 6.77%), 11.09%, 10/15/37
(a)
. 300 249,887
Series 2021-BHAR, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.26%), 5.58%, 11/15/38
(a)
.. 1,337 1,331,914
Series 2021-BHAR, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 5.93%, 11/15/38
(a)
.. 2,356 2,342,465
Series 2022-LION, Class A, (1-mo.
CME Term SOFR at 3.59% Floor
+ 3.44%), 7.76%, 02/15/27
(a)(f)
. 23,200 22,898,671
CSTL Commercial Mortgage Trust,
Series 2024-GATE, Class A, 4.76%,
11/10/41
(a)(c)
............... 32,830 32,214,398
DBGS, Series 2024-SBL, Class A,
(1-mo. CME Term SOFR at 1.88%
Floor + 1.88%), 6.20%, 08/15/34
(a)(c)
1,600 1,601,000
DBGS Mortgage Trust, Series 2018-
BIOD, Class D, (1-mo. CME Term
SOFR at 1.30% Floor + 1.60%),
5.92%, 05/15/35
(a)(c)
.......... 113 110,672
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 5.95%, 06/10/37
(a)(c)
4,998 5,071,466
DBWF Mortgage Trust, Series 2024-
LCRS, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%),
6.06%, 04/15/37
(a)(c)
.......... 1,428 1,424,876
DC Trust
(a)(c)
Series 2024-HLTN, Class A, 5.73%,
04/13/40 ............... 1,570 1,590,673
Series 2024-HLTN, Class F, 10.31%,
04/13/40 ............... 4,127 4,248,753

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
DK Trust
(a)(c)
Series 2024-SPBX, Class A, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.50%), 5.82%, 03/15/34 ... USD 9,090 $ 9,084,318
Series 2024-SPBX, Class E, (1-mo.
CME Term SOFR at 1.50% Floor
+ 4.00%), 8.32%, 03/15/34 ... 26,040 26,075,594
ELM Trust
(a)(c)
Series 2024-ELM, Class A10,
5.41%, 06/10/39 .......... 9,410 9,530,648
Series 2024-ELM, Class A15,
5.41%, 06/10/39 .......... 9,410 9,530,647
Series 2024-ELM, Class E10,
7.27%, 06/10/39 .......... 12,317 12,431,406
ELP Commercial Mortgage Trust,
Series 2021-ELP, Class G, (1-mo.
CME Term SOFR at 3.12% Floor +
3.23%), 7.55%, 11/15/38
(a)(c)
.... 4,922 4,896,148
EQT Trust, Series 2024-EXTR, Class A,
5.33%, 07/05/41
(a)(c)
.......... 3,348 3,365,875
Extended Stay America Trust
(a)(c)
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 6.68%, 07/15/38 ... 5,834 5,827,096
Series 2021-ESH, Class E, (1-mo.
CME Term SOFR at 2.85% Floor
+ 2.96%), 7.28%, 07/15/38 ... 10,000 9,980,956
Series 2021-ESH, Class F, (1-mo.
CME Term SOFR at 3.70% Floor
+ 3.81%), 8.13%, 07/15/38 ... 28,061 28,043,166
Fashion Show Mall LLC, Series 2024-
SHOW, Class A, 4.76%, 10/10/41
(a)(c)
1,004 1,004,580
Fontainebleau Miami Beach Mortgage
Trust
(a)(c)
Series 2024-FBLU, Class F, (1-mo.
CME Term SOFR at 4.25% Floor
+ 4.25%), 8.57%, 12/15/39 ... 901 901,000
Series 2024-FBLU, Class G, (1-mo.
CME Term SOFR at 5.65% Floor
+ 5.65%), 9.97%, 12/15/39 ... 6,969 6,965,909
Grace Trust, Series 2020-GRCE, Class
E, 2.68%, 12/10/40
(a)(c)
........ 2,546 2,086,012
Great Wolf Trust
(a)(c)
Series 2024-WLF2, Class A, (1-mo.
CME Term SOFR + 1.69%),
6.01%, 05/15/41 .......... 36,228 36,216,679
Series 2024-WOLF, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.86%, 03/15/39 ... 5,531 5,534,466
GS Mortgage Securities Corp. Trust
Series 2015-GC32, Class C, 4.45%,
07/10/48
(a)
.............. 1,786 1,731,911
Series 2017-375H, Class A, 3.48%,
09/10/37
(a)(c)
............. 1,460 1,388,882
Series 2017-GPTX, Class A, 2.86%,
05/10/34
(c)
.............. 5,185 4,490,587
Series 2021-DM, Class A, (1-mo.
CME Term SOFR at 0.89% Floor
+ 1.00%), 5.32%, 11/15/36
(a)(c)
. 7,136 7,066,736
Series 2021-ROSS, Class A, (1-mo.
CME Term SOFR at 1.15% Floor
+ 1.41%), 5.73%, 05/15/26
(a)(c)
. 2,320 2,217,206
Series 2022-ECI, Class A, (1-mo.
CME Term SOFR at 2.20% Floor
+ 2.19%), 6.51%, 08/15/39
(a)(c)
. 11,620 11,620,000
Security
Par (000)
Par (000) Value
United States (continued)
Series 2023-FUN, Class A, (1-mo.
CME Term SOFR at 2.09% Floor
+ 2.09%), 6.41%, 03/15/28
(a)(c)
. USD 11,230 $ 11,230,000
Series 2023-SHIP, Class E, 7.43%,
09/10/38
(a)(c)
............. 34,583 34,947,145
Series 2024-RVR, Class E, 6.97%,
08/10/41
(a)(c)
............. 3,613 3,595,322
Series 2024-RVR, Class HRR,
8.32%, 08/10/41
(a)(c)
........ 12,450 12,489,105
Series 2025-800D, Class A, (1-mo.
CME Term SOFR + 2.15%),
6.97%, 11/18/29
(a)(c)
........ 18,355 18,355,000
Series 2025-800D, Class C, (1-mo.
CME Term SOFR + 4.25%),
9.02%, 11/18/29
(a)(c)
........ 12,276 12,276,000
GS Mortgage Securities Trust
(a)
Series 2015-590M, Class E, 3.81%,
10/10/35
(c)
.............. 2,540 2,304,217
Series 2019-GSA1, Class C, 3.80%,
11/10/52 ............... 570 511,611
Harvest Commercial Capital Loan Trust,
Series 2020-1, Class M4, 5.96%,
04/25/52
(a)(c)
............... 1,181 1,179,574
HIH Trust
(a)(c)
Series 2024-61P, Class A, (1-mo.
CME Term SOFR at 1.84% Floor
+ 1.84%), 6.16%, 10/15/41 ... 13,190 13,247,742
Series 2024-61P, Class D, (1-mo.
CME Term SOFR at 3.64% Floor
+ 3.64%), 7.96%, 10/15/41 ... 4,970 4,980,878
HILT Commercial Mortgage Trust
(a)(c)
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.86%, 05/15/37 ... 10,515 10,508,427
Series 2024-ORL, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.51%, 05/15/37 ... 11,854 11,794,730
HIT Trust, Series 2022-HI32, Class A,
(1-mo. CME Term SOFR at 2.39%
Floor + 2.39%), 6.71%, 07/15/39
(a)(c)
2,524 2,525,672
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 5.96%, 06/15/41
(a)(c)
.... 6,118 6,118,000
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
5.58%, 10/15/36
(a)(c)
.......... 6,099 5,992,268
Houston Galleria Mall Trust, Series
2025-HGLR, Class A, 5.46%,
02/05/45
(a)(c)
............... 830 840,719
HTL Commercial Mortgage Trust
(a)(c)
Series 2024-T53, Class A, 5.88%,
05/10/39 ............... 3,390 3,413,128
Series 2024-T53, Class E, 10.26%,
05/10/39 ............... 9,477 9,797,794
Hudson Yards Mortgage Trust
(a)(c)
Series 2019-55HY, Class F, 2.94%,
12/10/41 ............... 6,663 5,580,191
Series 2025-SPRL, Class A, 5.47%,
01/13/40 ............... 1,700 1,729,537
ILPT Commercial Mortgage Trust,
Series 2022-LPF2, Class A, (1-mo.
CME Term SOFR at 2.25% Floor +
2.25%), 6.56%, 10/15/39
(a)(c)
.... 19,679 19,694,747

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
Independence Plaza Trust
(c)
Series 2018-INDP, Class B, 3.91%,
07/10/35 ............... USD 1,220 $ 1,201,684
Series 2018-INDP, Class C, 4.16%,
07/10/35 ............... 1,335 1,311,621
INV Mortgage Trust, Series 2024-IND,
Class A, (1-mo. CME Term SOFR
at 1.74% Floor + 1.74%), 6.06%,
11/15/41
(a)(c)
............... 9,520 9,496,200
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(c)
Series 2016-NINE, Class B, 2.85%,
09/06/38
(a)
.............. 6,933 6,676,063
Series 2018-AON, Class A, 4.13%,
07/05/31 ............... 4,834 4,483,536
Series 2018-PHH, Class A, (1-mo.
CME Term SOFR at 2.41% Floor
+ 1.26%), 5.58%, 06/15/35
(a)
.. 1,745 1,526,251
Series 2019-MFP, Class E, (1-mo.
CME Term SOFR at 2.16% Floor
+ 2.21%), 6.53%, 07/15/36
(a)
.. 5,580 5,352,931
Series 2020-609M, Class D, (1-mo.
CME Term SOFR at 2.77% Floor
+ 3.13%), 7.45%, 10/15/33
(a)
.. 3,024 2,996,537
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 1.16%), 5.48%, 04/15/38
(a)
.. 991 989,338
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.45% Floor
+ 2.81%), 7.13%, 04/15/38
(a)
.. 12,867 12,826,791
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.95% Floor
+ 3.31%), 7.63%, 04/15/38
(a)
.. 5,050 5,031,063
Series 2022-NLP, Class F, (1-mo.
CME Term SOFR at 3.54% Floor
+ 3.54%), 7.86%, 04/15/37
(a)
.. 11,124 10,413,222
Series 2022-OPO, Class D, 3.45%,
01/05/39
(a)
.............. 6,152 5,172,477
Series 2024-IGLG, Class A, 5.17%,
11/09/39
(a)
.............. 15,900 15,969,318
Series 2024-IGLG, Class D, 6.48%,
11/09/39
(a)
.............. 4,440 4,433,528
Series 2024-IGLG, Class E, 7.25%,
11/09/39
(a)
.............. 13,516 13,492,538
Series 2024-IGLG, Class F, 8.22%,
11/09/39
(a)
.............. 11,578 11,583,870
Series 2024-IGLG, Class HRR,
9.65%, 11/09/39
(a)
......... 14,700 14,720,108
Series 2024-OMNI, Class A, 5.80%,
10/05/39
(a)
.............. 4,640 4,707,278
Series 2025-BHR5, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 5.99%, 03/15/40
(a)
.. 21,959 21,794,308
JPMBB Commercial Mortgage
Securities Trust, Series 2015-C33,
Class D1, 4.13%, 12/15/48
(a)(c)
... 2,084 1,895,492
JPMCC Commercial Mortgage
Securities Trust, Series 2019-COR5,
Class A3, 3.12%, 06/13/52 ..... 2,890 2,721,413
JPMDB Commercial Mortgage
Securities Trust, Series 2018-C8,
Class AS, 4.42%, 06/15/51 ..... 379 368,454
JW Commercial Mortgage Trust
(a)(c)
Series 2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor
+ 1.62%), 5.94%, 06/15/39 ... 7,310 7,305,430
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-MRCO, Class D, (1-mo.
CME Term SOFR at 3.19% Floor
+ 3.19%), 7.51%, 06/15/39 ... USD 4,203 $ 4,215,327
KSL Commercial Mortgage Trust,
Series 2024-HT2, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 5.86%, 12/15/39
(a)(c)
.... 9,740 9,727,813
LBA Trust
(a)(c)
Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor
+ 1.44%), 5.76%, 10/15/41 ... 6,410 6,397,981
Series 2024-7IND, Class D, (1-mo.
CME Term SOFR at 2.64% Floor
+ 2.64%), 6.96%, 10/15/41 ... 1,628 1,623,928
Series 2024-BOLT, Class A, (1-mo.
CME Term SOFR at 1.59% Floor
+ 1.59%), 5.91%, 06/15/39 ... 25,070 25,007,325
Series 2024-BOLT, Class F, (1-mo.
CME Term SOFR at 4.44% Floor
+ 4.44%), 8.76%, 06/15/39 ... 2,039 2,027,007
Lehman Brothers Small Balance
Commercial Mortgage Trust
(a)(c)
Series 2006-2A, Class M3, (1-mo.
CME Term SOFR at 0.45% Floor
+ 0.56%), 4.88%, 09/25/36 ... 1,925 1,828,597
Series 2007-3A, Class M2, (1-mo.
CME Term SOFR at 2.00% Floor
+ 2.11%), 6.43%, 10/25/37 ... 5,850 4,995,798
LEX Mortgage Trust, Series 2024-BBG,
Class HRR, 7.93%, 10/13/33
(a)(c)
.. 20,050 20,143,842
LoanCore LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR
at 1.39% Floor + 1.39%), 5.70%,
08/17/42
(a)(c)
............... 3,560 3,550,699
LUX Trust, Series 2023-LION, Class A,
(1-mo. CME Term SOFR at 2.69%
Floor + 2.69%), 7.01%, 08/15/40
(a)(c)
4,400 4,441,563
Manhattan West Mortgage Trust,
Series 2020-1MW, Class D, 2.33%,
09/10/39
(a)(c)
............... 118 107,926
MCR Mortgage Trust
(c)
Series 2024-HF1, Class A, (1-mo.
CME Term SOFR at 1.79% Floor
+ 1.79%), 6.11%, 12/15/41
(a)
.. 6,110 6,125,287
Series 2024-HTL, Class A, (1-mo.
CME Term SOFR at 1.76% Floor
+ 1.76%), 6.08%, 02/15/37
(a)
.. 573 573,026
Series 2024-HTL, Class E, (1-mo.
CME Term SOFR at 4.65% Floor
+ 4.65%), 8.97%, 02/15/37
(a)
.. 4,594 4,633,575
Series 2024-TWA, Class A, 5.92%,
06/12/39 ............... 7,000 7,079,265
Series 2024-TWA, Class E, 8.73%,
06/12/39 ............... 5,891 5,989,141
MFT Trust, Series 2020-ABC, Class C,
3.48%, 02/10/42
(a)(c)
.......... 3,925 2,501,966
MHC Commercial Mortgage Trust
(a)(c)
Series 2021-MHC, Class A, (1-mo.
CME Term SOFR at 0.80% Floor
+ 0.92%), 5.23%, 04/15/38 ... 1,265 1,261,387
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.10% Floor
+ 2.22%), 6.53%, 04/15/38 ... 6,798 6,780,606
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.60% Floor
+ 2.72%), 7.03%, 04/15/38 ... 867 864,354

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MHP Commercial Mortgage Trust
(a)(c)
Series 2021-STOR, Class G, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 7.18%, 07/15/38 ... USD 7,927 $ 7,847,730
Series 2021-STOR, Class J, (1-mo.
CME Term SOFR at 3.95% Floor
+ 4.06%), 8.38%, 07/15/38 ... 3,438 3,395,279
MIRA Trust, Series 2023-MILE, Class A,
6.75%, 06/10/38
(c)
........... 6,775 7,077,519
Morgan Stanley Capital I Trust
(c)
Series 2017-ASHF, Class F, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.65%), 8.97%, 11/15/34
(a)
.. 2,673 2,548,241
Series 2017-ASHF, Class G, (1-mo.
CME Term SOFR at 6.90% Floor
+ 7.20%), 11.52%, 11/15/34
(a)
. 2,925 2,779,704
Series 2018-MP, Class E, 4.28%,
07/11/40
(a)
.............. 7,057 4,751,575
Series 2019-H6, Class D, 3.00%,
06/15/52 ............... 1,190 926,928
Series 2019-H7, Class D, 3.00%,
07/15/52 ............... 750 612,190
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a)
.............. 6,236 6,024,659
Natixis Commercial Mortgage Securities
Trust, Series 2019-LVL, Class D,
4.44%, 08/15/38
(c)
........... 3,140 2,807,811
NJ Trust, Series 2023-GSP, Class A,
6.48%, 01/06/29
(a)(c)
.......... 4,750 4,978,532
NY Commercial Mortgage Trust,
Series 2025-299P, Class B, 5.53%,
02/10/47
(a)(c)
............... 1,856 1,891,982
NYC Trust
(a)(c)
Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor
+ 1.99%), 6.31%, 08/15/29 ... 1,220 1,223,890
Series 2024-3ELV, Class D, (1-mo.
CME Term SOFR at 3.84% Floor
+ 3.84%), 8.16%, 08/15/29 ... 4,401 4,397,345
Olympic Tower Mortgage Trust, Series
2017-OT, Class E, 3.95%, 05/10/39
(a)
(c)
...................... 7,856 5,987,250
One Bryant Park Trust, Series 2019-
OBP, Class A, 2.52%, 09/15/54
(c)
. 4,638 4,140,860
One Market Plaza Trust, Series 2017-
1MKT, Class D, 4.15%, 02/10/32
(c)
3,310 2,874,590
One New York Plaza Trust
(a)(c)
Series 2020-1NYP, Class A, (1-mo.
CME Term SOFR at 0.95% Floor
+ 1.06%), 5.38%, 01/15/36 ... 3,402 3,259,260
Series 2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor
+ 1.36%), 5.68%, 01/15/36 ... 4,673 4,419,237
Series 2020-1NYP, Class B, (1-mo.
CME Term SOFR at 1.50% Floor
+ 1.61%), 5.93%, 01/15/36 ... 3,892 3,622,269
Series 2020-1NYP, Class D, (1-mo.
CME Term SOFR at 2.75% Floor
+ 2.86%), 7.18%, 01/15/36 ... 1,660 1,511,755
OPEN Trust, Series 2023-AIR, Class A,
(1-mo. CME Term SOFR at 3.09%
Floor + 3.09%), 7.41%, 11/15/40
(a)(c)
3,951 3,962,961
ORL Trust, Series 2024-GLKS, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 5.81%, 12/15/39
(a)(c)
8,070 8,064,956
Security
Par (000)
Par (000) Value
United States (continued)
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.21%, 06/15/39
(a)(c)
USD 4,965 $ 4,952,583
PKHL Commercial Mortgage Trust
(a)(c)
Series 2021-MF, Class F, (1-mo.
CME Term SOFR at 3.35% Floor
+ 3.46%), 7.78%, 07/15/38 ... 1,617 945,095
Series 2021-MF, Class G, (1-mo.
CME Term SOFR at 4.35% Floor
+ 4.46%), 8.78%, 07/15/38 ... 3,533 1,036,432
PRM5 Trust, Series 2025-PRM5, Class
D, 5.25%, 03/10/33
(a)(c)
........ 3,600 3,543,683
Ready Capital Mortgage Financing LLC,
Series 2022-FL9, Class A, (1-mo.
CME Term SOFR at 2.47% Floor +
2.47%), 6.79%, 06/25/37
(a)(c)
.... 1,556 1,555,782
ROCK Trust
(c)
Series 2024-CNTR, Class A, 5.39%,
11/13/41 ............... 2,552 2,571,471
Series 2024-CNTR, Class E, 8.82%,
11/13/41 ............... 7,678 8,092,050
SCG Commercial Mortgage Trust
(a)(c)
Series 2025-DLFN, Class D, (1-mo.
CME Term SOFR at 2.15% Floor
+ 2.15%), 6.46%, 03/15/35 ... 1,150 1,142,805
Series 2025-DLFN, Class E, (1-mo.
CME Term SOFR at 2.95% Floor
+ 2.95%), 7.26%, 03/15/35 ... 8,474 8,466,825
Series 2025-DLFN, Class HRR, (1-
mo. CME Term SOFR at 4.95%
Floor + 4.95%), 9.26%, 03/15/35 22,850 22,850,000
SELF Commercial Mortgage Trust
(a)(c)
Series 2024-STRG, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 5.86%, 11/15/34 ... 6,510 6,515,995
Series 2024-STRG, Class E, (1-mo.
CME Term SOFR at 4.19% Floor
+ 4.19%), 8.51%, 11/15/34 ... 6,569 6,545,408
Series 2024-STRG, Class F, (1-mo.
CME Term SOFR at 5.19% Floor
+ 5.19%), 9.51%, 11/15/34 ... 5,690 5,669,674
SG Commercial Mortgage Securities
Trust
(a)(c)
Series 2019-PREZ, Class D, 3.48%,
09/15/39 ............... 4,690 4,019,355
Series 2019-PREZ, Class E, 3.48%,
09/15/39 ............... 3,356 2,794,376
SHER Trust, Series 2024-DAL, Class A,
(1-mo. CME Term SOFR at 1.64%
Floor + 1.64%), 5.96%, 04/15/37
(a)(c)
5,335 5,323,327
SHR Trust
(a)(c)
Series 2024-LXRY, Class A, (1-mo.
CME Term SOFR at 1.95% Floor
+ 1.95%), 6.27%, 10/15/41 ... 38,145 38,144,985
Series 2024-LXRY, Class D, (1-mo.
CME Term SOFR at 3.60% Floor
+ 3.60%), 7.92%, 10/15/41 ... 14,995 14,994,991
Series 2024-LXRY, Class E, (1-mo.
CME Term SOFR at 4.45% Floor
+ 4.45%), 8.77%, 10/15/41 ... 10,089 10,088,993
SLG Office Trust, Series 2021-OVA,
Class A, 2.59%, 07/15/41
(c)
..... 1,171 1,005,861
STWD Trust, Series 2021-FLWR, Class
E, (1-mo. CME Term SOFR at 1.92%
Floor + 2.04%), 6.36%, 07/15/36
(a)(c)
2,498 2,478,868

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
TCO Commercial Mortgage Trust,
Series 2024-DPM, Class D, (1-mo.
CME Term SOFR at 2.74% Floor +
2.74%), 7.06%, 12/15/39
(a)(c)
.... USD 1,101 $ 1,099,218
THPT Mortgage Trust, Series 2023-
THL, Class A, 6.99%, 12/10/34
(a)(c)
4,302 4,385,772
TTAN MHC
(a)(c)
Series 2021-MHC, Class E, (1-mo.
CME Term SOFR at 2.40% Floor
+ 2.51%), 6.83%, 03/15/38 ... 1,453 1,448,952
Series 2021-MHC, Class F, (1-mo.
CME Term SOFR at 2.90% Floor
+ 3.01%), 7.33%, 03/15/38 ... 7,375 7,352,089
TYSN Mortgage Trust, Series 2023-
CRNR, Class A, 6.58%, 12/10/33
(a)(c)
4,360 4,575,691
VEGAS
(a)(c)
Series 2024-GCS, Class C, 6.22%,
07/10/36 ............... 23,080 22,542,919
Series 2024-GCS, Class D, 6.22%,
07/10/36 ............... 32,540 30,430,621
VEGAS Trust, Series 2024-TI, Class A,
5.52%, 11/10/39
(c)
........... 4,830 4,862,521
Velocity Commercial Capital Loan
Trust
(c)
Series 2017-2, Class M3, 4.24%,
11/25/47
(a)
.............. 546 502,263
Series 2017-2, Class M4, 5.00%,
11/25/47
(a)
.............. 329 297,812
Series 2018-1, Class M2, 4.26%,
04/25/48 ............... 291 271,499
Series 2020-1, Class M1, 2.80%,
02/25/50
(a)
.............. 810 595,829
Series 2020-1, Class M2, 2.98%,
02/25/50
(a)
.............. 993 730,384
Series 2020-1, Class M3, 3.19%,
02/25/50
(a)
.............. 441 321,824
Series 2020-1, Class M4, 3.54%,
02/25/50
(a)
.............. 680 486,678
Series 2020-1, Class M5, 4.29%,
02/25/50
(a)
.............. 779 555,618
Series 2021-4, Class M4, 4.48%,
12/26/51
(a)
.............. 1,957 1,651,270
Series 2022-1, Class M4, 5.20%,
02/25/52
(a)
.............. 1,243 966,346
Series 2022-4, Class M2, 6.97%,
08/25/52
(a)
.............. 1,872 1,885,359
Series 2022-4, Class M3, 7.53%,
08/25/52
(a)
.............. 1,572 1,590,485
Series 2022-4, Class M4, 7.53%,
08/25/52
(a)
.............. 2,143 2,035,731
Series 2023-2, Class A, 6.22%,
05/25/53
(a)
.............. 5,317 5,324,194
Series 2024-1, Class M2, 7.23%,
01/25/54
(a)
.............. 1,203 1,204,299
Series 2024-1, Class M3, 8.44%,
01/25/54
(a)
.............. 1,239 1,264,280
Series 2024-5, Class A, 5.49%,
10/25/54
(a)
.............. 8,995 8,921,255
Series 2024-5, Class M2, 5.96%,
10/25/54
(a)
.............. 3,085 3,021,839
Series 2024-5, Class M3, 6.76%,
10/25/54
(a)
.............. 5,070 5,016,487
Series 2024-5, Class M4, 9.53%,
10/25/54
(a)
.............. 2,782 2,753,488
Series 2024-6, Class M2, 6.55%,
12/25/54
(a)
.............. 843 835,790
Security
Par (000)
Par (000) Value
United States (continued)
Series 2024-6, Class M3, 6.92%,
12/25/54
(a)
.............. USD 1,543 $ 1,533,712
Series 2024-6, Class M4, 9.67%,
12/25/54
(a)
.............. 976 973,349
Series 2025-1, Class M3, 7.33%,
02/25/55
(a)
.............. 3,895 3,909,330
Series 2025-1, Class M4, 10.15%,
02/25/55
(a)
.............. 1,347 1,353,851
Wells Fargo Commercial Mortgage
Trust
Series 2018-1745, Class A, 3.75%,
06/15/36
(a)(c)
............. 1,022 936,152
Series 2019-C49, Class D, 3.00%,
03/15/52
(c)
.............. 988 830,500
Series 2021-FCMT, Class D, (1-mo.
CME Term SOFR at 3.50% Floor
+ 3.61%), 7.93%, 05/15/31
(a)(c)
. 750 741,655
Series 2024-1CHI, Class A, 4.95%,
07/15/35
(a)(c)
............. 5,640 5,663,214
Series 2024-5C2, Class A3, 5.92%,
11/15/57
(a)
.............. 3,460 3,602,895
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(c)
.............. 8,942 9,187,228
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(c)
.............. 5,427 5,457,546
Series 2024-BPRC, Class D, 7.08%,
07/15/43
(c)
.............. 2,300 2,311,701
Series 2024-BPRC, Class HRR,
9.56%, 07/15/43
(c)
......... 8,400 8,394,790
Series 2025-5C3, Class A3, 6.10%,
01/15/58 ............... 1,990 2,086,209
WEST Trust
(a)(c)
Series 2025-ROSE, Class A, 5.45%,
04/10/30 ............... 4,758 4,779,008
Series 2025-ROSE, Class HRR,
9.29%, 04/10/30 .......... 14,000 13,999,083
WMRK Commercial Mortgage Trust
(a)(c)
Series 2022-WMRK, Class A, (1-mo.
CME Term SOFR at 2.79% Floor
+ 2.79%), 7.11%, 11/15/27 ... 14,598 14,570,629
Series 2022-WMRK, Class B, (1-mo.
CME Term SOFR at 3.44% Floor
+ 3.44%), 7.76%, 11/15/27 ... 4,950 4,940,719
2,217,400,333
Interest Only Collateralized Mortgage Obligations — 0.1%
United States — 0.1%
(a)
Barclays Mortgage Loan Trust
(c)
Series 2023-NQM3, Class XS,
0.82%, 10/25/63 .......... 101,709 1,371,767
Series 2024-NQM1, Class XS,
2.45%, 01/25/64 .......... 74,865 4,430,932
Series 2024-NQM3, Class XS,
0.00%, 06/25/64 .......... 89,065 3,250,891
Series 2024-NQM4, Class XS,
0.00%, 12/26/64 .......... 11 10,387
Series 2025-NQM1, Class XS,
0.00%, 01/25/65 .......... 115,044 5,172,726
CSMC Trust
(c)
Series 2020-NQM1, Class AIOS,
0.43%, 05/25/65 .......... 3,607 47,705
Series 2020-NQM1, Class XS,
2.11%, 05/25/65 .......... 3,605 183,160

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
IndyMac IMSC Mortgage Loan Trust,
Series 2007-HOA1, Class AXPP,
0.00%, 07/25/47 ............ USD 11,216 $ 11,148
J.P. Morgan Mortgage Trust
(c)
Series 2021-INV5, Class A2X,
0.50%, 12/25/51 .......... 93,326 2,652,301
Series 2021-INV5, Class A5X,
0.50%, 12/25/51 .......... 13,557 385,292
Series 2021-INV5, Class AX1,
0.19%, 12/25/51 .......... 182,802 1,982,542
Series 2021-INV7, Class A2X,
0.50%, 02/25/52 .......... 57,443 1,614,586
Series 2021-INV7, Class A3X,
0.50%, 02/25/52 .......... 33,145 615,162
Series 2021-INV7, Class A4X,
0.50%, 02/25/52 .......... 15,746 676,720
Series 2021-INV7, Class A5X,
0.50%, 02/25/52 .......... 6,255 175,813
Series 2021-INV7, Class AX1,
0.27%, 02/25/52 .......... 112,589 1,767,532
Reperforming Loan REMIC Trust,
Series 2005-R3, Class AS, 1.56%,
09/25/35
(c)
................ 984 36,707
Voyager OPTONE Delaware Trust,
Series 2009-1, Class SAA7, 3.13%,
02/25/38
(c)
................ 30,374 6,664,614
31,049,985
Interest Only Commercial Mortgage-Backed Securities — 0.1%
United States — 0.1%
245 Park Avenue Trust, Series 2017-
245P, Class XA, 0.15%, 06/05/37
(a)(c)
25,000 88,265
BAMLL Commercial Mortgage
Securities Trust, Series 2016-SS1,
Class XA, 0.56%, 12/15/35
(a)(c)
... 19,140 21,017
BANK, Series 2019-BN20, Class XB,
0.36%, 09/15/62
(a)
........... 86,048 1,293,990
Bank of America Merrill Lynch
Commercial Mortgage Trust, Series
2017-BNK3, Class XB, 0.58%,
02/15/50
(a)
................ 31,555 303,073
BBCMS Mortgage Trust, Series 2020-
C7, Class XB, 0.98%, 04/15/53
(a)
. 2,706 120,858
BBCMS Trust
(a)(c)
Series 2015-SRCH, Class XA,
0.85%, 08/10/35 .......... 63,372 970,084
Series 2015-SRCH, Class XB,
0.20%, 08/10/35 .......... 42,790 184,252
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.01%,
03/15/52 ............... 30,617 981,350
Series 2020-B17, Class XB, 0.51%,
03/15/53 ............... 13,340 257,597
Series 2021-B23, Class XA, 1.26%,
02/15/54 ............... 47,525 2,489,072
BMO Mortgage Trust, Series 2023-C5,
Class XA, 0.72%, 06/15/56
(a)
.... 28,151 1,342,633
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class XB, 0.70%,
05/10/58
(a)
................ 18,700 109,077
Commercial Mortgage Trust
(a)
Series 2015-CR25, Class XA,
0.78%, 08/10/48 .......... 12,942 1,715
Series 2018-COR3, Class XD,
1.75%, 05/10/51
(c)
......... 8,680 397,235
Security
Par (000)
Par (000) Value
United States (continued)
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB,
0.23%, 11/15/50 .......... USD 32,800 $ 216,847
Series 2019-C16, Class XA, 1.54%,
06/15/52 ............... 67,117 3,484,223
Series 2019-C17, Class XA, 1.32%,
09/15/52 ............... 26,057 1,148,963
Series 2019-C17, Class XB, 0.53%,
09/15/52 ............... 41,829 857,113
CSMC OA LLC, Series 2014-USA,
Class X2, 0.04%, 09/15/37
(a)(c)
... 598,765 8,814
DBGS Mortgage Trust, Series 2019-
1735, Class X, 0.29%, 04/10/37
(a)(c)
52,590 584,550
DBJPM Mortgage Trust, Series 2017-
C6, Class XD, 1.00%, 06/10/50
(a)(c)
15,440 285,880
ELM Trust
(a)(c)
Series 2024-ELM, Class XP10,
0.22%, 06/10/39 .......... 98,981 264,428
Series 2024-ELM, Class XP15,
1.46%, 06/10/39 .......... 90,365 1,602,207
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA,
0.80%, 11/10/52 .......... 15,557 471,445
Series 2020-GSA2, Class XA,
1.69%, 12/12/53
(c)
......... 30,375 2,147,821
J.P. Morgan Chase Commercial
Mortgage Securities Trust
(a)(c)
Series 2016-JP3, Class XC, 0.75%,
08/15/49 ............... 37,589 315,732
Series 2024-IGLG, Class X, 0.01%,
11/09/39 ............... 218,000 42,532
JPMBB Commercial Mortgage
Securities Trust
(a)
Series 2014-C22, Class XA, 0.40%,
09/15/47 ............... 488 5
Series 2015-C27, Class XD, 0.50%,
02/15/48
(c)
.............. 31,775 237,700
JPMDB Commercial Mortgage
Securities Trust, Series 2016-C4,
Class XC, 0.75%, 12/15/49
(a)(c)
... 14,670 141,778
Ladder Capital Commercial Mortgage
Mortgage Trust, Series 2013-GCP,
Class XA, 1.14%, 02/15/36
(a)(c)
... 5,678 153,723
LSTAR Commercial Mortgage Trust,
Series 2017-5, Class X, 0.84%,
03/10/50
(a)(c)
............... 6,499 74,545
MCR Mortgage Trust, Series 2024-
TWA, Class XA, 0.92%, 06/12/39
(c)
32,439 470,878
Morgan Stanley Bank of America Merrill
Lynch Trust
(a)(c)
Series 2014-C19, Class XD, 1.19%,
12/15/47 ............... 51,913 519
Series 2014-C19, Class XF, 1.19%,
12/15/47 ............... 13,486 153,493
Series 2015-C21, Class XB, 0.28%,
03/15/48 ............... 15,696 157
Series 2015-C26, Class XD, 1.30%,
10/15/48 ............... 18,660 86,278
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.14%,
06/15/50
(c)
.............. 8,870 364,053
Series 2019-H6, Class XB, 0.71%,
06/15/52 ............... 53,695 1,386,326
Series 2019-L2, Class XA, 1.00%,
03/15/52 ............... 20,695 665,224

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
MSWF Commercial Mortgage Trust,
Series 2023-2, Class XA, 0.91%,
12/15/56
(a)
................ USD 107,342 $ 6,484,985
Olympic Tower Mortgage Trust,
Series 2017-OT, Class XA, 0.38%,
05/10/39
(a)(c)
............... 99,000 660,112
One Market Plaza Trust
(a)(c)
Series 2017-1MKT, Class XCP,
0.00%, 02/10/32 .......... 126,326 394,137
Series 2017-1MKT, Class XNCP,
0.09%, 02/10/32 .......... 25,265 66,094
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.44%,
10/15/52 ............... 64,526 3,311,441
Series 2019-C18, Class XA, 0.99%,
12/15/52 ............... 66,532 2,195,339
Wells Fargo Commercial Mortgage
Trust
(a)
Series 2016-BNK1, Class XD,
1.24%, 08/15/49
(c)
......... 9,764 133,963
Series 2019-C50, Class XA, 1.39%,
05/15/52 ............... 47,505 2,026,054
Series 2021-C59, Class XA, 1.50%,
04/15/54 ............... 37,251 2,399,751
Series 2024-BPRC, Class X, 0.09%,
07/15/43
(c)
.............. 67,308 626,167
42,023,495
Total Non-Agency Mortgage-Backed Securities — 11.4%
(Cost: $4,821,745,803) ........................... 4,730,853,532
Preferred Securities
Capital Trusts — 0.2%
Spain — 0.0%
Banco Bilbao Vizcaya Argentaria SA ,
(5-Year EUR Swap Annual + 6.46%),
6.00%
(a)(b)(o)
................ EUR 4,600 5,037,169
United States — 0.2%
Boeing Co. (The), 6.00%, 10/15/27
(q)
. USD 81 4,819,307
Edison International, Series A , (5-Year
US Treasury Yield Curve Rate T
Note Constant Maturity + 4.70%),
5.38%
(a)(o)
................. 39,905 38,191,303
PG&E Corp., Series A,
6.00%, 12/01/27
(q)
........... 304 13,600,960
56,611,570
Total Capital Trusts — 0.2%
(Cost: $59,496,555) .............................. 61,648,739
Shares
Shares
Preferred Stocks — 1.3%
Brazil — 0.0%
Neon Payments Ltd.
(e)(f)
.......... 28,089 11,459,188
China — 0.2%
ByteDance Ltd., Series E-1, (Acquired
11/11/20, cost $32,477,349)
(e)(f)(k)
.. 296,396 64,116,383
Security
Shares
Shares Value
Germany — 0.0%
Caresyntax, Inc., Series C-2
(e)(f)
.... 52,356 $ 137,173
Caresyntax, Inc., Series C-3
(e)(f)
.... 6,774 17,748
Draegerwerk AG & Co. KGaA ..... 929 63,859
Volocopter GmbH, (Acquired 03/03/21,
cost $11,751,352)
(e)(f)(k)
........ 2,211 —
218,780
Israel — 0.0%
(e)(f)(k)
Deep Instinct Ltd., Series D-2,
(Acquired 03/19/21, cost
$8,210,225) ............... 1,350,837 108,067
Deep Instinct Ltd., Series D-4,
(Acquired 09/20/22, cost
$11,103,299) .............. 1,574,860 141,737
249,804
Sweden — 0.0%
Volta Greentech AB, Series C,
(Acquired 02/22/22, cost
$5,952,131)
(e)(f)(k)
............ 50,461 1
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
Series D, (Acquired 12/19/23, cost
$16,122,168)
(e)(f)(k)
........... 425,677 6,631,411
United States — 1.1%
Aiven OY, Series D
(e)(f)
........... 169,258 8,010,981
Anduril Industries, Inc., Series F
(e)(f)
.. 688,766 29,059,038
Breeze Aviation Group, Inc., Series
B, (Acquired 07/30/21, cost
$7,738,156)
(e)(f)(k)
............ 14,327 1,952,197
Bright Machines, Inc., Series C
(e)(f)
... 1,958,349 5,718,379
Bright Machines, Inc., Series C-1
(e)(f)
. 4,079,305 7,587,508
Cap Hill Brands, Class E
(e)(f)
....... 13,277,076 1,062,166
Clarify Health Solutions, Inc.
(e)(f)
.... 1,542,267 11,027,209
Coreweave, Inc., 10.00%
(f)
........ 20,264,000 23,911,520
Crescent Midstream Operating LLC
(l)
. 11,350,000 11,619,744
Davidson Homes, Inc., 12.00%
(f)
.... 77,385 77,781,211
Dream Finders Homes, Inc.
(Preference), 9.00%
(f)(o)
........ 58,891 58,154,863
Exo Imaging, Inc., (Acquired 06/24/21,
cost $5,879,165)
(e)(f)(k)
......... 1,003,613 4,617
FLYR, Inc.
(e)(f)
................ 4,503,497 28,957,486
GM Cruise Holdings LLC, Series G,
Class G, (Acquired 03/25/21, cost
$7,513,940)
(e)(f)(k)
............ 285,159 285,159
HawkEye 360, Inc., Series D1
(e)(f)
... 1,684,066 20,899,259
HNG Hospitality offshore LP, (Acquired
02/16/24, cost $26,198,000)
(e)(f)(k)
. 26,198,000 23,054,240
Insightful Corp., Series D
(e)(f)
....... 12,737,258 2,741,058
JumpCloud, Inc., Series E-1, (Acquired
10/30/20, cost $8,237,574)
(e)(f)(k)
.. 4,516,957 10,343,831
JumpCloud, Inc., Series F, (Acquired
09/03/21, cost $1,779,219)
(e)(f)(k)
.. 297,096 680,350
Lessen Holdings, Inc., Series BX
(e)(f)
. 2,002,830 5,908,349
Loadsmart, Inc., Series C, (Acquired
10/05/20, cost $7,500,000)
(e)(f)(k)
.. 877,193 5,368,421
Loadsmart, Inc., Series D, (Acquired
01/27/22, cost $2,351,580)
(e)(f)(k)
.. 117,579 1,108,770
MNTN Digital, Series D, (Acquired
11/05/21, cost $6,262,132)
(e)(f)(k)
.. 272,678 3,902,022
Mythic AI, Inc., Series C, (Acquired
01/26/21, cost $4,357,643)
(e)(f)(k)
.. 6,343 —
Noodle, Inc., Series C, (Acquired
08/26/21, cost $7,700,677)
(e)(f)(k)
.. 862,850 1,251,133
PsiQuantum Corp., Series D, (Acquired
05/21/21, cost $3,512,029)
(e)(f)(k)
.. 133,913 5,009,685

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
RapidSOS, Inc., Series C-1
(e)(f)
..... 10,953,097 $ 10,076,849
Relativity Space, Inc., Series
E, (Acquired 05/27/21, cost
$5,860,925)
(e)(f)(k)
............ 256,663 2,567
SCI PH Parent, Inc., (Acquired
02/10/23, cost $7,993,000),
12.50%,
(f)(k)
............... 7,993 7,915,468
Snorkel AI, Inc., Series C, (Acquired
06/30/21, cost $2,440,004)
(e)(f)(k)
.. 162,454 1,455,588
Ursa Major Technologies, Inc., Series
C, (Acquired 09/13/21, cost
$7,831,305)
(e)(f)(k)
............ 1,312,920 2,993,457
Ursa Major Technologies, Inc., Series
D, (Acquired 10/14/22, cost
$1,066,003)
(e)(f)(k)
............ 160,843 384,415
Verge Genomics, Series B, (Acquired
11/05/21, cost $7,544,038)
(e)(f)(k)
.. 1,416,243 9,177,254
Verge Genomics, Series C, (Acquired
09/06/23, cost $1,205,410)
(e)(f)(k)
.. 167,623 1,208,562
Veritas Newco
(e)
............... 77,944 1,792,715
Veritas Newco, Series G-1
(e)
...... 53,806 1,237,544
Versa Networks, Inc., Series
E, (Acquired 10/14/22, cost
$27,065,882), 12.00%,
(f)(k)
...... 9,274,836 49,063,882
XAI Corp., Series C, (Acquired
11/27/24, cost $29,446,598)
(e)(f)(k)
. 1,360,120 29,446,598
460,154,095
Total Preferred Stocks — 1.3%
(Cost: $627,243,867) ............................. 542,829,662
Total Preferred Securities — 1.5%
(Cost: $686,740,422) ............................. 604,478,401
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.1%
Federal National Mortgage Association,
Series T, 8.25%
(o)
............ USD 1,475 16,313,500
Tennessee Valley Authority,
5.25%, 02/01/55 ............ 33,500 33,240,413
49,553,913
Collateralized Mortgage Obligations — 4.5%
(a)
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes, Series 2018-1,
Class BX, 3.90%, 05/25/57 ..... 1,373 561,038
Federal Home Loan Mortgage Corp.
Structured Agency Credit Risk
Debt Variable Rate Notes, Series
2015-HQ2, Class B, (SOFR 30 day
Average at 0.00% Floor + 8.06%),
12.40%, 05/25/25 ........... 1,530 1,543,408
Federal Home Loan Mortgage Corp.
Variable Rate Notes
Series 413, Class F26, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.54% ,  05/25/54 ........ 53,760 54,080,458
Series 5330, Class FA, (SOFR 30
day Average at 1.05% Floor
and 7.00% Cap + 1.05%),
5.39% ,  08/25/53 ........ 46,775 46,838,079
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5386, Class FD, (SOFR
30 day Average at 1.25%
Floor and 7.00% Cap +
1.25%), 5.59% ,  03/25/54 .. USD 22,642 $ 22,808,201
Series 5424, Class FA, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.54% ,  06/25/54 ........ 51,304 51,616,330
Series 5425, Class FK, (SOFR 30
day Average at 1.20% Floor
and 7.00% Cap + 1.20%),
5.54% ,  06/25/54 ........ 43,003 43,256,698
Series 5448, Class CF, (SOFR 30
day Average at 1.00% Floor
and 7.00% Cap + 1.00%),
5.34% ,  09/25/54 ........ 74,186 74,178,725
Series 5458, Class DF, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.44% ,  10/25/54 ........ 48,457 48,224,901
Series 5458, Class FB, (SOFR 30
day Average at 1.15% Floor
and 6.50% Cap + 1.15%),
5.49% ,  10/25/54 ........ 94,967 94,702,965
Series 5467, Class FC, (SOFR
30 day Average at 1.06%
Floor and 6.50% Cap +
1.06%), 5.40% ,  10/25/54 .. 90,090 89,541,876
Series 5469, Class F, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.44% ,  09/25/54 ........ 20,426 20,318,935
Series 5470, Class AF, (SOFR 30
day Average at 1.10% Floor
and 6.50% Cap + 1.10%),
5.44% ,  11/25/54 ........ 29,951 29,879,155
Series 5478, Class FH, (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.79% ,  04/25/54 .. 54,713 54,997,179
Series 5480, Class FA, (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.79% ,  03/25/54 ........ 52,611 52,811,708
Series 5505, Class FB, (SOFR 30
day Average at 1.50% Floor
and 6.50% Cap + 1.50%),
5.84% ,  02/25/55 ........ 33,266 33,496,615
Series 5505, Class JF, (SOFR 30
day Average at 1.45% Floor
and 6.50% Cap + 1.45%),
5.79% ,  02/25/55 ........ 79,388 79,792,243
Series 5511, Class QF, (SOFR 30
day Average at 1.35% Floor
and 6.50% Cap + 1.35%),
5.69% ,  03/25/55 ........ 122,799 123,278,621
Series 5515, Class FM, (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% ,  03/25/55 .. 18,942 19,017,211
Federal National Mortgage Association
Variable Rate Notes
(SOFR 30 day Average + 1.30%),
5.64% ,  06/25/54 ........ 61,260 61,968,239
(SOFR 30 day Average + 1.25%),
5.60% ,  05/25/55 ........ 41,562 41,926,443

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-30, Class FC,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.39% ,  06/25/54 .. USD 56,995 $ 57,068,963
Series 2024-38, Class FE,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.39% ,  06/25/54 .. 64,966 65,047,682
Series 2024-51, Class BF,
(SOFR 30 day Average at
1.15% Floor and 7.00% Cap +
1.15%), 5.49% ,  08/25/54 .. 24,814 24,923,406
Series 2024-65, Class FT,
(SOFR 30 day Average at
1.05% Floor and 7.00% Cap +
1.05%), 5.39% ,  09/25/54 .. 30,722 30,740,558
Series 2024-75, Class FC,
(SOFR 30 day Average at
0.95% Floor and 7.00% Cap +
0.95%), 5.29% ,  10/25/54 .. 54,569 54,429,730
Series 2024-91, Class FA,
(SOFR 30 day Average at
1.20% Floor and 7.00% Cap +
1.20%), 5.54% ,  12/25/54 .. 67,658 68,051,150
Series 2024-94, Class FB,
(SOFR 30 day Average at
1.42% Floor and 6.50% Cap +
1.42%), 5.76% ,  12/25/54 .. 83,025 83,363,867
Series 2025-12, Class GF,
(SOFR 30 day Average at
1.35% Floor and 6.50% Cap +
1.35%), 5.69% ,  03/25/55 .. 39,486 39,646,959
Series 2025-13, Class FB,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.64% ,  03/25/55 .. 133,771 134,035,978
Series 2025-2, Class FG, (SOFR
30 day Average at 1.45%
Floor and 6.50% Cap +
1.45%), 5.79% ,  02/25/55 .. 90,436 90,896,112
Series 2025-21, Class FB,
(SOFR 30 day Average at
1.30% Floor and 6.50% Cap +
1.30%), 5.64% ,  07/25/53 .. 32,560 32,644,906
Series 2025-9, Class FG, (SOFR
30 day Average at 1.35%
Floor and 6.50% Cap +
1.35%), 5.69% ,  03/25/55 .. 40,567 40,733,657
Government National Mortgage
Association Variable Rate Notes
Series 2024-125, Class HF,
(SOFR 30 day Average at
1.00% Floor and 7.00% Cap +
1.00%), 5.34% ,  08/20/54 .. 42,051 41,989,992
Series 2024-51, Class TF, (SOFR
30 day Average at 1.00%
Floor and 7.00% Cap +
1.00%), 5.34% ,  03/20/54 .. 9,922 9,928,059
Series 2024-96, Class FL,
(SOFR 30 day Average at
1.15% Floor and 6.50% Cap +
1.15%), 5.49% ,  06/20/54 .. 14,654 14,644,318
1,832,984,365
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-Through
Certificates, Series KJ48, Class A2,
5.03%, 10/25/31 ............ USD 4,457 $ 4,538,444
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(c)
Series 2017-KGX1, Class BFX,
3.59% ,  10/25/27 ........ 2,876 2,677,553
Series 2018-K80, Class B,
4.24% ,  08/25/50 ........ 2,888 2,808,198
Series 2018-W5FX, Class CFX,
3.42% ,  04/25/28 ........ 10,630 9,686,965
Series 2019-K99, Class C,
3.65% ,  10/25/52 ........ 1,000 932,470
Federal National Mortgage Association
Variable Rate Notes, Series 2024-
P015, Class A1, 4.02%, 11/25/32
(a)
4,176 4,067,728
Government National Mortgage
Association, Series 2023-119, Class
AD, 2.25%, 04/16/65 ......... 2,842 2,295,991
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2023-118, Class BA,
3.75% ,  05/16/65 ........ 2,617 2,397,330
Series 2023-50, Class AC,
3.25% ,  09/16/63 ........ 2,208 2,003,667
31,408,346
Interest Only Collateralized Mortgage Obligations — 0.2%
Federal Home Loan Mortgage
Corp., Series 5112, Class KI,
3.50%, 06/25/51 ............ 28,459 5,282,246
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer Trust
Variable Rate Notes, Series 2017-3,
Class BIO, 0.75%, 07/25/56
(a)(c)
.. 6,902 795,282
Federal National Mortgage Association
Series 2020-32, Class PI,
4.00% ,  05/25/50 ........ 21,599 4,641,169
Series 2020-85, Class IP,
3.00% ,  12/25/50 ........ 17,598 2,802,692
Government National Mortgage
Association
Series 2020-146, Class DI,
2.50% ,  10/20/50 ........ 20,756 2,967,323
Series 2020-149, Class IA,
2.50% ,  10/20/50 ........ 17,394 2,518,248
Series 2020-175, Class DI,
2.50% ,  11/20/50 ........ 7,233 1,057,108
Series 2020-185, Class MI,
2.50% ,  12/20/50 ........ 25,851 3,656,242
Series 2021-140, Class JI,
3.00% ,  08/20/51 ........ 29,475 5,046,793
Series 2021-67, Class QI,
3.00% ,  04/20/51 ........ 21,775 3,731,393
Series 2021-76, Class JI,
3.00% ,  08/20/50 ........ 22,373 3,833,895
Series 2021-78, Class IP,
3.00% ,  05/20/51 ........ 8,755 1,476,415
Series 2021-83, Class PI,
3.00% ,  05/20/51 ........ 12,516 2,126,544
Series 2021-96, Class MI,
3.00% ,  06/20/51 ........ 39,048 6,691,411
Series 2022-78, Class D,
3.00% ,  08/20/51 ........ 74,365 12,574,282

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Series 2022-85, Class IK,
3.00% ,  05/20/51 ........ USD 5,597 $ 961,447
60,162,490
Interest Only Commercial Mortgage-Backed Securities — 0.0%
Federal Home Loan Mortgage Corp.,
Series 2019-KW08, Class X2A,
0.10%, 01/25/29
(c)
........... 269,005 746,570
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass-
Through Certificates Variable Rate
Notes, Series KL06, Class XFX,
1.36%, 12/25/29
(a)
........... 11,555 479,729
Government National Mortgage
Association Variable Rate Notes
(a)
Series 2009-80, 1.56% ,  09/16/51 1,877 229,169
Series 2013-30, 0.53% ,  09/16/53 6,433 93,234
Series 2016-36, 0.66% ,  08/16/57 1,569 44,336
Series 2016-96, 0.77% ,  12/16/57 8,291 315,093
1,908,131
Mortgage-Backed Securities — 42.1%
Federal National Mortgage Association,
5.81%, 06/01/31 ............ 10,626 11,133,057
Government National Mortgage
Association
(u)
4.50% ,  04/15/55 .......... 414,754 397,904,619
5.50% ,  04/15/55 .......... 405,721 406,554,826
Uniform Mortgage-Backed Securities
6.00% ,  03/01/38
(v)
......... 1 810
4.50% ,  09/01/43 - 11/01/44
(v)
.. 95 92,559
4.00% ,  09/01/44 - 01/01/46
(v)
.. 76 71,863
5.00% ,  10/01/52 .......... 1 753
3.00% ,  04/25/55
(u)
......... 23,811 20,633,735
3.50% ,  04/25/55
(u)
......... 4,966,759 4,479,031,316
4.00% ,  04/25/55
(u)
......... 239 222,679
4.50% ,  04/25/55 - 05/25/55
(u)
.. 2,615,264 2,500,957,673
5.50% ,  04/25/55
(u)
......... 2,837,921 2,834,148,552
6.00% ,  04/25/55 - 06/25/55
(u)
.. 3,401,508 3,453,570,199
6.50% ,  04/25/55 - 06/25/55
(u)
.. 3,242,957 3,342,380,138
17,446,702,779
Principal Only Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp.
Seasoned Credit Risk Transfer
Trust, Series 2017-3, Class B,
0.00%, 07/25/56
(c)(i)
.......... 3,972 575,250
Total U.S. Government Sponsored Agency Securities
—
46.9%
(Cost: $19,399,663,776) ........................... 19,423,295,274
U.S. Treasury Obligations
U.S. Treasury Bonds
3.00%, 08/15/52
(n)(w)
.......... 186,365 138,776,407
3.63%, 02/15/53 ............ 3,000 2,526,680
4.63%, 05/15/54 - 02/15/55
(v)(w)
... 145,611 146,550,880
4.25%, 08/15/54 ............ 4,273 4,033,689
4.50%, 11/15/54
(v)(w)
.......... 150,000 147,796,875
U.S. Treasury Inflation Linked Bonds
2.13%, 02/15/54
(w)
........... 34,410 33,013,997
U.S. Treasury Inflation Linked Notes
2.13%, 04/15/29
(w)
........... 61,612 63,434,430
U.S. Treasury Notes
4.13%, 02/28/27 ............ 46,893 47,070,379
4.25%, 02/15/28 ............ 150,000 151,476,563
2.38%, 05/15/29
(w)
........... 1,000 941,484
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.00%, 02/28/30 ............ USD 220,000 $ 220,498,437
4.63%, 02/15/35
(w)
........... 174,061 179,826,357
Total U.S. Treasury Obligations — 2.7%
(Cost: $1,137,584,140) ........................... 1,135,946,178
Shares
Shares
Warrants
Brazil — 0.0%
Lavoro Ltd. (Issued/Exercisable
12/27/22, 1 Share for 1 Warrant,
Expires 12/27/27, Strike Price USD
11.50)
(e)
.................. 147,996 11,396
Germany — 0.0%
Tonies SE (Issued/Exercisable
04/30/21, 1 Share for 1 Warrant,
Expires 04/30/26, Strike Price EUR
11.50)
(e)
.................. 196,295 10,613
Israel — 0.0%
Deep Instinct Ltd., (Acquired 09/20/22,
cost $0) (Issued/Exercisable
09/20/22, 1 Share for 1 Warrant,
Expires 09/20/32)
(e)(f)(k)
........ 111,033 1,110
Japan — 0.0%
(e)(f)
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 02/06/24, 1 Share for 1
Warrant, Expires 03/30/29) ..... 11,000,000 603,320
Daiwa House Industry Co. Ltd. (Issued/
Exercisable 01/29/24, 1 Share for 1
Warrant, Expires 03/15/29)
(b)
.... 14,000,000 970,731
Money Forward, Inc. (Issued/
Exercisable 08/18/23, 1 Share for
1 Warrant, Expires 08/18/28, Strike
Price JPY 2.50)
(b)
............ 4,000,000 95,460
Nagoya Railroad Co. Ltd. (Issued/
Exercisable 06/05/24, 1 Share for 1
Warrant, Expires 06/06/34)
(b)
.... 15,000,000 929,337
Nagoya Railroad Co., Ltd. (Issued/
Exercisable 06/05/24, 1 Share for 1
Warrant, Expires 06/06/33)
(b)
.... 11,000,000 538,214
Sanrio Co. Ltd. (Issued/Exercisable
12/14/23, 1 Share for 1 Warrant,
Expires 11/28/28)
(b)
.......... 10,000,000 11,744,123
Taiyo Yuden Co. Ltd. (Issued/
Exercisable 03/06/24, 1 Share for 1
Warrant, Expires 10/22/30)
(b)
.... 8,000,000 440,029
Taiyo Yuden Co. Ltd. (Issued/
Exercisable 03/06/24, 1 Share for 1
Warrant, Expires 10/22/30)
(b)
.... 2,000,000 100,820
15,422,034
Luxembourg — 0.0%
HomeToGo SE (Issued/Exercisable
02/17/21, 1 Share for 1 Warrant,
Expires 12/31/25, Strike Price EUR
11.50)
(e)
.................. 109,138 118

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom — 0.0%
10x Future Technologies Services Ltd.,
(Acquired 12/19/23, cost $0) (Issued/
Exercisable 12/19/23, 1 Share for
1 Warrant, Expires 11/17/30, Strike
Price GBP 0.01)
(e)(f)(k)
......... 512,859 $ 463,740
United States — 0.1%
(e)
Aurora Innovation, Inc. (Issued/
Exercisable 05/04/21, 1 Share for
1 Warrant, Expires 11/03/26, Strike
Price USD 11.50) ............ 45,680 64,409
Crown PropTech Acquisitions (Issued/
Exercisable 01/25/21, 1 Share for
1 Warrant, Expires 12/31/27, Strike
Price USD 11.50)
(f)
........... 199,600 2
Crown PropTech Acquisitions (Issued/
Exercisable 02/05/21, 1 Share for
1 Warrant, Expires 02/01/26, Strike
Price USD 11.50)
(f)
........... 333,560 86,526
Davidson Homes, Inc. (Issued/
Exercisable 05/16/24, 1 Share for
1 Warrant, Expires 05/16/34, Strike
Price USD 8.47)
(f)
........... 537,085 3,125,835
EVgo, Inc. (Issued/Exercisable
11/10/20, 1 Share for 1 Warrant,
Expires 07/01/26, Strike Price USD
11.50) ................... 213,790 43,015
Flagstar Financial, Inc., (Acquired
03/07/24, cost $0) (Issued/
Exercisable 03/11/24, 1 Share for
1 Warrant, Expires 03/11/31, Strike
Price USD 2.50)
(k)
........... 3,551 8,043,796
FLYR, Inc. (Issued/Exercisable
05/10/22, 1 Share for 1 Warrant,
Expires 05/10/32, Strike Price USD
3.95)
(f)
................... 64,041 309,318
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(f)
................... 204,533 1,587,176
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
11.17)
(f)
.................. 81,813 367,340
HawkEye 360, Inc. (Issued/Exercisable
07/07/23, 1 Share for 1 Warrant,
Expires 07/07/33, Strike Price USD
0.01)
(f)
................... 515,422 3,999,675
Hippo Holdings, Inc. (Issued/
Exercisable 01/04/21, 1 Share for
1 Warrant, Expires 08/02/26, Strike
Price USD 11.50) ............ 7,405 93
Insight M, Inc. (Issued/Exercisable
01/31/24, 1 Share for 1 Warrant, ,
Strike Price USD 0.34)
(f)
....... 13,198,015 679,698
Latch, Inc. (Issued/Exercisable
12/29/20, 1 Share for 1 Warrant,
Expires 06/04/26, Strike Price USD
11.50)
(f)
.................. 164,855 —
Lightning eMotors, Inc. (Issued/
Exercisable 05/06/21, 1 Share for
1 Warrant, Expires 12/15/25, Strike
Price USD 11.50)
(f)
........... 375,043 —
Offerpad Solutions, Inc. (Issued/
Exercisable 10/13/20, 1 Share for
1 Warrant, Expires 09/01/26, Strike
Price USD 11.50) ............ 369,311 7,312
Security
Shares
Shares Value
United States (continued)
Palladyne AI Corp. (Issued/Exercisable
01/15/21, 1 Share for 1 Warrant,
Expires 06/15/27, Strike Price USD
11.50) ................... 128,364 $ 35,942
Palladyne AI Corp. (Issued/Exercisable
12/21/20, 1 Share for 1 Warrant,
Expires 09/24/26, Strike Price USD
11.50) ................... 505,097 141,427
RapidSOS, Inc. (Issued/Exercisable
12/13/23, 1 Share for 1 Warrant,
Expires 12/13/33, Strike Price USD
0.01)
(f)
................... 6,073,125 5,526,544
Sonder Corp. (Issued/Exercisable
12/30/24, 1 Share for 1 Warrant,
Expires 12/30/29, Strike Price USD
0.01)
(f)
................... 103,459 223,471
Versa Networks, Inc., Series E,
(Acquired 10/14/22, cost $0) (Issued/
Exercisable 10/14/22, 1 Share for
1 Warrant, Expires 10/07/32, Strike
Price USD 0.01)
(f)(k)
.......... 1,143,143 4,961,241
Volato Group, Inc., (Acquired 12/03/23,
cost $299,148) (Issued/Exercisable
12/04/23, 1 Share for 1 Warrant,
Expires 12/03/28, Strike Price USD
11.50)
(k)
.................. 299,148 10,500
29,213,320
Total Warrants — 0.1%
(Cost: $7,744,647) .............................. 45,122,331
Total Long-Term Investments — 136.1%
(Cost: $56,847,225,179) ........................... 56,391,350,806
Par (000)
Pa r (000)
Short-Term Securities
Borrowed Bond Agreements — 0.6%
(x)
Barclays Bank plc, 1.80%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 2,440,967,
collateralized by Ford Motor Co.,
5.29%, due at 12/08/46, par and
fair value of USD 2,900,000 and
$2,335,333, respectively) ...... USD 2,440 2,439,625
Barclays Bank plc, 3.65%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 171,441,
collateralized by JPMorgan Chase
& Co., 1.95%, due at 02/04/32, par
and fair value of USD 200,000 and
$170,139, respectively) ........ 171 171,250
Barclays Bank plc, 3.90%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 99,118,
collateralized by Wells Fargo & Co.,
3.58%, due at 05/22/28, par and fair
value of USD 100,000 and $97,907,
respectively) ............... 99 99,000

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc, 4.05%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 387,980,
collateralized by Walt Disney Co.
(The), 4.63%, due at 03/23/40, par
and fair value of USD 400,000 and
$376,208, respectively) ........ USD 388 $ 387,500
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 1,772,817,
collateralized by SMBC Aviation
Capital Finance DAC, 2.30%, due
at 06/15/28, par and fair value of
USD 1,900,000 and $1,759,455,
respectively) ............... 1,771 1,770,572
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 2,000,033,
collateralized by Mosaic Co. (The),
4.05%, due at 11/15/27, par and
fair value of USD 2,000,000 and
$1,972,454, respectively) ...... 1,998 1,997,500
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 307,139,
collateralized by Targa Resources
Corp., 5.20%, due at 07/01/27, par
and fair value of USD 300,000 and
$303,551, respectively) ........ 307 306,750
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 90,114,
collateralized by Bank of America
Corp., 2.50%, due at 02/13/31, par
and fair value of USD 100,000 and
$89,770, respectively) ........ 90 90,000
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 86,485,
collateralized by Bank of America
Corp., 1.92%, due at 10/24/31, par
and fair value of USD 100,000 and
$85,568, respectively) ........ 86 86,375
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 87,351,
collateralized by AstraZeneca plc,
4.38%, due at 08/17/48, par and fair
value of USD 100,000 and $85,960,
respectively) ............... 87 87,240
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 1,198,518,
collateralized by CDW LLC, 5.55%,
due at 08/22/34, par and fair value
of USD 1,200,000 and $1,185,983,
respectively) ............... 1,197 1,197,000
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 1,736,524,
collateralized by MGM Resorts
International, 6.13%, due at
09/15/29, par and fair value of
USD 1,730,000 and $1,712,856,
respectively) ............... 1,734 1,734,325
Security
Par (000)
Par (000) Value
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 97,999,
collateralized by Aviation Capital
Group LLC, 3.50%, due at 11/01/27,
par and fair value of USD 100,000
and $96,600, respectively) ..... USD 98 $ 97,875
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 3,240,291,
collateralized by Park River
Holdings, Inc., 5.63%, due at
02/01/29, par and fair value of
USD 3,983,000 and $3,125,493,
respectively) ............... 3,236 3,236,188
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 531,799,
collateralized by Union Pacific
Corp., 3.95%, due at 08/15/59, par
and fair value of USD 700,000 and
$521,163, respectively) ........ 531 531,125
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 374,699,
collateralized by Telefonica
Emisiones SA, 5.52%, due at
03/01/49, par and fair value of USD
400,000 and $365,715, respectively) 374 374,224
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 1,140,569,
collateralized by JPMorgan Chase
& Co., 2.55%, due at 11/08/32, par
and fair value of USD 1,300,000 and
$1,124,320, respectively) ...... 1,139 1,139,125
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 305,637,
collateralized by Charter
Communications Operating LLC,
5.05%, due at 03/30/29, par and
fair value of USD 300,000 and
$298,614, respectively) ........ 305 305,250
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 434,226,
collateralized by AerCap Ireland
Capital DAC, 6.15%, due at
09/30/30, par and fair value of USD
400,000 and $422,137, respectively) 434 433,676
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 188,989,
collateralized by Bank of America
Corp., 3.19%, due at 07/23/30, par
and fair value of USD 200,000 and
$187,570, respectively) ........ 189 188,750
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 101,253,
collateralized by Bank of Nova
Scotia (The), 4.85%, due at
02/01/30, par and fair value of USD
100,000 and $100,577, respectively) 101 101,125

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Barclays Bank plc, 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 386,489,
collateralized by Bank of Nova
Scotia (The), 1.35%, due at
06/24/26, par and fair value of USD
400,000 and $385,209, respectively) USD 386 $ 386,000
Barclays Bank plc, 1.60%, Open
(Purchased on 03/06/25 to be
repurchased at USD 3,251,743,
collateralized by Webuild SpA,
3.63%, due at 01/28/27, par and
fair value of EUR 2,970,000 and
$3,213,307, respectively)
(y)
..... EUR 3,005 3,249,067
Barclays Capital, Inc., 2.75%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 7,887,372,
collateralized by Great Lakes
Dredge & Dock Corp., 5.25%, due
at 06/01/29, par and fair value of
USD 8,696,000 and $7,874,455,
respectively) ............... USD 7,881 7,880,750
Barclays Capital, Inc., 3.95%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 296,983,
collateralized by Ford Motor Credit
Co. LLC, 5.11%, due at 05/03/29,
par and fair value of USD 300,000
and $289,195, respectively) ..... 297 296,625
Barclays Capital, Inc., 4.15%, 05/09/25
(Purchased on 03/21/25 to be
repurchased at USD 4,662,292,
collateralized by Valaris Ltd., 8.38%,
due at 04/30/30, par and fair value
of USD 4,462,000 and $4,467,123,
respectively) ............... 4,656 4,656,387
BNP Paribas SA, 2.44%, Open
(Purchased on 10/31/24 to be
repurchased at USD 37,325,111,
collateralized by Bonos y
Obligaciones del Estado, 0.50%,
due at 10/31/31, par and fair value of
EUR 40,000,000 and $37,093,088,
respectively)
(y)
.............. EUR 34,105 36,877,520
BNP Paribas SA, 2.45%, Open
(Purchased on 10/31/24 to be
repurchased at USD 37,542,925,
collateralized by Bonos y
Obligaciones del Estado, 0.70%,
due at 04/30/32, par and fair value of
EUR 40,000,000 and $37,044,906,
respectively)
(y)
.............. 34,302 37,091,185
BNP Paribas SA, 4.15%, Open
(Purchased on 01/30/25 to be
repurchased at USD 2,186,285,
collateralized by Next Group plc,
3.63%, due at 05/18/28, par and
fair value of GBP 1,700,000 and
$2,117,638, respectively)
(y)
..... GBP 1,683 2,174,389
BNP Paribas SA, 4.22%, Open
(Purchased on 02/20/25 to be
repurchased at USD 510,884,
collateralized by Lowe's Cos., Inc.,
1.70%, due at 10/15/30, par and fair
value of USD 600,000 and $511,854,
respectively)
(y)
.............. USD 509 508,500
Security
Par (000)
Par (000) Value
BofA Securities, Inc., 4.10%, 04/11/25
(Purchased on 03/14/25 to be
repurchased at USD 99,579,
collateralized by Xerox Holdings
Corp., 5.00%, due at 08/15/25, par
and fair value of USD 100,000 and
$98,882, respectively) ........ USD 99 $ 99,375
BofA Securities, Inc., 4.10%, 04/11/25
(Purchased on 03/14/25 to be
repurchased at USD 404,828,
collateralized by Oncor Electric
Delivery Co., 4.65%, due at
11/01/29, par and fair value of USD
400,000 and $–, respectively) ... 404 404,000
BofA Securities, Inc., 4.12%, 04/11/25
(Purchased on 03/14/25 to be
repurchased at USD 192,897,
collateralized by Prologis LP, 2.13%,
due at 04/15/27, par and fair value
of USD 200,000 and $191,326,
respectively) ............... 193 192,500
BofA Securities, Inc., 4.12%, 04/11/25
(Purchased on 03/14/25 to be
repurchased at USD 3,798,308,
collateralized by Metropolitan Life
Global Funding I, 5.05%, due at
01/08/34, par and fair value of
USD 3,800,000 and $3,791,324,
respectively) ............... 3,791 3,790,500
BofA Securities, Inc., 4.15%, 04/11/25
(Purchased on 03/14/25 to be
repurchased at USD 4,916,430,
collateralized by Oracle Corp.,
4.90%, due at 02/06/33, par and
fair value of USD 5,000,000 and
$4,916,352, respectively) ...... 4,906 4,906,250
BofA Securities, Inc., 4.15%, 04/11/25
(Purchased on 03/14/25 to be
repurchased at USD 92,441,
collateralized by QUALCOMM, Inc.,
4.80%, due at 05/20/45, par and fair
value of USD 100,000 and $91,618,
respectively) ............... 92 92,250
BofA Securities, Inc., 4.16%, 04/11/25
(Purchased on 03/14/25 to be
repurchased at USD 838,741,
collateralized by JPMorgan Chase
& Co., 3.33%, due at 04/22/52, par
and fair value of USD 1,200,000 and
$833,574, respectively) ........ 837 837,000
BofA Securities, Inc., 4.17%, 04/11/25
(Purchased on 03/14/25 to be
repurchased at USD 6,845,243,
collateralized by JPMorgan Chase
& Co., 4.95%, due at 10/22/35, par
and fair value of USD 6,900,000 and
$6,752,434, respectively) ...... 6,831 6,831,000
BofA Securities, Inc., 4.18%, 04/11/25
(Purchased on 03/14/25 to be
repurchased at USD 8,246,462,
collateralized by Warnermedia
Holdings, Inc., 5.05%, due at
03/15/42, par and fair value of
USD 9,885,000 and $7,906,061,
respectively) ............... 8,229 8,229,263

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
BofA Securities, Inc., 4.18%, 04/11/25
(Purchased on 03/14/25 to be
repurchased at USD 197,161,
collateralized by Goldman Sachs
Group, Inc. (The), 5.02%, due at
10/23/35, par and fair value of USD
200,000 and $194,471, respectively) USD 197 $ 196,750
BofA Securities, Inc., 4.18%, 04/11/25
(Purchased on 03/14/25 to be
repurchased at USD 1,207,017,
collateralized by Wells Fargo & Co.,
6.49%, due at 10/23/34, par and
fair value of USD 1,100,000 and
$1,186,665, respectively) ...... 1,205 1,204,500
Deutsche Bank AG, 0.85%, Open
(Purchased on 03/25/25 to be
repurchased at USD 2,264,818,
collateralized by Webuild SpA,
7.00%, due at 09/27/28, par and
fair value of EUR 1,860,000 and
$2,192,264, respectively)
(y)
..... EUR 2,094 2,264,551
Goldman Sachs & Co. LLC,
4.10%, Open (Purchased on
02/11/25 to be repurchased at
USD 8,114,809, collateralized by
PBF Holding Co. LLC, 6.00%, due
at 02/15/28, par and fair value of
USD 7,980,000 and $7,421,723,
respectively)
(y)
.............. USD 8,070 8,069,775
Goldman Sachs International,
2.10%, Open (Purchased on
01/30/25 to be repurchased at
USD 2,921,508, collateralized by
Verisure Midholding AB, 5.25%,
due at 02/15/29, par and fair value
of EUR 2,615,000 and $2,829,183,
respectively)
(y)
.............. EUR 2,692 2,910,391
J.P. Morgan Securities LLC,
4.10%, 04/22/25 (Purchased on
03/18/25 to be repurchased at USD
97,029, collateralized by Americold
Realty Operating Partnership LP,
5.41%, due at 09/12/34, par and fair
value of USD 100,000 and $97,640,
respectively) ............... USD 97 96,875
J.P. Morgan Securities LLC,
4.17%, 04/22/25 (Purchased on
03/18/25 to be repurchased at USD
300,111, collateralized by Bank
of America Corp., 5.02%, due at
07/22/33, par and fair value of USD
300,000 and $298,742, respectively) 300 299,625
J.P. Morgan Securities LLC,
4.17%, 04/22/25 (Purchased on
03/18/25 to be repurchased at USD
97,283, collateralized by Mondelez
International, Inc., 4.75%, due at
08/28/34, par and fair value of USD
100,000 and $97,809, respectively) 97 97,125
J.P. Morgan Securities LLC,
4.17%, 04/22/25 (Purchased on
03/18/25 to be repurchased at
USD 1,002,874, collateralized by
United Parcel Service, Inc., 5.50%,
due at 05/22/54, par and fair value
of USD 1,000,000 and $977,506,
respectively) ............... 1,001 1,001,250
Security
Par (000)
Par (000) Value
J.P. Morgan Securities LLC,
4.17%, 04/22/25 (Purchased on
03/18/25 to be repurchased at USD
1,271,183, collateralized by Toronto-
Dominion Bank (The), 3.63%, due
at 09/15/31, par and fair value of
USD 1,300,000 and $1,273,743,
respectively) ............... USD 1,269 $ 1,269,125
J.P. Morgan Securities LLC,
3.85%, Open (Purchased on
02/20/25 to be repurchased at
USD 10,154,240, collateralized by
Deutsche Bank AG, 6.12%, due
at 07/14/26, par and fair value of
USD 10,000,000 and $10,032,530,
respectively)
(y)
.............. 10,109 10,109,100
J.P. Morgan Securities LLC,
4.15%, Open (Purchased on
03/28/25 to be repurchased at USD
48,382, collateralized by Paramount
Global, 6.38%, due at 03/30/62, par
and fair value of USD 48,000 and
$46,832, respectively)
(y)
....... 48 48,360
J.P. Morgan Securities plc,
0.90%, Open (Purchased on
01/30/25 to be repurchased at USD
1,085,757, collateralized by Webuild
SpA, 7.00%, due at 09/27/28, par
and fair value of EUR 900,000 and
$1,060,773, respectively)
(y)
..... EUR 1,005 1,086,632
J.P. Morgan Securities plc,
1.45%, Open (Purchased on
01/30/25 to be repurchased at USD
3,635,253, collateralized by CTEC II
GmbH, 5.25%, due at 02/15/30, par
and fair value of EUR 3,500,000 and
$3,454,204, respectively)
(y)
..... 3,353 3,625,334
J.P. Morgan Securities plc,
2.15%, Open (Purchased on
01/30/25 to be repurchased at
USD 2,838,609, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,847,768,
respectively)
(y)
.............. 2,615 2,827,574
J.P. Morgan Securities plc,
2.20%, Open (Purchased on
01/09/25 to be repurchased at
USD 2,731,240, collateralized by
Banco Santander SA, 3.63%, due
at 12/31/79, par and fair value of
EUR 2,800,000 and $2,721,849,
respectively)
(y)
.............. 2,512 2,716,762
J.P. Morgan Securities plc,
2.20%, Open (Purchased on
01/30/25 to be repurchased at
USD 2,838,845, collateralized by
Erste Group Bank AG, 0.88%, due
at 11/15/32, par and fair value of
EUR 2,800,000 and $2,847,768,
respectively)
(y)
.............. 2,615 2,827,573

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nomura Securities International,
Inc., 3.75%, Open (Purchased
on 01/27/25 to be repurchased at
USD 202,340, collateralized by
National Fuel Gas Co., 4.75%,
due at 09/01/28, par and fair value
of USD 200,000 and $199,433,
respectively)
(y)
.............. USD 201 $ 201,000
Nomura Securities International,
Inc., 3.75%, Open (Purchased on
01/27/25 to be repurchased at USD
200,643, collateralized by Mizuho
Financial Group, Inc., 3.48%, due
at 04/12/26, par and fair value
of USD 200,000 and $197,951,
respectively)
(y)
.............. 199 199,314
Nomura Securities International,
Inc., 4.05%, Open (Purchased on
01/27/25 to be repurchased at USD
536,964, collateralized by Sammons
Financial Group, Inc., 6.88%, due
at 04/15/34, par and fair value
of USD 500,000 and $532,994,
respectively)
(y)
.............. 533 533,125
Nomura Securities International,
Inc., 4.10%, Open (Purchased on
01/27/25 to be repurchased at USD
593,293, collateralized by New
York Life Insurance Co., 3.75%,
due at 05/15/50, par and fair value
of USD 800,000 and $589,417,
respectively)
(y)
.............. 589 589,000
Nomura Securities International,
Inc., 4.15%, Open (Purchased
on 01/27/25 to be repurchased at
USD 2,433,825, collateralized by
Warnermedia Holdings, Inc., 5.39%,
due at 03/15/62, par and fair value
of USD 3,200,000 and $2,316,459,
respectively)
(y)
.............. 2,416 2,416,000
Nomura Securities International,
Inc., 4.15%, Open (Purchased on
01/27/25 to be repurchased at USD
447,654, collateralized by NetApp,
Inc., 2.70%, due at 06/22/30, par
and fair value of USD 500,000 and
$447,330, respectively)
(y)
...... 444 444,375
Nomura Securities International,
Inc., 4.20%, Open (Purchased
on 01/27/25 to be repurchased at
USD 103,769, collateralized by
Motorola Solutions, Inc., 5.60%,
due at 06/01/32, par and fair value
of USD 100,000 and $103,357,
respectively)
(y)
.............. 103 103,000
RBC Capital Markets LLC,
3.70%, Open (Purchased on
11/18/24 to be repurchased at
USD 423,384, collateralized by
Celanese US Holdings LLC, 6.95%,
due at 11/15/33, par and fair value
of USD 400,000 and $418,028,
respectively)
(y)
.............. 417 417,000
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
3.75%, Open (Purchased on
08/05/24 to be repurchased at USD
56,558, collateralized by Viasat, Inc.,
5.63%, due at 09/15/25, par and fair
value of USD 55,000 and $54,543,
respectively)
(y)
.............. USD 55 $ 55,069
RBC Capital Markets LLC,
4.00%, Open (Purchased on
11/18/24 to be repurchased at USD
2,459,850, collateralized by SMBC
Aviation Capital Finance DAC,
5.45%, due at 05/03/28, par and
fair value of USD 2,400,000 and
$2,443,217, respectively)
(y)
..... 2,423 2,423,232
RBC Capital Markets LLC,
4.00%, Open (Purchased on
03/14/25 to be repurchased at USD
1,218,952, collateralized by McAfee
Corp., 7.38%, due at 02/15/30, par
and fair value of USD 1,335,000 and
$1,181,577, respectively)
(y)
..... 1,217 1,216,519
RBC Capital Markets LLC,
4.00%, Open (Purchased on
11/18/24 to be repurchased at
USD 102,907, collateralized
by Northwestern Mutual Global
Funding, 4.71%, due at 01/10/29,
par and fair value of USD 100,000
and $100,592, respectively)
(y)
.... 101 101,375
RBC Capital Markets LLC, 4.15%, Open
(Purchased on 11/18/24 to be
repurchased at USD 308,129,
collateralized by Essential Utilities,
Inc., 4.80%, due at 08/15/27, par
and fair value of USD 300,000 and
$301,144, respectively)
(y)
...... 303 303,375
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
231,573, collateralized by Morgan
Stanley, 3.22%, due at 04/22/42, par
and fair value of USD 300,000 and
$224,665, respectively)
(y)
...... 228 228,000
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
165,639, collateralized by Elevance
Health, Inc., 6.10%, due at 10/15/52,
par and fair value of USD 157,000
and $160,497, respectively)
(y)
.... 163 163,084
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 414,076, collateralized by
Cooperatieve Rabobank UA, 4.80%,
due at 01/09/29, par and fair value
of USD 400,000 and $405,135,
respectively)
(y)
.............. 408 407,688
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
770,893, collateralized by Marsh
& McLennan Cos., Inc., 4.75%,
due at 03/15/39, par and fair value
of USD 800,000 and $759,629,
respectively)
(y)
.............. 759 759,000

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
751,595, collateralized by Arch
Capital Group US, Inc., 5.14%,
due at 11/01/43, par and fair value
of USD 800,000 and $744,449,
respectively)
(y)
.............. USD 740 $ 740,000
RBC Capital Markets LLC, 4.15%, Open
(Purchased on 11/18/24 to be
repurchased at USD 2,309,759,
collateralized by Blackstone Private
Credit Fund, 4.95%, due at 09/26/27,
par and fair value of USD 2,300,000
and $2,278,070, respectively)
(y)
.. 2,274 2,274,125
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
844,402, collateralized by Boeing
Co. (The), 5.81%, due at 05/01/50,
par and fair value of USD 900,000
and $856,783, respectively)
(y)
.... 831 831,375
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
1,559,806, collateralized by AerCap
Ireland Capital DAC, 3.40%, due
at 10/29/33, par and fair value of
USD 1,800,000 and $1,553,442,
respectively)
(y)
.............. 1,536 1,535,742
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
604,069, collateralized by Alexandria
Real Estate Equities, Inc., 4.50%,
due at 07/30/29, par and fair value
of USD 600,000 and $591,638,
respectively)
(y)
.............. 595 594,750
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 135,333, collateralized by
O'Reilly Automotive, Inc., 1.75%,
due at 03/15/31, par and fair value
of USD 162,000 and $136,284,
respectively)
(y)
.............. 133 133,245
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
146,561, collateralized by Bell
Telephone Co. of Canada or Bell
Canada, 5.10%, due at 05/11/33, par
and fair value of USD 148,000 and
$146,075, respectively)
(y)
...... 144 144,300
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 155,207, collateralized by
Met Tower Global Funding, 5.25%,
due at 04/12/29, par and fair value
of USD 150,000 and $153,573,
respectively)
(y)
.............. 153 152,812
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
961,709, collateralized by UBS
Group AG, 5.96%, due at 01/12/34,
par and fair value of USD 900,000
and $936,273, respectively)
(y)
.... USD 947 $ 946,872
RBC Capital Markets LLC,
4.15%, Open (Purchased on
12/11/24 to be repurchased at USD
1,868,091, collateralized by Valaris
Ltd., 8.38%, due at 04/30/30, par
and fair value of USD 1,800,000 and
$1,802,066, respectively)
(y)
..... 1,844 1,844,376
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 292,275, collateralized by
Nationwide Building Society, 3.96%,
due at 07/18/30, par and fair value
of USD 300,000 and $288,514,
respectively)
(y)
.............. 288 287,766
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
295,941, collateralized by Penske
Truck Leasing Co. LP, 3.40%, due
at 11/15/26, par and fair value
of USD 300,000 and $293,789,
respectively)
(y)
.............. 291 291,375
RBC Capital Markets LLC,
4.15%, Open (Purchased on
02/14/25 to be repurchased at
USD 8,377,522, collateralized by
Deutsche Bank AG, 4.50%, due
at 04/01/25, par and fair value of
USD 8,200,000 and $8,200,000,
respectively)
(y)
.............. 8,333 8,333,332
RBC Capital Markets LLC,
4.15%, Open (Purchased on
03/28/25 to be repurchased at
USD 9,356,662, collateralized by
Weatherford International Ltd.,
8.63%, due at 04/30/30, par and
fair value of USD 8,907,000 and
$9,043,954, respectively)
(y)
..... 9,352 9,352,350
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 612,449, collateralized by
American Express Co., 4.99%,
due at 05/26/33, par and fair value
of USD 600,000 and $591,383,
respectively)
(y)
.............. 603 603,000
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
485,617, collateralized by Duke
Energy Progress LLC, 3.45%, due
at 03/15/29, par and fair value
of USD 500,000 and $481,660,
respectively)
(y)
.............. 478 478,125

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 287,561, collateralized by
Continental Resources, Inc., 2.27%,
due at 11/15/26, par and fair value
of USD 300,000 and $287,616,
respectively)
(y)
.............. USD 283 $ 283,125
RBC Capital Markets LLC,
4.15%, Open (Purchased on
03/14/25 to be repurchased at
USD 1,932,095, collateralized by
Sirius XM Radio LLC, 5.50%, due
at 07/01/29, par and fair value of
USD 1,975,000 and $1,906,904,
respectively)
(y)
.............. 1,928 1,928,094
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 220,400, collateralized by
Home Depot, Inc. (The), 5.88%,
due at 12/16/36, par and fair value
of USD 200,000 and $213,838,
respectively)
(y)
.............. 217 217,000
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
2,174,738, collateralized by Pfizer
Investment Enterprises Pte. Ltd.,
4.45%, due at 05/19/26, par and
fair value of USD 2,100,000 and
$2,103,379, respectively)
(y)
..... 2,141 2,141,186
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 892,393, collateralized by
Cigna Group (The), 3.40%, due
at 03/01/27, par and fair value
of USD 900,000 and $882,526,
respectively)
(y)
.............. 879 878,625
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
87,982, collateralized by National
Health Investors, Inc., 3.00%, due at
02/01/31, par and fair value of USD
100,000 and $86,619, respectively)
(y)
87 86,625
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 186,121, collateralized by
JPMorgan Chase & Co., 2.07%,
due at 06/01/29, par and fair value
of USD 200,000 and $185,175,
respectively)
(y)
.............. 183 183,250
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
293,275, collateralized by KKR
Group Finance Co. VI LLC, 3.75%,
due at 07/01/29, par and fair value
of USD 300,000 and $289,522,
respectively)
(y)
.............. 289 288,750
Security
Par (000)
Par (000) Value
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
704,748, collateralized by Canadian
Imperial Bank of Commerce, 4.63%,
due at 09/11/30, par and fair value
of USD 700,000 and $693,868,
respectively)
(y)
.............. USD 694 $ 693,875
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
213,798, collateralized by Morgan
Stanley, 6.41%, due at 11/01/29, par
and fair value of USD 200,000 and
$211,096, respectively)
(y)
....... 211 210,500
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at USD
475,460, collateralized by CSX
Corp., 4.75%, due at 05/30/42, par
and fair value of USD 500,000 and
$458,865, respectively)
(y)
...... 468 468,125
RBC Capital Markets LLC,
4.15%, Open (Purchased on
11/18/24 to be repurchased at
USD 1,222,993, collateralized by
Dominion Energy, Inc., 3.38%, due
at 04/01/30, par and fair value of
USD 1,300,000 and $1,214,883,
respectively)
(y)
.............. 1,204 1,204,125
RBC Europe Ltd., 2.15%, Open
(Purchased on 01/30/25 to be
repurchased at USD 2,921,750,
collateralized by Verisure Midholding
AB, 5.25%, due at 02/15/29, par
and fair value of EUR 2,615,000 and
$2,829,183, respectively)
(y)
..... EUR 2,692 2,910,391
RBC Europe Ltd., 4.48%, Open
(Purchased on 10/31/24 to be
repurchased at USD 27,277,468,
collateralized by U.K. Treasury
Inflation Linked Bonds, 0.13%, due
at 03/22/46, par and fair value of
GBP 18,086,000 and $24,121,086,
respectively)
(y)
.............. GBP 20,719 26,763,483
Total Borrowed Bond Agreements — 0.6%
(Cost: $252,862,319) ............................. 253,289,193
Foreign Government Obligations — 0.1%
Brazil — 0.0%
Letras do Tesouro Nacional Treasury
Bills, 15.00%
,
01/01/26
(z)
....... BRL 50 7,914,798
Egypt — 0.0%
Arab Republic of Egypt Treasury Bills
(z)
28.40%, 05/06/25 ........... EGP 13,850 264,368
26.29%, 07/29/25 ........... 18,775 340,777
26.06%, 11/18/25 ........... 435,625 7,387,923
25.66%, 12/16/25 ........... 796,975 13,192,560
21,185,628

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Nigeria — 0.1%
Federal Republic of Nigeria Treasury
Bills, 28.27%
,
12/11/25
(z)
....... NGN 46,164,652 $ 26,291,331
Total Foreign Government Obligations — 0.1%
(Cost: $54,137,590) .............................. 55,391,757
Shares
Shares
Money Market Funds — 4.9%
(s)(aa)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.50%
(ab)
...... 397,309,921 397,508,576
BlackRock Liquidity Funds, T-Fund,
Institutional Class, 4.22% ...... 1,605,689,820 1,605,689,820
Total Money Market Funds — 4.9%
(Cost: $2,003,178,555) ........................... 2,003,198,396
Total Short-Term Securities — 5.6%
(Cost: $2,310,178,464) ........................... 2,311,879,346
Total Options Purchased — 0.4%
(Cost: $188,252,362 ) ............................. 168,735,084
Total Investments Before Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 142.1%
(Cost: $59,345,656,005) ........................... 58,871,965,236
Total Options Written — (0.2)%
(Premiums Received — $(79,759,667)) ................ (98,186,382)
Par (000)
Pa r (000)
Borrowed Bonds
Corporate Bond — (0.0)%
United States — (0.0)%
Oncor Electric Delivery Co. LLC,
4.65% ,  11/01/29
(c)
........... USD (400) (400,397)
Corporate Bonds — (0.4)%
Austria — (0.0)%
Erste Group Bank AG, (5-Year
EURIBOR ICE Swap Rate + 1.10%),
0.88% ,  11/15/32
(a)
........... EUR (5,600) (5,695,536)
Canada — (0.0)%
Bank of Nova Scotia (The):
1.35% ,  06/24/26 ............ USD (400) (385,209)
4.85% ,  02/01/30 ............ (100) (100,577)
Bell Telephone Co. of Canada or Bell
Canada, 5.10% ,  05/11/33 ...... (148) (146,075)
Canadian Imperial Bank of Commerce,
(1-day SOFR + 1.34%),
4.63% ,  09/11/30
(a)
........... (700) (693,868)
Toronto-Dominion Bank (The), (5-
Year USD Swap Semi + 2.21%),
3.63% ,  09/15/31
(a)
........... (1,300) (1,273,743)
(2,599,472)
Germany — (0.1)%
CTEC II GmbH, 5.25% ,  02/15/30 ... EUR (3,500) (3,454,204)
Deutsche Bank AG:
4.50% ,  04/01/25 ............ USD (8,200) (8,200,000)
Security
Par (000)
Par (000) Value
Germany (continued)
(1-day SOFR + 3.19%),
6.12% ,  07/14/26
(a)
......... USD (10,000) $ (10,032,530)
(21,686,734)
Ireland — (0.0)%
AerCap Ireland Capital DAC:
3.40% ,  10/29/33 ............ (1,800) (1,553,442)
6.15% ,  09/30/30 ............ (400) (422,137)
SMBC Aviation Capital Finance DAC
(c)
:
2.30% ,  06/15/28 ............ (1,900) (1,759,455)
5.45% ,  05/03/28 ............ (2,400) (2,443,217)
(6,178,251)
Italy — (0.0)%
Webuild SpA:
3.63% ,  01/28/27 ............ EUR (2,970) (3,213,307)
7.00% ,  09/27/28 ............ (2,760) (3,253,037)
(6,466,344)
Japan — (0.0)%
Mizuho Financial Group, Inc.,
3.48% ,  04/12/26
(c)
........... USD (200) (197,951)
Netherlands — (0.0)%
Cooperatieve Rabobank UA,
4.80% ,  01/09/29 ............ (400) (405,135)
Spain — (0.0)%
Banco Santander SA, (5-Year
EURIBOR ICE Swap Rate + 3.76%),
3.63%
(a)(o)
................. EUR (2,800) (2,721,849)
Telefonica Emisiones SA,
5.52% ,  03/01/49 ............ USD (400) (365,715)
(3,087,564)
Sweden — (0.0)%
Verisure Midholding AB,
5.25% ,  02/15/29 ............ EUR (5,230) (5,658,366)
Switzerland — (0.0)%
UBS Group AG, (1-Year US Treasury
Yield Curve Rate T Note Constant
Maturity + 2.20%), 5.96% ,  01/12/34
(a)
(c)
...................... USD (900) (936,273)
United Kingdom — (0.0)%
AstraZeneca plc, 4.38% ,  08/17/48 .. (100) (85,960)
Nationwide Building Society,
3.96% ,  07/18/30
(a)(c)
.......... (300) (288,514)
Next Group plc, 3.63% ,  05/18/28 ... GBP (1,700) (2,117,638)
(2,492,112)
United States — (0.3)%
Alexandria Real Estate Equities, Inc.,
4.50% ,  07/30/29 ............ USD (600) (591,638)
American Express Co., (1-day SOFR +
2.26%), 4.99% ,  05/26/33
(a)
..... (600) (591,383)
Americold Realty Operating Partnership
LP, 5.41% ,  09/12/34 .......... (100) (97,640)
Arch Capital Group US, Inc.,
5.14% ,  11/01/43 ............ (800) (744,449)
Aviation Capital Group LLC,
3.50% ,  11/01/27
(c)
........... (100) (96,600)
Bank of America Corp.
(a)
:
(1-day SOFR + 1.37%),
1.92% ,  10/24/31 .......... (100) (85,568)
(3-mo. CME Term SOFR + 1.25%),
2.50% ,  02/13/31 .......... (100) (89,770)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
(3-mo. CME Term SOFR + 1.44%),
3.19% ,  07/23/30 .......... USD (200) $ (187,570)
(1-day SOFR + 2.16%),
5.02% ,  07/22/33 .......... (300) (298,742)
Blackstone Private Credit Fund,
4.95% ,  09/26/27
(c)
........... (2,300) (2,278,070)
Boeing Co. (The), 5.81% ,  05/01/50 .. (900) (856,783)
CDW LLC, 5.55% ,  08/22/34 ....... (1,200) (1,185,983)
Celanese US Holdings LLC,
6.95% ,  11/15/33
(h)
........... (400) (418,028)
Charter Communications Operating
LLC, 5.05% ,  03/30/29 ......... (300) (298,614)
Cigna Group (The), 3.40% ,  03/01/27 . (900) (882,526)
Continental Resources, Inc.,
2.27% ,  11/15/26
(c)
........... (300) (287,616)
CSX Corp., 4.75% ,  05/30/42 ...... (500) (458,865)
Dominion Energy, Inc., Series C,
3.38% ,  04/01/30 ............ (1,300) (1,214,883)
Duke Energy Progress LLC,
3.45% ,  03/15/29 ............ (500) (481,660)
Elevance Health, Inc., 6.10% ,  10/15/52 (157) (160,497)
Essential Utilities, Inc., 4.80% ,  08/15/27 (300) (301,144)
Ford Motor Co., 5.29% ,  12/08/46 ... (2,900) (2,335,333)
Ford Motor Credit Co. LLC,
5.11% ,  05/03/29 ............ (300) (289,195)
Goldman Sachs Group, Inc.
(The), (1-day SOFR + 1.42%),
5.02% ,  10/23/35
(a)
........... (200) (194,471)
Great Lakes Dredge & Dock Corp.,
5.25% ,  06/01/29
(c)
........... (8,696) (7,874,455)
Home Depot, Inc. (The),
5.88% ,  12/16/36 ............ (200) (213,838)
JPMorgan Chase & Co.
(a)
:
(1-day SOFR + 1.07%),
1.95% ,  02/04/32 .......... (200) (170,139)
(1-day SOFR + 1.02%),
2.07% ,  06/01/29 .......... (200) (185,175)
(1-day SOFR + 1.18%),
2.55% ,  11/08/32 .......... (1,300) (1,124,320)
(1-day SOFR + 1.58%),
3.33% ,  04/22/52 .......... (1,200) (833,574)
(1-day SOFR + 1.34%),
4.95% ,  10/22/35 .......... (6,900) (6,752,434)
KKR Group Finance Co. VI LLC,
3.75% ,  07/01/29
(c)
........... (300) (289,522)
Lowe's Cos., Inc., 1.70% ,  10/15/30 .. (600) (511,854)
Marsh & McLennan Cos., Inc.,
4.75% ,  03/15/39 ............ (800) (759,629)
McAfee Corp., 7.38% ,  02/15/30
(c)
... (1,335) (1,181,577)
Met Tower Global Funding,
5.25% ,  04/12/29
(c)
........... (150) (153,573)
Metropolitan Life Global Funding I,
5.05% ,  01/08/34
(c)
........... (3,800) (3,791,324)
MGM Resorts International,
6.13% ,  09/15/29 ............ (1,730) (1,712,856)
Mondelez International, Inc.,
4.75% ,  08/28/34 ............ (100) (97,809)
Morgan Stanley
(a)
:
(1-day SOFR + 1.49%),
3.22% ,  04/22/42 .......... (300) (224,665)
(1-day SOFR + 1.83%),
6.41% ,  11/01/29 .......... (200) (211,096)
Mosaic Co. (The), 4.05% ,  11/15/27 .. (2,000) (1,972,454)
Motorola Solutions, Inc.,
5.60% ,  06/01/32 ............ (100) (103,357)
National Fuel Gas Co., 4.75% ,  09/01/28 (200) (199,433)
Security
Par (000)
Par (000) Value
United States (continued)
National Health Investors, Inc.,
3.00% ,  02/01/31 ............ USD (100) $ (86,619)
NetApp, Inc., 2.70% ,  06/22/30 ..... (500) (447,330)
New York Life Insurance Co.,
3.75% ,  05/15/50
(c)
........... (800) (589,417)
Northwestern Mutual Global Funding,
4.71% ,  01/10/29
(c)
........... (100) (100,592)
Oracle Corp., 4.90% ,  02/06/33 ..... (5,000) (4,916,352)
O'Reilly Automotive, Inc.,
1.75% ,  03/15/31 ............ (162) (136,284)
Paramount Global, (5-Year US
Treasury Yield Curve Rate T
Note Constant Maturity + 4.00%),
6.38% ,  03/30/62
(a)
........... (48) (46,832)
Park River Holdings, Inc.,
5.63% ,  02/01/29
(c)
........... (3,983) (3,125,493)
PBF Holding Co. LLC, 6.00% ,  02/15/28 (7,980) (7,421,723)
Penske Truck Leasing Co. LP,
3.40% ,  11/15/26
(c)
........... (300) (293,789)
Pfizer Investment Enterprises Pte. Ltd.,
4.45% ,  05/19/26 ............ (2,100) (2,103,379)
Prologis LP, 2.13% ,  04/15/27 ...... (200) (191,326)
QUALCOMM, Inc., 4.80% ,  05/20/45 . (100) (91,618)
Sammons Financial Group, Inc.,
6.88% ,  04/15/34
(c)
........... (500) (532,994)
Sirius XM Radio LLC,
5.50% ,  07/01/29
(c)
........... (1,975) (1,906,904)
Targa Resources Corp.,
5.20% ,  07/01/27 ............ (300) (303,551)
Union Pacific Corp., 3.95% ,  08/15/59 (700) (521,163)
United Parcel Service, Inc.,
5.50% ,  05/22/54 ............ (1,000) (977,506)
Valaris Ltd., 8.38% ,  04/30/30
(c)
..... (6,262) (6,269,189)
Viasat, Inc., 5.63% ,  09/15/25
(c)
..... (55) (54,543)
Walt Disney Co. (The), 4.63% ,  03/23/40 (400) (376,208)
Warnermedia Holdings, Inc.:
5.05% ,  03/15/42 ............ (9,885) (7,906,061)
5.39% ,  03/15/62 ............ (3,200) (2,316,459)
Weatherford International Ltd.,
8.63% ,  04/30/30
(c)
........... (8,907) (9,043,954)
Wells Fargo & Co.
(a)
:
(3-mo. CME Term SOFR + 1.57%),
3.58% ,  05/22/28 .......... (100) (97,907)
(1-day SOFR + 2.06%),
6.49% ,  10/23/34 .......... (1,100) (1,186,665)
Xerox Holdings Corp.,
5.00% ,  08/15/25
(c)
........... (100) (98,882)
(93,932,852)
Foreign Government Obligations — (0.2)%
Spain — (0.2)%
Bonos y Obligaciones del Estado
(c)
:
0.50% ,  10/31/31 ............ EUR (40,000) (37,093,088)
0.70% ,  04/30/32 ............ (40,000) (37,044,906)
(74,137,994)
United Kingdom — (0.0)%
U.K. Treasury Inflation Linked Bonds,
0.13% ,  03/22/46 ............ GBP (27,481) (24,121,087)
Total Borrowed Bonds — (0.6)%
(Proceeds: $(282,464,003)) ........................
(247,996,068)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments
Uniform Mortgage-Backed Securities
(u)
3.00% ,  04/25/55 ............ USD (7,949) $ (6,888,310)
4.00% ,  04/25/55 ............ (239) (222,679)
4.50% ,  04/25/55 - 06/25/55 ..... (3,679,626) (3,517,987,702)
6.50% ,  04/25/55 - 06/25/55 ..... (5,368,814) (5,530,406,763)
6.00% ,  06/25/55 ............ (542,500) (549,841,652)
Total TBA Sale Commitments — (23.2)%
(Proceeds: $(9,576,430,051)) ....................... (9,605,347,106)
Investments Sold Short
Corporate Bonds
United States — (0.0)%
AthenaHealth Group, Inc., 6.50%
,
02/15/30
(c)
................ (1,335) (1,252,246)
McAfee Corp., 7.38%
,
02/15/30
(c)
... (1,335) (1,181,577)
Security
Par (000)
Par (000) Value
United States — (0.0)% (continued)
PG&E Corp., 5.25%
,
07/01/30 ..... USD (100) $ (95,999)
(2,529,822)
Total Corporate Bonds — (0.0)%
(Proceeds: $(2,518,642)) .......................... (2,529,822)
U.S. Treasury Obligations
U.S. Treasury Notes 3.88%, 03/15/28 (240,000) (239,962,500)
Total U.S. Treasury Obligations — (0.6)%
(Proceeds: $(240,236,719)) ........................
(239,962,500)
Total Investments Sold Short — (0.6)%
(Proceeds: $(242,755,361) ) ........................ (242,492,322)
Total Investments Net of Options Written, Borrowed Bonds, TBA
Sale Commitments and Investments Sold Short — 117.5%
(Cost: $49,164,246,923) ........................... 48,677,943,358
Liabilities in Excess of Other Assets — (17.5)% ........... (7,254,720,416)
Net Assets — 100.0% .............................. $ 41,423,222,942
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Rounds to less than 1,000.
(h)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)
Zero-coupon bond.
(j)
All or a portion of this security is on loan.
(k)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $426,540,217, representing 1.03% of its net assets as of period end, and an original cost of $395,235,066.
(l)
All or a portion of the security is held by a wholly-owned subsidiary.
(m)
Investment does not issue shares.
(n)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(o)
Perpetual security with no stated maturity date.
(p)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(q)
Convertible security.
(r)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(s)
Affiliate of the Fund.
(t)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(u)
Represents or includes a TBA transaction.
(v)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(w)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(x)
Certain agreements have no stated maturity and can be terminated by either party at any time.
(y)
The amount to be repurchased assumes the maturity will be the day after the period end.
(z)
Rates are discount rates or a range of discount rates as of period end.
(aa)
Annualized 7-day yield as of period end.
(ab)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/25
Shares
Held at
03/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 274,663,970 $ 122,833,885
(a)
$ — $ 8,636 $ 2,085 $ 397,508,576 397,309,921 $ 923,895
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 580,142,900 1,025,546,920
(a)
— — — 1,605,689,820 1,605,689,820 10,396,483 —
iShares 0-5 Year TIPS Bond
ETF ................ 40,410,014 — — — 1,152,850 41,562,864 401,690 58,127 —
iShares AAA CLO Active ETF . 15,531,000 — — — 3,000 15,534,000 300,000 138,991 —
iShares Biotechnology ETF
(c)
. 22,488,921 — (22,585,771) (1,752,883) 1,849,733 — — 20,611 —
iShares Bitcoin Trust ETF ... 89,715,136 40,852,767 (16,920,376) (2,697,968) (11,544,218) 99,405,341 2,123,592 — —
iShares Broad USD High Yield
Corporate Bond ETF
(c)
... 66,611,864 — (67,678,233) 571,632 494,737 — — 387,995 —
iShares High Yield Muni Active
ETF ................ — 20,029,680 — — (415,800) 19,613,880 396,000 46,661 —
iShares iBoxx $ High Yield
Corporate Bond ETF .... 49,797,483 524,544,812 (360,573,539) (3,388,493) (848,423) 209,531,840 2,656,000 2,213,987 —
iShares iBoxx $ Investment
Grade Corporate Bond ETF 19,956,430 222,343,639 (205,466,640) (590,203) 905,712 37,148,938 341,788 251,786 —
iShares Latin America 40 ETF
(c)
6,725,492 — (7,774,691) (266,952) 1,316,151 — — — —
iShares MSCI Brazil ETF ... 6,709,421 — — — 995,534 7,704,955 298,064 — —
iShares Russell Mid-Cap
Growth ETF
(c)
......... 6,069,171 — (5,760,607) 1,194,862 (1,503,426) — — 4,739 —
$ (6,921,369) $ (7,592,065) $ 2,433,700,214 $ 14,443,275 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bobl ............................................................... 7,645 06/06/25 $ 973,716 $ 271,245
Euro-BTP ............................................................... 336 06/06/25 42,697 104,331
Euro-Schatz ............................................................. 5,131 06/06/25 593,402 859,830
OSE Nikkei 225 Index ....................................................... 94 06/12/25 22,598 (310,678)
Japan 10-Year Bond ........................................................ 5 06/13/25 4,614 12,373
Australia 10-Year Bond ...................................................... 2,376 06/16/25 167,259 872,169
CBOE Volatility Index ....................................................... 25 06/18/25 510 (17,687)
EURO STOXX 50 Index ..................................................... 3,045 06/20/25 30,104 (1,003,858)
U.S. Treasury 5-Year Note .................................................... 57,542 06/30/25 6,230,270 44,905,033
CBOE Volatility Index ....................................................... 20 08/20/25 411 14,803
CBOE Volatility Index ....................................................... 15 10/22/25 309 (6,598)
CBOE Volatility Index ....................................................... 15 11/19/25 308 6,705
ECX Emission
(a)
........................................................... 52 12/15/25 3,822 (184,441)
3-mo. SONIA Index ......................................................... 765 03/17/26 237,326 138,964
3-mo. EURIBOR .......................................................... 405 06/15/26 107,314 139,485
3-mo. SOFR ............................................................. 826 09/15/26 199,427 214,034
46,015,710
Short Contracts
CBOE Volatility Index ....................................................... 60 04/16/25 1,251 (9,854)
CME Bitcoin
(a)
............................................................ 10 04/25/25 4,136 (21,870)
CBOE Volatility Index ....................................................... 5 05/21/25 102 4,301
CME Bitcoin
(a)
............................................................ 46 05/30/25 19,157 417,063
Euro-BTP ............................................................... 2,232 06/06/25 259,423 (621,188)
Euro-Bund .............................................................. 4,587 06/06/25 638,987 (3,294,285)
Euro-Buxl ............................................................... 1,537 06/06/25 198,205 9,096,158
Euro-OAT ............................................................... 1,387 06/06/25 184,006 2,753,323
Australia 3-Year Bond ....................................................... 613 06/16/25 40,794 (52,388)
Korea 10-Year Bond ........................................................ 506 06/17/25 40,995 25,360
Korea 3-Year Bond ......................................................... 563 06/17/25 40,899 26,088
U.S. Treasury 10-Year Note ................................................... 17,982 06/18/25 2,003,588 (8,391,653)
U.S. Treasury 10-Year Ultra Note ............................................... 16,923 06/18/25 1,936,361 (28,334,717)
U.S. Treasury Long Bond ..................................................... 3,593 06/18/25 422,963 (1,582,701)
U.S. Treasury Ultra Bond ..................................................... 5,759 06/18/25 707,817 (7,944,000)
Canada 10-Year Bond ....................................................... 1,768 06/19/25 152,529 (855,890)
EURO STOXX 50 Index ..................................................... 802 06/20/25 45,250 1,493,262
Nasdaq-100 E-Mini Index ..................................................... 375 06/20/25 145,796 2,429,281
Russell 2000 E-Mini Index .................................................... 300 06/20/25 30,407 508,023
S&P 500 E-Mini Index ....................................................... 611 06/20/25 172,707 2,024,489
Long Gilt ................................................................ 1,039 06/26/25 123,060 (77,072)
U.S. Treasury 2-Year Note .................................................... 35,289 06/30/25 7,313,370 (7,509,911)
CBOE Volatility Index ....................................................... 10 07/16/25 206 (8,748)
3-mo. SOFR ............................................................. 2,486 03/17/26 599,064 (1,938,091)
(41,865,020)
$ 4,150,690
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 83,007,000 HKD 643,312,551 UBS AG 04/01/25 $ 334,420
BRL 304,954,790 USD 52,188,905 Barclays Bank plc 04/02/25 1,251,463
BRL 338,869,020 USD 58,706,741 Citibank NA 04/02/25 676,767

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 165,667,880 USD 28,872,060 Morgan Stanley & Co. International plc 04/02/25 $ 159,629
BRL 73,575,264 USD 12,815,758 State Street Bank and Trust Co. 04/02/25 77,593
USD 20,762,445 BRL 117,777,876 Goldman Sachs International 04/02/25 123,015
TRY 306,852,397 USD 7,935,154 Citibank NA 04/07/25 91,364
USD 17,361,570 IDR 283,826,943,361 Bank of America NA 04/08/25 313,788
TRY 159,885,000 USD 4,125,000 UBS AG 04/11/25 33,681
PLN 119,652,720 USD 30,315,351 Morgan Stanley & Co. International plc 04/14/25 565,581
EUR 2,707,268 USD 2,924,691 UBS AG 04/16/25 4,863
INR 4,542,816,365 USD 52,038,317 Citibank NA 04/16/25 1,051,702
INR 1,048,414,500 USD 12,030,000 JPMorgan Chase Bank NA 04/16/25 222,387
USD 368,360 EUR 337,926 Deutsche Bank AG 04/16/25 2,688
TRY 774,404,953 USD 19,631,684 HSBC Bank plc 04/21/25 242,650
TRY 372,888,164 USD 9,444,476 JPMorgan Chase Bank NA 04/21/25 125,328
AUD 33,118,111 USD 20,653,782 Deutsche Bank AG 04/24/25 43,756
BRL 521,400,868 USD 90,561,548 Deutsche Bank AG 04/24/25 436,528
COP 68,755,096,760 GBP 12,598,000 Morgan Stanley & Co. International plc 04/24/25 119,802
CZK 1,218,883,916 USD 52,798,497 Goldman Sachs International 04/24/25 30,176
CZK 1,230,616,009 USD 53,285,000 HSBC Bank plc 04/24/25 52,163
EUR 26,423,000 GBP 22,132,485 Bank of America NA 04/24/25 16,772
EUR 19,177,171 USD 20,644,896 Barclays Bank plc 04/24/25 115,901
EUR 57,229,400 USD 61,853,787 HSBC Bank plc 04/24/25 101,542
EUR 28,044,317 USD 30,306,969 Nomura International plc 04/24/25 53,211
INR 1,327,530,695 USD 15,376,418 HSBC Bank plc 04/24/25 126,857
JPY 888,112,201 USD 5,918,034 Bank of America NA 04/24/25 17,714
RON 35,826,511 USD 7,765,543 Goldman Sachs International 04/24/25 11,775
THB 1,471,034,480 USD 43,307,116 Barclays Bank plc 04/24/25 119,841
THB 1,267,105,722 USD 37,326,000 Standard Chartered Bank 04/24/25 80,701
USD 10,630,092 CLP 9,933,076,867 Bank of America NA 04/24/25 169,916
USD 5,963,527 CLP 5,569,039,689 BNP Paribas SA 04/24/25 98,966
USD 35,262,500 COP 147,784,784,875 HSBC Bank plc 04/24/25 27,947
USD 91,984,767 EUR 84,854,291 UBS AG 04/24/25 123,320
USD 20,700,667 MXN 421,693,287 Goldman Sachs International 04/24/25 156,464
USD 130,764 PHP 7,492,123 HSBC Bank plc 04/24/25 20
USD 14,126,333 SGD 18,911,415 BNP Paribas SA 04/24/25 33,280
USD 8,250,000 SGD 11,038,269 State Street Bank and Trust Co. 04/24/25 24,126
TRY 494,423,895 USD 12,425,833 Barclays Bank plc 04/30/25 108,903
BRL 27,267,390 USD 4,696,521 Barclays Bank plc 05/05/25 52,709
BRL 4,211,456 USD 726,758 Deutsche Bank AG 05/05/25 6,762
BRL 271,714,928 USD 47,131,000 Goldman Sachs International 05/05/25 194,275
CLP 132,266,600 USD 139,138 Citibank NA 05/07/25 136
USD 2,106 AUD 3,344 Toronto Dominion Bank 05/07/25 16
USD 264,142 CNY 1,912,200 Bank of America NA 05/07/25 268
USD 548,867 COP 2,271,029,400 Bank of America NA 05/07/25 8,378
USD 6,360,613 EUR 5,846,593 Deutsche Bank AG 05/07/25 26,602
USD 330,022 MXN 6,780,500 UBS AG 05/07/25 277
USD 12,855,612 TRY 498,953,939 Barclays Bank plc 05/07/25 315,829
USD 62,129,820 TRY 2,409,864,198 HSBC Bank plc 05/07/25 1,564,763
USD 37,232,015 TRY 1,443,448,692 UBS AG 05/07/25 955,052
USD 109,092 TWD 3,569,700 Bank of America NA 05/07/25 1,490
ZAR 5,783,467 USD 312,070 State Street Bank and Trust Co. 05/07/25 2,486
USD 440,718 EUR 401,465 Deutsche Bank AG 05/14/25 5,605
USD 18,617,980 ZAR 338,974,478 HSBC Bank plc 05/14/25 192,393
USD 15,120,046 ZAR 277,010,203 Nomura International plc 05/14/25 62,642
USD 83,550,263 HKD 648,007,485 Deutsche Bank AG 05/16/25 174,392
USD 20,000,000 HKD 155,110,000 JPMorgan Chase Bank NA 05/16/25 42,775
THB 1,796,157,889 USD 53,006,875 Barclays Bank plc 05/20/25 120,123
USD 8,746,129 CNY 63,094,793 Bank of America NA 05/20/25 32,199
USD 95,459,503 COP 395,951,701,443 Morgan Stanley & Co. International plc 05/20/25 1,403,552
USD 35,483,442 CZK 816,409,169 Toronto Dominion Bank 05/20/25 78,225
USD 3,728,715 EUR 3,422,582 Deutsche Bank AG 05/20/25 17,970
USD 7,703,358 HUF 2,841,869,721 State Street Bank and Trust Co. 05/20/25 93,550
USD 26,579,496 IDR 436,408,744,601 JPMorgan Chase Bank NA 05/20/25 443,849
USD 115,535,045 KRW 152,458,890,000 Citibank NA 05/20/25 11,841,961

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 70,512,441 MXN 1,428,307,059 Barclays Bank plc 05/20/25 $ 1,175,183
USD 12,619,086 MXN 255,171,203 JPMorgan Chase Bank NA 05/20/25 231,784
USD 47,213,944 MYR 208,685,634 Goldman Sachs International 05/20/25 56,534
USD 72,685,379 PLN 280,645,518 State Street Bank and Trust Co. 05/20/25 353,943
USD 53,444,673 THB 1,796,157,889 BNP Paribas SA 05/20/25 317,674
USD 8,283,262 ZAR 151,929,372 Credit Agricole Corporate & Investment Bank SA 05/20/25 29,014
USD 113,125,651 ZAR 2,082,179,424 Morgan Stanley & Co. International plc 05/20/25 1,871
USD 20,512,732 KRW 29,605,000,000 HSBC Bank plc 05/21/25 376,181
EGP 624,950,130 USD 11,793,411 Societe Generale SA 05/27/25 225,240
TRY 170,737,442 USD 4,148,140 Barclays Bank plc 05/27/25 39,889
TRY 740,095,683 USD 17,970,030 State Street Bank and Trust Co. 05/27/25 183,824
USD 17,084,629 IDR 283,826,943,361 Bank of America NA 05/28/25 93,613
USD 83,550,263 HKD 647,815,319 Bank of America NA 05/29/25 174,950
TRY 231,428,415 USD 5,627,713 Barclays Bank plc 06/02/25 7,985
USD 12,583,119 MXN 255,171,203 Morgan Stanley & Co. International plc 06/06/25 223,931
AUD 13,180,000 NZD 14,444,358 Deutsche Bank AG 06/18/25 24,246
BRL 119,696,571 USD 20,206,250 Barclays Bank plc 06/18/25 426,757
CAD 8,301,200 JPY 858,966,670 Citibank NA 06/18/25 14,005
CAD 8,301,200 JPY 852,757,372 JPMorgan Chase Bank NA 06/18/25 55,765
CAD 5,960,000 USD 4,156,289 Morgan Stanley & Co. International plc 06/18/25 1,380
CHF 3,640,000 JPY 616,862,755 Deutsche Bank AG 06/18/25 3,878
EUR 9,557,075 SEK 103,400,000 UBS AG 06/18/25 45,056
EUR 11,501,625 USD 12,461,859 Barclays Bank plc 06/18/25 29,324
EUR 38,000,000 USD 41,166,733 BNP Paribas SA 06/18/25 102,648
EUR 1,991,621 USD 2,162,289 JPMorgan Chase Bank NA 06/18/25 684
GBP 33,206,063 AUD 67,796,933 JPMorgan Chase Bank NA 06/18/25 500,681
INR 1,795,888,000 USD 20,450,252 Royal Bank of Canada 06/18/25 441,213
JPY 3,457,914,667 CAD 33,204,800 Citibank NA 06/18/25 92,260
JPY 2,602,203,506 CAD 24,897,614 Deutsche Bank AG 06/18/25 132,336
JPY 2,611,116,054 CAD 24,893,462 JPMorgan Chase Bank NA 06/18/25 195,172
JPY 620,656,691 CHF 3,640,000 Barclays Bank plc 06/18/25 21,637
JPY 1,237,390,044 CHF 7,280,000 Deutsche Bank AG 06/18/25 16,889
JPY 2,482,040,880 USD 16,601,203 Goldman Sachs International 06/18/25 91,458
JPY 13,552,839,114 USD 90,968,990 JPMorgan Chase Bank NA 06/18/25 178,962
NOK 89,800,000 SEK 83,850,301 Barclays Bank plc 06/18/25 154,977
NOK 87,900,000 SEK 83,491,375 BNP Paribas SA 06/18/25 10,258
NOK 223,300,000 SEK 210,024,971 Goldman Sachs International 06/18/25 233,485
NOK 262,900,000 SEK 249,672,418 JPMorgan Chase Bank NA 06/18/25 34,861
PHP 966,582,152 USD 16,824,755 Bank of America NA 06/18/25 25,812
PHP 42,800,000 USD 744,815 BNP Paribas SA 06/18/25 1,324
SEK 127,547,510 EUR 11,621,641 UBS AG 06/18/25 126,164
SEK 250,065,382 NOK 262,800,000 JPMorgan Chase Bank NA 06/18/25 13,920
SEK 83,062,705 USD 8,297,800 JPMorgan Chase Bank NA 06/18/25 3,872
USD 104,831,611 AUD 167,078,304 ANZ Banking Group Ltd. 06/18/25 365,656
USD 40,172,136 AUD 63,631,432 Deutsche Bank AG 06/18/25 386,490
USD 20,053,052 AUD 31,870,985 HSBC Bank plc 06/18/25 125,672
USD 20,975,872 AUD 33,204,734 JPMorgan Chase Bank NA 06/18/25 214,563
USD 222,268,756 AUD 350,087,000 Natwest Markets plc 06/18/25 3,376,345
USD 19,722,210 AUD 31,176,000 State Street Bank and Trust Co. 06/18/25 229,370
USD 32,082,263 CAD 45,863,126 Citibank NA 06/18/25 88,351
USD 4,169,523 CAD 5,930,000 Credit Agricole Corporate & Investment Bank SA 06/18/25 32,782
USD 8,290,000 CAD 11,811,754 Deutsche Bank AG 06/18/25 50,174
USD 8,310,000 CAD 11,852,019 Toronto Dominion Bank 06/18/25 42,084
USD 21,184,292 CHF 18,420,000 HSBC Bank plc 06/18/25 170,752
USD 71,346,379 CNY 513,088,840 Bank of America NA 06/18/25 352,466
USD 2,699,891 CNY 19,312,000 Citibank NA 06/18/25 27,772
USD 14,677,467 CNY 105,566,184 Credit Agricole Corporate & Investment Bank SA 06/18/25 70,725
USD 20,202,061 CNY 145,377,821 HSBC Bank plc 06/18/25 86,752
USD 4,390,895 DKK 29,779,000 Natwest Markets plc 06/18/25 52,885
USD 585,907,819 EUR 535,266,236 Barclays Bank plc 06/18/25 4,589,221
USD 30,968,553 EUR 28,470,000 BNP Paribas SA 06/18/25 49,097
USD 8,938,435 EUR 8,200,000 Credit Agricole Corporate & Investment Bank SA 06/18/25 32,937
USD 298,675,359 EUR 273,855,258 Deutsche Bank AG 06/18/25 1,258,590

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 8,263,399 EUR 7,550,000 Goldman Sachs International 06/18/25 $ 63,824
USD 4,651,083 EUR 4,248,509 JPMorgan Chase Bank NA 06/18/25 37,048
USD 4,598,790 EUR 4,200,000 Morgan Stanley & Co. International plc 06/18/25 37,437
USD 41,658,961 EUR 38,150,000 Royal Bank of Canada 06/18/25 226,674
USD 491,911,304 EUR 448,183,885 Standard Chartered Bank 06/18/25 5,167,306
USD 4,916,839,930 EUR 4,484,502,498 State Street Bank and Trust Co. 06/18/25 46,507,130
USD 3,057,552,288 EUR 2,785,757,617 Toronto Dominion Bank 06/18/25 32,118,207
USD 32,366,750 GBP 24,900,009 Barclays Bank plc 06/18/25 204,502
USD 2,103,856 GBP 1,624,000 Credit Agricole Corporate & Investment Bank SA 06/18/25 6,207
USD 8,320,266 GBP 6,430,000 Deutsche Bank AG 06/18/25 14,917
USD 2,456,172,500 GBP 1,894,710,000 State Street Bank and Trust Co. 06/18/25 8,858,835
USD 62,958,136 GBP 48,551,723 UBS AG 06/18/25 246,008
USD 20,588,055 HKD 159,658,000 Royal Bank of Canada 06/18/25 33,308
USD 19,220,458 IDR 317,031,851,309 Bank of America NA 06/18/25 261,002
USD 30,424,829 IDR 502,070,530,000 Barclays Bank plc 06/18/25 399,505
USD 377,323 IDR 6,230,912,041 BNP Paribas SA 06/18/25 4,696
USD 44,596,910 IDR 744,277,829,333 Goldman Sachs International 06/18/25 86,863
USD 78,868,100 IDR 1,309,817,038,471 HSBC Bank plc 06/18/25 537,112
USD 19,831,988 IDR 327,496,327,118 Royal Bank of Canada 06/18/25 246,725
USD 20,650,000 IDR 344,813,700,000 Standard Chartered Bank 06/18/25 29,106
USD 2,736,350 ILS 10,001,000 Deutsche Bank AG 06/18/25 41,723
USD 20,650,000 INR 1,774,867,500 Citibank NA 06/18/25 3,066
USD 117,976,954 JPY 17,154,734,011 Bank of America NA 06/18/25 2,604,901
USD 4,355,739 JPY 634,000,000 Barclays Bank plc 06/18/25 91,850
USD 11,741,042 JPY 1,727,125,000 Deutsche Bank AG 06/18/25 125,475
USD 105,341,646 JPY 15,499,784,680 JPMorgan Chase Bank NA 06/18/25 1,099,751
USD 147,511,028 JPY 21,677,463,906 Natwest Markets plc 06/18/25 1,721,911
USD 8,259,525 JPY 1,212,190,000 Societe Generale SA 06/18/25 107,090
USD 1,842,103 JPY 273,250,000 Toronto Dominion Bank 06/18/25 4,394
USD 21,969,526 JPY 3,224,000,000 UBS AG 06/18/25 286,911
USD 81,879,808 KRW 118,590,619,542 Citibank NA 06/18/25 1,096,945
USD 90,663,210 MXN 1,861,526,633 Citibank NA 06/18/25 636,463
USD 20,650,000 MXN 425,324,147 Goldman Sachs International 06/18/25 80,566
USD 57,843,299 MXN 1,182,537,125 HSBC Bank plc 06/18/25 653,695
USD 13,221,325 MYR 58,164,575 Barclays Bank plc 06/18/25 63,055
USD 39,249,031 MYR 173,100,000 Goldman Sachs International 06/18/25 89,516
USD 24,793,482 MYR 109,550,000 Morgan Stanley & Co. International plc 06/18/25 10,554
USD 72,315,155 MYR 319,040,000 Royal Bank of Canada 06/18/25 140,392
USD 426,010 NZD 747,810 Barclays Bank plc 06/18/25 624
USD 462,479 NZD 794,000 HSBC Bank plc 06/18/25 10,818
USD 13,221,325 PLN 51,018,541 UBS AG 06/18/25 87,309
USD 20,744,500 SEK 206,358,011 JPMorgan Chase Bank NA 06/18/25 120,124
USD 16,821,156 SGD 22,290,000 Citibank NA 06/18/25 163,300
USD 87,748,110 SGD 116,313,244 Societe Generale SA 06/18/25 824,410
USD 116,578,339 THB 3,929,564,363 Bank of America NA 06/18/25 107,887
USD 18,141,271 THB 610,363,060 HSBC Bank plc 06/18/25 50,395
USD 13,221,325 TRY 523,050,636 Citibank NA 06/18/25 705,812
USD 10,790,004 ZAR 196,532,704 JPMorgan Chase Bank NA 06/18/25 137,970
USD 83,709,532 HKD 649,000,000 Citibank NA 07/25/25 110,387
HKD 1,486,000,000 USD 191,387,560 BNP Paribas SA 08/07/25 64,316
USD 191,871,314 HKD 1,486,000,000 HSBC Bank plc 08/07/25 419,437
USD 87,740,000 HKD 680,467,570 HSBC Bank plc 08/15/25 60,163
NGN 8,027,949,600 USD 4,865,424 Morgan Stanley & Co. International plc 09/04/25 53,365
USD 119,666,072 HKD 926,000,000 Royal Bank of Canada 12/17/25 170,911
USD 200,251,930 HKD 1,550,000,000 BNP Paribas SA 01/14/26 167,934
150,258,035
HKD 644,922,887 USD 83,007,000 HSBC Bank plc 04/01/25 (127,474)
BRL 94,492,130 USD 16,569,718 Citibank NA 04/02/25 (10,889)
USD 29,650,455 BRL 172,617,130 Barclays Bank plc 04/02/25 (599,022)
USD 20,687,220 BRL 119,323,885 Citibank NA 04/02/25 (223,133)
USD 730,780 BRL 4,211,456 Deutsche Bank AG 04/02/25 (7,237)
USD 76,151,568 BRL 439,561,283 Goldman Sachs International 04/02/25 (877,282)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 19,716,402 BRL 121,876,993 JPMorgan Chase Bank NA 04/02/25 $ (1,641,359)
IDR 283,826,943,361 USD 17,128,965 Bank of America NA 04/08/25 (81,183)
PLN 43,379,318 USD 11,233,313 Deutsche Bank AG 04/14/25 (37,631)
USD 102,044,004 COP 430,350,177,473 Citibank NA 04/14/25 (694,785)
USD 187,360,571 PLN 753,469,599 HSBC Bank plc 04/14/25 (7,100,894)
TWD 1,360,900,000 USD 41,668,708 Morgan Stanley & Co. International plc 04/16/25 (713,597)
USD 4,137,487 EUR 4,000,000 Barclays Bank plc 04/16/25 (190,943)
USD 19,075,453 EUR 18,600,769 Deutsche Bank AG 04/16/25 (1,052,576)
USD 4,252,358 EUR 4,106,305 Natwest Markets plc 04/16/25 (191,105)
USD 18,764,506 EUR 17,865,717 Toronto Dominion Bank 04/16/25 (568,120)
USD 2,231,583 EUR 2,145,701 UBS AG 04/16/25 (90,297)
USD 15,277,000 INR 1,314,127,540 Bank of America NA 04/16/25 (80,666)
USD 3,189,232 INR 278,181,080 Barclays Bank plc 04/16/25 (61,755)
AUD 8,619,890 EUR 5,004,000 Westpac Banking Corp. 04/24/25 (30,126)
AUD 9,136,110 USD 5,731,730 Commonwealth Bank of Australia 04/24/25 (22,015)
AUD 15,221,000 USD 9,577,997 Westpac Banking Corp. 04/24/25 (65,461)
CAD 51,672,533 USD 36,140,598 Natwest Markets plc 04/24/25 (194,624)
CHF 11,058,996 USD 12,585,000 Bank of America NA 04/24/25 (51,795)
CHF 6,616,629 USD 7,514,160 BNP Paribas SA 04/24/25 (15,508)
CLP 33,930,139,942 USD 36,383,868 Citibank NA 04/24/25 (653,225)
CNY 933,900,653 USD 128,841,322 BNP Paribas SA 04/24/25 (86,997)
COP 34,325,008,200 USD 8,260,000 BNP Paribas SA 04/24/25 (76,300)
COP 39,994,995,011 USD 9,543,090 HSBC Bank plc 04/24/25 (7,563)
COP 102,406,507,500 USD 24,825,820 Societe Generale SA 04/24/25 (410,266)
COP 51,977,345,100 USD 12,486,000 Toronto Dominion Bank 04/24/25 (93,665)
EUR 15,307,799 NOK 174,937,940 Goldman Sachs International 04/24/25 (56,256)
EUR 3,825,865 USD 4,143,990 Goldman Sachs International 04/24/25 (2,190)
GBP 34,863,000 USD 45,112,269 Credit Agricole Corporate & Investment Bank SA 04/24/25 (80,246)
HUF 10,409,873,349 USD 28,200,500 Natwest Markets plc 04/24/25 (287,934)
HUF 11,236,964,669 USD 30,341,270 Nomura International plc 04/24/25 (210,979)
IDR 1,298,478,161,304 USD 78,581,346 Standard Chartered Bank 04/24/25 (718,103)
JPY 505,314,038 USD 3,383,400 Wells Fargo Bank NA 04/24/25 (6,105)
MXN 423,402,767 USD 20,763,647 Goldman Sachs International 04/24/25 (136,160)
MXN 1,558,758,207 USD 77,173,835 HSBC Bank plc 04/24/25 (1,233,699)
MXN 1,595,266,066 USD 78,995,268 JPMorgan Chase Bank NA 04/24/25 (1,276,529)
MYR 446,478,067 USD 101,095,477 Barclays Bank plc 04/24/25 (280,672)
PEN 7,295,590 USD 2,007,906 Goldman Sachs International 04/24/25 (23,268)
PLN 32,117,901 EUR 7,683,508 Barclays Bank plc 04/24/25 (31,848)
PLN 20,898,516 EUR 4,988,000 Nomura International plc 04/24/25 (8,258)
PLN 27,457,740 USD 7,103,000 Nomura International plc 04/24/25 (19,129)
PLN 80,445,450 USD 20,799,417 State Street Bank and Trust Co. 04/24/25 (45,154)
SGD 13,600,118 USD 10,166,133 BNP Paribas SA 04/24/25 (31,134)
SGD 16,322,153 USD 12,210,200 JPMorgan Chase Bank NA 04/24/25 (46,701)
USD 16,571,293 CLP 15,842,156,108 Deutsche Bank AG 04/24/25 (111,527)
USD 16,571,293 COP 69,616,001,893 Deutsche Bank AG 04/24/25 (26,414)
USD 73,061,901 CZK 1,687,363,143 HSBC Bank plc 04/24/25 (71,524)
USD 20,729,818 EUR 19,175,171 Goldman Sachs International 04/24/25 (28,814)
USD 1,623,000 INR 140,122,516 HSBC Bank plc 04/24/25 (13,390)
USD 20,015,000 THB 678,218,282 Barclays Bank plc 04/24/25 (6,935)
USD 33,116,787 ZAR 609,381,998 Citibank NA 04/24/25 (61,782)
ZAR 279,165,340 EUR 14,200,000 Wells Fargo Bank NA 04/24/25 (173,110)
ZAR 1,212,589,526 USD 66,447,219 Bank of America NA 04/24/25 (426,259)
ZAR 243,400,365 USD 13,387,300 Citibank NA 04/24/25 (135,061)
USD 8,319,464 BRL 48,301,728 Barclays Bank plc 05/05/25 (93,370)
USD 33,153,126 BRL 192,385,512 Citibank NA 05/05/25 (355,145)
JPY 66,844,000 USD 457,898 BNP Paribas SA 05/07/25 (10,480)
JPY 107,105,311 USD 720,821 State Street Bank and Trust Co. 05/07/25 (3,916)
TRY 1,837,539,130 USD 47,422,528 Barclays Bank plc 05/07/25 (1,241,230)
TRY 122,217,711 USD 3,159,487 BNP Paribas SA 05/07/25 (87,894)
USD 481,794 COP 2,027,920,464 JPMorgan Chase Bank NA 05/07/25 (837)
USD 7,436,407 EUR 7,071,592 Deutsche Bank AG 05/07/25 (224,729)
USD 15,619 GBP 12,322 Deutsche Bank AG 05/07/25 (297)
USD 192,698 HUF 73,383,700 Morgan Stanley & Co. International plc 05/07/25 (3,930)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 7,761,361 USD 8,469,415 JPMorgan Chase Bank NA 05/14/25 $ (57,549)
USD 49,555,420 EUR 47,437,439 Deutsche Bank AG 05/14/25 (1,857,902)
USD 129,792,286 ZAR 2,422,482,287 Bank of America NA 05/14/25 (1,886,235)
HKD 804,026,372 USD 103,550,263 HSBC Bank plc 05/16/25 (100,226)
IDR 19,747,119,318 USD 1,202,699 JPMorgan Chase Bank NA 05/20/25 (20,084)
KRW 152,458,890,000 USD 112,934,184 Standard Chartered Bank 05/20/25 (9,241,099)
USD 100,030,777 BRL 588,020,919 Goldman Sachs International 05/20/25 (2,021,825)
USD 16,435,541 INR 1,435,812,154 HSBC Bank plc 05/20/25 (298,690)
USD 24,782,406 MYR 109,699,321 Credit Agricole Corporate & Investment Bank SA 05/20/25 (6,727)
USD 2,614,831 UYU 112,463,880 Citibank NA 05/20/25 (53,668)
CNY 297,250,000 USD 41,124,517 BNP Paribas SA 05/21/25 (69,151)
KRW 90,000,000 USD 61,540 Barclays Bank plc 05/21/25 (324)
KRW 29,515,000,000 USD 20,603,839 Citibank NA 05/21/25 (528,503)
USD 391,141 EGP 20,652,910 Citibank NA 05/27/25 (6,043)
HKD 648,583,982 USD 83,550,263 HSBC Bank plc 05/29/25 (76,022)
USD 12,231,763 MXN 259,927,418 Bank of America NA 06/06/25 (357,792)
AUD 67,922,437 GBP 33,206,063 JPMorgan Chase Bank NA 06/18/25 (422,209)
AUD 26,380,000 NZD 29,032,510 Deutsche Bank AG 06/18/25 (20,800)
AUD 25,689,235 USD 16,123,378 HSBC Bank plc 06/18/25 (61,146)
AUD 33,204,734 USD 20,895,490 JPMorgan Chase Bank NA 06/18/25 (134,181)
CAD 12,450,004 JPY 1,299,502,533 Citibank NA 06/18/25 (54,577)
CAD 8,297,754 JPY 865,505,528 HSBC Bank plc 06/18/25 (32,375)
CAD 45,645,718 JPY 4,771,101,612 JPMorgan Chase Bank NA 06/18/25 (245,208)
CAD 23,648,581 USD 16,600,000 Goldman Sachs International 06/18/25 (102,856)
CAD 5,900,000 USD 4,118,306 JPMorgan Chase Bank NA 06/18/25 (2,492)
CHF 3,790,000 USD 4,353,570 Barclays Bank plc 06/18/25 (29,937)
CHF 7,240,000 USD 8,292,724 BNP Paribas SA 06/18/25 (33,330)
CNY 148,661,145 USD 20,650,556 BNP Paribas SA 06/18/25 (80,948)
CNY 392,969,000 USD 54,666,312 Goldman Sachs International 06/18/25 (292,869)
EUR 11,621,641 SEK 127,144,012 JPMorgan Chase Bank NA 06/18/25 (85,837)
EUR 9,180,000 USD 10,085,898 Deutsche Bank AG 06/18/25 (116,084)
EUR 28,800,000 USD 31,562,496 Goldman Sachs International 06/18/25 (284,649)
EUR 28,520,000 USD 31,220,068 HSBC Bank plc 06/18/25 (246,311)
EUR 209,006,368 USD 229,359,191 JPMorgan Chase Bank NA 06/18/25 (2,370,674)
GBP 24,900,009 USD 32,243,268 JPMorgan Chase Bank NA 06/18/25 (81,020)
IDR 167,120,530,000 USD 10,137,733 Bank of America NA 06/18/25 (143,424)
IDR 334,950,000,000 USD 20,355,515 Citibank NA 06/18/25 (324,500)
IDR 341,802,136,270 USD 20,740,421 Goldman Sachs International 06/18/25 (299,628)
IDR 92,446,667,702 USD 5,589,279 Societe Generale SA 06/18/25 (60,691)
JPY 15,352,151,226 USD 104,379,783 BNP Paribas SA 06/18/25 (1,130,779)
JPY 2,438,500,000 USD 16,530,186 Deutsche Bank AG 06/18/25 (130,354)
JPY 2,438,500,000 USD 16,493,179 Goldman Sachs International 06/18/25 (93,347)
JPY 2,463,308,299 USD 16,602,367 JPMorgan Chase Bank NA 06/18/25 (35,690)
JPY 24,530,172,659 USD 166,314,712 Morgan Stanley & Co. International plc 06/18/25 (1,340,053)
JPY 1,235,032,969 USD 8,350,000 Nomura International plc 06/18/25 (43,938)
JPY 9,193,251,485 USD 62,261,406 State Street Bank and Trust Co. 06/18/25 (433,324)
JPY 4,162,612,040 USD 28,423,635 UBS AG 06/18/25 (428,499)
KRW 73,100,623,323 USD 50,672,829 JPMorgan Chase Bank NA 06/18/25 (877,342)
MXN 181,450,337 USD 8,949,511 Citibank NA 06/18/25 (174,249)
MXN 360,107,503 USD 17,592,814 Deutsche Bank AG 06/18/25 (177,373)
MYR 143,200,000 USD 32,467,238 Goldman Sachs International 06/18/25 (71,845)
NOK 87,900,000 SEK 83,973,507 BNP Paribas SA 06/18/25 (37,929)
NZD 43,201,894 AUD 39,560,000 Morgan Stanley & Co. International plc 06/18/25 (159,860)
NZD 652,100 USD 374,709 BNP Paribas SA 06/18/25 (3,767)
PHP 2,563,666,758 USD 44,708,620 Citibank NA 06/18/25 (15,845)
SEK 84,121,905 NOK 88,500,000 BNP Paribas SA 06/18/25 (4,269)
SEK 84,157,866 NOK 89,800,000 Citibank NA 06/18/25 (124,238)
SEK 42,648,519 NOK 45,300,000 Deutsche Bank AG 06/18/25 (43,211)
SEK 84,917,172 NOK 89,600,000 JPMorgan Chase Bank NA 06/18/25 (29,339)
SEK 124,514,040 USD 12,446,700 JPMorgan Chase Bank NA 06/18/25 (2,190)
SGD 6,468,725 USD 4,873,865 Bank of America NA 06/18/25 (39,630)
THB 1,494,860,000 USD 44,676,031 Bank of America NA 06/18/25 (369,079)
USD 4,755,019 BRL 28,292,000 Bank of America NA 06/18/25 (121,888)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 39,663,976 BRL 234,966,280 Citibank NA 06/18/25 $ (838,947)
USD 50,305,830 BRL 298,074,116 HSBC Bank plc 06/18/25 (1,075,470)
USD 20,650,000 CZK 476,043,934 Citibank NA 06/18/25 (8,792)
USD 20,609,272 EUR 19,030,000 Deutsche Bank AG 06/18/25 (58,000)
USD 34,131,711 EUR 31,472,778 JPMorgan Chase Bank NA 06/18/25 (48,870)
USD 16,521,237 GBP 12,820,000 Goldman Sachs International 06/18/25 (37,794)
USD 1,000,179 GBP 776,000 Natwest Markets plc 06/18/25 (2,146)
USD 49,583,728 INR 4,290,480,000 Bank of America NA 06/18/25 (327,186)
USD 55,889,759 INR 4,900,322,758 Citibank NA 06/18/25 (1,115,422)
USD 34,703,671 INR 3,047,900,000 HSBC Bank plc 06/18/25 (752,379)
USD 47,337,251 INR 4,152,092,297 JPMorgan Chase Bank NA 06/18/25 (963,806)
USD 16,680,000 JPY 2,489,583,408 Deutsche Bank AG 06/18/25 (63,387)
USD 16,601,203 JPY 2,469,046,786 JPMorgan Chase Bank NA 06/18/25 (4,067)
USD 144,383,071 PHP 8,294,229,910 Bank of America NA 06/18/25 (211,442)
USD 527,649 PHP 30,303,000 Royal Bank of Canada 06/18/25 (628)
USD 4,087,339 ZAR 75,523,567 Citibank NA 06/18/25 (6,023)
USD 39,663,976 ZAR 732,334,234 JPMorgan Chase Bank NA 06/18/25 (28,395)
ZAR 197,722,345 USD 10,790,004 JPMorgan Chase Bank NA 06/18/25 (73,492)
TRY 5,302,700 USD 127,346 Citibank NA 06/23/25 (1,166)
HKD 649,000,000 USD 83,702,514 BNP Paribas SA 07/25/25 (103,369)
USD 12,425,833 TRY 545,369,810 Barclays Bank plc 07/31/25 (63,756)
NGN 15,508,382,592 USD 9,765,984 Citibank NA 09/04/25 (263,874)
USD 4,125,000 TRY 191,544,375 UBS AG 09/26/25 (13,244)
USD 143,110,738 HKD 1,108,500,000 BNP Paribas SA 02/11/26 (31,277)
(57,717,058)
$ 92,540,977
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
USD Currency ............... Up and Out Nomura International plc 04/22/25 CAD 1.47 CAD 1.55 USD 66,387 $ 69,373
EUR Currency ............... Down and In
Morgan Stanley & Co.
International plc 04/24/25 USD 1.08 USD 1.07 EUR 91,260 120,082
USD Currency ............... One-Touch Standard Chartered Bank 04/30/25 INR 88.00 INR 88.00 USD 2,911 76,090
USD Currency ............... One-Touch HSBC Bank plc 04/30/25 CNH 7.63 CNH 7.63 USD 5,703 13,634
USD Currency ............... One-Touch HSBC Bank plc 05/16/25 CAD 1.48 CAD 1.48 USD 1,865 199,599
EUR Currency ............... Up and Out Nomura International plc 06/09/25 USD 1.09 USD 1.12 EUR 83,193 118,914
AUD Currency ............... One-Touch UBS AG 06/16/25 USD 0.67 USD 0.67 AUD 5,920 253,291
USD Currency ............... Up and Out HSBC Bank plc 07/02/25 CNH 7.35 CNH 7.74 USD 53,418 122,908
USD Currency ............... Up and Out BNP Paribas SA 07/07/25 CNH 7.20 CNH 7.60 USD 169,980 1,022,736
USD Currency ............... One-Touch UBS AG 07/18/25 CAD 1.53 CAD 1.53 USD 3,314 186,234
USD Currency ............... One-Touch Standard Chartered Bank 08/29/25 TWD 34.60 TWD 34.60 USD 4,445 391,245
2,574,106
Put
USD Currency ............... One-Touch HSBC Bank plc 04/01/25 JPY 145.00 JPY 145.00 USD 1,685 5
USD Currency ............... One-Touch Bank of America NA 04/04/25 TRY 36.75 TRY 36.75 USD 1,021 133
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 CLP 950.00 USD 800 416,766
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 CLP 950.00 USD 2,014 1,049,509
EUR Currency ............... One-Touch HSBC Bank plc 04/16/25 USD 1.02 USD 1.02 EUR 5,272 17,282
EUR Currency ............... One-Touch Barclays Bank plc 04/24/25 USD 1.01 USD 1.01 EUR 1,012 3,324
GBP Currency ............... Down and Out Nomura International plc 04/24/25 USD 1.22 USD 1.18 GBP 124,733 5,977
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 04/30/25 JPY 19.00 JPY 19.00 CNH 13,057 23,899
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 04/30/25 JPY 19.00 JPY 19.00 CNH 29,172 53,396
EUR Currency ............... One-Touch BNP Paribas SA 04/30/25 USD 1.01 USD 1.01 EUR 1,949 6,805
EUR Currency ............... Down and Out Deutsche Bank AG 05/02/25 USD 1.05 USD 1.01 EUR 83,186 31,610
USD Currency ............... Down and Out UBS AG 05/19/25 JPY 147.00 JPY 142.50 USD 32,172 67,583
USD Currency ............... One-Touch BNP Paribas SA 05/23/25 CNH 7.10 CNH 7.10 USD 2,535 306,424

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Barrier Options Purchased (continued)
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
USD Currency ............... Down and Out UBS AG 06/05/25 JPY 150.00 JPY 142.00 USD 63,631 $ 536,673
EUR Currency ............... One-Touch Bank of America NA 06/06/25 CZK 24.50 CZK 24.50 EUR 5,789 538,007
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 06/12/25 INR 11.50 INR 11.50 CNH 20,158 179,719
USD Currency ............... Down and Out UBS AG 06/17/25 MXN 19.90 MXN 19.45 USD 37,281 40,238
GBP Currency ............... Down and Out Nomura International plc 06/20/25 JPY 187.00 JPY 181.00 GBP 83,013 75,024
EUR Currency ............... One-Touch HSBC Bank plc 07/24/25 USD 1.00 USD 1.00 EUR 2,256 67,023
CNH Currency .............. One-Touch Bank of America NA 07/31/25 INR 11.60 INR 11.60 CNH 8,500 157,296
EUR Currency ............... Down and Out Bank of America NA 08/05/25 USD 1.03 USD 0.96 EUR 166,458 208,424
USD Currency ............... Down and Out UBS AG 08/07/25 JPY 144.00 JPY 136.00 USD 66,616 282,580
USD Currency ............... Down and Out UBS AG 08/07/25 JPY 144.00 JPY 136.00 USD 83,193 352,897
4,420,594
$ 6,994,700
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index ......................... 1,229 04/16/25 USD 30.00 USD 2,738 $ 68,824
Alaska Air Group, Inc. ......................... 648 04/17/25 USD 77.50 USD 3,189 21,060
Alphabet, Inc. .............................. 1,260 04/17/25 USD 220.00 USD 19,685 1,890
Delta Air Lines, Inc. .......................... 648 04/17/25 USD 77.50 USD 2,825 1,944
Duke Energy Corp. .......................... 765 04/17/25 USD 115.00 USD 9,331 527,850
Eli Lilly & Co. .............................. 76 04/17/25 USD 930.00 USD 6,277 9,006
KraneShares CSI China Internet ETF .............. 15,000 04/17/25 USD 38.00 USD 52,365 465,000
Sabre Corp. ............................... 2,049 04/17/25 USD 4.50 USD 576 17,417
Sabre Corp. ............................... 2,479 04/17/25 USD 7.00 USD 697 13,635
Uber Technologies, Inc. ....................... 1,071 04/17/25 USD 72.50 USD 7,803 312,197
Walmart, Inc. .............................. 3,922 04/17/25 USD 110.00 USD 34,431 7,844
Warner Bros Discovery, Inc. .................... 1,639 04/17/25 USD 12.00 USD 1,759 10,654
Williams Cos., Inc. (The) ....................... 1,721 04/17/25 USD 65.00 USD 10,285 17,210
Invesco QQQ Trust, Series 1 .................... 1,050 04/25/25 USD 500.00 USD 49,237 152,250
Invesco QQQ Trust, Series 1 .................... 2,100 04/25/25 USD 507.00 USD 98,473 157,500
U.S. Treasury 5-Year Note ..................... 207 04/25/25 USD 109.00 USD 20,700 46,899
Citigroup, Inc. .............................. 612 05/16/25 USD 75.00 USD 4,345 101,592
EURO STOXX 50 Index ....................... 712 05/16/25 EUR 6,000.00 EUR 37,369 6,159
EURO STOXX 50 Index ....................... 712 05/16/25 EUR 5,600.00 EUR 37,369 90,847
EURO STOXX Bank Index ..................... 5,053 05/16/25 EUR 200.00 EUR 47,055 546,381
KraneShares CSI China Internet ETF .............. 11,957 05/16/25 USD 41.00 USD 41,742 400,560
Lam Research Corp. ......................... 526 05/16/25 USD 85.00 USD 3,824 54,704
Marvell Technology, Inc. ....................... 900 05/16/25 USD 140.00 USD 5,541 4,500
Union Pacific Corp. .......................... 382 05/16/25 USD 260.00 USD 9,024 41,065
U.S. Treasury 30-Year Bond .................... 206 05/23/25 USD 126.00 USD 20,600 45,063
Sabre Corp. ............................... 1,233 06/20/25 USD 5.50 USD 346 11,714
Sabre Corp. ............................... 2,061 06/20/25 USD 6.00 USD 579 7,214
STOXX Europe 600 Auto & Parts ................. 106 06/20/25 EUR 580.00 EUR 2,794 29,228
STOXX Europe 600 Auto & Parts ................. 195 06/20/25 EUR 560.00 EUR 5,140 89,086
Warner Bros Discovery, Inc. .................... 1,639 06/20/25 USD 14.00 USD 1,759 23,766
Warner Bros Discovery, Inc. .................... 2,471 06/20/25 USD 15.00 USD 2,651 19,768
Informatica, Inc. ............................ 665 07/18/25 USD 25.00 USD 1,160 16,625
Informatica, Inc. ............................ 824 11/21/25 USD 35.00 USD 1,438 41,200
3,360,652
Put
EURO STOXX 50 Index ....................... 440 04/04/25 EUR 5,350.00 EUR 23,093 554,036
SPDR S&P 500 ETF Trust ...................... 864 04/04/25 USD 535.00 USD 48,331 79,488
SPDR S&P 500 ETF Trust ...................... 1,999 04/04/25 USD 555.00 USD 111,822 1,004,498
Wolfspeed, Inc. ............................. 286 04/04/25 USD 2.00 USD 88 715
3-mo. SOFR ............................... 4,104 04/11/25 USD 95.69 USD 1,026,000 25,650
WTI Crude Oil
(a)
............................. 936 04/16/25 USD 65.00 USD 936 318,240
EURO STOXX 50 Index ....................... 715 04/17/25 EUR 4,700.00 EUR 37,526 49,480

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EURO STOXX 50 Index ....................... 715 04/17/25 EUR 5,300.00 EUR 37,526 $ 903,788
EURO STOXX 50 Index ....................... 2,251 04/17/25 EUR 175.00 EUR 20,962 237,316
FedEx Corp. ............................... 658 04/17/25 USD 210.00 USD 16,041 18,424
Ford Motor Co. ............................. 2,463 04/17/25 USD 8.85 USD 2,470 13,547
Forward Air Corp. ........................... 1,024 04/17/25 USD 15.00 USD 2,057 28,160
iShares iBoxx $ High Yield Corporate Bond ETF ....... 1,750 04/17/25 USD 78.00 USD 13,806 70,875
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,000 04/17/25 USD 77.00 USD 15,778 31,000
iShares iBoxx $ High Yield Corporate Bond ETF ....... 2,500 04/17/25 USD 78.50 USD 19,723 168,750
iShares iBoxx $ Investment Grade Corporate Bond ETF .. 49,920 04/17/25 USD 108.00 USD 542,580 2,670,720
iShares MSCI Hong Kong ETF ................... 10,000 04/17/25 USD 17.00 USD 17,510 125,000
iShares Russell 2000 ETF ...................... 700 04/17/25 USD 185.00 USD 13,964 54,600
iShares Russell 2000 ETF ...................... 750 04/17/25 USD 190.00 USD 14,962 114,750
Southwest Airlines Co. ........................ 1,843 04/17/25 USD 25.00 USD 6,189 23,959
SPDR S&P 500 ETF Trust ...................... 719 04/17/25 USD 525.00 USD 40,220 142,003
United Parcel Service, Inc. ..................... 2,232 04/17/25 USD 100.00 USD 24,550 44,640
Wolfspeed, Inc. ............................. 412 04/17/25 USD 2.00 USD 126 6,386
U.S. Treasury 10-Year Note ..................... 1,000 04/25/25 USD 109.00 USD 100,000 93,750
U.S. Treasury 30-Year Bond .................... 200 04/25/25 USD 115.00 USD 20,000 96,875
American Airlines Group, Inc. .................... 1,228 05/16/25 USD 9.00 USD 1,296 33,770
CommScope Holding Co., Inc. ................... 536 05/16/25 USD 4.00 USD 285 5,360
iShares Russell 2000 ETF ...................... 650 05/16/25 USD 185.00 USD 12,967 141,700
SPDR S&P 500 ETF Trust ...................... 6,200 05/16/25 USD 555.00 USD 346,822 7,672,500
Southwest Airlines Co. ........................ 1,229 06/20/25 USD 22.50 USD 4,127 23,351
WTI Crude Oil
(a)
............................. 200 07/17/25 USD 68.00 USD 200 836,000
15,589,331
$ 18,949,983
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Purchased
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........... Barclays Bank plc — 04/02/25 BRL 6.15 USD 1,217 $ –
USD Currency ........... Barclays Bank plc — 04/02/25 BRL 6.00 USD 39,044 43
USD Currency ........... Morgan Stanley & Co. International plc — 04/02/25 BRL 6.15 USD 30,500 –
EUR Currency ........... BNP Paribas SA — 04/03/25 USD 1.07 EUR 53,762 651,847
USD Currency ........... Bank of America NA — 04/03/25 CAD 1.48 USD 149,766 1,070
EUR Currency ........... BNP Paribas SA — 04/07/25 USD 1.10 EUR 126,104 134,881
AUD Currency ........... Bank of America NA — 04/08/25 USD 0.64 AUD 50,781 22,440
USD Currency ........... Morgan Stanley & Co. International plc — 04/08/25 JPY 162.00 USD 15,480 2
USD Currency ........... Citibank NA — 04/14/25 MXN 21.00 USD 58,026 234,320
AUD Currency ........... JPMorgan Chase Bank NA — 04/15/25 AUD 1.20 AUD 4,250 –
EUR Currency ........... JPMorgan Chase Bank NA — 04/15/25 USD 1.06 EUR 149,025 3,491,495
USD Currency ........... Citibank NA — 04/15/25 MXN 20.40 USD 20,721 301,318
EUR Currency ........... BNP Paribas SA — 04/16/25 USD 1.07 EUR 269,911 4,218,230
EUR Currency ........... Morgan Stanley & Co. International plc — 04/16/25 USD 1.10 EUR 29,056 74,227
EUR Currency ........... UBS AG — 04/16/25 SEK 11.25 EUR 124,518 13,493
Intuit, Inc. .............. Citibank NA 25 04/17/25 USD 610.00 USD 15 267,809
USD Currency ........... UBS AG — 04/17/25 USD 1.47 USD 54,783 86,322
FTSE China A50 Index ..... BNP Paribas SA 40,311,755 04/29/25 USD 14,194.28 USD 37,875 124,268
USD Currency ........... Standard Chartered Bank — 04/29/25 THB 34.30 USD 37,326 199,619
USD Currency ........... JPMorgan Chase Bank NA — 04/30/25 CNH 7.35 USD 54,518 60,597
EUR Currency ........... BNP Paribas SA — 05/05/25 USD 1.08 EUR 56,815 708,373
EUR Currency ........... Barclays Bank plc — 05/08/25 NOK 11.80 EUR 17,235 19,394
EUR Currency ........... Morgan Stanley & Co. International plc — 05/16/25 USD 1.12 EUR 79,760 207,728
MDAX ................ Goldman Sachs International 1,765 05/21/25 EUR 29,122.72 EUR 48,349 436,923
USD Currency ........... BNP Paribas SA — 05/23/25 CNH 7.35 USD 101,402 221,422
MDAX ................ Goldman Sachs International 1,079 06/05/25 EUR 31,857.00 EUR 29,557 27,371
USD Currency ........... Morgan Stanley & Co. International plc — 07/23/25 KRW 1,460.00 USD 120,000 2,497,657

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Options Purchased (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
USD Currency ........... UBS AG — 08/22/25 HKD 7.50 USD 210,200 $ 7,022,924
USD Currency ........... UBS AG — 08/27/25 HKD 7.50 USD 210,100 7,016,597
USD Currency ........... JPMorgan Chase Bank NA — 10/10/25 HKD 7.50 USD 419,340 13,848,716
USD Currency ........... UBS AG — 10/16/25 HKD 7.50 USD 424,290 14,011,192
55,900,278
Put
CAD Currency ........... HSBC Bank plc — 04/01/25 JPY 104.00 CAD 49,807 62,603
EUR Currency ........... Goldman Sachs International — 04/03/25 USD 1.00 EUR 164,745 –
USD Currency ........... HSBC Bank plc — 04/03/25 SGD 1.33 USD 60,547 4,079
EUR Currency ........... Deutsche Bank AG — 04/08/25 USD 1.00 EUR 157,221 145
USD Currency ........... Morgan Stanley & Co. International plc — 04/08/25 JPY 156.00 USD 15,480 636,614
USD Currency ........... Morgan Stanley & Co. International plc — 04/10/25 BRL 5.75 USD 41,586 466,429
USD Currency ........... Bank of America NA — 04/15/25 ZAR 18.18 USD 37,325 245,897
USD Currency ........... Deutsche Bank AG — 04/15/25 MXN 19.90 USD 20,721 31,962
EUR Currency ........... Bank of America NA — 04/16/25 USD 1.08 EUR 60,671 405,279
EUR Currency ........... JPMorgan Chase Bank NA — 04/16/25 USD 1.09 EUR 62,264 772,487
IFSC NIFTY 50 Index ...... Citibank NA 2,500 04/24/25 USD 23,000.00 USD 58,798 247,475
USD Currency ........... Standard Chartered Bank — 04/29/25 KRW 1,460.00 USD 33,169 194,702
S&P 500 Index .......... BNP Paribas SA 5,000 04/30/25 5,435.95 28,059 164,509
EUR Currency ........... Bank of America NA — 05/01/25 USD 1.03 EUR 115,960 26,691
EUR Currency ........... Goldman Sachs International — 05/08/25 NOK 11.55 EUR 34,469 640,576
EUR Currency ........... JPMorgan Chase Bank NA — 05/08/25 USD 1.01 EUR 21,917 4,274
EUR Currency ........... UBS AG — 05/08/25 USD 1.04 EUR 43,834 47,741
CAD Currency ........... JPMorgan Chase Bank NA — 05/19/25 JPY 100.00 CAD 62,259 250,709
USD Currency ........... Goldman Sachs International — 05/29/25 TRY 40.00 USD 10,352 222,132
S&P 500 Index .......... BNP Paribas SA 2,200 05/30/25 USD 5,435.95 USD 12,346 140,362
Saipem SpA ............ Bank of America NA 603,000 06/20/25 EUR 2.00 EUR 1,291 258,462
USD Currency ........... Bank of America NA — 06/24/25 JPY 145.00 USD 249,717 2,744,972
IFSC NIFTY 50 Index ...... Goldman Sachs International 1,000 06/30/25 USD 22,892.75 USD 23,519 270,628
EUR Currency ........... Barclays Bank plc — 07/15/25 USD 1.02 EUR 91,867 172,348
EUR Currency ........... UBS AG — 07/15/25 USD 1.06 EUR 61,245 378,110
CHF Currency ........... JPMorgan Chase Bank NA — 11/14/25 JPY 161.50 CHF 35,780 467,688
8,856,874
$ 64,757,152
OTC Structured Options
Description Counterparty Units Expiration Date
Notional
Amount   (000) Value
Asset Swapped Convertible Option Transaction.
Call on LINK Ltd. convertible corporate bond.
Exercise price or rate is 3-mo. HIBOR plus
110.00 HSBC Bank plc 140,000,000 12/12/25 HKD 140,000 $ 261,162
Asset Swapped Convertible Option Transaction. Call
on Obara Group, Inc. convertible corporate
bond. Exercise price or rate is 1.29 (Fixed
Spread) Nomura International plc 720,000,000 03/31/26 JPY 720,000 124,704
Asset Swapped Convertible Option Transaction. Call
on OSG Corp. convertible corporate bond.
Exercise price or rate is 1-day TONAR plus
60.00 Nomura International plc 350,000,000 12/21/27 JPY 350,000 183,062
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 55.00 Nomura International plc 1,170,000,000 03/08/29 JPY 1,170,000 740,077
Asset Swapped Convertible Option Transaction. Call
on INFRONEER Holdings, Inc. convertible
corporate bond. Exercise price or rate is 1.42
(Fixed Spread) Nomura International plc 720,000,000 03/30/29 JPY 720,000 229,744

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Structured Options (continued)
Description Counterparty Units Expiration Date
Notional
Amount  (000) Value
Asset Swapped Convertible Option Transaction. Call
on Kansai Paint Co. Ltd. convertible corporate
bond. Exercise price or rate is 1-day TONAR
plus 65.00 Nomura International plc 750,000,000 03/07/31 JPY 750,000 $ 695,921
$ 2,234,670
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if S&P 500 < 5,585 and 10-Year
SOFR < 3.59 ....................... Barclays Bank plc 5,100,000 05/16/25 USD 28,483,500 $ 407,490
Payout at expiry if EURUSD WM10AMNY <= 1.02
and USDJPY WM10AMNY <= 148.00 ....... UBS AG 4,211,592 07/15/25 USD 623,316 85,150
$ 492,640
(a)
Option only pays if both terms are met on the expiration date.
OTC Credit Default Swaptions Purchased
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000)
(a)
Value
Call
Bought Protection on 5-Year
Credit Default Swap ......
iTraxx Europe
Crossover Index
Series 42.V2 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 04/16/25 EUR 300.00 EUR 59,085 $ 103,885
Put
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00%
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly BNP Paribas SA 04/16/25 USD 104.00 USD 36,945 111,456
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 44.V1 Quarterly
Goldman Sachs
International 04/16/25 USD 104.00 USD 47,555 209,242
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
Markit CDX North
American High Yield
Index Series 43.V1 Quarterly
Morgan Stanley & Co.
International plc 04/16/25 USD 104.00 USD 38,925 117,429
Bought Protection on 5-Year
Credit Default Swap ...... 5 .00
iTraxx Europe
Crossover Index
Series 42.V2 Quarterly
Morgan Stanley & Co.
International plc 04/16/25 EUR 300.00 EUR 87,965 1,034,565
1,472,692
$ 1,576,577
(a)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
2-Year Interest Rate Swap
(a)
.
3-mo.
CD_KSDA Quarterly 2.59% Quarterly
Goldman Sachs
International 04/07/25 2 .59 % KRW 311,229,210 $ 171,334

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Purchased (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual Citibank NA 04/22/25 3 .30 % USD 100,514 $ 32,230
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual
Goldman Sachs
International 04/23/25 3 .30 USD 80,688 29,967
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.30% Annual Deutsche Bank AG 04/25/25 3 .30 USD 80,835 39,189
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.00% At Termination
Goldman Sachs
International 01/21/26 4 .00 GBP 437,067 2,018,118
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.00% At Termination
Morgan Stanley & Co.
International plc 02/02/26 4 .00 GBP 865,256 4,117,365
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 3.80% At Termination
Morgan Stanley & Co.
International plc 02/05/26 3 .80 GBP 859,754 3,131,831
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 1.96% Annual
Goldman Sachs
International 02/13/26 1 .96 EUR 783,295 1,923,284
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 1.94% Annual
Goldman Sachs
International 02/18/26 1 .94 EUR 387,341 930,061
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.34% Annual Deutsche Bank AG 01/13/27 4 .34 USD 171,939 11,222,259
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.35% Annual Deutsche Bank AG 01/13/27 4 .35 USD 171,939 11,314,325
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual BNP Paribas SA 03/29/27 4 .00 USD 101,477 5,017,376
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.93% Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 210,356 9,757,639
49,704,978
Put
2-Year Interest Rate Swap
(a)
. 3.75% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 06/13/25 3 .75 USD 349,737 867,492
10-Year Interest Rate Swap
(a)
2.95% Annual
6-mo.
EURIBOR Semi-Annual Citibank NA 06/27/25 2 .95 EUR 249,527 1,351,997
1-Year Interest Rate Swap
(a)
. 3.90% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 08/26/25 3 .90 GBP 432,709 1,338,468
10-Year Interest Rate Swap
(a)
4.35% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .35 USD 171,939 4,236,731
10-Year Interest Rate Swap
(a)
4.34% Annual 1-day SOFR Annual Deutsche Bank AG 01/13/27 4 .34 USD 171,939 4,278,436
10-Year Interest Rate Swap
(a)
4.00% Annual 1-day SOFR Annual BNP Paribas SA 03/29/27 4 .00 USD 101,477 3,728,588
10-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual
Morgan Stanley & Co.
International plc 03/29/27 3 .93 USD 210,356 8,222,672
24,024,384
$ 73,729,362
(a)
Forward settling swaption.
OTC Barrier Options Written
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Call
CNH Currency .............. One-Touch JPMorgan Chase Bank NA 06/12/25 INR 12.00 INR 12.00 CNH 8,450 $ (367,195)
CNH Currency .............. One-Touch Bank of America NA 07/31/25 INR 12.10 INR 12.10 CNH 8,500 (383,169)
(750,364)
Put
USD Currency ............... One-Touch JPMorgan Chase Bank NA 04/01/25 JPY 145.00 JPY 145.00 USD 1,685 (5)
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 CLP 950.00 USD 1,407 (733,145)
USD Currency ............... One-Touch Bank of America NA 04/08/25 CLP 950.00 CLP 950.00 USD 1,407 (733,130)
USD Currency ............... One-Touch
Goldman Sachs
International 05/23/25 CNH 7.10 CNH 7.10 USD 2,535 (306,424)
EUR Currency ............... One-Touch Bank of America NA 06/06/25 CZK 24.50 CZK 24.50 EUR 193 (17,890)
(1,790,594)
$ (2,540,958)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
CBOE Volatility Index .......................... 1,229 04/16/25 USD 50.00 USD 2,738 $ (19,049)
Alphabet, Inc. ............................... 1,260 04/17/25 USD 240.00 USD 19,685 (2,520)
KraneShares CSI China Internet ETF ............... 15,000 04/17/25 USD 42.00 USD 52,365 (225,000)
Walmart, Inc. ............................... 3,922 04/17/25 USD 120.00 USD 34,431 (3,922)
U.S. Treasury 10-Year Note ...................... 186 04/25/25 USD 111.50 USD 18,600 (119,156)
EURO STOXX 50 Index ........................ 7,579 05/16/25 EUR 215.00 EUR 70,577 (133,172)
KraneShares CSI China Internet ETF ............... 11,957 05/16/25 USD 48.00 USD 41,742 (298,925)
United States Steel Corp. ....................... 2,358 05/16/25 USD 45.00 USD 9,965 (795,825)
(1,597,569)
Put
SPDR S&P 500 ETF Trust ....................... 864 04/04/25 USD 510.00 USD 48,331 (17,712)
WTI Crude Oil
(a)
.............................. 290 04/16/25 USD 60.00 USD 290 (20,300)
Alaska Air Group, Inc. .......................... 468 04/17/25 USD 60.00 USD 2,303 (507,780)
Alphabet, Inc. ............................... 47 04/17/25 USD 185.00 USD 734 (137,592)
Delta Air Lines, Inc. ........................... 88 04/17/25 USD 60.00 USD 384 (144,320)
Eli Lilly & Co. ............................... 76 04/17/25 USD 810.00 USD 6,277 (134,710)
EURO STOXX 50 Index ........................ 1,430 04/17/25 EUR 5,000.00 EUR 75,052 (378,833)
EURO STOXX Bank Index ...................... 2,251 04/17/25 EUR 155.00 EUR 20,962 (45,638)
FedEx Corp. ................................ 658 04/17/25 USD 170.00 USD 16,041 (13,818)
Forward Air Corp. ............................ 1,024 04/17/25 USD 10.00 USD 2,057 (25,600)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 1,750 04/17/25 USD 75.00 USD 13,806 (9,625)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,500 04/17/25 USD 76.00 USD 19,723 (87,500)
iShares iBoxx $ Investment Grade Corporate Bond ETF ... 49,920 04/17/25 USD 106.00 USD 542,580 (23,462,400)
iShares Russell 2000 ETF ....................... 700 04/17/25 USD 150.00 USD 13,964 (4,200)
iShares Russell 2000 ETF ....................... 750 04/17/25 USD 170.00 USD 14,962 (12,750)
SPDR S&P 500 ETF Trust ....................... 719 04/17/25 USD 475.00 USD 40,220 (32,714)
Williams Cos., Inc. (The) ........................ 1,721 04/17/25 USD 55.00 USD 10,285 (38,722)
Invesco QQQ Trust, Series 1 ..................... 350 04/25/25 USD 460.00 USD 16,412 (293,825)
Invesco QQQ Trust, Series 1 ..................... 700 04/25/25 USD 470.00 USD 32,824 (851,900)
U.S. Treasury 30-Year Bond ..................... 308 04/25/25 USD 113.00 USD 30,800 (48,125)
Bank of America Corp. ......................... 3,442 05/16/25 USD 38.00 USD 14,363 (203,078)
Citigroup, Inc. ............................... 2,218 05/16/25 USD 65.00 USD 15,746 (303,866)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 2,000 05/16/25 USD 73.00 USD 15,778 (68,000)
iShares iBoxx $ High Yield Corporate Bond ETF ........ 30,472 05/16/25 USD 77.00 USD 240,394 (7,694,180)
JPMorgan Chase & Co. ........................ 535 05/16/25 USD 230.00 USD 13,124 (239,412)
Lam Research Corp. .......................... 526 05/16/25 USD 72.00 USD 3,824 (223,550)
SPDR S&P 500 ETF Trust ....................... 6,200 05/16/25 USD 525.00 USD 346,822 (3,211,600)
Union Pacific Corp. ........................... 382 05/16/25 USD 225.00 USD 9,024 (145,160)
(38,356,910)
$ (39,954,479)
(a)
All or a portion of the security is held by a wholly-owned subsidiary.
OTC Options Written
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency .............. Barclays Bank plc — 04/02/25 BRL 6.15 USD 61,000 $ (1)
EUR Currency .............. Goldman Sachs International — 04/07/25 USD 1.10 EUR 126,104 (134,882)
AUD Currency .............. Morgan Stanley & Co. International plc — 04/08/25 USD 0.64 AUD 50,781 (22,440)
USD Currency .............. Morgan Stanley & Co. International plc — 04/08/25 JPY 160.00 USD 15,480 (12)
EUR Currency .............. JPMorgan Chase Bank NA — 04/16/25 USD 1.10 EUR 29,056 (74,227)
EUR Currency .............. Morgan Stanley & Co. International plc — 04/16/25 USD 1.08 EUR 29,042 (267,747)
EUR Currency .............. Morgan Stanley & Co. International plc — 04/16/25 USD 1.07 EUR 269,911 (4,218,230)
FTSE China A50 Index ........ BNP Paribas SA 44,225,531 04/29/25 USD 15,572.37 USD 37,875 (17,848)
USD Currency .............. Standard Chartered Bank — 04/29/25 KRW 1,500.00 USD 33,169 (112,443)
EUR Currency .............. BNP Paribas SA — 05/05/25 USD 1.10 EUR 113,629 (558,780)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Options Written (continued)
Description Counterparty
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
EUR Currency .............. Goldman Sachs International — 05/08/25 NOK 12.00 EUR 34,469 $ (12,781)
EUR Currency .............. JPMorgan Chase Bank NA — 05/16/25 USD 1.12 EUR 319,039 (830,914)
MDAX ................... Goldman Sachs International 1,765 05/21/25 EUR 33,283.11 EUR 48,349 (4,919)
USD Currency .............. Bank of America NA — 05/23/25 CLP 950.00 USD 33,187 (677,578)
USD Currency .............. Goldman Sachs International — 05/23/25 CNH 7.35 USD 101,402 (221,424)
AUD Currency .............. Bank of America NA — 05/28/25 USD 0.64 AUD 50,781 (217,014)
USD Currency .............. Citibank NA — 05/29/25 MXN 22.00 USD 29,013 (154,813)
USD Currency .............. Goldman Sachs International — 05/29/25 TRY 48.00 USD 5,176 (72,246)
MDAX ................... Goldman Sachs International 1,079 06/05/25 EUR 36,408.00 EUR 29,557 (552)
USD Currency .............. Bank of America NA — 06/24/25 JPY 155.00 USD 249,717 (1,182,704)
USD Currency .............. Morgan Stanley & Co. International plc — 07/23/25 KRW 1,526.00 USD 120,000 (829,930)
USD Currency .............. Morgan Stanley & Co. International plc — 07/23/25 KRW 1,500.00 USD 120,000 (1,288,195)
USD Currency .............. UBS AG — 08/22/25 HKD 7.70 USD 210,200 (1,793,441)
USD Currency .............. UBS AG — 08/27/25 HKD 7.75 USD 210,100 (589,627)
USD Currency .............. JPMorgan Chase Bank NA — 10/10/25 HKD 7.75 USD 419,340 (1,161,543)
USD Currency .............. UBS AG — 10/16/25 HKD 7.75 USD 424,290 (1,184,581)
(15,628,872)
Put
CAD Currency .............. JPMorgan Chase Bank NA — 04/01/25 JPY 104.00 CAD 49,807 (62,603)
USD Currency .............. Morgan Stanley & Co. International plc — 04/01/25 MXN 20.25 USD 19,610 (6,583)
EUR Currency .............. Bank of America NA — 04/03/25 USD 1.01 EUR 149,766 –
EUR Currency .............. Nomura International plc — 04/03/25 USD 1.00 EUR 164,745 –
USD Currency .............. Bank of America NA — 04/04/25 TRY 37.00 USD 10,208 (19)
EUR Currency .............. Deutsche Bank AG — 04/08/25 USD 1.00 EUR 157,221 (145)
USD Currency .............. Morgan Stanley & Co. International plc — 04/08/25 JPY 152.00 USD 30,960 (498,768)
USD Currency .............. Barclays Bank plc — 04/10/25 BRL 5.75 USD 41,586 (514,644)
EUR Currency .............. JPMorgan Chase Bank NA — 04/15/25 USD 1.03 EUR 149,025 (7,299)
USD Currency .............. Citibank NA — 04/15/25 MXN 19.90 USD 20,721 (31,962)
USD Currency .............. Goldman Sachs International — 04/15/25 ZAR 18.40 USD 20,687 (252,719)
EUR Currency .............. JPMorgan Chase Bank NA — 04/16/25 USD 1.08 EUR 103,773 (481,000)
EUR Currency .............. Morgan Stanley & Co. International plc — 04/16/25 USD 1.09 EUR 20,744 (257,365)
IFSC NIFTY 50 Index ......... Citibank NA 2,500 04/24/25 USD 22,000.00 USD 58,798 (59,193)
S&P 500 Index ............. BNP Paribas SA 5,000 04/30/25 5,149.85 28,059 (54,360)
EUR Currency .............. Bank of America NA — 05/01/25 USD 1.01 EUR 115,960 (7,610)
EUR Currency .............. UBS AG — 05/08/25 USD 1.01 EUR 43,834 (8,549)
USD Currency .............. Goldman Sachs International — 05/16/25 TRY 39.50 USD 20,762 (348,718)
CAD Currency .............. HSBC Bank plc — 05/19/25 JPY 100.00 CAD 16,602 (66,856)
CAD Currency .............. Morgan Stanley & Co. International plc — 05/19/25 JPY 100.00 CAD 45,656 (185,760)
USD Currency .............. UBS AG — 05/28/25 MXN 20.10 USD 20,701 (184,632)
USD Currency .............. Citibank NA — 05/29/25 CLP 930.00 USD 40,048 (490,362)
USD Currency .............. Morgan Stanley & Co. International plc — 05/29/25 BRL 5.75 USD 41,586 (749,213)
S&P 500 Index ............. BNP Paribas SA 2,200 05/30/25 USD 5,149.85 12,346 (65,460)
USD Currency .............. Bank of America NA — 06/24/25 JPY 140.00 USD 249,717 (1,124,079)
IFSC NIFTY 50 Index ......... Goldman Sachs International 1,000 06/30/25 USD 20,768.68 USD 23,519 (55,421)
EUR Currency .............. UBS AG — 07/15/25 USD 1.02 EUR 91,867 (167,902)
CHF Currency .............. JPMorgan Chase Bank NA — 11/14/25 JPY 157.00 CHF 35,780 (281,547)
(5,962,769)
$ (21,591,641)
OTC Credit Default Swaptions Written
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Call
Sold Protection on
5-Year Credit Default
Swap ......... 5 .00%
iTraxx Europe
Crossover Index
Series 42.V2 Quarterly
Morgan Stanley & Co.
International plc 04/16/25 BB- EUR 287.50 EUR 43,983 $ (36,150)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaptions Written (continued)
Paid by the
Fund
Received by the
Fund
Description Rate/Reference Rate/Reference Frequency Counterparty
Expiration
Date
Credit
Rating
(a)
Exercise
Price
Notional
Amount (000)
(b)
Value
Put
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 % Quarterly BNP Paribas SA 04/16/25 B+ USD 99.00 USD 36,945 $ (24,228)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 Quarterly
Morgan Stanley & Co.
International plc 04/16/25 B+ USD 99.00 USD 38,925 (25,526)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 43.V1 5 .00 Quarterly BNP Paribas SA 04/16/25 B+ USD 99.50 USD 36,865 (26,513)
Sold Protection on
5-Year Credit Default
Swap .........
Markit CDX North
American High Yield
Index Series 44.V1 5 .00 Quarterly
Goldman Sachs
International 04/16/25 NR USD 100.00 USD 47,555 (9,511)
(85,778)
$ (121,928)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.68% Quarterly
3-mo.
CD_KSDA Quarterly
Goldman Sachs
International 04/07/25 2 .68 % KRW 68,055,450 $ (283,122)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual Citibank NA 04/22/25 2 .70 USD 100,514 (118)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual
Goldman Sachs
International 04/23/25 2 .70 USD 80,688 (137)
30-Year Interest Rate Swap
(a)
2.70% Annual 1-day SOFR Annual Deutsche Bank AG 04/25/25 2 .70 USD 80,835 (266)
2-Year Interest Rate Swap
(a)
. 3.70% Annual 1-day SOFR Annual
Goldman Sachs
International 05/27/25 3 .70 USD 169,382 (603,529)
5-Year Interest Rate Swap
(a)
. 3.70% Annual 6-mo. PRIBOR Semi-Annual
Morgan Stanley & Co.
International plc 06/26/25 3 .70 CZK 1,027,851 (524,986)
1-Year Interest Rate Swap
(a)
. 3.50% At Termination 1-day SONIA At Termination
Goldman Sachs
International 01/21/26 3 .50 GBP 437,067 (967,002)
1-Year Interest Rate Swap
(a)
. 3.23% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 02/02/26 3 .23 GBP 865,256 (1,337,231)
1-Year Interest Rate Swap
(a)
. 3.65% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 02/02/26 3 .65 GBP 865,256 (2,514,994)
1-Year Interest Rate Swap
(a)
. 3.10% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 02/05/26 3 .10 GBP 859,754 (1,114,206)
1-Year Interest Rate Swap
(a)
. 3.40% At Termination 1-day SONIA At Termination
Morgan Stanley & Co.
International plc 02/05/26 3 .40 GBP 859,754 (1,746,247)
1-Year Interest Rate Swap
(a)
. 1.40% Annual 3-mo. EURIBOR Quarterly
Goldman Sachs
International 02/13/26 1 .40 EUR 1,566,589 (1,249,031)
1-Year Interest Rate Swap
(a)
. 1.40% Annual 3-mo. EURIBOR Quarterly
Goldman Sachs
International 02/18/26 1 .40 EUR 774,685 (633,076)
(10,973,945)
Put
5-Year Interest Rate Swap
(a)
. 1-day SONIA Annual 4.10% Annual
JPMorgan Chase
Bank NA 04/22/25 4 .10 GBP 247,417 (595,639)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Citibank NA 04/22/25 4 .15 USD 34,979 (31,197)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual
Goldman Sachs
International 04/23/25 4 .15 USD 20,172 (20,010)
30-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.15% Annual Deutsche Bank AG 04/25/25 4 .15 USD 20,209 (24,220)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaptions Written (continued)
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.05% Annual
Goldman Sachs
International 06/04/25 4 .05 % USD 299,511 $ (1,541,563)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.25% Annual
JPMorgan Chase
Bank NA 06/09/25 4 .25 USD 302,242 (773,202)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 06/13/25 4 .00 USD 699,473 (659,286)
5-Year Interest Rate Swap
(a)
. 6-mo. EURIBOR Semi-Annual 2.74% Annual Citibank NA 06/27/25 2 .74 EUR 499,053 (1,215,564)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.80% Annual
Goldman Sachs
International 07/24/25 4 .80 USD 370,982 (361,031)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.10% At Termination
Morgan Stanley & Co.
International plc 08/26/25 4 .10 GBP 432,709 (788,380)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.27% At Termination
Morgan Stanley & Co.
International plc 08/26/25 4 .27 GBP 432,709 (465,030)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 3.42% Annual
Goldman Sachs
International 09/16/25 3 .42 USD 2,181,200 (15,295,924)
1-Year Interest Rate Swap
(a)
. 1-day SONIA At Termination 4.65% At Termination
Goldman Sachs
International 01/21/26 4 .65 GBP 437,067 (473,390)
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 2.70% Annual
Goldman Sachs
International 02/13/26 2 .70 EUR 783,295 (540,546)
1-Year Interest Rate Swap
(a)
. 3-mo. EURIBOR Quarterly 2.80% Annual
Goldman Sachs
International 02/18/26 2 .80 EUR 387,341 (218,449)
(23,003,431)
$ (33,977,376)
(a)
Forward settling swaption.
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V4 ..................... 5 .00 % Quarterly 12/20/27 USD 43,862 $ (2,575,126) $ — $ (2,575,126)
Markit CDX North American Investment Grade
Index Series 39.V1 ................ 1 .00 Quarterly 12/20/27 USD 58,347 (979,622) — (979,622)
Markit CDX North American High Yield Index
Series 43.V1 ..................... 5 .00 Quarterly 12/20/29 USD 111,018 (6,109,915) (6,628,978) 519,063
iTraxx Asia ex-Japan Investment Grade Index
Series 43.V1 ..................... 1 .00 Quarterly 06/20/30 USD 1,490 (14,886) (16,510) 1,624
iTraxx Europe Crossover Index Series 43.V1 . 5 .00 Quarterly 06/20/30 EUR 74,563 (6,172,300) (6,582,932) 410,632
iTraxx Europe Main Index Series 43.V1 ..... 1 .00 Quarterly 06/20/30 EUR 629,368 (12,217,959) (13,993,213) 1,775,254
iTraxx Europe Senior Financials Index Series
43.V1 ......................... 1 .00 Quarterly 06/20/30 EUR 123,968 (2,040,907) (2,374,383) 333,476
Kingdom of Saudi Arabia ............... 1 .00 Quarterly 06/20/30 USD 15,000 (204,880) (224,443) 19,563
Lennar Corp. ....................... 5 .00 Quarterly 06/20/30 USD 83,676 (14,973,770) (15,146,811) 173,041
Markit CDX North American Emerging Markets
Index Series 43.V1 ................ 1 .00 Quarterly 06/20/30 USD 3,640 137,600 130,739 6,861
Markit CDX North American Investment Grade
Index Series 44.V1 ................ 1 .00 Quarterly 06/20/30 USD 1,923,340 (35,348,644) (37,429,978) 2,081,334
PulteGroup, Inc. .................... 5 .00 Quarterly 06/20/30 USD 45,609 (8,312,263) (8,590,720) 278,457
Republic of Colombia ................. 1 .00 Quarterly 06/20/30 USD 33,691 1,907,266 1,827,739 79,527
Republic of Indonesia ................. 1 .00 Quarterly 06/20/30 USD 37,000 (88,493) (131,785) 43,292
$ (86,993,899) $ (89,161,275) $ 2,167,376

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
41.V2 ........... 5 .00 % Quarterly 12/20/28 BB- USD 67,169 $ 4,046,455 $ — $ 4,046,455
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly 12/20/29 BB- EUR 165,689 13,411,883 14,261,040 (849,157)
iTraxx Europe Main Index
Series 42.V1 ....... 1 .00 Quarterly 12/20/29 A- EUR 67,850 1,325,575 1,480,597 (155,022)
Ford Motor Co. ....... 5 .00 Quarterly 06/20/30 BBB- USD 21,616 2,817,967 2,817,967 —
General Motors Co. .... 5 .00 Quarterly 06/20/30 BBB USD 21,616 3,318,470 3,318,470 —
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 Quarterly 06/20/30 B+ USD 247,000 13,069,276 14,032,221 (962,945)
$ 37,989,626 $ 35,910,295 $ 2,079,331
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.79% Annual 1-day SOFR Annual N/A 04/26/25 USD 455,000 $ 9,961,059 $ — $ 9,961,059
2.80% Annual 1-day SOFR Annual N/A 05/11/25 USD 145,000 3,066,835 — 3,066,835
2.60% Annual 1-day SOFR Annual N/A 05/16/25 USD 150,000 3,463,762 — 3,463,762
4.29% At Termination 1-day EFFR At Termination 05/07/25
(a)
06/18/25 USD 1,118,831 (19,132) — (19,132)
1-day SOFR Annual 4.10% Annual N/A 08/11/25 USD 1,000,596 (4,952,767) — (4,952,767)
4.19% Annual 1-day SOFR Annual N/A 09/28/25 USD 292,000 654,364 — 654,364
28-day MXIBTIIE Monthly 10.14% Monthly N/A 10/17/25 MXN 131,091 49,793 — 49,793
1-day SOFR Annual 4.25% Annual N/A 10/17/25 USD 1,489,926 (1,745,678) — (1,745,678)
1-day SOFR Annual 4.05% Annual N/A 10/18/25 USD 765,005 (2,387,294) — (2,387,294)
1-day SOFR Annual 4.25% Annual N/A 10/19/25 USD 685,759 (729,442) — (729,442)
4.51% Annual 1-day SOFR Annual N/A 11/07/25 USD 800,000 (1,593,421) — (1,593,421)
4.45% Annual 1-day SOFR Annual N/A 11/08/25 USD 400,000 (593,072) — (593,072)
1-day SOFR Annual 3.88% Annual N/A 12/12/25 USD 265,000 (877,859) — (877,859)
1-day SOFR Annual 3.75% Annual N/A 12/15/25 USD 251,214 (1,119,617) — (1,119,617)
1-day SOFR Annual 3.93% Annual N/A 12/15/25 USD 270,000 (726,350) — (726,350)
1-day SOFR Annual 3.78% Annual N/A 12/19/25 USD 589,000 (2,441,081) — (2,441,081)
1-day SOFR Annual 3.81% Annual N/A 12/19/25 USD 613,023 (2,347,352) — (2,347,352)
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 12/20/25 PLN 200,829 287,379 — 287,379
9.31% Monthly 1-day MXIBTIIE Monthly N/A 01/09/26 MXN 1,221,771 (466,829) — (466,829)
1-day SOFR Annual 3.70% Annual N/A 01/20/26 USD 472,000 (2,012,356) — (2,012,356)
4.33% Annual 1-day SOFR Annual N/A 02/22/26 USD 511,600 (1,333,227) — (1,333,227)
1-day MXIBTIIE Monthly 8.47% Monthly N/A 02/25/26 MXN 3,522,766 414,135 — 414,135
4.46% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,500 (1,092,820) — (1,092,820)
4.47% Annual 1-day SOFR Annual N/A 03/02/26 USD 272,000 (1,127,419) — (1,127,419)
0.28% Annual 1-day TONAR Annual N/A 03/09/26 JPY 55,971,540 1,430,974 — 1,430,974
0.29% Annual 1-day TONAR Annual N/A 03/11/26 JPY 56,730,000 1,453,045 — 1,453,045
3.72% Annual 1-day SOFR Annual N/A 03/17/26 USD 270,000 780,672 — 780,672
8.02% Quarterly 3-mo. JIBAR Quarterly N/A 03/26/26 ZAR 547,803 (175,827) — (175,827)
4.73% Annual 1-day SOFR Annual N/A 03/31/26 USD 415,842 (2,416,848) — (2,416,848)
4.87% Annual 1-day SOFR Annual N/A 03/31/26 USD 1,049,201 (8,702,697) — (8,702,697)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (5,031,004) — (5,031,004)
4.75% Annual 1-day SOFR Annual N/A 03/31/26 USD 831,684 (5,157,247) — (5,157,247)
1-day SOFR Annual 4.40% Annual N/A 04/08/26 USD 856,095 (1,560,060) — (1,560,060)
1-day SOFR Annual 4.45% Annual N/A 04/09/26 USD 313,413 (243,909) — (243,909)
1-day SOFR Annual 4.05% Annual N/A 04/18/26 USD 496,227 (4,079,320) — (4,079,320)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 4.30% Annual N/A 04/24/26 USD 597,999 $ (1,775,803) $ — $ (1,775,803)
8.15% Quarterly 3-mo. JIBAR Quarterly 05/07/25
(a)
05/07/26 ZAR 1,977,119 (768,697) — (768,697)
1-day SOFR Annual 4.50% Annual N/A 05/08/26 USD 496,014 858,080 — 858,080
3.15% Annual 1-day SOFR Annual N/A 05/27/26 USD 533,651 12,741,265 208,250 12,533,015
7.97% Quarterly 3-mo. JIBAR Quarterly 06/06/25
(a)
06/06/26 ZAR 815,915 (249,035) — (249,035)
1-day SOFR Annual 4.35% Annual N/A 07/22/26 USD 224,700 623,835 — 623,835
0.41% Annual 1-day TONAR Annual N/A 08/14/26 JPY 35,725,000 989,300 — 989,300
0.40% Annual 1-day TONAR Annual N/A 08/14/26 JPY 28,618,000 834,203 — 834,203
5.16% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 225,509 (63,197) — (63,197)
5.24% Annual 6-mo. WIBOR Semi-Annual N/A 09/19/26 PLN 144,973 (67,345) — (67,345)
6.92% Quarterly 3-mo. JIBAR Quarterly 09/23/25
(a)
09/23/26 ZAR 296,741 63,292 — 63,292
1-day SOFR At Termination 4.17% At Termination 10/23/25
(a)
10/23/26 USD 397,482 2,234,710 — 2,234,710
1-day SOFR At Termination 4.21% At Termination 10/27/25
(a)
10/27/26 USD 794,377 4,825,941 — 4,825,941
1-day SOFR Annual 4.00% Annual N/A 10/28/26 USD 800,722 587,385 — 587,385
0.59% At Termination 1-day TONAR At Termination 10/28/25
(a)
10/28/26 JPY 42,890,000 877,120 — 877,120
0.61% At Termination 1-day TONAR At Termination 11/04/25
(a)
11/04/26 JPY 22,081,000 441,770 — 441,770
1-day MXIBTIIE Monthly 9.26% Monthly N/A 11/18/26 MXN 387,435 379,470 — 379,470
1.98% Annual 1-day ESTR Annual N/A 12/10/26 EUR 229,350 (17,004) — (17,004)
2.02% Annual 1-day ESTR Annual N/A 12/10/26 EUR 228,830 (202,685) — (202,685)
1-day SOFR Annual 4.07% Annual N/A 01/14/27 USD 795,890 3,659,680 — 3,659,680
3.99% At Termination 1-day SONIA At Termination 01/28/26
(a)
01/28/27 GBP 173,440 (179,797) 30,409 (210,206)
1.84% At Termination 1-day ESTR At Termination 03/03/26
(a)
03/03/27 EUR 82,175 52,971 (12,419) 65,390
1-day SOFR Annual 4.03% Annual N/A 03/07/27 USD 464,406 2,407,175 — 2,407,175
1-day SOFR Annual 3.47% Annual N/A 03/10/27 USD 200,466 (1,100,911) — (1,100,911)
2.12% At Termination 1-day ESTR At Termination 03/10/26
(a)
03/10/27 EUR 236,783 (544,954) 174,403 (719,357)
2.05% Annual 1-day ESTR Annual 06/10/25
(a)
03/11/27 EUR 222,130 (561,369) (50,408) (510,961)
1-day SONIA At Termination 3.45% At Termination 03/16/26
(a)
03/16/27 GBP 41,120 (218,888) 13,605 (232,493)
3-mo. BUBOR Quarterly 6.39% At Termination 03/18/26
(a)
03/18/27 HUF 867,507 (935) — (935)
0.94% At Termination 1-day TONAR At Termination 03/18/26
(a)
03/18/27 JPY 94,134,000 353,153 — 353,153
6-mo. BUBOR Semi-Annual 6.50% Annual N/A 03/19/27 HUF 33,450,792 (163,048) — (163,048)
7.25% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/27 ZAR 346,137 44,259 — 44,259
5.14% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 342,425 (380,606) — (380,606)
5.13% Annual 6-mo. WIBOR Semi-Annual N/A 03/19/27 PLN 205,455 (215,533) — (215,533)
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/27 INR 11,412,098 1,188,394 — 1,188,394
3.88% Annual 1-day SOFR Annual N/A 03/20/27 USD 22,337 (60,190) 2,652 (62,842)
3.83% Annual 1-day SOFR Annual N/A 03/25/27 USD 24,555 (41,902) 1,191 (43,093)
6-mo. NIBOR Semi-Annual 4.49% Annual N/A 03/28/27 NOK 450,880 82,372 41,830 40,542
2.27% Annual 6-mo. EURIBOR Semi-Annual N/A 03/28/27 EUR 38,850 (53,191) (3,044) (50,147)
1-day SOFR Annual 4.10% Annual 05/30/25
(a)
05/30/27 USD 590,948 5,014,878 — 5,014,878
1-day SOFR Annual 4.15% Annual 05/30/25
(a)
05/30/27 USD 590,948 5,576,075 — 5,576,075
1-week
CNREPOFIX_
CFXS Quarterly 1.57% Quarterly 06/18/25
(a)
06/18/27 CNY 2,300,000 (16,053) — (16,053)
3.59% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/27 USD 41,304 (31,368) — (31,368)
1.45% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/27 CNY 83,254 21,289 — 21,289
1.59% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/27 CNY 218,440 (23,592) — (23,592)
3.45% Semi-Annual 3-mo. BBR Quarterly 09/17/25
(a)
09/17/27 NZD 9,624 (6,594) — (6,594)
3.47% Semi-Annual 3-mo. BBR Quarterly 09/17/25
(a)
09/17/27 NZD 26,590 (23,222) — (23,222)
2.45% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/27 KRW 60,275,573 44,376 — 44,376
1-day SOFR Annual 3.98% Annual N/A 10/06/27 USD 482,431 2,063,410 — 2,063,410
1-day SONIA At Termination 4.11% At Termination 10/13/26
(a)
10/13/27 GBP 98,050 251,477 (11,230) 262,707
1-day SONIA At Termination 0 At Termination 10/20/26
(a)
10/20/27 GBP 29,710 175,951 39 175,912
1-day SONIA At Termination 4.39% At Termination 10/20/26
(a)
10/20/27 GBP 29,700 173,116 (68) 173,184
1-day SOFR Annual 3.30% Annual 10/23/25
(a)
10/23/27 USD 143,045 (604,663) — (604,663)
1-day SOFR Annual 4.20% Annual 10/23/25
(a)
10/23/27 USD 206,848 2,629,542 — 2,629,542
4.06% Annual 1-day SOFR Annual 10/27/25
(a)
10/27/27 USD 560,300 (5,710,668) (172,330) (5,538,338)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.92% Annual 11/03/25
(a)
11/03/27 USD 98,149 $ 745,195 $ — $ 745,195
1-day SOFR Annual 3.95% Annual 11/03/25
(a)
11/03/27 USD 98,149 800,450 — 800,450
1-day SOFR Annual 3.99% Annual 11/03/25
(a)
11/03/27 USD 196,299 1,729,828 — 1,729,828
1-day SOFR Annual 4.07% Annual 11/03/25
(a)
11/03/27 USD 400,330 4,167,853 — 4,167,853
1-day SOFR Annual 3.86% Annual 11/10/25
(a)
11/10/27 USD 405,709 2,661,049 — 2,661,049
1-day SOFR Annual 3.91% Annual 11/10/25
(a)
11/10/27 USD 410,897 3,024,044 — 3,024,044
1-day SONIA At Termination 3.70% At Termination 12/01/26
(a)
12/01/27 GBP 120,710 (270,485) 14,642 (285,127)
1-day SOFR Annual 3.48% Annual 01/23/26
(a)
01/23/28 USD 540,713 (103,404) — (103,404)
1-day SONIA At Termination 3.18% At Termination 01/26/27
(a)
01/26/28 GBP 101,220 (850,545) 2,991 (853,536)
1-day SOFR Annual 4.00% Annual 01/26/26
(a)
01/26/28 USD 494,279 4,650,167 — 4,650,167
3.45% Annual 1-day SOFR Annual 01/26/26
(a)
01/26/28 USD 494,279 410,769 — 410,769
1-day SONIA At Termination 3.32% At Termination 02/05/27
(a)
02/05/28 GBP 166,200 (1,125,291) (248,749) (876,542)
1-day SOFR Annual 3.87% Annual 02/05/26
(a)
02/05/28 USD 500,675 3,556,301 — 3,556,301
3.27% Annual 1-day SOFR Annual 02/05/26
(a)
02/05/28 USD 500,675 2,044,813 — 2,044,813
1.04% At Termination 1-day TONAR At Termination 02/09/27
(a)
02/09/28 JPY 32,558,000 162,464 — 162,464
1-day SONIA At Termination 3.18% At Termination 02/10/27
(a)
02/10/28 GBP 347,008 (2,899,199) — (2,899,199)
1.08% At Termination 1-day TONAR At Termination 02/24/27
(a)
02/24/28 JPY 31,289,000 65,449 — 65,449
1-day MXIBTIIE Monthly 8.08% Monthly N/A 03/07/28 MXN 996,108 192,312 — 192,312
1-day TONAR Annual 0.78% Annual N/A 03/19/28 JPY 30,721,000 (901,904) — (901,904)
1-week
CNREPOFIX_
CFXS Quarterly 1.58% Quarterly N/A 03/19/28 CNY 505,469 (24,203) — (24,203)
4.64% Annual 1-day SONIA Annual N/A 05/26/28 GBP 24,450 (511,161) — (511,161)
1-day SONIA Annual 4.86% Annual N/A 06/20/28 GBP 124,190 4,039,172 — 4,039,172
0.82% Annual 1-day TONAR Annual 08/04/26
(a)
08/04/28 JPY 150,099,000 5,462,773 — 5,462,773
0.81% Annual 1-day TONAR Annual 08/04/26
(a)
08/04/28 JPY 8,586,000 323,649 — 323,649
0.60% Annual 1-day TONAR Annual 08/12/26
(a)
08/12/28 JPY 23,290,095 1,538,932 — 1,538,932
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 495,162 (8,971,357) — (8,971,357)
4.26% Annual 1-day SOFR Annual N/A 08/31/28 USD 981,388 (16,830,545) — (16,830,545)
4.29% Annual 1-day SOFR Annual N/A 08/31/28 USD 782,949 (14,234,360) — (14,234,360)
4.25% Annual 1-day SOFR Annual N/A 08/31/28 USD 195,737 (3,237,006) — (3,237,006)
3.16% Annual 1-day SOFR Annual N/A 09/19/28 USD 17,900 418,729 — 418,729
1-day SOFR Annual 4.40% Annual N/A 10/31/28 USD 250,232 6,174,693 — 6,174,693
1-day SONIA Annual 4.12% Annual N/A 11/17/28 GBP 121,376 363,410 — 363,410
1-day SONIA Annual 4.12% Annual N/A 11/21/28 GBP 120,683 376,870 — 376,870
1-day SONIA At Termination 3.47% At Termination 12/06/27
(a)
12/06/28 GBP 67,940 (363,837) (17,400) (346,437)
1-day SOFR Annual 3.25% Annual 12/15/26
(a)
12/15/28 USD 419,055 (2,099,171) — (2,099,171)
1-day SONIA At Termination 3.31% At Termination 02/07/28
(a)
02/07/29 GBP 84,960 (611,558) (108,859) (502,699)
2.92% Annual 1-day SOFR Annual N/A 02/16/29 USD 180,919 5,029,073 344,508 4,684,565
1.08% Annual 1-day TONAR Annual 03/02/27
(a)
03/02/29 JPY 22,210,300 176,494 — 176,494
1.11% Annual 1-day TONAR Annual 03/02/27
(a)
03/02/29 JPY 9,518,700 38,748 — 38,748
6-mo. EURIBOR Semi-Annual 3.00% Annual N/A 03/05/29 EUR 300,382 8,340,627 — 8,340,627
0.50% Annual 1-day TONAR Annual N/A 03/05/29 JPY 27,688,578 3,488,401 — 3,488,401
0.50% Annual 1-day TONAR Annual N/A 03/11/29 JPY 27,688,578 3,494,641 — 3,494,641
3.80% Annual 1-day SOFR Annual N/A 03/19/29 USD 13,200 (70,621) — (70,621)
1.13% Annual 1-day TONAR Annual 03/19/27
(a)
03/19/29 JPY 6,129,000 11,481 — 11,481
1-day MIBOR Semi-Annual 6.26% Semi-Annual N/A 03/20/29 INR 3,262,500 514,089 — 514,089
1-day MIBOR Semi-Annual 6.30% Semi-Annual N/A 03/20/29 INR 3,987,500 690,203 — 690,203
1-day ESTR Annual 2.37% Annual 03/23/27
(a)
03/23/29 EUR 81,320 149,350 40,009 109,341
1.18% Annual 1-day TONAR Annual 03/25/27
(a)
03/25/29 JPY 6,301,000 (30,007) — (30,007)
1-day SOFR Annual 3.79% Annual N/A 03/29/29 USD 732,656 (5,317,384) — (5,317,384)
1-day ESTR Annual 2.35% Annual 03/31/27
(a)
03/31/29 EUR 82,010 111,407 16,185 95,222
1-day SOFR Annual 4.00% Annual N/A 04/08/29 USD 414,291 1,308,376 — 1,308,376
1-day SOFR Annual 4.05% Annual N/A 04/09/29 USD 313,413 1,741,791 — 1,741,791
1-day SOFR Annual 4.00% Annual N/A 04/18/29 USD 496,227 1,810,808 — 1,810,808
1-day SOFR Annual 4.00% Annual N/A 04/24/29 USD 249,166 982,866 — 982,866
6-mo. EURIBOR Semi-Annual 2.90% Annual N/A 04/30/29 EUR 349,347 13,579,516 — 13,579,516
1-day SOFR Annual 4.00% Annual N/A 05/06/29 USD 501,757 2,278,150 — 2,278,150
6-mo. EURIBOR Semi-Annual 2.87% Annual N/A 06/11/29 EUR 248,990 9,509,464 — 9,509,464
3.57% Annual 1-day SOFR Annual N/A 08/05/29 USD 10,553 118,043 — 118,043

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.65% Annual 1-day SOFR Annual 06/02/25
(a)
08/31/29 USD 21,310 $ (32,311) $ (15,800) $ (16,511)
3.83% Annual 1-day SOFR Annual 06/02/25
(a)
08/31/29 USD 106,990 (912,792) — (912,792)
1-day SOFR Annual 3.66% Annual N/A 10/10/29 USD 250,246 (960,478) — (960,478)
3-mo. BBR Quarterly 4.17% Quarterly 11/01/27
(a)
11/01/29 AUD 225,780 686,465 — 686,465
1-day MXIBTIIE Monthly 9.04% Monthly N/A 11/14/29 MXN 8,492,353 16,562,723 — 16,562,723
0.77% Annual 1-day TONAR Annual N/A 11/18/29 JPY 61,997,581 4,085,975 — 4,085,975
8.97% Monthly 1-day MXIBTIIE Monthly N/A 12/14/29 MXN 507,178 (928,845) — (928,845)
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 4,000,000 346,506 — 346,506
1-day MIBOR Semi-Annual 6.12% Semi-Annual N/A 12/18/29 INR 4,000,000 360,592 — 360,592
1-day SONIA Annual 4.00% Annual N/A 01/16/30 GBP 299,226 (404,410) — (404,410)
1-day SONIA Annual 4.00% Annual N/A 01/20/30 GBP 242,415 (303,159) — (303,159)
6-mo. EURIBOR Semi-Annual 2.42% Annual N/A 01/31/30 EUR 7,328 1,188 1,981 (793)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 02/03/30 EUR 14,772 14,040 35,860 (21,820)
8.65% Monthly 1-day MXIBTIIE Monthly N/A 02/07/30 MXN 195,975 (238,106) — (238,106)
1-day SOFR Annual 3.23% Annual N/A 02/19/30 USD 299,521 (6,083,147) — (6,083,147)
1-day MIBOR Semi-Annual 6.06% Semi-Annual N/A 02/21/30 INR 10,188,858 738,211 — 738,211
1-day SOFR Annual 3.90% Annual N/A 02/24/30 USD 127,468 1,352,419 — 1,352,419
6-mo. PRIBOR Semi-Annual 3.46% Annual N/A 03/19/30 CZK 386,761 (78,879) — (78,879)
6-mo. PRIBOR Semi-Annual 3.69% Annual N/A 03/19/30 CZK 455,372 118,782 — 118,782
6-mo. WIBOR Semi-Annual 4.88% Annual N/A 03/19/30 PLN 101,717 268,886 — 268,886
6-mo. WIBOR Semi-Annual 4.91% Annual N/A 03/19/30 PLN 88,842 256,868 — 256,868
6-mo. WIBOR Semi-Annual 4.94% Annual N/A 03/19/30 PLN 169,528 556,999 — 556,999
1-day MIBOR Semi-Annual 6.00% Semi-Annual N/A 03/19/30 INR 4,248,404 205,161 — 205,161
6-mo. BUBOR Semi-Annual 6.55% Annual N/A 03/19/30 HUF 7,054,651 (144,238) — (144,238)
0.87% Annual 1-day TONAR Annual N/A 03/19/30 JPY 37,297,000 2,086,825 — 2,086,825
7.94% Quarterly 3-mo. JIBAR Quarterly N/A 03/19/30 ZAR 1,643,689 (717,657) — (717,657)
3-mo. STIBOR Quarterly 2.77% Annual N/A 03/27/30 SEK 355,870 209,959 — 209,959
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/27/30 EUR 16,150 (80,400) — (80,400)
2.50% Annual 6-mo. EURIBOR Semi-Annual N/A 03/27/30 EUR 16,150 (76,299) — (76,299)
6-mo. PRIBOR Semi-Annual 3.56% Annual 06/18/25
(a)
06/18/30 CZK 422,254 — — —
6-mo. PRIBOR Semi-Annual 3.66% Annual 06/18/25
(a)
06/18/30 CZK 255,758 51,323 30,407 20,916
6-mo. PRIBOR Semi-Annual 3.66% Annual 06/18/25
(a)
06/18/30 CZK 155,383 31,180 18,473 12,707
1-day SOFR Annual 3.73% Annual 06/18/25
(a)
06/18/30 USD 92,220 445,240 — 445,240
3.39% Quarterly 3-mo. HIBOR Quarterly 06/18/25
(a)
06/18/30 HKD 720,520 (605,932) — (605,932)
1.06% Annual 1-day TONAR Annual 09/17/25
(a)
09/17/30 JPY 1,502,651 22,649 — 22,649
1.12% Annual 1-day TONAR Annual 09/17/25
(a)
09/17/30 JPY 4,618,220 (13,028) — (13,028)
1.64% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 452,085 (175,980) — (175,980)
3.78% Semi-Annual 3-mo. BBR Quarterly 09/17/25
(a)
09/17/30 NZD 34,993 (41,616) — (41,616)
4.05% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 48,075 (103,619) — (103,619)
3.98% Annual 1-day SOFR Annual N/A 07/02/31 USD 6,800 (66,527) — (66,527)
0.02% Annual 6-mo. EURIBOR Semi-Annual N/A 08/26/31 EUR 157,050 25,151,942 — 25,151,942
1-day SOFR Annual 3.79% Annual N/A 10/14/31 USD 197,460 482,200 — 482,200
1-day SOFR Annual 3.79% Annual N/A 11/19/31 USD 251,205 783,595 — 783,595
4.11% Annual 1-day SOFR Annual N/A 11/30/31 USD 98,240 (2,408,137) (37,724) (2,370,413)
4.10% Annual 1-day SOFR Annual N/A 11/30/31 USD 111,490 (2,679,199) — (2,679,199)
3.81% Annual 1-day SOFR Annual 06/02/25
(a)
12/31/31 USD 14,300 (115,859) 4,705 (120,564)
1-day SOFR Annual 3.78% Annual N/A 01/28/32 USD 467,125 1,942,832 — 1,942,832
2.38% Annual 1-day SOFR Annual N/A 04/08/32 USD 43,962 4,717,318 — 4,717,318
2.60% Annual 1-day SOFR Annual N/A 05/26/32 USD 53,426 4,745,396 — 4,745,396
1-day SOFR Annual 3.47% Annual N/A 10/04/32 USD 223,490 (4,719,373) — (4,719,373)
1-day SOFR Annual 3.42% Annual N/A 10/05/32 USD 103,240 (2,544,843) — (2,544,843)
1-day SOFR Annual 3.05% Annual N/A 10/28/32 USD 249,920 (12,445,533) — (12,445,533)
1-day SOFR Annual 2.88% Annual N/A 11/02/32 USD 250,132 (15,362,112) — (15,362,112)
1-day SOFR Annual 2.92% Annual N/A 11/04/32 USD 249,476 (14,634,198) — (14,634,198)
1-day SOFR Annual 2.90% Annual N/A 11/15/32 USD 400,986 (23,946,702) — (23,946,702)
1-day SOFR Annual 3.20% Annual N/A 11/28/32 USD 239,768 (9,198,560) — (9,198,560)
1-day ESTR Annual 2.34% Annual 01/19/28
(a)
01/19/33 EUR 150,420 (1,932,727) — (1,932,727)
1-day SOFR Annual 3.14% Annual 05/12/28
(a)
05/12/33 USD 279,328 (7,216,416) — (7,216,416)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.75% Annual N/A 08/09/33 USD 251,131 $ (1,266,535) $ — $ (1,266,535)
3.24% Annual 1-day SOFR Annual N/A 08/09/33 USD 122,861 5,512,798 — 5,512,798
1-day SOFR Annual 3.93% Annual N/A 10/04/33 USD 249,492 2,790,498 — 2,790,498
1-day SOFR Annual 3.50% Annual N/A 10/17/33 USD 343,829 (7,494,379) — (7,494,379)
4.40% Annual 1-day SOFR Annual N/A 11/01/33 USD 245,780 (11,883,564) — (11,883,564)
1-day SOFR Annual 4.00% Annual N/A 01/12/34 USD 193,843 3,629,643 — 3,629,643
1-day SOFR Annual 4.00% Annual N/A 01/17/34 USD 55,662 1,044,572 — 1,044,572
1-day ESTR Annual 2.50% Annual 06/10/25
(a)
02/15/34 EUR 19,700 100,169 57,575 42,594
1-day ESTR Annual 2.57% Annual 06/10/25
(a)
02/15/34 EUR 29,450 318,609 119,586 199,023
1-day MIBOR Semi-Annual 6.34% Semi-Annual N/A 03/20/34 INR 2,099,011 589,340 — 589,340
1-day MIBOR Semi-Annual 6.35% Semi-Annual N/A 03/20/34 INR 2,099,011 606,005 — 606,005
3.38% Annual 1-day SOFR Annual N/A 10/09/34 USD 140,367 5,012,047 — 5,012,047
3.62% Annual 1-day SOFR Annual 10/09/29
(a)
10/09/34 USD 510,800 4,949,586 — 4,949,586
1-day SOFR Annual 3.66% Annual N/A 10/10/34 USD 168,525 (2,013,759) — (2,013,759)
6-mo. BBR Semi-Annual 4.64% Semi-Annual 12/19/29
(a)
12/19/34 AUD 169,960 (289,330) — (289,330)
1-day SOFR Annual 3.67% Annual N/A 12/26/34 USD 310,210 (2,889,116) — (2,889,116)
9.45% Monthly 1-day MXIBTIIE Monthly N/A 01/03/35 MXN 681,312 (2,464,230) — (2,464,230)
1-day SOFR Annual 3.70% Annual N/A 01/06/35 USD 242,395 (1,608,330) — (1,608,330)
1-day TONAR Annual 1.13% Annual N/A 03/19/35 JPY 9,635,000 (1,078,487) — (1,078,487)
1-day SOFR Annual 3.97% Annual 03/19/30
(a)
03/19/35 USD 20,160 50,282 (9,725) 60,007
6.07% Semi-Annual 1-day MIBOR Semi-Annual N/A 03/19/35 INR 1,674,046 (104,220) — (104,220)
1-day SOFR Annual 3.97% Annual 03/21/30
(a)
03/21/35 USD 11,990 29,850 (4,623) 34,473
1-day SOFR Annual 3.75% Annual N/A 03/27/35 USD 240,187 (338,541) — (338,541)
1-day SOFR Annual 4.00% Annual 03/28/30
(a)
03/28/35 USD 9,940 36,112 (15,018) 51,130
6-mo. BBR Semi-Annual 4.36% Semi-Annual N/A 03/31/35 AUD 16,100 36,191 — 36,191
6-mo. BBR Semi-Annual 4.28% Semi-Annual 04/01/25
(a)
04/01/35 AUD 16,090 — — —
1-day ESTR Annual 2.49% Annual 04/02/25
(a)
04/02/35 EUR 8,640 30,593 30,593 —
1.30% Annual 1-day TONAR Annual 09/17/25
(a)
09/17/35 JPY 2,280,535 104,935 — 104,935
1.39% Annual 1-day TONAR Annual 09/17/25
(a)
09/17/35 JPY 6,931,964 (75,324) — (75,324)
4.20% Semi-Annual 3-mo. BBR Quarterly 09/17/25
(a)
09/17/35 NZD 9,816 (13,596) — (13,596)
4.23% Semi-Annual 3-mo. BBR Quarterly 09/17/25
(a)
09/17/35 NZD 26,450 (80,705) — (80,705)
4.42% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/35 AUD 20,491 (74,676) — (74,676)
4.42% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/35 AUD 63,181 (231,847) — (231,847)
3.46% Annual 1-day SOFR Annual 12/15/26
(a)
12/15/36 USD 95,777 2,651,275 — 2,651,275
1-day SONIA Annual 4.29% Annual 06/30/25
(a)
01/29/38 GBP 33,006 100,855 — 100,855
1-day SONIA Annual 4.34% Annual 06/30/25
(a)
01/29/38 GBP 19,780 180,764 — 180,764
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (2,772,981) — (2,772,981)
4.08% Annual 1-day SOFR Annual N/A 08/15/39 USD 133,200 (2,628,911) — (2,628,911)
4.09% Annual 1-day SOFR Annual N/A 08/15/39 USD 167,354 (3,569,420) — (3,569,420)
4.02% Annual 1-day SOFR Annual N/A 08/15/39 USD 66,600 (859,960) — (859,960)
2.93% Annual 1-day SOFR Annual N/A 11/26/41 USD 32,045 3,951,016 (38,354) 3,989,370
1-day TONAR Annual 1.97% Annual 08/02/34
(a)
08/02/44 JPY 2,049,000 (372,946) — (372,946)
1-day TONAR Annual 1.99% Annual 08/02/34
(a)
08/02/44 JPY 35,827,000 (6,125,673) — (6,125,673)
1-day TONAR Annual 1.97% Annual 08/09/34
(a)
08/09/44 JPY 5,126,760 (936,384) — (936,384)
6-mo. EURIBOR Semi-Annual 2.46% Annual N/A 09/12/44 EUR 15,970 (590,333) — (590,333)
6-mo. EURIBOR Semi-Annual 2.43% Annual N/A 09/13/44 EUR 16,020 (665,852) 31,177 (697,029)
6-mo. EURIBOR Semi-Annual 2.41% Annual N/A 10/07/44 EUR 57,780 (3,601,869) (298,043) (3,303,826)
6-mo. EURIBOR Semi-Annual 2.36% Annual N/A 01/06/45 EUR 10,330 (689,938) 50,204 (740,142)
6-mo. EURIBOR Semi-Annual 2.30% Annual N/A 02/10/45 EUR 14,140 (1,082,378) (10,410) (1,071,968)
6-mo. EURIBOR Semi-Annual 2.46% Annual N/A 02/21/45 EUR 18,600 (944,281) (76,598) (867,683)
1-day TONAR Annual 2.26% Annual 02/28/35
(a)
02/28/45 JPY 3,773,679 (192,814) — (192,814)
1-day TONAR Annual 2.26% Annual 02/28/35
(a)
02/28/45 JPY 1,695,421 (81,355) — (81,355)
1-day TONAR Annual 2.27% Annual 02/28/35
(a)
02/28/45 JPY 2,343,900 (103,361) — (103,361)
6-mo. EURIBOR Semi-Annual 2.46% Annual N/A 03/06/45 EUR 42,630 (2,121,600) 14,119 (2,135,719)
1-day TONAR Annual 2.41% Annual 03/20/35
(a)
03/20/45 JPY 1,770,000 48,980 — 48,980
1-day TONAR Annual 2.43% Annual 03/25/35
(a)
03/25/45 JPY 1,573,000 56,517 — 56,517
6-mo. EURIBOR Semi-Annual 2.75% Annual N/A 03/25/45 EUR 26,260 (50,821) (105,507) 54,686
6-mo. EURIBOR Semi-Annual 2.75% Annual N/A 03/26/45 EUR 102,990 (253,359) (466,348) 212,989
2.81% Annual 1-day SOFR Annual N/A 01/25/51 USD 62,463 10,802,843 (816,616) 11,619,459
2.81% Annual 1-day SOFR Annual N/A 01/28/51 USD 111,429 19,269,739 (1,463,166) 20,732,905

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.80% Annual 1-day SOFR Annual N/A 02/01/51 USD 65,177 $ 11,361,275 $ (742,115) $ 12,103,390
2.80% Annual 1-day SOFR Annual N/A 02/04/51 USD 37,194 6,482,986 (425,598) 6,908,584
2.80% Annual 1-day SOFR Annual N/A 02/05/51 USD 38,392 6,689,843 (439,277) 7,129,120
2.80% Annual 1-day SOFR Annual N/A 02/22/51 USD 15,576 2,702,240 (751,867) 3,454,107
2.80% Annual 1-day SOFR Annual N/A 05/27/51 USD 62,621 11,937,266 (3,094,320) 15,031,586
2.80% Annual 1-day SOFR Annual N/A 06/07/51 USD 19,517 3,706,706 (966,198) 4,672,904
2.79% Annual 1-day SOFR Annual N/A 01/21/52 USD 153,727 27,411,214 (7,772,280) 35,183,494
1-day SOFR Annual 4.00% Annual N/A 11/03/53 USD 99,173 2,924,719 — 2,924,719
3.65% Annual 1-day SOFR Annual N/A 11/03/53 USD 99,173 3,215,661 — 3,215,661
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 11,797 391,355 — 391,355
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 11,797 351,163 — 351,163
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 5,948 167,793 — 167,793
1-day TONAR Annual 1.45% Annual N/A 03/06/54 JPY 5,655,040 (4,233,849) — (4,233,849)
1-day TONAR Annual 1.45% Annual N/A 03/11/54 JPY 5,655,040 (4,224,369) — (4,224,369)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 2,498 100,894 — 100,894
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 9,667 94,985 (19,446) 114,431
1-day ESTR Annual 2.20% Annual N/A 08/15/54 EUR 18,230 (1,411,427) — (1,411,427)
1-day ESTR Annual 2.26% Annual N/A 08/15/54 EUR 18,370 (1,171,661) — (1,171,661)
1-day ESTR Annual 2.63% Annual 06/10/25
(a)
08/15/54 EUR 18,720 348,671 282,302 66,369
6-mo. EURIBOR Semi-Annual 2.19% Annual N/A 02/13/55 EUR 3,558 (350,401) (2,139) (348,262)
3.99% Annual 1-day SOFR Annual N/A 02/19/55 USD 11,558 (391,290) — (391,290)
1-day ESTR Annual 2.28% Annual N/A 03/07/55 EUR 18,160 (1,084,287) (946,606) (137,681)
2.33% Annual 6-mo. EURIBOR Semi-Annual N/A 03/07/55 EUR 18,050 1,204,743 962,934 241,809
1-day ESTR Annual 2.54% Annual N/A 03/20/55 EUR 18,500 (858) 7,434 (8,292)
2.62% Annual 6-mo. EURIBOR Semi-Annual N/A 03/20/55 EUR 18,900 41,401 (9,103) 50,504
6-mo. EURIBOR Semi-Annual 2.64% Annual N/A 03/27/55 EUR 3,620 7,213 (15,791) 23,004
2.64% Annual 6-mo. EURIBOR Semi-Annual N/A 03/27/55 EUR 3,620 (7,191) 22,829 (30,020)
2.11% Annual 6-mo. EURIBOR Semi-Annual N/A 09/12/64 EUR 9,230 958,649 — 958,649
2.17% Annual 6-mo. EURIBOR Semi-Annual N/A 02/21/65 EUR 5,560 564,565 42,629 521,936
1.93% Annual 6-mo. EURIBOR Semi-Annual N/A 09/13/74 EUR 7,780 1,184,812 (11,597) 1,196,409
1.96% Annual 6-mo. EURIBOR Semi-Annual N/A 10/07/74 EUR 26,770 4,261,742 251,340 4,010,402
1.85% Annual 6-mo. EURIBOR Semi-Annual N/A 01/06/75 EUR 4,980 938,104 (26,736) 964,840
1.80% Annual 6-mo. EURIBOR Semi-Annual N/A 02/10/75 EUR 6,670 1,347,166 40,879 1,306,287
1.95% Annual 6-mo. EURIBOR Semi-Annual N/A 02/13/75 EUR 2,426 382,358 1,352 381,006
1.95% Annual 6-mo. EURIBOR Semi-Annual N/A 02/14/75 EUR 12,130 1,919,584 122,865 1,796,719
2.06% Annual 6-mo. EURIBOR Semi-Annual N/A 02/21/75 EUR 6,250 779,958 56,758 723,200
2.11% Annual 6-mo. EURIBOR Semi-Annual N/A 03/06/75 EUR 23,500 2,569,370 11,010 2,558,360
2.42% Annual 6-mo. EURIBOR Semi-Annual N/A 03/25/75 EUR 13,980 205,508 165,235 40,273
2.42% Annual 6-mo. EURIBOR Semi-Annual N/A 03/26/75 EUR 46,680 630,888 496,509 134,379
$ 83,987,076 $ (15,456,042) $ 99,443,118
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.15% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 02/15/26 EUR 79,450 $ (100,830) $ — $ (100,830)
UK Retail Price Index All
Items Monthly At Termination 4.78% At Termination 02/15/26 GBP 61,590 395,073 — 395,073

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.98% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 01/15/30 EUR 39,720 $ (77,347) $ — $ (77,347)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.67% At Termination 01/15/30 EUR 39,720 (21,929) — (21,929)
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/24/30 USD 52,630 330,633 — 330,633
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 01/29/30 USD 61,410 404,520 — 404,520
1.86% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 02/15/30 EUR 38,756 190,332 — 190,332
1.93% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 02/15/30 EUR 40,630 61,328 — 61,328
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.56% At Termination 02/15/30 EUR 38,930 (320,534) — (320,534)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.60% At Termination 02/15/30 EUR 40,630 (261,027) — (261,027)
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/13/30 USD 102,620 845,364 — 845,364
U.S. Consumer Price Index
All Items Monthly At Termination 2.49% At Termination 03/14/30 USD 44,650 (290,814) — (290,814)
1.97% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 03/15/30 EUR 43,704 (62,928) 4,851 (67,779)
2.00% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 03/15/30 EUR 39,180 (111,862) — (111,862)
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.76% At Termination 03/15/30 EUR 43,900 22,805 16,213 6,592
U.S. Consumer Price Index
All Items Monthly At Termination 2.45% At Termination 03/19/30 USD 19,330 (157,964) 316 (158,280)
U.S. Consumer Price Index
All Items Monthly At Termination 2.44% At Termination 03/21/30 USD 9,720 (79,825) (3,910) (75,915)
U.S. Consumer Price Index
All Items Monthly At Termination 2.52% At Termination 03/28/30 USD 9,540 (39,461) (12,886) (26,575)
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.69% At Termination 08/15/32 EUR 30,405 905,930 — 905,930
2.06% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 10/15/34 EUR 27,230 (175,596) (176,572) 976
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 2.08% At Termination 10/15/34 EUR 27,060 482,446 251,543 230,903
1.97% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 01/15/35 EUR 29,080 177,871 106,611 71,260
France Consumer Price
Index ex. Tobacco All Items
Monthly At Termination 1.95% At Termination 01/15/35 EUR 29,080 (85,703) (45,974) (39,729)
2.46% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/14/35 USD 44,650 293,704 — 293,704
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 2.09% At Termination 03/15/35 EUR 36,490 210,233 — 210,233

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/19/35 USD 19,330 $ 168,481 $ 2,322 $ 166,159
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/21/35 USD 9,720 77,549 (3,127) 80,676
2.48% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/28/35 USD 9,540 34,817 10,718 24,099
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/02/35 USD 14,520 — — —
1.96% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 04/15/35 EUR 8,160 26,196 26,196 —
2.39% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 03/03/55 USD 12,280 (25,591) — (25,591)
$ 2,815,871 $ 176,301 $ 2,639,570
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Ally Financial, Inc. ......... 5 .00 % Quarterly Citibank NA 06/20/25 USD 880 $ (10,448) $ (4,160) $ (6,288)
Ally Financial, Inc. ......... 5 .00 Quarterly Citibank NA 06/20/25 USD 1,320 (15,673) (6,239) (9,434)
Ardagh Packaging Finance plc . 5 .00 Quarterly Deutsche Bank AG 06/20/25 EUR 2,934 283,714 208,166 75,548
Ardagh Packaging Finance plc . 5 .00 Quarterly Deutsche Bank AG 06/20/25 EUR 1,763 170,480 142,258 28,222
Ardagh Packaging Finance plc . 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 EUR 2,650 256,251 108,461 147,790
Avis Budget Car Rental LLC .. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/25 USD 4,370 (42,254) 23,832 (66,086)
Macy's Retail Holdings LLC ... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,000 (949) 10,653 (11,602)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 06/20/25 USD 1,625 (883) 31,234 (32,117)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,190 (2,673) 5,627 (8,300)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 1,010 (2,269) 3,635 (5,904)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (5,332) 4,032 (9,364)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 2,825 (5,332) 3,750 (9,082)
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/25 USD 3,750 (7,077) 9,798 (16,875)
Boparan Finance plc ....... 5 .00 Quarterly Goldman Sachs International 12/20/25 EUR 2,651 (84,920) 38,597 (123,517)
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 1,235 95,158 70,368 24,790
Community Health Systems, Inc. 5 .00 Quarterly Goldman Sachs International 06/20/26 USD 830 63,953 36,479 27,474
BorgWarner, Inc. .......... 1 .00 Quarterly BNP Paribas SA 12/20/27 USD 3,000 (40,491) 22,657 (63,148)
INEOS Group Holdings SA ... 5 .00 Quarterly BNP Paribas SA 12/20/27 EUR 1,202 (165,572) (70,056) (95,516)
Intesa Sanpaolo SpA ....... 1 .00 Quarterly BNP Paribas SA 12/20/27 EUR 5,600 (68,462) 242,730 (311,192)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Bank of America NA 12/20/27 USD 1,620 26,402 235,635 (209,233)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Barclays Bank plc 12/20/27 USD 1,030 16,787 145,786 (128,999)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 1,215 19,802 246,005 (226,203)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 980 15,972 150,260 (134,288)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Citibank NA 12/20/27 USD 650 10,593 96,836 (86,243)
Pitney Bowes, Inc. ......... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 1,030 16,787 145,868 (129,081)
Pitney Bowes, Inc. ......... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 2,760 44,981 529,504 (484,523)
Simon Property Group LP .... 1 .00 Quarterly Goldman Sachs International 12/20/27 USD 7,485 (128,132) 63,485 (191,617)
Simon Property Group LP .... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 4,700 (80,457) 39,939 (120,396)
UniCredit SpA ............ 1 .00 Quarterly Goldman Sachs International 12/20/27 EUR 16 (160) 684 (844)
UniCredit SpA ............ 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 EUR 5,349 (53,513) 209,973 (263,486)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/27 USD 1,750 302,030 111,575 190,455
Caterpillar, Inc. ........... 1 .00 Quarterly Citibank NA 06/20/28 USD 11,800 (284,433) (192,499) (91,934)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 10,488 (144,038) 368,984 (513,022)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,496 (48,013) 122,995 (171,008)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,916 (53,781) 145,190 (198,971)
Deutsche Bank AG ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 17,900 (245,831) 967,983 (1,213,814)
Paramount Global ......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 USD 5,785 (73,366) 165,345 (238,711)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UBS Group AG ........... 1 .00 % Quarterly BNP Paribas SA 06/20/28 EUR 4,131 $ (90,696) $ 121,061 $ (211,757)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 1,536 (33,723) 55,120 (88,843)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,487 (76,557) 120,168 (196,725)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 29,800 (654,259) 689,545 (1,343,804)
UBS Group AG ........... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/28 EUR 3,623 (79,543) 140,161 (219,704)
Boeing Co. (The) .......... 1 .00 Quarterly Deutsche Bank AG 12/20/28 USD 17,500 (173,225) (63,793) (109,432)
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/28 EUR 3,996 (455,144) 120,260 (575,404)
Gap, Inc. (The) ........... 1 .00 Quarterly Morgan Stanley & Co. International plc 12/20/28 USD 1,985 16,000 229,991 (213,991)
Xerox Corp. ............. 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/28 USD 410 125,764 37,032 88,732
Boeing Co. (The) .......... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 17,500 (163,758) 177,373 (341,131)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 2,090 (314,009) (197,779) (116,230)
DXC Technology Co. ....... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 USD 4,175 (627,267) (447,013) (180,254)
Novafives SAS ........... 5 .00 Quarterly Goldman Sachs International 06/20/29 EUR 2,855 (510,064) (224,334) (285,730)
Novafives SAS ........... 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/29 EUR 3,007 (537,219) (182,475) (354,744)
Picard Bondco SA ......... 5 .00 Quarterly Deutsche Bank AG 06/20/29 EUR 2,715 (245,151) (203,607) (41,544)
Best Buy Co., Inc. ......... 5 .00 Quarterly BNP Paribas SA 12/20/29 USD 10,199 (1,936,780) (1,968,271) 31,491
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 12/20/29 EUR 9,749 (59,555) (60,093) 538
eG Global Finance plc ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 EUR 3,040 (342,612) (57,418) (285,194)
Honda Motor Co. Ltd. ....... 1 .00 Quarterly Barclays Bank plc 12/20/29 JPY 592,003 (70,659) (109,893) 39,234
Intesa Sanpaolo SpA ....... 1 .00 Quarterly JPMorgan Chase Bank NA 12/20/29 EUR 9,872 54,321 — 54,321
Lincoln National Corp. ...... 1 .00 Quarterly Bank of America NA 12/20/29 USD 5,160 51,392 103,810 (52,418)
Lincoln National Corp. ...... 1 .00 Quarterly Bank of America NA 12/20/29 USD 15,403 153,410 342,391 (188,981)
Ally Financial, Inc. ......... 5 .00 Quarterly Goldman Sachs International 06/20/30 USD 6,140 (901,580) (935,877) 34,297
ArcelorMittal SA ........... 5 .00 Quarterly Goldman Sachs International 06/20/30 EUR 15,320 (2,880,961) (2,913,329) 32,368
BNP Paribas SA .......... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 EUR 13,770 91,517 37,817 53,700
Commerzbank AG ......... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 8,340 183,613 142,694 40,919
Deutsche Bank AG ......... 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 26,500 (63,156) (137,969) 74,813
Exelon Corp. ............. 1 .00 Quarterly Bank of America NA 06/20/30 USD 84,050 (2,447,034) (2,455,816) 8,782
Federative Republic of Brazil .. 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 USD 91,071 3,560,228 3,923,784 (363,556)
Grifols SA ............... 5 .00 Quarterly Goldman Sachs International 06/20/30 EUR 6,685 (25,339) (129,273) 103,934
Hapag-Lloyd AG .......... 5 .00 Quarterly Bank of America NA 06/20/30 EUR 2,960 (418,631) (448,632) 30,001
HSBC Holdings plc ........ 1 .00 Quarterly BNP Paribas SA 06/20/30 EUR 13,760 (26,033) (61,454) 35,421
HSBC Holdings plc ........ 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 EUR 23,230 (526,787) (552,476) 25,689
Intel Corp. .............. 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 USD 48,429 (360,462) (226,265) (134,197)
International Game Technology
plc ................. 5 .00 Quarterly Bank of America NA 06/20/30 EUR 9,581 (1,646,779) (1,625,793) (20,986)
Kingdom of Saudi Arabia ..... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 1,891 (25,829) (27,920) 2,091
Ladbrokes Group Finance plc . 1 .00 Quarterly Goldman Sachs International 06/20/30 EUR 6,255 176,226 189,270 (13,044)
Lincoln National Corp. ...... 1 .00 Quarterly Bank of America NA 06/20/30 USD 99,220 1,541,759 1,139,589 402,170
Nissan Motor Co. Ltd. ....... 1 .00 Quarterly Barclays Bank plc 06/20/30 JPY 136,364 47,952 37,229 10,723
Nissan Motor Co. Ltd. ....... 1 .00 Quarterly Barclays Bank plc 06/20/30 JPY 136,527 48,010 42,204 5,806
Nissan Motor Co. Ltd. ....... 1 .00 Quarterly Goldman Sachs International 06/20/30 JPY 227,273 79,920 68,300 11,620
Nissan Motor Co. Ltd. ....... 1 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 JPY 91,018 33,045 33,045 –
Republic of Korea ......... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 3,458 (102,515) (111,447) 8,932
Republic of Turkiye (The) .... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 41,436 3,899,716 3,263,068 636,648
Societe Generale SA ....... 1 .00 Quarterly Goldman Sachs International 06/20/30 EUR 17,430 (128,770) (193,308) 64,538
Southwest Airlines Co. ...... 1 .00 Quarterly Goldman Sachs International 06/20/30 USD 12,900 118,241 82,533 35,708
Stellantis NV ............. 5 .00 Quarterly JPMorgan Chase Bank NA 06/20/30 EUR 11,840 (1,983,586) (2,026,332) 42,746
Stena AB ............... 5 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 EUR 6,618 (817,960) (838,788) 20,828
Telecom Italia SpA ......... 1 .00 Quarterly Goldman Sachs International 06/20/30 EUR 2,909 114,435 120,570 (6,135)
thyssenkrupp AG .......... 1 .00 Quarterly Morgan Stanley & Co. International plc 06/20/30 EUR 8,886 57,846 34,771 23,075
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 34,497 264,069 89,971 174,098
Toll Brothers Finance Corp. ... 1 .00 Quarterly Bank of America NA 06/20/30 USD 94,090 740,773 295,691 445,082
United Group BV .......... 5 .00 Quarterly Goldman Sachs International 06/20/30 EUR 2,931 (206,108) (219,416) 13,308
United Mexican States ...... 1 .00 Quarterly Barclays Bank plc 06/20/30 USD 2,059 33,746 33,144 602
United Mexican States ...... 1 .00 Quarterly Barclays Bank plc 06/20/30 USD 44,965 736,955 723,805 13,150
Verisure Midholding AB ...... 5 .00 Quarterly Bank of America NA 06/20/30 EUR 3,051 (309,361) (309,191) (170)
Volvo Car AB ............ 5 .00 Quarterly Barclays Bank plc 06/20/30 EUR 11,431 (1,317,168) (1,573,938) 256,770
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 7,995 (3,347) 81,207 (84,554)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 6,867 (2,875) 83,560 (86,435)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 14 (6) 150 (156)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 4,870 865,034 143,893 721,141

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3 .00 % Monthly Goldman Sachs International 09/17/58 USD 1,456 $ 258,622 $ 100,412 $ 158,210
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,674 297,344 80,860 216,484
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 1,421 252,405 68,639 183,766
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 19 (2) (8,893) 8,891
$ – $ – $ –
$ (7,003,316) $ (922,305) $ (6,081,011)
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
AXA SA ............ 1 .00 % Quarterly BNP Paribas SA 06/20/25 A+ EUR 13,000 $ 32,136 $ 24,339 $ 7,797
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,400 29,430 17,285 12,145
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,200 26,978 18,076 8,902
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 1,033 12,671 8,528 4,143
Sprint Communications LLC 5 .00 Quarterly Barclays Bank plc 06/20/25 BBB- USD 2,850 34,948 22,770 12,178
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/25 B- EUR 3,790 41,506 67,795 (26,289)
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 1,868 63,145 50,138 13,007
CCO Holdings LLC .... 5 .00 Quarterly BNP Paribas SA 12/20/25 BB- USD 3,114 105,242 83,524 21,718
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 1,868 63,146 50,564 12,582
CCO Holdings LLC .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB- USD 3,000 101,402 76,947 24,455
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 980 30,163 31,374 (1,211)
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/25 BB+ USD 4,408 145,730 56,215 89,515
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 806 10,636 (15,995) 26,631
CMA CGM SA ........ 5 .00 Quarterly
Goldman Sachs
International 06/20/26 BB+ EUR 310 17,396 8,946 8,450
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/26 BB+ EUR 410 23,009 25,707 (2,698)
CMA CGM SA ........ 5 .00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 3,940 360,127 38,730 321,397
CMA CGM SA ........ 5 .00 Quarterly Barclays Bank plc 06/20/27 BB+ EUR 110 10,096 1,561 8,535
CMA CGM SA ........ 5 .00 Quarterly
Goldman Sachs
International 06/20/27 BB+ EUR 1,474 134,754 (23,295) 158,049
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 2,104 192,311 104,274 88,037
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 612 55,951 10,278 45,673
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 163 14,877 2,672 12,205
CMA CGM SA ........ 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/27 BB+ EUR 575 52,594 9,663 42,931
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 4,295 392,565 485,085 (92,520)
PacifiCorp .......... 0 .13 Monthly
JPMorgan Chase Bank
NA 09/29/27 A USD 49,883 (30,806) (6,266) (24,540)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 631 35,971 (74,690) 110,661
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 379 21,622 (43,012) 64,634
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 1,065 60,774 (120,898) 181,672
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 3,750 213,919 (425,548) 639,467
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 1,309 74,672 (148,545) 223,217
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 309 17,635 (36,113) 53,748
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 1,088 62,073 (127,113) 189,186
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 647 36,905 (76,027) 112,932

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 225 $ 12,838 $ (26,393) $ 39,231
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 469 26,758 (55,011) 81,769
CMA CGM SA ........ 5 .00 Quarterly BNP Paribas SA 12/20/27 BB+ EUR 285 28,676 (5,251) 33,927
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 958 96,391 131,850 (35,459)
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 BB+ EUR 3,100 311,912 (43,212) 355,124
Boparan Finance plc ... 5 .00 Quarterly
Goldman Sachs
International 12/20/28 NR EUR 5,589 31,479 (332,948) 364,427
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 CCC+ EUR 806 80,873 (16,505) 97,378
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 3,625 59,194 49,202 9,992
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 6,878 112,313 82,162 30,151
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 3,625 59,194 49,346 9,848
AT&T, Inc. ........... 1 .00 Quarterly Bank of America NA 06/20/29 BBB USD 19,412 316,984 238,617 78,367
AT&T, Inc. ........... 1 .00 Quarterly Deutsche Bank AG 06/20/29 BBB USD 5,236 85,500 64,362 21,138
Energy Transfer LP .... 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB USD 41,240 729,434 600,211 129,223
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,108 517,721 535,896 (18,175)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 9,730 1,226,248 1,262,514 (36,266)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 8,640 1,088,878 1,127,688 (38,810)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 465,924 471,801 (5,877)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 3,697 465,924 468,783 (2,859)
Ford Motor Co. ....... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,162 776,554 790,499 (13,945)
Ford Motor Co. ....... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BBB- USD 3,484 439,061 450,605 (11,544)
Forvia SE ........... 5 .00 Quarterly Deutsche Bank AG 06/20/29 BB- EUR 2,935 200,884 290,509 (89,625)
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,146 79,882 40,941 38,941
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,098 53,263 31,958 21,305
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 19,413 252,317 158,372 93,945
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 6,146 79,882 57,802 22,080
Freeport-McMoRan, Inc. . 1 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 4,062 52,795 35,040 17,755
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 6,502 84,509 56,089 28,420
Freeport-McMoRan, Inc. . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB- USD 4,399 57,175 26,399 30,776
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 11,738 193,927 193,298 629
Kinder Morgan, Inc. .... 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB USD 8,433 139,324 133,178 6,146
Teck Resources Ltd. .... 5 .00 Quarterly Bank of America NA 06/20/29 BBB- USD 28,419 4,835,516 4,056,318 779,198
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 13,227 216,028 225,876 (9,848)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 82,029 1,339,728 1,316,093 23,635
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 14,182 231,626 247,141 (15,515)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 28,390 463,676 445,903 17,773
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 21,677 354,037 370,154 (16,117)
Verizon Communications,
Inc. ............. 1 .00 Quarterly Barclays Bank plc 06/20/29 BBB+ USD 71,764 1,172,077 1,221,935 (49,858)
Virgin Media Finance plc . 5 .00 Quarterly Bank of America NA 06/20/29 B- EUR 1,173 58,181 34,106 24,075
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 11,737 237,649 184,345 53,304
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 8,381 169,697 116,365 53,332
Williams Cos., Inc. (The) . 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 BBB+ USD 21,396 433,223 327,837 105,386
Altice France SA ...... 5 .00 Quarterly Deutsche Bank AG 12/20/29 CC EUR 4,687 (969,171) (851,272) (117,899)
Amkor Technology, Inc. .. 5 .00 Quarterly Bank of America NA 12/20/29 BB USD 2,095 324,710 346,070 (21,360)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CCO Holdings LLC .... 5 .00 % Quarterly Bank of America NA 12/20/29 BB- USD 1,480 $ 192,114 $ 149,956 $ 42,158
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 12/20/29 BB- USD 1,480 192,114 146,248 45,866
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 1,480 192,114 187,703 4,411
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 BB- USD 1,480 192,114 151,585 40,529
Comcast Cable
Communications LLC . 1 .00 Quarterly BNP Paribas SA 12/20/29 A- USD 10,199 218,815 203,465 15,350
Eutelsat SA .......... 5 .00 Quarterly Deutsche Bank AG 12/20/29 B EUR 2,968 (308,663) (371,593) 62,930
Eutelsat SA .......... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 B EUR 2,950 (306,791) (144,273) (162,518)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 7,336 946,974 1,005,856 (58,882)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 29,343 3,787,765 4,069,325 (281,560)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 14,671 1,893,818 2,127,684 (233,866)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 7,336 946,974 1,070,361 (123,387)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 10,729 1,384,962 1,577,855 (192,893)
Ford Motor Co. ....... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB- USD 7,336 946,974 1,070,822 (123,848)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 1,468 81,828 100,269 (18,441)
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 7,336 1,106,706 1,200,789 (94,083)
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 11,003 1,659,908 1,831,384 (171,476)
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 7,336 1,106,706 1,202,332 (95,626)
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 7,336 1,106,706 1,211,119 (104,413)
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 18,339 2,766,614 3,012,064 (245,450)
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 15,224 2,296,686 2,537,507 (240,821)
General Motors Co. .... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BBB USD 7,336 1,106,706 1,202,332 (95,626)
Hannover Rueck SE .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A EUR 4,874 32,671 29,181 3,490
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 9,573 1,099,151 1,096,115 3,036
iTraxx Europe Crossover
Index Series 42.V2 20-
35% ............ 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 34,844 4,000,877 4,664,987 (664,110)
iTraxx Europe Crossover
Index Series 42.V2 35-
100% ........... 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 41,931 8,275,642 8,352,329 (76,687)
MGM Resorts International 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB- USD 1,980 233,049 281,085 (48,036)
Muenchener
Rueckversicherungs-
Gesellschaft AG .... 1 .00 Quarterly BNP Paribas SA 12/20/29 A+ EUR 4,874 33,117 30,308 2,809
Nissan Motor Co. Ltd. ... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 NR JPY 335,251 (100,797) (49,812) (50,985)
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 500 (32,764) (35,040) 2,276
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Goldman Sachs
International 12/20/29 B+ USD 1,250 (81,911) (113,513) 31,602
Pitney Bowes, Inc. ..... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B+ USD 1,975 (129,420) (218,149) 88,729

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Pitney Bowes, Inc. ..... 1 .00 % Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B+ USD 1,480 $ (96,983) $ (127,095) $ 30,112
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 785 (51,702) (51,670) (32)
SES SA ............ 1 .00 Quarterly Bank of America NA 12/20/29 NR EUR 1,194 (78,640) (91,525) 12,885
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 6,435 (423,828) (423,134) (694)
SES SA ............ 1 .00 Quarterly Barclays Bank plc 12/20/29 NR EUR 1,017 (66,983) (70,563) 3,580
SES SA ............ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 17,865 (1,176,643) (1,378,422) 201,779
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 2,470 295,639 274,469 21,170
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 12/20/29 BB+ USD 1,480 177,144 181,235 (4,091)
Sirius XM Radio LLC ... 5 .00 Quarterly Barclays Bank plc 12/20/29 BB+ USD 1,480 177,144 168,447 8,697
Sirius XM Radio LLC ... 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,975 236,392 241,456 (5,064)
Swedbank AB ........ 1 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 NR EUR 9,872 (85,794) (28,167) (57,627)
Tenet Healthcare Corp. .. 5 .00 Quarterly Citibank NA 12/20/29 B- USD 1,480 211,068 222,565 (11,497)
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B- USD 1,485 211,781 235,106 (23,325)
Tenet Healthcare Corp. .. 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/29 B- USD 1,480 211,068 224,659 (13,591)
Vistra Operations Co. LLC 5 .00 Quarterly Barclays Bank plc 12/20/29 BB+ USD 1,975 315,196 296,031 19,165
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,975 315,196 302,648 12,548
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,975 315,196 302,648 12,548
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,335 213,057 203,351 9,706
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,335 213,057 202,372 10,685
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/29 BB+ USD 1,250 199,491 200,344 (853)
Barclays plc ......... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB+ EUR 17,400 218,611 247,546 (28,935)
Boeing Co. (The) ...... 1 .00 Quarterly Bank of America NA 06/20/30 BBB- USD 32,205 131,165 — 131,165
Capital One Financial Corp. 1 .00 Quarterly Barclays Bank plc 06/20/30 BBB USD 21,616 69,790 69,790 —
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 220 29,210 30,243 (1,033)
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,570 208,455 201,409 7,046
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 15,560 2,065,962 1,996,127 69,835
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,520 201,816 190,319 11,497
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,500 199,161 194,423 4,738
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 160 21,244 20,738 506
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,520 201,816 192,943 8,873
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 1,520 201,816 191,453 10,363
CCO Holdings LLC .... 5 .00 Quarterly Bank of America NA 06/20/30 BB- USD 2,100 278,825 288,685 (9,860)
CCO Holdings LLC .... 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB- USD 3,460 459,398 469,583 (10,185)
Danske Bank A/S ...... 1 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BBB+ EUR 13,790 (205,924) (148,556) (57,368)
MGM Resorts International 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB- USD 1,335 159,024 171,970 (12,946)
Republic of Chile ...... 1 .00 Quarterly Bank of America NA 06/20/30 A USD 2,018 38,160 37,059 1,101
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 11,667 (373,393) (349,298) (24,095)
Sands China Ltd. ...... 1 .00 Quarterly BNP Paribas SA 06/20/30 BBB- USD 8,333 (266,709) (249,432) (17,277)
Sirius XM Radio LLC ... 5 .00 Quarterly Bank of America NA 06/20/30 BB+ USD 1,335 160,947 168,933 (7,986)
Svenska Handelsbanken
AB ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 NR EUR 13,770 (132,124) (81,596) (50,528)
Tenet Healthcare Corp. .. 5 .00 Quarterly
Goldman Sachs
International 06/20/30 B- USD 1,480 215,585 225,586 (10,001)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 2,290 (21,922) (21,922) —

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 % Quarterly Bank of America NA 06/20/30 BB USD 11,670 $ (126,577) $ (58,621) $ (67,956)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly Bank of America NA 06/20/30 BB USD 12,826 (117,815) (116,613) (1,202)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Goldman Sachs
International 06/20/30 BB USD 4,060 (37,294) (18,474) (18,820)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB USD 2,800 (25,720) (17,903) (7,817)
Teva Pharmaceutical
Finance Netherlands III
BV ............. 1 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/30 BB USD 2,960 (27,189) 13,104 (40,293)
Vistra Operations Co. LLC 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/30 BB+ USD 3,310 557,231 575,111 (17,880)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Citigroup Global Markets,
Inc. 09/17/58 BBB- USD 1,578 (280,363) (3,353) (277,010)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 774 (137,411) (74,434) (62,977)
CMBX.NA.9.BBB- ..... 3 .00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,674 (297,344) — (297,344)
CMBX.NA.9.BBB- ..... 3 .00 Monthly JPMorgan Securities LLC 09/17/58 BBB- USD 1,360 (241,570) (270,481) 28,911
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 1,635 (290,417) (381,104) 90,687
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Morgan Stanley & Co.
International plc 09/17/58 BBB- USD 2,400 (426,300) 2,209 (428,509)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 270 (52,262) — (52,262)
$ 57,745,866 $ 56,966,122 $ 779,744
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 187,358,434 $ 139,019 $ — $ 139,019
9.81% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 05/10/25 COP 93,666,595 69,500 — 69,500
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 125,336,566 117,100 — 117,100
9.73% At Termination 1-day IBR At Termination
Morgan Stanley & Co.
International plc N/A 05/10/25 COP 62,659,839 58,542 — 58,542
1-day
BZDIOVER At Termination 10.81% At Termination BNP Paribas SA N/A 07/01/25 BRL 355,740 (830,663) — (830,663)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA N/A 07/01/25 BRL 224,458 (459,909) — (459,909)
1-day
BZDIOVER At Termination 10.98% At Termination BNP Paribas SA N/A 07/01/25 BRL 201,036 (411,918) — (411,918)
1-day
BZDIOVER At Termination 11.83% At Termination Barclays Bank plc N/A 07/01/25 BRL 48,884 (55,634) — (55,634)
1-day
BZDIOVER At Termination 12.16% At Termination BNP Paribas SA N/A 07/01/25 BRL 208,191 (188,004) — (188,004)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
4.84% At Termination 1-day CLICP At Termination
Morgan Stanley & Co.
International plc N/A 10/21/25 CLP 6,066,894 $ 19,758 $ — $ 19,758
8.62% At Termination 1-day IBR At Termination
JPMorgan Chase Bank
NA N/A 11/05/25 COP 368,616,006 456,410 — 456,410
14.18% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/02/26 BRL 112,079 18,242 — 18,242
7.25% Quarterly 1-day IBR Quarterly Barclays Bank plc N/A 09/25/26 COP 13,936,316 53,065 — 53,065
1-day
BZDIOVER At Termination 10.06% At Termination
JPMorgan Chase Bank
NA N/A 01/04/27 BRL 268,512 (5,261,480) — (5,261,480)
10.97% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc N/A 01/04/27 BRL 390,651 4,720,418 — 4,720,418
11.49% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 131,357 1,306,565 — 1,306,565
11.57% At Termination
1-day
BZDIOVER At Termination BNP Paribas SA N/A 01/04/27 BRL 248,636 2,350,251 — 2,350,251
12.21% At Termination
1-day
BZDIOVER At Termination Citibank NA N/A 01/04/27 BRL 23,209 171,917 — 171,917
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA N/A 01/04/27 BRL 56,723 (150,209) — (150,209)
15.41% At Termination
1-day
BZDIOVER At Termination Citibank NA N/A 01/04/27 BRL 190,642 (504,836) — (504,836)
1-day
BZDIOVER At Termination 10.00% At Termination Bank of America NA N/A 01/04/27 BRL 276,479 (5,515,914) — (5,515,914)
1-day
BZDIOVER At Termination 10.03% At Termination
Morgan Stanley & Co.
International plc N/A 01/04/27 BRL 268,801 (5,322,922) — (5,322,922)
1-day
BZDIOVER At Termination 10.07% At Termination BNP Paribas SA N/A 01/04/27 BRL 241,046 (4,832,550) — (4,832,550)
1-day
BZDIOVER At Termination 10.16% At Termination BNP Paribas SA N/A 01/04/27 BRL 1,830 (35,772) — (35,772)
1-day
BZDIOVER At Termination 10.32% At Termination Bank of America NA N/A 01/04/27 BRL 4,687 (70,702) — (70,702)
1-day
BZDIOVER At Termination 12.84% At Termination Citibank NA N/A 01/04/27 BRL 7,029 (37,476) — (37,476)
1-day
BZDIOVER At Termination 13.09% At Termination Bank of America NA N/A 01/04/27 BRL 303,295 (1,398,115) — (1,398,115)
1-day
BZDIOVER At Termination 14.48% At Termination Bank of America NA N/A 01/04/27 BRL 200,263 (192,457) — (192,457)
1-day
BZDIOVER At Termination 14.55% At Termination Bank of America NA N/A 01/04/27 BRL 285,682 (247,326) — (247,326)
1-day
BZDIOVER At Termination 14.57% At Termination Bank of America NA N/A 01/04/27 BRL 7,144 (5,943) — (5,943)
1-day
BZDIOVER At Termination 9.79% At Termination BNP Paribas SA N/A 01/04/27 BRL 391,740 (7,155,090) — (7,155,090)
1-day
BZDIOVER At Termination 9.94% At Termination Barclays Bank plc N/A 01/04/27 BRL 82,900 (1,423,482) — (1,423,482)
1-day
BZDIOVER At Termination 9.99% At Termination Citibank NA N/A 01/04/27 BRL 269,132 (5,393,247) — (5,393,247)
4.91% Semi-Annual 1-day CLICP Semi-Annual Bank of America NA N/A 03/14/27 CLP 1,071,626 188 — 188
3.45% Quarterly 3-mo. KLIBOR Quarterly
Goldman Sachs
International 09/17/25
(a)
09/17/28 MYR 66,596 (11,682) — (11,682)
3.50% Quarterly 3-mo. KLIBOR Quarterly Citibank NA 09/17/25
(a)
09/17/28 MYR 25,070 (12,037) — (12,037)
1-day
BZDIOVER At Termination 12.44% At Termination
JPMorgan Chase Bank
NA N/A 01/02/29 BRL 553,536 (7,138,187) — (7,138,187)
1-day
BZDIOVER At Termination 13.02% At Termination Barclays Bank plc N/A 01/02/29 BRL 150,494 (1,399,828) — (1,399,828)
1-day
BZDIOVER At Termination 13.15% At Termination
Goldman Sachs
International N/A 01/02/29 BRL 108,452 (911,080) — (911,080)
1-day
BZDIOVER At Termination 14.03% At Termination Barclays Bank plc N/A 01/02/29 BRL 45,952 (129,885) — (129,885)
8.73% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 01/14/30 COP 51,413,420 (55,375) — (55,375)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Effective
Date
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
8.78% Quarterly 1-day IBR Quarterly
Morgan Stanley & Co.
International plc N/A 01/14/30 COP 17,701,947 $ (26,813) $ — $ (26,813)
$ (39,697,561) $ — $ (39,697,561)
(a)
Forward swap.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Invesco Senior Loan
ETF ........... At Termination
1-day SOFR minus
0.10%
At
Termination BNP Paribas SA 05/14/25 USD 543 $ (12,004) $ — $ (12,004)
Invesco Senior Loan
ETF ........... At Termination
1-day SOFR minus
0.20%
At
Termination
Morgan Stanley & Co.
International plc 05/30/25 USD 219 10,932 — 10,932
1-day SOFR minus
0.05% ......... At Termination
iShares Broad
USD High Yield
Corporate Bond
ETF
At
Termination BNP Paribas SA 06/17/25 USD 866 (193,911) — (193,911)
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65%
At
Termination
Goldman Sachs
International 06/17/25 USD 685 199,273 — 199,273
iShares iBoxx $
Investment Grade
Corporate Bond ETF At Termination
1-day SOFR minus
0.65%
At
Termination
JPMorgan Chase Bank
NA 06/17/25 USD 1,828 532,056 — 532,056
1-day SOFR plus 0.05% Quarterly
iShares Broad
USD High Yield
Corporate Bond
ETF Quarterly
JPMorgan Chase Bank
NA 06/20/25 USD 681 (153,163) — (153,163)
iShares iBoxx $
Investment Grade
Corporate Bond ETF Quarterly
1-day SOFR minus
0.75% Quarterly
JPMorgan Chase Bank
NA 06/20/25 USD 936 274,290 — 274,290
1-day SOFR ....... Quarterly
Goldman Sachs
Systematic Skew
US Series 10
Excess Return
Strategy Quarterly
Goldman Sachs
International 12/06/25 USD 19,538 78,949 — 78,949
0.00% ........... Quarterly
DB Variable
Notional Long-
Short Cross-
Currency Carry
Index v8 Quarterly Deutsche Bank AG 12/19/25 USD 2,007 10,678 — 10,678
0.00% ........... Quarterly
Goldman Sachs
Systematic Skew
US Series I1D
Excess Return
Index Quarterly
Goldman Sachs
International 12/19/25 USD 7,193 (16,836) — (16,836)
0.00% ........... Quarterly
Goldman Sachs TY
Weekly Volatility
Carry Index Quarterly
Goldman Sachs
International 12/19/25 USD 5,093 (57,052) — (57,052)
0.00% ........... Quarterly
J.P. Morgan EM
FX Volatility Carry
Index Quarterly
JPMorgan Chase Bank
NA 12/19/25 USD 2,054 10,156 — 10,156

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Citi Equity US 1W
Volatility Carry
Index Quarterly Citibank NA 12/19/25 USD 2,965 $ (6,319) $ — $ (6,319)
$ 677,049 $ — $ 677,049
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly Barclays Bank plc
(b)
01/12/27 $ (74,845,456) $ 546,855
(c)
$ (73,948,578) 0 .4%
Monthly Citibank NA
(d)
02/24/28 (78,617,630) 806,104
(e)
(77,415,708) 0 .4
Monthly
JPMorgan Chase
Bank NA
(f)
07/10/25 (175,043,018) (874,680)
(g)
(176,503,867) 1 .1
Monthly
Merrill Lynch
International &
Co.
(h)
03/15/28 (221,722,772) 4,145,031
(i)
(217,431,491) 1 .3
$ 4,623,310 $ (545,299,644)
(b) (d) (f)
Range: 0-120 basis points 15-70 basis points 0-196 basis points
Benchmarks: CHF - Swiss Average Rate O/N (SSARON) CAD - 1D Overnight Bank of Canada Repo Rate
(CORRA)
AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
EUR - 1D Euro Short Term Rate (ESTR) CHF - Swiss Average Rate O/N (SSARON) CAD - Overnight Interbank Rate Overnight
GBP - 1D Sterling Overnight Index Average (SONIA) EUR - 1D Euro Short Term Rate (ESTR) DKK - Denmark Short-Term Rate
JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
GBP - 1D Sterling Overnight Index Average (SONIA) EUR - 1D Euro Short Term Rate (ESTR)
NOK - Norwegian Overnight Weighted Average (NOWA) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
GBP - 1D Sterling Overnight Index Average (SONIA)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
NOK - Norwegian Overnight Weighted Average (NOWA) HKD - Overnight Index Average (HONIA)
USD - 1D Overnight Bank Funding Rate (OBFR01) SEK - TN Stockholm Interbank Offer Rate (STIBOR) JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
USD - 1D Overnight Bank Funding Rate (OBFR01) MXN - Overnight TIIE Funding Rate (TIIEFONDEO)
USD - 1D Overnight Bank Funding Rate (OBFR01)
ZAR - 1D Rand Overnight Interest Rate Fixing
(RAONON)
(h)
Range: 0-350 basis points
Benchmarks: AUD - 1D Overnight Reserve Bank of Australia Rate
(AONIA)
CHF - Swiss Average Rate O/N (SSARON)
DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)
EUR - 1D Euro Short Term Rate (ESTR)
GBP - 1D Sterling Overnight Index Average (SONIA)
HKD - Overnight Index Average (HONIA)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Benchmarks: JPY - Provisional 1D Overnight Tokyo Average Rate
(TONA)
MXN - Overnight TIIE Funding Rate (TIIEFONDEO)
SEK - 1D Overnight Stockholm Interbank Offer Rate
(STIBOR)
USD - 1D Overnight Bank Funding Rate (OBFR01)
ZAR - 1M Johannesburg Interbank Agreed Rate (JIBAR)
(b) Barclays Bank
(c)
Amount includes $(350,023) of net dividends and financing fees.
(d) CitiBank NA
(e)
Amount includes $(395,818) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $586,169 of net dividends and financing fees.
(h) Merill Lynch
(i)
Amount includes $(146,250) of net dividends and financing fees.
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Barclays Bank plc, as of period end, termination date January 12, 2027:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
France
Engie SA ............... 78,800 $ 1,535,483 ( 2 .0 ) %
Germany
Northern Data AG ......... 123,000 3,217,828 ( 4 .4 )
Siemens Energy AG ....... 12,300 729,169 ( 1 .0 )
3,946,997
Japan
Daikin Industries Ltd. ....... 10,400 1,128,594 ( 1 .5 )
GMO internet group, Inc. .... 43,200 888,944 ( 1 .2 )
GMO Payment Gateway, Inc. . 12,100 643,828 ( 0 .9 )
Hakuhodo DY Holdings, Inc. .. 50,900 369,334 ( 0 .5 )
Kinden Corp. ............ 47,100 1,056,186 ( 1 .4 )
Socionext, Inc. ........... 68,100 826,915 ( 1 .1 )
Subaru Corp. ............ 41,600 745,021 ( 1 .0 )
Suzuki Motor Corp. ........ 72,500 889,946 ( 1 .2 )
6,548,768
Mexico
Fresnillo plc ............. 113,200 1,376,312 ( 1 .9 )
Netherlands
Koninklijke KPN NV ........ 745,800 3,158,955 ( 4 .3 )
Norway
Kongsberg Gruppen ASA .... 4,300 630,445 ( 0 .9 )
Telenor ASA ............. 239,700 3,425,068 ( 4 .6 )
4,055,513
Singapore
STMicroelectronics NV ..... 64,200 1,407,748 ( 1 .9 )
Sweden
Castellum AB ............ 169,700 1,870,249 ( 2 .5 )
Switzerland
Galderma Group AG ....... 7,700 814,388 ( 1 .1 )
Geberit AG (Registered) ..... 3,500 2,192,704 ( 3 .0 )
TE Connectivity plc ........ 11,500 1,625,180 ( 2 .2 )
4,632,272
Shares Value
% of Basket
Value
United States
AMC Networks, Inc. , Class A .. 179,997 $ 1,238,379 ( 1 .7 ) %
American Express Co. ...... 13,400 3,605,270 ( 4 .9 )
Automatic Data Processing, Inc. 10,000 3,055,300 ( 4 .1 )
Consolidated Edison, Inc. .... 14,300 1,581,437 ( 2 .1 )
Digital Realty Trust, Inc. ..... 5,800 831,082 ( 1 .1 )
DoorDash, Inc. , Class A ..... 9,400 1,718,038 ( 2 .3 )
Fair Isaac Corp. .......... 500 922,080 ( 1 .3 )
Huntington Ingalls Industries,
Inc. ................. 4,000 816,160 ( 1 .1 )
Intuitive Surgical, Inc. ...... 2,000 990,540 ( 1 .3 )
Marriott International, Inc. , Class
A .................. 6,700 1,595,940 ( 2 .2 )
Morgan Stanley .......... 12,400 1,446,708 ( 2 .0 )
Netflix, Inc. .............. 3,000 2,797,590 ( 3 .8 )
Snowflake, Inc. , Class A ..... 5,200 760,032 ( 1 .0 )
Universal Health Services, Inc. ,
Class B .............. 6,400 1,202,560 ( 1 .6 )
Valero Energy Corp. ....... 9,300 1,228,251 ( 1 .7 )
23,789,367
Total Reference Entity — Long ............ 52,321,664
Reference Entity — Short
Common Stocks
Belgium
Syensqo SA ............. (14,400) (982,693) 1 .3
Finland
Neste OYJ .............. (157,500) (1,456,754) 2 .0
Nordea Bank Abp ......... (43,200) (551,015) 0 .7
(2,007,769)
France
Arkema SA ............. (30,100) (2,304,792) 3 .1
Kering SA .............. (5,700) (1,185,830) 1 .6
Pernod Ricard SA ......... (24,700) (2,440,178) 3 .3
Societe Generale SA ....... (52,500) (2,368,480) 3 .2
Teleperformance SE ....... (8,800) (884,850) 1 .2
(9,184,130)
Germany
BASF SE ............... (24,600) (1,233,170) 1 .7
Bechtle AG ............. (21,700) (810,489) 1 .1
Deutsche Bank AG (Registered) (42,400) (1,010,696) 1 .4
Deutsche Telekom AG
(Registered) ........... (60,700) (2,241,043) 3 .0
SAP SE ................ (1,400) (375,130) 0 .5

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Germany (continued)
Zalando SE ............. (23,700) $ (822,042) 1 .1%
(6,492,570)
Japan
Aeon Co. Ltd. ............ (53,500) (1,341,776) 1 .8
Central Japan Railway Co. ... (73,400) (1,400,043) 1 .9
GS Yuasa Corp. .......... (65,300) (1,046,278) 1 .4
Heiwa Corp. ............. (65,200) (1,022,681) 1 .4
Hoshizaki Corp. .......... (20,400) (789,656) 1 .1
Invincible Investment Corp. ... (1,800) (758,491) 1 .0
Kobe Bussan Co. Ltd. ...... (35,400) (824,198) 1 .1
Nippon Steel Corp. ........ (101,600) (2,174,349) 2 .9
Omron Corp. ............ (28,500) (804,746) 1 .1
SG Holdings Co. Ltd. ....... (143,400) (1,430,115) 1 .9
Shinko Electric Industries Co.
Ltd. ................ (33,700) (1,652,293) 2 .2
Sumitomo Heavy Industries Ltd. (61,300) (1,255,705) 1 .7
Sumitomo Metal Mining Co. Ltd. (79,000) (1,726,847) 2 .3
United Urban Investment Corp. (800) (793,449) 1 .1
Zenkoku Hosho Co. Ltd. ..... (43,200) (858,186) 1 .2
(17,878,813)
Jordan
Hikma Pharmaceuticals plc ... (45,600) (1,151,951) 1 .6
Netherlands
ABN AMRO Bank NV , CVA ... (45,400) (956,641) 1 .3
Koninklijke Ahold Delhaize NV . (40,800) (1,524,087) 2 .1
(2,480,728)
Nigeria
Airtel Africa plc ........... (581,400) (1,251,817) 1 .7
Norway
Orkla ASA .............. (246,900) (2,707,626) 3 .7
Sweden
Beijer Ref AB , Class B ...... (60,600) (852,481) 1 .1
Switzerland
Bachem Holding AG ....... (19,700) (1,163,568) 1 .6
Clariant AG (Registered) .... (128,800) (1,395,860) 1 .9
Georg Fischer AG (Registered) (27,900) (2,041,971) 2 .8
Temenos AG (Registered) ... (19,600) (1,521,785) 2 .0
(6,123,184)
Taiwan
First Financial Holding Co. Ltd. (1,035,150) (849,368) 1 .1
Formosa Plastics Corp. ..... (174,000) (193,342) 0 .3
(1,042,710)
United Kingdom
3i Group plc ............. (25,800) (1,213,132) 1 .6
AstraZeneca plc .......... (6,500) (954,492) 1 .3
Barratt Redrow plc ........ (406,900) (2,238,297) 3 .0
Beazley plc ............. (97,200) (1,170,652) 1 .6
Howden Joinery Group plc ... (209,700) (1,961,173) 2 .7
Spirax Group plc .......... (11,100) (894,813) 1 .2
Standard Chartered plc ..... (70,100) (1,040,240) 1 .4
Taylor Wimpey plc ......... (646,000) (907,625) 1 .2
Unilever plc ............. (35,300) (2,106,248) 2 .9
(12,486,672)
United States
Allegion plc ............. (10,500) (1,369,830) 1 .8
AppLovin Corp. , Class A ..... (3,100) (821,407) 1 .1
Axon Enterprise, Inc. ....... (1,400) (736,330) 1 .0
Shares Value
% of Basket
Value
United States (continued)
Berkshire Hathaway, Inc. , Class
B .................. (3,400) $ (1,810,772) 2 .4%
CenterPoint Energy, Inc. .... (35,800) (1,297,034) 1 .7
CH Robinson Worldwide, Inc. . (14,400) (1,474,560) 2 .0
Charles River Laboratories
International, Inc. ....... (6,200) (933,224) 1 .3
Coca-Cola Co. (The) ....... (27,300) (1,955,226) 2 .6
Corteva, Inc. ............ (14,800) (931,364) 1 .3
Deere & Co. ............. (2,700) (1,267,245) 1 .7
Diamondback Energy, Inc. ... (12,000) (1,918,560) 2 .6
Dover Corp. ............. (11,000) (1,932,480) 2 .6
Exxon Mobil Corp. ......... (29,000) (3,448,970) 4 .7
Haleon plc .............. (423,500) (2,138,763) 2 .9
Intel Corp. .............. (33,000) (749,430) 1 .0
International Paper Co. ..... (53,685) (2,862,600) 3 .9
KeyCorp ............... (116,600) (1,864,434) 2 .5
Keysight Technologies, Inc. ... (5,800) (868,666) 1 .2
Lamb Weston Holdings, Inc. .. (23,200) (1,236,560) 1 .7
Linde plc ............... (3,400) (1,583,176) 2 .1
LKQ Corp. .............. (67,900) (2,888,466) 3 .9
Loews Corp. ............ (21,700) (1,994,447) 2 .7
McDonald's Corp. ......... (7,400) (2,311,538) 3 .1
Molina Healthcare, Inc. ..... (2,000) (658,780) 0 .9
Palantir Technologies, Inc. , Class
A .................. (7,900) (666,760) 0 .9
Parker-Hannifin Corp. ...... (4,500) (2,735,325) 3 .7
Paycom Software, Inc. ...... (4,100) (895,768) 1 .2
Pentair plc .............. (18,400) (1,609,632) 2 .2
Prudential Financial, Inc. .... (11,900) (1,328,992) 1 .8
Public Storage ........... (6,600) (1,975,314) 2 .7
Republic Services, Inc. ..... (7,300) (1,767,768) 2 .4
Ross Stores, Inc. ......... (9,000) (1,150,110) 1 .6
Schlumberger NV ......... (26,400) (1,103,520) 1 .5
Smurfit WestRock plc ...... (43,100) (1,942,086) 2 .6
Trimble, Inc. ............. (21,200) (1,391,780) 1 .9
Western Digital Corp. ....... (34,200) (1,382,706) 1 .9
WW Grainger, Inc. ......... (1,800) (1,778,094) 2 .4
Xylem, Inc. .............. (12,800) (1,529,088) 2 .1
(60,310,805)
Preferred Securities
Germany
Volkswagen AG (Preference) . (12,900) (1,316,293) 1 .8
Total Reference Entity — Short ............ (126,270,242)
Net Value of Reference Entity — Barclays Bank
plc ................................
$ (73,948,578)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Citibank NA, as of period end, termination date February 24, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
Glencore plc ............ 336,000 1,229,804 ( 1 .6 )
Canada
Alimentation Couche-Tard, Inc. 25,000 1,232,931 ( 1 .6 )
Canadian National Railway Co. 25,000 2,432,855 ( 3 .2 )
Magna International, Inc. .... 25,400 863,288 ( 1 .1 )

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Canada (continued)
TC Energy Corp. .......... 49,700 $ 2,347,112 ( 3 .0 ) %
6,876,186
Germany
Merck KGaA ............ 6,400 880,704 ( 1 .2 )
Symrise AG ............. 28,600 2,965,078 ( 3 .8 )
3,845,782
Japan
Alps Alpine Co. Ltd. ........ 145,100 1,484,672 ( 1 .9 )
Japan Post Bank Co. Ltd. .... 99,800 1,013,327 ( 1 .3 )
Kuraray Co. Ltd. .......... 66,100 814,516 ( 1 .1 )
Kyushu Financial Group, Inc. . 197,300 982,202 ( 1 .3 )
Nissan Chemical Corp. ..... 47,800 1,423,159 ( 1 .8 )
Shimizu Corp. ........... 123,500 1,099,211 ( 1 .4 )
6,817,087
Norway
DNB Bank ASA ........... 71,600 1,883,988 ( 2 .4 )
Sweden
Axfood AB .............. 67,300 1,511,803 ( 2 .0 )
United Kingdom
B&M European Value Retail SA 370,700 1,252,187 ( 1 .6 )
Centrica plc ............. 539,200 1,044,027 ( 1 .4 )
2,296,214
United States
Alcon AG ............... 12,400 1,176,574 ( 1 .5 )
Arista Networks, Inc. ....... 14,700 1,138,956 ( 1 .5 )
Autodesk, Inc. ........... 6,700 1,754,060 ( 2 .3 )
CRH plc ............... 21,400 1,882,558 ( 2 .4 )
Danaher Corp. ........... 8,500 1,742,500 ( 2 .3 )
EOG Resources, Inc. ....... 12,200 1,564,528 ( 2 .0 )
Fifth Third Bancorp ........ 37,700 1,477,840 ( 1 .9 )
Fox Corp. , Class A ........ 42,300 2,394,180 ( 3 .1 )
Healthpeak Properties, Inc. ... 63,300 1,279,926 ( 1 .7 )
LyondellBasell Industries NV ,
Class A .............. 25,000 1,760,000 ( 2 .3 )
Northern Trust Corp. ....... 15,900 1,568,535 ( 2 .0 )
PNC Financial Services Group,
Inc. (The) ............ 16,600 2,917,782 ( 3 .8 )
Procter & Gamble Co. (The) .. 11,600 1,976,872 ( 2 .6 )
Walt Disney Co. (The) ...... 13,400 1,322,580 ( 1 .7 )
Zoetis, Inc. , Class A ........ 11,500 1,893,475 ( 2 .4 )
25,850,366
Preferred Securities
Germany
Henkel AG & Co. KGaA
(Preference) .......... 16,200 1,288,988 ( 1 .7 )
Total Reference Entity — Long ............ 51,600,218
Reference Entity — Short
Common Stocks
Belgium
Warehouses De Pauw CVA .. (45,800) (1,085,742) 1 .4
Brazil
NU Holdings Ltd. , Class A .... (108,600) (1,112,064) 1 .4
Canada
Brookfield Asset Management
Ltd. , Class A .......... (48,300) (2,338,055) 3 .0
Canadian Pacific Kansas City
Ltd. ................ (24,000) (1,684,278) 2 .2
Shares Value
% of Basket
Value
Canada (continued)
Dollarama, Inc. ........... (15,200) $ (1,625,361) 2 .1%
Restaurant Brands International,
Inc. ................. (25,100) (1,673,217) 2 .2
Tourmaline Oil Corp. ....... (17,800) (858,427) 1 .1
(8,179,338)
Finland
Nordea Bank Abp ......... (106,700) (1,360,955) 1 .8
France
Ayvens SA .............. (113,800) (998,676) 1 .3
Neoen SA .............. (23,401) (1,008,345) 1 .3
Remy Cointreau SA ........ (7,200) (336,493) 0 .4
SEB SA ................ (11,900) (1,125,570) 1 .5
(3,469,084)
Germany
adidas AG .............. (4,500) (1,061,372) 1 .4
BASF SE ............... (22,700) (1,137,925) 1 .5
Bayerische Motoren Werke AG (12,600) (1,016,031) 1 .3
Fresenius SE & Co. KGaA ... (35,600) (1,519,895) 2 .0
Hannover Rueck SE ....... (4,900) (1,460,483) 1 .9
SAP SE ................ (5,900) (1,580,903) 2 .0
Siemens AG (Registered) .... (7,100) (1,639,719) 2 .1
(9,416,328)
Italy
DiaSorin SpA ............ (12,400) (1,231,465) 1 .6
Japan
Bandai Namco Holdings, Inc. . (19,100) (640,757) 0 .8
Concordia Financial Group Ltd. (236,100) (1,567,475) 2 .0
Dentsu Group, Inc. ........ (55,200) (1,219,070) 1 .6
Hankyu Hanshin Holdings, Inc. (97,000) (2,610,007) 3 .4
Heiwa Corp. ............. (37,400) (586,630) 0 .8
Kagome Co. Ltd. .......... (38,200) (749,105) 1 .0
Kawasaki Heavy Industries Ltd. (10,900) (657,925) 0 .8
Kose Corp. ............. (17,600) (730,378) 0 .9
Lasertec Corp. ........... (9,600) (825,124) 1 .1
MatsukiyoCocokara & Co. ... (121,800) (1,905,438) 2 .5
Mitsubishi HC Capital, Inc. ... (245,300) (1,662,254) 2 .1
Oji Holdings Corp. ......... (220,600) (924,734) 1 .2
Ono Pharmaceutical Co. Ltd. . (234,500) (2,522,903) 3 .3
Ricoh Co. Ltd. ........... (112,600) (1,191,101) 1 .5
SBI Holdings, Inc. ......... (46,400) (1,252,936) 1 .6
Sumitomo Corp. .......... (40,800) (930,968) 1 .2
Yakult Honsha Co. Ltd. ..... (63,200) (1,202,599) 1 .6
(21,179,404)
Netherlands
ABN AMRO Bank NV , CVA ... (80,800) (1,702,568) 2 .2
Poland
InPost SA .............. (43,500) (638,418) 0 .8
Sweden
Nibe Industrier AB , Class B ... (190,900) (726,090) 0 .9
Svenska Handelsbanken AB ,
Class A .............. (113,700) (1,284,982) 1 .7
(2,011,072)
Switzerland
Avolta AG .............. (40,700) (1,782,845) 2 .3
United Kingdom
Coca-Cola Europacific Partners
plc ................. (27,400) (2,384,622) 3 .1
Wise plc , Class A ......... (56,500) (693,532) 0 .9

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
United Kingdom (continued)
WPP plc ............... (237,800) $ (1,807,049) 2 .3%
(4,885,203)
United States
Abbott Laboratories ........ (17,600) (2,334,640) 3 .0
Advanced Micro Devices, Inc. . (11,000) (1,130,140) 1 .5
Albemarle Corp. .......... (19,600) (1,411,592) 1 .8
Analog Devices, Inc. ....... (5,000) (1,008,350) 1 .3
APA Corp. .............. (61,100) (1,284,322) 1 .7
Assurant, Inc. ............ (6,500) (1,363,375) 1 .8
AutoZone, Inc. ........... (300) (1,143,834) 1 .5
Baxter International, Inc. .... (32,000) (1,095,360) 1 .4
Blackstone, Inc. .......... (12,400) (1,733,272) 2 .2
Bristol-Myers Squibb Co. .... (13,400) (817,266) 1 .1
Calumet, Inc. ............ (92,204) (1,169,147) 1 .5
Cencora, Inc. ............ (5,000) (1,390,450) 1 .8
Charter Communications, Inc. ,
Class A .............. (3,200) (1,179,296) 1 .5
Church & Dwight Co., Inc. ... (13,400) (1,475,206) 1 .9
Cisco Systems, Inc. ........ (17,700) (1,092,267) 1 .4
CoStar Group, Inc. ........ (10,400) (823,992) 1 .1
Dayforce, Inc. ............ (14,900) (869,117) 1 .1
Devon Energy Corp. ....... (31,300) (1,170,620) 1 .5
Dollar General Corp. ....... (12,300) (1,081,539) 1 .4
Dollar Tree, Inc. .......... (27,900) (2,094,453) 2 .7
Ecolab, Inc. ............. (7,900) (2,002,808) 2 .6
Equifax, Inc. ............. (7,200) (1,753,632) 2 .3
Expand Energy Corp. ...... (6,100) (679,052) 0 .9
Fastenal Co. ............ (30,400) (2,357,520) 3 .0
First Solar, Inc. ........... (7,400) (935,582) 1 .2
Fiserv, Inc. .............. (10,600) (2,340,798) 3 .0
Fortive Corp. ............ (15,900) (1,163,562) 1 .5
Host Hotels & Resorts, Inc. ... (150,900) (2,144,289) 2 .8
Intercontinental Exchange, Inc. (10,000) (1,725,000) 2 .2
International Business Machines
Corp. ............... (10,200) (2,536,332) 3 .3
Kenvue, Inc. ............. (95,600) (2,292,488) 3 .0
KKR & Co., Inc. .......... (13,000) (1,502,930) 1 .9
Mid-America Apartment
Communities, Inc. ....... (8,600) (1,441,188) 1 .9
Monster Beverage Corp. .... (16,100) (942,172) 1 .2
Norfolk Southern Corp. ..... (6,800) (1,610,580) 2 .1
ONEOK, Inc. ............ (11,100) (1,101,342) 1 .4
O'Reilly Automotive, Inc. .... (1,500) (2,148,870) 2 .8
Packaging Corp. of America .. (9,400) (1,861,388) 2 .4
Paychex, Inc. ............ (14,500) (2,237,060) 2 .9
SBA Communications Corp. .. (4,000) (880,040) 1 .1
Sherwin-Williams Co. (The) .. (3,400) (1,187,246) 1 .5
Skyworks Solutions, Inc. .... (14,200) (917,746) 1 .2
Solventum Corp. .......... (11,700) (889,668) 1 .2
Super Micro Computer, Inc. .. (27,100) (927,904) 1 .2
Teledyne Technologies, Inc. .. (2,300) (1,144,733) 1 .5
Texas Pacific Land Corp. .... (400) (529,996) 0 .7
Xcel Energy, Inc. .......... (21,400) (1,514,906) 2 .0
(66,437,070)
Investment Companies
United States
SPDR S&P Oil & Gas Exploration
& Production ETF ....... (34,351) (4,524,370) 5 .8
Total Reference Entity — Short ............ (129,015,926)
Net Value of Reference Entity — Citibank NA ..
$ (77,415,708)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with JPMorgan Chase
Bank NA, as of period end, termination date July 10, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
IGO Ltd. ............... 387,000 $ 965,006 ( 0 .5 ) %
Incitec Pivot Ltd. .......... 857,400 1,375,096 ( 0 .8 )
Santos Ltd. ............. 444,800 1,863,909 ( 1 .1 )
Transurban Group ......... 431,300 3,632,704 ( 2 .1 )
7,836,715
Brazil
MercadoLibre, Inc. ........ 600 1,170,522 ( 0 .7 )
Canada
Bank of Nova Scotia (The) ... 24,100 1,142,659 ( 0 .6 )
China
Airtac International Group .... 45,000 1,142,846 ( 0 .6 )
CMOC Group Ltd. , Class H .. 1,386,000 1,145,685 ( 0 .6 )
COSCO SHIPPING Holdings
Co., Ltd. , Class H ....... 549,000 866,227 ( 0 .5 )
JD.com, Inc. , Class A ....... 58,300 1,199,321 ( 0 .7 )
NetEase, Inc. ............ 70,000 1,437,983 ( 0 .8 )
Weichai Power Co. Ltd. , Class H 485,000 1,021,482 ( 0 .6 )
Xiaomi Corp. , Class B ...... 424,000 2,682,958 ( 1 .5 )
9,496,502
Denmark
Novo Nordisk A/S , Class B ... 29,200 1,996,647 ( 1 .1 )
France
Capgemini SE ........... 7,800 1,172,013 ( 0 .7 )
Eiffage SA .............. 12,900 1,501,932 ( 0 .8 )
2,673,945
Germany
Allianz SE (Registered) ..... 7,200 2,755,511 ( 1 .6 )
Hong Kong
AIA Group Ltd. ........... 391,200 2,961,335 ( 1 .7 )
Henderson Land Development
Co. Ltd. .............. 615,000 1,768,918 ( 1 .0 )
4,730,253
Japan
As One Corp. ............ 63,600 987,278 ( 0 .6 )
Asahi Kasei Corp. ......... 200,200 1,403,535 ( 0 .8 )
Daiichi Sankyo Co. Ltd. ..... 50,600 1,204,983 ( 0 .7 )
Goldwin, Inc. ............ 16,800 927,631 ( 0 .5 )
Hamamatsu Photonics KK ... 106,800 1,041,137 ( 0 .6 )
Kakaku.com, Inc. ......... 76,700 1,098,528 ( 0 .6 )
Kamigumi Co. Ltd. ........ 55,900 1,308,257 ( 0 .7 )
Kikkoman Corp. .......... 114,800 1,107,440 ( 0 .6 )
Mazda Motor Corp. ........ 131,000 838,185 ( 0 .5 )
MISUMI Group, Inc. ........ 48,800 812,261 ( 0 .5 )
Mitsui & Co. Ltd. .......... 38,800 731,505 ( 0 .4 )
Mitsui Mining & Smelting Co.
Ltd. ................ 45,500 1,332,856 ( 0 .7 )
Nichirei Corp. ............ 98,800 1,168,619 ( 0 .7 )
NIDEC Corp. ............ 42,200 708,212 ( 0 .4 )
Obayashi Corp. .......... 144,300 1,925,012 ( 1 .1 )
Olympus Corp. ........... 86,300 1,129,730 ( 0 .6 )
Recruit Holdings Co. Ltd. .... 36,200 1,875,568 ( 1 .1 )
Santen Pharmaceutical Co. Ltd. 121,700 1,159,074 ( 0 .7 )
SHO-BOND Holdings Co. Ltd. . 65,300 2,087,223 ( 1 .2 )

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Japan (continued)
TOTO Ltd. .............. 42,100 $ 1,094,141 ( 0 .6 ) %
Unicharm Corp. .......... 119,200 949,402 ( 0 .5 )
Ushio, Inc. .............. 105,200 1,305,121 ( 0 .7 )
26,195,698
Mexico
Orbia Advance Corp. SAB de
CV ................. 1,400,500 1,061,436 ( 0 .6 )
Netherlands
Aegon Ltd. .............. 178,400 1,171,701 ( 0 .7 )
JDE Peet's NV ........... 79,600 1,740,337 ( 1 .0 )
Koninklijke Vopak NV ...... 17,400 755,939 ( 0 .4 )
NN Group NV ............ 28,200 1,569,211 ( 0 .9 )
5,237,188
Peru
Credicorp Ltd. ........... 7,800 1,452,048 ( 0 .8 )
South Korea
KT&G Corp. ............. 15,400 1,059,239 ( 0 .6 )
LG Corp. ............... 20,900 921,786 ( 0 .5 )
1,981,025
Spain
Bankinter SA ............ 248,400 2,761,011 ( 1 .6 )
Taiwan
ASPEED Technology, Inc. ... 7,000 648,239 ( 0 .4 )
Innolux Corp. ............ 196 90 (0.0)
Realtek Semiconductor Corp. . 58,000 924,666 ( 0 .5 )
1,572,995
United Kingdom
Imperial Brands plc ........ 47,800 1,768,690 ( 1 .0 )
J Sainsbury plc ........... 532,500 1,623,105 ( 0 .9 )
NatWest Group plc ........ 215,700 1,273,577 ( 0 .7 )
Next plc ................ 14,200 2,045,869 ( 1 .2 )
Rightmove plc ........... 108,800 968,662 ( 0 .6 )
7,679,903
United States
Agilent Technologies, Inc. .... 8,000 935,840 ( 0 .5 )
Airbnb, Inc. , Class A ....... 8,100 967,626 ( 0 .6 )
Altria Group, Inc. .......... 34,300 2,058,686 ( 1 .2 )
AMC Networks, Inc. , Class A .. 418,075 2,876,356 ( 1 .6 )
Archer-Daniels-Midland Co. .. 17,000 816,170 ( 0 .5 )
Costco Wholesale Corp. ..... 2,900 2,742,762 ( 1 .6 )
CSL Ltd. ............... 10,400 1,636,848 ( 0 .9 )
CSX Corp. .............. 86,400 2,542,752 ( 1 .4 )
Dexcom, Inc. ............ 18,200 1,242,878 ( 0 .7 )
Eagle Bancorp, Inc. ........ 65,550 1,376,550 ( 0 .8 )
Flagstar Financial Inc ....... 875,616 10,174,658 ( 5 .8 )
Garmin Ltd. ............. 6,500 1,411,345 ( 0 .8 )
HP, Inc. ................ 102,300 2,832,687 ( 1 .6 )
IDEX Corp. ............. 9,600 1,737,312 ( 1 .0 )
Informatica, Inc. , Class A .... 179,767 3,136,934 ( 1 .8 )
Intuit, Inc. .............. 4,300 2,640,157 ( 1 .5 )
Lululemon Athletica, Inc. .... 2,700 764,262 ( 0 .4 )
Match Group, Inc. ......... 38,300 1,194,960 ( 0 .7 )
Molson Coors Beverage Co. ,
Class B .............. 25,400 1,546,098 ( 0 .9 )
Paramount Global , Class B ... 48,187 576,316 ( 0 .3 )
Royal Caribbean Cruises Ltd. . 3,500 719,040 ( 0 .4 )
T. Rowe Price Group, Inc. .... 20,000 1,837,400 ( 1 .0 )
TransDigm Group, Inc. ...... 900 1,244,961 ( 0 .7 )
Ulta Beauty, Inc. .......... 3,600 1,319,544 ( 0 .7 )
Ventas, Inc. ............. 31,100 2,138,436 ( 1 .2 )
Shares Value
% of Basket
Value
United States (continued)
Verizon Communications, Inc. . 47,500 $ 2,154,600 ( 1 .2 ) %
52,625,178
Preferred Securities
Brazil
Gerdau SA (Preference) ..... 404,200 1,150,314 ( 0 .6 )
Itau Unibanco Holding SA
(Preference) .......... 573,480 3,157,609 ( 1 .8 )
4,307,923
Total Reference Entity — Long ............ 136,677,159
Reference Entity — Short
Common Stocks
Australia
Ansell Ltd. .............. (68,900) (1,467,385) 0 .8
Aristocrat Leisure Ltd. ...... (23,500) (950,413) 0 .5
Bendigo & Adelaide Bank Ltd. . (223,200) (1,493,491) 0 .9
Commonwealth Bank of
Australia ............. (15,700) (1,492,974) 0 .9
Lynas Rare Earths Ltd. ..... (363,000) (1,589,357) 0 .9
Medibank Pvt Ltd. ......... (513,400) (1,434,872) 0 .8
Mineral Resources Ltd. ..... (48,900) (738,343) 0 .4
National Australia Bank Ltd. .. (90,600) (1,948,688) 1 .1
NEXTDC Ltd. ............ (198,400) (1,421,035) 0 .8
Orica Ltd. .............. (99,100) (1,059,198) 0 .6
Orora Ltd. .............. (579,900) (684,461) 0 .4
Reece Ltd. .............. (76,500) (759,043) 0 .4
SGH Ltd. ............... (78,300) (2,457,903) 1 .4
Telstra Group Ltd. ......... (942,200) (2,489,091) 1 .4
Treasury Wine Estates Ltd. ... (388,000) (2,378,918) 1 .4
Vicinity Ltd. ............. (1,379,300) (1,909,906) 1 .1
(24,275,078)
China
China Everbright Bank Co. Ltd. ,
Class H .............. (1,799,000) (733,274) 0 .4
MMG Ltd. .............. (5,292,000) (1,826,091) 1 .0
(2,559,365)
Denmark
Zealand Pharma A/S ....... (11,800) (886,115) 0 .5
Germany
Carl Zeiss Meditec AG ...... (14,700) (971,688) 0 .6
Italy
Davide Campari-Milano NV .. (185,131) (1,088,189) 0 .6
Mexico
Alfa SAB de CV , Class A .... (2,723,818) (2,121,609) 1 .2
Poland
ORLEN SA ............. (94,600) (1,666,253) 0 .9
Singapore
SATS Ltd. .............. (344,231) (786,584) 0 .4
Seatrium Ltd. ............ (639,220) (997,128) 0 .6
(1,783,712)
South Africa
Impala Platinum Holdings Ltd. . (155,500) (1,070,518) 0 .6
Taiwan
Cathay Financial Holding Co.
Ltd. ................ (39,093) (72,949) 0 .1
China Steel Corp. ......... (954,647) (647,147) 0 .4
First Financial Holding Co. Ltd. (411,010) (337,245) 0 .2

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Taiwan (continued)
Formosa Plastics Corp. ..... (1,310,587) $ (1,456,272) 0 .8%
Hua Nan Financial Holdings Co.
Ltd. ................ (882,123) (745,905) 0 .4
Nan Ya Plastics Corp. ...... (1,228,496) (1,119,265) 0 .6
(4,378,783)
United States
Atlantic Union Bankshares Corp. (30,170) (939,494) 0 .5
Community Financial System,
Inc. ................. (28,734) (1,633,815) 0 .9
CVB Financial Corp. ....... (72,435) (1,337,150) 0 .8
Provident Financial Services,
Inc. ................. (100,014) (1,717,240) 1 .0
ServisFirst Bancshares, Inc. .. (24,576) (2,029,978) 1 .1
(7,657,677)
Investment Companies
United States
Consumer Discretionary Select
Sector SPDR Fund ...... (104,120) (20,559,535) 11 .6
Invesco Preferred ETF ...... (1,000,000) (11,220,000) 6 .4
iShares iBoxx $ Investment
Grade Corporate Bond ETF (432,931) (47,055,270) 26 .7
iShares Preferred & Income
Securities ETF ......... (500,000) (15,365,000) 8 .7
SPDR S&P Oil & Gas Exploration
& Production ETF ....... (146,616) (19,310,793) 10 .9
Vanguard Intermediate-Term
Corporate Bond ETF ..... (1,849,455) (151,211,441) 85 .7
(264,722,039)
Total Reference Entity — Short ............ (313,181,026)
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ (176,503,867)
The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Merrill Lynch
International & Co., as of period end, termination date March 15, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Australia
BHP Group Ltd. .......... 74,200 1,800,325 ( 0 .8 )
Endeavour Group Ltd. ...... 483,300 1,168,822 ( 0 .6 )
Evolution Mining Ltd. ....... 203,100 908,748 ( 0 .4 )
Fortescue Ltd. ........... 92,900 899,182 ( 0 .4 )
Magellan Financial Group Ltd. . 280,300 1,351,917 ( 0 .6 )
Sonic Healthcare Ltd. ...... 71,100 1,154,442 ( 0 .5 )
Steadfast Group Ltd. ....... 342,300 1,244,676 ( 0 .6 )
TPG Telecom Ltd. ......... 226,700 684,855 ( 0 .3 )
Woolworths Group Ltd. ..... 87,400 1,622,786 ( 0 .8 )
10,835,753
Belgium
Liberty Global Ltd. , Class A ... 121,654 1,400,237 ( 0 .6 )
Brazil
B3 SA - Brasil Bolsa Balcao .. 412,900 882,028 ( 0 .4 )
Porto Seguro SA .......... 124,500 871,169 ( 0 .4 )
1,753,197
Shares Value
% of Basket
Value
China
Baidu, Inc. , ADR .......... 1 $ 92 (0.0) %
China Galaxy Securities Co. Ltd. ,
Class H .............. 800,000 802,778 ( 0 .4 )
China Hongqiao Group Ltd. .. 362,500 749,879 ( 0 .3 )
China Overseas Land &
Investment Ltd. ........ 460,000 823,381 ( 0 .4 )
China Resources Land Ltd. .. 250,000 829,302 ( 0 .4 )
CITIC Ltd. .............. 1,842,000 2,273,489 ( 1 .0 )
Geely Automobile Holdings Ltd. 470,000 1,008,905 ( 0 .5 )
Haidilao International Holding
Ltd. ................ 170,000 383,411 ( 0 .2 )
Haier Smart Home Co. Ltd. ,
Class H .............. 240,000 773,644 ( 0 .4 )
Meituan ................ 1,520 30,586 (0.0)
Midea Group Co. Ltd. , Class H 85,000 861,752 ( 0 .4 )
NetEase, Inc. , ADR ........ 1 103 (0.0)
NXP Semiconductors NV .... 5,200 988,312 ( 0 .5 )
PDD Holdings, Inc. , ADR .... 1 118 (0.0)
PetroChina Co. Ltd. , Class H . 1,316,000 1,066,957 ( 0 .5 )
Sunny Optical Technology Group
Co. Ltd. .............. 37,500 346,179 ( 0 .2 )
Tencent Holdings Ltd. ...... 100 6,390 (0.0)
Tencent Music Entertainment
Group , ADR ........... 73,000 1,051,930 ( 0 .5 )
Xiaomi Corp. , Class B ...... 127,611 807,488 ( 0 .4 )
Yum China Holdings, Inc. .... 17,250 898,035 ( 0 .4 )
ZTO Express Cayman, Inc. ... 49,400 976,662 ( 0 .5 )
14,679,393
Denmark
Orsted A/S .............. 14,200 620,130 ( 0 .3 )
Vestas Wind Systems A/S ... 87,300 1,207,752 ( 0 .5 )
1,827,882
Finland
Elisa OYJ .............. 52,400 2,554,238 ( 1 .2 )
France
Accor SA ............... 30,900 1,409,203 ( 0 .7 )
Amundi SA ............. 12,900 1,010,656 ( 0 .5 )
Gecina SA .............. 20,800 1,951,738 ( 0 .9 )
Legrand SA ............. 10,400 1,101,397 ( 0 .5 )
L'Oreal SA .............. 2,600 966,402 ( 0 .4 )
LVMH Moet Hennessy Louis
Vuitton SE ............ 1,800 1,114,702 ( 0 .5 )
Sodexo SA ............. 27,100 1,740,612 ( 0 .8 )
9,294,710
Germany
Evonik Industries AG ....... 86,900 1,883,905 ( 0 .9 )
RWE AG ............... 60,800 2,170,835 ( 1 .0 )
4,054,740
Hong Kong
Hong Kong Exchanges &
Clearing Ltd. .......... 9,200 409,255 ( 0 .2 )
PCCW Ltd. ............. 980,000 609,552 ( 0 .3 )
Techtronic Industries Co. Ltd. . 79,000 946,758 ( 0 .4 )
Yue Yuen Industrial Holdings
Ltd. ................ 411,000 660,329 ( 0 .3 )
2,625,894
Italy
Prysmian SpA ........... 7,780 428,266 ( 0 .2 )
Telecom Italia SpA ........ 12,762,334 4,311,116 ( 2 .0 )
4,739,382

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Japan
Air Water, Inc. ............ 100,500 $ 1,271,114 ( 0 .6 ) %
Alfresa Holdings Corp. ...... 81,700 1,156,467 ( 0 .5 )
Asahi Intecc Co. Ltd. ....... 69,100 1,116,216 ( 0 .5 )
COMSYS Holdings Corp. .... 57,500 1,223,247 ( 0 .6 )
FUJIFILM Holdings Corp. .... 69,100 1,323,885 ( 0 .6 )
Hoya Corp. ............. 7,400 835,153 ( 0 .4 )
Inpex Corp. ............. 107,000 1,484,175 ( 0 .7 )
Japan Exchange Group, Inc. .. 182,200 1,875,008 ( 0 .9 )
Jeol Ltd. ............... 40,200 1,245,583 ( 0 .6 )
Kintetsu Group Holdings Co.
Ltd. ................ 34,300 732,743 ( 0 .3 )
Komatsu Ltd. ............ 67,500 1,976,611 ( 0 .9 )
Kurita Water Industries Ltd. ... 35,900 1,110,362 ( 0 .5 )
Morinaga & Co. Ltd. ....... 78,700 1,315,929 ( 0 .6 )
Nexon Co. Ltd. ........... 82,500 1,129,949 ( 0 .5 )
Nippon Paint Holdings Co. Ltd. 100,600 755,461 ( 0 .4 )
Persol Holdings Co. Ltd. ..... 826,600 1,377,284 ( 0 .6 )
Rohto Pharmaceutical Co. Ltd. 86,700 1,298,221 ( 0 .6 )
Rorze Corp. ............. 56,100 535,768 ( 0 .2 )
Ship Healthcare Holdings, Inc. 33,600 449,695 ( 0 .2 )
Takashimaya Co. Ltd. ...... 171,400 1,394,219 ( 0 .6 )
Yamaha Corp. ........... 147,100 1,141,543 ( 0 .5 )
24,748,633
Macau
MGM China Holdings Ltd. .... 816,400 1,100,791 ( 0 .5 )
Mexico
Cemex SAB de CV ........ 1,445,000 811,310 ( 0 .4 )
Grupo Financiero Banorte SAB
de CV , Class O ......... 123,700 858,818 ( 0 .4 )
1,670,128
Poland
Powszechny Zaklad Ubezpieczen
SA ................. 116,800 1,696,963 ( 0 .8 )
Singapore
City Developments Ltd. ..... 359,200 1,336,055 ( 0 .6 )
Sea Ltd. , ADR ........... 5,800 756,842 ( 0 .4 )
UOL Group Ltd. .......... 393,600 1,727,077 ( 0 .8 )
3,819,974
South Africa
Harmony Gold Mining Co. Ltd. 59,200 866,967 ( 0 .4 )
Mr Price Group Ltd. ........ 160,200 1,943,213 ( 0 .9 )
2,810,180
South Korea
GS Engineering & Construction
Corp. ............... 43,100 499,442 ( 0 .2 )
Hyundai Motor Co. ........ 7,100 958,997 ( 0 .5 )
1,458,439
Spain
Banco Bilbao Vizcaya Argentaria
SA ................. 83,600 1,140,938 ( 0 .5 )
Banco de Sabadell SA ...... 469,500 1,318,194 ( 0 .6 )
Repsol SA .............. 117,100 1,554,799 ( 0 .7 )
4,013,931
Sweden
Atlas Copco AB , Class A .... 72,800 1,162,866 ( 0 .5 )
Shares Value
% of Basket
Value
Switzerland
Belimo Holding AG (Registered) 3,700 $ 2,281,103 ( 1 .1 ) %
Sunrise Communications AG ,
ADR , Class A .......... 24,330 1,174,896 ( 0 .5 )
3,455,999
Taiwan
Asia Cement Corp. ........ 775,000 1,095,230 ( 0 .5 )
China Airlines Ltd. ......... 1,086,000 742,307 ( 0 .3 )
Genius Electronic Optical Co.
Ltd. ................ 62,000 742,881 ( 0 .4 )
MediaTek, Inc. ........... 24,000 1,034,411 ( 0 .5 )
Yang Ming Marine Transport
Corp. ............... 393,000 889,050 ( 0 .4 )
4,503,879
United Kingdom
Admiral Group plc ......... 71,000 2,621,328 ( 1 .2 )
Rolls-Royce Holdings plc .... 147,200 1,430,691 ( 0 .7 )
SSE plc ................ 104,200 2,146,351 ( 1 .0 )
Synthomer plc ........... 588,203 891,156 ( 0 .4 )
Vodafone Group plc ........ 1,001,400 940,936 ( 0 .4 )
8,030,462
United States
Adobe, Inc. ............. 7,800 2,991,534 ( 1 .4 )
AES Corp. (The) .......... 59,300 736,506 ( 0 .3 )
Amcor plc .............. 214,900 2,084,530 ( 1 .0 )
Booking Holdings, Inc. ...... 300 1,382,073 ( 0 .6 )
CarMax, Inc. ............ 24,300 1,893,456 ( 0 .9 )
Cheniere Energy, Inc. ...... 8,900 2,059,460 ( 0 .9 )
Citigroup, Inc. ............ 20,600 1,462,394 ( 0 .7 )
Clorox Co. (The) .......... 11,400 1,678,650 ( 0 .8 )
Electronic Arts, Inc. ........ 6,300 910,476 ( 0 .4 )
Erie Indemnity Co. , Class A .. 2,400 1,005,720 ( 0 .5 )
GE Vernova, Inc. ......... 3,200 976,896 ( 0 .4 )
General Motors Co. ........ 26,800 1,260,404 ( 0 .6 )
Invesco Ltd. ............. 76,000 1,152,920 ( 0 .5 )
Jabil, Inc. ............... 9,600 1,306,272 ( 0 .6 )
James Hardie Industries plc ,
CDI ................ 29,100 694,451 ( 0 .3 )
Lockheed Martin Corp. ...... 7,500 3,350,325 ( 1 .5 )
Marathon Petroleum Corp. ... 5,700 830,433 ( 0 .4 )
Merck & Co., Inc. ......... 10,300 924,528 ( 0 .4 )
MSCI, Inc. .............. 4,400 2,488,200 ( 1 .1 )
Nucor Corp. ............. 6,700 806,278 ( 0 .4 )
PepsiCo, Inc. ............ 16,800 2,518,992 ( 1 .2 )
ResMed, Inc. ............ 3,800 850,630 ( 0 .4 )
Rockwell Automation, Inc. .... 4,500 1,162,710 ( 0 .5 )
Southwest Airlines Co. ...... 10,000 335,800 ( 0 .2 )
State Street Corp. ......... 12,300 1,101,219 ( 0 .5 )
Stellantis NV ............ 53,600 601,182 ( 0 .3 )
Synchrony Financial ....... 26,300 1,392,322 ( 0 .6 )
Textron, Inc. ............. 26,000 1,878,500 ( 0 .9 )
T-Mobile US, Inc. ......... 5,200 1,386,892 ( 0 .6 )
41,223,753
Total Reference Entity — Long ............ 153,461,424
Reference Entity — Short
Common Stocks
Brazil
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP ............. (48,000) (859,322) 0 .4
Engie Brasil Energia SA ..... (329,400) (2,228,152) 1 .0
Localiza Rent a Car SA ..... (72) (424) 0.0

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Shares Value
% of Basket
Value
Brazil (continued)
Rumo SA ............... (362,500) $ (1,034,181) 0 .5%
Santos Brasil Participacoes SA (330,900) (771,227) 0 .4
(4,893,306)
China
Alibaba Group Holding Ltd. ,
ADR ................ (40,404) (5,342,621) 2 .5
ANTA Sports Products Ltd. ... (1,189,800) (13,081,856) 6 .0
China Construction Bank Corp. ,
Class H .............. (4,591,000) (4,068,381) 1 .9
China Everbright Bank Co. Ltd. ,
Class H .............. (1,945,000) (792,783) 0 .4
China International Capital Corp.
Ltd. , Class H .......... (334,000) (627,999) 0 .3
China Life Insurance Co. Ltd. ,
Class H .............. (566,000) (1,094,069) 0 .5
China Railway Group Ltd. , Class
H .................. (2,296,000) (1,015,713) 0 .5
China Resources Power
Holdings Co. Ltd. ....... (450,000) (1,070,494) 0 .5
JD Health International, Inc. .. (274,200) (1,170,863) 0 .5
JD.com, Inc. , ADR , Class A ... (68,569) (2,819,557) 1 .3
Kuaishou Technology ....... (153,400) (1,075,727) 0 .5
NIO, Inc. , Class A ......... (168,923) (639,503) 0 .3
Ping An Insurance Group Co. of
China Ltd. , Class H ...... (2,870,000) (17,130,895) 7 .9
Qifu Technology, Inc. , ADR ... (133,380) (5,990,096) 2 .8
Shandong Gold Mining Co. Ltd. ,
Class H .............. (346,500) (827,450) 0 .4
Shanghai Pharmaceuticals
Holding Co. Ltd. , Class H .. (1,308,600) (1,883,529) 0 .9
SITC International Holdings Co.
Ltd. ................ (357,000) (970,327) 0 .4
Trip.com Group Ltd. , ADR ... (43,395) (2,759,054) 1 .3
Tsingtao Brewery Co. Ltd. ... (92,000) (662,509) 0 .3
Vnet Group, Inc. , ADR ...... (358,350) (2,938,470) 1 .4
Wharf Holdings Ltd. (The) .... (221,000) (524,848) 0 .2
(66,486,744)
Denmark
ROCKWOOL A/S ......... (2,500) (1,036,271) 0 .5
Hong Kong
CLP Holdings Ltd. ......... (77,500) (630,910) 0 .3
Hang Lung Properties Ltd. ... (2,460,000) (2,104,605) 1 .0
MTR Corp. Ltd. ........... (637,500) (2,088,553) 0 .9
Wharf Real Estate Investment
Co. Ltd. .............. (518,000) (1,257,769) 0 .6
(6,081,837)
Japan
AGC, Inc. .............. (66,000) (2,009,222) 0 .9
ANA Holdings, Inc. ........ (636,800) (11,754,532) 5 .4
Asics Corp. ............. (37,700) (799,525) 0 .4
CyberAgent, Inc. .......... (87,900) (668,883) 0 .3
Daito Trust Construction Co. Ltd. (9,700) (992,545) 0 .5
Daiwa House Industry Co. Ltd. (135,000) (4,465,064) 2 .0
DMG Mori Co. Ltd. ........ (53,100) (1,037,179) 0 .5
Fujitsu Ltd. .............. (70,400) (1,401,023) 0 .6
GS Yuasa Corp. .......... (5,200) (83,318) 0.0
Heiwa Corp. ............. (9,200) (144,305) 0 .1
Hoshizaki Corp. .......... (2,500) (96,771) 0.0
Industrial & Infrastructure Fund
Investment Corp. ....... (700) (542,580) 0 .2
Infroneer Holdings, Inc. ..... (136,000) (1,098,622) 0 .5
Invincible Investment Corp. ... (200) (84,277) 0.0
Shares Value
% of Basket
Value
Japan (continued)
Kansai Paint Co. Ltd. ....... (328,900) $ (4,701,811) 2 .2%
Kobayashi Pharmaceutical Co.
Ltd. ................ (36,100) (1,367,584) 0 .6
Kose Corp. ............. (800) (33,199) 0.0
MEIJI Holdings Co. Ltd. ..... (41,800) (905,727) 0 .4
Mitsubishi Heavy Industries Ltd. (48,200) (827,767) 0 .4
Nagoya Railroad Co., Ltd. ... (711,300) (8,285,378) 3 .8
NEC Corp. .............. (73,000) (1,554,953) 0 .7
Nipro Corp. ............. (87,000) (789,748) 0 .4
NTT Data Group Corp. ...... (72,100) (1,306,096) 0 .6
Obara Group, Inc. ......... (138,200) (3,029,216) 1 .4
OSG Corp. .............. (93,800) (1,025,087) 0 .5
Sanrio Co. Ltd. ........... (390,000) (18,043,595) 8 .3
Sapporo Holdings Ltd. ...... (12,800) (653,831) 0 .3
SCSK Corp. ............. (37,400) (924,816) 0 .4
Seven & i Holdings Co. Ltd. .. (59,700) (864,510) 0 .4
SG Holdings Co. Ltd. ....... (13,200) (131,642) 0 .1
SoftBank Group Corp. ...... (21,700) (1,109,953) 0 .5
Sumitomo Metal Mining Co. Ltd. (15,500) (338,812) 0 .2
United Urban Investment Corp. (800) (793,449) 0 .4
(71,865,020)
Macau
Wynn Macau Ltd. ......... (1,839,200) (1,317,885) 0 .6
Singapore
CapitaLand Investment Ltd. .. (949,400) (1,920,165) 0 .9
Genting Singapore Ltd. ..... (4,916,400) (2,728,070) 1 .3
(4,648,235)
South Africa
Impala Platinum Holdings Ltd. . (17,600) (121,165) 0 .1
MTN Group Ltd. .......... (139,200) (935,567) 0 .4
(1,056,732)
Spain
Endesa SA ............. (44,400) (1,176,238) 0 .5
Telefonica SA ............ (456,300) (2,150,716) 1 .0
(3,326,954)
United States
Brandywine Realty Trust .... (12,500) (55,750) 0.0
Coinbase Global, Inc. , Class A (9,285) (1,599,155) 0 .7
Ferrovial SE ............. (20,900) (934,810) 0 .4
Riot Platforms, Inc. ........ (321,121) (2,286,381) 1 .1
(4,876,096)
Investment Companies
United States
iShares iBoxx $ Investment
Grade Corporate Bond ETF (342,788) (37,257,628) 17 .1
iShares Preferred & Income
Securities ETF ......... (815,000) (25,044,950) 11 .5
SPDR Bloomberg High Yield
Bond ETF ............ (9,541) (909,257) 0 .4
Vanguard Short-Term Corporate
Bond ETF ............ (1,800,000) (142,092,000) 65 .4
(205,303,835)
Total Reference Entity — Short ............ (370,892,915)
Net Value of Reference Entity — Merrill Lynch
International & Co. .....................
$ (217,431,491)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day CLICP ......................................... Chile Indice de Camara Promedio Interbank Overnight Index 0 .04
1-day EFFR ......................................... Effective Federal Funds Rate 4 .33
1-day ESTR ......................................... Euro Short-Term Rate 2 .42
1-day IBR ........................................... Colombian Reference Banking Indicator 8 .97
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 7 .20
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 9 .05
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .33
1-day SONIA ......................................... Sterling Overnight Index Average 4 .46
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 2 .25
28-day MXIBTIIE ...................................... Mexico Interbank TIIE 28-day 9 .27
3-mo. BBR .......................................... Australian Bank Bill Rate 4 .13
3-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .51
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .84
3-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .34
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 3 .88
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .56
3-mo. KLIBOR ........................................ Kuala Lumpur Interbank Offered Rate 3 .66
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 2 .36
6-mo. BBR .......................................... Australian Bank Bill Rate 4 .30
6-mo. BUBOR ........................................ Budapest Interbank Offered Rate 6 .53
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .34
6-mo. NIBOR ........................................ Nigerian Interbank Offered Rate 4 .67
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .61
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .66
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities
Australia ............................................. $ — $ 15,533,988 $ — $ 15,533,988
Bermuda ............................................. — 56,552,452 — 56,552,452
Canada ............................................. — 14,444,159 — 14,444,159

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Cayman Islands ........................................ $ — $ 2,174,874,737 $ 5,895,489 $ 2,180,770,226
France .............................................. — 35,714,751 — 35,714,751
Germany ............................................ — 3,645,610 — 3,645,610
Ireland .............................................. — 396,730,744 10,058,145 406,788,889
Italy ................................................ — 104,063,101 — 104,063,101
Jersey, Channel Islands ................................... — 141,370,893 2,400,000 143,770,893
Luxembourg .......................................... — 47,697,102 — 47,697,102
Netherlands ........................................... — 24,590,131 — 24,590,131
Portugal ............................................. — 10,196,352 — 10,196,352
Singapore ............................................ — 7,377,000 — 7,377,000
Spain ............................................... — 34,395,313 — 34,395,313
Switzerland ........................................... — 453,937 — 453,937
United Kingdom ........................................ — 242,088,711 28,909,005 270,997,716
United States .......................................... — 2,590,714,607 102,226,391 2,692,940,998
Common Stocks
Australia ............................................. 3,854,933 950,370 — 4,805,303
Belgium ............................................. — 1,417,277 — 1,417,277
Brazil ............................................... 977,386 — — 977,386
Cambodia ............................................ — 585,722 — 585,722
Canada ............................................. 21,495,051 — — 21,495,051
Chile ............................................... — — 2,402,331 2,402,331
China ............................................... 10,128,974 8,011,643 — 18,140,617
Colombia ............................................ 648,707 — — 648,707
Czech Republic ........................................ 608,442 899,452 — 1,507,894
Finland .............................................. — 477,987 — 477,987
France .............................................. — 12,994,819 — 12,994,819
Georgia ............................................. 425,787 — — 425,787
Germany ............................................ 8,643,840 30,315,808 62 38,959,710
Greece .............................................. — 1,503,048 — 1,503,048
Hungary ............................................. — 1,576,079 — 1,576,079
India ............................................... 3,157,040 2,302,158 — 5,459,198
Indonesia ............................................ 576,470 3,527,759 — 4,104,229
Italy ................................................ — 20,967,729 — 20,967,729
Japan ............................................... — 18,890,254 — 18,890,254
Kazakhstan ........................................... 2,442,640 — — 2,442,640
Malaysia ............................................. — 1,549,056 — 1,549,056
Philippines ........................................... 796,087 2,066,446 — 2,862,533
Poland .............................................. — 4,448,022 — 4,448,022
Republic of Turkiye ...................................... 1,849,067 1,286,498 — 3,135,565
Romania ............................................. — 730,294 — 730,294
Singapore ............................................ 1,357,096 — — 1,357,096
South Korea .......................................... 810,029 998,765 — 1,808,794
Spain ............................................... — 6,738,122 — 6,738,122
Sweden ............................................. — 473,587 — 473,587
Switzerland ........................................... 535,603 — — 535,603
Thailand ............................................. — 1,754,159 — 1,754,159
United Kingdom ........................................ 20,086,024 3,210,623 53 23,296,700
United States .......................................... 572,024,452 48,214,172 145,745,828 765,984,452
Corporate Bonds
Angola .............................................. — 10,496,179 — 10,496,179
Argentina ............................................ — 13,259,071 — 13,259,071
Australia ............................................. — 229,623,161 50,139,347 279,762,508
Austria .............................................. — 14,227,335 — 14,227,335
Belgium ............................................. — 33,164,944 — 33,164,944
Brazil ............................................... — 111,708,984 3,166,641 114,875,625
Canada ............................................. — 344,184,775 111,138,357 455,323,132
Cayman Islands ........................................ — 2,487,500 — 2,487,500
Chile ............................................... — 37,455,369 54,113,804 91,569,173
China ............................................... — 207,156,143 — 207,156,143
Colombia ............................................ — 65,654,650 — 65,654,650
Costa Rica ........................................... — 1,505,011 — 1,505,011
Cyprus .............................................. — 2,839,254 — 2,839,254
Czech Republic ........................................ — 52,241,607 — 52,241,607
Denmark ............................................. — 94,729,053 — 94,729,053
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Finland .............................................. $ — $ 19,293,915 $ — $ 19,293,915
France .............................................. — 904,527,713 16,261,165 920,788,878
Germany ............................................ — 1,133,394,104 23,301,938 1,156,696,042
Ghana .............................................. — 1,372,580 — 1,372,580
Greece .............................................. — 52,344,266 — 52,344,266
Hong Kong ........................................... — 142,340,190 — 142,340,190
India ............................................... — 489,988,617 — 489,988,617
Indonesia ............................................ — 124,987,173 — 124,987,173
Ireland .............................................. — 39,932,972 — 39,932,972
Israel ............................................... — 27,794,913 — 27,794,913
Italy ................................................ — 651,773,381 33,356,964 685,130,345
Jamaica ............................................. — 7,848,160 150,619 7,998,779
Japan ............................................... — 260,236,108 — 260,236,108
Jersey, Channel Islands ................................... — 85,140,183 — 85,140,183
Kazakhstan ........................................... — 484,145 — 484,145
Kuwait .............................................. — 7,857,293 — 7,857,293
Luxembourg .......................................... — 276,371,451 — 276,371,451
Macau .............................................. — 119,352,419 — 119,352,419
Mexico .............................................. — 29,644,484 — 29,644,484
Netherlands ........................................... — 294,970,687 — 294,970,687
Nigeria .............................................. — 12,834,225 — 12,834,225
Norway .............................................. — 12,244,766 — 12,244,766
Oman ............................................... — 4,023,660 — 4,023,660
Panama ............................................. — 368,269 — 368,269
Peru ................................................ — 7,157,856 — 7,157,856
Philippines ........................................... — 108,420,056 — 108,420,056
Poland .............................................. — 2,027,617 — 2,027,617
Portugal ............................................. — 120,592,492 — 120,592,492
Qatar ............................................... — 8,906,349 — 8,906,349
Republic of Turkiye ...................................... — 6,304,420 — 6,304,420
Saudi Arabia .......................................... — 83,533,117 — 83,533,117
Singapore ............................................ — 74,056,227 7,450,870 81,507,097
Slovenia ............................................. — 14,137,371 — 14,137,371
South Africa ........................................... — 60,837,070 — 60,837,070
South Korea .......................................... — 105,079,088 — 105,079,088
Spain ............................................... — 481,137,585 23,249,139 504,386,724
Sweden ............................................. — 140,755,625 — 140,755,625
Switzerland ........................................... — 247,834,506 — 247,834,506
Thailand ............................................. — 61,900,789 — 61,900,789
Ukraine ............................................. — 54,814,709 — 54,814,709
United Arab Emirates .................................... — 54,018,543 — 54,018,543
United Kingdom ........................................ — 1,335,703,067 5,728,261 1,341,431,328
United States .......................................... — 4,441,690,398 451,766,671 4,893,457,069
Uzbekistan ........................................... — 12,730,265 — 12,730,265
Vietnam ............................................. — 15,058,803 — 15,058,803
Zambia .............................................. — 7,681,145 — 7,681,145
Fixed Rate Loan Interests
France .............................................. — 8,190,847 — 8,190,847
India ............................................... — — 27,420,266 27,420,266
Jersey, Channel Islands ................................... — — 2,080 2,080
Spain ............................................... — — 48,658,500 48,658,500
United States .......................................... — 4,345,738 63,166,229 67,511,967
Floating Rate Loan Interests
Australia ............................................. — 983,416 24,750,000 25,733,416
Austria .............................................. — 3,233,098 — 3,233,098
Belgium ............................................. — 13,544,855 — 13,544,855
Canada ............................................. — 42,371,206 — 42,371,206
Cayman Islands ........................................ — — 16,189,545 16,189,545
Finland .............................................. — 11,873,118 — 11,873,118
France .............................................. — 97,612,595 — 97,612,595
Germany ............................................ — 86,237,966 — 86,237,966
Ireland .............................................. — 18,380,941 16,829,231 35,210,172
Jersey, Channel Islands ................................... — — 19,121,407 19,121,407
Luxembourg .......................................... — 110,313,314 15,685,729 125,999,043
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Netherlands ........................................... $ — $ 90,946,136 $ — $ 90,946,136
New Zealand .......................................... — — 16,037,076 16,037,076
Norway .............................................. — 4,895,737 — 4,895,737
Spain ............................................... — 23,571,913 47,034,238 70,606,151
Sweden ............................................. — 11,883,606 — 11,883,606
United Kingdom ........................................ — 178,647,956 151,501,652 330,149,608
United States .......................................... — 1,094,620,626 468,704,266 1,563,324,892
Foreign Agency Obligations ................................. — 608,714,883 — 608,714,883
Foreign Government Obligations .............................. — 4,846,815,072 — 4,846,815,072
Grantor Trust ........................................... 99,405,341 — — 99,405,341
Investment Companies .................................... 539,103,882 37,148,938 — 576,252,820
Municipal Bonds ......................................... — 403,899,292 — 403,899,292
Non-Agency Mortgage-Backed Securities
Australia ............................................. — 13,172,776 — 13,172,776
Bermuda ............................................. — 25,512,618 — 25,512,618
Cayman Islands ........................................ — 7,277,186 — 7,277,186
Ireland .............................................. — 142,799,370 — 142,799,370
Italy ................................................ — 29,475,981 — 29,475,981
Netherlands ........................................... — 15,925,609 — 15,925,609
United Kingdom ........................................ — 532,853,995 — 532,853,995
United States .......................................... — 3,856,246,229 107,589,768 3,963,835,997
Preferred Securities
Brazil ............................................... — — 11,459,188 11,459,188
China ............................................... — — 64,116,383 64,116,383
Germany ............................................ — 63,859 154,921 218,780
Israel ............................................... — — 249,804 249,804
Spain ............................................... — 5,037,169 — 5,037,169
Sweden ............................................. — — 1 1
United Kingdom ........................................ — — 6,631,411 6,631,411
United States .......................................... 18,420,267 52,841,306 445,504,092 516,765,665
U.S. Government Sponsored Agency Securities .................... 16,313,500 19,406,981,774 — 19,423,295,274
U.S. Treasury Obligations ................................... — 1,135,946,178 — 1,135,946,178
Warrants .............................................. 266,894 8,101,727 36,753,710 45,122,331
Short-Term Securities
Borrowed Bond Agreements ................................. — 253,289,193 — 253,289,193
Foreign Government Obligations .............................. — 55,391,757 — 55,391,757
Money Market Funds ...................................... 2,003,198,396 — — 2,003,198,396
Options Purchased
Commodity contracts ...................................... 1,154,240 — — 1,154,240
Credit contracts .......................................... — 1,576,577 — 1,576,577
Equity contracts .......................................... 17,487,506 1,937,807 — 19,425,313
Foreign currency exchange contracts ........................... — 69,814,045 — 69,814,045
Interest rate contracts ...................................... 308,237 75,964,032 — 76,272,269
Other contracts .......................................... — 492,640 — 492,640
Unfunded commitments
(a)
..................................... — — 3,996,480 3,996,480
Liabilities
Investments
Borrowed Bonds ......................................... — (247,996,068) — (247,996,068)
TBA Sale Commitments .................................... — (9,605,347,106) — (9,605,347,106)
Investment Sold Short
Corporate Bonds ........................................ — (242,492,322) — (242,492,322)
Corporate Bonds ........................................ — (2,529,822) — (2,529,822)
U.S. Treasury Obligations ................................... — (239,962,500) — (239,962,500)
$ 3,346,075,891 $ 42,733,666,830 $ 2,669,017,057 $ 48,748,759,778
Investments Valued at NAV
(b)
...................................... 31,366,442
$ 48,780,126,220
Derivative Financial Instruments
(c)
Assets
Commodity contracts ....................................... $ 417,063 $ — $ — $ 417,063
Credit contracts ........................................... — 20,485,410 — 20,485,410
Equity contracts ........................................... 4,987,602 8,107,586 — 13,095,188
Foreign currency exchange contracts ............................ — 150,258,035 — 150,258,035
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Level 1 Level 2 Level 3 Total
Interest rate contracts ....................................... $ 59,418,393 $ 413,087,983 $ — $ 472,506,376
Other contracts ........................................... — 4,217,782 — 4,217,782
Liabilities
Commodity contracts ....................................... (226,611) — — (226,611)
Credit contracts ........................................... — (21,661,898) — (21,661,898)
Equity contracts ........................................... (39,809,785) (2,886,254) — (42,696,039)
Foreign currency exchange contracts ............................ — (81,591,904) — (81,591,904)
Interest rate contracts ....................................... (60,769,177) (387,319,802) — (448,088,979)
Other contracts ........................................... — (1,578,212) — (1,578,212)
$ (35,982,515) $ 101,118,726 $ — $ 65,136,211
(a)
Unfunded commitments are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ........................................... $ 107,769,299 $ 141,894,095 $ 774,748,306 $ 145,481,364 $ 711,524,447
Transfers into Level 3 ......................................................... — — — — 17,100,060
Transfers out of Level 3 ........................................................ (11,793,600) — (3,874,079) — (34,245,414)
Other
(a)
................................................................... 15,284,033 (1,076,126) (15,284,033) — —
Accrued discounts/premiums ..................................................... (2,311) — (157,702) 1,765 129,245
Net realized gain (loss) ........................................................ (138,161) (10,303) (13,382,201) 30,398 (16,547,001)
Net change in unrealized appreciation (depreciation)
(b)
.................................... 2,172,772 (26,984,451) 23,317,082 2,954,351 24,680,668
Purchases ................................................................. 39,219,053 45,295,027 124,530,295 — 149,195,197
Sales .................................................................... (3,022,055) (10,969,968) (110,073,892) (9,220,803) (75,984,058)
Closing balance, as of March 31, 2025 ..............................................
$ 149,489,030 $ 148,148,274 $ 779,823,776 $ 139,247,075 $ 775,853,144
Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025
(b)
........
$ 2,172,772 $ (26,984,451) $ 8,764,930 $ 2,829,886 $ 9,045,375
Non-Agency
Mortgage-
Backed
Securities
Preferred
Securities
Unfunded
Commitments
Unfunded
Floating
Rate Loan
Interests Warrants Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2024 ............................... $ 102,377,485 $ 534,633,110 $ 3,696,632 $ 121,784 $ 35,428,726 $ 2,557,675,248
Transfers into Level 3 ............................................. — — — — — 17,100,060
Transfers out of Level 3 ............................................ — (2,635,008) — — — (52,548,101)
Other
(a)
....................................................... — 1,076,126 — — — —
Accrued discounts/premiums ......................................... 248,213 — — — — 219,210
Net realized gain (loss) ............................................ (85,239) — — — 687,021 (29,445,486)
Net change in unrealized appreciation (depreciation)
(b)
........................ (220,977) 3,543,151 299,848 (121,784) 2,012,766 31,653,426
Purchases ..................................................... 9,190,786 — — — — 367,430,358
Sales ........................................................ (3,920,500) (8,501,579) — — (1,374,803) (223,067,658)
Closing balance, as of March 31, 2025 ..................................
$ 107,589,768 $ 528,115,800 $ 3,996,480 $ — $ 36,753,710 $ 2,669,017,057
Net change in unrealized appreciation (depreciation) on investments still held at March 31,
2025
(b)
.....................................................
$ (220,977) $ (2,512,580) $ 299,848 $ (121,784) $ 2,707,577 $ (4,019,404)
(a)
Certain Level 3 investments were re-classified between Asset-Backed Securities, Common Stocks, Corporate Bonds and Preferred Securities.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2025 is generally due to investments no longer held or categorized as Level 3 at period end.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments with values based upon unadjusted third-party pricing information in the amount of $410,271,321. A significant change in the third-party information could result in a significantly lower or higher value of such Level 3 investments.
(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
(b)
The Fund valued certain of its Level 3 Preferred Stocks using recent transactions as the best approximation of fair value. The value of Level 3 investments obtained using recent prior transaction prices, for which inputs are unobservable, is $29,731,757 as of March 31, 2025.
Value
Valuation
Approach Unobservable Inputs
Range of
Unobservable
Inputs Utilized
(a)
Weighted
Average of
Unobservable
Inputs Based on Fair
Value
Assets
Asset-Backed Securities ........................ $ 97,609,125 Income Discount Rate 7% - 10% 8%
Common Stocks ............................. 109,722,105 Market Revenue Multiple 1.80x - 7.00x 3.55x
Volatility 44% - 56% 44%
Time to Exit 5.6 years —
EBITDA Multiple 24.95x —
Discount for Lack of
Marketability
9% —
Income Discount Rate 15% —
Corporate Bonds ............................. 695,118,184 Income Discount Rate 5% - 30% 11%
Market Revenue Multiple 3.72x - 4.00x 3.98x
Time to Exit 0.3 - 1.0 year 0.4 year
Volatility 50% - 80% 54%
Fixed Rate Loan Interests ........................ 63,166,230 Income Discount Rate 7% - 8% 7%
Floating Rate Loan Interests ...................... 721,093,266 Income Discount Rate 5% - 15% 9%
Estimated Recovery
Value
44% —
Market EBITDA Multiple 13.00x —
Non-Agency Mortgage-Backed Securities .............. 22,898,671 Income Discount Rate 9% —
Preferred Stocks
(b)
............................ 528,115,799 Market Revenue Multiple 1.05x - 14.31x 7.22x
Volatility 46% - 90% 68%
Time to Exit 0.3 - 5.0 years 2.7 years
Gross Profit Multiple 11.75x —
Direct Profit Multiple 4.75x —
EBITDA Multiple 8.50x - 14.50x 14.24x
EBITDAR Multiple 10.00x —
Market Adjustment
Multiple
1.00x 1.00x
Income Discount Rate 10% - 15% 13%
Warrants .................................. 21,022,356 Market Revenue Multiple 2.75x - 8.75x 7.54x
Volatility 44% - 80% 67%
Time to Exit 0.3 – 3.0 years 2.9 years
Discount for Lack of
Marketability
9% —
Income Discount Rate 15% —
$ 2,258,745,736

Consolidated Schedule of Investments
(unaudited) (continued)
March 31, 2025
BlackRock Strategic Income Opportunities Portfolio

Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Chinese Yuan Offshore
CNY Chinese Yuan
COP Colombian Peso
CZK Czech Koruna
DKK Danish Krone
DOP Dominican Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
HUF Hungarian Forint
IDR Indonesian Rupiah
ILS Israeli shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NGN Nigerian Naira
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippine Peso
PLN Polish Zloty
RON Romanian Leu
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TRY Turkish Lira
TWD Taiwan New Dollar
USD United States Dollar
UYU Uruguayan Peso
ZAR South African Rand
Portfolio Abbreviation
ABS Asset-Backed Security
ADR American Depositary Receipts
AGM Assured Guaranty Municipal Corp.
AMBAC Ambac Assurance Corp.
AMT Alternative Minimum Tax
BBR Australian Bank Bill Rate
BUBOR Budapest Interbank Offered Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CLICP Chile Indice de Camara Promedio Interbank Overnight Index
CLO Collateralized Loan Obligation
CMBS Commercial Mortgage-Backed Securities
CMT Constant Maturity Treasury
CNREPOFIX_CFXS China Fixing Repo Rates
CSMC Credit Suisse Mortgage Capital
CVA Certification Van Aandelon (Dutch Certificate)
CWABS Countrywide Asset-Backed Certificates
DAC Designated Activity Company
EM Emerging Markets
EFFR Effective Federal Funds Rate
ESTR Euro Short-Term Rate
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
GO General Obligation Bonds
GUKG1 UK Government Bond 1 Year Note Generic Bid Yield
HIBOR Hong Kong Interbank Offered Rate
IBR Colombian Reference Banking Indicator
JIBAR Johannesburg Interbank Average Rate
JSC Joint Stock Company
KLIBOR Kuala Lumpur Interbank Offered Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NIBOR Norwegian Interbank Offered Rate
NVDR Non-Voting Depository Receipts
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
RB Revenue Bonds
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit
SAP Subject to Appropriations
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
STIBOR Stockholm Interbank Offered Rate
TBA To-be-announced
TIPS Treasury Inflation Protected Securities
TONAR Tokyo Overnight Average Rate
VRDN Variable Rate Demand Notes
WIBOR Warsaw Interbank Offered Rate